Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND August 31, 2019

Investments	Shares (000)		Fair Value
LONG-TERM INVESTMENTS 97.11%

COMMON STOCKS 8.31%

Aerospace/Defense 0.86%

HEICO Corp.		19	$2,748,730
Teledyne Technologies, Inc.*		11	3,394,490
Total			6,143,220

Diversified Capital Goods 0.57%

Exponent, Inc.		57	4,075,537

Electric: Integrated 0.31%

NextEra Energy, Inc.		10	2,190,800

Electronics 1.29%

Nintendo Co., Ltd.(a)	JPY	11	4,266,602
Roku, Inc.*		33	4,949,472
Total			9,216,074

Health Equipment & Supply 0.43%

Nevro Corp.*		37	3,098,010

Health Services 0.47%

Guardant Health, Inc.*		38	3,318,175

Machinery 0.45%

Kornit Digital Ltd. (Israel)*(b)		115	3,234,953

Media: Content 0.38%

Spotify Technology SA (Sweden)*(b)		20	2,699,000

Pharmaceuticals 0.80%

Blueprint Medicines Corp.*		37	2,836,790
Sage Therapeutics, Inc.*		17	2,901,223
Total			5,738,013

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND August 31, 2019

Investments			Shares (000)		Fair Value
Software/Services 0.46%

CD Projekt SA(a)			PLN	52	$3,304,822

Specialty Retail 1.14%

Lululemon Athletica, Inc. (Canada)*(b)				19	3,416,395
Puma SE(a)			EUR	62	4,719,940
Total					8,136,335

Support: Services 0.63%

Bright Horizons Family Solutions, Inc.*				27	4,456,350

Telecommunications: Wireless 0.52%

American Tower Corp.				16	3,683,040
Total Common Stocks (cost $47,405,363)					59,294,329

	Interest Rate	Maturity Date	Principal Amount (000)
CONVERTIBLE BONDS 80.69%

Aerospace/Defense 0.95%

Safran SA(a)	Zero Coupon	6/21/2023	EUR	3,781	6,799,585

Building Materials 0.96%

Patrick Industries, Inc.	1.00%	2/1/2023		$8,056	6,873,091

Cable & Satellite Television 0.56%

DISH Network Corp.	3.375%	8/15/2026		4,330	3,995,520

Electronics 11.13%

Advanced Micro Devices, Inc.	2.125%	9/1/2026		4,250	17,080,521
Enphase Energy, Inc.†	1.00%	6/1/2024		6,675	10,904,391
Inphi Corp.	1.125%	12/1/2020		4,630	7,300,201
Microchip Technology, Inc.	1.625%	2/15/2025		15,000	26,542,261
Novellus Systems, Inc.	2.625%	5/15/2041		1,670	10,902,152
Teradyne, Inc.	1.25%	12/15/2023		3,806	6,717,393
Total					79,446,919

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Energy: Exploration & Production 5.02%

Tesla Energy Operations, Inc.	1.625%	11/1/2019	$36,506	$35,841,692

Health Services 1.43%

Repligen Corp.	0.375%	7/15/2024	6,435	6,917,625
Teladoc Health, Inc.	3.00%	12/15/2022	2,125	3,280,375
Total				10,198,000

Media: Content 1.11%

Zynga, Inc.†	0.25%	6/1/2024	8,000	7,914,325

Media: Diversified 1.52%

IAC FinanceCo, Inc.†	0.875%	10/1/2022	6,234	10,813,456

Medical Products 6.93%

CONMED Corp.†	2.625%	2/1/2024	7,940	10,166,616
DexCom, Inc.	0.75%	5/15/2022	7,115	12,710,437
Insulet Corp.	1.375%	11/15/2024	9,995	17,395,746
Nevro Corp.	1.75%	6/1/2021	7,775	8,922,542
Repligen Corp.	2.125%	6/1/2021	94	274,656
Total				49,469,997

Metals/Mining (Excluding Steel) 0.78%

SSR Mining, Inc. (Canada)†(b)	2.50%	4/1/2039	4,700	5,548,938

Pharmaceuticals 0.21%

Sarepta Therapeutics, Inc.	1.50%	11/15/2024	1,000	1,490,603

Real Estate Development & Management 0.54%

IIP Operating Partnership LP†	3.75%	2/21/2024	2,700	3,836,160

Real Estate Investment Trusts 2.18%

Starwood Property Trust, Inc.	4.375%	4/1/2023	14,948	15,522,638

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Software/Services 29.23%

Akamai Technologies, Inc.†	0.375%	9/1/2027	$11,000	$11,179,290
Alteryx, Inc.†	0.50%	8/1/2024	1,404	1,528,577
Alteryx, Inc.	0.50%	6/1/2023	2,038	6,625,642
Atlassian, Inc.	0.625%	5/1/2023	5,330	9,278,167
Coupa Software, Inc.†	0.125%	6/15/2025	6,850	7,819,645
Ctrip.com International Ltd. (China)(b)	1.00%	7/1/2020	22,560	22,165,200
Euronet Worldwide, Inc.†	0.75%	3/15/2049	2,000	2,371,913
Everbridge, Inc.	1.50%	11/1/2022	1,845	4,762,841
FireEye, Inc.	1.625%	6/1/2035	25,126	23,811,682
Five9, Inc.	0.125%	5/1/2023	6,253	10,294,460
LivePerson, Inc.†	0.75%	3/1/2024	3,750	4,649,196
MercadoLibre, Inc. (Argentina)†(b)	2.00%	8/15/2028	5,675	8,824,411
MongoDB, Inc.	0.75%	6/15/2024	3,710	8,581,989
Okta, Inc.	0.25%	2/15/2023	2,525	6,701,603
Q2 Holdings, Inc.†	0.75%	6/1/2026	8,826	10,628,183
RingCentral, Inc.	Zero Coupon	3/15/2023	4,950	8,872,875
Snap, Inc.†	0.75%	8/1/2026	9,225	9,568,202
Twilio, Inc.	0.25%	6/1/2023	3,860	7,482,893
Twitter, Inc.	0.25%	6/15/2024	14,905	16,197,901
Twitter, Inc.	1.00%	9/15/2021	11,655	11,559,789
Weibo Corp. (China)(b)	1.25%	11/15/2022	11,450	10,760,063
Workday, Inc.	1.50%	7/15/2020	2,270	4,958,125
Total				208,622,647

Support: Services 4.79%

Chegg, Inc.†	0.125%	3/15/2025	16,724	17,664,725
FTI Consulting, Inc.	2.00%	8/15/2023	8,306	10,345,917
ServiceNow, Inc.	Zero Coupon	6/1/2022	3,125	6,167,039
Total				34,177,681

Technology Hardware & Equipment 7.22%

NXP Semiconductors NV (Netherlands)(b)	1.00%	12/1/2019	7,027	7,391,526
SunPower Corp.	0.875%	6/1/2021	12,239	11,443,465
SunPower Corp.	4.00%	1/15/2023	25,700	23,759,650
Western Digital Corp.†	1.50%	2/1/2024	9,478	8,952,890
Total				51,547,531

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Telecommunications: Wireline Integrated & Services 1.59%

GDS Holdings Ltd. (China)(b)	2.00%	6/1/2025	$10,940	$11,371,966

Theaters & Entertainment 1.80%

Live Nation Entertainment, Inc.	2.50%	3/15/2023	10,575	12,857,375

Tobacco 0.48%

Vector Group Ltd.	1.75%#	4/15/2020	3,319	3,430,518

Transportation: Infrastructure/Services 2.26%

DHT Holdings, Inc.	4.50%	8/15/2021	5,545	6,162,159
Scorpio Tankers, Inc. (Monaco)(b)	3.00%	5/15/2022	9,989	9,976,472
Total				16,138,631
Total Convertible Bonds (cost $520,873,900)				575,897,273

CONVERTIBLE PREFERRED STOCKS 8.11%

	Dividend Rate		Shares (000)
Banking 4.33%

Wells Fargo & Co.	7.50%		21	30,863,446

Electric: Integrated 1.72%

NextEra Energy, Inc.	6.123%		178	12,279,631

Medical Products 2.06%

Danaher Corp.	4.75%		13	14,718,513
Total Convertible Preferred Stocks (cost $51,632,189)				57,861,590
Total Long-Term Investments (cost $619,911,452)				693,053,192

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND August 31, 2019

Investments	Principal Amount (000)	Fair Value
SHORT-TERM INVESTMENT 2.37%

REPURCHASE AGREEMENT

Repurchase Agreement dated 8/30/2019, 1.25% due 9/3/2019 with Fixed Income Clearing Corp. collateralized by $16,940,000 of U.S. Treasury Note at 2.25% due 3/31/2021; value: $17,258,336; proceeds: $16,920,923 (cost $16,918,573)	$16,919	$16,918,573
Total Investments in Securities 99.48% (cost $636,830,025)		709,971,765
Cash and Other Assets in Excess of Liabilities(c) 0.52%		3,686,858
Net Assets 100.00%		$713,658,623

EUR	euro.
JPY	Japanese yen.
PLN	Polish zloty.

*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at August 31, 2019.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.
(c)	Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation onforward foreign currency exchange contracts as follows:

Open Forward Foreign Currency Exchange Contracts at August 31, 2019:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Canadian dollar	Buy	State Street Bank and Trust	9/5/2019	3,047,494	$2,288,880	$2,289,013	$133
euro	Sell	Bank of America	9/9/2019	321,000	359,299	352,928	6,371
euro	Sell	Bank of America	9/9/2019	15,513,000	17,550,059	17,055,984	494,075
euro	Sell	State Street Bank and Trust	9/9/2019	987,000	1,119,150	1,085,171	33,979
Polish zloty	Sell	Citibank	10/1/2019	8,605,000	2,308,716	2,162,595	146,121
Polish zloty	Sell	State Street Bank and Trust	10/1/2019	2,656,000	711,891	667,502	44,389
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$725,068

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND August 31, 2019

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Canadian dollar	Buy	Barclays Bank plc	9/5/2019	650,000	$491,535	$488,224	$(3,311)
Canadian dollar	Buy	Morgan Stanley	9/5/2019	146,438	111,774	109,991	(1,783)
Canadian dollar	Buy	Toronto Dominion Bank	9/5/2019	484,000	370,218	363,539	(6,679)
Canadian dollar	Buy	Toronto Dominion Bank	9/5/2019	142,068	108,703	106,709	(1,994)
euro	Buy	J.P. Morgan	9/9/2019	678,905	767,495	746,431	(21,064)
euro	Buy	State Street Bank and Trust	9/9/2019	3,925,682	4,437,651	4,316,146	(121,505)
euro	Buy	State Street Bank and Trust	9/9/2019	2,119,723	2,394,702	2,330,558	(64,144)
Canadian dollar	Sell	Toronto Dominion Bank	9/5/2019	4,470,000	3,341,194	3,357,476	(16,282)
Japanese yen	Sell	State Street Bank and Trust	9/27/2019	435,000,000	4,086,733	4,101,683	(14,950)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(251,712)

The following is a summary of the inputs used as of August 31, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Electronics	$4,949,472	$4,266,602	$—	$9,216,074
Remaining Industries	50,078,255	—	—	50,078,255
Convertible Bonds	—	575,897,273	—	575,897,273
Convertible Preferred Stocks
Banking	—	30,863,446	—	30,863,446
Electric: Integrated	—	12,279,631	—	12,279,631
Medical Products	14,718,513	—	—	14,718,513
Short-Term Investment
Repurchase Agreement	—	16,918,573	—	16,918,573
Total	$69,746,240	$640,225,525	$—	$709,971,765
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$725,068	$—	$725,068
Liabilities	—	(251,712)	—	(251,712)
Total	$—	$473,356	$—	$473,356

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 105.96%

ASSET-BACKED SECURITIES 20.09%

Automobiles 10.41%

Ally Auto Receivables Trust 2016-1 B	1.99%	3/15/2021	$3,965	$3,964,547
American Credit Acceptance Receivables Trust 2016-2 C†	6.09%	5/12/2022	388	390,363
American Credit Acceptance Receivables Trust 2018-4 A†	3.38%	12/13/2021	1,485	1,489,144
American Credit Acceptance Receivables Trust 2019-2 B†	3.05%	5/12/2023	2,151	2,169,652
AmeriCredit Automobile Receivables Trust 2015-2 D	3.00%	6/8/2021	2,619	2,621,362
AmeriCredit Automobile Receivables Trust 2015-3 D	3.34%	8/8/2021	3,759	3,773,734
AmeriCredit Automobile Receivables Trust 2016-2 B	2.21%	5/10/2021	315	315,181
AmeriCredit Automobile Receivables Trust 2017-2 C	2.97%	3/20/2023	1,664	1,686,916
AmeriCredit Automobile Receivables Trust 2018-2 A2A	2.86%	11/18/2021	3,290	3,296,964
AmeriCredit Automobile Receivables Trust 2018-3 A2A	3.11%	1/18/2022	1,056	1,059,341
AmeriCredit Automobile Receivables Trust 2018-3 A2B	2.432%(1 Mo. LIBOR + .25%) #	1/18/2022	1,056	1,056,124
AmeriCredit Automobile Receivables Trust 2019-1 A2A	2.93%	6/20/2022	1,803	1,811,026
AmeriCredit Automobile Receivables Trust 2019-1 A2B	2.442%(1 Mo. LIBOR + .26%) #	6/20/2022	1,993	1,993,830
BMW Vehicle Lease Trust 2019-1 A2	2.79%	3/22/2021	2,024	2,031,610
BMW Vehicle Owner Trust 2018-A A2A	2.09%	11/25/2020	513	513,228
California Republic Auto Receivables Trust 2015-3 B	2.70%	9/15/2021	419	418,999
California Republic Auto Receivables Trust 2017-1 B	2.91%	12/15/2022	572	575,873
California Republic Auto Receivables Trust 2018-1 A2	2.86%	3/15/2021	870	870,271
California Republic Auto Receivables Trust 2018-1 B	3.56%	3/15/2023	2,191	2,247,938
Capital Auto Receivables Asset Trust 2018-1 A3†	2.79%	1/20/2022	3,765	3,776,370
Capital Auto Receivables Asset Trust 2018-2 C†	3.69%	12/20/2023	1,442	1,466,492
CarMax Auto Owner Trust 2016-3 A3	1.39%	5/17/2021	277	277,091
CarMax Auto Owner Trust 2017-3 A3	1.97%	4/15/2022	6,569	6,564,622
CarMax Auto Owner Trust 2018-3 A2A	2.88%	10/15/2021	1,543	1,547,073
Chesapeake Funding II LLC 2016-2A A1†	1.88%	6/15/2028	1,207	1,206,690
Chesapeake Funding II LLC 2017-2A A1†	1.99%	5/15/2029	789	787,879
Chesapeake Funding II LLC 2017-3A A1†	1.91%	8/15/2029	1,775	1,770,846
Chrysler Capital Auto Receivables Trust 2016-AA B†	2.88%	6/15/2022	245	244,546
Chrysler Capital Auto Receivables Trust 2016-AA C†	3.25%	6/15/2022	372	372,763
CPS Auto Receivables Trust 2016-B D†	6.58%	3/15/2022	540	563,739
CPS Auto Receivables Trust 2018-A B†	2.77%	4/18/2022	742	743,524

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

CPS Auto Receivables Trust 2018-B D†	4.26%	3/15/2024	$949	$984,519
CPS Auto Trust 2018-C A†	2.87%	9/15/2021	717	717,305
CPS Auto Trust 2018-C B†	3.43%	7/15/2022	688	693,379
Drive Auto Receivables Trust 2015-BA E†	5.15%	8/15/2022	3,100	3,104,054
Drive Auto Receivables Trust 2016-CA C†	3.02%	11/15/2021	363	363,770
Drive Auto Receivables Trust 2016-CA D†	4.18%	3/15/2024	652	663,327
Drive Auto Receivables Trust 2017-1 E	5.17%	9/16/2024	1,772	1,841,410
Drive Auto Receivables Trust 2017-2 C	2.75%	9/15/2023	376	376,263
Drive Auto Receivables Trust 2017-2 D	3.49%	9/15/2023	4,111	4,151,357
Drive Auto Receivables Trust 2017-AA D†	4.16%	5/15/2024	1,145	1,165,588
Drive Auto Receivables Trust 2017-BA E†	5.30%	7/15/2024	5,337	5,537,368
Drive Auto Receivables Trust 2018-2 D	4.14%	8/15/2024	2,452	2,526,262
Drive Auto Receivables Trust 2018-3 A3	3.01%	11/15/2021	225	224,715
Drive Auto Receivables Trust 2018-3 B	3.37%	9/15/2022	818	819,981
Drive Auto Receivables Trust 2018-3 C	3.72%	9/16/2024	1,949	1,971,692
Drive Auto Receivables Trust 2018-4 A3	3.04%	11/15/2021	1,245	1,245,371
Drive Auto Receivables Trust 2018-5 A2A	3.08%	7/15/2021	441	441,529
Drive Auto Receivables Trust 2018-5 A2B	2.515%(1 Mo. LIBOR + .32%) #	7/15/2021	362	361,944
Drive Auto Receivables Trust 2019-2 A2A	2.93%	3/15/2022	2,358	2,362,822
Drive Auto Receivables Trust 2019-3 A2A	2.63%	9/15/2022	2,602	2,607,421
Enterprise Fleet Financing LLC 2017-1 A2†	2.13%	7/20/2022	310	310,019
Enterprise Fleet Financing LLC 2018-1 A2†	2.87%	10/20/2023	687	690,336
First Investors Auto Owner Trust 2017-3A A2†	2.41%	12/15/2022	1,339	1,340,014
First Investors Auto Owner Trust 2018-2A A1†	3.23%	12/15/2022	1,023	1,027,957
Flagship Credit Auto Trust 2017-2 A†	1.85%	7/15/2021	75	75,179
Flagship Credit Auto Trust 2017-3 A†	1.88%	10/15/2021	231	230,743
Flagship Credit Auto Trust 2017-3 B†	2.59%	7/15/2022	745	745,862
Flagship Credit Auto Trust 2017-4 A†	2.07%	4/15/2022	474	472,992
Flagship Credit Auto Trust 2018-1 A†	2.59%	6/15/2022	833	833,136
Flagship Credit Auto Trust 2018-3 A†	3.07%	2/15/2023	2,862	2,877,707
Flagship Credit Auto Trust 2018-3 B†	3.59%	12/16/2024	1,407	1,438,748
Ford Credit Auto Owner Trust 2014-2 A†	2.31%	4/15/2026	5,555	5,555,187
Foursight Capital Automobile Receivables Trust 2016-1 A2†	2.87%	10/15/2021	204	204,524
Foursight Capital Automobile Receivables Trust 2018-1 A2†	2.85%	8/16/2021	378	377,826

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

Foursight Capital Automobile Receivables Trust 2018-1 A3†	3.24%	9/15/2022	$1,890	$1,901,148
Foursight Capital Automobile Receivables Trust 2018-1 B†	3.53%	4/17/2023	937	953,976
Foursight Capital Automobile Receivables Trust 2018-1 C†	3.68%	8/15/2023	442	453,195
Honda Auto Receivables Owner Trust 2019-1 A2	2.75%	9/20/2021	4,296	4,319,766
Hyundai Auto Receivables Trust 2017-A 2017-A C	2.53%	11/15/2023	2,918	2,940,583
Mercedes-Benz Auto Lease Trust 2018-B A2	3.04%	12/15/2020	3,486	3,493,016
Mercedes-Benz Auto Receivables Trust 2016-1 A3	1.26%	2/16/2021	203	202,449
Nissan Auto Receivables Owner Trust 2016-A A3	1.34%	10/15/2020	77	77,248
Santander Drive Auto Receivables Trust 2015-2 D	3.02%	4/15/2021	1,108	1,108,773
Santander Drive Auto Receivables Trust 2015-2 E†	4.02%	9/15/2022	4,067	4,075,320
Santander Drive Auto Receivables Trust 2015-4 E†	4.54%	11/15/2022	6,410	6,457,226
Santander Drive Auto Receivables Trust 2016-1 E	5.02%	6/15/2023	4,212	4,274,481
Santander Drive Auto Receivables Trust 2016-2 E	4.38%	9/15/2023	5,396	5,474,100
Santander Drive Auto Receivables Trust 2017-3 C	2.76%	12/15/2022	454	455,656
TCF Auto Receivables Owner Trust 2016-PT1A B†	2.92%	10/17/2022	1,508	1,518,727
Westlake Automobile Receivables Trust 2018-1A B†	2.67%	5/17/2021	1,452	1,452,801
Westlake Automobile Receivables Trust 2019-2A A2A†	2.57%	2/15/2023	2,985	2,996,308
Westlake Automobile Receivables Trust 2019-2A D†	3.20%	11/15/2024	1,285	1,299,958
Wheels SPV 2 LLC 2018-1A A2†	3.06%	4/20/2027	861	866,328
World Omni Auto Receivables Trust 2017-A A3	1.93%	9/15/2022	2,949	2,947,760
World Omni Select Auto Trust 2018-1A A2†	3.24%	4/15/2022	1,579	1,584,743
Total				148,801,607

Credit Cards 2.66%

American Express Credit Account Master Trust 2017-1 A	1.93%	9/15/2022	3,208	3,205,789
American Express Credit Account Master Trust 2017-3 A	1.77%	11/15/2022	2,947	2,942,535
Barclays Dryrock Issuance Trust 2014-3 A	2.41%	7/15/2022	1,787	1,787,186
Barclays Dryrock Issuance Trust 2017-2 A	2.495%(1 Mo. LIBOR + .30%) #	5/15/2023	5,056	5,061,282
Citibank Credit Card Issuance Trust 2017-A9	1.80%	9/20/2021	4,034	4,033,043
Discover Card Execution Note Trust 2016-A4	1.39%	3/15/2022	1,872	1,871,474
GE Capital Credit Card Master Note Trust 2012-7 A	1.76%	9/15/2022	4,105	4,104,074
Genesis Sales Finance Master Trust Series 2019-AA A†	4.68%	8/20/2023	1,235	1,263,063
Perimeter Master Note Business Trust 2019-1A A†	4.31%	12/15/2022	2,579	2,598,907	(a)
Synchrony Credit Card Master Note Trust 2015-1 A	2.37%	3/15/2023	6,511	6,517,005

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Credit Cards (continued)

Synchrony Credit Card Master Note Trust 2016-3 A	1.58%		9/15/2022	$1,661	$1,660,494
World Financial Network Credit Card Master Trust 2016-A	2.03%		4/15/2025	747	748,879
World Financial Network Credit Card Master Trust 2017-C M	2.66%		8/15/2024	2,213	2,217,707
Total					38,011,438

Home Equity 0.10%

Towd Point Mortgage Trust 2019-HY2 A1†	3.145%(1 Mo. LIBOR + 1.00%)	#	5/25/2058	1,338	1,347,207

Other 6.92%

Access Point Funding I LLC 2017-A†	3.06%		4/15/2029	170	170,274
ALM VII Ltd. 2012-7A A2R2†	4.153%(3 Mo. LIBOR +1.85%)	#	7/15/2029	3,302	3,301,814
Apidos CLO XVI 2013-16A CR†	5.303%(3 Mo. LIBOR + 3.00%)	#	1/19/2025	500	500,741
Ares XLI Clo Ltd. 2016-41A B†	4.103%(3 Mo. LIBOR + 1.80%)	#	1/15/2029	2,100	2,105,623
Ares XXIX CLO Ltd. 2014-1A A1R†	3.493%(3 Mo. LIBOR + 1.19%)	#	4/17/2026	923	925,062
Ascentium Equipment Receivables Trust 2016-2A A3†	1.65%		5/10/2022	19	19,278
Ascentium Equipment Receivables Trust 2016-2A B†	2.50%		9/12/2022	506	505,826
Ascentium Equipment Receivables Trust 2017-1A A3†	2.29%		6/10/2021	305	304,836
Avery Point IV CLO Ltd. 2014-1A BR†	3.876%(3 Mo. LIBOR + 1.60%)	#	4/25/2026	731	731,980
Avery Point VII CLO Ltd. 2015-7A BR†	4.053%(3 Mo. LIBOR + 1.75%)	#	1/15/2028	1,500	1,501,898
Avery Point VII CLO Ltd. 2015-7A CR†	4.753%(3 Mo. LIBOR + 2.45%)	#	1/15/2028	1,000	1,001,470
Benefit Street Partners CLO IV Ltd. 2014-IVA A1RR†	3.528%(3 Mo. LIBOR + 1.25%)	#	1/20/2029	3,500	3,506,894
Cedar Funding VI CLO Ltd. 2016-6A BR†	3.878%(3 Mo. LIBOR + 1.60%)	#	10/20/2028	1,200	1,193,382
CIFC Funding Ltd. 2017-1A A†	3.638%(3 Mo. LIBOR + 1.36%)	#	4/23/2029	2,097	2,098,340
Diamond Resorts Owner Trust 2016-1 A†	3.08%		11/20/2028	124	125,648
Diamond Resorts Owner Trust 2017-1A B†	4.11%		10/22/2029	762	780,262
DLL LLC 2018-ST2 A2†	3.14%		10/20/2020	2,154	2,157,598
DRB Prime Student Loan Trust 2015-D A2	3.20%		1/25/2040	1,933	1,964,334

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

Galaxy XXI CLO Ltd. 2015-21A AR†	3.298%(3 Mo. LIBOR + 1.02%)	#	4/20/2031	$485	$479,401
Halcyon Loan Advisors Funding Ltd. 2015-2A CR†	4.426%(3 Mo. LIBOR + 2.15%)	#	7/25/2027	448	446,094
Hardee’s Funding LLC 2018-1A A2II†	4.959%		6/20/2048	2,523	2,702,644
ICG US CLO Ltd. 2015-2A AR†	3.172%(3 Mo. LIBOR + .85%)	#	1/16/2028	2,795	2,783,954
Jamestown CLO IX Ltd. 2016-9A BR†	4.928%(3 Mo. LIBOR + 2.65%)	#	10/20/2028	1,750	1,750,685
Jamestown CLO VII Ltd. 2015-7A CR†	4.876%(3 Mo. LIBOR + 2.60%)	#	7/25/2027	1,431	1,421,863
JFIN CLO Ltd. 2014-1A B1R†	3.728%(3 Mo. LIBOR + 1.45%)	#	4/21/2025	2,500	2,500,672
KKR CLO Ltd.18 B†	4.00%(3 Mo. LIBOR + 1.70%)	#	7/18/2030	2,072	2,051,134
KVK CLO Ltd. 2016-1A C†	5.453%(3 Mo. LIBOR + 3.15%)	#	1/15/2029	1,564	1,573,945
Longtrain Leasing III LLC 2015-1A A2†	4.06%		1/15/2045	1,698	1,783,055
Madison Park Funding XXI Ltd. 2016-21A A1†	3.806%(3 Mo. LIBOR + 1.53%)	#	7/25/2029	639	642,327
Massachusetts Educational Financing Authority 2008-1 A1	3.226%(3 Mo. LIBOR + .95%)	#	4/25/2038	1,099	1,104,929
ME Funding LLC 2019-1 A2†	6.448%		7/30/2049	1,704	1,787,638
Mountain View CLO X Ltd. 2015-10A BR†	3.653%(3 Mo. LIBOR + 1.35%)	#	10/13/2027	1,449	1,436,793
Navient Private Education Refi Loan Trust 2018-DA A2A†	4.00%		12/15/2059	1,088	1,141,058
NextGear Floorplan Master Owner Trust 2018-2A A2†	3.69%		10/15/2023	4,130	4,266,533
OHA Loan Funding Ltd. 2016-1A B1†	4.078%(3 Mo. LIBOR + 1.80%)	#	1/20/2028	4,200	4,205,544
OneMain Financial Issuance Trust 2016-1A A†	3.66%		2/20/2029	432	433,308
OneMain Financial Issuance Trust 2016-2A B†	5.94%		3/20/2028	39	39,029
Orec Ltd. 2018-CRE1 A†	3.375%(1 Mo. LIBOR + 1.18%)	#	6/15/2036	1,950	1,953,239
Palmer Square Loan Funding Ltd. 2017-1A B†	4.003%(3 Mo. LIBOR + 1.70%)	#	10/15/2025	1,246	1,241,115
Palmer Square Loan Funding Ltd. 2018-1A A1†	2.903%(3 Mo. LIBOR + .60%)	#	4/15/2026	1,989	1,983,272
Palmer Square Loan Funding Ltd. 2018-1A A2†	3.353%(3 Mo. LIBOR + 1.05%)	#	4/15/2026	946	935,863
Palmer Square Loan Funding Ltd. 2018-1A B†	3.703%(3 Mo. LIBOR + 1.40%)	#	4/15/2026	716	699,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

Palmer Square Loan Funding Ltd. 2018-5A A2†	3.678%(3 Mo. LIBOR + 1.40%)	#	1/20/2027	$485	$482,031
Pennsylvania Higher Education Assistance Agency 2006-1 B	2.546%(3 Mo. LIBOR + .27%)	#	4/25/2038	878	827,927
PFS Financing Corp. 2018-B†	3.08%		2/15/2023	1,069	1,075,837
Regatta VI Funding Ltd. 2016-1A CR†	4.328%(3 Mo. LIBOR + 2.05%)	#	7/20/2028	929	931,481
SCF Equipment Leasing LLC 2017-2A A†	3.41%		12/20/2023	559	565,632
SCF Equipment Leasing LLC 2018-1A A2†	3.63%		10/20/2024	1,762	1,775,516
SCF Equipment Leasing LLC 2019-1A C†	3.92%		11/20/2026	4,181	4,351,033
Shackleton CLO Ltd. 2016-9A B†	4.178%(3 Mo. LIBOR + 1.90%)	#	10/20/2028	1,070	1,070,185
Shackleton CLO Ltd. 2019-14A A2†	4.178%(3 Mo. LIBOR +1.90%)	#	7/20/2030	3,798	3,802,021
SLC Student Loan Trust 2008-1 A4A	4.01%(3 Mo. LIBOR + 1.60%)	#	12/15/2032	2,733	2,800,310
SLM Private Education Loan Trust 2010-A 2A†	5.445%(1 Mo. LIBOR + 3.25%)	#	5/16/2044	100	100,253
Sound Point CLO XII Ltd. 2016-2A CR†	4.878%(3 Mo. LIBOR + 2.60%)	#	10/20/2028	1,565	1,567,298
Sound Point CLO XV Ltd. 2017-1A C†	4.759%(3 Mo. LIBOR + 2.50%)	#	1/23/2029	1,114	1,114,588
Sound Point CLO XVII 2017-3A A2†	3.878%(3 Mo. LIBOR + 1.60%)	#	10/20/2030	4,046	3,988,370
TAL Advantage VI LLC 2017-1A A†	4.50%		4/20/2042	2,402	2,491,818
TCI-Symphony CLO Ltd. 2016-1A A†	3.783%(3 Mo. LIBOR + 1.48%)	#	10/13/2029	338	338,462
Textainer Marine Containers VII Ltd. 2019-1A A†	3.96%		4/20/2044	1,244	1,275,448
Towd Point Asset Trust 2018-SL1 A†	2.745%(1 Mo. LIBOR + .60%)	#	1/25/2046	1,833	1,806,492
TPG Real Estate Finance Issuer Ltd. 2018-FL2 A†	3.327%(1 Mo. LIBOR + 1.13%)	#	11/15/2037	1,988	1,990,435
Tralee CLO III Ltd. 2014-3A AR†	3.308%(3 Mo. LIBOR + 1.03%)	#	10/20/2027	3,556	3,556,844
Westgate Resorts LLC 2018-1A A†	3.38%		12/20/2031	778	788,238
Total					98,958,574
Total Asset-Backed Securities (cost $285,584,111)					287,118,826

CORPORATE BONDS 22.88%

Aerospace/Defense 0.17%

Boeing Co. (The)	3.25%		2/1/2035	2,272	2,426,872

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Auto Parts: Original Equipment 0.04%

Aptiv plc (Ireland)(b)	4.35%	3/15/2029	$455	$499,233

Automobiles 0.76%

Daimler Finance North America LLC†	3.10%	8/15/2029	1,675	1,704,568
Ford Motor Co.	7.45%	7/16/2031	2,929	3,467,868
General Motors Co.	6.60%	4/1/2036	4,911	5,710,736
Total				10,883,172

Banks: Regional 6.33%

Banco de Credito e Inversiones SA (Chile)†(b)	3.50%	10/12/2027	1,290	1,344,032
Bank of America Corp.	3.593%(3 Mo. LIBOR + 1.37%) #	7/21/2028	12,458	13,329,176
Bank of America Corp.	4.00%	1/22/2025	1,716	1,834,732
Bank of America Corp.	4.45%	3/3/2026	940	1,035,929
Citigroup, Inc.	3.887%(3 Mo. LIBOR + 1.56%) #	1/10/2028	7,721	8,382,489
Citigroup, Inc.	4.45%	9/29/2027	1,374	1,513,370
Danske Bank A/S (Denmark)†(b)	4.375%	6/12/2028	452	488,405
Goldman Sachs Group, Inc. (The)	4.223%(3 Mo. LIBOR + 1.301%) #	5/1/2029	1,208	1,337,252
Goldman Sachs Group, Inc. (The)	6.75%	10/1/2037	2,314	3,174,448
JPMorgan Chase & Co.	3.54%(3 Mo. LIBOR + 1.38%) #	5/1/2028	1,452	1,557,888
JPMorgan Chase & Co.	3.782%(3 Mo. LIBOR + 1.337%) #	2/1/2028	14,210	15,476,110
Macquarie Group Ltd. (Australia)†(b)	4.654%(3 Mo. LIBOR + 1.727) #	3/27/2029	3,121	3,503,615
Morgan Stanley	3.625%	1/20/2027	1,033	1,106,164
Morgan Stanley	3.875%	1/27/2026	5,383	5,824,286
Morgan Stanley	4.00%	7/23/2025	5,348	5,797,994
Santander UK plc (United Kingdom)†(b)	5.00%	11/7/2023	575	609,279
Santander UK plc (United Kingdom)(b)	7.95%	10/26/2029	2,280	2,988,198
Toronto-Dominion Bank (The) (Canada)(b)	3.625%(5 Yr Swap + 2.205%) #	9/15/2031	6,336	6,614,538
UBS AG (Switzerland)(b)	5.125%	5/15/2024	1,694	1,827,819
UBS AG/Stamford CT	7.625%	8/17/2022	2,826	3,185,368
Wells Fargo Bank NA	5.85%	2/1/2037	5,275	7,146,196
Wells Fargo Bank NA	6.60%	1/15/2038	1,583	2,326,666
Total				90,403,954

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Beverages 0.69%

Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc.	4.70%	2/1/2036	$7,799	$9,092,494
Becle SAB de CV (Mexico)†(b)	3.75%	5/13/2025	800	819,467
Total				9,911,961

Biotechnology Research & Production 0.22%

Gilead Sciences, Inc.	4.60%	9/1/2035	2,636	3,162,469

Business Services 0.05%

Adani Ports & Special Economic Zone Ltd. (India)†(b)	4.00%	7/30/2027	704	729,804

Chemicals 0.13%

CNAC HK Finbridge Co. Ltd. (Hong Kong)(b)	3.50%	7/19/2022	1,270	1,287,466
Mexichem SAB de CV (Mexico)†(b)	4.875%	9/19/2022	550	578,880
Total				1,866,346

Computer Hardware 0.34%

Dell International LLC/EMC Corp.†	6.02%	6/15/2026	1,950	2,202,451
Dell International LLC/EMC Corp.†	8.35%	7/15/2046	1,998	2,628,511
Total				4,830,962

Computer Software 0.17%

Oracle Corp.	6.125%	7/8/2039	1,692	2,421,348

Drugs 0.14%

AbbVie, Inc.	4.875%	11/14/2048	1,118	1,247,441
Bayer Corp.†	6.65%	2/15/2028	629	775,716
Total				2,023,157

Electric: Power 1.89%

Berkshire Hathaway Energy Co.	3.80%	7/15/2048	4,179	4,651,613
Cleco Corporate Holdings LLC	4.973%	5/1/2046	824	988,028
Dayton Power & Light Co. (The)†	3.95%	6/15/2049	418	477,133
Dominion Energy South Carolina, Inc.	6.05%	1/15/2038	1,113	1,547,570
Dominion Energy South Carolina, Inc.	6.625%	2/1/2032	581	815,826
Electricite de France SA (France)†(b)	5.00%	9/21/2048	2,002	2,449,977

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Power (continued)

Entergy Louisiana LLC	4.00%	3/15/2033	$934	$1,084,893
Entergy Texas, Inc.	4.00%	3/30/2029	1,212	1,358,914
Exelon Generation Co. LLC	5.60%	6/15/2042	1,421	1,711,805
Interstate Power & Light Co.	3.60%	4/1/2029	1,123	1,219,910
Minejesa Capital BV (Netherlands)†(b)	4.625%	8/10/2030	700	737,565
Ohio Edison Co.	8.25%	10/15/2038	1,762	2,916,161
Oklahoma Gas & Electric Co.	3.30%	3/15/2030	1,074	1,143,271
Pennsylvania Electric Co.†	3.60%	6/1/2029	1,682	1,808,102
Perusahaan Listrik Negara PT (Indonesia)†(b)	3.875%	7/17/2029	2,450	2,614,220
Vistra Operations Co. LLC†	4.30%	7/15/2029	1,401	1,432,503
Total				26,957,491

Electrical Equipment 0.36%

Broadcom Corp./Broadcom Cayman Finance Ltd.	3.625%	1/15/2024	1,933	1,974,040
Broadcom, Inc.†	3.625%	10/15/2024	3,143	3,189,183
Total				5,163,223

Financial Services 1.99%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(b)	3.50%	1/15/2025	2,732	2,800,215
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(b)	3.875%	1/23/2028	2,320	2,409,635
Affiliated Managers Group, Inc.	3.50%	8/1/2025	370	386,050
Affiliated Managers Group, Inc.	4.25%	2/15/2024	715	769,251
Air Lease Corp.	3.625%	12/1/2027	3,440	3,587,915
Avolon Holdings Funding Ltd. (Ireland)†(b)	5.25%	5/15/2024	4,791	5,151,283
GE Capital International Funding Co. Unlimited Co. (Ireland)(b)	4.418%	11/15/2035	4,995	5,083,497
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%	3/15/2027	1,164	1,266,500
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%	4/15/2045	690	734,088
Park Aerospace Holdings Ltd. (Ireland)†(b)	5.50%	2/15/2024	3,956	4,282,964
SURA Asset Management SA (Columbia)†(b)	4.875%	4/17/2024	1,835	1,972,643
Total				28,444,041

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Care Services 0.19%

CommonSpirit Health	3.347%	10/1/2029	$1,938	$1,999,704
Universal Health Services, Inc.†	5.00%	6/1/2026	632	663,600
Total				2,663,304

Insurance 0.52%

Teachers Insurance & Annuity Association of America†	4.90%	9/15/2044	4,592	5,787,403
Willis North America, Inc.	7.00%	9/29/2019	1,675	1,680,162
Total				7,467,565

Leisure 0.57%

Carnival plc	7.875%	6/1/2027	1,230	1,619,031
Royal Caribbean Cruises Ltd.	3.70%	3/15/2028	6,282	6,540,120
Total				8,159,151

Machinery: Agricultural 0.42%

BAT Capital Corp.	3.557%	8/15/2027	2,114	2,168,394
Reynolds American, Inc.	5.70%	8/15/2035	3,330	3,880,805
Total				6,049,199

Machinery: Industrial/Specialty 0.23%

nVent Finance Sarl (Luxembourg)(b)	4.55%	4/15/2028	3,150	3,339,295

Manufacturing 0.36%
General Electric Co.	2.667%(3 Mo. LIBOR + .38%) #	5/5/2026	1,357	1,197,444
General Electric Co.	6.15%	8/7/2037	861	1,020,144
Siemens Financieringsmaatschappij NV (Netherlands)†(b)	2.35%	10/15/2026	2,948	2,971,901
Total				5,189,489

Media 0.92%

Cox Communications, Inc.†	8.375%	3/1/2039	3,714	5,587,089
Time Warner Cable LLC	7.30%	7/1/2038	3,385	4,348,338
Walt Disney Co. (The)†	7.75%	12/1/2045	1,847	3,257,165
Total				13,192,592

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Metals & Minerals: Miscellaneous 0.42%

Anglo American Capital plc (United Kingdom)†(b)	4.75%	4/10/2027	$3,199	$3,462,212
Glencore Finance Canada Ltd. (Canada)†(b)	5.55%	10/25/2042	2,296	2,553,972
Total				6,016,184

Natural Gas 0.24%

Dominion Energy Gas Holdings LLC	4.60%	12/15/2044	1,711	2,078,335
Piedmont Natural Gas Co., Inc.	3.50%	6/1/2029	1,196	1,294,681
Total				3,373,016

Oil 1.60%

Apache Corp.	4.75%	4/15/2043	3,619	3,505,391
Ecopetrol SA (Colombia)(b)	4.125%	1/16/2025	3,650	3,837,062
Eni SpA (Italy)†(b)	5.70%	10/1/2040	5,053	6,364,969
Equinor ASA (Norway)(b)	7.15%	11/15/2025	1,354	1,717,553
Kerr-McGee Corp.	7.875%	9/15/2031	1,678	2,314,740
Saudi Arabian Oil Co. (Saudi Arabia)†(b)	2.875%	4/16/2024	1,950	2,002,462
Shell International Finance BV (Netherlands)(b)	6.375%	12/15/2038	2,103	3,117,296
Total				22,859,473

Oil: Crude Producers 0.33%

Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates)†(b)	4.60%	11/2/2047	770	954,800
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	2,710	2,800,889
Northern Natural Gas Co.†	4.30%	1/15/2049	771	921,524
Total				4,677,213

Oil: Integrated Domestic 0.94%

Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.	3.337%	12/15/2027	2,559	2,627,135
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.	4.08%	12/15/2047	4,022	3,932,702
Halliburton Co.	6.70%	9/15/2038	944	1,272,029
Halliburton Co.	7.45%	9/15/2039	2,595	3,673,622
Schlumberger Holdings Corp.†	4.30%	5/1/2029	1,711	1,880,592
Total				13,386,080

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Real Estate Investment Trusts 0.98%

EPR Properties	4.50%	6/1/2027	$2,718	$2,908,582
EPR Properties	4.75%	12/15/2026	888	963,963
EPR Properties	4.95%	4/15/2028	1,206	1,325,625
VEREIT Operating Partnership LP	4.875%	6/1/2026	5,718	6,405,127
WEA Finance LLC†	3.50%	6/15/2029	2,250	2,369,793
Total				13,973,090

Technology 0.27%

Tencent Holdings Ltd. (China)†(b)	3.595%	1/19/2028	3,700	3,905,965

Telecommunications 0.67%

AT&T, Inc.	6.00%	8/15/2040	2,154	2,706,030
AT&T, Inc.	6.10%	7/15/2040	465	592,543
AT&T, Inc.	6.25%	3/29/2041	2,130	2,753,161
Ooredoo International Finance Ltd.†	3.75%	6/22/2026	3,270	3,498,900
Total				9,550,634

Transportation: Miscellaneous 0.73%

Burlington Northern Santa Fe LLC	5.75%	5/1/2040	3,753	5,164,292
Norfolk Southern Corp.	5.59%	5/17/2025	4,477	5,201,368
Total				10,365,660

Undefined 0.05%

Empresas Publicas de Medellin ESP (Colombia)†(b)	4.25%	7/18/2029	650	684,580

Utilities 0.16%

Aqua America, Inc.	3.566%	5/1/2029	2,156	2,349,308
Total Corporate Bonds (cost $301,865,994)				326,925,831

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
FOREIGN GOVERNMENT OBLIGATIONS(b) 1.18%

Japan 0.82%

Japan Bank for International Corp.	2.125%		2/10/2025	$6,352	$6,470,520
Japan Bank for International Corp.	2.50%		5/23/2024	5,060	5,243,754
Total					11,714,274

Qatar 0.07%

State of Qatar†	5.103%		4/23/2048	725	967,661

South Africa 0.29%

Saudi International Bond†	3.25%		10/26/2026	4,000	4,244,032
Total Foreign Government Obligations (cost $16,000,795)					16,925,967

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 1.36%

Federal Home Loan Mortgage Corp. Q001 XA IO	2.241	%#(c)	2/25/2032	12,088	1,660,314
Government National Mortgage Assoc. 2014-78 A	2.20%		4/16/2047	171	170,459
Government National Mortgage Assoc. 2015-48 AS	2.90	%#(c)	2/16/2049	3,020	3,091,567
Government National Mortgage Assoc. 2015-73 AC	2.90	%#(c)	2/16/2053	674	689,797
Government National Mortgage Assoc. 2017-168 AS	2.70%		8/16/2058	3,712	3,763,499
Government National Mortgage Assoc. 2017-41 AS	2.60%		6/16/2057	3,233	3,260,261
Government National Mortgage Assoc. 2017-69 AS	2.75%		2/16/2058	1,744	1,773,513
Government National Mortgage Assoc. 2017-71 AS	2.70%		4/16/2057	1,147	1,163,721
Government National Mortgage Assoc. 2017-86 AS	2.75%		2/16/2058	1,287	1,308,936
Government National Mortgage Assoc. 2017-89 AB	2.60%		7/16/2058	1,078	1,092,910
Government National Mortgage Assoc. 2017-90 AS	2.70%		7/16/2057	1,482	1,503,316
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $19,179,072)					19,478,293

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 36.38%

Federal National Mortgage Assoc.(d)	3.00%		TBA	65,100	66,368,941
Federal National Mortgage Assoc.(d)	3.50%		TBA	340,600	350,099,549
Federal National Mortgage Assoc.(d)	4.00%		TBA	99,650	103,441,372
Federal National Mortgage Assoc.	6.50%		1/1/2036	28	33,533	(a)
Total Government Sponsored Enterprises Pass-Throughs (cost $520,017,224)					519,943,395

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
MUNICIPAL BOND 0.05%

Miscellaneous

Pennsylvania (cost $663,220)	5.35%		5/1/2030	$650	$664,320

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 4.07%

Atrium Hotel Portfolio Trust 2018-ATRM A†	3.145%(1 Mo. LIBOR + .95%)	#	6/15/2035	1,141	1,139,653
Bancorp Commercial Mortgage Trust (The) 2018-CR3 A†	3.045%(1 Mo. LIBOR + .85%)	#	1/15/2033	788	786,029
BX Commercial Mortgage Trust 2018-BIOA A†	2.866%(1 Mo. LIBOR + .6711%)	#	3/15/2037	4,127	4,122,985
BX Trust 2018-GW A†	2.995%(1 Mo. LIBOR + .80%)	#	5/15/2035	3,064	3,062,191
Citigroup Commercial Mortgage Trust 2014-GC21 XA IO	1.347	%#(c)	5/10/2047	17,266	813,725
Citigroup Commercial Mortgage Trust 2016-GC36 D†	2.85%		2/10/2049	3,025	2,650,494
Citigroup Commercial Mortgage Trust 2016-P3 D†	2.804	%#(c)	4/15/2049	709	637,728
Commercial Mortgage Pass-Through Certificates 2014-CR19 XA IO	1.233	%#(c)	8/10/2047	3,241	137,633
Commercial Mortgage Pass-Through Certificates 2015-DC1 D†	4.487	%#(c)	2/10/2048	2,961	2,744,378
Commercial Mortgage Pass-Through Certificates 2015-PC1 B	4.585	%#(c)	7/10/2050	620	673,956
Commercial Mortgage Pass-Through Certificates 2015-PC1 C	4.585	%#(c)	7/10/2050	3,385	3,591,860
Commercial Mortgage Pass-Through Certificates 2015-PC1 D	4.585	%#(c)	7/10/2050	1,471	1,401,657
CSAIL Commercial Mortgage Trust 2015-C2 C	4.342	%#(c)	6/15/2057	325	321,029
DBWF Mortgage Trust 2018-GLKS A†	3.212%(1 Mo. LIBOR + 1.03%)	#	11/19/2035	1,916	1,917,441
GS Mortgage Securities Corp. Trust 2018-FBLU A†	3.145%(1 Mo. LIBOR + .95%)	#	11/15/2035	1,906	1,906,718
GS Mortgage Securities Corp. Trust 2018-RIVR A†	3.145%(1 Mo. LIBOR + .95%)	#	7/15/2035	1,348	1,352,006
GS Mortgage Securities Trust 2015-GC32 C	4.557	%#(c)	7/10/2048	685	739,085
Hilton Orlando Trust 2018-ORL A†	2.965%(1 Mo. LIBOR + .77%)	#	12/15/2034	4,123	4,123,654
Hudsons Bay Simon JV Trust 2015-HB7 B7†	4.666%		8/5/2034	2,410	2,443,205
Hudsons Bay Simon JV Trust 2015-HB7 D7†	5.331	%#(c)	8/5/2034	2,231	2,138,593

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

J.P. Morgan Chase Commercial Mortgage SecuritiesTrust 2018-MINN A†	3.345%(1 Mo. LIBOR + 1.27%)	#	11/15/2035	$1,026	$1,027,924
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XA IO	0.93	%#(c)	4/15/2047	2,505	57,479
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XB IO	0.46	%#(c)	4/15/2047	1,381	20,937
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C30 C	4.411	%#(c)	7/15/2048	2,629	2,776,444
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ A†	3.195%(1 Mo. LIBOR + 1.00%)	#	6/15/2032	3,322	3,323,689
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ D†	4.295%(1 Mo. LIBOR + 2.10%)	#	6/15/2032	1,658	1,666,628
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT AFL†	3.194%(1 Mo. LIBOR + .95%)	#	7/5/2033	4,859	4,860,820
Sequoia Mortgage Trust 2012-4 A3	2.069	%#(c)	9/25/2042	335	332,849
SFAVE Commercial Mortgage Securities Trust 2015-5AVE A2B†	4.144	%#(c)	1/5/2043	250	280,615
Wells Fargo Commercial Mortgage Trust 2015-C28 D	4.249	%#(c)	5/15/2048	2,000	1,903,716
Wells Fargo Commercial Mortgage Trust 2016-C35 C	4.176	%#(c)	7/15/2048	2,139	2,262,510
Wells Fargo Commercial Mortgage Trust 2016-NXS5 E†	5.038	%#(c)	1/15/2059	1,524	1,540,351
WF-RBS Commercial Mortgage Trust 2014-C20 XA IO	1.135	%#(c)	5/15/2047	7,797	286,480
WF-RBS Commercial Mortgage Trust 2014-C20 XB IO	0.735	%#(c)	5/15/2047	1,909	51,594
WF-RBS Commercial Mortgage Trust 2014-C23 XA IO	0.738	%#(c)	10/15/2057	22,807	551,599
WF-RBS Commercial Mortgage Trust 2014-C23 XB IO	0.307	%#(c)	10/15/2057	36,416	478,390
Total Non-Agency Commercial Mortgage-Backed Securities (cost $55,579,061)					58,126,045

U.S. TREASURY OBLIGATIONS 19.95%

U.S. Treasury Bond	2.75%		11/15/2047	31,667	37,048,535
U.S. Treasury Bond	2.875%		5/15/2049	46,258	55,751,732
U.S. Treasury Inflation Indexed Note(e)	0.625%		4/15/2023	56,934	57,807,536
U.S. Treasury Note	1.25%		8/31/2024	28,058	27,871,129
U.S. Treasury Note	1.625%		8/15/2029	8,920	9,022,963
U.S. Treasury Note	2.50%		1/31/2021	95,117	96,218,648
U.S. Treasury Note	2.875%		10/31/2020	1,375	1,392,671
Total U.S. Treasury Obligations (cost $274,639,252)					285,113,214
Total Long-Term Investments (cost $1,473,528,729)					1,514,295,891

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
SHORT-TERM INVESTMENTS 29.74%

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGH 9.06%

Federal Home Loan Bank Discount Notes (cost $129,174,930)	Zero Coupon	9/6/2019 - 11/5/2019	$129,658	$129,423,517

U.S. TREASURY OBLIGATION 12.91%

U.S. Treasury Bill (cost $184,544,028)	Zero Coupon	11/21/2019	185,351	184,563,953

REPURCHASE AGREEMENTS 7.77%

Repurchase Agreement dated 8/30/2019, 1.25% due 9/3/2019 with Fixed Income Clearing Corp. collateralized by $10,105,000 of U.S. Treasury Note at 2.25% due 3/31/2021; value: $10,294,893; proceeds: $10,092,963			10,092	10,091,561
Repurchase Agreement dated 8/30/2019, 2.03% due 9/3/2019 with JPMorgan Chase & Co. collateralized by $13,800,000 of Federal Farm Credit Bank at 2.21% due 12/11/2020 and $18,680,000 of Federal Farm Credit Bank due 9/02/2019; value: $32,445,039; proceeds: $32,007,218			32,000	32,000,000
Repurchase Agreement dated 8/30/2019, 2.12% due 9/3/2019 with Toronto Dominion Grand Cayman collateralized by $66,095,000 of U.S. Treasury Note at 2.875% due 11/30/2023; value: $70,538,438; proceeds: $69,016,253			69,000	69,000,000
Total Repurchase Agreements (cost $111,091,561)				111,091,561
Total Short-Term Investments (cost $424,810,519)				425,079,031
Total Investments in Securities 135.70% (cost $1,898,339,248)				1,939,374,922
Liabilities in Excess of Cash and Other Assets(f) (35.70%)				(510,197,674)
Net Assets 100.00%				$1,429,177,248

IO	Interest Only.
LIBOR	London Interbank Offered Rate.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at August 31, 2019.
(a)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(b)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2019

(c)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(d)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(e)	Treasury Inflation Protected Security. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on principal amount that is adjusted for inflation based on the Consumer Price Index.
(f)	Liabilities in Excess of Cash and Other Assets include net unrealized appreciation/depreciation on futures contracts and swaps as follows:

Centrally Cleared Interest Rate Swaps  at  August 31, 2019:

Central Clearingparty*	Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Termination Date	Notional Amount	Notional Value	Unrealized Appreciation
Credit Suisse	3-Month USD LIBOR Index	2.3497%	4/1/2021	$87,118,869	$88,125,169	$1,006,300
Credit Suisse	3-Month USD LIBOR Index	1.8902%	6/7/2021	125,000,000	125,717,009	717,009
Total						$1,723,309

* Central clearinghouse: Chicago Mercantile Exchange (CME).

Central Clearingparty*	Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Termination Date	Notional Amount	Notional Value	Unrealized Depreciation
Credit Suisse	2.4045%	3-Month USD LIBOR Index	4/1/2029	$10,000,000	$(10,931,126)	$(931,126)

* Central clearinghouse: Chicago Mercantile Exchange (CME).

OPEN FUTURES CONTRACTS AT AUGUST 31, 2019:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	December 2019	587	Long	$126,797,617	$126,860,789	$63,172
U.S. 5-Year Treasury Note	December 2019	1,447	Long	173,585,984	173,606,087	20,103
Total Unrealized Appreciation on Open Futures Contracts						$83,275

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 10-Year Ultra Treasury Note	December 2019	120	Long	$17,355,212	$17,332,500	$(22,712)
U.S. Long Bond	December 2019	94	Long	15,634,284	15,533,500	(100,784)
U.S. Ultra Treasury Bond	December 2019	9	Long	1,786,239	$1,776,937	(9,302)
Total Unrealized Depreciation on Open Futures Contracts						$(132,798)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2019

The following is a summary of the inputs used as of August 31, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Credit Cards	$—	$35,412,531	$2,598,907	$38,011,438
Remaining Industries	—	249,107,388	—	249,107,388
Corporate Bonds	—	326,925,831	—	326,925,831
Foreign Government Obligations	—	16,925,967	—	16,925,967
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	19,478,293	—	19,478,293
Government Sponsored Enterprises Pass-Throughs	—	519,909,862	33,533	519,943,395
Municipal Bond	—	664,320	—	664,320
Non-Agency Commercial Mortgage-Backed Securities	—	58,126,045	—	58,126,045
U.S. Treasury Obligations	—	285,113,214	—	285,113,214
Short-Term Investments
Government Sponsored Enterprises Pass-Throughs	—	129,423,517	—	129,423,517
Repurchase Agreements	—	111,091,561	—	111,091,561
U.S. Treasury Obligation	—	184,563,953	—	184,563,953
Total	$—	$1,936,742,482	$2,632,440	$1,939,374,922
Other Financial Instruments
Centrally Cleared Interest Rate Swap Contracts
Assets	$—	$1,723,309	$—	$1,723,309
Liabilities	—	(931,126)	—	(931,126)
Futures Contracts
Assets	83,275	—	—	83,275
Liabilities	(132,798)	—	—	(132,798)
Total	$(49,523)	$792,183	$—	$742,660

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2019

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset-Backed Securities	Government Sponsored Enterprises Pass- Throughs
Balance as of December 1, 2018	$—	$—
Accrued Discounts (Premiums)	20	(13)
Realized Gain (Loss)	—	(66)
Change in Unrealized Appreciation (Depreciation)	20,234	1,248
Purchases	2,578,653	—
Sales	—	(3,888)
Transfers into Level 3	—	36,252
Transfers out of Level 3	—	—
Balance as of August 31, 2019	$2,598,907	$33,533
Change in unrealized appreciation/depreciation for the period ended August 31, 2019, related to Level 3 investments held at August 31, 2019	$20,234	$1,248

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 104.61%

ASSET-BACKED SECURITIES 17.16%

Automobiles 7.51%

ACC Trust 2018-1 A†	3.70%	12/21/2020	$18	$17,996
ACC Trust 2018-1 B†	4.82%	5/20/2021	100	100,517
ACC Trust 2019-1 B†	4.47%	10/20/2022	100	102,661
American Credit Acceptance Receivables Trust 2016-2 C†	6.09%	5/12/2022	65	64,958
American Credit Acceptance Receivables Trust 2018-4 A†	3.38%	12/13/2021	18	17,907
American Credit Acceptance Receivables Trust 2019-2 B†	3.05%	5/12/2023	97	97,841
AmeriCredit Automobile Receivables Trust 2015-3 D	3.34%	8/8/2021	291	292,141
AmeriCredit Automobile Receivables Trust 2017-2 C	2.97%	3/20/2023	16	16,220
AmeriCredit Automobile Receivables Trust 2017-3 B	2.24%	6/19/2023	586	587,256
Americredit Automobile Receivables Trust 2018-1 C	3.50%	1/18/2024	618	638,328
AmeriCredit Automobile Receivables Trust 2018-3 A2A	3.11%	1/18/2022	13	12,982
AmeriCredit Automobile Receivables Trust 2018-3 A2B	2.432%(1 Mo. LIBOR + .25%) #	1/18/2022	13	12,943
BMW Vehicle Lease Trust 2019-1 A2	2.79%	3/22/2021	49	49,184
BMW Vehicle Owner Trust 2018-A A2A	2.09%	11/25/2020	5	5,380
California Republic Auto Receivables Trust 2015-2 B	2.53%	6/15/2021	43	42,990
California Republic Auto Receivables Trust 2015-4 B†	3.73%	11/15/2021	25	25,133
California Republic Auto Receivables Trust 2016-2 B	2.52%	5/16/2022	8	8,025
California Republic Auto Receivables Trust 2017-1 B	2.91%	12/15/2022	73	73,494
Capital Auto Receivables Asset Trust 2015-3 D	3.34%	3/22/2021	45	45,049
Capital Auto Receivables Asset Trust 2018-1 A3†	2.79%	1/20/2022	176	176,185
CarMax Auto Owner Trust 2017-3 A3	1.97%	4/15/2022	508	507,197
CarMax Auto Owner Trust 2018-3 A2A	2.88%	10/15/2021	28	28,249
Carvana Auto Receivables Trust 2019-1A E†	5.64%	1/15/2026	500	523,449
Chesapeake Funding II LLC 2016-2A A1†	1.88%	6/15/2028	24	24,313
Chesapeake Funding II LLC 2017-2A A1†	1.99%	5/15/2029	693	692,037
Chesapeake Funding II LLC 2017-3A A1†	1.91%	8/15/2029	49	48,878
CPS Auto Receivables Trust 2017-C D†	3.79%	6/15/2023	100	101,512
CPS Auto Receivables Trust 2018-A B†	2.77%	4/18/2022	100	100,206
CPS Auto Receivables Trust 2019-C E†	4.30%	7/15/2025	500	507,407
Credit Acceptance Auto Loan Trust 2017-3A C†	3.48%	10/15/2026	250	254,781
Drive Auto Receivables Trust 2015-BA E†	5.15%	8/15/2022	50	50,065
Drive Auto Receivables Trust 2016-CA C†	3.02%	11/15/2021	3	3,317
Drive Auto Receivables Trust 2016-CA D†	4.18%	3/15/2024	4	4,070
Drive Auto Receivables Trust 2017-1 D	3.84%	3/15/2023	93	94,225
Drive Auto Receivables Trust 2017-3 C	2.80%	7/15/2022	71	70,997

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

Drive Auto Receivables Trust 2017-3 D†	3.53%	12/15/2023	$150	$151,962
Drive Auto Receivables Trust 2017-AA D†	4.16%	5/15/2024	100	101,798
Drive Auto Receivables Trust 2018-3 A3	3.01%	11/15/2021	3	2,604
Drive Auto Receivables Trust 2018-3 B	3.37%	9/15/2022	10	10,024
Drive Auto Receivables Trust 2018-3 C	3.72%	9/16/2024	23	23,268
Drive Auto Receivables Trust 2018-4 A3	3.04%	11/15/2021	15	14,642
Drive Auto Receivables Trust 2018-4 C	3.66%	11/15/2024	72	73,011
Drive Auto Receivables Trust 2018-5 A2A	3.08%	7/15/2021	5	5,355
Drive Auto Receivables Trust 2018-5 A2B	2.515%(1 Mo. LIBOR + .32%) #	7/15/2021	4	4,380
Drive Auto Receivables Trust 2019-2 A2A	2.93%	3/15/2022	57	56,738
Enterprise Fleet Financing LLC 2018-1 A2†	2.87%	10/20/2023	71	71,686
Exeter Automobile Receivables Trust 2017-3A C†	3.68%	7/17/2023	130	132,770
Fifth Third Auto Trust 2019-1 A2A	2.66%	5/16/2022	883	888,210
Fifth Third Auto Trust 2019-1 A4	2.69%	11/16/2026	28	28,841
First Investors Auto Owner Trust 2017-3A A2†	2.41%	12/15/2022	14	14,011
First Investors Auto Owner Trust 2018-2A A1†	3.23%	12/15/2022	12	12,411
First Investors Auto Owner Trust 2019-1A A†	2.89%	3/15/2024	72	72,166
Flagship Credit Auto Trust 2017-3 A†	1.88%	10/15/2021	2	2,277
Flagship Credit Auto Trust 2017-3 B†	2.59%	7/15/2022	10	10,012
Flagship Credit Auto Trust 2017-4 A†	2.07%	4/15/2022	6	5,500
Flagship Credit Auto Trust 2018-1 A†	2.59%	6/15/2022	9	9,033
Ford Credit Auto Owner Trust 2014-2 A†	2.31%	4/15/2026	100	100,003
Foursight Capital Automobile Receivables Trust 2016-1 A2†	2.87%	10/15/2021	10	10,451
Foursight Capital Automobile Receivables Trust 2018-1 A2†	2.85%	8/16/2021	17	17,151
Foursight Capital Automobile Receivables Trust 2018-1 E†	5.56%	1/16/2024	451	473,116
GM Financial Automobile Leasing Trust 2017-3 A3	2.01%	11/20/2020	36	36,086
GM Financial Automobile Leasing Trust 2019-2 A2A	2.67%	6/21/2021	84	84,342
GM Financial Automobile Leasing Trust 2019-2 A3	2.67%	3/21/2022	45	45,514
Honda Auto Receivables Owner Trust 2019-1 A2	2.75%	9/20/2021	102	102,564
Honda Auto Receivables Owner Trust 2019-3 A4	1.85%	8/15/2025	546	547,257
Mercedes-Benz Auto Lease Trust 2018-B A2	3.04%	12/15/2020	42	42,490
Mercedes-Benz Auto Receivables Trust 2016-1 A3	1.26%	2/16/2021	2	2,058
Prestige Auto Receivables Trust 2019-1A E†	3.90%	5/15/2026	101	102,859
Santander Drive Auto Receivables Trust 2015-2 D	3.02%	4/15/2021	26	26,427
Santander Drive Auto Receivables Trust 2017-3 C	2.76%	12/15/2022	5	5,018
TCF Auto Receivables Owner Trust 2016-PT1A B†	2.92%	10/17/2022	11	11,078
Westlake Automobile Receivables Trust 2018-1A B†	2.67%	5/17/2021	65	65,036
Westlake Automobile Receivables Trust 2018-2A C†	3.50%	1/16/2024	228	230,832

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

Westlake Automobile Receivables Trust 2019-1A C†	3.45%	3/15/2024	$246	$250,176
Westlake Automobile Receivables Trust 2019-2A D†	3.20%	11/15/2024	57	57,664
World Omni Auto Receivables Trust 2017-A A3	1.93%	9/15/2022	631	630,501
World Omni Select Auto Trust 2018-1A A2†	3.24%	4/15/2022	19	19,309
Total				9,948,524

Credit Cards 2.03%

American Express Credit Account Master Trust 2017-2 A	2.645%(1 Mo. LIBOR + .45%) #	9/16/2024	71	71,054
American Express Credit Account Master Trust 2017-3 A	1.77%	11/15/2022	228	227,654
American Express Credit Account Master Trust 2019-1 B	3.07%	10/15/2024	100	102,991
American Express Credit Account Master Trust 2019-2 B	2.86%	11/15/2024	500	512,749
Barclays Dryrock Issuance Trust 2014-3 A	2.41%	7/15/2022	100	100,010
Capital One Multi-Asset Execution Trust 2016-A7	2.705%(1 Mo. LIBOR + .51%) #	9/16/2024	71	71,100
Discover Card Execution Note Trust 2019-A1	3.04%	7/15/2024	13	13,415
First National Master Note Trust 2018-1 A	2.655%(1 Mo. LIBOR + .46%) #	10/15/2024	105	104,878
GE Capital Credit Card Master Note Trust 2012-7 A	1.76%	9/15/2022	170	169,962
Genesis Sales Finance Master Trust Series 2019-AA B†	5.42%	8/20/2023	100	102,221
Perimeter Master Note Business Trust 2019-1A B†	6.02%	12/15/2022	500	503,518	(a)
Synchrony Credit Card Master Note Trust 2015-1 A	2.37%	3/15/2023	491	491,453
Synchrony Credit Card Master Note Trust 2015-1 B	2.64%	3/15/2023	100	100,027
Synchrony Credit Card Master Note Trust 2016-3 A	1.58%	9/15/2022	100	99,970
World Financial Network Credit Card Master Trust 2017-C M	2.66%	8/15/2024	23	23,049
Total				2,694,051

Home Equity 0.07%

Towd Point Mortgage Trust 2019-HY2 A1†	3.145%(1 Mo. LIBOR + 1.00%) #	5/25/2058	87	87,595

Other 7.55%

Access Point Funding I LLC 2017-A†	3.06%	4/15/2029	35	35,356
Amur Equipment Finance Receivables V LLC 2018-1A C†	3.74%	4/22/2024	675	688,193
Ares XLI CLO Ltd. 2016-41A AR†	3.503%(3 Mo. LIBOR + 1.20%) #	1/15/2029	250	250,000
Ascentium Equipment Receivables Trust 2017-1A A3†	2.29%	6/10/2021	3	2,504

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND August 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Other (continued)

Avery Point VII CLO Ltd. 2015-7A BR†	4.053%(3 Mo. LIBOR + 1.75%)	#	1/15/2028		$250	$250,316
Avery Point VII CLO Ltd. 2015-7A CR†	4.753%(3 Mo. LIBOR + 2.45%)	#	1/15/2028		250	250,368
BDS Ltd. 2019-FL3 A†	3.597%(1 Mo. LIBOR + 1.40%)	#	1/15/2036		100	100,281
Benefit Street Partners CLO XI 2017-11A A2A†	4.053%(3 Mo. LIBOR + 1.75%)	#	4/15/2029		250	249,059
Cent CLO Ltd. 2013-19A A1A†	3.586%(3 Mo. LIBOR + 1.33%)	#	10/29/2025		205	205,559
CIFC Funding Ltd. 2017-1A A†	3.638%(3 Mo. LIBOR + 1.36%)	#	4/23/2029		250	250,160
Colony American Finance Ltd. 2018-1 A†	3.804%		6/15/2051		132	137,541
Diamond Resorts Owner Trust 2017-1A B†	4.11%		10/22/2029		38	38,916
DLL LLC 2018-ST2 A2†	3.14%		10/20/2020		26	25,916
Elm CLO Ltd. 2014-1A BRR†	4.053%(3 Mo. LIBOR + 1.75%)	#	1/17/2029		200	200,641
Fairstone Financial Issuance Trust I 2019-1A C†(b)	6.299%		3/21/2033	CAD	150	114,397	(a)
Ford Credit Floorplan Master Owner Trust 2015-2 A1	1.98%		1/15/2022		$648	647,456
Ford Credit Floorplan Master Owner Trust 2019-2 A	3.06%		4/15/2026		75	78,678
Great American Auto Leasing, Inc. 2019-1 A4†	3.21%		2/18/2025		110	113,795
Greywolf CLO IV Ltd. 2019-1A A2†	4.538%(3 Mo. LIBOR + 1.95%)	#	4/17/2030		250	250,126
Hardee’s Funding LLC 2018-1A A2II†	4.959%		6/20/2048		28	29,770
Hyundai Floorplan Master Owner Trust 2019-1 A†	2.68%		4/15/2024		109	111,250
Jamestown CLO IX Ltd. 2016-9A BR†	4.928%(3 Mo. LIBOR + 2.65%)	#	10/20/2028		250	250,098
Jamestown CLO VI-R Ltd. 2018-6RA A1†	3.426%(3 Mo. LIBOR + 1.15%)	#	4/25/2030		400	397,592
KKR CLO Ltd.17 B†	3.953%(3 Mo. LIBOR + 1.65%)	#	4/15/2029		250	248,812
KKR CLO Ltd.18 B†	4.00%(3 Mo. LIBOR + 1.70%)	#	7/18/2030		250	247,482
LMREC, Inc. 2019-CRE3 A†	3.782%(1 Mo. LIBOR + 1.40%)	#	12/22/2035		174	174,640
Longtrain Leasing III LLC 2015-1A A2†	4.06%		1/15/2045		100	105,009
M360 2019-CRE2 LLC 2019-CRE2 AS†	Zero Coupon		9/15/2034		519	520,222
M360 2019-CRE2 LLC 2019-CRE2 B†	Zero Coupon		9/15/2034		258	258,615
ME Funding LLC 2019-1 A2†	6.448%		7/30/2049		76	79,730
Newark BSL CLO 1 Ltd. 2016-1A A1	3.776%		12/21/2029		250	251,136
NextGear Floorplan Master Owner Trust 2018-2A B†	4.01%		10/15/2023		100	103,061

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

Oaktree CLO 2014-1A A1R†	3.466%(3 Mo. LIBOR + 1.29%) #	5/13/2029	$250	$250,325
OHA Loan Funding Ltd. 2016-1A B1†	4.078%(3 Mo. LIBOR + 1.80%) #	1/20/2028	250	250,330
OneMain Financial Issuance Trust 2018-2A A†	3.57%	3/14/2033	100	104,149
OneMain Financial Issuance Trust 2019-1A A†	3.48%	2/14/2031	140	143,191
Orange Lake Timeshare Trust 2015-AA A†	2.88%	9/8/2027	14	13,872
Orange Lake Timeshare Trust 2019-A†	3.06%	4/9/2038	46	47,500
Orec Ltd. 2018-CRE1 A†	3.375%(1 Mo. LIBOR + 1.18%) #	6/15/2036	23	23,038
Pennsylvania Higher Education Assistance Agency 2006-1 B	2.546%(3 Mo. LIBOR + .27%) #	4/25/2038	38	35,472
PFS Financing Corp. 2018-B A†	2.89%	2/15/2023	100	101,005
Planet Fitness Master Issuer LLC 2018-1A A2II†	4.666%	9/5/2048	104	110,353
SCF Equipment Leasing LLC 2017-2A A†	3.41%	12/20/2023	51	52,036
SCF Equipment Leasing LLC 2018-1A A2†	3.63%	10/20/2024	61	61,373
SCF Equipment Leasing LLC 2019-1A A1†	3.04%	3/20/2023	84	84,284
SCF Equipment Leasing LLC 2019-1A C†	3.92%	11/20/2026	142	147,775
SLM Student Loan Trust 2007-3 A4	2.343%(3 Mo. LIBOR + .06%) #	1/25/2022	92	89,483
Sound Point CLO XII Ltd. 2016-2A BR†	4.078%(3 Mo. LIBOR + 1.80%) #	10/20/2028	250	250,491
Sound Point CLO XVII 2017-3A A2†	3.878%(3 Mo. LIBOR + 1.60%) #	10/20/2030	287	282,912
TAL Advantage VI LLC 2017-1A A†	4.50%	4/20/2042	114	118,242
TCI-Symphony CLO Ltd. 2016-1A A†	3.783%(3 Mo. LIBOR + 1.48%) #	10/13/2029	600	600,821
Textainer Marine Containers VII Ltd. 2018-1A A†	4.11%	7/20/2043	461	470,488
Textainer Marine Containers VII Ltd. 2019-1A A†	3.96%	4/20/2044	97	99,800
Total				10,003,619
Total Asset-Backed Securities (cost $22,605,645)				22,733,789

CORPORATE BONDS 33.58%

Aerospace/Defense 0.24%

Embraer Netherlands Finance BV (Netherlands)(c)	5.05%	6/15/2025	41	44,921
Kratos Defense & Security Solutions, Inc.†	6.50%	11/30/2025	51	54,825
TransDigm, Inc.	6.375%	6/15/2026	206	216,967
Total				316,713

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Auto Parts: Original Equipment 0.03%

Aptiv plc (Ireland)(c)	4.35%	3/15/2029	$35	$38,403

Automotive 1.10%

BCD Acquisition, Inc.†	9.625%	9/15/2023	10	10,225
Ford Motor Co.	7.45%	7/16/2031	366	433,335
General Motors Co.	6.60%	4/1/2036	688	800,038
Tesla, Inc.†	5.30%	8/15/2025	244	218,685
Total				1,462,283

Banks: Regional 5.00%

Bank of America Corp.	3.593%(3 Mo. LIBOR + 1.37%) #	7/21/2028	877	938,328
Bank of America Corp.	3.824%(3 Mo. LIBOR + 1.58%) #	1/20/2028	18	19,536
Bank of America Corp.	4.00%	1/22/2025	7	7,484
Bank of America Corp.	4.45%	3/3/2026	8	8,816
CIT Group, Inc.	6.00%	4/1/2036	15	14,363
CIT Group, Inc.	6.125%	3/9/2028	192	229,440
Citigroup, Inc.	3.887%(3 Mo. LIBOR + 1.56%) #	1/10/2028	862	935,851
Citigroup, Inc.	3.98%(3 Mo. LIBOR + 1.34%) #	3/20/2030	111	122,785
Citigroup, Inc.	4.45%	9/29/2027	38	41,854
Danske Bank A/S (Denmark)†(c)	5.375%	1/12/2024	200	221,356
Goldman Sachs Group, Inc. (The)	4.223%(3 Mo. LIBOR + 1.30%) #	5/1/2029	211	233,576
Goldman Sachs Group, Inc. (The)	6.25%	2/1/2041	220	312,297
Goldman Sachs Group, Inc. (The)	6.75%	10/1/2037	14	19,206
JPMorgan Chase & Co.	3.782%(3 Mo. LIBOR + 1.34%) #	2/1/2028	647	704,648
Macquarie Bank Ltd. (Australia)†(c)	6.625%	4/7/2021	16	17,026
Macquarie Group Ltd. (Australia)†(c)	4.654%(3 Mo. LIBOR + 1.73) #	3/27/2029	204	229,009
Morgan Stanley	3.625%	1/20/2027	274	293,406
Morgan Stanley	3.875%	1/27/2026	79	85,476
Morgan Stanley	4.00%	7/23/2025	108	117,087
National Australia Bank Ltd. (Australia)†(c)	3.933%(5 Yr Treasury Constant Maturity Rate + 1.88%) #	8/2/2034	250	258,747

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)

Popular, Inc.	6.125%	9/14/2023	$89	$96,360
Royal Bank of Scotland Group plc (United Kingdom)(c)	6.125%	12/15/2022	40	43,299
Santander UK plc (United Kingdom)(c)	7.95%	10/26/2029	55	72,084
Toronto-Dominion Bank (The) (Canada)(c)	3.625%(5 Yr Swap + 2.21%) #	9/15/2031	262	273,518
Turkiye Garanti Bankasi AS (Turkey)†(c)	6.25%	4/20/2021	200	203,193
UBS AG (Switzerland)(c)	5.125%	5/15/2024	700	755,297
Wells Fargo Capital X	5.95%	12/1/2086	300	374,659
Total				6,628,701

Beverages 1.05%

Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc.	4.70%	2/1/2036	280	326,439
Anheuser-Busch InBev Worldwide, Inc.	4.75%	1/23/2029	535	625,761
Bacardi Ltd.†	4.70%	5/15/2028	400	444,875
Total				1,397,075

Building Materials 0.17%

Norbord, Inc. (Canada)†(c)	6.25%	4/15/2023	21	22,339
Owens Corning, Inc.	7.00%	12/1/2036	80	100,169
Summit Materials LLC/Summit Materials Finance Corp.†	5.125%	6/1/2025	40	41,100
Vulcan Materials Co.	4.70%	3/1/2048	60	66,728
Total				230,336

Business Services 0.64%

Ahern Rentals, Inc.†	7.375%	5/15/2023	92	79,810
Brink’s Co. (The)†	4.625%	10/15/2027	170	173,400
Cardtronics, Inc./Cardtronics USA, Inc.†	5.50%	5/1/2025	91	91,455
Global Payments, Inc.	3.20%	8/15/2029	176	180,730
United Rentals North America, Inc.	4.875%	1/15/2028	311	327,328
Total				852,723

Chemicals 0.99%

Ashland LLC	6.875%	5/15/2043	60	66,900
CF Industries, Inc.	4.95%	6/1/2043	165	162,731
CNAC HK Finbridge Co. Ltd. (Hong Kong)(c)	3.50%	7/19/2022	400	405,501
CNAC HK Finbridge Co. Ltd. (Hong Kong)(c)	4.125%	7/19/2027	250	266,204

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Chemicals (continued)

Mexichem SAB de CV (Mexico)†(c)	4.875%	9/19/2022	$200	$210,502
Tronox, Inc.†	6.50%	4/15/2026	215	205,057
Total				1,316,895

Coal 0.07%

Eterna Capital Pte Ltd. PIK 8.00% (Singapore)(c)	8.00%	12/11/2022	26	18,882
Warrior Met Coal, Inc.†	8.00%	11/1/2024	76	79,373
Total				98,255

Computer Hardware 0.45%

Dell International LLC/EMC Corp.†	5.45%	6/15/2023	8	8,701
Dell International LLC/EMC Corp.†	6.02%	6/15/2026	115	129,888
Dell International LLC/EMC Corp.†	8.35%	7/15/2046	347	456,503
Total				595,092

Computer Software 0.02%

Solera LLC/Solera Finance, Inc.†	10.50%	3/1/2024	19	20,235

Construction/Homebuilding 0.50%

Ashton Woods USA LLC/Ashton Woods Finance Co.†	6.75%	8/1/2025	21	20,895
Century Communities, Inc.†	6.75%	6/1/2027	78	82,875
PulteGroup, Inc.	5.50%	3/1/2026	27	29,734
PulteGroup, Inc.	7.875%	6/15/2032	65	79,950
Toll Brothers Finance Corp.	4.35%	2/15/2028	121	127,050
Toll Brothers Finance Corp.	4.875%	3/15/2027	43	46,870
TRI Pointe Group, Inc.	5.25%	6/1/2027	77	78,540
William Lyon Homes, Inc.	5.875%	1/31/2025	80	81,200
Williams Scotsman International, Inc.†	6.875%	8/15/2023	104	109,200
Total				656,314

Containers 0.06%

Intertape Polymer Group, Inc. (Canada)†(c)	7.00%	10/15/2026	79	82,160

Drugs 0.81%

AbbVie, Inc.	4.875%	11/14/2048	52	58,021
Bausch Health Americas, Inc.†	9.25%	4/1/2026	231	262,185

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Drugs (continued)

Bayer Corp.†	6.65%	2/15/2028	$32	$39,464
CVS Health Corp.	2.625%	8/15/2024	100	100,687
CVS Health Corp.	4.78%	3/25/2038	550	617,746
Total				1,078,103

Electric: Power 1.91%

Ausgrid Finance Pty Ltd. (Australia)†(c)	4.35%	8/1/2028	25	27,728
Berkshire Hathaway Energy Co.	3.80%	7/15/2048	125	139,137
Calpine Corp.	5.75%	1/15/2025	152	154,850
Cleco Power LLC	6.00%	12/1/2040	21	27,723
Dominion Energy South Carolina, Inc.	6.05%	1/15/2038	17	23,638
Dominion Energy South Carolina, Inc.	6.625%	2/1/2032	6	8,425
Dominion Energy, Inc.	7.00%	6/15/2038	135	192,916
Eskom Holdings SOC Ltd. (South Africa)†(c)	5.75%	1/26/2021	200	201,072
Exelon Generation Co. LLC	5.60%	6/15/2042	65	78,302
Exelon Generation Co. LLC	6.25%	10/1/2039	195	251,056
Interstate Power & Light Co.	3.60%	4/1/2029	85	92,335
NRG Energy, Inc.†	4.45%	6/15/2029	320	336,786
Oglethorpe Power Corp.	5.05%	10/1/2048	239	299,821
Pennsylvania Electric Co.†	3.60%	6/1/2029	55	59,123
Perusahaan Listrik Negara PT (Indonesia)†(c)	5.25%	10/24/2042	200	232,750
PPL Electric Utilities Corp.	5.20%	7/15/2041	6	7,776
PSEG Power LLC	8.625%	4/15/2031	200	283,552
Vistra Operations Co. LLC†	4.30%	7/15/2029	106	108,384
Total				2,525,374

Electrical Equipment 0.65%

Broadcom Corp./Broadcom Cayman Finance Ltd.	3.625%	1/15/2024	78	79,656
Broadcom, Inc.†	3.625%	10/15/2024	771	782,329
Total				861,985

Electronics 0.27%

Trimble, Inc.	4.90%	6/15/2028	324	355,486

Engineering & Contracting Services 0.08%

Brand Industrial Services, Inc.†	8.50%	7/15/2025	112	99,260

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Entertainment 0.32%

Penn National Gaming, Inc.†	5.625%	1/15/2027	$156	$160,890
Stars Group Holdings BV/Stars Group US Co-Borrower LLC (Netherlands)†(c)	7.00%	7/15/2026	241	256,364
Total				417,254

Financial Services 2.63%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(c)	3.65%	7/21/2027	300	308,055
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(c)	4.875%	1/16/2024	300	325,608
Affiliated Managers Group, Inc.	3.50%	8/1/2025	79	82,427
Affiliated Managers Group, Inc.	4.25%	2/15/2024	6	6,455
Air Lease Corp.	3.625%	12/1/2027	200	208,600
Ally Financial, Inc.	8.00%	11/1/2031	131	183,727
Avolon Holdings Funding Ltd. (Ireland)†(c)	5.25%	5/15/2024	418	449,434
Brightsphere Investment Group, Inc.	Zero Coupon	7/27/2026	11	11,573
Discover Financial Services	4.10%	2/9/2027	400	431,035
E*TRADE Financial Corp.	3.80%	8/24/2027	144	152,402
E*TRADE Financial Corp.	4.50%	6/20/2028	17	18,696
Global Aircraft Leasing Co. Ltd. PIK 7.25%†	6.50%	9/15/2024	180	179,550
International Lease Finance Corp.	5.875%	8/15/2022	54	59,329
Navient Corp.	6.75%	6/25/2025	252	271,530
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%	3/15/2027	20	21,761
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%	4/15/2045	158	168,095
Park Aerospace Holdings Ltd. (Ireland)†(c)	5.50%	2/15/2024	382	413,572
SURA Asset Management SA (Columbia)†(c)	4.875%	4/17/2024	100	107,501
VFH Parent LLC/Orchestra Co-Issuer, Inc.†	6.75%	6/15/2022	85	87,816
Total				3,487,166

Food 0.52%

Chobani LLC/Chobani Finance Corp., Inc.†	7.50%	4/15/2025	201	186,427
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.†	6.50%	4/15/2029	241	267,510
Lamb Weston Holdings, Inc.†	4.875%	11/1/2026	37	38,804
Minerva Luxembourg SA (Luxembourg)†(c)	5.875%	1/19/2028	200	199,352
Total				692,093

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Foreign Government 0.16%

CBB International Sukuk Co. (Bahrain)†(c)	5.25%	3/20/2025	$200	$212,066

Health Care Products 0.03%

Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA†	6.625%	5/15/2022	35	33,950

Health Care Services 0.38%

CHS/Community Health Systems, Inc.	8.00%	11/15/2019	25	24,516
CommonSpirit Health	3.347%	10/1/2029	129	133,107
Fresenius Medical Care US Finance II, Inc.†	4.75%	10/15/2024	55	59,537
HCA, Inc.	5.50%	6/15/2047	19	21,865
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.†	9.75%	12/1/2026	55	58,919
Surgery Center Holdings, Inc.†	6.75%	7/1/2025	44	37,867
Surgery Center Holdings, Inc.†	10.00%	4/15/2027	60	57,600
Tenet Healthcare Corp.†	6.25%	2/1/2027	60	62,325
Universal Health Services, Inc.†	4.75%	8/1/2022	45	45,624
Total				501,360

Insurance 0.82%

Assurant, Inc.	3.70%	2/22/2030	162	163,251
AXIS Specialty Finance LLC	3.90%	7/15/2029	117	123,722
Fidelity National Financial, Inc.	4.50%	8/15/2028	108	117,544
Protective Life Corp.	8.45%	10/15/2039	275	445,617
Teachers Insurance & Annuity Association of America†	4.90%	9/15/2044	187	235,680
Total				1,085,814

Leisure 0.32%

Carnival plc	7.875%	6/1/2027	10	13,163
Royal Caribbean Cruises Ltd.	3.70%	3/15/2028	222	231,122
Royal Caribbean Cruises Ltd.	7.50%	10/15/2027	145	184,593
Total				428,878

Lodging 0.11%

Las Vegas Sands Corp.	3.90%	8/8/2029	33	34,069
Wyndham Destinations, Inc.	5.75%	4/1/2027	105	112,481
Total				146,550

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND August 31, 2019

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Machinery: Agricultural 0.72%

BAT Capital Corp.	3.557%	8/15/2027		$16	$16,412
BAT Capital Corp.	4.39%	8/15/2037		169	170,389
Imperial Brands Finance plc (United Kingdom)†(c)	3.875%	7/26/2029		209	216,413
MHP Lux SA (Luxembourg)†(c)	6.95%	4/3/2026		200	205,873
Pyxus International, Inc.	9.875%	7/15/2021		35	27,825
Reynolds American, Inc.	5.70%	8/15/2035		271	315,825
Total					952,737

Machinery: Industrial/Specialty 0.65%

nVent Finance Sarl (Luxembourg)(c)	4.55%	4/15/2028		369	391,175
Wabtec Corp.	4.95%	9/15/2028		423	472,613
Total					863,788

Manufacturing 0.79%

General Electric Co.	2.667%(3 Mo. LIBOR + .38%) #	5/5/2026		16	14,119
General Electric Co.	3.15%	9/7/2022		4	4,024
General Electric Co.	5.00%(3 Mo. LIBOR + 3.33%) #	—	(d)	605	549,957
General Electric Co.	6.15%	8/7/2037		215	254,740
Pentair Finance Sarl (Luxembourg)(c)	3.15%	9/15/2022		125	127,429
Pentair Finance Sarl (Luxembourg)(c)	4.50%	7/1/2029		87	91,940
Total					1,042,209

Media 1.86%

AMC Networks, Inc.	4.75%	8/1/2025		130	133,250
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.00%	2/1/2028		185	194,712
Charter Communications Operating LLC/Charter Communications Operating Capital	6.484%	10/23/2045		28	34,673
Cox Communications, Inc.†	8.375%	3/1/2039		267	401,657
DISH DBS Corp.	7.75%	7/1/2026		133	131,005
Gray Television, Inc.†	7.00%	5/15/2027		214	234,801
Scripps Escrow, Inc.†	5.875%	7/15/2027		257	259,891
Sinclair Television Group, Inc.†	5.125%	2/15/2027		110	110,528
Sinclair Television Group, Inc.†	5.875%	3/15/2026		70	73,587
Time Warner Cable LLC	6.55%	5/1/2037		155	187,946
Time Warner Cable LLC	7.30%	7/1/2038		421	540,813
Time Warner Entertainment Co. LP	8.375%	7/15/2033		6	8,425
Walt Disney Co. (The)†	7.75%	12/1/2045		87	153,424
Total					2,464,712

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Metal Fabricating 0.02%

Valmont Industries, Inc.	5.25%	10/1/2054	$18	$19,474

Metals & Minerals: Miscellaneous 0.56%

Anglo American Capital plc (United Kingdom)†(c)	4.75%	4/10/2027	200	216,456
Barrick North America Finance LLC	7.50%	9/15/2038	60	84,138
Freeport-McMoRan, Inc.	3.875%	3/15/2023	74	74,955
Glencore Finance Canada Ltd. (Canada)†(c)	5.55%	10/25/2042	322	358,179
Kinross Gold Corp. (Canada)(c)	5.95%	3/15/2024	7	7,816
Total				741,544

Natural Gas 0.29%

Dominion Energy Gas Holdings LLC	4.60%	12/15/2044	200	242,938
Piedmont Natural Gas Co., Inc.	3.50%	6/1/2029	129	139,644
Total				382,582

Oil 2.93%

Apache Corp.	4.75%	4/15/2043	375	363,228
Apache Corp.	5.10%	9/1/2040	175	177,612
California Resources Corp.†	8.00%	12/15/2022	197	114,260
Canadian Natural Resources Ltd. (Canada)(c)	3.85%	6/1/2027	98	103,892
Centennial Resource Production LLC†	6.875%	4/1/2027	115	115,575
Continental Resources, Inc.	4.50%	4/15/2023	16	16,567
Continental Resources, Inc.	4.90%	6/1/2044	103	103,892
Ecopetrol SA (Colombia)(c)	4.125%	1/16/2025	150	157,687
Ecopetrol SA (Colombia)(c)	5.875%	5/28/2045	40	47,150
Eni SpA (Italy)†(c)	5.70%	10/1/2040	200	251,928
Eni USA, Inc.	7.30%	11/15/2027	70	91,154
Helmerich & Payne, Inc.	4.65%	3/15/2025	20	21,766
HighPoint Operating Corp.	7.00%	10/15/2022	70	64,050
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.00%	12/1/2024	15	13,913
Hilcorp Energy I LP/Hilcorp Finance Co.†	6.25%	11/1/2028	121	111,925
Kerr-McGee Corp.	7.875%	9/15/2031	170	234,509
MEG Energy Corp. (Canada)(c)	6.375%	1/30/2023	37	35,104
MEG Energy Corp. (Canada)†(c)	7.00%	3/31/2024	245	234,281
Pertamina Persero PT (Indonesia)†(c)	4.70%	7/30/2049	200	217,364
Petrobras Global Finance BV (Netherlands)(c)	5.299%	1/27/2025	130	140,881
Petroleos Mexicanos (Mexico)(c)	4.50%	1/23/2026	294	278,565
Petroleos Mexicanos (Mexico)(c)	5.35%	2/12/2028	140	132,930

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil (continued)

Saudi Arabian Oil Co. (Saudi Arabia)†(c)	2.875%	4/16/2024	$200	$205,381
SM Energy Co.	6.625%	1/15/2027	165	141,075
Tapstone Energy LLC/Tapstone Energy Finance Corp.†	9.75%	6/1/2022	15	4,125
Valero Energy Corp.	10.50%	3/15/2039	276	476,275
YPF SA (Argentina)†(c)	8.50%	3/23/2021	33	25,460
Total				3,880,549

Oil: Crude Producers 0.85%

Colonial Pipeline Co.†	4.25%	4/15/2048	18	20,570
Energy Transfer Operating LP	6.125%	12/15/2045	50	59,555
Energy Transfer Operating LP	6.25%	4/15/2049	250	309,784
Sabine Pass Liquefaction LLC	5.625%	3/1/2025	47	52,815
Sabine Pass Liquefaction LLC	5.875%	6/30/2026	592	680,982
Total				1,123,706

Oil: Integrated Domestic 0.92%

Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.	4.08%	12/15/2047	304	297,251
Halliburton Co.	6.70%	9/15/2038	123	165,741
Halliburton Co.	7.45%	9/15/2039	13	18,403
National Oilwell Varco, Inc.	3.95%	12/1/2042	162	145,678
Nine Energy Service, Inc.†	8.75%	11/1/2023	50	45,375
Patterson-UTI Energy, Inc.	3.95%	2/1/2028	200	199,829
Schlumberger Holdings Corp.†	4.30%	5/1/2029	205	225,319
Transocean Proteus Ltd.†	6.25%	12/1/2024	119	121,759
Total				1,219,355

Paper & Forest Products 0.09%

Fibria Overseas Finance Ltd. (Brazil)(c)	4.00%	1/14/2025	120	123,000

Real Estate Investment Trusts 1.06%

Country Garden Holdings Co. Ltd. (China)(c)	4.75%	9/28/2023	200	194,403
EPR Properties	4.50%	6/1/2027	158	169,079
EPR Properties	4.75%	12/15/2026	10	10,856
EPR Properties	4.95%	4/15/2028	195	214,342
Goodman US Finance Three LLC†	3.70%	3/15/2028	121	127,035
MPT Operating Partnership LP/MPT Finance Corp.	5.00%	10/15/2027	59	63,130
VEREIT Operating Partnership LP	4.875%	6/1/2026	564	631,775
Total				1,410,620

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Retail 0.32%

Asbury Automotive Group, Inc.	6.00%	12/15/2024	$43	$44,666
Dollar Tree, Inc.	4.20%	5/15/2028	125	133,322
IRB Holding Corp.†	6.75%	2/15/2026	249	250,868
Total				428,856

Steel 0.36%

Cleveland-Cliffs, Inc.	5.75%	3/1/2025	173	173,865
CSN Resources SA (Brazil)†(c)	7.625%	2/13/2023	200	204,752
Vale Overseas Ltd. (Brazil)(c)	6.25%	8/10/2026	85	98,324
Total				476,941

Technology 0.63%

Alibaba Group Holding Ltd. (China)(c)	3.60%	11/28/2024	200	211,836
Match Group, Inc.†	5.625%	2/15/2029	244	265,350
Netflix, Inc.†	6.375%	5/15/2029	306	353,430
Total				830,616

Telecommunications 1.69%

AT&T, Inc.	6.00%	8/15/2040	875	1,099,246
AT&T, Inc.	6.10%	7/15/2040	168	214,080
AT&T, Inc.	6.20%	3/15/2040	25	32,245
AT&T, Inc.	6.25%	3/29/2041	69	89,187
Intelsat Jackson Holdings SA (Luxembourg)(c)	5.50%	8/1/2023	12	10,980
Intelsat Jackson Holdings SA (Luxembourg)†(c)	8.50%	10/15/2024	133	132,335
Sprint Capital Corp.	6.875%	11/15/2028	199	221,139
Verizon Communications, Inc.	3.258%(3 Mo. LIBOR + 1.10%) #	5/15/2025	436	443,019
Total				2,242,231

Transportation: Miscellaneous 0.20%

Burlington Northern Santa Fe LLC	5.75%	5/1/2040	192	264,200

Utilities 0.31%

Aqua America, Inc.	3.566%	5/1/2029	63	68,649
Aquarion Co.†	4.00%	8/15/2024	125	132,497
Empresas Publicas de Medellin ESP (Colombia)†(c)	4.25%	7/18/2029	200	210,640
Total				411,786
Total Corporate Bonds (cost $42,795,980)				44,499,430

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
FLOATING RATE LOANS(e) 0.42%

Building Materials 0.13%

Airxcel, Inc. 1st Lien Initial Term Loan	6.612%(1 Mo. LIBOR + 4.50%)	4/28/2025	$182	$176,574

Containers 0.08%

ProAmpac PG Borrower LLC 1st Lien Initial Term Loan	5.624%(1 Mo. LIBOR + 3.50%)	11/18/2023	110	105,519

Electric: Power 0.08%

Helix Gen Funding, LLC Term Loan	5.862%(1 Mo. LIBOR + 3.75%)	6/2/2024	110	105,566

Retail 0.05%

Mavis Tire Express Services Corp. 1st Lien Closing Date Term Loan	5.362%(1 Mo. LIBOR + 3.25%)	3/20/2025	62	60,918
Mavis Tire Express Services Corp. 1st Lien Delayed Draw Term Loan	3.00%(1 Mo. LIBOR + 3.25%)	3/20/2025	8	7,733
Total				68,651

Service 0.01%

North American Lifting Holdings, Inc. 1st Lien Initial Term Loan	6.83%(3 Mo. LIBOR + 4.50%)	11/27/2020	14	12,856

Transportation: Miscellaneous 0.01%

Gruden Acquisition, Inc. 2nd Lien Term Loan	10.83%(3 Mo. LIBOR + 8.50%)	8/18/2023	12	11,935

Wholesale 0.06%

Yak Access, LLC 2nd Lien Initial Term Loan	12.182%(1 Mo. LIBOR + 10.00%)	7/10/2026	83	72,936
Total Floating Rate Loans (cost $557,170)				554,037

FOREIGN GOVERNMENT OBLIGATIONS 2.50%

Angola 0.16%

Republic of Angola†(c)	8.25%	5/9/2028	200	206,955

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Argentina 0.26%

Provincia de Mendoza†(c)	8.375%	5/19/2024	$150	$85,500
Republic of Argentina(c)	5.875%	1/11/2028	80	30,400
Republic of Argentina(c)	6.875%	4/22/2021	400	171,004
Republic of Argentina(c)	7.50%	4/22/2026	150	58,688
Total				345,592

Bahamas 0.17%

Commonwealth of Bahamas†(c)	6.00%	11/21/2028	200	223,252

Bermuda 0.16%

Government of Bermuda†	3.717%	1/25/2027	200	215,000

Dominican Republic 0.13%

Dominican Republic†(c)	6.40%	6/5/2049	150	164,813

Egypt 0.31%

Arab Republic of Egypt†(c)	6.125%	1/31/2022	200	208,110
Arab Republic of Egypt†(c)	6.588%	2/21/2028	200	205,375
Total				413,485

El Salvador 0.13%

Republic of EI Salvador†(c)	6.375%	1/18/2027	170	174,464

Ghana 0.17%

Republic of Ghana†(c)	7.875%	8/7/2023	200	218,399

Japan 0.38%

Japan Bank for International Corp.(c)	2.125%	2/10/2025	264	268,926
Japan Bank for International Corp.(c)	2.50%	5/23/2024	224	232,134
Total				501,060

Kenya 0.16%

Republic of Kenya†(c)	7.00%	5/22/2027	200	211,195

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Qatar 0.16%

State of Qatar†(c)	3.25%	6/2/2026	$200	$214,570

Saudi Arabia 0.16%

Saudi International Bond†(c)	3.625%	3/4/2028	200	217,167

Sri Lanka 0.15%

Republic of Sri Lanka†(c)	6.25%	7/27/2021	200	203,520
Total Foreign Government Obligations (cost $3,565,625)				3,309,472

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.14%

Government National Mortgage Assoc. 2017-168 AS	2.70%	8/16/2058	37	37,507
Government National Mortgage Assoc. 2017-41 AS	2.60%	6/16/2057	31	31,597
Government National Mortgage Assoc. 2017-71 AS	2.70%	4/16/2057	33	33,578
Government National Mortgage Assoc. 2017-76 AS	2.65%	11/16/2050	13	13,598
Government National Mortgage Assoc. 2017-69 AS	2.75%	2/16/2058	34	34,106
Government National Mortgage Assoc. 2017-86 AS	2.75%	2/16/2058	13	12,775
Government National Mortgage Assoc. 2017-89 AB	2.60%	7/16/2058	11	10,792
Government National Mortgage Assoc. 2017-90 AS	2.70%	7/16/2057	14	14,317
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $184,276)				188,270

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 28.10%

Federal National Mortgage Assoc.(f)	3.00%	TBA	6,600	6,728,649
Federal National Mortgage Assoc.(f)	3.50%	TBA	26,450	27,187,707
Federal National Mortgage Assoc.(f)	4.00%	TBA	3,200	3,321,750
Total Government Sponsored Enterprises Pass-Throughs (cost $37,227,040)				37,238,106

MUNICIPAL BOND 0.00%

Miscellaneous

Pennsylvania (cost $5,102)	5.35%	5/1/2030	5	5,110

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 9.09%

1345 Avenue of the Americas & Park Avenue Plaza Trust 2005-1 A3†	5.278%	8/10/2035	50	56,074
A10 Bridge Asset Financing LLC 2015-AA A1†	3.30%	5/15/2036	122	120,755

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND August 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

AREIT Trust 2018-CRE2 A†	3.177%(1 Mo. LIBOR + .98%)	#	11/14/2035	$85	$84,588
Atrium Hotel Portfolio Trust 2017-ATRM A†	3.125%(1 Mo. LIBOR + .93%)	#	12/15/2036	1,075	1,074,847
Atrium Hotel Portfolio Trust 2018-ATRM A†	3.145%(1 Mo. LIBOR + .95%)	#	6/15/2035	100	99,882
BAMLL Commercial Mortgage Securities Trust 2019-AHT B†	3.795%(1 Mo. LIBOR + 1.60%)	#	3/15/2034	100	100,641
BAMLL Trust 2011-FSHN A†	4.42%		7/11/2033	168	173,819
Bancorp Commercial Mortgage Trust (The) 2018-CR3 A†	3.045%(1 Mo. LIBOR + .85%)	#	1/15/2033	9	8,847
BB-UBS Trust 2012-SHOW A†	3.43%		11/5/2036	175	186,419
BBCMS Mortgage Trust 2018-TALL E†	4.632%(1 Mo. LIBOR + 2.44%)	#	3/15/2037	64	64,311
BHP Trust 2019-BXHP E†	4.828%(1 Mo. LIBOR + 2.57%)	#	8/15/2036	100	99,578
BWAY Mortgage Trust 2015-1740 A†	2.917%		1/10/2035	100	104,263
BX Commercial Mortgage Trust 2018-BIOA A†	2.866%(1 Mo. LIBOR + .67%)	#	3/15/2037	70	69,932
BX Trust 2017-SLCT B†	3.395%(1 Mo. LIBOR + 1.20%)	#	7/15/2034	47	47,102
BX Trust 2018-GW A†	2.995%(1 Mo. LIBOR + .80%)	#	5/15/2035	55	54,968
Caesars Palace Las Vegas Trust 2017-VICI A†	3.531%		10/15/2034	35	36,605
Caesars Palace Las Vegas Trust 2017-VICI B†	3.835%		10/15/2034	543	568,647
Caesars Palace Las Vegas Trust 2017-VICI C†	4.138%		10/15/2034	100	105,166
Caesars Palace Las Vegas Trust 2017-VICI D†	4.499	%#(g)	10/15/2034	10	10,526
Caesars Palace Las Vegas Trust 2017-VICI E†	4.499	%#(g)	10/15/2034	27	28,095
CF Trust 2019-MF1 2019-MF1 C†	3.95%(1 Mo. LIBOR + 1.65%)	#	8/21/2032	378	378,834
CF Trust 2019-MF1 D†	4.25%(1 Mo. LIBOR + 1.95%)	#	8/21/2032	356	356,784
Citigroup Commercial Mortgage Trust 2013-375P A†	3.251%		5/10/2035	100	104,152
Citigroup Commercial Mortgage Trust 2016-GC36 AS	3.849%		2/10/2049	98	105,279
Citigroup Commercial Mortgage Trust 2016-GC36 D†	2.85%		2/10/2049	282	247,087
Citigroup Commercial Mortgage Trust 2016-P3 D†	2.804	%#(g)	4/15/2049	25	22,487
Commercial Mortgage Pass-Through Certificates 2012-LTRT A2†	3.40%		10/5/2030	100	102,114
Commercial Mortgage Pass-Through Certificates 2014-UBS6 B	4.349	%#(g)	12/10/2047	50	53,431
Commercial Mortgage Pass-Through Certificates 2015-DC1 D†	4.487	%#(g)	2/10/2048	600	556,036

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND August 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Commercial Mortgage Pass-Through Certificates 2015-PC1 AM	4.29	%#(g)	7/10/2050	$53	$58,319
Commercial Mortgage Pass-Through Certificates 2015-PC1 B	4.585	%#(g)	7/10/2050	50	54,351
Commercial Mortgage Pass-Through Certificates 2015-PC1 C	4.585	%#(g)	7/10/2050	10	10,611
Commercial Mortgage Pass-Through Certificates 2015-PC1 D	4.585	%#(g)	7/10/2050	425	404,965
Credit Suisse Commercial Mortgage Securities Corp. 2019-SKLZ A†	3.445%(1 Mo. LIBOR + 1.25%)	#	1/15/2034	683	685,324
Credit Suisse Mortgage Capital Certificates 2015-GLPB D†	3.938	%#(g)	11/15/2034	100	103,840
Credit Suisse Mortgage Capital Certificates 2017-HD A†	3.145%(1 Mo. LIBOR + .95%)	#	2/15/2031	188	187,928
Credit Suisse Mortgage Capital Certificates 2019-ICE4 A†	3.175%(1 Mo. LIBOR + .98%)	#	5/15/2036	342	342,621
DBWF Mortgage Trust 2018-GLKS A†	3.212%(1 Mo. LIBOR + 1.03%)	#	11/19/2035	100	100,075
Exantas Capital Corp., Ltd. 2019-RSO7 A†	3.197%(1 Mo. LIBOR + 1.00%)	#	4/15/2036	100	100,079
Exantas Capital Corp., Ltd. 2019-RSO7 AS†	3.697%(1 Mo. LIBOR + 1.50%)	#	4/15/2036	100	100,165
Great Wolf Trust 2017-WOLF A†	3.045%(1 Mo. LIBOR + .85%)	#	9/15/2034	100	100,040
GS Mortgage Securities Corp. Trust 2018-FBLU A†	3.145%(1 Mo. LIBOR + .95%)	#	11/15/2035	23	23,009
GS Mortgage Securities Corp. Trust 2018-FBLU E†	4.945%(1 Mo. LIBOR + 2.75%)	#	11/15/2035	25	25,214
GS Mortgage Securities Corp. Trust 2018-HULA A†	3.115%(1 Mo. LIBOR + .92%)	#	7/15/2025	987	985,740
GS Mortgage Securities Corp. Trust 2018-RIVR A†	3.145%(1 Mo. LIBOR + .95%)	#	7/15/2035	100	100,297
GS Mortgage Securities Trust 2013-G1 A2†	3.557	%#(g)	4/10/2031	154	158,187
GS Mortgage Securities Trust 2014-GC26 C	4.668	%#(g)	11/10/2047	50	51,840
Hilton Orlando Trust 2018-ORL A†	2.965%(1 Mo. LIBOR + .77%)	#	12/15/2034	45	45,007
Hilton Orlando Trust 2018-ORL D†	3.895%(1 Mo. LIBOR + 1.70%)	#	12/15/2034	55	55,066
JPMorgan Chase Commercial Mortgage Securities Corp. 2018-AON D†	4.767	%#(g)	7/5/2031	30	32,168
JPMorgan Chase Commercial Mortgage Securities Trust 2012-C8 A3	2.829%		10/15/2045	8	8,039

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND August 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY D†	3.931	%#(g)	6/10/2027	$100	$66,892
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C30 C	4.411	%#(g)	7/15/2048	10	10,561
JPMorgan Chase Commercial Mortgage Securities Trust 2015-UES C†	3.742	%#(g)	9/5/2032	100	100,600
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK A†	3.392%		6/5/2032	103	105,709
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ A†	3.195%(1 Mo. LIBOR + 1.00%)	#	6/15/2032	1,018	1,018,297
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ C†	3.795%(1 Mo. LIBOR + 1.60%)	#	6/15/2032	36	36,368
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ D†	4.295%(1 Mo. LIBOR + 2.10%)	#	6/15/2032	53	53,222
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ E†	5.195%(1 Mo. LIBOR + 3.00%)	#	6/15/2035	50	50,372
JPMorgan Chase Commercial Mortgage SecuritiesTrust 2018-MINN A†	3.345%(1 Mo. LIBOR + 1.27%)	#	11/15/2035	10	10,019
JPMorgan Chase Commercial Mortgage Securities Trust 2018-MINN B†	3.675%(1 Mo. LIBOR + 1.60%)	#	11/15/2035	10	10,019
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT AFL†	3.194%(1 Mo. LIBOR + .95%)	#	7/5/2033	10	10,004
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT BFL†	3.494%(1 Mo. LIBOR + 1.25%)	#	7/5/2033	26	26,019
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT BFX†	4.549%		7/5/2033	10	10,796
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT CFX†	4.95%		7/5/2033	10	10,811
Motel 6 Trust 2017-MTL6 E†	5.445%(1 Mo. LIBOR + 3.25%)	#	8/15/2034	29	29,614
Natixis Commercial Mortgage Securities Trust 2018-285M A†	3.917	%#(g)	11/15/2032	50	52,387
Natixis Commercial Mortgage Securities Trust 2018-285M B†	3.917	%#(g)	11/15/2032	50	52,230
ReadyCap Commercial Mortgage Trust 2018-4 A†	3.39%		2/27/2051	30	30,256
RETL 2019-RVP C†	4.295%(1 Mo. LIBOR + 2.10%)	#	3/15/2036	70	70,379
SG Commercial Mortgage Securities Trust 2019-787E X IO†	0.456	%#(g)	2/15/2041	1,217	35,637
Shelter Growth CRE Issuer Ltd. 2018-FL1 A†	3.195%(1 Mo. LIBOR + 1.00%)	#	1/15/2035	28	27,850

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND August 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

SLIDE 2018-FUN D†	4.045%(1 Mo. LIBOR + 1.85%)	#	6/15/2031	$15	$14,682
Stonemont Portfolio Trust 2017-MONT E†	4.922%(1 Mo. LIBOR + 2.75%)	#	8/20/2030	72	72,667
Stonemont Portfolio Trust 2017-MONT F†	5.772%(1 Mo. LIBOR + 3.60%)	#	8/20/2030	73	73,725
Wells Fargo Commercial Mortgage Trust 2013-LC12 B	4.421	%#(g)	7/15/2046	494	518,310
Wells Fargo Commercial Mortgage Trust 2014-LC16 A5	3.817%		8/15/2050	165	177,854
Wells Fargo Commercial Mortgage Trust 2015-C28 D	4.249	%#(g)	5/15/2048	60	57,112
Wells Fargo Commercial Mortgage Trust 2016-C35 C	4.176	%#(g)	7/15/2048	100	105,774
Wells Fargo Commercial Mortgage Trust 2017-HSDB A†	3.044%(1 Mo. LIBOR + .85%)	#	12/13/2031	200	199,433
West Town Mall Trust 2017-KNOX A†	3.823%		7/5/2030	100	103,057
WF-RBS Commercial Mortgage Trust 2012-C8 C	5.049	%#(g)	8/15/2045	50	52,679
WF-RBS Commercial Mortgage Trust 2013-C12 C	4.459	%#(g)	3/15/2048	50	52,614
WF-RBS Commercial Mortgage Trust 2014-C22 A4	3.488%		9/15/2057	25	26,633
WFRBS Commercial Mortgage Trust 2013-C12 B	3.863	%#(g)	3/15/2048	25	25,986
Total Non-Agency Commercial Mortgage-Backed Securities (cost $11,879,014)					12,052,722

U.S. TREASURY OBLIGATIONS 13.62%

U.S. Treasury Bond	2.75%		11/15/2047	47	54,987
U.S. Treasury Bond	2.875%		5/15/2049	2,678	3,227,618
U.S. Treasury Inflation Indexed Note(h)	0.625%		4/15/2023	2,342	2,377,804
U.S. Treasury Note	1.25%		8/31/2024	3,696	3,671,384
U.S. Treasury Note	1.50%		8/31/2021	5,210	5,209,491
U.S. Treasury Note	1.625%		8/15/2029	3,465	3,504,996
Total U.S. Treasury Obligations (cost $17,855,423)					18,046,280
Total Long-Term Investments (cost $136,675,275)					138,627,216

SHORT-TERM INVESTMENTS 23.53%

GOVERNMENT SPONSORED ENTERPRISES SECURITIES 5.76%

Federal Home Loan Bank Discount Notes	Zero Coupon		9/6/2019	2,476	2,475,575
Federal Home Loan Bank Discount Notes	Zero Coupon		11/5/2019	5,178	5,160,239
Total Government Sponsored Enterprises Securities (cost $7,626,056)					7,635,814

U.S. TREASURY OBLIGATION 7.22%

U.S. Treasury Bill (cost $9,567,175)	Zero Coupon		11/21/2019	9,609	9,568,198

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND August 31, 2019

Investments	Principal Amount (000)	Fair Value
REPURCHASE AGREEMENT 10.55%

Repurchase Agreement dated 8/30/2019, 1.25% due 9/3/2019 with Fixed Income Clearing Corp. collateralized by $13,995,000 of U.S. Treasury Note at 2.25% due 3/31/2021; value: $14,257,994; proceeds: $13,980,002 (cost $13,978,061)	$13,978	$13,978,061
Total Short-Term Investments (cost $31,171,292)		31,182,073
Total Investments in Securities 128.14% (cost $167,846,567)		169,809,289
Less Unfunded Loan Commitments (0.01%) (cost $6,085)		(5,989)
Net Investments 128.13% (cost $167,840,482)		169,803,300
Liabilities in Excess of Cash and Other Assets(i) (28.13%)		(37,283,881)
Net Assets 100.00%		$132,519,419

CAD	Canadian dollar.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at August 31, 2019.
(a)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(b)	Investment in non-U.S. dollar denominated securities.
(c)	Foreign security traded in U.S. dollars.
(d)	Security is perpetual in nature and has no stated maturity.
(e)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at August 31, 2019.
(f)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(g)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(h)	Treasury Inflation Protected Security. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on principal amount that is adjusted for inflation based on the Consumer Price Index.
(i)	Liabilities in Excess of Cash and Other Assets include net unrealized appreciation/depreciation on credit default swaps, forward foreign currency exchange contracts and futures contracts as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND August 31, 2019

Credit Default Swaps on Indexes - Sell Protection at August 31, 2019(1):

Referenced Index*	Swap Counterparty	Fund Receives (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Appreciation(3)	Credit Default Swap Agreements Receivable (Payable) at Fair Value(4)
Markit CDX. CMBX.NA.BBB-11	Morgan Stanley	3.00%	11/18/2054	365,000	$345,336	$(22,828)	$3,164	$(19,664)
Markit CMBX.NA.A.8	Morgan Stanley	2.00%	10/17/2057	175,000	176,656	(9,802)	11,458	1,656
						$(32,630)	$14,622	$(18,008)

*	The Referenced Index is for Credit Default Swaps on Indexes, which is comprised of a basket of commercial mortgaged-backed securities.
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received/paid are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps in Indexes amounted to $14,622. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $0.
(4)	Includes upfront payments received/paid.

Centrally Cleared Interest Rate Swap Contracts at August 31, 2019:

Central Clearingparty*	Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Termination Date	Notional Amount	Notional Value	Unrealized Appreciation
Credit Suisse	3-Month USD LIBOR Index	2.3497%	4/1/2021	$2,751,122	$2,782,900	$31,778

* Central clearinghouse: Chicago Mercantile Exchange (CME).

Open Forward Foreign Currency Exchange Contracts at August 31, 2019:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
euro	Sell	Morgan Stanley	9/9/2019	95,000	$107,452	$104,449	$3,003

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND August 31, 2019

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
euro	Buy	Morgan Stanley	9/9/2019	92,000	$103,290	$101,151	$(2,139)
Canadian dollar	Sell	Morgan Stanley	9/19/2019	152,000	113,774	114,195	(421)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(2,560)

Open Futures Contracts at August 31, 2019:

Type	Expiration	Contracts	Position	Notional Amount		Notional Value		Unrealized Appreciation
5-Year Canadian Bond	December 2019	2	Short	CAD	(248,976)	CAD	(248,780)	$148
U.S. 2-Year Treasury Note	December 2019	37	Long		$7,995,855		$7,996,336	481
U.S. 5-Year Treasury Note	December 2019	127	Long		15,235,259		15,237,023	1,764
Total Unrealized Appreciation on Open Futures Contracts								$2,393

Type	Expiration	Contracts	Position	Notional Amount		Notional Value		Unrealized Depreciation
Euro- Schatz	September 2019	1	Short	EUR	(112,073)	EUR	(112,590)	$(568)
U.S. 10-Year Ultra Treasury Note	December 2019	5	Long		$723,134		$722,188	(946)
U.S. Ultra Treasury Bond	December 2019	3	Long		595,413		592,312	(3,101)
Total Unrealized Depreciation on Open Futures Contracts								$(4,615)

The following is a summary of the inputs used as of August 31, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Credit Cards	$—	$2,190,533	$503,518	$2,694,051
Other	—	9,889,222	114,397	10,003,619
Remaining Industries	—	10,036,119	—	10,036,119
Corporate Bonds	—	44,499,430	—	44,499,430
Floating Rate Loans	—	554,037	—	554,037
Less Unfunded Loan Commitments	—	(5,989)	—	(5,989)
Foreign Government Obligations	—	3,309,472	—	3,309,472
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	188,270	—	188,270
Government Sponsored Enterprises Pass-Throughs	—	37,238,106	—	37,238,106
Municipal Bond	—	5,110	—	5,110
Non-Agency Commercial Mortgage-Backed Securities	—	12,052,722	—	12,052,722
U.S. Treasury Obligations	—	18,046,280	—	18,046,280
Short-Term Investments
Government Sponsored Enterprises Securities	—	7,635,814	—	7,635,814
Repurchase Agreement	—	13,978,061	—	13,978,061
U.S. Treasury Obligation	—	9,568,198	—	9,568,198
Total	$—	$169,185,385	$617,915	$169,803,300

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND August 31, 2019

Investment Type(2)	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Centrally Cleared Interest Rate Swap Contracts
Assets	$—	$31,778	$—	$31,778
Liabilities	—	—	—	—
Credit Default Swap Contracts
Assets	—	1,656	—	1,656
Liabilities	—	(19,664)	—	(19,664)
Forward Foreign Currency Exchange Contracts
Assets	—	3,003	—	3,003
Liabilities	—	(2,560)	—	(2,560)
Futures Contracts
Assets	2,393	—	—	2,393
Liabilities	(4,615)	—	—	(4,615)
Total	$(2,222)	$14,213	$—	$11,991

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset-Backed Securities
Balance as of December 1, 2018	$—
Accrued Discounts (Premiums)	5
Realized Gain (Loss)	—
Change in Unrealized Appreciation (Depreciation)	5,647
Purchases	612,263
Sales	—
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of August 31, 2019	$617,915
Change in unrealized appreciation/depreciation for the period ended August 31, 2019, related to Level 3 investments held at August 31, 2019	$5,647

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - CORPORATE BOND FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 95.10%

ASSET-BACKED SECURITIES 1.63%

Automobiles 0.95%

Drive Auto Receivables Trust 2017-1 C	2.84%	4/15/2022	$6	$6,158
Santander Drive Auto Receivables Trust 2016-1 D	4.02%	4/15/2022	65	65,691
Total				71,849

Other 0.68%

Ford Credit Floorplan Master Owner Trust A 2015-5 A1	2.42%	8/15/2022	25	25,074
Hardee’s Funding LLC 2018-1A A2II†	4.959%	6/20/2048	25	26,580
Total				51,654
Total Asset-Backed Securities (cost $121,977)				123,503

CORPORATE BONDS 90.98%

Aerospace/Defense 1.96%

Boeing Co. (The)	3.25%	2/1/2035	12	12,818
Embraer Netherlands Finance BV (Netherlands)(a)	5.05%	6/15/2025	34	37,251
L3Harris Technologies, Inc.	4.40%	6/15/2028	5	5,680
Litton Industries, Inc.	7.75%	3/15/2026	15	19,491
Lockheed Martin Corp.	7.75%	5/1/2026	15	19,455
Northrop Grumman Systems Corp.	7.875%	3/1/2026	15	19,634
United Technologies Corp.	4.625%	11/16/2048	27	34,153
Total				148,482

Air Transportation 0.30%

American Airlines 2014-1 Class B Pass-Through Trust	4.375%	10/1/2022	12	12,453
Delta Air Lines 2019-1 Class AA Pass Through Trust	3.204%	4/25/2024	10	10,559
Total				23,012

Auto Parts: Original Equipment 0.06%

Aptiv plc (Ireland)(a)	4.35%	3/15/2029	4	4,389

Automotive 1.24%

Ford Motor Co.	7.45%	7/16/2031	32	37,887
General Motors Co.	6.75%	4/1/2046	47	56,024
Total				93,911

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORPORATE BOND FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional 15.93%

Bank of America Corp.	3.593%(3 Mo. LIBOR + 1.37%) #	7/21/2028	$165	$176,538
Bank of Montreal (Canada)(a)	3.803%(5 Yr Swap rate + 1.43%) #	12/15/2032	8	8,387
Bank One Corp.	8.00%	4/29/2027	45	61,016
Barclays Bank plc (United Kingdom)†(a)	10.179%	6/12/2021	80	89,731
Citigroup, Inc.	3.668%(3 Mo. LIBOR + 1.39%) #	7/24/2028	135	144,849
Comerica, Inc.	4.00%	2/1/2029	30	33,430
Goldman Sachs Group, Inc. (The)	6.75%	10/1/2037	43	58,989
HSBC USA, Inc.	9.30%	6/1/2021	23	25,538
JPMorgan Chase & Co.	3.782%(3 Mo. LIBOR + 1.337%) #	2/1/2028	77	83,861
JPMorgan Chase & Co.	3.96%(3 Mo. LIBOR + 1.245%) #	1/29/2027	25	27,257
Macquarie Bank Ltd. (Australia)†(a)	6.625%	4/7/2021	60	63,848
Macquarie Group Ltd. (Australia)†(a)	4.654%(3 Mo. LIBOR + 1.727) #	3/27/2029	22	24,697
Morgan Stanley	3.407%(3 Mo. LIBOR + 1.22%) #	5/8/2024	30	30,430
Morgan Stanley	3.875%	1/27/2026	76	82,230
Morgan Stanley	4.431%(3 Mo. LIBOR + 1.628%) #	1/23/2030	39	44,543
Santander UK plc (United Kingdom)(a)	7.95%	10/26/2029	23	30,144
SVB Financial Group	3.50%	1/29/2025	20	20,818
Toronto-Dominion Bank (The) (Canada)(a)	3.625%(5 Yr Swap + 2.21%) #	9/15/2031	62	64,726
US Bancorp	3.00%	7/30/2029	7	7,323
Webster Financial Corp.	4.10%	3/25/2029	14	15,136
Wells Fargo & Co.	4.65%	11/4/2044	8	9,626
Wells Fargo Capital X	5.95%	12/15/2036	46	57,448
Westpac Banking Corp. (Australia)(a)	4.11%(5 Yr ICE Swap Rate +2.00%) #	7/24/2034	9	9,486
Westpac Banking Corp. (Australia)(a)	4.322%(5 Yr ICE Swap Rate +2.236%) #	11/23/2031	37	39,405
Total				1,209,456

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORPORATE BOND FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Beverages 1.85%

Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc.	4.70%	2/1/2036	$58	$67,620
Anheuser-Busch InBev Worldwide, Inc.	8.20%	1/15/2039	45	72,410
Total				140,030

Biotechnology Research & Production 0.33%

Gilead Sciences, Inc.	4.60%	9/1/2035	21	25,194

Building Materials 1.55%

Boral Finance Pty Ltd. (Australia)†(a)	3.00%	11/1/2022	8	8,063
Johnson Controls International plc	5.00%	3/30/2020	26	26,363
Martin Marietta Materials, Inc.	2.80%(3 Mo. LIBOR + .65%) #	5/22/2020	42	42,058
Owens Corning	4.30%	7/15/2047	4	3,669
Vulcan Materials Co.	2.782%(3 Mo. LIBOR + .65%) #	3/1/2021	20	20,020
Vulcan Materials Co.	3.01%(3 Mo. LIBOR + .60%) #	6/15/2020	10	10,011
Vulcan Materials Co.	4.70%	3/1/2048	7	7,785
Total				117,969

Business Services 0.61%

Global Payments, Inc.	3.20%	8/15/2029	14	14,376
IHS Markit Ltd. (United Kingdom)(a)	3.625%	5/1/2024	2	2,079
IHS Markit Ltd. (United Kingdom)†(a)	4.00%	3/1/2026	19	20,249
IHS Markit Ltd. (United Kingdom)(a)	4.25%	5/1/2029	9	9,762
Total				46,466

Computer Hardware 1.47%

Apple, Inc.	4.45%	5/6/2044	45	55,868
Dell International LLC/EMC Corp.†	6.02%	6/15/2026	35	39,531
Dell International LLC/EMC Corp.†	8.35%	7/15/2046	12	15,787
Total				111,186

Computer Software 1.53%

Microsoft Corp.	3.50%	2/12/2035	52	58,682
Oracle Corp.	6.125%	7/8/2039	40	57,242
Total				115,924

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORPORATE BOND FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Construction/Homebuilding 0.44%

D.R. Horton, Inc.	5.75%	8/15/2023	$30	$33,470

Drugs 3.90%

AbbVie, Inc.	4.70%	5/14/2045	15	16,236
AbbVie, Inc.	4.875%	11/14/2048	15	16,737
AstraZeneca plc (United Kingdom)(a)	2.789%(3 Mo. LIBOR + .665%) #	8/17/2023	50	49,926
AstraZeneca plc (United Kingdom)(a)	6.45%	9/15/2037	10	14,385
Bayer Corp.†	6.65%	2/15/2028	7	8,633
CVS Health Corp.	4.30%	3/25/2028	63	68,825
CVS Health Corp.	4.78%	3/25/2038	10	11,232
CVS Health Corp.	5.05%	3/25/2048	35	40,845
Elanco Animal Health, Inc.	4.90%	8/28/2028	2	2,183
Express Scripts Holding Co.	2.874%(3 Mo. LIBOR + .75%) #	11/30/2020	32	32,005
Express Scripts Holding Co.	6.125%	11/15/2041	16	20,695
Merck & Co., Inc.	3.90%	3/7/2039	10	11,873
Teva Pharmaceutical Finance Co. BV (Curacao)(a)	3.65%	11/10/2021	3	2,865
Total				296,440

Electric: Power 10.01%

Appalachian Power Co.	7.00%	4/1/2038	22	32,339
Ausgrid Finance Pty Ltd. (Australia)†(a)	4.35%	8/1/2028	16	17,746
Avista Corp.	4.35%	6/1/2048	11	13,219
Berkshire Hathaway Energy Co.	3.80%	7/15/2048	20	22,262
Cleco Corporate Holdings LLC	4.973%	5/1/2046	8	9,592
Cleco Power LLC	6.00%	12/1/2040	20	26,403
Dayton Power & Light Co. (The)†	3.95%	6/15/2049	2	2,283
Dominion Energy South Carolina, Inc.	6.05%	1/15/2038	7	9,733
Dominion Energy, Inc.	7.00%	6/15/2038	22	31,438
DPL, Inc.†	4.35%	4/15/2029	15	14,992
Duquesne Light Holdings, Inc.†	6.40%	9/15/2020	28	29,056
El Paso Electric Co.	5.00%	12/1/2044	5	6,027
El Paso Electric Co.	6.00%	5/15/2035	15	19,071
Entergy Arkansas LLC	4.95%	12/15/2044	27	29,338
Entergy Corp.	5.125%	9/15/2020	25	25,526
Entergy Louisiana LLC	4.00%	3/15/2033	5	5,808
Entergy Texas, Inc.	4.00%	3/30/2029	5	5,606
Exelon Generation Co. LLC	5.60%	6/15/2042	41	49,390
Georgia Power Co.	4.75%	9/1/2040	22	26,110

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORPORATE BOND FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Power (continued)

Interstate Power & Light Co.	3.60%	4/1/2029	$6	$6,518
Interstate Power & Light Co.	4.70%	10/15/2043	10	12,184
Jersey Central Power & Light Co.†	4.70%	4/1/2024	5	5,481
Mississippi Power Co.	4.25%	3/15/2042	9	9,974
NRG Energy, Inc.†	4.45%	6/15/2029	15	15,787
Oglethorpe Power Corp.	5.05%	10/1/2048	8	10,036
Ohio Edison Co.	8.25%	10/15/2038	23	38,066
Oklahoma Gas & Electric Co.	3.30%	3/15/2030	19	20,225
Oncor Electric Delivery Co. LLC	7.00%	5/1/2032	7	10,228
Pennsylvania Electric Co.†	3.60%	6/1/2029	7	7,525
PPL Electric Utilities Corp.	5.20%	7/15/2041	23	29,807
PPL WEM Ltd./Western Power Distribution Ltd. (United Kingdom)†(a)	5.375%	5/1/2021	20	20,711
Progress Energy, Inc.	7.75%	3/1/2031	9	13,034
PSEG Power LLC	5.125%	4/15/2020	22	22,384
Public Service Co. of Oklahoma	6.625%	11/15/2037	20	28,339
Puget Energy, Inc.	3.65%	5/15/2025	12	12,409
Puget Energy, Inc.	5.625%	7/15/2022	14	15,058
Puget Energy, Inc.	6.00%	9/1/2021	28	29,892
San Diego Gas & Electric Co.	1.914%	2/1/2022	5	5,258
SCANA Corp.	4.125%	2/1/2022	15	15,553
SCANA Corp.	4.75%	5/15/2021	4	4,114
Tampa Electric Co.	6.15%	5/15/2037	7	9,594
TransAlta Corp. (Canada)(a)	4.50%	11/15/2022	31	31,954
Vistra Operations Co. LLC†	4.30%	7/15/2029	10	10,225
Total				760,295

Electrical Equipment 1.55%

Broadcom Corp./Broadcom Cayman Finance Ltd.	2.65%	1/15/2023	4	3,997
Broadcom Corp./Broadcom Cayman Finance Ltd.	3.875%	1/15/2027	32	32,051
Broadcom, Inc.†	3.625%	10/15/2024	29	29,426
Marvell Technology Group Ltd.	4.20%	6/22/2023	8	8,447
NXP BV/NXP Funding LLC (Netherlands)†(a)	4.875%	3/1/2024	25	27,217
Xilinx, Inc.	2.95%	6/1/2024	16	16,507
Total				117,645

Electronics 0.53%

Trimble, Inc.	4.75%	12/1/2024	24	25,960
Trimble, Inc.	4.90%	6/15/2028	13	14,263
Total				40,223

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORPORATE BOND FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Financial Services 5.09%

Affiliated Managers Group, Inc.	3.50%	8/1/2025	$11	$11,477
Affiliated Managers Group, Inc.	4.25%	2/15/2024	50	53,794
Air Lease Corp.	3.625%	4/1/2027	19	19,781
Aircastle Ltd.	4.25%	6/15/2026	27	27,841
Avolon Holdings Funding Ltd. (Ireland)†(a)	5.125%	10/1/2023	7	7,449
Brightsphere Investment Group, Inc.	4.80%	7/27/2026	26	27,354
Credit Suisse USA, Inc.	7.125%	7/15/2032	10	14,835
Discover Financial Services	4.10%	2/9/2027	18	19,397
Discover Financial Services	5.20%	4/27/2022	25	26,893
E*TRADE Financial Corp.	3.80%	8/24/2027	9	9,525
E*TRADE Financial Corp.	4.50%	6/20/2028	9	9,898
International Lease Finance Corp.	5.875%	8/15/2022	27	29,665
International Lease Finance Corp.	8.25%	12/15/2020	24	25,761
International Lease Finance Corp.	8.625%	1/15/2022	15	17,097
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%	3/15/2027	23	25,025
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%	4/15/2045	11	11,703
Park Aerospace Holdings Ltd. (Ireland)†(a)	5.50%	2/15/2024	45	48,719
Total				386,214

Food 0.13%

Campbell Soup Co.	3.04%(3 Mo. LIBOR + .63%) #	3/15/2021	10	9,994

Health Care Products 0.46%

Abbott Laboratories	4.75%	11/30/2036	17	21,325
Zimmer Biomet Holdings, Inc.	5.75%	11/30/2039	11	13,308
Total				34,633

Health Care Services 2.17%

CommonSpirit Health	3.347%	10/1/2029	10	10,318
Fresenius Medical Care US Finance II, Inc.†	4.75%	10/15/2024	19	20,567
Fresenius Medical Care US Finance II, Inc.†	5.875%	1/31/2022	14	15,000
Kaiser Foundation Hospitals	4.15%	5/1/2047	10	12,353
Northwell Healthcare, Inc.	3.979%	11/1/2046	12	13,506
NYU Langone Hospitals	4.368%	7/1/2047	12	14,475
NYU Langone Hospitals	4.784%	7/1/2044	7	9,050

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORPORATE BOND FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Care Services (continued)

UnitedHealth Group, Inc.	6.875%	2/15/2038	$23	$34,745
Universal Health Services, Inc.†	4.75%	8/1/2022	34	34,472
Total				164,486

Household Equipment/Products 0.12%

Newell Brands, Inc.	3.85%	4/1/2023	9	9,272

Insurance 4.46%

Aon plc (United Kingdom)(a)	3.875%	12/15/2025	19	20,622
Assurant, Inc.	3.70%	2/22/2030	7	7,054
Berkshire Hathaway Finance Corp.	4.25%	1/15/2049	27	33,129
Fidelity National Financial, Inc.	4.50%	8/15/2028	35	38,093
Hanover Insurance Group, Inc. (The)	4.50%	4/15/2026	9	9,780
Lincoln National Corp.	6.30%	10/9/2037	25	33,518
New York Life Insurance Co.†	4.45%	5/15/2069	30	36,501
Protective Life Corp.	8.45%	10/15/2039	25	40,511
Securian Financial Group, Inc.†	4.80%	4/15/2048	16	19,399
Selective Insurance Group, Inc.	5.375%	3/1/2049	9	10,906
Teachers Insurance & Annuity Association of America†	4.90%	9/15/2044	35	44,111
Transatlantic Holdings, Inc.	8.00%	11/30/2039	9	13,595
Trinity Acquisition plc (United Kingdom)(a)	4.625%	8/15/2023	3	3,241
Unum Group	5.75%	8/15/2042	13	16,169
Willis North America, Inc.	7.00%	9/29/2019	7	7,022
WR Berkley Corp.	5.375%	9/15/2020	5	5,157
Total				338,808

Leasing 0.26%

GATX Corp.	4.55%	11/7/2028	11	12,362
Penske Truck Leasing Co., LP/PTL Finance Corp.†	3.45%	7/1/2024	5	5,209
Penske Truck Leasing Co., LP/PTL Finance Corp.†	3.95%	3/10/2025	2	2,130
Total				19,701

Leisure 0.73%

Royal Caribbean Cruises Ltd.	3.70%	3/15/2028	2	2,082
Royal Caribbean Cruises Ltd.	5.25%	11/15/2022	27	29,433
Royal Caribbean Cruises Ltd.	7.50%	10/15/2027	19	24,188
Total				55,703

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORPORATE BOND FUND August 31, 2019

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Lodging 0.20%

Las Vegas Sands Corp.	3.90%	8/8/2029		$15	$15,486

Machinery: Agricultural 1.43%

BAT Capital Corp.	3.222%	8/15/2024		20	20,587
BAT Capital Corp.	4.39%	8/15/2037		24	24,197
Philip Morris International, Inc.	3.25%	11/10/2024		15	15,706
Reynolds American, Inc.	4.45%	6/12/2025		4	4,335
Reynolds American, Inc.	4.85%	9/15/2023		40	43,726
Total					108,551

Machinery: Industrial/Specialty 0.83%

CNH Industrial Capital LLC	4.375%	4/5/2022		13	13,569
CNH Industrial Capital LLC	4.875%	4/1/2021		5	5,182
Kennametal, Inc.	4.625%	6/15/2028		12	12,936
nVent Finance Sarl (Luxembourg)(a)	4.55%	4/15/2028		19	20,142
Roper Technologies, Inc.	3.85%	12/15/2025		10	10,792
Total					62,621

Manufacturing 1.66%

General Electric Co.	3.10%	1/9/2023		10	10,037
General Electric Co.	3.15%	9/7/2022		4	4,024
General Electric Co.	5.00%(3 Mo. LIBOR + 3.33%) #	—	(b)	28	25,453
General Electric Co.	6.15%	8/7/2037		47	55,687
Pentair Finance Sarl (Luxembourg)(a)	3.15%	9/15/2022		30	30,583
Total					125,784

Media 3.52%

Charter Communications Operating LLC/Charter Communications Operating Capital	6.484%	10/23/2045		52	64,393
Comcast Corp.	4.95%	10/15/2058		15	19,505
Cox Communications, Inc.†	4.50%	6/30/2043		7	7,494
Cox Communications, Inc.†	8.375%	3/1/2039		19	28,582
Grupo Televisa SAB (Mexico)(a)	6.625%	1/15/2040		7	8,892
NBCUniversal Enterprise, Inc.†	5.25%	—	(b)	100	103,285
Walt Disney Co. (The)†	7.75%	12/1/2045		20	35,270
Total					267,421

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORPORATE BOND FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Metal Fabricating 0.31%

Valmont Industries, Inc.	5.25%	10/1/2054	$22	$23,802

Metals & Minerals: Miscellaneous 1.26%

Barrick North America Finance LLC	7.50%	9/15/2038	21	29,448
Glencore Finance Canada Ltd. (Canada)†(a)	5.55%	10/25/2042	19	21,135
Newmont Goldcorp Corp.	3.625%	6/9/2021	15	15,299
Newmont Goldcorp Corp.	3.70%	3/15/2023	14	14,588
Southern Copper Corp. (Peru)(a)	5.875%	4/23/2045	12	14,896
Total				95,366

Natural Gas 1.52%

National Fuel Gas Co.	3.95%	9/15/2027	8	8,236
National Fuel Gas Co.	4.90%	12/1/2021	16	16,649
National Fuel Gas Co.	5.20%	7/15/2025	2	2,196
National Fuel Gas Co.	7.395%	3/30/2023	15	17,289
Piedmont Natural Gas Co., Inc.	3.50%	6/1/2029	7	7,577
Piedmont Natural Gas Co., Inc.	4.10%	9/18/2034	19	21,537
Southern Star Central Corp.†	5.125%	7/15/2022	10	10,152
Southwest Gas Corp.	4.15%	6/1/2049	11	12,726
WGL Holdings, Inc.	2.517%(3 Mo. LIBOR + .40%) #	11/29/2019	19	18,992
Total				115,354

Oil 5.10%

Apache Corp.	5.10%	9/1/2040	20	20,299
Canadian Natural Resources Ltd. (Canada)(a)	7.20%	1/15/2032	31	42,454
Canadian Oil Sands Ltd. (Canada)†(a)	4.50%	4/1/2022	5	5,205
Canadian Oil Sands Ltd. (Canada)†(a)	9.40%	9/1/2021	5	5,644
Cimarex Energy Co.	4.375%	3/15/2029	14	14,895
Continental Resources, Inc.	4.375%	1/15/2028	20	20,549
Continental Resources, Inc.	5.00%	9/15/2022	24	24,230
Eni USA, Inc.	7.30%	11/15/2027	22	28,648
Equinor ASA (Norway)(a)	7.15%	11/15/2025	26	32,981
Helmerich & Payne, Inc.	4.65%	3/15/2025	40	43,533
Kerr-McGee Corp.	7.875%	9/15/2031	28	38,625
Motiva Enterprises LLC†	5.75%	1/15/2020	60	60,645
Valero Energy Corp.	7.50%	4/15/2032	2	2,774
Valero Energy Corp.	8.75%	6/15/2030	4	5,677
Valero Energy Corp.	10.50%	3/15/2039	24	41,415
Total				387,574

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORPORATE BOND FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Crude Producers 3.12%

Andeavor Logistics LP/Tesoro Logistics Finance Corp.	6.25%	10/15/2022	$28	$28,630
Energy Transfer Operating LP	4.05%	3/15/2025	14	14,791
Energy Transfer Operating LP	6.25%	4/15/2049	24	29,739
Energy Transfer Operating LP	7.60%	2/1/2024	10	11,713
Energy Transfer Operating LP	8.25%	11/15/2029	6	7,878
Enterprise Products Operating LLC	7.55%	4/15/2038	11	15,997
Gulfstream Natural Gas System LLC†	4.60%	9/15/2025	15	16,390
Kinder Morgan, Inc.	7.75%	1/15/2032	10	14,135
Midwest Connector Capital Co. LLC†	3.90%	4/1/2024	17	17,888
NGPL PipeCo LLC†	4.875%	8/15/2027	23	24,503
Sabine Pass Liquefaction LLC	5.875%	6/30/2026	48	55,215
Total				236,879

Oil: Integrated Domestic 2.52%

Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.	3.337%	12/15/2027	13	13,346
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.	4.08%	12/15/2047	20	19,556
Halliburton Co.	7.45%	9/15/2039	29	41,054
National Oilwell Varco, Inc.	3.95%	12/1/2042	33	29,675
Patterson-UTI Energy, Inc.	3.95%	2/1/2028	25	24,978
Schlumberger Holdings Corp.†	3.75%	5/1/2024	52	55,024
Schlumberger Holdings Corp.†	4.30%	5/1/2029	7	7,694
Total				191,327

Paper & Forest Products 0.24%

International Paper Co.	7.30%	11/15/2039	11	15,399
West Fraser Timber Co. Ltd. (Canada)†(a)	4.35%	10/15/2024	3	3,127
Total				18,526

Real Estate Investment Trusts 3.12%

American Homes 4 Rent LP	4.25%	2/15/2028	13	14,135
EPR Properties	4.75%	12/15/2026	15	16,283
EPR Properties	4.95%	4/15/2028	16	17,587
Equinix, Inc.	5.875%	1/15/2026	6	6,398
Goodman US Finance Three LLC†	3.70%	3/15/2028	13	13,648
Healthcare Realty Trust, Inc.	3.625%	1/15/2028	5	5,268
Healthcare Realty Trust, Inc.	3.75%	4/15/2023	15	15,584
Healthcare Realty Trust, Inc.	3.875%	5/1/2025	31	32,631
Healthcare Trust of America Holdings LP	2.95%	7/1/2022	4	4,073

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORPORATE BOND FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Real Estate Investment Trusts (continued)

Liberty Property LP	4.75%	10/1/2020	$11	$11,237
MPT Operating Partnership LP/MPT Finance Corp.	5.00%	10/15/2027	10	10,700
SL Green Operating Partnership LP	3.25%	10/15/2022	6	6,134
SL Green Realty Corp.	4.50%	12/1/2022	22	23,261
VEREIT Operating Partnership LP	4.875%	6/1/2026	33	36,966
WEA Finance LLC†	3.50%	6/15/2029	12	12,639
Weyerhaeuser Co.	8.50%	1/15/2025	8	10,319
Total				236,863

Retail 1.31%

Dollar Tree, Inc.	4.20%	5/15/2028	10	10,666
McDonald’s Corp.	6.30%	10/15/2037	38	53,247
Starbucks Corp.	3.55%	8/15/2029	23	25,188
Walgreens Boots Alliance, Inc.	4.80%	11/18/2044	10	10,625
Total				99,726

Steel 0.23%

Vale Overseas Ltd. (Brazil)(a)	6.25%	8/10/2026	15	17,351

Technology 0.53%

Amazon.com, Inc.	4.05%	8/22/2047	10	12,291
Amazon.com, Inc.	4.25%	8/22/2057	5	6,380
Expedia Group, Inc.	3.80%	2/15/2028	10	10,604
Expedia Group, Inc.	5.00%	2/15/2026	10	11,282
Total				40,557

Telecommunications 4.55%

AT&T, Inc.	5.35%	9/1/2040	4	4,773
AT&T, Inc.	6.00%	8/15/2040	78	97,990
AT&T, Inc.	6.20%	3/15/2040	29	37,404
Orange SA (France)(a)	9.00%	3/1/2031	11	17,420
Telefonica Emisiones SA (Spain)(a)	7.045%	6/20/2036	10	13,651
Verizon Communications, Inc.	3.258%(3 Mo. LIBOR + 1.10%) #	5/15/2025	25	25,402
Verizon Communications, Inc.	4.40%	11/1/2034	75	87,010
Vodafone Group plc (United Kingdom)(a)	3.75%	1/16/2024	48	50,813
Vodafone Group plc (United Kingdom)(a)	4.375%	5/30/2028	10	11,228
Total				345,691

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORPORATE BOND FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Transportation: Miscellaneous 2.48%

Burlington Northern Santa Fe LLC	6.15%	5/1/2037	$35	$49,519
Canadian National Railway Co. (Canada)(a)	7.375%	10/15/2031	7	10,338
Canadian Pacific Railway Co. (Canada)(a)	7.125%	10/15/2031	7	10,043
Canadian Pacific Railway Co. (Canada)(a)	9.45%	8/1/2021	10	11,294
CSX Corp.	6.00%	10/1/2036	25	32,978
CSX Transportation, Inc.	7.875%	5/15/2043	8	12,753
FedEx Corp.	4.95%	10/17/2048	6	7,022
Norfolk Southern Corp.	5.59%	5/17/2025	7	8,133
Union Pacific Corp.	6.625%	2/1/2029	35	46,546
Total				188,626

Utilities 0.37%

Aqua America, Inc.	3.566%	5/1/2029	8	8,717
Aquarion Co.†	4.00%	8/15/2024	18	19,080
Total				27,797
Total Corporate Bonds (cost $6,456,619)				6,908,205

MUNICIPAL BONDS 0.58%

Miscellaneous

California	7.60%	11/1/2040	10	17,262
Chicago, IL	6.314%	1/1/2044	15	17,101
Illinois	4.95%	6/1/2023	4	4,595
Illinois	5.10%	6/1/2033	5	5,446
Total				44,404
Total Municipal Bonds (cost $39,770)				44,404

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 0.37%

Caesars Palace Las Vegas Trust 2017-VICI A†	3.531%	10/15/2034	17	17,780
Caesars Palace Las Vegas Trust 2017-VICI B†	3.835%	10/15/2034	10	10,472
Total Non-Agency Commercial Mortgage-Backed Securities (cost $27,746)				28,252

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORPORATE BOND FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
U.S. TREASURY OBLIGATIONS 1.54%

U.S. Treasury Bond	2.75%	11/15/2047	$6	$7,020
U.S. Treasury Bond	2.875%	5/15/2049	27	32,541
U.S. Treasury Note	1.25%	8/31/2024	78	77,480
Total U.S. Treasury Obligations (cost $115,900)				117,041
Total Long-Term Investments (cost $6,762,012)				7,221,405

SHORT-TERM INVESTMENT 3.96%

REPURCHASE AGREEMENT

Repurchase Agreement dated 8/30/2019, 1.25% due 9/3/2019 with Fixed Income Clearing Corp. collateralized by $305,000 of U.S. Treasury Note at 2.25% due 3/31/2021; value: $310,732; proceeds: $300,539 (cost $300,497)			300	300,497
Total Investments in Securities 99.06% (cost $7,062,509)				7,521,902
Cash and Other Assets in Excess of Liabilities(c) 0.94%				71,595
Net Assets 100.00%				$7,593,497

ICE	Intercontinental Exchange.
LIBOR	London Interbank Offered Rate.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at August 31, 2019.
(a)	Foreign security traded in U.S. dollars.
(b)	Security is perpetual in nature and has no stated maturity.
(c)	Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on futures contracts as follows:

Open Futures Contracts at August 31, 2019:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 5-Year Treasury Note	December 2019	15	Long	$1,799,440	$1,799,648	$208
U.S. 10-Year Treasury Note	December 2019	8	Short	(1,055,949)	(1,053,750)	2,199
U.S. Long Bond	December 2019	2	Short	(331,439)	(330,500)	939
Total Unrealized Appreciation on Open Futures Contracts						$3,346

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	December 2019	2	Short	$(432,168)	$(432,234)	$(66)
U.S. 10-Year Ultra	December 2019	1	Short	(144,029)	(144,437)	(408)
Total Unrealized Depreciation on Open Futures Contracts						$(474)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - CORPORATE BOND FUND August 31, 2019

The following is a summary of the inputs used as of August 31, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$—	$123,503	$—	$123,503
Corporate Bonds	—	6,908,205	—	6,908,205
Municipal Bonds	—	44,404	—	44,404
Non-Agency Commercial Mortgage-Backed Securities	—	28,252	—	28,252
U.S. Treasury Obligations	—	117,041	—	117,041
Short-Term Investment
Repurchase Agreement	—	300,497	—	300,497
Total	$—	$7,521,902	$—	$7,521,902
Other Financial Instruments
Futures Contracts
Assets	$3,346	$—	$—	$3,346
Liabilities	(474)	—	—	(474)
Total	$2,872	$—	$—	$2,872

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 96.05%

ASSET-BACKED SECURITIES 0.68%

Other
AMMC CLO 15 Ltd. 2014-15A DRR†	5.703%(3 Mo. LIBOR + 3.40%)	#	1/15/2032	$2,986	$2,884,725
Battalion CLO VII Ltd. 2014-7A CRR†	5.233%(3 Mo. LIBOR + 2.93%)	#	7/17/2028	2,169	2,118,987
Cedar Funding VII CLO Ltd. 2018-7A D†	4.828%(3 Mo. LIBOR + 2.55%)	#	1/20/2031	5,000	4,621,772
Cent CLO Ltd. 2014-21A CR2†	5.456%(3 Mo. LIBOR + 3.20%)	#	7/27/2030	5,864	5,623,192
Jamestown CLO VII Ltd. 2015-7A CR†	4.876%(3 Mo. LIBOR + 2.60%)	#	7/25/2027	5,000	4,968,074
KKR CLO Ltd-15 DR†	5.45%(3 Mo. LIBOR + 3.15%)	#	1/18/2032	3,264	3,117,715
Mariner CLO LLC 2015-1A DR†	5.928%(3 Mo. LIBOR + 3.65%)	#	4/20/2029	2,723	2,722,712
Mariner CLO LLC 2017-4A D†	5.317%(3 Mo. LIBOR + 3.05%)	#	10/26/2029	7,052	6,843,163
OCP CLO Ltd. 2016-12A CR†	5.30%(3 Mo. LIBOR + 3.00%)	#	10/18/2028	7,250	7,239,671
Octagon Investment Partners 39 Ltd. 2018-3A D†	5.228%(3 Mo. LIBOR + 2.95%)	#	10/20/2030	2,639	2,531,364
Palmer Square Loan Funding Ltd. 2018-1A D†	6.253%(3 Mo. LIBOR + 3.95%)	#	4/15/2026	5,000	4,795,118
Regatta VI Funding Ltd. 2016-1A DR†	4.978%(3 Mo. LIBOR + 2.70%)	#	7/20/2028	2,534	2,431,573
Sound Point CLO II Ltd. 2013-1A B1R†	4.967%(3 Mo. LIBOR + 2.70%)	#	1/26/2031	3,750	3,464,172
Sound Point CLO XI Ltd. 2016-1A DR†	5.228%(3 Mo. LIBOR + 2.95%)	#	7/20/2028	8,160	8,123,149
THL Credit Wind River CLO Ltd. 2018-3A D†	5.228%(3 Mo. LIBOR + 2.95%)	#	1/20/2031	8,478	7,986,436
Total Asset-Backed Securities (cost $71,797,691)					69,471,823

				Shares (000)
COMMON STOCKS 0.21%

Broadcasting 0.21%

Clear Channel Outdoor Holdings, Inc.*				2,571	6,685,713
iHeartMedia, Inc. Class A*				1,094	15,090,714
Total					21,776,427

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Shares (000)		Fair Value
Gaming/Leisure 0.00%

Templar Energy LLC Class A Units				747	$1	(a)
Total Common Stocks (cost $40,103,367)					21,776,428

			Principal Amount (000)
CONVERTIBLE BONDS 0.27%

Gaming/Leisure 0.11%

Ctrip.com International Ltd. (China)(b)	1.00%	7/1/2020		$11,674	11,469,705

Healthcare 0.06%

Canopy Growth Corp.†(c)	4.25%	7/15/2023	CAD	9,146	6,714,898

Manufacturing 0.10%

Patrick Industries, Inc.	1.00%	2/1/2023		$11,560	9,862,579
Total Convertible Bonds (cost $29,590,410)					28,047,182

CORPORATE BONDS 4.55%

Aerospace 0.10%

TransDigm, Inc.†	7.50%	3/15/2027		9,562	10,303,055

Broadcasting 0.35%
Clear Channel Worldwide Holdings, Inc.†	5.125%	8/15/2027		16,693	17,506,784
iHeartCommunications, Inc.	6.375%	5/1/2026		6,184	6,709,870
iHeartCommunications, Inc.	8.375%	5/1/2027		11,209	12,147,630
Total					36,364,284

Cable/Wireless Video 0.45%

CCO Holdings LLC / CCO Holdings Capital Corp.†	5.375%	6/1/2029		43,033	46,099,101

Consumer Non-Durables 0.14%

Revlon Consumer Products Corp.	5.75%	2/15/2021		15,974	14,616,210

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Diversified Media 0.11%

AMC Entertainment Holdings, Inc.	5.875%	11/15/2026	$5,737	$5,278,040
Entercom Media Corp.†	6.50%	5/1/2027	5,741	5,956,287
Total				11,234,327

Gaming/Leisure 0.10%

Citgo Holding, Inc.†	9.25%	8/1/2024	9,894	10,512,375

Financial 0.51%

Global Aircraft Leasing Co. Ltd. PIK 7.25%†	6.50%	9/15/2024	38,211	38,115,472
WeWork Cos., Inc.†	7.875%	5/1/2025	13,473	13,809,825
Total				51,925,297

Food & Drug 0.28%

Albertsons Cos LLC/Safeway, Inc./Albertsons LP/Albertson’s LLC	6.625%	6/15/2024	6,700	7,051,750
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.†	6.50%	4/15/2029	19,163	21,270,930
Total				28,322,680

Food/Tobacco 0.07%

H-Food Holdings LLC/Hearthside Finance Co., Inc.†	8.50%	6/1/2026	9,688	7,508,200

Forest Products 0.11%

Mauser Packaging Solutions Holding Co.†	7.25%	4/15/2025	11,429	10,957,554

Gaming/Leisure 0.08%

AMC Entertainment Holdings, Inc.	6.125%	5/15/2027	8,607	7,982,993

Healthcare 0.63%

Bausch Health Americas, Inc.†	8.50%	1/31/2027	9,571	10,647,546
Bausch Health Cos., Inc. Canada†	6.125%	4/15/2025	14,385	14,852,513
BCPE Cycle Merger Sub II, Inc.†	10.625%	7/15/2027	21,502	21,018,205
Surgery Center Holdings, Inc.†	10.00%	4/15/2027	19,165	18,398,400
Total				64,916,664

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Manufacturing 0.28%

Brand Industrial Services, Inc.†	8.50%	7/15/2025	$3,000	$2,658,750
Tesla, Inc.†	5.30%	8/15/2025	12,205	10,938,731
Titan Acquisition Ltd./Titan Co-Borrower LLC (Canada)†(b)	7.75%	4/15/2026	16,610	15,073,575
Total				28,671,056

Media/Telecommunications 0.25%

Diamond Sports Group LLC/Diamond Sports Finance Co.†	6.625%	8/15/2027	13,647	14,329,350
Scripps Escrow, Inc.†	5.875%	7/15/2027	11,463	11,591,959
Total				25,921,309

Metals/Minerals 0.33%

Mirabela Nickel Ltd. (Australia)(b)	1.00%	9/10/2044	51	5	(d)
New Gold, Inc. (Canada)†(b)	6.25%	11/15/2022	11,769	11,592,465
Tms International Holding Corp.†	7.25%	8/15/2025	13,692	13,110,090
Warrior Met Coal, Inc.†	8.00%	11/1/2024	9,208	9,616,605
Total				34,319,165

Service 0.29%

Ahern Rentals, Inc.†	7.375%	5/15/2023	21,827	18,934,922
Cloud Crane LLC†	10.125%	8/1/2024	10,000	10,775,000
Total				29,709,922

Shipping 0.07%

Golar LNG Partners LP (United Kingdom)†(b)	8.408%(3 Mo. LIBOR + 6.25%) #	5/18/2021	7,400	7,399,844

Utility 0.40%

Calpine Corp.	5.75%	1/15/2025	23,909	24,357,294
Vistra Operations Co. LLC†	5.00%	7/31/2027	15,860	16,415,100
Total				40,772,394
Total Corporate Bonds (cost $459,402,779)				467,536,430

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Shares (000)	Fair Value
Exchange-Traded Fund 0.53%

Invesco Senior Loan ETF (cost $55,256,855)			2,420	$54,708,015

			Principal Amount (000)
FLOATING RATE LOANS(e) 89.67%

Aerospace 2.90%

American Airlines, Inc. 2018 Replacement Term Loan	4.061%(3 Mo. LIBOR + 1.75%)	6/27/2025	$43,719	42,954,337
Doncasters U.S. Finance LLC 2nd Lien Term Loan	10.58%(3 Mo. LIBOR + 8.25%)	10/9/2020	8,103	2,370,169
Doncasters U.S. Finance LLC Term Loan B	5.83%(3 Mo. Libor + 3.50%)	4/9/2020	42,180	29,360,393
Forming Machining Industries Holdings LLC 1st Lien Initial Term Loan	6.58%(3 Mo. LIBOR + 4.25%)	10/3/2025	24,422	23,384,328	(f)
Jazz Acquisition, Inc. 1st Lien Initial Term Loan	6.58%(3 Mo. LIBOR + 4.25%)	6/19/2026	28,672	28,564,480
Jazz Acquisition, Inc. 2nd Lien Term Loan	10.33%(3 Mo. LIBOR + 8.00%)	6/18/2027	7,441	7,385,193	(f)
MB Aerospace Holdings II Corp. 1st Lien Initial Term Loan	5.612%(1 Mo. LIBOR + 3.50%)	1/22/2025	8,790	8,570,353
Nordam Group LLC (The) Initial Term Loan	7.75% (3 Mo. LIBOR + 5.50%)- 7.875%	4/9/2026	10,509	10,521,798	(f)
Transdigm, Inc. 2018 New Tranche E Term Loan	4.83%(3 Mo. LIBOR + 2.50%)	5/30/2025	25,284	25,071,620
Transdigm, Inc. 2018 New Tranche F Term Loan	4.83%(3 Mo. LIBOR + 2.50%)	6/9/2023	47,215	46,961,495
Transdigm, Inc. New Tranche G Term Loan	4.83%(3 Mo. LIBOR + 2.50%)	8/22/2024	28,761	28,532,362
Vertex Aerospace Services Corp. Initial Term Loan	6.612%(1 Mo. LIBOR + 4.50%)	6/16/2025	19,032	19,067,540
WP CPP Holdings LLC 2nd Lien Initial Term Loan	10.01%(3 Mo. LIBOR + 7.75%)	4/30/2026	24,688	24,626,280
Total				297,370,348

Chemicals 1.65%

Associated Asphalt Partners LLC Tranche B Term Loan	7.362%(1 Mo. LIBOR + 5.25%)	4/5/2024	16,037	15,395,381
Consolidated Energy Finance S.A. Initial Term Loan (Luxembourg)(b)	4.695%(1 Mo. LIBOR + 2.50%)	5/7/2025	4,330	4,167,276	(f)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Chemicals (continued)

H.B. Fuller Co. Commitment Term Loan	4.172%(1 Mo. LIBOR + 2.00%)	10/20/2024	$21,592	$21,526,042
Messer Industries GmbH Initial Term Loan B1	4.83%(3 Mo. LIBOR + 2.50%)	3/1/2026	20,626	20,526,886
Nouryon Finance B.V. Initial Dollar Term Loan (Netherlands)(b)	5.463%(1 Mo. LIBOR + 3.25%)	10/1/2025	68,813	66,677,074
Schenectady International Group, Inc. Initial Term Loan	7.063% (3 Mo. LIBOR + 4.75%)- 7.08%	10/15/2025	18,013	17,315,458	(f)
Tata Chemicals North America Term Loan	5.125%(3 Mo. LIBOR + 2.75%)	8/7/2020	15,576	15,595,431
Univar USA, Inc. Term Loan B3	4.362%(1 Mo. LIBOR + 2.25%)	7/1/2024	8,711	8,722,922
Total				169,926,470

Consumer Durables 1.13%

Comfort Holding LLC 1st Lien Initial Term Loan	6.862%(1 Mo. LIBOR + 4.75%)	2/5/2024	44,574	44,239,355
G-III Apparel Group Ltd. Initial Term Loan	7.438%(1 Mo. LIBOR + 5.25%)	12/1/2022	25,948	26,223,553
Huskies Parent, Inc. 1st Lien Closing Date Term Loan	6.255%(3 Mo. LIBOR + 4.00%)	7/31/2026	11,463	11,470,222
TGP Holdings III LLC 1st Lien 2018 Refinancing Term Loan	6.58%(3 Mo. LIBOR + 4.25%)	9/25/2024	26,604	25,206,969
TGP Holdings III LLC 2nd Lien Initial Term Loan	10.83%(3 Mo. LIBOR + 8.50%)	9/25/2025	9,333	8,773,020
Total				115,913,119

Consumer Non-Durables 1.97%

ABG Intermediate Holdings 2 LLC 1st Lien Initial Term Loan	5.612%(1 Mo. LIBOR + 3.50%)	9/26/2024	37,697	37,614,302
ABG Intermediate Holdings 2 LLC 2nd Lien Initial Term Loan	9.862%(1 Mo. LIBOR + 7.75%)	9/29/2025	13,848	13,917,472
AI Aqua Merger Sub, Inc. 1st Lien 2017 Incremental Term Loan	5.362%(1 Mo. LIBOR + 3.25%)	12/13/2023	14,974	14,309,799
AI Aqua Merger Sub, Inc. 1st Lien Tranche B1 Term Loan	5.362%(1 Mo. LIBOR + 3.25%)	12/13/2023	36,217	34,700,584
Energizer Holdings, Inc. 2018 Term Loan B	4.50%(1 Mo. LIBOR + 2.25%)	12/17/2025	27,076	27,041,890

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Consumer Non-Durables (continued)

Isagenix International LLC Senior Lien Term Loan	8.08%(3 Mo. LIBOR + 5.75%)		6/14/2025	$22,565	$17,638,544
Recess Holdings, Inc. 1st Lien Initial Term Loan	6.08%(3 Mo. LIBOR + 3.75%)		9/29/2024	16,477	16,209,746
Revlon Consumer Products Corp. Initial Term Loan B	—	(g)	9/7/2023	4,862	3,899,411
Rodan & Fields LLC Closing Date Term Loan	6.195%(1 Mo. LIBOR + 4.00%)		6/16/2025	34,587	30,212,075
SRAM LLC 1st Lien Incremental Delayed Draw Term Loan	1.375%		3/15/2024	6,687	6,695,359	(f)
Total					202,239,182

Energy 2.77%

Arctic LNG Carries Ltd. Term Loan (Marshall Islands)(b)	6.83%(3 Mo. LIBOR + 4.50%)		5/18/2023	38,595	37,999,889
BCP Raptor II LLC Initial Term Loan	6.862%(1 Mo. LIBOR + 4.75%)		11/3/2025	19,843	17,825,562
BEP Ulterra Holdings, Inc. Initial Term Loan	7.362%(1 Mo. LIBOR + 5.25%)		11/26/2025	25,620	24,211,141	(f)
California Resources Corp. Initial Term Loan	6.866%(1 Mo. LIBOR + 4.75%)		12/31/2022	52,119	47,666,880
Compass Power Generation LLC Tranche B1 Term Loan	5.612%(1 Mo. LIBOR + 3.50%)		12/20/2024	23,422	23,513,101
Keane Group Holdings LLC Initial Term Loan	5.875%(1 Mo. LIBOR + 3.75%)		5/25/2025	32,242	31,677,825
Lower Cadence Holdings LLC Initial Term Loan	6.145%(1 Mo. LIBOR + 4.00%)		5/22/2026	46,311	45,283,590
Lucid Energy Group II Borrower LLC Initial Term Loan	5.112%(1 Mo. LIBOR + 3.00%)		2/17/2025	11,016	10,210,688
Medallion Midland Acquisition LLC Initial Term Loan	5.362%(1 Mo. LIBOR + 3.25%)		10/30/2024	25,558	24,525,442
Navitas Midstream Midland Basin LLC Initial Term Loan	6.612%(1 Mo. LIBOR + 4.50%)		12/13/2024	23,360	21,972,909
Total					284,887,027

Financial 5.68%

Achilles Acquisition LLC Closing Date Term Loan	6.125%(1 Mo. LIBOR + 4.00%)		10/13/2025	21,226	21,239,614
Acrisure LLC 1st Lien 2017 Refinancing Term Loan	6.362%(1 Mo. LIBOR + 4.25%)		11/22/2023	26,546	26,407,079

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Financial (continued)

Acrisure LLC 1st Lien 2018 Additional Term Loan	5.862%(1 Mo. LIBOR + 3.75%)	11/22/2023	$3,354	$3,314,709
Advisor Group Holdings, Inc. Initial Term Loan B	7.112%(1 Mo. LIBOR + 5.00%)	7/31/2026	47,742	47,145,225
Alliant Holdings Intermediate LLC 2018 Initial Term Loan	5.145%(1 Mo. LIBOR + 3.00%)	5/9/2025	38,073	37,100,684
Alliant Holdings Intermediate LLC 2019 New Term Loan	5.451%(1 Mo. LIBOR + 3.25%)	5/9/2025	9,131	9,034,029
Asurion LLC Amendment No. 14 Replacement Term Loan B4	5.112%(1 Mo. LIBOR + 3.00%)	8/4/2022	16,451	16,479,363
Asurion LLC Replacement Term Loan B6	5.112%(1 Mo. LIBOR +3.00%)	11/3/2023	47,486	47,566,824
Blackhawk Network Holdings, Inc. 1st Lien Term Loan	5.112%(1 Mo. LIBOR + 3.00%)	6/15/2025	26,324	26,167,462
Blackstone CQP Holdco LP Initial Term Loan	5.887%(3 Mo. LIBOR + 3.50%)	9/30/2024	35,908	35,964,108
Blackstone Mortgage Trust, Inc. Initial Term Loan	4.616%(1 Mo. LIBOR + 2.50%)	4/23/2026	9,571	9,618,855
Claros Mortgage Trust, Inc. Initial Term Loan	5.461%(3 Mo. LIBOR + 3.25%)	8/10/2026	28,633	28,668,075	(f)
Genworth Holdings, Inc. Initial Term Loan	6.67%(2 Mo. LIBOR + 4.50%)	3/7/2023	30,527	30,812,774
Hub International Ltd. Initial Term Loan	5.267% (3 Mo. LIBOR + 3.00%)- 5.281%	4/25/2025	65,542	64,350,082
Jefferies Finance LLC Closing Date Term Loan	6.00%(1 Mo. LIBOR + 3.75%)	6/3/2026	19,124	19,127,060
Minotaur Acquisition, Inc. 1st Lien Term Loan B	7.112%(1 Mo. LIBOR + 5.00%)	3/27/2026	19,099	18,514,317
Mitchell International, Inc. 1st Lien Initial Term Loan	5.362%(1 Mo. LIBOR + 3.25%)	11/29/2024	32,767	30,784,562
PGX Holdings, Inc. 1st Lien Initial Term Loan	7.37%(1 Mo. LIBOR + 5.25%)	9/29/2020	11,642	10,827,338	(f)
USI, Inc. 2017 New Term Loan	5.33%(3 Mo. LIBOR + 3.00%)	5/16/2024	7,887	7,713,007
VFH Parent LLC Initial Term Loan	6.044%(6 Mo. LIBOR + 3.50%)	3/1/2026	41,598	41,738,824
Victory Capital Holdings, Inc. Initial Term Loan	5.569%(3 Mo. LIBOR + 3.25%)	7/1/2026	18,590	18,604,384
York Risk Services Holding Corp. Term Loan	5.862%(1 Mo. LIBOR + 3.75%)	10/1/2021	31,741	31,730,658
Total				582,909,033

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Food & Drug 0.94%

99¢ Only Stores 1st Lien Tranche B2 Term Loan	8.624% (3 Mo. LIBOR + 6.50%)- 9.151%	1/13/2022	$30,275	$26,793,256
Albertson’s LLC 2019-1 Term Loan B7	4.862%(1 Mo. LIBOR + 2.75%)	11/17/2025	56,628	56,893,140
United Natural Foods, Inc. Initial Term Loan	6.362%(1 Mo. LIBOR + 4.25%)	10/22/2025	15,323	12,730,755
Total				96,417,151

Food/Tobacco 4.86%

Aramark Intermediate HoldCo Corp. Dollar Term Loan B3	4.08%(3 Mo. LIBOR + 1.75%)	3/11/2025	19,809	19,827,968
CHG PPC Parent LLC 1st Lien Initial Term Loan	4.862%(1 Mo. LIBOR + 2.75%)	3/31/2025	5,874	5,836,821
Chobani LLC 1st Lien New Term Loan	5.612%(1 Mo. LIBOR + 3.50%)	10/10/2023	41,161	40,605,027
Del Frisco’s Restaurant Group, Inc. Initial Term Loan	8.125% (3 Mo. LIBOR + 6.00%)- 8.188%	6/27/2025	22,564	22,592,138	(f)
Dhanani Group, Inc. Term Loan	5.862%(1 Mo. LIBOR + 3.75%)	7/20/2025	28,747	27,309,299	(f)
Flynn Restaurant Group LP 1st Lien Initial Term Loan	5.612%(1 Mo. LIBOR + 3.50%)	6/27/2025	44,610	43,141,763
Flynn Restaurant Group LP 2nd Lien Initial Term Loan	9.213%(1 Mo. LIBOR + 7.00%)	6/29/2026	6,291	6,070,815
GPS Hospitality Holding Co. LLC Initial Term Loan B	6.652%(3 Mo. LIBOR + 4.25%)	12/6/2025	29,679	29,233,433	(f)
H-Food Holdings LLC Initial Term Loan	5.80%(1 Mo. LIBOR + 3.69%)	5/23/2025	57,567	56,129,444
IRB Holding Corp. Term Loan B	5.55% (3 Mo. LIBOR + 3.25%)- 5.556%	2/5/2025	45,893	45,638,966
JBS USA Lux S.A. New Term Loan (Luxembourg)(b)	4.612%(1 Mo. LIBOR + 2.50%)	5/1/2026	41,532	41,671,042
Miller’s Ale House, Inc. Term Loan B	7.086%(2 Mo. LIBOR +4.75%)	5/26/2025	24,080	23,477,776
NPC International, Inc. 2nd Lien Initial Term Loan	9.819%(2 Mo. LIBOR + 7.50%)	4/18/2025	9,531	3,943,451
Panera Bread Co. Term Loan	3.938%(1 Mo. LIBOR + 1.75%)	7/18/2022	21,624	21,164,705
Red Lobster Management LLC 1st Lien Initial Term Loan	7.362%(1 Mo. LIBOR + 5.25%)	7/28/2021	32,734	32,570,532

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Food/Tobacco (continued)

Sigma Holdco B.V. Facility Term Loan B2 (Netherlands)(b)	5.32%(3 Mo. LIBOR + 3.00%)		7/2/2025	$30,008	$29,895,435
U.S. Foods, Inc. Initial Term Loan	4.112%(1 Mo. LIBOR + 2.00%)		6/27/2023	30,003	30,075,084
U.S. Foods, Inc. Term Loan B	—	(g)	8/14/2026	19,444	19,508,846
Total					498,692,545

Forest Products 2.56%

Berry Global, Inc. Term Loan T	4.201%(1 Mo. LIBOR + 2.00%)		1/6/2021	1,504	1,506,386
Berry Global, Inc. Term Loan U	4.701%(1 Mo. LIBOR + 2.50%)		7/1/2026	71,060	71,134,968
BWay Holding Co. Initial Term Loan	5.59%(3 Mo. LIBOR + 3.25%)		4/3/2024	18,456	17,985,236
Klockner Pentaplast of America, Inc. Dollar Term Loan	6.362%(1 Mo. LIBOR + 4.25%)		6/30/2022	21,614	19,447,409
ProAmpac PG Borrower LLC 1st Lien Initial Term Loan	5.669%(3 Mo. LIBOR + 3.50%)		11/18/2023	45,134	43,366,223
Reynolds Group Holdings, Inc. Incremental U.S. Term Loan	4.862%(1 Mo. LIBOR + 2.75%)		2/5/2023	39,258	39,282,234
Southern Graphics, Inc. 1st Lien Refinancing Term Loan	5.362% (1 Mo. LIBOR + 3.25%)- 5.396%		12/31/2022	26,395	21,369,201
Southern Graphics, Inc. 2nd Lien Initial Term Loan	9.646%(1 Mo. LIBOR + 7.50%)		12/31/2023	9,480	6,636,000
Spectrum Holdings III Corp. 1st Lien Closing Date Term Loan	5.362%(1 Mo. LIBOR + 3.25%)		1/31/2025	24,151	22,581,066
Spectrum Holdings III Corp. 2nd Lien Closing Date Term Loan	9.112%(1 Mo. LIBOR + 7.00%)		1/31/2026	11,425	10,510,974	(f)
Trident TPI Holdings, Inc. Tranch B1 Term Loan	5.362%(1 Mo. LIBOR + 3.25%)		10/17/2024	9,214	8,828,308
Total					262,648,005

Gaming/Leisure 4.54%

Alterra Mountain Co. Initial Bluebird Term Loan	5.112%(1 Mo. LIBOR + 3.00%)		7/31/2024	26,518	26,474,594
Bulldog Purchaser, Inc. 1st Lien Delayed Draw Term Loan	3.75%		9/5/2025	642	636,297
Bulldog Purchaser, Inc. 1st Lien Initial Term Loan	5.862%(1 Mo. LIBOR + 3.75%)		9/5/2025	24,827	24,594,365

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Gaming/Leisure (continued)

Caesars Resort Collection LLC Term Loan B	4.862%(1 Mo. LIBOR + 2.75%)	12/22/2024	$17,155	$16,928,710
CEOC LLC Term Loan B	4.112%(1 Mo. LIBOR + 2.00%)	10/6/2024	35,418	35,406,843
Equinox Holdings, Inc. 1st Lien Incremental Term Loan B1	5.112%(1 Mo. LIBOR + 3.00%)	3/8/2024	29,711	29,584,465
Everi Payments, Inc. Term Loan B	5.112%(1 Mo. LIBOR + 3.00%)	5/9/2024	21,245	21,276,419
Gateway Casinos & Entertainment Ltd. Initial Term Loan (Canada)(b)	5.33%(3 Mo. LIBOR + 3.00%)	3/13/2025	26,164	25,915,927
Golden Entertainment, Inc. 1st Lien Facility Term Loan B	5.14%(1 Mo. LIBOR + 3.00%)	10/21/2024	33,644	33,671,839
Life Time Fitness, Inc. 2017 Refinancing Term Loan	4.862% (1 Mo. LIBOR + 2.75%)- 4.874%	6/10/2022	54,477	54,314,477
MGM Resorts International Term Loan A	4.112%(1 Mo. LIBOR + 2.00%)	12/21/2023	28,712	28,568,440
PCI Gaming Authority Facility Term Loan B	5.112%(1 Mo. LIBOR + 3.00%)	5/29/2026	19,130	19,255,493
Playa Resorts Holding B.V. Initial Term Loan (Netherlands)(b)	4.86%(1 Mo. LIBOR + 2.75%)	4/29/2024	24,914	23,907,216
Scientific Games International, Inc. Initial Term Loan B5	4.862% (1 Mo. LIBOR + 2.75%)- 4.896%	8/14/2024	65,178	64,512,445
Stars Group Holdings B.V. (The) USD Term Loan (Netherlands)(b)	5.83%(3 Mo. LIBOR + 3.50%)	7/10/2025	35,175	35,326,683
Station Casinos LLC Facility Term Loan B	4.62%(1 Mo. LIBOR + 2.50%)	6/8/2023	14,950	14,998,741
VICI Properties 1 LLC Term Loan B	4.17%(1 Mo. LIBOR + 2.00%)	12/20/2024	10,542	10,573,224
Total				465,946,178

Healthcare 11.21%

Air Medical Group Holdings, Inc. 2018 Term Loan	5.432%(1 Mo. LIBOR + 3.25%)	4/28/2022	42,338	39,963,319
Amneal Pharmaceuticals LLC Initial Term Loan	5.625%(1 Mo. LIBOR + 3.50%)	5/4/2025	38,092	34,759,151
athenahealth, Inc. 1st Lien Term Loan B	6.681%(3 Mo. LIBOR + 4.50%)	2/11/2026	47,727	47,593,269
Auris Luxembourg III SARL Facility Term Loan (Luxembourg)(b)	5.874%(1 Mo. LIBOR + 3.75%)	2/27/2026	21,130	20,920,925

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Healthcare (continued)

Bausch Health Cos., Inc. 1st Incremental Term Loan (Canada)(b)	4.951%(1 Mo. LIBOR + 2.75%)	11/27/2025	$34,432	$34,461,725
Bausch Health Cos., Inc. Initial Term Loan (Canada)(b)	5.201%(1 Mo. LIBOR + 3.00%)	6/2/2025	20,661	20,723,575
Change Healthcare Holdings, Inc. Closing Date Term Loan	4.612%(1 Mo. LIBOR + 2.75%)	3/1/2024	64,543	63,937,982
CP VI Bella Midco LLC 1st Lien Initial Term Loan	4.862%(1 Mo. LIBOR + 2.75%)	12/28/2024	33,480	32,530,964
CP VI Bella Midco LLC 2nd Lien Initial Term Loan	8.862%(1 Mo. LIBOR + 6.75%)	12/28/2025	8,764	8,661,768
Envision Healthcare Corp. Initial Term Loan	5.862%(1 Mo. LIBOR + 3.75%)	10/10/2025	31,438	24,467,477
FHC Health Systems, Inc. Initial Term Loan	6.112%(1 Mo. LIBOR + 4.00%)	12/23/2021	30,393	30,456,823
Gentiva Health Services, Inc. 1st Lien Closing Date Initial Term Loan	5.875%(1 Mo. LIBOR + 3.75%)	7/2/2025	49,352	49,445,205
Heartland Dental LLC Delayed Draw Term Loan	3.75%	4/30/2025	457	443,408
Heartland Dental LLC Initial Term Loan	5.862%(1 Mo. LIBOR + 3.75%)	4/30/2025	20,366	19,763,430
Iqvia, Inc. Dollar Term Loan B3	4.008%(2 Mo. LIBOR + 1.75%)	6/11/2025	19,167	19,176,399
Jaguar Holding Co. I LLC 2018 Term Loan	4.612%(1 Mo. LIBOR + 2.50%)	8/18/2022	32,428	32,292,930
Kindred Healthcare LLC Closing Date Term Loan	7.125%(1 Mo. LIBOR + 5.00%)	6/19/2025	15,909	15,809,149
MED ParentCo. LP 1st Lien Delayed Draw Term Loan	— (g)	7/31/2026	6,676	6,620,030
MED ParentCo. LP 1st Lien Initial Term Loan	— (g)	7/31/2026	26,734	26,511,497
MPH Acquisition Holdings LLC Initial Term Loan	5.08%(3 Mo. LIBOR + 2.75%)	6/7/2023	62,447	58,231,613
National Mentor Holdings, Inc. 1st Lien Initial Term Loan	6.37%	3/9/2026	28,622	28,634,235
Navicure, Inc. 1st Lien Initial Term Loan	5.862%(1 Mo. LIBOR + 3.75%)	11/1/2024	21,189	21,188,524	(f)
Navicure, Inc. 2nd Lien Initial Term Loan	9.612%(1 Mo. LIBOR + 7.50%)	10/23/2025	11,573	11,630,865	(f)
NMN Holdings III Corp. 1st Lien Closing Date Term Loan	5.862%(1 Mo. LIBOR + 3.75%)	11/13/2025	17,345	17,258,179
NMN Holdings III Corp. 1st Lien Delay Draw Term Loan	3.75%	11/13/2025	3,696	3,677,822
Ortho-Clinical Diagnostics, Inc. 2nd Amendment New Term Loan	5.563%(3 Mo. LIBOR + 3.25%)	6/30/2025	17,359	16,420,614
Parexel International Corp. Initial Term Loan	4.862%(1 Mo. LIBOR + 2.75%)	9/27/2024	31,672	29,927,180

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Healthcare (continued)

RegionalCare Hospital Partners Holdings, Inc. 1st Lien Term Loan B	9.00%(1 Mo. LIBOR + 3.50%)		11/17/2025	$60,367	$60,291,937
Sotera Health Holdings LLC Incremental Term Loan	5.112%(1 Mo. LIBOR + 3.00%)		5/15/2022	15,279	15,025,591
Sound Inpatient Physicians, Inc. 1st Lien Initial Term Loan	4.862%(1 Mo. LIBOR + 2.75%)		6/27/2025	27,635	27,445,255
Sound Inpatient Physicians, Inc. 2nd Lien Initial Term Loan	8.862%(1 Mo. LIBOR + 6.75%)		6/26/2026	5,700	5,683,983
Sunshine Luxembourg VII SARL Term Loan (Luxembourg)(b)	—	(g)	7/16/2026	25,660	25,688,867
Surgery Center Holdings, Inc. Initial Term Loan	5.37%(1 Mo. LIBOR + 3.25%)		9/2/2024	47,551	45,440,678
Team Health Holdings, Inc. Initial Term Loan	4.862%(1 Mo. LIBOR + 2.75%)		2/6/2024	39,763	32,158,282
U.S. Renal Care, Inc. Initial Term Loan	7.112%(1 Mo. LIBOR + 5.00%)		6/26/2026	44,798	42,968,674
Verscend Holding Corp. Term Loan B	6.612%(1 Mo. LIBOR + 4.50%)		8/27/2025	56,503	56,741,059
Wellpath Holdings, Inc. 1st Lien Initial Term Loan	7.612%(1 Mo. LIBOR + 5.50%)		9/20/2025	28,782	28,457,798
Wink Holdco, Inc. 1st Lien Initial Term Loan	5.112%(1 Mo. LIBOR + 3.00%)		12/2/2024	23,818	23,252,330
WP CityMD Bidco LLC Initial Term Loan	6.706%(3 Mo. LIBOR + 4.50%)		8/7/2026	47,714	47,296,502
Zotec Partners LLC Term Loan	7.12%(1 Mo. LIBOR + 5.00%)		2/14/2024	25,092	25,154,251	(f)
Total					1,151,113,265

Housing 2.19%

Builders FirstSource, Inc. Refinancing Term Loan	5.33%(3 Mo. LIBOR + 3.00%)		2/29/2024	7,189	7,211,292
CPG International LLC New Term Loan	5.933%(6 Mo. LIBOR + 3.75%)		5/5/2024	26,328	26,114,040
Foundation Building Materials Holding Co. LLC Term Loan	5.112%(1 Mo. LIBOR + 3.00%)		8/13/2025	20,977	20,976,620
GYP Holdings III Corp. 1st Lien 2018 Incremental Term Loan	4.862%(1 Mo. LIBOR + 2.75%)		6/1/2025	42,670	41,963,033
Hamilton Holdco LLC Term Loan	4.33%(3 Mo. LIBOR + 2.00%)		7/2/2025	9,333	9,356,258	(f)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Housing (continued)

LBM Borrower LLC 1st Lien Tranche C Term Loan	5.862%(1 Mo. LIBOR + 3.75%)	8/20/2022	$18,832	$18,820,320
Ply Gem Midco, Inc. Initial Term Loan	5.951%(1 Mo. LIBOR + 3.75%)	4/12/2025	45,955	44,749,160
Quikrete Holdings, Inc. 1st Lien Initial Term Loan	4.862%(1 Mo. LIBOR + 2.75%)	11/15/2023	34,003	33,709,044
SRS Distribution, Inc. Initial Term Loan	5.362%(1 Mo. LIBOR + 3.25%)	5/23/2025	22,434	21,828,181
Total				224,727,948

Information Technology 10.13%

Barracuda Networks, Inc. 1st Lien 2019 Incremental Term Loan	5.398%(3 Mo. LIBOR + 3.25%)	2/12/2025	3,039	3,039,776
Boxer Parent Co., Inc. Initial Dollar Term Loan	6.58%(3 Mo. LIBOR + 4.25%)	10/2/2025	21,087	19,971,525
Carbonite, Inc. Initial Term Loan	6.006%(1 Mo. LIBOR + 3.75%)	3/26/2026	16,895	16,870,088
CentralSquare Technologies LLC 1st Lien Initial Term Loan	5.862%(1 Mo. LIBOR + 3.75%)	8/29/2025	45,143	42,584,641
Datto, Inc. Term Loan	6.58%(3 Mo. LIBOR + 4.25%)	4/2/2026	20,117	20,267,877
EIG Investors Corp. 2018 Refinancing Term Loan	5.882%(3 Mo. LIBOR + 3.75%)	2/9/2023	14,044	13,833,198
Epicor Software Corp. Term Loan B	5.37%(1 Mo. LIBOR + 3.25%)	6/1/2022	21,308	21,312,315
GlobalFoundries, Inc. Initial Dollar Term Loan (Singapore)(b)	6.125%(1 Mo. LIBOR + 4.00%)	6/5/2026	47,798	47,021,282
Hyland Software, Inc. 1st Lien 2018 Refinancing Term Loan	5.362%(1 Mo. LIBOR + 3.50%)	7/1/2024	13,414	13,384,247
Hyland Software, Inc. 2nd Lien Initial Term Loan	9.112%(1 Mo. LIBOR + 7.00%)	7/7/2025	35,543	35,753,815
Imperva, Inc. Term Loan	6.303%(3 Mo. LIBOR + 4.00%)	1/12/2026	33,897	33,748,508
ION Trading Technologies SARL 2018 1st Lien Initial Dollar Term Loan (Luxembourg)(b)	6.651%(3 Mo. LIBOR + 4.00%)	11/21/2024	62,366	60,131,829
MA FinanceCo. LLC Tranche B3 Term Loan	4.612%(1 Mo. LIBOR + 2.50%)	6/21/2024	8,505	8,292,629
McAfee LLC Dollar Term Loan B	5.866%(2 Mo. LIBOR + 3.75%)	9/30/2024	22,212	22,258,232
Misys Ltd. 1st Lien Dollar Term Loan	5.696%(2 Mo. LIBOR + 3.50%)	6/13/2024	65,865	63,687,400

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Information Technology (continued)

MYOB U.S. Borrower LLC 1st Lien Initial Dollar Term Loan (Australia)(b)	6.112%(1 Mo. LIBOR + 4.00%)		5/6/2026	$19,152	$19,188,006
NASCAR Holdings, Inc. Term Loan	—	(g)	7/26/2026	19,107	19,230,431
Nomad Buyer, Inc. Initial Term Loan	7.201%(1 Mo. LIBOR + 5.00%)		8/1/2025	45,178	44,613,419
ON Semiconductor Corp. 2018 New Replacement Term Loan B3	3.862%(1 Mo. LIBOR +1.75%)		3/31/2023	18,561	18,549,142
Peak 10 Holding Corp. 2nd Lien Initial Term Loan	9.48%(1 Mo. LIBOR + 7.25%)		8/1/2025	12,294	10,049,994
Perforce Software, Inc. 1st Lien Term Loan	6.612%(1 Mo. LIBOR + 4.50%)		7/1/2026	28,666	28,594,478
Project Angel Parent LLC 1st Lien Initial Term Loan	6.112%(1 Mo. LIBOR + 4.00%)		5/30/2025	13,450	13,315,856	(f)
Renaissance Holding Corp. 1st Lien Initial Term Loan	5.362%(1 Mo. LIBOR + 3.25%)		5/30/2025	29,501	28,970,189
RP Crown Parent LLC Initial Term Loan	4.862%(1 Mo. LIBOR + 2.75%)		10/12/2023	19,559	19,554,536
Science Applications International Corp. Tranche B Term Loan	3.862%(1 Mo. LIBOR + 1.75%)		10/31/2025	23,722	23,684,737
Seattle SpinCo, Inc. Initial Term Loan	4.612%(1 Mo. LIBOR + 2.50%)		6/21/2024	57,531	56,093,060
Severin Acquisition LLC 1st Lien Initial Term Loan	5.459%(3 Mo. LIBOR + 3.25%)		8/1/2025	23,569	23,201,059
SolarWinds Holdings, Inc. 1st Lien 2018 Refinancing Term Loan	4.862%(1 Mo. LIBOR + 2.75%)		2/5/2024	55,536	55,562,127
Sophia LP Term Loan B	5.58%(3 Mo. LIBOR + 3.25%)		9/30/2022	22,969	22,978,089
SS&C Technologies Holdings, Inc. Term Loan B3	4.362%(1 Mo. LIBOR + 2.25%)		4/16/2025	34,615	34,699,104
SS&C Technologies Holdings, Inc. Term Loan B4 (Luxembourg)(b)	4.362%(1 Mo. LIBOR + 2.25%)		4/16/2025	23,391	23,447,828
SS&C Technologies Holdings, Inc. Term Loan B5	4.362%(1 Mo. LIBOR + 2.25%)		4/16/2025	14,544	14,567,122
Tibco Software, Inc. Term Loan	6.25%(1 Mo. LIBOR + 4.00%)		6/30/2026	9,555	9,566,944
Uber Technologies, Inc. 2018 Refinancing Term Loan	5.645%(1 Mo. LIBOR + 3.50%)		7/13/2023	24,167	24,123,840
Uber Technologies, Inc. Term Loan	6.195%(1 Mo. LIBOR + 4.00%)		4/4/2025	19,921	19,967,447
Vertafore, Inc. 1st Lien Initial Term Loan	5.362%(1 Mo. LIBOR + 3.25%)		7/2/2025	55,310	53,564,857

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Information Technology (continued)

Vertafore, Inc. 2nd Lien Initial Term Loan	9.362%(1 Mo. LIBOR + 7.25%)		7/2/2026		$28,976	$28,619,885
Web.com Group, Inc.1st Lien Initial Term Loan	5.945%(1 Mo. LIBOR + 3.75%)		10/10/2025		25,417	25,141,215
Total						1,039,440,727

Manufacturing 5.03%

AI Alpine AT BidCo GmbH Facility Term Loan B(c)	3.00%(1 Mo. Euribor + 4.00%)		10/31/2025	EUR	7,447	8,133,680
AI Alpine AT BidCo GmbH Facility Term Loan B (Austria)(b)	4.994%(1 Mo. LIBOR + 3.25%)		10/31/2025		$16,794	16,415,986	(f)
AI Aqua Merger Sub, Inc. 1st Lien 4th Amendment Incremental Term Loan	6.362%(1 Mo. LIBOR + 4.25%)		12/13/2023		4,775	4,679,500
Airxcel, Inc. 1st Lien Initial Term Loan	6.612%(1 Mo. LIBOR + 4.50%)		4/28/2025		11,452	11,084,620
Brand Energy & Infrastructure Services, Inc. Initial Term Loan	6.509% (2 Mo. LIBOR + 4.25%)- 6.58%		6/21/2024		60,647	57,720,563
Bright Bidco B.V. 2018 Refinancing Term Loan B (Netherlands)(b)	5.612% (1 Mo. LIBOR + 3.50%)- 5.83%		6/30/2024		38,377	23,170,423
CD&R Hydra Buyer, Inc. Initial Term Loan	6.362%(1 Mo. LIBOR +4.25%)		12/11/2024		7,096	7,045,691
Deliver Buyer, Inc. Term Loan	7.33%(3 Mo. LIBOR + 5.00%)		5/1/2024		29,450	28,946,993
Excelitas Technologies Corp. 1st Lien Initial Dollar Term Loan	5.83%(3 Mo. LIBOR + 3.50%)		12/2/2024		10,400	10,373,599
Forterra Finance LLC Replacement Term Loan	5.112%(1 Mo. LIBOR + 3.00%)		10/25/2023		39,095	36,649,232
Helix Acquisition Holdings, Inc. 1st Lien 2018 New Term Loan	6.08%(3 Mo. LIBOR + 3.50%)		9/30/2024		18,385	17,913,512
Helix Acquisition Holdings, Inc. 2nd Lien Initial Term Loan	10.33%(3 Mo. LIBOR + 8.00%)		9/29/2025		9,780	9,486,600	(f)
II-VI, Inc. Term Loan B	—	(g)	5/8/2026		17,701	17,656,747
KSBR Holdings Corp. Initial Term Loan	6.682%(1 Mo. LIBOR + 4.50%)		4/15/2026		19,106	19,171,840
Pregis TopCo LLC 1st Lien Initial Term Loan	6.253%(3 Mo. LIBOR + 4.00%)		7/31/2026		18,971	18,911,716
Pro Mach Group, Inc. 1st Lien Initial Term Loan	4.932%(1 Mo. LIBOR + 2.75%)		3/7/2025		33,880	32,680,523

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Manufacturing (continued)

Robertshaw US Holding Corp. 2nd Lien Initial Term Loan	10.125%(1 Mo. LIBOR + 8.00%)		2/28/2026	$5,308	$4,662,202
Safe Fleet Holdings LLC 1st Lien Initial Term Loan	5.21%(1 Mo. LIBOR + 3.00%)		2/1/2025	18,079	17,400,777
Safe Fleet Holdings LLC 2nd Lien Initial Term Loan	8.96%(1 Mo. LIBOR + 6.75%)		2/1/2026	4,675	4,558,125
Tecostar Holdings, Inc. 1st Lien 2017 Term Loan	5.445%(1 Mo. LIBOR + 3.50%)		5/1/2024	27,627	27,437,413
Titan Acquisition Ltd. Initial Term Loan (Canada)(b)	5.112%(1 Mo. LIBOR + 3.00%)		3/28/2025	29,605	28,470,632
Utex Industries, Inc. 1st Lien Initial Term Loan	6.112%(1 Mo. LIBOR + 4.00%)		5/22/2021	32,449	29,163,496
Utex Industries, Inc. 2nd Lien Initial Term Loan	9.362%(1 Mo. LIBOR + 7.25%)		5/22/2022	22,936	19,839,640	(f)
Vectra Co. 1st Lien Initial Term Loan	5.362%(1 Mo. LIBOR + 3.25%)		3/8/2025	29,524	28,490,501
Yak Access LLC 1st Lien Initial Term Loan	7.112%(1 Mo. LIBOR + 5.00%)		7/11/2025	39,461	36,402,744	(f)
Total					516,466,755

Media/Telecommunications 13.44%

Altice Financing SA March 2017 Refinancing Term Loan (Luxembourg)(b)	4.945%(1 Mo. LIBOR + 2.75%)		7/15/2025	36,742	35,724,107
Altice Financing SA October 2017 Dollar Term Loan (Luxembourg)(b)	4.947%(1 Mo. LIBOR + 2.75%)		1/31/2026	9,527	9,230,736
Altice France SA Incremental Term Loan B13 (France)(b)	6.197%(1 Mo. LIBOR + 4.00%)		8/14/2026	53,727	53,374,880
CBS Radio, Inc. Additional Term Loan B1	4.89%(1 Mo. LIBOR + 2.75%)		11/18/2024	11,237	11,244,722
Cengage Learning, Inc. 2016 Refinancing Term Loan	6.362%(1 Mo. LIBOR + 4.25%)		6/7/2023	9,937	9,549,521
CenturyLink, Inc. Initial Term Loan A	4.862%(1 Mo. LIBOR + 2.75%)		11/1/2022	23,754	23,795,244
CenturyLink, Inc. Initial Term Loan B	4.862%(1 Mo. LIBOR + 2.75%)		1/31/2025	115,251	113,792,606
Clear Channel Outdoor Holdings, Inc. Term Loan B	—	(g)	8/21/2026	35,774	35,796,359
Consolidated Communications, Inc. Initial Term Loan	5.12%(1 Mo. LIBOR + 3.00%)		10/4/2023	48,205	46,290,116
Crown Finance U.S., Inc. Initial Dollar Tranche Term Loan	4.362%(1 Mo. LIBOR + 2.25%)		2/28/2025	45,563	45,297,361

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Media/Telecommunications (continued)

CSC Holdings LLC January 2018 Incremental Term Loan	4.695%(1 Mo. LIBOR + 2.50%)		1/25/2026	$15,449	$15,467,898
CSC Holdings LLC March 2017 Refinancing Term Loan	4.445%(1 Mo. LIBOR + 2.25%)		7/17/2025	68,303	68,131,898
CSC Holdings LLC October 2018 Incremental Term Loan	4.445%(1 Mo. LIBOR + 2.25%)		1/15/2026	19,169	19,112,798
Cyxtera DC Holdings, Inc. 1st Lien Initial Term Loan	5.21%(1 Mo. LIBOR + 3.00%)		5/1/2024	38,604	36,287,910
Cyxtera DC Holdings, Inc. 2nd Lien Initial Term Loan	9.47%(1 Mo. LIBOR + 7.25%)		5/1/2025	26,341	22,949,868
Diamond Sports Group LLC Term Loan	5.42%		7/17/2026	42,988	43,086,443
Formula One Management Ltd. Facility Term Loan B3 (Luxembourg)(b)	4.612%(1 Mo. LIBOR +2.50%)		2/1/2024	20,979	20,609,085
Gray Television, Inc. Term Loan B2	4.582%(1 Mo. LIBOR + 2.25%)		2/7/2024	13,185	13,193,241
Gray Television, Inc. Term Loan C	4.832%(3 Mo. LIBOR + 2.50%)		1/2/2026	28,700	28,747,683
Hargray Communications Group, Inc. Initial Term Loan	5.112%(1 Mo. LIBOR + 2.75%)		5/16/2024	15,231	15,156,474
iHeartCommunications, Inc. Initial Term Loan	6.23%(1 Mo. LIBOR + 4.00%)		5/1/2026	65,548	65,847,050
Level 3 Financing, Inc. 2024 Tranche B Term Loan	4.362%(1 Mo. LIBOR + 2.25%)		2/22/2024	11,567	11,588,688
Lions Gate Capital Holdings LLC Term Loan B	4.362%(1 Mo. LIBOR + 2.25%)		3/24/2025	42,831	42,790,781
MediArena Acquisition B.V. 1st Lien Dollar Term Loan B (Netherlands)(b)	8.07%(3 Mo. LIBOR + 5.75%)		8/13/2021	27,183	26,962,608
MediArena Acquisition B.V. 2nd Lien Dollar Term Loan B (Netherlands)(b)	11.332%(3 Mo. LIBOR + 9.00%)		8/13/2022	40,225	40,024,116
Mission Broadcasting, Inc. Term Loan B3	4.48%(1 Mo. LIBOR + 2.25%)		1/17/2024	4,697	4,685,274
NEP Group, Inc. 1st Lien Initial Dollar Term Loan	5.362%(1 Mo. LIBOR + 3.25%)		10/20/2025	14,180	13,875,099
Nexstar Broadcasting, Inc. Term Loan B	—	(g)	9/19/2026	47,780	47,865,287
Nexstar Broadcasting, Inc. Term Loan B3	4.366%(1 Mo. LIBOR + 2.25%)		1/17/2024	23,581	23,519,600
Numericable U.S. LLC Dollar Term Loan B12 (France)(b)	5.885%(1 Mo. LIBOR + 3.69%)		1/31/2026	9,739	9,590,138
Radiate Holdco LLC Closing Date Term Loan	5.112%(1 Mo. LIBOR + 3.00%)		2/1/2024	45,024	44,667,704
Sinclair Television Group, Inc. Tranche B Term Loan	4.37%(1 Mo. LIBOR + 2.25%)		1/3/2024	23,264	23,252,225

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Media/Telecommunications (continued)

Sinclair Television Group, Inc. Tranche B-2b Term Loan	4.70%(3 Mo. LIBOR + 2.50%)	7/17/2026	$11,574	$11,585,729
SMG U.S. Midco 2, Inc. 1st Lien Initial Term Loan	5.511%(1 Mo. LIBOR + 3.00%)	1/23/2025	18,752	18,669,643
SMG U.S. Midco 2, Inc. 2nd Lien Initial Term Loan	9.112%(1 Mo. LIBOR + 7.00%)	1/23/2026	9,689	9,822,405
Sprint Communications, Inc. 2019 Incremental Term Loan	5.125%(1 Mo. LIBOR + 3.00%)	2/2/2024	10,997	10,988,821
Sprint Communications, Inc. Initial Term Loan	4.625%(1 Mo. LIBOR + 2.50%)	2/2/2024	66,270	65,938,300
Telenet Financing USD LLC Facility Term Loan AN	4.445%(1 Mo. LIBOR + 2.25%)	8/15/2026	13,558	13,542,747
Telesat Canada Term Loan B4 (Canada)(b)	4.83%(3 Mo. LIBOR + 2.50%)	11/17/2023	19,336	19,367,726
Univision Communications, Inc. 2017 1st Lien Replacement Repriced Term Loan	4.862%(1 Mo. LIBOR + 2.75%)	3/15/2024	57,498	55,105,742
Virgin Media Bristol LLC Facility Term Loan K	4.695%(1 Mo. LIBOR + 2.50%)	1/15/2026	26,870	26,898,348
WideOpenWest Finance LLC 8th Amendment Term Loan B	5.395%(3 Mo. LIBOR + 3.25%)	8/18/2023	59,175	57,029,855
William Morris Endeavor Entertainment LLC 1st Lien Term Loan B1	4.87%(1 Mo. LIBOR + 2.75%)	5/18/2025	43,039	41,984,059
Windstream Services LLC 2016 Tranche B6 Term Loan	10.25%(1 Mo. LIBOR + 5.00%)	3/29/2021	15,355	15,657,230
Ziggo Secured Finance Partnership Facility Term Loan E	4.695%(1 Mo. LIBOR + 2.50%)	4/15/2025	11,885	11,821,396
Total				1,379,919,521

Metals/Minerals 0.97%

Graftech International Ltd. Initial Term Loan	5.612%(1 Mo. LIBOR + 3.50%)	2/12/2025	61,823	60,303,231
TMS International Corp. Term Loan B2	4.862% (3 Mo. LIBOR + 2.75%)- 5.006%	8/14/2024	16,717	16,592,065	(f)
U.S. Silica Co. Term Loan	6.125%(1 Mo. LIBOR + 4.00%)	5/1/2025	23,706	22,357,870
Total				99,253,166

Retail 4.51%

Anastasia Parent LLC Closing Date Term Loan	5.862%(1 Mo. LIBOR + 3.75%)	8/11/2025	38,805	30,462,124	(f)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Retail (continued)

Ascena Retail Group, Inc. Tranche B Term Loan	6.625%(1 Mo. LIBOR + 4.50%)	8/21/2022		$45,492	$26,339,946
Bass Pro Group LLC Initial Term Loan	7.112%(1 Mo. LIBOR + 5.00%)	9/25/2024		27,729	26,448,764
BDF Acquisition Corp. Initial Term Loan	7.362%(1 Mo. LIBOR + 5.25%)	8/14/2023		23,932	23,333,850	(f)
BJ’s Wholesale Club, Inc. 1st Lien Tranche B Term Loan	4.944%(1 Mo. LIBOR + 2.75%)	2/3/2024		39,627	39,711,620
Coty, Inc. Dollar Term Loan B	4.463%(1 Mo. LIBOR + 2.25%)	4/7/2025		30,497	29,604,927
EG Group Limited 2nd Lien Dollar Facility Term Loan (United Kingdom)(b)	10.33%(3 Mo. LIBOR + 8.00%)	4/20/2026		10,522	10,370,610
Harbor Freight Tools USA, Inc. 2018 Initial Term Loan	4.612%(1 Mo. LIBOR + 2.50%)	8/18/2023		38,960	37,657,626
J. Crew Group, Inc. Amended Term Loan	5.332% (3 Mo. LIBOR + 3.22%)- 5.55%	3/5/2021		51,173	44,562,937
JP Intermediate B LLC Initial Term Loan B	7.756%(3 Mo. LIBOR + 5.50%)	11/20/2025		21,140	18,338,789
Lands’ End, Inc. Initial Term Loan B	5.362%(1 Mo. LIBOR + 3.25%)	4/4/2021		40,306	39,130,526
Mascot Bidco Oy Facility Term Loan B(c)	4.50%(1 Mo. EURIBOR + 4.50%)	3/30/2026	EUR	25,952	28,671,139
Mavis Tire Express Services Corp. 1st Lien Delayed Draw Term Loan	3.00% (1 Mo. LIBOR + 3.25%)- 5.362%	3/20/2025		$4,171	4,100,573
Men’s Wearhouse, Inc. (The) Tranche B2 Term Loan	5.48%(1 Mo. LIBOR + 3.50%)	4/9/2025		13,198	11,904,467
Michaels Stores, Inc. 2018 New Replacement Term Loan B	4.612% (1 Mo. LIBOR + 2.50%)- 4.667%	1/30/2023		19,130	18,215,202
PetSmart, Inc. Amended Term Loan	6.21%(1 Mo. LIBOR + 4.25%)	3/11/2022		51,961	50,564,533
Sally Holdings LLC Term Loan B1	4.37%(1 Mo. LIBOR + 2.25%)	7/5/2024		7,867	7,729,684	(f)
Toms Shoes LLC Initial Term Loan	7.76%(3 Mo. LIBOR + 5.5%)	11/2/2020		21,675	15,876,644
Total					463,023,961

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Service 6.00%

AVSC Holding Corp. 1st Lien Initial Term Loan	5.387% (1 Mo. LIBOR + 3.25%)- 5.58%		3/1/2025	$20,645	$20,077,391
AVSC Holding Corp. 2nd Lien Initial Term Loan	9.503%(3 Mo. LIBOR + 7.25%)		9/1/2025	9,498	9,141,825	(f)
Azalea TopCo, Inc. 1st Lien Initial Term Loan	5.612%(1 Mo. LIBOR + 3.50%)		7/24/2026	23,879	23,794,468
Belfor Holdings, Inc. 1st Lien Initial Term Loan	6.112%(1 Mo. LIBOR + 4.00%)		4/6/2026	21,558	21,773,580
BIFM CA Buyer, Inc. Term Loan B (Canada)(b)	5.874%(3 Mo. LIBOR + 3.75%)		6/1/2026	11,485	11,485,000	(f)
CIBT Global, Inc. 1st Lien Initial Term Loan	8.25%(3 Mo. LIBOR + 2.75%)		6/3/2024	13,647	13,237,952	(f)
CRCI Longhorn Holdings, Inc. 1st Lien Closing Date Term Loan	5.711%(1 Mo. LIBOR + 3.50%)		8/8/2025	11,517	11,243,442	(f)
DG Investment Intermediate Holdings 2, Inc. 1st Lien Initial Term Loan	5.112%(1 Mo. LIBOR + 3.00%)		2/3/2025	14,344	14,110,425
EagleView Technology Corp. 1st Lien Term Loan	5.645%(3 Mo. LIBOR + 3.50%)		8/14/2025	12,507	11,662,941
Edelman Financial Center LLC (The) 2nd Lien Initial Term Loan	8.932%(1 Mo. LIBOR + 6.75%)		7/20/2026	8,581	8,640,037
EmployBridge LLC 2018 Refinancing Term Loan	6.83%(3 Mo. LIBOR + 4.50%)		4/18/2025	8,245	8,237,942
Genuine Financial Holdings LLC 1st Lien Initial Term Loan	5.862%(1 Mo. LIBOR + 3.75%)		7/12/2025	26,689	26,066,581
Guidehouse LLP 1st Lien Initial Term Loan	5.112%(1 Mo. LIBOR + 3.00%)		5/1/2025	19,761	19,613,004	(f)
Hampton Rubber Co. 1st Lien Term Loan	6.112%(1 Mo. LIBOR + 4.00%)		3/27/2021	15,250	15,097,018
I-Logic Technologies Bidco Ltd. Replacement Dollar Term Loan (United Kingdom)(b)	5.651%(2 Mo. LIBOR + 3.00%)		12/21/2024	11,580	11,265,966
KUEHG Corp Term Loan B3	6.08%(3 Mo. LIBOR + 3.75%)		2/21/2025	41,827	41,612,226
KUEHG Corp. 2nd Lien Tranche B Term Loan	10.58%(3 Mo. LIBOR + 8.25%)		8/18/2025	13,446	13,446,000
Learning Care Group (U.S.) No. 2, Inc. 1st Lien Initial Term Loan	5.435% (3 Mo. LIBOR + 3.25%)- 5.58%		3/13/2025	22,790	22,561,902
Monitronics International, Inc. Loan	—	(g)	9/30/2022	13,324	12,578,864
Monitronics International, Inc. Term Loan B2	9.75%(3 Mo. LIBOR + 4.50%)		9/30/2022	19,573	18,477,819

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Service (continued)

North American Lifting Holdings, Inc. 1st Lien Initial Term Loan	6.83%(3 Mo. LIBOR + 4.50%)		11/27/2020	$25,004	$23,324,353
North American Lifting Holdings, Inc. 2nd Lien Term Loan	11.33%(3 Mo. LIBOR + 9.00%)		11/23/2021	5,479	3,992,821
NRC U.S. Holding Co. LLC Initial Term Loan	7.58%(3 Mo. LIBOR + 5.25%)		6/11/2024	16,878	16,824,917
PODS LLC Tranche B4 Term Loan	5.053%(1 Mo. LIBOR + 2.75%)		12/6/2024	27,118	26,927,205
Prime Security Services Borrower LLC 1st Lien December 2018 Incremental Term Loan B1	4.862%(1 Mo. LIBOR + 2.75%)		5/2/2022	19,962	19,968,891
Sedgwick Claims Management Services, Inc. 2019 Term Loan	—	(g)	8/7/2026	6,679	6,667,178
Sedgwick Claims Management Services, Inc. Initial Term Loan	5.362%(1 Mo. LIBOR + 3.25%)		12/31/2025	10,332	10,043,856
Spring Education Group, Inc. 1st Lien Initial Term Loan	6.508%(2 Mo. LIBOR + 4.25%)		7/30/2025	23,975	23,795,576
TKC Holdings, Inc. 1st Lien Initial Term Loan	5.87%(1 Mo. LIBOR + 3.75%)		2/1/2023	21,521	21,063,658
TKC Holdings, Inc. 2nd Lien Initial Term Loan	10.12%(1 Mo. LIBOR + 8.00%)		2/1/2024	10,052	9,876,127
Travelport Finance SARL 1st Lien Initial Term Loan (Luxembourg)(b)	7.541%(3 Mo. LIBOR + 5.00%)		5/29/2026	41,963	38,752,831
United PF Holdings LLC 1st Lien Delayed Draw Term Loan	0.50%		6/14/2026	2,071	2,060,264	(f)
United PF Holdings LLC 1st Lien Term Loan	6.688%(3 Mo. LIBOR + 4.50%)		6/10/2026	15,131	15,055,741	(f)
USIC Holdings, Inc. 1st Lien New Term Loan	5.112%(1 Mo. LIBOR + 3.00%)		12/8/2023	30,392	30,075,764
Weight Watchers International, Inc. Initial Term Loan	6.98% (3 Mo. LIBOR + 4.75%)- 7.07%		11/29/2024	32,982	33,028,511
Total					615,582,076

Transportation 3.93%

American Axle & Manufacturing, Inc. Tranche B Term Loan	4.40% (1 Mo. LIBOR + 2.25%)- 4.53%		4/6/2024	13,171	12,936,954
Belron Finance U.S. LLC 1st Lien Incremental Term Loan	4.676%(3 Mo. LIBOR + 2.50%)		11/13/2025	9,581	9,610,795	(f)
Belron Finance U.S. LLC Initial Term Loan B	4.709%(3 Mo. LIBOR + 2.25%)		11/7/2024	12,415	12,453,737	(f)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Transportation (continued)

Chassix, Inc. Initial Term Loan B	7.688% (3 Mo. LIBOR + 5.50%)- 9.75%		11/15/2023		$20,691	$20,069,894	(f)
Commercial Barge Line Co. Initial Term Loan	10.862%(1 Mo. LIBOR + 8.75%)		11/12/2020		41,722	25,033,009
Drive Chassis Holdco LLC 2nd Lien Term Loan B	10.588%(3 Mo. LIBOR + 8.25%)		4/10/2026		47,742	45,533,933
Fastlane Parent Co., Inc. 1st Lien Initial Term Loan	6.83%(3 Mo. LIBOR + 4.50%)		2/4/2026		14,309	14,112,387
Gruden Acquisition, Inc. 1st Lien Incremental Term Loan	7.83%(3 Mo. LIBOR + 5.50%)		8/18/2022		27,472	27,335,060
Gruden Acquisition, Inc. 2nd Lien Term Loan	10.83%(3 Mo. LIBOR + 8.50%)		8/18/2023		24,245	24,113,713
Hornblower Sub LLC 1st Lien Term Loan	6.83%(3 Mo. LIBOR + 4.50%)		4/27/2025		9,259	9,295,574
International Seaways Operating Corp. Term Loan	8.24%(3 Mo. LIBOR + 6.00%)		6/22/2022		20,064	20,063,732	(f)
Mavis Tire Express Services Corp. 1st Lien Closing Date Term Loan	5.362%		3/20/2025		32,858	32,303,292
Navios Maritime Partners LP Initial Term Loan (Marshall Islands)(b)	7.44%(3 Mo. LIBOR + 5.00%)		9/14/2020		12,833	12,800,575
Panther BF Aggregator 2 LP 1st Lien Initial Dollar Term Loan (Canada)(b)	5.612%(1 Mo. LIBOR + 3.50%)		4/30/2026		52,675	52,016,563
Tenneco, Inc. Tranche B Term Loan	5.112%(1 Mo. LIBOR + 2.75%)		10/1/2025		16,602	15,513,484
Thor Industries, Inc. Dollar Initial Term Loan	8.25%(1 Mo. LIBOR + 3.75%)		2/1/2026		15,362	14,971,271
Thor Industries, Inc. Euro Initial Term Loan(c)	4.00%(1 Mo. Euribor + 4.00%)		2/1/2026	EUR	16,936	18,117,011
WestJet Airlines Ltd. Term Loan B (Canada)(b)	—	(g)	8/6/2026		$37,213	37,358,503
Total						403,639,487

Utility 3.26%

Adient U.S. LLC Initial Term Loan	6.459% (3 Mo. LIBOR + 4.25%)- 6.889%		5/6/2024		19,143	18,631,499
Brookfield WEC Holdings, Inc. 1st Lien Initial Term Loan	5.612%(1 Mo. LIBOR + 3.75%)		8/1/2025		42,650	42,757,033
Calpine Construction Finance Co. LP Term Loan B	4.612%(1 Mo. LIBOR + 2.50%)		1/15/2025		5,164	5,157,333
Calpine Corp. 2019 Term Loan	4.612%(1 Mo. LIBOR + 2.50%)		8/12/2026		5,728	5,720,840

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Utility (continued)

Edgewater Generation LLC Term Loan	5.862%(1. Mo. LIBOR + 3.75%)	12/13/2025	$10,413	$10,298,974
Exgen Renewables IV LLC Term Loan	5.13%(3 Mo. LIBOR + 3.00%)	11/28/2024	30,754	29,762,136
Frontera Generation Holdings LLC Initial Term Loan	6.451%(1 Mo. LIBOR + 4.25%)	5/2/2025	33,994	32,463,986
Helix Gen Funding LLC Term Loan	5.862%(1 Mo. LIBOR + 3.75%)	6/2/2024	45,960	44,106,906
Lightstone Holdco LLC Refinancing Term Loan B	5.862%	1/30/2024	49,936	48,237,902
Longview Power LLC Advance Term Loan B	8.26%(3 Mo. LIBOR + 6.00%)	4/13/2021	20,200	16,630,956
Moxie Patriot LLC Construction Advances Term Loan B1	8.08%(3 Mo. LIBOR + 5.75%)	12/19/2020	16,591	15,611,592
PowerTeam Services LLC 1st Lien Initial Term Loan	5.58%(3 Mo. LIBOR + 3.25%)	3/6/2025	33,857	30,640,363
PowerTeam Services LLC 2nd Lien Initial Term Loan	9.58%(3 Mo. LIBOR + 7.25%)	3/6/2026	12,484	10,673,820	(f)
Vistra Operations Co. LLC 2018 Incremental Term Loan	4.112% (1 Mo. LIBOR + 2.00%)- 4.33%	12/31/2025	23,828	23,884,081
Total				334,577,421
Total Floating Rate Loans (cost $9,429,642,261)				9,204,693,385

	Dividend Rate		Shares (000)
PREFERRED STOCK 0.14%

Healthcare

Danaher Corp. (cost $12,159,000)	4.75%		12	13,873,054
Total Long-Term Investments (cost $10,097,952,363)				9,860,106,317

	Interest Rate		Principal Amount (000)
SHORT-TERM INVESTMENTS 4.52%

COMMERCIAL PAPER 2.20%

Chemicals 0.16%

Cabot Corp.	2.282%	9/3/2019	$16,356	16,356,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Power 0.11%

Baltimore Gas & Electirc Co.	2.292%	9/3/2019	$11,769	$11,769,000

Electronics 0.40%

Hitachi America Capital Ltd.	2.322%	9/3/2019	41,420	41,420,000

Machinery: Agricultural 0.47%

Bunge Asset Funding Corp.	2.282%	9/3/2019	38,611	38,611,000
Bunge Asset Funding Corp.	2.333%	9/3/2019	9,792	9,792,000
Total				48,403,000

Media 0.48%

COX Enterprises, Inc.	2.282%	9/3/2019	6,276	6,276,000
COX Enterprises, Inc.	2.302%	9/3/2019	39,416	39,416,000
RELX Investments plc	2.282%	9/3/2019	3,481	3,481,000
Total				49,173,000

Natural Gas 0.02%

CenterPoint Energy Resources Corp.	2.272%	9/3/2019	1,857	1,857,000

Oil 0.20%

Eni Finance USA, Inc.	2.292%	9/3/2019	20,000	20,000,000

Real Estate Investment Trusts 0.06%

ERP Operating LP	2.282%	9/3/2019	5,813	5,813,000

Utilities 0.15%

Commonwealth Edison Co.	2.272%	9/3/2019	15,676	15,676,000

Utilities: Electrical 0.15%

Entergy Corp.	2.282%	9/3/2019	15,692	15,692,000
Total Commercial Paper (cost $226,130,559)				226,159,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
CONVERTIBLE BOND 0.12%

Information Technology

NXP Semiconductors NV (Netherlands)(b) (cost $12,481,878)	1.00%	12/1/2019	$11,575	$12,175,453

REPURCHASE AGREEMENTS 2.20%

Repurchase Agreement dated 8/30/2019, 1.25% due 9/3/2019 with Fixed Income Clearing Corp. collateralized by $97,605,000 of U.S Treasury Note at 2.25% due 3/31/2021; value: $99,439,193; proceeds: $97,501,973			97,488	97,488,433
Repurchase Agreement dated 8/30/2019, 2.03% due 9/3/2019 with JPMorgan Chase & Co. collateralized by $96,041,000 of Federal Home Loan Bank at 2.61% due 11/26/2021; $31,959,000 of Federal Home Loan Bank at 3.10% due 6/29/2032; value: $130,630,986; proceeds: $128,028,871			128,000	128,000,000
Total Repurchase Agreements (cost $225,488,433)				225,488,433
Total Short-Term Investments (cost $464,100,870)				463,822,886
Total Investments in Securities 100.57% (cost $10,562,053,233)				10,323,929,203
Less Unfunded Loan Commitments (0.16%) (cost $16,654,245)				(16,603,775)
Net Investments 100.41% (cost $10,545,398,988)				10,307,325,428
Liabilities in Excess of Cash and Other Assets(h) (0.41%)				(41,829,359)
Net Assets 100.00%				$10,265,496,069

CAD	Canadian dollar.
EUR	euro.
EURIBOR	Euro Interbank Offered Rate.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
Units	More than one class of securities traded together.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at August 31, 2019.
*	Non-income producing security.
(a)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(b)	Foreign security traded in U.S. dollars.
(c)	Investment in non-U.S. dollar denominated securities.
(d)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Security fair valued by the Pricing Committee.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2019

(e)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at August 31, 2019.
(f)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(g)	Interest rate to be determined.
(h)	Liabilities in Excess of Cash and Other Assets include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

Centrally Cleared Credit Default Swaps on Indexes - Sell Protection at August 31, 2019(1):

Referenced Index	Central Clearing party	Fund Pays (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Depreciation(3)
Markit CDX. NA.HY.32(4)(5)	Credit Suisse	5.00%	6/20/2024	$101,027,520	$107,766,416	$7,963,838	$(1,224,942)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.

(2)	Upfront payments received by Central Clearing Party are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $0. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $1,224,942.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).
(5)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of high yield securities.

Open Forward Foreign Currency Exchange Contracts at August 31, 2019:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
euro	Sell	Bank of America	9/9/2019	62,122,000	$70,279,426	$68,300,895	$1,978,531
euro	Sell	Citibank	9/9/2019	6,538,000	7,327,505	7,188,295	139,210
euro	Sell	State Street Bank and Trust	11/14/2019	3,280,000	3,706,794	3,624,647	82,147
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$2,199,888

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Canadian dollar	Buy	Morgan Stanley	9/5/2019	496,114	$378,677	$372,639	$(6,038)
Canadian dollar	Buy	Toronto Dominion Bank	9/5/2019	2,970,000	2,271,792	2,230,806	(40,986)
Canadian dollar	Buy	Toronto Dominion Bank	9/5/2019	481,225	368,210	361,455	(6,755)
euro	Buy	J.P. Morgan	9/9/2019	20,000,000	22,678,896	21,989,277	(689,619)
euro	Buy	UBS AG	9/9/2019	3,120,000	3,491,623	3,430,327	(61,296)
Canadian dollar	Sell	Toronto Dominion Bank	9/5/2019	15,865,000	11,858,623	11,916,412	(57,789)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(862,483)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2019

Open Futures Contracts at August 31, 2019:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 10-Year Treasury Note	December 2019	1,358	Short	$(179,247,350)	$(178,874,063)	$373,287
U.S. 5-Year Treasury Note	December 2019	1,179	Long	141,435,988	141,452,368	16,380
Total Unrealized Appreciation on Open Futures Contracts						$389,667

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	December 2019	712	Short	$(153,851,972)	$(153,875,438)	$(23,466)

The following is a summary of the inputs used as of August 31, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$—	$69,471,823	$—	$69,471,823
Common Stocks
Gaming/Leisure	—	—	1	1
Other	21,776,427	—	—	21,776,427
Convertible Bonds	—	28,047,182	—	28,047,182
Corporate Bonds
Metals/Minerals	—	34,319,160	5	34,319,165
Other	—	433,217,265	—	433,217,265
Exchange-Traded Fund	54,708,015	—	—	54,708,015
Floating Rate Loans
Aerospace	—	256,079,029	41,291,319	297,370,348
Chemicals	—	148,443,736	21,482,734	169,926,470
Consumer Durables	—	115,913,119	—	115,913,119
Consumer Non-Durables	—	195,543,823	6,695,359	202,239,182
Energy	—	260,675,886	24,211,141	284,887,027
Financial	—	543,413,620	39,495,413	582,909,033
Food & Drug	—	96,417,151	—	96,417,151
Food/Tobacco	—	419,557,675	79,134,870	498,692,545
Forest Products	—	252,137,031	10,510,974	262,648,005
Gaming/Leisure	—	465,946,178	—	465,946,178
Healthcare	—	1,093,139,625	57,973,640	1,151,113,265
Housing	—	215,371,690	9,356,258	224,727,948
Information Technology	—	1,026,124,871	13,315,856	1,039,440,727
Manufacturing	—	434,321,785	82,144,970	516,466,755
Media/Telecommunications	—	1,379,919,521	—	1,379,919,521
Metals/Minerals	—	82,661,101	16,592,065	99,253,166
Retail	—	401,498,303	61,525,658	463,023,961
Service	—	533,744,848	81,837,228	615,582,076
Transportation	—	341,441,329	62,198,158	403,639,487
Utility	—	323,903,601	10,673,820	334,577,421
Less Unfunded Loan Commitments	—	(7,848,152)	(8,755,623)	(16,603,775)
Preferred Stock	13,873,054	—	—	13,873,054

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2019

Investment Type(2)	Level 1	Level 2	Level 3	Total
Short-Term Investments
Commercial Paper	$—	$226,159,000	$—	$226,159,000
Convertible Bond	—	12,175,453	—	12,175,453
Repurchase Agreements	—	225,488,433	—	225,488,433
Total	$90,357,496	$9,607,284,086	$609,683,846	$10,307,325,428
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$—	$—	$—	$—
Liabilities	—	(1,224,942)	—	(1,224,942)
Forward Foreign Currency Exchange Contracts
Assets	—	2,199,888	—	2,199,888
Liabilities	—	(862,483)	—	(862,483)
Futures Contracts
Assets	389,667	—	—	389,667
Liabilities	(23,466)	—	—	(23,466)
Total	$366,201	$112,463	$—	$478,664

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset-Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loans
Balance as of December 1, 2018	$28,564,000	$—	$5	$1,335,850,637
Accrued Discounts (Premiums)	—	—	—	1,638,485
Realized Gain (Loss)	(385,966)	—	—	(8,928,376)
Change in Unrealized Appreciation/(Depreciation)	—	(746,930)	—	(12,975,908)
Purchases	—	—	—	123,916,648
Sales	(13,768,034)	—	—	(675,554,847)
Transfers into Level 3	—	746,931	—	329,039,245
Transfers out of Level 3	(14,410,000)	—	—	(483,302,044)
Balance as of August 31, 2019	$—	$1	$5	$609,683,840
Change in unrealized appreciation/depreciation for the period ended August 31, 2019, related to Level 3 investments held at August 31, 2019	$—	$(746,930)	$—	$(12,975,908)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2019

Investments	Shares (000)	Fair Value
LONG-TERM INVESTMENTS 96.71%

COMMON STOCKS 3.93%

Aerospace/Defense 0.20%

HEICO Corp.	47	$6,831,173
Teledyne Technologies, Inc.*	22	6,867,979
Total		13,699,152

Beverages 0.15%

Boston Beer Co., Inc. (The) Class A*	23	10,067,000

Building Materials 0.10%

Lennox International, Inc.	27	6,734,052

Chemicals 0.15%

Scotts Miracle-Gro Co. (The)	97	10,308,575

Electric: Generation 0.30%

First Solar, Inc.*	109	6,783,196
SolarEdge Technologies, Inc. (Israel)*(a)	164	13,451,100
Total		20,234,296

Electronics 0.21%

Roku, Inc.*	49	7,350,042
Universal Display Corp.	33	6,747,840
Total		14,097,882

Energy: Exploration & Production 0.15%

Chaparral Energy, Inc. Class A*	284	377,965
Diamondback Energy, Inc.	101	9,950,608
Templar Energy LLC Class A Units	191	—	(b)
Total		10,328,573

Food & Drug Retailers 0.10%

Casey’s General Stores, Inc.	40	6,640,649

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2019

Investments	Shares (000)		Fair Value
Food & Drug Retailers (continued)

Fairway Group Holdings Corp.		20	$197	(c)
Total			6,640,846

Food: Wholesale 0.10%

Sanderson Farms, Inc.		47	6,995,034

Health Services 0.14%

CRISPR Therapeutics AG (Switzerland)*(a)		70	3,241,770
Guardant Health, Inc.*		75	6,595,298
Total			9,837,068

Integrated Energy 0.10%

Hess Corp.		107	6,753,024

Investments & Miscellaneous Financial Services 0.10%

MarketAxess Holdings, Inc.		17	6,874,452
Penson Technologies Class A Units		4,881	48,812	(c)
Total			6,923,264

Machinery 0.10%

Generac Holdings, Inc.*		88	6,886,361

Medical Products 0.30%

Argenx SE ADR*		48	6,304,079
Edwards Lifesciences Corp.*		31	6,766,120
Mirati Therapeutics, Inc.*		87	7,151,883
Total			20,222,082

Metals/Mining (Excluding Steel) 0.09%

Kumba Iron Ore Ltd.(d)	ZAR	247	6,398,822

Personal & Household Products 0.21%

Gibson Brands, Inc.		57	6,428,183

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2019

Investments	Shares (000)		Fair Value
Personal & Household Products (continued)

Remington Outdoor Co., Inc.		128	$192,488
YETI Holdings, Inc.*		271	7,666,739
Total			14,287,410

Pharmaceuticals 0.19%

Blueprint Medicines Corp.*		82	6,307,104
Sage Therapeutics, Inc.*		40	6,861,650
Total			13,168,754

Real Estate Development & Management 0.10%

CoStar Group, Inc.*		11	6,652,893

Restaurants 0.26%

Shake Shack, Inc. Class A*		104	10,356,270
Starbucks Corp.		72	6,962,459
Total			17,318,729

Software/Services 0.59%

Aspen Technology, Inc.*		49	6,559,701
Match Group, Inc.		79	6,718,619
Pinterest, Inc. Class A*		210	7,223,932
Spotify Technology SA (Sweden)*(a)		46	6,234,825
Trade Desk, Inc. (The) Class A*		27	6,598,679
Zscaler, Inc.*		93	6,392,476
Total			39,728,232

Specialty Retail 0.26%

Claires Holdings LLC		7	4,676,006
Lululemon Athletica, Inc. (Canada)*(a)		37	6,760,954
Moncler SpA(d)	EUR	160	6,010,280
Total			17,447,240

Transportation: Infrastructure/Services 0.03%

Chassix Holdings, Inc.		160	2,314,142	(b)
Total Common Stocks (cost $267,763,625)			267,043,431

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
CONVERTIBLE BONDS 1.03%

Electronics 0.20%

Advanced Micro Devices, Inc.	2.125%	9/1/2026	$1,678	$6,743,792
Teradyne, Inc.	1.25%	12/15/2023	3,778	6,667,975
Total				13,411,767

Medical Products 0.21%

Insulet Corp.	1.375%	11/15/2024	3,929	6,838,208
Repligen Corp.	0.375%	7/15/2024	6,266	6,735,950
Repligen Corp.	2.125%	6/1/2021	190	555,156
Total				14,129,314

Software/Services 0.62%

Alteryx, Inc.	0.50%	6/1/2023	2,067	6,719,922
Atlassian, Inc.	0.625%	5/1/2023	3,721	6,477,309
Everbridge, Inc.	1.50%	11/1/2022	2,730	7,047,456
MercadoLibre, Inc. (Argentina)†(a)	2.00%	8/15/2028	4,177	6,495,078
Snap, Inc.†	0.75%	8/1/2026	5,311	5,508,587
Twitter, Inc.	0.25%	6/15/2024	9,521	10,346,878
Total				42,595,230
Total Convertible Bonds (cost $65,146,348)				70,136,311

	Dividend Rate		Shares (000)
CONVERTIBLE PREFERRED STOCK 0.10%

Medical Products
Danaher Corp. (cost $6,148,430)	4.75%		6	6,889,177

	Interest Rate		Principal Amount (000)
FLOATING RATE LOANS(e) 5.62%

Advertising 0.23%
Clear Channel Outdoor Holdings, Inc. Term Loan B	— (f)	8/8/2026	$10,648	10,654,655
Southern Graphics Inc. 2nd Lien Initial Term Loan	9.646%(1 Mo. LIBOR + 7.50%)	12/31/2023	6,950	4,865,000
Total				15,519,655

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Aerospace/Defense 0.22%

Doncasters US Finance LLC Term Loan B	—	(f)	4/9/2020	$8,575	$5,968,800
Forming Machining Industries Holdings, LLC 1st Lien Initial Term Loan	6.58%(3 Mo. LIBOR + 4.25%)		10/3/2025	9,633	9,223,210	(g)
Total					15,192,010

Air Transportation 0.11%

WestJet Airlines Ltd. Term Loan B (Canada)(a)	—	(f)	8/6/2026	7,383	7,411,868

Automakers 0.09%

Thor Industries, Inc. Dollar Initial Term Loan	6.00%(1 Mo. LIBOR + 3.75%)		2/1/2026	6,454	6,289,523

Building Materials 0.21%
Airxcel, Inc. 1st Lien Initial Term Loan	6.612%(1 Mo. LIBOR + 4.50%)		4/28/2025	7,133	6,904,149
Yak Access, LLC 2nd Lien Initial Term Loan	12.182%(1 Mo. LIBOR + 10.00%)		7/10/2026	8,470	7,443,013
Total					14,347,162

Chemicals 0.15%
U.S. Silica Co. Term Loan	6.125%(1 Mo. LIBOR + 4.00%)		5/1/2025	10,685	10,077,196

Electric: Generation 0.89%

Exgen Renewables IV, LLC Term Loan	5.13%(3 Mo. LIBOR + 3.00%)		11/28/2024	7,280	7,044,894
Frontera Generation Holdings LLC Initial Term Loan	6.451%(1 Mo. LIBOR + 4.25%)		5/2/2025	9,514	9,086,347
Helix Gen Funding, LLC Term Loan	5.862%(1 Mo. LIBOR + 3.75%)		6/2/2024	10,500	10,076,967
Lonestar II Generation Holdings LLC Term Loan B	7.112%(1 Mo. LIBOR + 5.00%)		4/20/2026	6,967	6,984,387	(g)
Longview Power, LLC Advance Term Loan B	8.26%(3 Mo. LIBOR + 6.00%)		4/13/2021	11,612	9,560,881
Moxie Patriot LLC Construction Advances Term Loan B1	8.08%(3 Mo. LIBOR + 5.75%)		12/19/2020	3,078	2,895,885
Moxie Patriot LLC Construction Advances Term Loan B2	8.08%(3 Mo. LIBOR + 5.75%)		12/19/2020	4,452	4,188,861
MRP Generation Holdings, LLC Term Loan	9.33%(3 Mo. LIBOR + 7.00%)		10/18/2022	6,834	6,782,960	(g)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Generation (continued)

Temple Generation1, LLC 2nd Lien Advance Term Loan	10.145%(1 Mo. LIBOR + 8.00%)	2/7/2023	$3,780	$3,799,079	(g)
Total				60,420,261

Electric: Integrated 0.14%

Lonestar II Generation Holdings LLC Term Loan C	7.112%(1 Mo. LIBOR + 5.00%)	4/20/2026	836	838,131	(g)
Pacific Gas and Electric Co. DIP Delayed Draw Term Loan	1.125%	12/31/2020	2,151	2,164,444
Pacific Gas and Electric Co. DIP Initial Term Loan	4.50%(1 Mo. LIBOR + 2.25%)	12/31/2020	6,451	6,491,319
Total				9,493,894

Electronics 0.10%

II-VI, Inc. Term Loan B	— (f)	5/8/2026	6,819	6,801,952

Food & Drug Retailers 0.00%

Fairway Group Acquisition Company Last Out Term Loan	10.00%	11/28/2023	1,475	147	(g)
Fairway Group Acquisition Company Term Loan	11.00%	2/24/2024	1,316	132	(g)
Total				279

Gaming 0.27%

Montreign Operating Co. LLC Term Loan B	— (f)	1/24/2023	3,783	3,375,970	(g)
PCI Gaming Authority Facility Term Loan B	5.112%(1 Mo. LIBOR + 3.00%)	5/29/2026	6,866	6,911,041
TopGolf International, Inc. Initial Term Loan	7.701%(1 Mo. LIBOR + 5.50%)	2/8/2026	7,719	7,776,545
Total				18,063,556

Gas Distribution 0.11%

Lower Cadence Holdings LLC Initial Term Loan	6.145%(1 Mo. LIBOR + 4.00%)	5/22/2026	7,606	7,437,261

Health Services 0.31%

Emerald TopCo, Inc. Term Loan	5.612%(1 Mo. LIBOR + 3.50%)	7/24/2026	7,338	7,312,024
Navicure, Inc. 2nd Lien Initial Term Loan	9.612%(1 Mo. LIBOR + 7.50%)	10/23/2025	7,199	7,234,995	(g)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Health Services (continued)

Sound Inpatient Physicians, Inc. 2nd Lien Initial Term Loan	8.862%(1 Mo. LIBOR + 6.75%)		6/26/2026	$6,717	$6,698,069
Total					21,245,088

Machinery 0.08%

North American Lifting Holdings, Inc. 2nd Lien Term Loan	11.33%(3 Mo. LIBOR + 9.00%)		11/23/2021	7,323	5,336,636

Media: Content 0.39%

Nexstar Media Group, Inc. Bridge Term Loan	—	(f)	11/30/2019	16,026	16,026,000
Univision Communications, Inc. 2017 1st Lien Replacement Repriced Term Loan	4.862%(1 Mo. LIBOR + 2.75%)		3/15/2024	10,909	10,455,293
Total					26,481,293

Oil Field Equipment & Services 0.19%

BEP Ulterra Drilling Technologies, LP Initial Term Loan	7.362%(1 Mo. LIBOR + 5.25%)		11/26/2025	13,737	12,981,328	(g)

Packaging 0.15%

ProAmpac PG Borrower LLC 1st Lien Initial Term Loan	5.624%(3 Mo. LIBOR + 3.50%)		11/18/2023	10,545	10,131,923

Personal & Household Products 0.33%

Britax U.S. Holdings Inc. Initial Dollar Term Loan	5.83%(3 Mo. LIBOR + 3.50%)		10/15/2020	9,298	6,523,839
FGI Operating Co. LLC Exit Term Loan	12.158%(3 Mo. LIBOR + 10.00%)		5/15/2022	820	738,397	(g)
Revlon Consumer Products Corp. Initial Term Loan B	5.612%%(3 Mo. LIBOR + 3.50%)		9/7/2023	10,046	8,056,790
TGP Holdings III LLC 2nd Lien Initial Term Loan	10.83%(3 Mo. LIBOR + 8.50%)		9/25/2025	7,243	6,808,420
Total					22,127,446

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Printing & Publishing 0.10%
J.D. Power 2nd Lien Initial Term Loan	10.612%(1 Mo. LIBOR + 8.50%)	9/7/2024	$6,975	$6,905,002	(g)

Recreation & Travel 0.13%

United PF Holdings, LLC 1st Lien Delayed Draw Term Loan	0.50%	6/10/2026	1,088	1,082,946	(g)
United PF Holdings, LLC 1st Lien Term Loan	6.688%(3 Mo. LIBOR + 4.50%)	6/10/2026	7,954	7,913,842	(g)
Total				8,996,788

Restaurants 0.20%

Flynn Restaurant Group LP 1st Lien Initial Term Loan	5.612%(1 Mo. LIBOR + 3.50%)	6/27/2025	6,939	6,711,063
Flynn Restaurant Group LP 2nd Lien Initial Term Loan	9.213%(1 Mo. LIBOR + 7.00%)	6/29/2026	6,747	6,510,855
Total				13,221,918

Software/Services 0.26%

Titan AcquisitionCo New Zealand Limited 1st Lien Initial Term Loan	6.503%(2 Mo. LIBOR + 4.25%)	5/1/2026	7,626	7,648,230
Vertafore, Inc. 2nd Lien Initial Term Loan	9.362%(1 Mo. LIBOR + 7.25%)	7/2/2026	10,284	10,157,729
Total				17,805,959

Specialty Retail 0.39%

Boardriders, Inc. Initial Term Loan	8.612%(1 Mo. LIBOR + 6.50%)	4/23/2024	6,817	6,659,037
Claire’s Stores, Inc. Initial Term Loan	9.938%(6 Mo. LIBOR + 7.25%)	10/12/2038	905	1,673,473
Mavis Tire Express Services Corp. 1st Lien Closing Date Term Loan	3.00%	3/20/2025	9,666	9,503,046
Mavis Tire Express Services Corp. 1st Lien Delayed Draw Term Loan	5.362%(1 Mo. LIBOR + 3.25%)	3/20/2025	1,227	1,206,420
Whatabrands LLC Term Loan B	5.516%(3 Mo. LIBOR + 3.25%)	8/2/2026	7,342	7,381,023
Total				26,422,999

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Support: Services 0.49%

CIBT Global, Inc. 2nd Lien Initial Term Loan	10.08%(3 Mo. LIBOR + 7.75%)	6/1/2025		$4,198	$4,103,991	(g)
Drive Chassis Holdco, LLC 2nd Lien Term Loan B	10.588%(3 Mo. LIBOR + 8.25%)	4/10/2026		17,104	16,312,940
KUEHG Corp. 2nd Lien Tranche B Term Loan	10.58%(3 Mo. LIBOR + 8.25%)	8/18/2025		7,108	7,108,000
PowerTeam Services, LLC 2nd Lien Initial Term Loan	9.58%(3 Mo. LIBOR + 7.25%)	3/6/2026		6,954	5,945,670	(g)
Total					33,470,601

Transportation: Infrastructure/Services 0.08%

Commercial Barge Line Co. Initial Term Loan	10.862%(1 Mo. LIBOR + 8.75%)	11/12/2020		9,283	5,569,547
Total Floating Rate Loans (cost $396,678,833)					381,751,145

FOREIGN BONDS(d) 3.00%

France 0.10%

CMA CGM SA	5.25%	1/15/2025	EUR	7,604	6,471,319

Germany 0.10%

Techem Verwaltungsgesellschaft 674 mbH†	6.00%	7/30/2026	EUR	5,632	6,758,125

Italy 0.13%

Inter Media & Communication SpA†	4.875%	12/31/2022	EUR	7,674	8,754,294

Jersey 1.11%

Aston Martin Capital Holdings Ltd.	5.75%	4/15/2022	GBP	635	723,296
CPUK Finance Ltd.	4.875%	2/28/2047	GBP	5,175	6,465,433
LHC3 plc	4.125%	8/15/2024	EUR	6,011	6,854,127
Netflix, Inc.	3.625%	5/15/2027	EUR	30,266	36,041,700
Netflix, Inc.†	3.875%	11/15/2029	EUR	8,134	9,690,620
Netflix, Inc.†	4.625%	5/15/2029	EUR	12,367	15,494,140
Total					75,269,316

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Luxembourg 0.24%

Garrett LX I Sarl/Garrett Borrowing LLC†	5.125%	10/15/2026	EUR	9,427	$10,024,017
Levi Strauss & Co.	3.375%	3/15/2027	EUR	5,500	6,552,365
Total					16,576,382

Netherlands 0.52%

Dutch Lion BV PIK 12.00%†	11.25%	6/15/2020	EUR	8,635	8,541,059
InterXion Holding NV†	4.75%	6/15/2025	EUR	8,471	10,166,109
Promontoria Holding 264 BV †	6.75%	8/15/2023	EUR	12,231	12,200,727
Trivium Packaging Finance BV†	3.75%	8/15/2026	EUR	3,596	4,232,392
Total					35,140,287

Sweden 0.10%

Dometic Group AB	3.00%	5/8/2026	EUR	6,010	7,073,801

United Kingdom 0.70%

Equinix, Inc.	2.875%	2/1/2026	EUR	8,316	9,587,259
Mclaren Finance plc	5.00%	8/1/2022	GBP	12,894	14,935,067
Miller Homes Group Holdings plc	5.50%	10/15/2024	GBP	5,350	6,574,432
Pinnacle Bidco plc	6.375%	2/15/2025	GBP	5,266	6,810,831
Virgin Media Secured Finance plc	4.875%	1/15/2027	GBP	7,656	9,755,571
Total					47,663,160
Total Foreign Bonds (cost $207,645,612)					203,706,684

FOREIGN GOVERNMENT OBLIGATIONS(a) 0.67%

Argentina

Ciudad Autonoma De Buenos Aires/Government Bonds†	7.50%	6/1/2027		$8,318	5,469,085
Province of Santa Fe†	6.90%	11/1/2027		8,752	4,857,360
Provincia de Cordoba†	7.45%	9/1/2024		9,281	4,362,070
Provincia de la Rioja†	9.75%	2/24/2025		10,415	3,853,550
Provincia de Mendoza†	8.375%	5/19/2024		8,882	5,062,740

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Argentina (continued)

Provincia de Neuquen Argentina	7.50%	4/27/2025	$640	$364,806
Provincia de Rio Negro†	7.75%	12/7/2025	11,644	4,628,490
Provincia of Neuquen Argentina†	7.50%	4/27/2025	5,130	2,616,300
Republic of Argentina	5.875%	1/11/2028	15,492	5,886,960
Republic of Argentina	6.875%	4/22/2021	19,919	8,515,572
Total				45,616,933
Total Foreign Government Obligations (cost $86,052,002)				45,616,933

HIGH YIELD CORPORATE BONDS 82.03%

Advertising 0.14%

Clear Channel Worldwide Holdings, Inc.†	9.25%	2/15/2024	8,738	9,600,878

Aerospace/Defense 1.77%

BBA US Holdings, Inc.†	5.375%	5/1/2026	6,546	6,856,935
Bombardier, Inc. (Canada)†(a)	7.50%	3/15/2025	20,457	19,996,717
Booz Allen Hamilton, Inc.†	5.125%	5/1/2025	13,038	13,461,735
Kratos Defense & Security Solutions, Inc.†	6.50%	11/30/2025	9,646	10,369,450
TransDigm, Inc.†	6.25%	3/15/2026	21,356	23,090,748
TransDigm, Inc.	6.375%	6/15/2026	37,474	39,469,116
Triumph Group, Inc.	7.75%	8/15/2025	6,937	6,971,685
Total				120,216,386

Air Transportation 0.59%

Azul Investments LLP†	5.875%	10/26/2024	13,658	13,606,919
Hawaiian Airlines 2013-1 Class B Pass-Through Certificates	4.95%	7/15/2023	8,036	8,201,590
Latam Finance Ltd.†	7.00%	3/1/2026	6,832	7,113,888
United Airlines Holdings, Inc.	4.875%	1/15/2025	10,382	10,901,100
Total				39,823,497

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2019

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Auto Parts & Equipment 0.80%

Adient US LLC†	7.00%	5/15/2026		$6,799	$6,968,975
Allison Transmission, Inc.†	5.00%	10/1/2024		6,534	6,734,757
Delphi Technologies plc (United Kingdom)†(a)	5.00%	10/1/2025		7,979	6,921,782
IAA, Inc.†	5.50%	6/15/2027		10,474	11,180,995
IHO Verwaltungs GmbH PIK 5.50% (Germany)†(a)	4.75%	9/15/2026		8,336	8,096,340
Tenneco, Inc.	5.00%	7/15/2026		8,209	6,418,453
Wabash National Corp.†	5.50%	10/1/2025		7,816	7,746,907
Total					54,068,209

Automakers 0.94%

Aston Martin Capital Holdings Ltd. (Jersey)†(a)	6.50%	4/15/2022		13,985	13,303,511
General Motors Corp.	7.20%	1/15/2049		8,500	850	(c)
Navistar International Corp.†	6.625%	11/1/2025		6,506	6,619,855
Tesla, Inc.†	5.30%	8/15/2025		49,378	44,255,032
Total					64,179,248

Banking 3.04%

Ally Financial, Inc.	8.00%	11/1/2031		44,170	61,948,425
BankUnited, Inc.	4.875%	11/17/2025		12,909	14,214,774
CIT Group, Inc.	5.25%	3/7/2025		4,114	4,617,965
CIT Group, Inc.	6.00%	4/1/2036		2,695	2,580,462
CIT Group, Inc.	6.125%	3/9/2028		15,795	18,875,025
Credit Suisse Group AG (Switzerland)†(a)	7.25%(5 Yr. Swap + 4.332%) #	—	(h)	10,437	11,119,528
Huntington Bancshares, Inc.	5.70%(3 Mo. LIBOR + 2.88%) #	—	(h)	10,024	10,143,937
Intesa Sanpaolo SpA (Italy)†(a)	5.71%	1/15/2026		20,488	21,635,625
Macquarie Bank Ltd. (United Kingdom)†(a)	6.125%(5 Yr. Swap + 3.703%) #	—	(h)	17,019	17,151,408
Popular, Inc.	6.125%	9/14/2023		15,457	16,735,294
Synovus Financial Corp.	5.90%(5 Yr. Swap + 3.379%) #	2/7/2029		15,004	15,829,220
Texas Capital Bank NA	5.25%	1/31/2026		10,952	11,791,160
Washington Mutual Bank(i)	6.875%	6/15/2011		10,000	1,000	(c)
Total					206,643,823

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Beverages 0.26%

Bacardi Ltd.†	5.30%	5/15/2048	$8,702	$10,037,668
Central American Bottling Corp. (Guatemala)†(a)	5.75%	1/31/2027	7,306	7,735,227
Total				17,772,895

Building & Construction 2.51%

Ashton Woods USA LLC/Ashton Woods Finance Co.†	6.75%	8/1/2025	11,606	11,547,970
Century Communities, Inc.	5.875%	7/15/2025	18,622	19,268,183
Century Communities, Inc.†	6.75%	6/1/2027	10,804	11,479,250
Lennar Corp.	4.75%	5/30/2025	17,529	18,843,675
Lennar Corp.	4.75%	11/29/2027	799	872,908
LGI Homes, Inc.†	6.875%	7/15/2026	6,528	6,846,240
PulteGroup, Inc.	5.00%	1/15/2027	16,666	17,999,280
PulteGroup, Inc.	6.375%	5/15/2033	8,068	8,814,290
Shea Homes LP/Shea Homes Funding Corp.†	6.125%	4/1/2025	13,483	14,022,320
Toll Brothers Finance Corp.	4.35%	2/15/2028	6,870	7,213,500
Toll Brothers Finance Corp.	4.875%	3/15/2027	12,422	13,539,980
TRI Pointe Group, Inc.	5.25%	6/1/2027	12,807	13,063,140
William Lyon Homes, Inc.	5.875%	1/31/2025	11,343	11,513,145
William Lyon Homes, Inc.†	6.625%	7/15/2027	14,528	14,600,640
William Lyon Homes, Inc.	7.00%	8/15/2022	526	527,644
Total				170,152,165

Building Materials 1.91%

American Woodmark Corp.†	4.875%	3/15/2026	10,714	10,821,140
Beacon Roofing Supply, Inc.†	4.875%	11/1/2025	9,671	9,574,290
Hillman Group, Inc. (The)†	6.375%	7/15/2022	11,479	10,245,008
Masonite International Corp.†	5.375%	2/1/2028	10,637	11,261,924
Masonite International Corp.†	5.75%	9/15/2026	10,191	10,827,938
New Enterprise Stone & Lime Co., Inc.†	6.25%	3/15/2026	7,249	7,451,972
Owens Corning	4.30%	7/15/2047	7,091	6,504,350
Owens Corning	4.40%	1/30/2048	6,643	6,253,526
PGT Escrow Issuer, Inc.†	6.75%	8/1/2026	15,601	16,888,082
Summit Materials LLC/Summit Materials Finance Corp.†	5.125%	6/1/2025	16,203	16,648,582
Summit Materials LLC/Summit Materials Finance Corp.†	6.50%	3/15/2027	9,052	9,753,530
TopBuild Corp.†	5.625%	5/1/2026	12,767	13,373,433
Total				129,603,775

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Cable & Satellite Television 6.19%

Altice Financing SA (Luxembourg)†(a)	7.50%	5/15/2026	$13,991	$14,935,392
Altice France SA (France)†(a)	7.375%	5/1/2026	43,403	46,441,210
Altice France SA (France)†(a)	8.125%	2/1/2027	21,208	23,434,840
Altice Luxembourg SA (Luxembourg)†(a)	7.625%	2/15/2025	7,613	7,898,487
Altice Luxembourg SA (Luxembourg)†(a)	7.75%	5/15/2022	2,707	2,782,864
Altice Luxembourg SA (Luxembourg)†(a)	10.50%	5/15/2027	10,467	11,409,030
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.00%	2/1/2028	7,000	7,367,500
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.125%	5/1/2027	35,193	37,304,228
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.75%	2/15/2026	32,863	34,875,859
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.875%	5/1/2027	43,628	46,572,890
CSC Holdings LLC†	5.50%	4/15/2027	29,380	31,510,050
CSC Holdings LLC†	5.75%	1/15/2030	9,404	9,850,690
CSC Holdings LLC†	6.50%	2/1/2029	15,754	17,683,865
CSC Holdings LLC†	10.875%	10/15/2025	22,447	25,519,433
DISH DBS Corp.	7.75%	7/1/2026	68,070	67,048,950
Radiate Holdco LLC/Radiate Finance, Inc.†	6.625%	2/15/2025	7,081	7,063,298
Ziggo Bond Co. BV (Netherlands)†(a)	5.875%	1/15/2025	7,000	7,271,250
Ziggo BV (Netherlands)†(a)	5.50%	1/15/2027	19,900	21,093,005
Total				420,062,841

Chemicals 2.22%

Ashland LLC	6.875%	5/15/2043	15,374	17,142,010
Blue Cube Spinco LLC	10.00%	10/15/2025	8,884	10,016,710
CF Industries, Inc.	4.95%	6/1/2043	3,851	3,798,049
CF Industries, Inc.	5.15%	3/15/2034	24,328	25,057,840
CVR Partners LP/CVR Nitrogen Finance Corp.†	9.25%	6/15/2023	2,889	3,028,394
GCP Applied Technologies, Inc.†	5.50%	4/15/2026	6,832	7,019,880
Ingevity Corp.†	4.50%	2/1/2026	18,205	17,704,362
Koppers, Inc.†	6.00%	2/15/2025	7,320	7,155,300
OCI NV (Netherlands)†(a)	6.625%	4/15/2023	8,463	8,970,780
SPCM SA (France)†(a)	4.875%	9/15/2025	9,381	9,615,525
Starfruit Finco BV/Starfruit US Holdco LLC (Netherlands)†(a)	8.00%	10/1/2026	7,094	6,952,120
Tronox Finance plc (United Kingdom)†(a)	5.75%	10/1/2025	17,414	16,216,788
Yingde Gases Investment Ltd. (Hong Kong)†(a)	6.25%	1/19/2023	17,469	17,772,925
Total				150,450,683

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2019

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Consumer/Commercial/Lease Financing 2.10%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(a)	3.65%	7/21/2027		$6,589	$6,765,908
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(a)	4.45%	4/3/2026		3,898	4,188,800
Freedom Mortgage Corp.†	8.25%	4/15/2025		8,282	7,246,750
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	5.25%	10/1/2025		11,070	11,319,075
Navient Corp.	6.125%	3/25/2024		24,659	26,292,659
Navient Corp.	6.75%	6/25/2025		21,140	22,778,350
Provident Funding Associates LP/PFG Finance Corp.†	6.375%	6/15/2025		11,558	11,297,945
Quicken Loans, Inc.†	5.25%	1/15/2028		13,201	13,745,541
Springleaf Finance Corp.	6.125%	3/15/2024		31,595	34,517,537
Springleaf Finance Corp.	7.125%	3/15/2026		3,619	4,134,255
Total					142,286,820

Diversified Capital Goods 1.91%

Amsted Industries, Inc.†	5.625%	7/1/2027		7,147	7,647,290
BCD Acquisition, Inc.†	9.625%	9/15/2023		9,034	9,237,265
General Electric Co.	5.00%(3 Mo. LIBOR + 3.33%) #	—	(h)	38,318	34,831,828
Griffon Corp.	5.25%	3/1/2022		6,735	6,817,234
JB Poindexter & Co., Inc.†	7.125%	4/15/2026		9,888	10,159,920
MTS Systems Corp.†	5.75%	8/15/2027		6,818	7,141,855
Pentair Finance Sarl (Luxembourg)(a)	4.50%	7/1/2029		8,846	9,348,296
SPX FLOW, Inc.†	5.625%	8/15/2024		10,220	10,718,225
SPX FLOW, Inc.†	5.875%	8/15/2026		7,252	7,687,120
Stevens Holding Co., Inc.†	6.125%	10/1/2026		9,679	10,114,555
Wabtec Corp.	3.45%	11/15/2026		15,419	15,766,229
Total					129,469,817

Electric: Distribution/Transportation 0.21%

Cemig Geracao e Transmissao SA (Brazil)†(a)	9.25%	12/5/2024		12,618	14,621,108

Electric: Generation 1.92%

Calpine Corp.	5.75%	1/15/2025		36,607	37,293,381
Clearway Energy Operating LLC	5.00%	9/15/2026		6,942	7,063,485
Clearway Energy Operating LLC†	5.75%	10/15/2025		8,972	9,387,134
Elwood Energy LLC	8.159%	7/5/2026		6,617	7,178,977

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2019

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Electric: Generation (continued)

Greenko Solar Mauritius Ltd. (Mauritius)†(a)	5.95%	7/29/2026		$8,692	$8,682,849
NextEra Energy Operating Partners LP†	4.50%	9/15/2027		12,492	12,882,375
NRG Energy, Inc.	5.75%	1/15/2028		23,119	24,997,419
NSG Holdings LLC/NSG Holdings, Inc.†	7.75%	12/15/2025		7,497	8,078,418
Stoneway Capital Corp. (Argentina)†(a)	10.00%	3/1/2027		13,091	7,527,479
Terraform Global Operating LLC†	6.125%	3/1/2026		6,836	7,041,080
Total					130,132,597

Electric: Integrated 1.47%

Aegea Finance Sarl (Brazil)†(a)	5.75%	10/10/2024		12,075	12,633,589
AES Corp. (The)	4.50%	3/15/2023		8,515	8,773,856
AES Corp. (The)	5.125%	9/1/2027		7,415	7,967,640
Electricite de France SA (France)†(a)	5.625%(10 Yr. Swap + 3.041%) #	—	(h)	10,368	10,841,973
Eskom Holdings SOC Ltd. (South Africa)†(a)	8.45%	8/10/2028		8,875	9,772,804
HAT Holdings I LLC/HAT Holdings II LLC†	5.25%	7/15/2024		11,605	12,254,880
Mong Duong Finance Holdings BV (Vietnam)†(a)	5.125%	5/7/2029		6,788	6,912,793
NRG Energy, Inc.†	5.25%	6/15/2029		4,894	5,228,358
Pacific Gas & Electric Co.(i)	6.05%	3/1/2034		19,018	20,848,482
YPF Energia Electrica SA (Argentina)†(a)	10.00%	7/25/2026		8,383	4,946,054
Total					100,180,429

Electronics 0.54%

Micron Technology, Inc.	5.327%	2/6/2029		13,302	14,741,002
Nokia OYJ (Finland)(a)	4.375%	6/12/2027		7,116	7,400,640
Sensata Technologies BV†	5.625%	11/1/2024		13,449	14,659,410
Total					36,801,052

Energy: Exploration & Production 7.23%

Afren plc (United Kingdom)†(a)(i)	6.625%	12/9/2020		4,806	39,938
Afren plc (United Kingdom)†(a)(i)	10.25%	4/8/2019		3,367	28,347
Afren plc (United Kingdom)†(a)(i)	11.50%	2/1/2016		4,294	36,153
Antero Resources Corp.	5.125%	12/1/2022		3,880	3,589,000
Antero Resources Corp.	5.625%	6/1/2023		3,328	3,086,720
Berry Petroleum Co. LLC†	7.00%	2/15/2026		17,204	15,870,690
California Resources Corp.†	8.00%	12/15/2022		29,554	17,141,320
Callon Petroleum Co.	6.125%	10/1/2024		15,017	14,641,575

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Energy: Exploration & Production (continued)

Callon Petroleum Co.	6.375%	7/1/2026	$10,825	$10,554,375
Carrizo Oil & Gas, Inc.	8.25%	7/15/2025	9,668	9,426,300
Centennial Resource Production LLC†	5.375%	1/15/2026	14,534	13,916,305
Centennial Resource Production LLC†	6.875%	4/1/2027	10,799	10,852,995
Chaparral Energy, Inc.†	8.75%	7/15/2023	17,156	7,557,218
Denbury Resources, Inc.	5.50%	5/1/2022	4,712	2,026,160
Diamondback Energy, Inc.	4.75%	11/1/2024	19,941	20,614,009
Endeavor Energy Resources LP/EER Finance, Inc.†	5.50%	1/30/2026	6,790	7,087,063
Extraction Oil & Gas, Inc.†	5.625%	2/1/2026	6,030	4,009,950
Extraction Oil & Gas, Inc.†	7.375%	5/15/2024	11,167	8,431,085
Geopark Ltd. (Chile)†(a)	6.50%	9/21/2024	10,957	11,217,338
HighPoint Operating Corp.	7.00%	10/15/2022	7,112	6,507,480
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.00%	12/1/2024	10,206	9,466,065
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.75%	10/1/2025	9,092	8,523,750
Hilcorp Energy I LP/Hilcorp Finance Co.†	6.25%	11/1/2028	12,117	11,208,225
Hunt Oil Co. of Peru LLC Sucursal Del Peru (Peru)†(a)	6.375%	6/1/2028	6,264	7,091,788
Indigo Natural Resources LLC†	6.875%	2/15/2026	10,220	8,482,600
Jagged Peak Energy LLC	5.875%	5/1/2026	21,396	21,577,866
Jonah Energy LLC/Jonah Energy Finance Corp.†	7.25%	10/15/2025	17,530	5,784,900
Laredo Petroleum, Inc.	5.625%	1/15/2022	8,626	8,130,005
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.†	6.00%	8/1/2026	16,763	16,763,000
MEG Energy Corp. (Canada)†(a)	6.50%	1/15/2025	10,899	10,994,366
MEG Energy Corp. (Canada)†(a)	7.00%	3/31/2024	35,554	33,998,512
Murphy Oil Corp.	6.875%	8/15/2024	6,769	7,126,403
Oasis Petroleum, Inc.†	6.25%	5/1/2026	21,787	17,674,704
Parsley Energy LLC/Parsley Finance Corp.†	5.625%	10/15/2027	13,115	13,574,025
PDC Energy, Inc.	6.125%	9/15/2024	9,402	9,402,000
QEP Resources, Inc.	5.25%	5/1/2023	7,482	6,584,160
QEP Resources, Inc.	5.625%	3/1/2026	4,529	3,691,135
Range Resources Corp.	4.875%	5/15/2025	7,971	6,576,075
Sable Permian Resources Land LLC/AEPB Finance Corp.†	13.00%	11/30/2020	7,706	7,513,350
SM Energy Co.	6.625%	1/15/2027	20,528	17,551,440
SM Energy Co.	6.75%	9/15/2026	11,332	9,688,860
Southwestern Energy Co.	7.75%	10/1/2027	7,547	6,603,625
SRC Energy, Inc.	6.25%	12/1/2025	17,458	17,392,532
Tapstone Energy LLC/Tapstone Energy Finance Corp.†	9.75%	6/1/2022	17,808	4,897,200

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Energy: Exploration & Production (continued)

Tullow Oil plc (United Kingdom)†(a)	7.00%	3/1/2025	$19,402	$19,237,083
W&T Offshore, Inc.†	9.75%	11/1/2023	14,019	13,598,430
WPX Energy, Inc.	5.25%	9/15/2024	11,997	12,236,940
WPX Energy, Inc.	5.75%	6/1/2026	8,510	8,861,038
Total				490,864,098

Environmental 0.39%

Covanta Holding Corp.	6.00%	1/1/2027	6,851	7,159,295
Darling Ingredients, Inc.†	5.25%	4/15/2027	5,000	5,343,750
Waste Pro USA, Inc.†	5.50%	2/15/2026	13,669	14,284,105
Total				26,787,150

Food & Drug Retailers 0.32%

Albertsons Cos LLC/Safeway, Inc./Albertsons LP/Albertson’s LLC	6.625%	6/15/2024	14,498	15,259,145
Fresh Market, Inc. (The)†	9.75%	5/1/2023	11,579	6,628,978
Total				21,888,123

Food: Wholesale 1.76%

Arcor SAIC (Argentina)†(a)	6.00%	7/6/2023	1,822	1,503,168
Chobani LLC/Chobani Finance Corp., Inc.†	7.50%	4/15/2025	13,975	12,961,813
Dole Food Co., Inc.†	7.25%	6/15/2025	6,100	5,917,000
FAGE International SA/FAGE USA Dairy Industry, Inc. (Luxembourg)†(a)	5.625%	8/15/2026	15,536	13,720,230
JBS USA LUX SA/JBS USA Finance, Inc.†	6.75%	2/15/2028	15,107	16,900,956
Kernel Holding SA (Ukraine)†(a)	8.75%	1/31/2022	7,296	7,754,123
Lamb Weston Holdings, Inc.†	4.625%	11/1/2024	5,098	5,354,990
Lamb Weston Holdings, Inc.†	4.875%	11/1/2026	12,043	12,630,096
MHP Lux SA (Luxembourg)†(a)	6.95%	4/3/2026	7,807	8,036,229
Minerva Luxembourg SA (Luxembourg)†(a)	5.875%	1/19/2028	6,772	6,750,059
Performance Food Group, Inc.†	5.50%	6/1/2024	6,640	6,814,300
Post Holdings, Inc.†	5.50%	3/1/2025	13,432	14,103,600
Simmons Foods, Inc.†	7.75%	1/15/2024	6,368	6,909,280
Tonon Luxembourg SA (Luxembourg)†(a)	6.50%	10/31/2024	1,574	23,604
Total				119,379,448

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Forestry/Paper 0.35%

Louisiana-Pacific Corp.	4.875%	9/15/2024	$7,644	$7,892,430
Mercer International, Inc. (Canada)(a)	5.50%	1/15/2026	3,751	3,714,240
Mercer International, Inc. (Canada)(a)	7.375%	1/15/2025	5,467	5,644,677
Norbord, Inc. (Canada)†(a)	6.25%	4/15/2023	6,409	6,817,574
Total				24,068,921

Gaming 2.52%

Boyd Gaming Corp.	6.00%	8/15/2026	10,259	10,874,540
Buena Vista Gaming Authority†	13.00%	4/1/2023	12,631	13,578,325
Churchill Downs, Inc.†	4.75%	1/15/2028	15,907	16,463,745
Enterprise Development Authority (The)†	12.00%	7/15/2024	10,890	12,258,873
Everi Payments, Inc.†	7.50%	12/15/2025	13,209	13,902,472
Gateway Casinos & Entertainment Ltd. (Canada)†(a)	8.25%	3/1/2024	6,800	7,106,000
Jacobs Entertainment, Inc.†	7.875%	2/1/2024	5,705	6,075,825
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.	5.625%	5/1/2024	6,675	7,317,469
MGM Resorts International	4.625%	9/1/2026	22,007	22,887,280
Mohegan Gaming & Entertainment†	7.875%	10/15/2024	6,983	6,779,096
Penn National Gaming, Inc.†	5.625%	1/15/2027	13,855	14,289,354
Stars Group Holdings BV/Stars Group US Co-Borrower LLC (Netherlands)†(a)	7.00%	7/15/2026	6,677	7,102,659
Station Casinos LLC†	5.00%	10/1/2025	6,918	7,074,347
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.†	5.875%	5/15/2025	6,952	6,899,860
Twin River Worldwide Holdings, Inc.†	6.75%	6/1/2027	13,055	13,789,344
Wynn Macau Ltd. (Macau)†(a)	5.50%	10/1/2027	5,029	4,991,283
Total				171,390,472

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2019

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Gas Distribution 2.40%

Antero Midstream Partners LP/Antero Midstream Finance Corp.	5.375%	9/15/2024		$8,225	$7,793,187
Buckeye Partners LP	3.95%	12/1/2026		8,316	7,410,562
Buckeye Partners LP	4.125%	12/1/2027		6,953	6,116,102
Buckeye Partners LP	6.375%(3 Mo. LIBOR + 4.02%) #	1/22/2078		9,253	7,009,148
Cheniere Corpus Christi Holdings LLC	5.125%	6/30/2027		22,047	24,417,052
Cheniere Corpus Christi Holdings LLC	5.875%	3/31/2025		23,628	26,404,290
Cheniere Corpus Christi Holdings LLC	7.00%	6/30/2024		5,664	6,549,000
Holly Energy Partners LP/Holly Energy Finance Corp.†	6.00%	8/1/2024		7,202	7,583,706
LBC Tank Terminals Holding Netherlands BV (Belgium)†(a)	6.875%	5/15/2023		7,105	7,211,575
NGPL PipeCo LLC†	4.875%	8/15/2027		13,014	13,864,162
Plains All American Pipeline LP	6.125%(3 Mo. LIBOR + 4.11%) #	—	(h)	10,763	10,241,210
Rockpoint Gas Storage Canada Ltd. (Canada)†(a)	7.00%	3/31/2023		9,566	9,742,971
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	4.25%	11/15/2023		5,738	5,752,345
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	5.375%	2/1/2027		9,221	9,560,333
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	5.875%	4/15/2026		7,718	8,113,547
Targa Resources Partners LP/Targa Resources Partners Finance Corp.†	6.50%	7/15/2027		4,493	4,886,138
Total					162,655,328

Health Facilities 3.53%

Acadia Healthcare Co., Inc.	5.625%	2/15/2023		6,684	6,859,388
AHP Health Partners, Inc.†	9.75%	7/15/2026		12,077	13,032,593
CHS/Community Health Systems, Inc.	5.125%	8/1/2021		7,130	7,156,738
CHS/Community Health Systems, Inc.	8.00%	11/15/2019		17,912	17,564,955
HCA, Inc.	5.50%	6/15/2047		32,035	36,864,903

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Facilities (continued)

HCA, Inc.	5.875%	2/15/2026	$1,453	$1,661,142
HCA, Inc.	7.50%	12/15/2023	10,647	12,124,271
HCA, Inc.	7.69%	6/15/2025	3,765	4,527,413
HCA, Inc.	8.36%	4/15/2024	12,701	14,939,551
MPT Operating Partnership LP/MPT Finance Corp.	5.00%	10/15/2027	15,107	16,164,490
Rede D’or Finance Sarl (Luxembourg)†(a)	4.95%	1/17/2028	12,951	12,999,566
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.†	9.75%	12/1/2026	22,882	24,512,342
Surgery Center Holdings, Inc.†	6.75%	7/1/2025	11,018	9,482,311
Surgery Center Holdings, Inc.†	10.00%	4/15/2027	12,212	11,723,520
Tenet Healthcare Corp.	5.125%	5/1/2025	31,075	31,230,375
Tenet Healthcare Corp.	6.75%	6/15/2023	18,399	18,973,969
Total				239,817,527

Health Services 2.49%

Air Medical Group Holdings, Inc.†	6.375%	5/15/2023	11,482	10,118,512
BCPE Cycle Merger Sub II, Inc.†	10.625%	7/15/2027	12,788	12,500,270
Catalent Pharma Solutions, Inc.†	5.00%	7/15/2027	9,891	10,386,638
DaVita, Inc.	5.00%	5/1/2025	13,651	13,719,255
DaVita, Inc.	5.125%	7/15/2024	10,705	10,915,996
Hadrian Merger Sub, Inc.†	8.50%	5/1/2026	11,830	11,356,800
HCA, Inc.	5.875%	2/1/2029	10,817	12,466,592
Jaguar Holding Co. II/Pharmaceutical Product Development LLC†	6.375%	8/1/2023	6,864	7,104,240
MPH Acquisition Holdings LLC†	7.125%	6/1/2024	7,375	6,628,724
NVA Holdings, Inc.†	6.875%	4/1/2026	6,808	7,303,622
Service Corp. International	4.625%	12/15/2027	10,263	10,737,664
Service Corp. International	5.125%	6/1/2029	6,241	6,709,075
Tenet Healthcare Corp.†	6.25%	2/1/2027	17,889	18,582,199
Verscend Escrow Corp.†	9.75%	8/15/2026	22,745	24,435,636
West Street Merger Sub, Inc.†	6.375%	9/1/2025	6,958	6,229,497
Total				169,194,720

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Hotels 0.97%

Hilton Domestic Operating Co., Inc.†	4.875%	1/15/2030	$11,716	$12,565,410
Hilton Domestic Operating Co., Inc.	5.125%	5/1/2026	13,784	14,583,472
Marriott Ownership Resorts, Inc./ILG LLC	6.50%	9/15/2026	10,269	11,133,650
Wyndham Destinations, Inc.	5.75%	4/1/2027	12,689	13,593,091
Wyndham Destinations, Inc.	6.35%	10/1/2025	6,014	6,622,918
Wyndham Hotels & Resorts, Inc.†	5.375%	4/15/2026	7,267	7,648,517
Total				66,147,058

Insurance Brokerage 0.67%

Acrisure LLC/Acrisure Finance, Inc.†	7.00%	11/15/2025	7,728	7,155,819
Acrisure LLC/Acrisure Finance, Inc.†	8.125%	2/15/2024	8,669	9,357,102
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer†	8.25%	8/1/2023	8,263	8,459,246
AssuredPartners, Inc.†	7.00%	8/15/2025	6,844	6,861,110
HUB International Ltd.†	7.00%	5/1/2026	13,577	13,814,598
Total				45,647,875

Integrated Energy 0.61%

Cheniere Energy Partners LP	5.25%	10/1/2025	10,042	10,418,575
Cheniere Energy Partners LP	5.625%	10/1/2026	11,493	12,182,580
Rio Oil Finance Trust Series 2018-1 (Brazil)†(a)	8.20%	4/6/2028	16,289	18,630,544
Total				41,231,699

Investments & Miscellaneous Financial Services 0.73%

AG Merger Sub II, Inc.†	10.75%	8/1/2027	4,928	4,928,000
Fairstone Financial, Inc. (Canada)†(a)	7.875%	7/15/2024	6,816	7,126,980
Global Aircraft Leasing Co. Ltd. PIK 7.25%†	6.50%	9/15/2024	13,346	13,312,635
Radian Group, Inc.	4.875%	3/15/2027	16,618	16,971,132
Theta Capital Pte Ltd. (Singapore)(a)	6.75%	10/31/2026	7,695	6,967,275
Total				49,306,022

Machinery 0.93%

Itron, Inc.†	5.00%	1/15/2026	13,383	13,717,575
Mueller Water Products, Inc.†	5.50%	6/15/2026	16,698	17,616,390
RBS Global, Inc./Rexnord LLC†	4.875%	12/15/2025	20,290	21,000,150

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Machinery (continued)

Titan Acquisition Ltd./Titan Co-Borrower LLC (Canada)†(a)	7.75%	4/15/2026	$11,721	$10,636,807
Total				62,970,922

Managed Care 0.95%

Centene Corp.	4.75%	1/15/2025	20,649	21,474,960
Centene Corp.†	5.375%	6/1/2026	14,419	15,450,680
Molina Healthcare, Inc.†	4.875%	6/15/2025	20,087	20,564,066
Molina Healthcare, Inc.	5.375%	11/15/2022	6,315	6,773,090
Total				64,262,796

Media: Content 3.46%

AMC Networks, Inc.	4.75%	8/1/2025	20,580	21,094,500
AMC Networks, Inc.	5.00%	4/1/2024	11,871	12,256,808
Belo Corp.	7.25%	9/15/2027	11,082	12,356,430
Diamond Sports Group LLC/Diamond Sports Finance Co.†	6.625%	8/15/2027	9,456	9,928,800
EW Scripps Co. (The)†	5.125%	5/15/2025	13,494	13,628,940
Gray Television, Inc.†	5.125%	10/15/2024	5,110	5,288,850
Gray Television, Inc.†	5.875%	7/15/2026	11,267	11,802,183
Gray Television, Inc.†	7.00%	5/15/2027	11,511	12,629,869
Netflix, Inc.	4.875%	4/15/2028	15,422	16,173,822
Netflix, Inc.	5.875%	2/15/2025	26,193	28,976,006
Netflix, Inc.	5.875%	11/15/2028	6,182	6,931,568
Sinclair Television Group, Inc.†	5.125%	2/15/2027	26,509	26,636,243
Sinclair Television Group, Inc.†	5.875%	3/15/2026	13,206	13,882,807
Sirius XM Radio, Inc.†	4.625%	7/15/2024	10,714	11,209,523
Sirius XM Radio, Inc.†	5.00%	8/1/2027	22,224	23,529,660
Sirius XM Radio, Inc.†	5.375%	7/15/2026	4,500	4,770,000
Univision Communications, Inc.†	5.125%	2/15/2025	4,041	3,919,325
Total				235,015,334

Media: Diversified 0.24%

Nexstar Escrow, Inc.†	5.625%	7/15/2027	15,418	16,111,810

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Medical Products 0.35%

Hill-Rom Holdings, Inc.†	5.00%	2/15/2025	$8,573	$8,851,623
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA†	6.625%	5/15/2022	7,030	6,819,100
Teleflex, Inc.	4.625%	11/15/2027	4,187	4,442,951
Teleflex, Inc.	4.875%	6/1/2026	3,307	3,500,327
Total				23,614,001

Metals/Mining (Excluding Steel) 2.58%

Baffinland Iron Mines Corp. (Canada)†(a)	8.75%	7/15/2026	16,144	16,507,240
Barminco Finance Pty Ltd. (Australia)†(a)	6.625%	5/15/2022	9,650	9,953,975
Cleveland-Cliffs, Inc.	5.75%	3/1/2025	6,759	6,792,795
Cleveland-Cliffs, Inc.†	5.875%	6/1/2027	7,077	6,917,768
Coeur Mining, Inc.	5.875%	6/1/2024	10,447	10,469,357
Compass Minerals International, Inc.†	4.875%	7/15/2024	9,384	9,125,940
CONSOL Energy, Inc.†	11.00%	11/15/2025	13,816	14,265,020
Eterna Capital Pte Ltd. PIK 8.00% (Singapore)(a)	8.00%	12/11/2022	6,768	5,011,194
Freeport-McMoRan, Inc.	3.875%	3/15/2023	35,840	36,302,336
Freeport-McMoRan, Inc.	5.25%	9/1/2029	10,545	10,516,528
Hecla Mining Co.	6.875%	5/1/2021	10,692	10,478,160
Mirabela Nickel Ltd. (Australia)(a)	1.00%	9/10/2044	51	5	(c)
New Gold, Inc. (Canada)†(a)	6.25%	11/15/2022	14,872	14,648,920
Novelis Corp.†	5.875%	9/30/2026	7,009	7,420,779
Rain CII Carbon LLC/CII Carbon Corp.†	7.25%	4/1/2025	7,095	6,704,775
Warrior Met Coal, Inc.†	8.00%	11/1/2024	9,760	10,193,100
Total				175,307,892

Monoline Insurance 0.10%

MGIC Investment Corp.	5.75%	8/15/2023	6,339	6,949,129

Multi-Line Insurance 0.21%

Genworth Holdings, Inc.	4.90%	8/15/2023	15,076	14,435,270

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil Field Equipment & Services 1.89%

Apergy Corp.	6.375%	5/1/2026	$16,019	$16,179,190
Archrock Partners LP/Archrock Partners Finance Corp.†	6.875%	4/1/2027	8,835	9,298,838
Bristow Group, Inc.†(i)	8.75%	3/1/2023	9,308	9,075,300
CSI Compressco LP/CSI Compressco Finance, Inc.†	7.50%	4/1/2025	11,534	11,332,155
Exterran Energy Solutions LP/EES Finance Corp.	8.125%	5/1/2025	10,120	10,214,824
Nine Energy Service, Inc.†	8.75%	11/1/2023	10,192	9,249,240
Oceaneering International, Inc.	4.65%	11/15/2024	9,488	9,130,397
Oceaneering International, Inc.	6.00%	2/1/2028	11,581	11,204,617
Precision Drilling Corp. (Canada)(a)	5.25%	11/15/2024	3,219	2,776,388
Transocean Phoenix 2 Ltd.†	7.75%	10/15/2024	6,293	6,677,916
Transocean Pontus Ltd.†	6.125%	8/1/2025	7,264	7,401,473
Transocean Poseidon Ltd.†	6.875%	2/1/2027	17,845	18,670,331
Transocean Proteus Ltd.†	6.25%	12/1/2024	6,733	6,917,901
Total				128,128,570

Oil Refining & Marketing 0.21%

Citgo Holding, Inc.†	9.25%	8/1/2024	13,667	14,521,188

Packaging 1.35%

Ball Corp.	4.875%	3/15/2026	13,792	15,171,200
Berry Global, Inc.†	4.875%	7/15/2026	14,128	14,869,720
Flex Acquisition Co., Inc.†	7.875%	7/15/2026	7,634	6,927,855
Intertape Polymer Group, Inc. (Canada)†(a)	7.00%	10/15/2026	11,553	12,015,120
Mauser Packaging Solutions Holding Co.†	7.25%	4/15/2025	10,600	10,162,750
Pactiv LLC	7.95%	12/15/2025	9,754	10,558,705
Sealed Air Corp.†	6.875%	7/15/2033	8,808	10,305,360
TriMas Corp.†	4.875%	10/15/2025	7,379	7,485,073
Trivium Packaging Finance BV (Netherlands)†(a)	5.50%	8/15/2026	2,781	2,947,860
Trivium Packaging Finance BV (Netherlands)†(a)	8.50%	8/15/2027	983	1,059,183
Total				91,502,826

Personal & Household Products 0.64%

Coty, Inc.†	6.50%	4/15/2026	13,802	13,077,395
Energizer Holdings, Inc.†	6.375%	7/15/2026	7,865	8,307,406
Mattel, Inc.	5.45%	11/1/2041	8,271	6,534,090
Mattel, Inc.†	6.75%	12/31/2025	15,025	15,475,750
Total				43,394,641

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Pharmaceuticals 1.21%

Bausch Health Americas, Inc.†	8.50%	1/31/2027	$33,852	$37,659,673
Bausch Health Cos., Inc.†	5.50%	3/1/2023	4,085	4,141,169
Bausch Health Cos., Inc.†	7.00%	3/15/2024	6,590	6,976,569
Bausch Health Cos., Inc.†	7.25%	5/30/2029	4,847	5,137,820
Bausch Health Cos., Inc. Canada†	5.875%	5/15/2023	15,167	15,413,464
Horizon Pharma USA, Inc.†	5.50%	8/1/2027	12,544	13,108,480
Total				82,437,175

Printing & Publishing 0.15%

Meredith Corp.	6.875%	2/1/2026	9,692	10,273,520

Rail 0.16%

Rumo Luxembourg Sarl (Luxembourg)†(a)	5.875%	1/18/2025	10,491	11,028,664

Recreation & Travel 0.63%

Boyne USA, Inc.†	7.25%	5/1/2025	9,061	9,933,121
Merlin Entertainments plc (United Kingdom)†(a)	5.75%	6/15/2026	7,625	7,968,125
Six Flags Entertainment Corp.†	4.875%	7/31/2024	6,820	7,075,750
VOC Escrow Ltd.†	5.00%	2/15/2028	17,203	17,719,090
Total				42,696,086

Restaurants 1.07%

IRB Holding Corp.†	6.75%	2/15/2026	20,287	20,439,152
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC†	4.75%	6/1/2027	11,533	12,109,650
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC†	5.00%	6/1/2024	13,090	13,564,513
Wendy’s International LLC	7.00%	12/15/2025	10,154	11,017,090
Yum! Brands, Inc.	5.35%	11/1/2043	16,487	15,745,085
Total				72,875,490

Software/Services 0.89%

Fair Isaac Corp.†	5.25%	5/15/2026	9,983	10,681,810
Go Daddy Operating Co. LLC/GD Finance Co., Inc.†	5.25%	12/1/2027	6,753	7,149,739

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Software/Services (continued)

j2 Cloud Services LLC/j2 Global Co-Obligor, Inc.†	6.00%	7/15/2025	$9,955	$10,513,973
Match Group, Inc.†	5.00%	12/15/2027	20,146	21,254,030
VeriSign, Inc.	5.25%	4/1/2025	9,788	10,730,095
Total				60,329,647

Specialty Retail 1.30%

Asbury Automotive Group, Inc.	6.00%	12/15/2024	6,700	6,959,625
Claire’s Stores, Inc.	14.00%	3/15/2039	1,629	2,850,750	(b)
Guitar Center, Inc.†	9.50%	10/15/2021	7,285	6,884,325
KGA Escrow LLC†	7.50%	8/15/2023	6,791	7,105,084
Murphy Oil USA, Inc.	5.625%	5/1/2027	8,668	9,144,740
PetSmart, Inc.†	5.875%	6/1/2025	5,848	5,760,280
Sally Holdings LLC/Sally Capital, Inc.	5.625%	12/1/2025	7,041	7,076,205
Sonic Automotive, Inc.	6.125%	3/15/2027	7,325	7,398,250
Under Armour, Inc.	3.25%	6/15/2026	15,049	14,714,287
Weight Watchers International, Inc.†	8.625%	12/1/2025	7,283	7,337,622
William Carter Co. (The)†	5.625%	3/15/2027	12,004	12,829,035
Total				88,060,203

Steel Producers/Products 0.51%

CSN Resources SA (Brazil)†(a)	7.625%	4/17/2026	13,193	13,324,930
Joseph T Ryerson & Son, Inc.†	11.00%	5/15/2022	4,912	5,159,135
Steel Dynamics, Inc.	4.125%	9/15/2025	7,556	7,650,450
Steel Dynamics, Inc.	5.00%	12/15/2026	7,875	8,249,062
Total				34,383,577

Support: Services 3.57%

Ahern Rentals, Inc.†	7.375%	5/15/2023	9,694	8,409,545
Algeco Global Finance plc (United Kingdom)†(a)	8.00%	2/15/2023	6,649	6,687,232
Ashtead Capital, Inc.†	5.25%	8/1/2026	4,462	4,774,340
Brand Industrial Services, Inc.†	8.50%	7/15/2025	15,804	14,006,295
Brink’s Co. (The)†	4.625%	10/15/2027	14,438	14,726,760
Capitol Investment Merger Sub 2 LLC†	10.00%	8/1/2024	6,723	6,991,920
Cardtronics, Inc./Cardtronics USA, Inc.†	5.50%	5/1/2025	10,413	10,465,065
Cloud Crane LLC†	10.125%	8/1/2024	6,087	6,558,743
Diebold Nixdorf, Inc.	8.50%	4/15/2024	14,442	13,557,427

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Support: Services (continued)

Garda World Security Corp. (Canada)†(a)	8.75%	5/15/2025	$10,372	$10,750,993
GEO Group, Inc. (The)	6.00%	4/15/2026	15,364	13,366,680
H&E Equipment Services, Inc.	5.625%	9/1/2025	10,554	11,094,892
Marble II Pte Ltd. (Singapore)†(a)	5.30%	6/20/2022	7,814	7,841,190
Mobile Mini, Inc.	5.875%	7/1/2024	6,191	6,438,640
Ritchie Bros Auctioneers, Inc. (Canada)†(a)	5.375%	1/15/2025	7,406	7,748,528
ServiceMaster Co. LLC (The)†	5.125%	11/15/2024	7,023	7,389,109
Sotheby’s†	4.875%	12/15/2025	7,164	7,378,920
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.†	6.75%	6/1/2025	7,651	7,898,127
United Rentals North America, Inc.	4.625%	10/15/2025	6,810	7,029,282
United Rentals North America, Inc.	4.875%	1/15/2028	28,407	29,898,367
United Rentals North America, Inc.	5.25%	1/15/2030	10,489	11,249,452
WeWork Cos., Inc.†	7.875%	5/1/2025	14,188	14,542,700
Williams Scotsman International, Inc.†	6.875%	8/15/2023	13,105	13,760,250
Total				242,564,457

Technology Hardware & Equipment 0.60%

CDW LLC/CDW Finance Corp.	5.50%	12/1/2024	8,825	9,652,344
CommScope, Inc.†	8.25%	3/1/2027	7,140	7,023,975
Western Digital Corp.	4.75%	2/15/2026	23,503	24,112,903
Total				40,789,222

Telecommunications 0.32%

Diamond Sports Group LLC/Diamond Sports Finance Co.†	5.375%	8/15/2026	20,569	21,648,873

Telecommunications: Satellite 1.32%

Hughes Satellite Systems Corp.	5.25%	8/1/2026	6,723	7,151,591
Inmarsat Finance plc (United Kingdom)†(a)	6.50%	10/1/2024	6,538	6,889,418
Intelsat Jackson Holdings SA (Luxembourg)(a)	5.50%	8/1/2023	29,814	27,279,810
Intelsat Jackson Holdings SA (Luxembourg)†(a)	8.50%	10/15/2024	13,134	13,068,330
Intelsat Luxembourg SA (Luxembourg)(a)	8.125%	6/1/2023	17,788	14,230,400
ViaSat, Inc.†	5.625%	4/15/2027	19,897	21,190,305
Total				89,809,854

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Telecommunications: Wireless 2.54%

Millicom International Cellular SA (Luxembourg)†(a)	6.625%	10/15/2026	$8,786	$9,587,722
Qorvo, Inc.	5.50%	7/15/2026	7,095	7,591,792
Sprint Capital Corp.	6.875%	11/15/2028	114,945	127,732,631
Sprint Corp.	7.625%	3/1/2026	7,011	7,896,139
T-Mobile USA, Inc.	6.50%	1/15/2026	17,984	19,377,760
Total				172,186,044

Telecommunications: Wireline Integrated & Services 1.15%

Cogent Communications Group, Inc.†	5.375%	3/1/2022	8,907	9,285,548
DKT Finance ApS (Denmark)†(a)	9.375%	6/17/2023	21,942	23,632,631
GCI LLC	6.875%	4/15/2025	12,746	13,447,030
Telecom Argentina SA (Argentina)†(a)	8.00%	7/18/2026	9,256	7,451,080
Telefonica Celular del Paraguay SA (Paraguay)†(a)	5.875%	4/15/2027	6,699	7,126,061
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC	8.25%	10/15/2023	11,527	10,259,030
WTT Investment Ltd. (Hong Kong)†(a)	5.50%	11/21/2022	6,569	6,773,694
Total				77,975,074

Theaters & Entertainment 0.11%

Live Nation Entertainment, Inc.†	5.625%	3/15/2026	6,779	7,245,056

Tobacco 0.06%

Pyxus International, Inc.	9.875%	7/15/2021	4,989	3,966,255

Transportation: Infrastructure/Services 1.04%

Autopistas del Sol SA (Costa Rica)†(a)	7.375%	12/30/2030	11,025	11,162,756
Delhi International Airport Ltd. (India)†(a)	6.45%	6/4/2029	6,848	7,232,447
Dynagas LNG Partners LP/Dynagas Finance, Inc. (Greece)(a)	6.25%	10/30/2019	7,254	6,709,950
Golar LNG Partners LP (United Kingdom)†(a)	8.408%(3 Mo. LIBOR + 6.25%) #	5/18/2021	7,000	6,999,852
Great Lakes Dredge & Dock Corp.	8.00%	5/15/2022	6,767	7,206,855
Stena AB (Sweden)†(a)	7.00%	2/1/2024	14,221	14,007,685
Uber Technologies, Inc.†	8.00%	11/1/2026	9,404	9,915,342
XPO CNW, Inc.	6.70%	5/1/2034	7,479	7,366,815
Total				70,601,702
Total High Yield Corporate Bonds (cost $5,417,230,458)				5,569,529,942

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 0.33%

Caesars Palace Las Vegas Trust 2017-VICI E†	4.499	%#(j)	10/15/2034	$7,954	$8,276,617
Caesars Palace Las Vegas Trust 2017-VICI F†	4.499	%#(j)	10/15/2034	13,397	13,735,631
Morgan Stanley Capital I Trust 2005-IQ9 G†	5.51	%#(j)	7/15/2056	2,000	104,169
Total Non-Agency Commercial Mortgage-Backed Securities (cost $21,802,380)					22,116,417

	Dividend Rate			Shares (000)
PREFERRED STOCK 0.00%

Energy: Exploration & Production

Templar Energy LLC (cost $1,913,468)	Zero Coupon			203	—	(b)

	Exercise Price		Expiration Date
WARRANT 0.00%

Personal & Household Products

Remington Outdoor Co., Inc.* (cost $754,851)	$35.05		5/15/2022	129	1,294	(b)
Total Long-Term Investments (cost $6,471,136,007)					6,566,791,334

				Principal Amount (000)
SHORT-TERM INVESTMENT 1.85%

REPURCHASE AGREEMENT

Repurchase Agreement dated 8/30/2019, 1.25% due 9/3/2019 with Fixed Income Clearing Corp. collateralized by $125,440,000 of U.S. Treasury Note at 2.25% due 3/31/2021; value: $127,797,268; proceeds: $125,305,338 (cost $125,287,937)				$125,288	125,287,937
Total Investments in Securities 98.56% (cost $6,596,423,944)					6,692,079,271
Less Unfunded Loan Commitments (0.30%) (cost $20,212,940)					(20,207,736)
Net Investments 98.26% (cost $6,576,211,004)					6,671,871,535
Cash, Foreign Cash and Other Assets in Excess of Liabilities(k) 1.74%					117,893,345
Net Assets 100.00%					$6,789,764,880

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2019

EUR	euro.
GBP	British pound.
ZAR	South African rand.
ADR	American Depositary Receipt.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
Units	More than one class of securities traded together.

*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at August 31, 2019.
(a)	Foreign security traded in U.S. dollars.
(b)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(c)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Security fair valued by the Pricing Committee.
(d)	Investment in non-U.S. dollar denominated securities.
(e)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at August 31, 2019.
(f)	Interest rate to be determined.
(g)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(h)	Security is perpetual in nature and has no stated maturity.
(i)	Defaulted (non-income producing security).
(j)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(k)	Cash, Foreign Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

Centrally Cleared Credit Default Swaps on Indexes - Sell Protection at August 31, 2019(1):

Referenced Index	Central Clearing party	Fund Receives (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Depreciation(3)
Markit CDX.NA.HY.32(4)(5)	Credit Suisse	5.00%	6/20/2024	$30,195,990	$32,210,170	$2,073,231	$(59,051)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.

(2)	Upfront payments received by Central Clearing Party are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $0. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $59,051.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).
(5)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of high yield securities.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2019

Credit Default Swaps on Indexes - Sell Protection at August 31, 2019(1):

Referenced Issuer	Swap Counterparty	Fund Receives (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Appreciation(3)	Credit Default Swap Agreements Payable at Fair Value(4)
Tesla	J.P. Morgan	1.00%	6/20/2020	$7,938,000	$7,787,452	$(270,255)	$119,707	$(150,548)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.

(2)	Upfront payments received are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps in Indexes amounted to $119,707. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $0.
(4)	Includes upfront payments received.

Open Forward Foreign Currency Exchange Contracts at August 31, 2019:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
British pound	Sell	Bank of America	9/5/2019	44,260,000	$56,189,354	$53,857,827	$2,331,527
British pound	Sell	Citibank	9/5/2019	6,108,000	7,609,512	7,432,526	176,986
British pound	Sell	J.P. Morgan	9/5/2019	132,000	161,829	160,624	1,205
British pound	Sell	Morgan Stanley	9/5/2019	1,769,000	2,234,930	2,152,609	82,321
British pound	Sell	State Street Bank and Trust	9/5/2019	366,000	448,188	445,367	2,821
euro	Sell	Bank of America	9/9/2019	60,721,000	68,694,457	66,760,546	1,933,911
euro	Sell	Morgan Stanley	9/9/2019	784,000	887,270	861,980	25,290
euro	Sell	Standard Chartered Bank	9/9/2019	5,545,000	6,243,786	6,096,527	147,259
euro	Sell	State Street Bank and Trust	9/9/2019	5,422,000	6,203,744	5,961,293	242,451
euro	Sell	State Street Bank and Trust	9/9/2019	2,625,000	3,006,208	2,886,093	120,115
euro	Sell	State Street Bank and Trust	9/9/2019	3,064,000	3,450,030	3,368,757	81,273
euro	Sell	State Street Bank and Trust	9/9/2019	1,865,000	2,082,056	2,050,500	31,556
euro	Sell	State Street Bank and Trust	9/9/2019	3,065,000	3,442,777	3,369,857	72,920
euro	Sell	State Street Bank and Trust	11/14/2019	74,250,000	83,911,410	82,051,836	1,859,574
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$7,109,209

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2019

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
British pound	Buy	State Street Bank and Trust	9/5/2019	8,871,000	$11,054,550	$10,794,686	$(259,864)
British pound	Buy	State Street Bank and Trust	9/5/2019	7,115,000	8,743,261	8,657,895	(85,366)
euro	Buy	J.P. Morgan	9/9/2019	1,810,000	2,019,285	1,990,030	(29,255)
euro	Buy	State Street Bank and Trust	9/9/2019	6,516,000	7,433,620	7,164,107	(269,513)
euro	Buy	Toronto Dominion Bank	9/9/2019	1,800,000	2,000,895	1,979,035	(21,860)
British pound	Sell	State Street Bank and Trust	9/5/2019	202,000	245,424	245,804	(380)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(666,238)

Open Futures Contracts at August 31, 2019:

Type	Expiration	Contracts	Position		Notional Amount		Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	December 2019	8,164	Long		$1,763,502,129		$1,764,380,722	$878,593
U.S. 5-Year Treasury Note	December 2019	1,626	Long		195,059,301		195,081,891	22,590
U.S. Long Bond	December 2019	2,582	Short		(427,887,310)		(426,675,500)	1,211,810
Total Unrealized Appreciation on Open Futures Contracts								$2,112,993

Type	Expiration	Contracts	Position		Notional Amount		Notional Value	Unrealized Depreciation
Euro-Bobl	September 2019	30	Short	EUR	(4,016,347)	EUR	(4,086,900)	$(77,541)
Euro-Bund	September 2019	301	Short		(51,455,417)		(53,909,100)	(2,696,719)
U.S. 10-Year Treasury Note	December 2019	1,953	Long		$257,818,206		$257,246,719	(571,487)
U.S. 10-Year Ultra	December 2019	515	Short		(74,175,156)		(74,385,312)	(210,156)
U.S. Ultra Treasury Bond	December 2019	205	Long		40,686,549		40,474,688	(211,861)
Total Unrealized Depreciation on Open Futures Contracts								$(3,767,764)

The following is a summary of the inputs used as of August 31, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Energy: Exploration & Production	$10,328,573	$—	$—	$10,328,573
Food & Drug Retailers	6,640,649	—	197	6,640,846
Investments & Miscellaneous Financial Services	6,874,452	—	48,812	6,923,264
Personal & Household Products	7,666,739	6,620,671	—	14,287,410
Specialty Retail	12,771,234	4,676,006	—	17,447,240
Transportation: Infrastructure/Services	—	—	2,314,142	2,314,142
Remaining Industries	209,101,956	—	—	209,101,956
Convertible Bonds	—	70,136,311	—	70,136,311
Convertible Preferred Stock	6,889,177	—	—	6,889,177
Floating Rate Loans
Aerospace/Defense	—	5,968,800	9,223,210	15,192,010

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2019

Investment Type(2)	Level 1	Level 2	Level 3	Total
Electric: Generation	$—	$42,853,835	$17,566,426	$60,420,261
Electric: Integrated	—	8,655,763	838,131	9,493,894
Food & Drug Retailers	—	—	279	279
Gaming	—	14,687,586	3,375,970	18,063,556
Health Services	—	14,010,093	7,234,995	21,245,088
Oil Field Equipment & Services	—	—	12,981,328	12,981,328
Personal & Household Products	—	21,389,049	738,397	22,127,446
Printing & Publishing	—	—	6,905,002	6,905,002
Recreation & Travel	—	—	8,996,788	8,996,788
Support: Services	—	23,420,940	10,049,661	33,470,601
Remaining Industries	—	172,854,892	—	172,854,892
Less Unfunded Loan Commitments	—	(19,124,790)	(1,082,946)	(20,207,736)
Foreign Bonds	—	203,706,684	—	203,706,684
Foreign Government Obligations	—	45,616,933	—	45,616,933
High Yield Corporate Bonds
Automakers	—	64,178,398	850	64,179,248
Banking	—	206,642,823	1,000	206,643,823
Metals/Mining (Excluding Steel)	—	175,307,887	5	175,307,892
Specialty Retail	—	85,209,453	2,850,750	88,060,203
Remaining Industries	—	5,035,338,776	—	5,035,338,776
Non-Agency Commercial Mortgage-Backed Securities	—	22,116,417	—	22,116,417
Preferred Stock	—	—	—	—
Warrant	—	—	1,294	1,294
Short-Term Investment
Repurchase Agreement	—	125,287,937	—	125,287,937
Total	$260,272,780	$6,329,554,464	$82,044,291	$6,671,871,535
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$—	$—	$—	$—
Liabilities	—	(59,051)	—	(59,051)
Credit Default Swap Contracts
Assets	—	—	—	—
Liabilities	—	(150,548)	—	(150,548)
Forward Foreign Currency Exchange Contracts
Assets	—	7,109,209	—	7,109,209
Liabilities	—	(666,238)	—	(666,238)
Futures Contracts
Assets	2,112,993	—	—	2,112,993
Liabilities	(3,767,764)	—	—	(3,767,764)
Total	$(1,654,771)	$6,233,372	$—	$4,578,601

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2019

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Common Stocks	Floating Rate Loans	High Yield Corporate Bonds	Preferred Stock	Warrants
Balance as of December 1, 2018	$11,723,618	$87,182,158	$1,557,290	$—	$1,294
Accrued Discounts (Premiums)	—	187,382	1,430	—	—
Realized Gain (Loss)	—	568,892	23,288	—	—
Change in Unrealized Appreciation (Depreciation)	335,515	(2,347,649)	1,242,833	(608,971)	—
Purchases	—	36,094,413	121,029	46,815	—
Sales	(12,944,483)	(50,779,264)	(93,265)	—	—
Transfers into Level 3	4,499,670	13,146,989	—	562,156	—
Transfers out of Level 3	(1,251,169)	(7,225,680)	—	—	—
Balance as of August 31, 2019	$2,363,151	$76,827,241	$2,852,605	$—	$1,294
Change in unrealized appreciation/depreciation for the period ended August 31, 2019, related to Level 3 investments held at August 31, 2019	$335,515	$1,064,467	$1,173,166	$(608,971)	$—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 90.93%

ASSET-BACKED SECURITIES 6.91%

Automobiles 2.30%

ACC Trust 2018-1 B†	4.82%	5/20/2021	$1,124	$1,129,816
ACC Trust 2018-1 C†	6.81%	2/21/2023	870	882,890
Avis Budget Rental Car Funding AESOP LLC 2015-2A†	2.63%	12/20/2021	710	713,944
BMW Vehicle Lease Trust 2019-1 A2	2.79%	3/22/2021	3,917	3,931,727
California Republic Auto Receivables Trust 2015-2 A4	1.75%	1/15/2021	281	280,662
California Republic Auto Receivables Trust 2015-2 B	2.53%	6/15/2021	5,359	5,357,727
California Republic Auto Receivables Trust 2015-4 B†	3.73%	11/15/2021	1,131	1,137,002
Capital Auto Receivables Asset Trust 2015-3 D	3.34%	3/22/2021	3,625	3,628,909
Capital Auto Receivables Asset Trust 2018-1 A3†	2.79%	1/20/2022	7,285	7,307,822
CPS Auto Trust 2017-A D†	4.61%	12/15/2022	2,500	2,569,510
Drive Auto Receivables Trust 2015-BA D†	3.84%	7/15/2021	625	626,422
Drive Auto Receivables Trust 2015-DA D†	4.59%	1/17/2023	637	639,279
Drive Auto Receivables Trust 2016-CA C†	3.02%	11/15/2021	548	548,235
Drive Auto Receivables Trust 2016-CA D†	4.18%	3/15/2024	707	719,283
Drive Auto Receivables Trust 2017-1 C	2.84%	4/15/2022	2,385	2,386,564
Drive Auto Receivables Trust 2019-2 A2A	2.93%	3/15/2022	4,560	4,569,615
Enterprise Fleet Financing LLC 2018-1 A2†	2.87%	10/20/2023	1,331	1,337,660
Flagship Credit Auto Trust 2019-1 D†	4.08%	2/18/2025	4,000	4,175,118
Foursight Capital Automobile Receivables Trust 2018-1 D†	4.19%	11/15/2023	3,500	3,609,329
GM Financial Automobile Leasing Trust 2017-3 A3	2.01%	11/20/2020	2,890	2,888,768
Santander Drive Auto Receivables Trust 2015-2 D	3.02%	4/15/2021	2,145	2,146,486
Santander Drive Auto Receivables Trust 2015-2 E†	4.02%	9/15/2022	7,875	7,891,111
Santander Drive Auto Receivables Trust 2016-1 D	4.02%	4/15/2022	887	896,427
Total				59,374,306

Credit Cards 0.39%

Synchrony Credit Card Master Note Trust 2017-2 B	2.82%	10/15/2025	1,844	1,879,158
World Financial Network Credit Card Master Trust 2016-A	2.03%	4/15/2025	4,424	4,435,129
World Financial Network Credit Card Master Trust 2017-C M	2.66%	8/15/2024	3,684	3,691,836
Total				10,006,123

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other 4.22%

Access Point Funding I LLC 2017-A†	3.06%		4/15/2029	$283	$283,272
ALM VII Ltd. 2012-7A A2R2†	4.153%(3 Mo. LIBOR + 1.85%)	#	7/15/2029	5,883	5,882,669
Ammc CLO 19 Ltd. 2016-19A A†	3.803%(3 Mo. LIBOR + 1.50%)	#	10/15/2028	5,000	5,003,379
AMMC CLO XIV Ltd. 2014-14A A2LR†	3.976%(3 Mo. LIBOR + 1.70%)	#	7/25/2029	2,350	2,343,394
Apex Credit CLO Ltd. 2016-1A B1R†	4.106%(3 Mo. LIBOR + 1.85%)	#	10/27/2028	796	796,630
Apex Credit CLO Ltd. 2017-1A B†	4.233%(3 Mo. LIBOR + 1.95%)	#	4/24/2029	876	876,563
Apidos CLO XVI 2013-16A CR†	5.303%(3 Mo. LIBOR + 3.00%)	#	1/19/2025	750	751,111
Avery Point IV CLO Ltd. 2014-1A BR†	3.876%(3 Mo. LIBOR + 1.60%)	#	4/25/2026	1,294	1,295,734
Avery Point V CLO Ltd. 2014-5A AR†	3.283%(3 Mo. LIBOR + .98%)	#	7/17/2026	654	654,650
BlueMountain CLO Ltd. 2013-1A A2R2†	4.028%(3 Mo. LIBOR + 1.75%)	#	1/20/2029	1,308	1,308,845
BlueMountain CLO Ltd. 2016-1A BR†	3.628%(3 Mo. LIBOR + 1.35%)	#	4/20/2027	4,939	4,884,734
Bowman Park CLO Ltd. 2014-1A AR†	3.328%(3 Mo. LIBOR + 1.18%)	#	11/23/2025	1,874	1,878,600
Cedar Funding VI CLO Ltd. 2016-6A BR†	3.878%(3 Mo. LIBOR + 1.60%)	#	10/20/2028	2,500	2,486,213
Cent CLO Ltd. 2013-19A A1A†	3.586%(3 Mo. LIBOR + 1.33%)	#	10/29/2025	1,526	1,527,010
Conn’s Receivables Funding LLC 2017-B C†	5.95%		11/15/2022	4,151	4,198,321
Diamond Resorts Owner Trust 2016-1 A†	3.08%		11/20/2028	180	182,077
DRB Prime Student Loan Trust 2015-D A2†	3.20%		1/25/2040	1,252	1,272,165
Galaxy XXI CLO Ltd. 2015-21A AR†	3.298%(3 Mo. LIBOR + 1.02%)	#	4/20/2031	1,012	1,000,316
Halcyon Loan Advisors Funding Ltd. 2015-2A CR†	4.426%(3 Mo. LIBOR + 2.15%)	#	7/25/2027	895	891,193
Hardee’s Funding LLC 2018-1A A2II†	4.959%		6/20/2048	4,549	4,872,626
HPS Loan Management 10-2016 Ltd. 10A-16 A2R†	3.892%(3 Mo. LIBOR + 1.75%)	#	1/20/2028	1,979	1,979,000	(a)
ICG US CLO Ltd. 2015-2A AR†	3.172%(3 Mo. LIBOR + .85%)	#	1/16/2028	4,946	4,926,453
Jamestown CLO IX Ltd. 2016-9A BR†	4.928%(3 Mo. LIBOR + 2.65%)	#	10/20/2028	3,600	3,601,409

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

Jamestown CLO VII Ltd. 2015-7A A2R†	3.576%(3 Mo. LIBOR + 1.30%)	#	7/25/2027	$2,039	$2,020,394
KKR CLO Ltd.18 B†	4.00%(3 Mo. LIBOR + 1.70%)	#	7/18/2030	3,722	3,684,518
Madison Park Funding XXI Ltd. 2016-21A A1†	3.806%(3 Mo. LIBOR + 1.53%)	#	7/25/2029	1,255	1,261,534
MidOcean Credit CLO VI 2016-6A BR†	4.178%(3 Mo. LIBOR + 1.90%)	#	1/20/2029	1,493	1,493,223
Mountain Hawk III CLO Ltd. 2014-3A AR†	3.50%(3 Mo. LIBOR + 1.20%)	#	4/18/2025	1,909	1,909,018
Mountain View CLO X Ltd. 2015-10A BR†	3.653%(3 Mo. LIBOR + 1.35%)	#	10/13/2027	2,400	2,379,781
OHA Loan Funding Ltd. 2016-1A B1†	4.078%(3 Mo. LIBOR + 1.80%)	#	1/20/2028	4,500	4,505,940
OneMain Financial Issuance Trust 2016-1A A†	3.66%		2/20/2029	352	353,810
Palmer Square Loan Funding Ltd. 2017-1A B†	4.003%(3 Mo. LIBOR + 1.70%)	#	10/15/2025	2,079	2,070,849
Palmer Square Loan Funding Ltd. 2018-1A A1†	2.903%(3 Mo. LIBOR + .60%)	#	4/15/2026	3,615	3,604,654
Palmer Square Loan Funding Ltd. 2018-1A A2†	3.353%(3 Mo. LIBOR + 1.05%)	#	4/15/2026	1,633	1,615,502
Palmer Square Loan Funding Ltd. 2018-1A B†	3.703%(3 Mo. LIBOR + 1.40%)	#	4/15/2026	1,237	1,207,631
Palmer Square Loan Funding Ltd. 2018-5A A2†	3.678%(3 Mo. LIBOR + 1.40%)	#	1/20/2027	957	951,141
Regatta VI Funding Ltd. 2016-1A CR†	4.328%(3 Mo. LIBOR + 2.05%)	#	7/20/2028	1,857	1,861,959
Salem Fields CLO Ltd. 2016-2A A2R†	3.976%(3 Mo. LIBOR + 1.70%)	#	10/25/2028	2,008	2,010,027
SCF Equipment Leasing LLC 2017-2A A†	3.41%		12/20/2023	928	938,731
Seneca Park CLO Ltd. 2014-1A AR†	3.423%(3 Mo. LIBOR + 1.12%)	#	7/17/2026	793	793,559
Shackleton CLO Ltd. 2019-14A A2†	4.178%(3 Mo. LIBOR + 1.90%)	#	7/20/2030	6,782	6,789,181
Sound Point CLO XV Ltd. 2017-1A C†	4.759%(3 Mo. LIBOR + 2.50%)	#	1/23/2029	2,180	2,181,151
Sound Point CLO XVII 2017-3A A2†	3.878%(3 Mo. LIBOR + 1.60%)	#	10/20/2030	7,273	7,169,405

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Other (continued)

Thacher Park CLO Ltd. 2014-1A AR†	3.438%(3 Mo. LIBOR + 1.16%) #	10/20/2026		$2,308	$2,308,449
Venture XXIV CLO Ltd. 2016-24A B†	4.328%(3 Mo. LIBOR + 2.05%) #	10/20/2028		5,000	5,004,147
Total					109,010,968
Total Asset-Backed Securities (cost $177,581,056)					178,391,397

			Shares (000)
COMMON STOCKS 0.01%

Electric: Power 0.00%

Eneva SA*(b)			BRL	3	16,589

Oil 0.01%

Chaparral Energy, Inc. Class A*				77	102,350
Dommo Energia SA*(b)			BRL	32	35,511
Templar Energy LLC Class A Units*				97	—	(a)
Total					137,861
Total Common Stocks (cost $3,669,173)					154,450

			Principal Amount (000)
CONVERTIBLE BOND 0.01%

Electric: Power

Clearway Energy, Inc.† (cost $302,095)	3.25%	6/1/2020		$308	304,951

CORPORATE BONDS 76.26%

Aerospace/Defense 1.50%

BAE Systems Finance, Inc.†	7.50%	7/1/2027		930	1,220,276
Bombardier, Inc. (Canada)†(c)	6.125%	1/15/2023		5,398	5,384,505
Bombardier, Inc. (Canada)†(c)	7.50%	3/15/2025		2,432	2,377,280
Bombardier, Inc. (Canada)†(c)	8.75%	12/1/2021		1,000	1,088,750

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Aerospace/Defense (continued)

Embraer Netherlands Finance BV (Netherlands)(c)	5.05%	6/15/2025	$3,622	$3,968,390
Embraer Overseas Ltd.†	5.696%	9/16/2023	4,875	5,393,017
L3Harris Technologies, Inc.†	4.40%	6/15/2028	2,923	3,320,443
L3Harris Technologies, Inc.	4.40%	6/15/2028	5,918	6,722,675
Litton Industries, Inc.	7.75%	3/15/2026	1,960	2,546,856
Lockheed Martin Corp.	7.75%	5/1/2026	900	1,167,284
Lockheed Martin Tactical Systems, Inc.	7.625%	6/15/2025	590	736,711
Northrop Grumman Systems Corp.	7.75%	2/15/2031	1,512	2,236,556
Northrop Grumman Systems Corp.	7.875%	3/1/2026	1,127	1,475,184
Triumph Group, Inc.	4.875%	4/1/2021	1,077	1,068,923
Total				38,706,850

Air Transportation 0.75%

Air Canada 2015-2 Class B Pass-Through Trust (Canada)†(c)	5.00%	6/15/2025	2,097	2,199,915
American Airlines 2013-1 Class B Pass-Through Trust†	5.625%	7/15/2022	4,870	4,983,594
American Airlines 2013-2 Class B Pass-Through Trust†	5.60%	1/15/2022	4,838	4,926,457
American Airlines 2014-1 Class B Pass-Through Trust	4.375%	4/1/2024	7,078	7,257,321
Total				19,367,287

Apparel 0.27%

PVH Corp.	7.75%	11/15/2023	5,967	6,836,481

Auto Parts: Original Equipment 0.63%

American Axle & Manufacturing, Inc.	6.50%	4/1/2027	3,875	3,569,844
Aptiv plc (Ireland)(c)	4.35%	3/15/2029	1,534	1,683,130
Tenneco, Inc.	5.00%	7/15/2026	4,000	3,127,520
Titan International, Inc.	6.50%	11/30/2023	2,919	2,342,497
ZF North America Capital, Inc.†	4.00%	4/29/2020	2,000	2,006,616
ZF North America Capital, Inc.†	4.50%	4/29/2022	1,000	1,034,009
ZF North America Capital, Inc.†	4.75%	4/29/2025	2,322	2,459,749
Total				16,223,365

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2019

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Automotive 1.89%

Fiat Chrysler Automobiles NV (United Kingdom)(c)	5.25%		4/15/2023		$200	$214,362
Ford Motor Co.	7.45%		7/16/2031		14,088	16,679,863
Ford Motor Credit Co. LLC	5.113%		5/3/2029		2,000	2,070,468
General Motors Co.	6.75%		4/1/2046		17,530	20,895,677
Hyundai Capital America†	1.75%		9/27/2019		1,755	1,755,020
Nissan Motor Acceptance Corp.†	2.93%(3 Mo. LIBOR + .52%)	#	3/15/2021		1,750	1,749,805
Nissan Motor Acceptance Corp.†	3.02%(3 Mo. LIBOR + .69%)	#	9/28/2022		3 ,000	2,988,073
Wabash National Corp.†	5.50%		10/1/2025		2,500	2,477,900
Total						48,831,168

Banks: Regional 8.72%

Banco Mercantil del Norte SA†	7.625%(10 Yr Treasury Constant Maturity Rate + 5.35%)	#	—	(d)	2,000	2,008,100
Bank of America Corp.	3.17%(3 Mo. LIBOR + .76%)	#	9/15/2026		406	390,648
Bank of America Corp.	3.824%(3 Mo. LIBOR + 1.58%)	#	1/20/2028		8,949	9,712,425
Bank of America Corp.	4.45%		3/3/2026		9,494	10,462,878
Bank of Ireland Group plc (Ireland)(c)	4.125%(5 Yr Treasury Constant Maturity Rate + 2.50%)	#	9/19/2027		12,794	12,531,723
Bank of Montreal (Canada)(c)	3.803%(5 Yr Swap rate + 1.43%)	#	12/15/2032		3,570	3,742,788
Barclays Bank plc (United Kingdom)†(c)	10.179%		6/12/2021		2,920	3,275,203
BBVA Bancomer SA†	5.125%(5 Yr Treasury Constant Maturity Rate + 2.65%)	#	1/18/2033		4,300	4,133,375
BBVA USA	3.875%		4/10/2025		735	769,303
CIT Group, Inc.	5.80%(3 Mo. LIBOR + 3.97%)	#	—	(d)	619	629,588
CIT Group, Inc.	6.125%		3/9/2028		2,428	2,901,460
Citigroup, Inc.	3.668%(3 Mo. LIBOR + 1.39%)	#	7/24/2028		5,426	5,821,844

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2019

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Banks: Regional (continued)

Citigroup, Inc.	3.887%(3 Mo. LIBOR + 1.56%) #	1/10/2028		$12,568	$13,644,750
Citigroup, Inc.	4.60%	3/9/2026		2,161	2,380,195
Citigroup, Inc.	5.95%(3 Mo. LIBOR + 3.91%) #	—	(d)	1,077	1,153,311
Citizens Financial Group, Inc.†	4.15%	9/28/2022		2,000	2,088,406
Danske Bank A/S (Denmark)†(c)	2.80%	3/10/2021		1,383	1,391,431
Danske Bank A/S (Denmark)†(c)	4.375%	6/12/2028		875	945,475
Danske Bank A/S (Denmark)†(c)	5.375%	1/12/2024		12,000	13,281,368
Discover Bank	4.682%(5 Yr. Swap + 1.73%) #	8/9/2028		4,750	4,987,500
Goldman Sachs Group, Inc. (The)	6.75%	10/1/2037		9,263	12,707,394
Huntington Bancshares, Inc.	5.70%(3 Mo. LIBOR + 2.88%) #	—	(d)	1,834	1,855,944
Intesa Sanpaolo SpA (Italy)†(c)	6.50%	2/24/2021		538	565,422
Lloyds Bank plc (United Kingdom)†(c)	6.50%	9/14/2020		5,029	5,224,896
Macquarie Bank Ltd. (Australia)†(c)	4.875%	6/10/2025		1,850	2,008,269
Macquarie Bank Ltd. (Australia)†(c)	6.625%	4/7/2021		4,261	4,534,248
Macquarie Bank Ltd. (United Kingdom)†(c)	6.125%(5 Yr. Swap + 3.70%) #	—	(d)	1,150	1,158,947
Macquarie Group Ltd. (Australia)†(c)	4.654%(3 Mo. LIBOR + 1.73%) #	3/27/2029		5,682	6,378,577
Morgan Stanley	3.407%(3 Mo. LIBOR + 1.22%) #	5/8/2024		4,110	4,168,939
Morgan Stanley	3.875%	1/27/2026		7,343	7,944,963
National Australia Bank Ltd. (Australia)†(c)	3.933%(5 Yr Treasury Constant Maturity Rate + 1.88%) #	8/2/2034		6,000	6,209,919
Popular, Inc.	6.125%	9/14/2023		1,950	2,111,265
Provident Funding Associates LP/PFG Finance Corp.†	6.375%	6/15/2025		3,276	3,202,290
Royal Bank of Scotland Group plc (United Kingdom)(c)	3.875%	9/12/2023		5,950	6,133,027
Santander UK Group Holdings plc (United Kingdom)(c)	3.823%(3 Mo. LIBOR + 1.40%) #	11/3/2028		3,815	3,932,106
Santander UK plc (United Kingdom)†(c)	5.00%	11/7/2023		900	953,654
Santander UK plc (United Kingdom)(c)	7.95%	10/26/2029		5,770	7,562,238
Standard Chartered plc (United Kingdom)†(c)	4.247%(3 Mo. LIBOR + 1.15%) #	1/20/2023		2,276	2,357,482
Turkiye Vakiflar Bankasi TAO (Turkey)†(c)	5.625%	5/30/2022		1,109	1,055,283
Turkiye Vakiflar Bankasi TAO (Turkey)†(c)	5.75%	1/30/2023		1,832	1,708,912
UBS AG (Switzerland)(c)	5.125%	5/15/2024		13,800	14,890,145
UBS AG/Stamford CT	7.625%	8/17/2022		8,750	9,862,694

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)

Webster Financial Corp.	4.10%	3/25/2029	$4,986	$5,390,517
Wells Fargo Capital X	5.95%	12/1/2086	8,224	10,270,639
Westpac Banking Corp. (Australia)(c)	4.11%(5 Yr ICE Swap Rate + 2.00%) #	7/24/2034	3,061	3,226,366
Westpac Banking Corp. (Australia)(c)	4.322%(5 Yr ICE Swap Rate + 2.24%) #	11/23/2031	3,197	3,404,800
Total				225,070,707

Beverages 2.31%

Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc.	4.70%	2/1/2036	30,835	35,949,103
Anheuser-Busch InBev Worldwide, Inc.	4.75%	1/23/2029	5,392	6,306,733
Anheuser-Busch InBev Worldwide, Inc.	8.20%	1/15/2039	245	394,234
Bacardi Ltd.†	4.70%	5/15/2028	10,673	11,870,396
Becle SAB de CV (Mexico)†(c)	3.75%	5/13/2025	5,050	5,172,883
Total				59,693,349

Building Materials 0.97%

CPG Merger Sub LLC†	8.00%	10/1/2021	1,464	1,473,150
CRH America Finance, Inc.†	3.95%	4/4/2028	7,213	7,812,045
Griffon Corp.	5.25%	3/1/2022	2,220	2,247,106
Martin Marietta Materials, Inc.	2.80%(3 Mo. LIBOR + .65%) #	5/22/2020	1,950	1,952,687
Owens Corning, Inc.	4.30%	7/15/2047	1,496	1,372,234
Owens Corning, Inc.	7.00%	12/1/2036	3,288	4,116,964
Vulcan Materials Co.	2.782%(3 Mo. LIBOR + .65%) #	3/1/2021	3,900	3,903,829
Vulcan Materials Co.	4.70%	3/1/2048	2,000	2,224,271
Total				25,102,286

Business Services 0.83%

APX Group, Inc.	8.75%	12/1/2020	126	120,330
Ashtead Capital, Inc.†	5.625%	10/1/2024	609	629,554
Capitol Investment Merger Sub 2 LLC†	10.00%	8/1/2024	800	832,000
Global Payments, Inc.	3.20%	8/15/2029	4,772	4,900,260
IHS Markit Ltd. (United Kingdom)(c)	3.625%	5/1/2024	606	630,028
IHS Markit Ltd. (United Kingdom)†(c)	4.00%	3/1/2026	4,836	5,153,725

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Business Services (continued)

IHS Markit Ltd. (United Kingdom)(c)	4.25%	5/1/2029		$2,848	$3,089,055
Red de Carreteras de Occidente S.A.P.I.B. de CV†(b)	9.00%	6/10/2028	MXN	31,250	1,543,813
Sotera Health Topco, Inc. PIK 8.875%†	8.125%	11/1/2021		$1,215	1,219,556
United Rentals North America, Inc.	4.875%	1/15/2028		3,155	3,320,637
Total					21,438,958

Chemicals 0.63%

CNAC HK Finbridge Co. Ltd. (Hong Kong)(c)	3.00%	7/19/2020		7,350	7,385,791
NOVA Chemicals Corp. (Canada)†(c)	5.25%	8/1/2023		901	921,723
Phosagro OAO Via Phosagro Bond Funding DAC (Ireland)†(c)	3.949%	4/24/2023		4,600	4,706,693
Syngenta Finance NV (Netherlands)†(c)	4.441%	4/24/2023		1,332	1,396,570
Yingde Gases Investment Ltd. (Hong Kong)†(c)	6.25%	1/19/2023		1,800	1,831,316
Total					16,242,093

Coal 0.29%

Eterna Capital Pte Ltd. PIK 1.00% (Singapore)(c)	7.50%	12/11/2022		1,820	1,716,057
Indika Energy Capital III Pte Ltd. (Singapore)†(c)	5.875%	11/9/2024		3,000	2,862,106
Peabody Energy Corp.†	6.00%	3/31/2022		2,737	2,820,821
Total					7,398,984

Computer Hardware 0.97%

Dell International LLC/EMC Corp.†	6.02%	6/15/2026		6,965	7,866,702
Dell International LLC/EMC Corp.†	8.35%	7/15/2046		9,220	12,129,568
Leidos, Inc.	7.125%	7/1/2032		4,309	4,976,895
Total					24,973,165

Computer Software 0.33%

Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Ho†	10.00%	11/30/2024		1,115	1,206,987
Solera LLC/Solera Finance, Inc.†	10.50%	3/1/2024		3,550	3,780,750
TIBCO Software, Inc.†	11.375%	12/1/2021		3,400	3,572,125
Total					8,559,862

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Construction/Homebuilding 0.23%

Century Communities, Inc.	5.875%	7/15/2025	$2,953	$3,055,469
William Lyon Homes, Inc.	7.00%	8/15/2022	368	369,150
Williams Scotsman International, Inc.†	7.875%	12/15/2022	2,398	2,531,389
Total				5,956,008

Containers 0.17%

Mauser Packaging Solutions Holding Co.†	7.25%	4/15/2025	1,892	1,813,955
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	5.75%	10/15/2020	2,371	2,380,300
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	6.875%	2/15/2021	234	235,082
Total				4,429,337

Drugs 2.17%

AbbVie, Inc.	4.70%	5/14/2045	1,890	2,045,759
AbbVie, Inc.	4.875%	11/14/2048	2,018	2,251,642
Bayer Corp.†	6.65%	2/15/2028	2,915	3,594,931
Bayer US Finance II LLC†	2.75%	7/15/2021	350	350,723
Bayer US Finance II LLC†	3.50%	6/25/2021	573	585,306
Bayer US Finance II LLC†	3.875%	12/15/2023	1,288	1,353,192
CVS Health Corp.	4.30%	3/25/2028	23,462	25,631,352
CVS Health Corp.	4.78%	3/25/2038	9,790	10,995,872
CVS Health Corp.	5.05%	3/25/2048	3,215	3,751,965
Elanco Animal Health, Inc.	4.90%	8/28/2028	748	816,457
Express Scripts Holding Co.	6.125%	11/15/2041	3,305	4,274,812
Teva Pharmaceutical Finance Co. BV (Curacao)(c)	3.65%	11/10/2021	323	308,465
Total				55,960,476

Electric: Power 6.59%

Acwa Power Management & Investments One Ltd. (Saudi Arabia)†(c)	5.95%	12/15/2039	2,200	2,433,409
Adani Transmission Ltd. (India)†(c)	4.00%	8/3/2026	2,200	2,263,619
Appalachian Power Co.	7.00%	4/1/2038	2,230	3,277,972
Ausgrid Finance Pty Ltd. (Australia)†(c)	4.35%	8/1/2028	7,542	8,365,084
Calpine Corp.	5.50%	2/1/2024	3,885	3,928,667
Cleco Corporate Holdings LLC	4.973%	5/1/2046	4,676	5,606,818

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Power (continued)

Cleco Power LLC	6.00%	12/1/2040	$4,904	$6,473,957
Cleveland Electric Illuminating Co. (The)†	3.50%	4/1/2028	2,361	2,504,472
Dominion Energy, Inc.	7.00%	6/15/2038	4,000	5,716,031
DPL, Inc.†	4.35%	4/15/2029	9,985	9,979,399
Duquesne Light Holdings, Inc.	6.25%	8/15/2035	2,650	3,277,723
Duquesne Light Holdings, Inc.†	6.40%	9/15/2020	1,170	1,214,147
El Paso Electric Co.	5.00%	12/1/2044	4,995	6,021,018
El Paso Electric Co.	6.00%	5/15/2035	425	540,336
Electricite de France SA (France)†(c)	5.00%	9/21/2048	1,599	1,956,800
Emera US Finance LP	2.70%	6/15/2021	1,052	1,059,905
Emera, Inc. (Canada)(c)	6.75%(3 Mo. LIBOR + 5.44%) #	6/15/2076	2,500	2,722,550
Enel Finance International NV (Netherlands)†(c)	2.75%	4/6/2023	5,440	5,479,782
Exelon Generation Co. LLC	5.60%	6/15/2042	2,950	3,553,711
Exelon Generation Co. LLC	6.25%	10/1/2039	7,205	9,276,194
FirstEnergy Transmission LLC†	4.35%	1/15/2025	1,000	1,088,250
FirstEnergy Transmission LLC†	4.55%	4/1/2049	5,735	6,883,105
Infraestructura Energetica Nova SAB de CV (Mexico)†(c)	4.875%	1/14/2048	1,954	1,844,088
Interstate Power & Light Co.	3.60%	4/1/2029	2,181	2,369,211
Interstate Power & Light Co.	4.70%	10/15/2043	200	243,687
Metropolitan Edison Co.†	4.00%	4/15/2025	680	727,800
Minejesa Capital BV (Netherlands)†(c)	5.625%	8/10/2037	1,800	2,007,093
Mississippi Power Co.	4.25%	3/15/2042	3,605	3,995,217
NRG Energy, Inc.†	4.45%	6/15/2029	9,587	10,089,905
Oglethorpe Power Corp.	5.05%	10/1/2048	3,138	3,936,566
Oncor Electric Delivery Co. LLC	7.00%	5/1/2032	247	360,902
Oncor Electric Delivery Co. LLC	7.50%	9/1/2038	299	496,567
Origin Energy Finance Ltd. (Australia)†(c)	5.45%	10/14/2021	4,289	4,533,106
PPL WEM Ltd./Western Power Distribution Ltd. (United Kingdom)†(c)	5.375%	5/1/2021	2,560	2,650,954
PSEG Power LLC	8.625%	4/15/2031	8,671	12,293,393
Public Service Co. of New Mexico	3.85%	8/1/2025	295	310,872
Puget Energy, Inc.	3.65%	5/15/2025	4,587	4,743,275
SCANA Corp.	4.125%	2/1/2022	5,135	5,324,389
SCANA Corp.	4.75%	5/15/2021	2,460	2,530,290
SCANA Corp.	6.25%	4/1/2020	628	638,719
TransAlta Corp. (Canada)(c)	4.50%	11/15/2022	8,736	9,005,005
Virginia Electric & Power Co.	8.875%	11/15/2038	974	1,682,295
Vistra Operations Co. LLC†	4.30%	7/15/2029	6,434	6,578,673
Total				169,984,956

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electrical Equipment 1.39%

Broadcom Corp./Broadcom Cayman Finance Ltd.	3.875%	1/15/2027	$16,892	$16,919,101
Broadcom, Inc.†	3.625%	10/15/2024	5,577	5,658,948
Marvell Technology Group Ltd.	4.20%	6/22/2023	2,588	2,732,490
NXP BV/NXP Funding LLC (Netherlands)†(c)	3.875%	9/1/2022	400	414,945
NXP BV/NXP Funding LLC (Netherlands)†(c)	4.625%	6/1/2023	9,482	10,146,223
Total				35,871,707

Electronics 0.47%

Itron, Inc.†	5.00%	1/15/2026	2,428	2,488,700
Trimble, Inc.	4.90%	6/15/2028	8,666	9,508,142
Total				11,996,842

Engineering & Contracting Services 0.07%

Brand Industrial Services, Inc.†	8.50%	7/15/2025	2,087	1,849,604

Entertainment 0.29%

Eldorado Resorts, Inc.	6.00%	9/15/2026	1,625	1,785,469
Mohegan Gaming & Entertainment†	7.875%	10/15/2024	2,045	1,985,286
Scientific Games International, Inc.	6.625%	5/15/2021	2,493	2,545,976
Scientific Games International, Inc.	10.00%	12/1/2022	1,141	1,188,066
Total				7,504,797

Environmental Services 0.13%

Waste Pro USA, Inc.†	5.50%	2/15/2026	3,164	3,306,380

Financial Services 4.08%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(c)	3.50%	1/15/2025	7,107	7,284,455
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(c)	3.65%	7/21/2027	5,000	5,134,245
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(c)	4.875%	1/16/2024	2,674	2,902,250
Affiliated Managers Group, Inc.	3.50%	8/1/2025	541	564,468
Affiliated Managers Group, Inc.	4.25%	2/15/2024	605	650,905
Air Lease Corp.	3.625%	4/1/2027	6,981	7,268,005
Aircastle Ltd.	4.25%	6/15/2026	9,806	10,111,537

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Financial Services (continued)

Avolon Holdings Funding Ltd. (Ireland)†(c)	5.125%	10/1/2023	$3,587	$3,817,285
Brightsphere Investment Group, Inc.	4.80%	7/27/2026	3,933	4,137,759
Discover Financial Services	3.85%	11/21/2022	1,950	2,046,713
Discover Financial Services	4.10%	2/9/2027	4,115	4,434,276
E*TRADE Financial Corp.	3.80%	8/24/2027	1,448	1,532,487
E*TRADE Financial Corp.	4.50%	6/20/2028	2,713	2,983,730
GE Capital International Funding Co. Unlimited Co. (Ireland)(c)	4.418%	11/15/2035	11,877	12,087,426
Global Aircraft Leasing Co. Ltd. PIK 7.25%†	6.50%	9/15/2024	2,891	2,883,773
International Lease Finance Corp.	5.875%	8/15/2022	613	673,496
Nationstar Mortgage Holdings, Inc.†	9.125%	7/15/2026	4,054	4,292,172
Navient Corp.	6.75%	6/25/2025	7,825	8,431,437
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%	3/15/2027	4,123	4,486,066
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%	4/15/2045	5,679	6,041,860
Park Aerospace Holdings Ltd. (Ireland)†(c)	4.50%	3/15/2023	1,379	1,430,161
Park Aerospace Holdings Ltd. (Ireland)†(c)	5.50%	2/15/2024	8,146	8,819,267
SURA Asset Management SA (Colombia)†(c)	4.375%	4/11/2027	2,285	2,396,417
VFH Parent LLC/Orchestra Co-Issuer, Inc.†	6.75%	6/15/2022	904	933,945
Total				105,344,135

Food 0.39%

Albertsons Cos LLC/Safeway, Inc./Albertsons LP/Albertson’s LLC	6.625%	6/15/2024	1,950	2,052,375
Chobani LLC/Chobani Finance Corp., Inc.†	7.50%	4/15/2025	1,594	1,478,435
Smithfield Foods, Inc.†	3.35%	2/1/2022	975	978,126
Smithfield Foods, Inc.†	5.20%	4/1/2029	5,000	5,599,563
Total				10,108,499

Health Care Products 0.25%

Kinetic Concepts, Inc./KCI USA, Inc.†	12.50%	11/1/2021	414	448,672
Zimmer Biomet Holdings, Inc.	3.375%	11/30/2021	1,950	1,991,992
Zimmer Biomet Holdings, Inc.	5.75%	11/30/2039	3,372	4,079,542
Total				6,520,206

Health Care Services 2.18%

Centene Corp.†	5.375%	6/1/2026	3,240	3,471,822
Centene Corp.	5.625%	2/15/2021	3,547	3,600,205

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Care Services (continued)

CommonSpirit Health	3.347%	10/1/2029	$3,471	$3,581,514
Fresenius Medical Care US Finance II, Inc.†	4.75%	10/15/2024	5,640	6,105,212
Fresenius Medical Care US Finance II, Inc.†	5.875%	1/31/2022	7,513	8,049,819
HCA, Inc.	5.125%	6/15/2039	3,500	3,876,509
Northwell Healthcare, Inc.	3.979%	11/1/2046	3,786	4,260,990
Polaris Intermediate Corp. PIK 8.50%†	8.50%	12/1/2022	822	694,252
Rede D’or Finance Sarl (Luxembourg)†(c)	4.95%	1/17/2028	1,096	1,100,110
Universal Health Services, Inc.†	4.75%	8/1/2022	14,038	14,232,848
Universal Health Services, Inc.†	5.00%	6/1/2026	6,807	7,147,350
Total				56,120,631

Household Equipment/Products 0.13%

Newell Brands, Inc.	3.85%	4/1/2023	2,219	2,286,156
Newell Brands, Inc.	5.00%	11/15/2023	1,000	1,028,423
Total				3,314,579

Insurance 3.06%

Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer†	8.25%	8/1/2023	1,250	1,279,688
Aon Corp.	8.205%	1/1/2027	5,545	6,936,241
Assurant, Inc.	3.70%	2/22/2030	2,481	2,500,154
AXIS Specialty Finance LLC	3.90%	7/15/2029	4,644	4,910,802
Berkshire Hathaway Finance Corp.	4.25%	1/15/2049	850	1,042,948
CNO Financial Group, Inc.	5.25%	5/30/2025	7,366	8,024,336
Fidelity National Financial, Inc.	4.50%	8/15/2028	5,808	6,321,287
Hanover Insurance Group, Inc. (The)	4.50%	4/15/2026	4,460	4,846,617
Lincoln National Corp.	6.30%	10/9/2037	2,578	3,456,341
Lincoln National Corp.	7.00%	6/15/2040	2,518	3,672,629
Protective Life Corp.	8.45%	10/15/2039	5,103	8,269,029
Radian Group, Inc.	4.875%	3/15/2027	4,375	4,467,969
Selective Insurance Group, Inc.	5.375%	3/1/2049	3,386	4,103,221
Teachers Insurance & Annuity Association of America†	4.90%	9/15/2044	11,365	14,323,572
Trinity Acquisition plc (United Kingdom)(c)	4.625%	8/15/2023	140	151,235
Unum Group	5.75%	8/15/2042	2,922	3,634,398
Willis North America, Inc.	7.00%	9/29/2019	989	992,048
Total				78,932,515

Leasing 0.38%

GATX Corp.	4.55%	11/7/2028	4,845	5,445,011
Penske Truck Leasing Co., LP/PTL Finance Corp.†	3.45%	7/1/2024	3,000	3,125,163

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Leasing (continued)

Penske Truck Leasing Co., LP/PTL Finance Corp.†	3.95%	3/10/2025	$1,091	$1,161,776
Total				9,731,950

Leisure 0.98%

Carnival plc	7.875%	6/1/2027	5,500	7,239,572
Royal Caribbean Cruises Ltd.	3.70%	3/15/2028	1,088	1,132,705
Royal Caribbean Cruises Ltd.	5.25%	11/15/2022	3,894	4,244,879
Royal Caribbean Cruises Ltd.	7.50%	10/15/2027	7,396	9,415,536
Silversea Cruise Finance Ltd.†	7.25%	2/1/2025	3,039	3,270,724
Total				25,303,416

Lodging 0.32%

Las Vegas Sands Corp.	3.90%	8/8/2029	7,029	7,256,548
Studio City Co., Ltd. (Macau)†(c)	7.25%	11/30/2021	913	935,825
Total				8,192,373

Machinery: Agricultural 1.04%

BAT Capital Corp.	4.39%	8/15/2037	12,975	13,081,670
Imperial Brands Finance plc (United Kingdom)†(c)	3.125%	7/26/2024	3,000	3,054,184
Imperial Brands Finance plc (United Kingdom)†(c)	3.875%	7/26/2029	6,841	7,083,641
MHP Lux SA (Luxembourg)†(c)	6.95%	4/3/2026	2,000	2,058,724
Pyxus International, Inc.	9.875%	7/15/2021	625	496,875
Reynolds American, Inc.	4.45%	6/12/2025	996	1,079,358
Total				26,854,452

Machinery: Industrial/Specialty 1.62%

CNH Industrial Capital LLC	4.375%	4/5/2022	9,059	9,455,331
CNH Industrial Capital LLC	4.875%	4/1/2021	2,925	3,031,441
Kennametal, Inc.	4.625%	6/15/2028	3,818	4,115,915
nVent Finance Sarl (Luxembourg)(c)	4.55%	4/15/2028	10,246	10,861,719
Roper Technologies, Inc.	3.85%	12/15/2025	3,990	4,305,900
Wabtec Corp.	4.95%	9/15/2028	9,004	10,060,066
Total				41,830,372

Manufacturing 1.17%

General Electric Co.	2.667%(3 Mo. LIBOR + .38%) #	5/5/2026	2,674	2,359,590
General Electric Co.	2.70%	10/9/2022	4,765	4,735,743

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2019

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Manufacturing (continued)

General Electric Co.	3.10%	1/9/2023		$1,496	$1,501,565
General Electric Co.	3.15%	9/7/2022		2,771	2,787,470
General Electric Co.	3.375%	3/11/2024		605	613,507
General Electric Co.	3.45%	5/15/2024		492	499,750
General Electric Co.	5.00%(3 Mo. LIBOR + 3.33%) #	—	(d)	11,301	10,272,835
Pentair Finance Sarl (Luxembourg)(c)	2.65%	12/1/2019		3,855	3,854,282
Pentair Finance Sarl (Luxembourg)(c)	4.50%	7/1/2029		3,439	3,634,274
Total					30,259,016

Media 2.61%

Altice Luxembourg SA (Luxembourg)†(c)	7.75%	5/15/2022		219	225,138
Charter Communications Operating LLC/Charter Communications Operating Capital	6.484%	10/23/2045		1,515	1,876,066
Cox Communications, Inc.†	4.50%	6/30/2043		1,435	1,536,203
Cox Communications, Inc.†	4.70%	12/15/2042		410	443,614
Cox Communications, Inc.†	8.375%	3/1/2039		7,166	10,780,042
GCI LLC	6.875%	4/15/2025		2,900	3,059,500
Myriad International Holdings BV (Netherlands)†(c)	6.00%	7/18/2020		8,333	8,560,091
NBCUniversal Enterprise, Inc.†	5.25%	—	(d)	14,988	15,480,356
Time Warner Cable LLC	6.55%	5/1/2037		2,560	3,104,140
Time Warner Cable LLC	7.30%	7/1/2038		12,305	15,806,884
Time Warner Entertainment Co. LP	8.375%	7/15/2033		4,675	6,564,426
Total					67,436,460

Metal Fabricating 0.08%

Valmont Industries, Inc.	5.25%	10/1/2054		1,946	2,105,409

Metals & Minerals: Miscellaneous 2.44%

Anglo American Capital plc (United Kingdom)†(c)	4.75%	4/10/2027		6,235	6,748,012
Barrick International Barbados Corp. (Barbados)†(c)	6.35%	10/15/2036		2,799	3,729,228
Barrick North America Finance LLC	7.50%	9/15/2038		1,810	2,538,180
Freeport-McMoRan, Inc.	5.25%	9/1/2029		1,250	1,246,625
Freeport-McMoRan, Inc.	5.45%	3/15/2043		8,000	7,340,000
Glencore Finance Canada Ltd. (Canada)†(c)	4.25%	10/25/2022		660	693,323
Glencore Finance Canada Ltd. (Canada)†(c)	5.55%	10/25/2042		5,774	6,422,751
Glencore Funding LLC†	3.00%	10/27/2022		836	843,691

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Metals & Minerals: Miscellaneous (continued)

Glencore Funding LLC†	4.125%	5/30/2023	$1,599	$1,685,029
Glencore Funding LLC†	4.125%	3/12/2024	305	321,339
Glencore Funding LLC†	4.625%	4/29/2024	132	140,111
Hudbay Minerals, Inc. (Canada)†(c)	7.25%	1/15/2023	344	356,418
Hudbay Minerals, Inc. (Canada)†(c)	7.625%	1/15/2025	576	587,509
Joseph T Ryerson & Son, Inc.†	11.00%	5/15/2022	982	1,031,407
Kinross Gold Corp.(Canada)(c)	4.50%	7/15/2027	5,828	6,119,400
MMC Norilsk Nickel OJSC via MMC Finance DAC (Ireland)†(c)	4.10%	4/11/2023	2,300	2,375,656
New Gold, Inc. (Canada)†(c)	6.25%	11/15/2022	3,000	2,955,000
Newmont Goldcorp Corp.	3.625%	6/9/2021	1,922	1,960,322
Newmont Goldcorp Corp.	3.70%	3/15/2023	9,259	9,648,023
Southern Copper Corp. (Peru)(c)	5.25%	11/8/2042	3,885	4,498,920
Vedanta Resources Ltd. (India)†(c)	6.125%	8/9/2024	2,000	1,807,684
Total				63,048,628

Natural Gas 0.60%

National Fuel Gas Co.	3.75%	3/1/2023	6,919	7,155,036
National Fuel Gas Co.	3.95%	9/15/2027	2,687	2,766,284
National Fuel Gas Co.	4.90%	12/1/2021	3,887	4,044,611
Southern Star Central Corp.†	5.125%	7/15/2022	1,531	1,554,363
Total				15,520,294

Oil 6.06%

Afren plc (United Kingdom)†(c)(e)	6.625%	12/9/2020	976	8,109
Afren plc (United Kingdom)†(c)(e)	10.25%	4/8/2019	2,049	17,255
Antero Resources Corp.	5.125%	12/1/2022	232	214,600
Apache Corp.	5.10%	9/1/2040	11,206	11,373,259
Berry Petroleum Co. LLC†	7.00%	2/15/2026	1,941	1,790,573
Canadian Natural Resources Ltd. (Canada)(c)	7.20%	1/15/2032	5,558	7,611,640
Canadian Oil Sands Ltd. (Canada)†(c)	4.50%	4/1/2022	155	161,369
Carrizo Oil & Gas, Inc.	6.25%	4/15/2023	2,500	2,403,750
Carrizo Oil & Gas, Inc.	8.25%	7/15/2025	761	741,975
Chaparral Energy, Inc.†	8.75%	7/15/2023	4,170	1,836,885
Cimarex Energy Co.	4.375%	3/15/2029	4,986	5,304,694
Citgo Holding, Inc.†	9.25%	8/1/2024	1,657	1,760,563
Continental Resources, Inc.	4.375%	1/15/2028	9,680	9,945,460
Continental Resources, Inc.	5.00%	9/15/2022	8,553	8,635,125

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil (continued)

Eni SpA (Italy)†(c)	5.70%	10/1/2040	$11,398	$14,357,394
Gazprom OAO via Gaz Capital SA (Luxembourg)†(c)	4.95%	2/6/2028	4,000	4,340,492
Helmerich & Payne, Inc.	4.65%	3/15/2025	12,536	13,643,092
HighPoint Operating Corp.	7.00%	10/15/2022	1,119	1,023,885
Hilcorp Energy I LP/Hilcorp Finance Co.†	6.25%	11/1/2028	9,284	8,587,700
KazMunayGas National Co. JSC (Kazakhstan)†(c)	6.375%	10/24/2048	1,800	2,273,976
Kerr-McGee Corp.	7.875%	9/15/2031	6,505	8,973,410
Laredo Petroleum, Inc.	5.625%	1/15/2022	3,623	3,414,677
Marathon Petroleum Corp.	5.375%	10/1/2022	2,000	2,023,267
MEG Energy Corp. (Canada)†(c)	6.375%	1/30/2023	2,000	1,897,500
MEG Energy Corp. (Canada)†(c)	6.50%	1/15/2025	152	153,330
Motiva Enterprises LLC†	5.75%	1/15/2020	7,377	7,456,269
Murphy Oil Corp.	6.875%	8/15/2024	1,750	1,842,400
Oasis Petroleum, Inc.	6.875%	3/15/2022	3,815	3,567,025
OGX Austria GmbH (Brazil)†(c)(e)	8.50%	6/1/2018	1,800	36
Petroleos Mexicanos (Mexico)(c)	3.50%	1/30/2023	5,000	4,870,000
Petroleos Mexicanos (Mexico)(c)	4.875%	1/18/2024	3,000	3,019,500
Precision Drilling Corp. (Canada)(c)	5.25%	11/15/2024	2,621	2,260,613
Range Resources Corp.	5.00%	8/15/2022	1,646	1,543,125
Range Resources Corp.	5.875%	7/1/2022	402	386,925
Seven Generations Energy Ltd. (Canada)†(c)	6.875%	6/30/2023	2,545	2,590,047
Tapstone Energy LLC/Tapstone Energy Finance Corp.†	9.75%	6/1/2022	4,967	1,365,925
Valero Energy Corp.	7.50%	4/15/2032	275	381,469
Valero Energy Corp.	10.50%	3/15/2039	7,619	13,147,597
YPF SA (Argentina)†(c)	6.95%	7/21/2027	2,325	1,464,750
Total				156,389,661

Oil: Crude Producers 4.53%

Andeavor Logistics LP/Tesoro Logistics Finance Corp.	6.25%	10/15/2022	1,952	1,995,920
Enbridge, Inc. (Canada)(c)	6.00%(3 Mo. LIBOR + 3.89%) #	1/15/2077	4,462	4,678,318
Energy Transfer Operating LP	6.125%	12/15/2045	1,073	1,278,047
Energy Transfer Operating LP	6.25%	4/15/2049	6,945	8,605,797
Energy Transfer Operating LP	8.25%	11/15/2029	3,202	4,204,362
Energy Transfer Operating LP	9.00%	11/1/2024	2,110	2,560,664
Energy Transfer Partners LP/Regency Energy Finance Corp.	5.00%	10/1/2022	275	291,749
Enterprise Products Operating LLC	7.55%	4/15/2038	1,199	1,743,716
Florida Gas Transmission Co. LLC†	3.875%	7/15/2022	2,805	2,911,783
Gulfstream Natural Gas System LLC†	4.60%	9/15/2025	2,190	2,392,869
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	6,020	6,221,901

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2019

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Oil: Crude Producers (continued)

Kinder Morgan, Inc.	7.75%	1/15/2032		$9,961	$14,079,972
Midcontinent Express Pipeline LLC†	6.70%	9/15/2019		6,700	6,738,525
Midwest Connector Capital Co. LLC†	3.90%	4/1/2024		5,803	6,106,207
Mplx Lp	6.875%(3 Mo. LIBOR + 4.65%) #	—	(d)	3,600	3,616,200
NGPL PipeCo LLC†	4.875%	8/15/2027		7,987	8,508,765
Sabal Trail Transmission LLC†	4.246%	5/1/2028		2,429	2,692,426
Sabine Pass Liquefaction LLC	5.625%	4/15/2023		10,183	11,110,009
Sabine Pass Liquefaction LLC	5.75%	5/15/2024		4,000	4,467,797
Sabine Pass Liquefaction LLC	5.875%	6/30/2026		8,398	9,660,277
Spectra Energy Partners LP	3.179%(3 Mo. LIBOR + .70%) #	6/5/2020		3,900	3,908,345
Texas Eastern Transmission LP†	4.125%	12/1/2020		1,950	1,983,203
Williams Cos., Inc. (The)	8.75%	3/15/2032		4,908	7,164,925
Total					116,921,777

Oil: Integrated Domestic 1.04%

Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.	4.08%	12/15/2047		2,979	2,912,859
Halliburton Co.	7.45%	9/15/2039		4,134	5,852,313
National Oilwell Varco, Inc.	3.95%	12/1/2042		5,494	4,940,450
Patterson-UTI Energy, Inc.	3.95%	2/1/2028		11,622	11,612,089
SESI LLC	7.125%	12/15/2021		2,296	1,630,160
Total					26,947,871

Paper & Forest Products 0.30%

International Paper Co.	7.30%	11/15/2039		4,664	6,529,485
West Fraser Timber Co., Ltd. (Canada)†(c)	4.35%	10/15/2024		1,065	1,109,990
Total					7,639,475

Real Estate Investment Trusts 3.30%

American Homes 4 Rent LP	4.25%	2/15/2028		5,564	6,049,686
Brixmor Operating Partnership LP	3.85%	2/1/2025		4,742	4,987,592
China Evergrande Group (China)(c)	10.00%	4/11/2023		2,000	1,860,607
Country Garden Holdings Co. Ltd. (China)(c)	4.75%	1/17/2023		875	863,192
Country Garden Holdings Co. Ltd. (China)(c)	4.75%	9/28/2023		3,325	3,231,953
EPR Properties	4.50%	4/1/2025		1,947	2,069,863
EPR Properties	4.95%	4/15/2028		8,000	8,793,534
Equinix, Inc.	5.375%	5/15/2027		3,464	3,750,923
Equinix, Inc.	5.875%	1/15/2026		3,941	4,202,091

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Real Estate Investment Trusts (continued)

GEO Group, Inc. (The)	6.00%	4/15/2026		$5,000	$4,350,000
Healthcare Trust of America Holdings LP	2.95%	7/1/2022		3,566	3,631,220
Hudson Pacific Properties LP	4.65%	4/1/2029		4,000	4,499,729
Hunt Cos., Inc.†	6.25%	2/15/2026		2,647	2,580,825
Kilroy Realty LP	4.375%	10/1/2025		591	643,007
MPT Operating Partnership LP/MPT Finance Corp.	5.00%	10/15/2027		5,990	6,409,300
SL Green Operating Partnership LP	3.25%	10/15/2022		2,088	2,134,712
SL Green Realty Corp.	4.50%	12/1/2022		1,590	1,681,129
Spirit Realty LP	4.00%	7/15/2029		1,636	1,748,890
VEREIT Operating Partnership LP	4.875%	6/1/2026		11,880	13,307,608
WeWork Cos., Inc.†	7.875%	5/1/2025		3,238	3,318,950
Weyerhaeuser Co.	8.50%	1/15/2025		3,940	5,082,144
Total					85,196,955

Retail 0.89%

Dollar Tree, Inc.	4.20%	5/15/2028		7,035	7,503,371
McDonald’s Corp.	6.30%	10/15/2037		712	997,688
McDonald’s Corp.	6.30%	3/1/2038		2,506	3,522,751
Starbucks Corp.	3.55%	8/15/2029		7,977	8,735,854
Yum! Brands, Inc.	6.875%	11/15/2037		1,949	2,178,008
Total					22,937,672

Savings & Loan 0.23%

People’s United Financial, Inc.	3.65%	12/6/2022		5,613	5,812,105

Steel 0.12%

Vale Overseas Ltd. (Brazil)(c)	6.25%	8/10/2026		2,747	3,177,592

Technology 2.13%

Alibaba Group Holding Ltd.(China)(c)	3.40%	12/6/2027		5,000	5,255,888
Baidu, Inc. (China)(c)	3.625%	7/6/2027		4,500	4,676,700
Baidu, Inc. (China)(c)	3.875%	9/29/2023		9,000	9,454,028
Expedia Group, Inc.	3.80%	2/15/2028		2,911	3,086,978
Expedia Group, Inc.	5.00%	2/15/2026		3,920	4,422,460
Netflix, Inc.(b)	3.625%	5/15/2027	EUR	5,900	7,025,905
Tencent Holdings Ltd. (China)†(c)	3.595%	1/19/2028		$18,700	19,740,956
Weibo Corp. (China)(c)	3.50%	7/5/2024		1,375	1,402,800
Total					55,065,715

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Telecommunications 4.02%

AT&T, Inc.	3.616%(3 Mo. LIBOR + 1.18%) #	6/12/2024	$4,250	$4,318,903
AT&T, Inc.	5.35%	9/1/2040	889	1,060,823
AT&T, Inc.	6.00%	8/15/2040	23,671	29,737,439
AT&T, Inc.	6.20%	3/15/2040	5,496	7,088,732
AT&T, Inc.	6.25%	3/29/2041	2,716	3,510,603
AT&T, Inc.	6.35%	3/15/2040	4,582	6,000,194
Level 3 Parent LLC	5.75%	12/1/2022	3,001	3,031,010
Oztel Holdings SPC Ltd. (United Arab Emirates)†(c)	6.625%	4/24/2028	1,975	1,988,187
T-Mobile USA, Inc.	6.00%	4/15/2024	2,395	2,505,074
T-Mobile USA, Inc.	6.375%	3/1/2025	1,696	1,760,448
Telefonica Emisiones SA (Spain)(c)	5.52%	3/1/2049	4,000	4,877,518
U.S. Cellular Corp.	6.70%	12/15/2033	2,459	2,634,204
Verizon Communications, Inc.	3.258%(3 Mo. LIBOR + 1.10%) #	5/15/2025	21,481	21,826,811
Verizon Communications, Inc.	4.862%	8/21/2046	3,000	3,741,135
Vodafone Group plc (United Kingdom)(c)	3.75%	1/16/2024	181	191,606
Vodafone Group plc (United Kingdom)(c)	4.375%	5/30/2028	8,345	9,369,484
Total				103,642,171

Transportation: Miscellaneous 0.71%

Burlington Northern Santa Fe LLC	5.75%	5/1/2040	3,399	4,677,172
Burlington Northern Santa Fe LLC	6.15%	5/1/2037	2,449	3,464,904
Canadian National Railway Co. (Canada)(c)	7.375%	10/15/2031	118	174,278
Canadian Pacific Railway Co. (Canada)(c)	7.125%	10/15/2031	1,292	1,853,616
Canadian Pacific Railway Co. (Canada)(c)	9.45%	8/1/2021	500	564,711
CSX Corp.	6.00%	10/1/2036	46	60,679
CSX Transportation, Inc.	7.875%	5/15/2043	511	814,623
FedEx Corp.	4.95%	10/17/2048	2,594	3,035,919
Navios South American Logistics, Inc./Navios Logistics Finance US, Inc. (Uruguay)†(c)	7.25%	5/1/2022	973	957,189
Norfolk Southern Corp.	5.59%	5/17/2025	2,283	2,652,384
Union Pacific Corp.	6.625%	2/1/2029	65	86,442
Total				18,341,917
Total Corporate Bonds (cost $1,889,864,760)				1,968,000,508

FLOATING RATE LOANS(f) 1.25%

Beverages 0.22%

Keurig Dr Pepper, Inc. Term Loan	3.138%(2 Mo. LIBOR + .95%)	2/8/2023	5,856	5,841,360

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Business Services 0.06%

United Rentals, Inc. Initial Term Loan	3.862%(1 Mo. LIBOR + 1.75%)	10/31/2025	$1,654	$1,659,856

Electric: Power 0.10%

Pacific Gas and Electric Co. DIP Delayed Draw Term Loan	1.125%	12/31/2020	147	147,919
Pacific Gas and Electric Co. DIP Initial Term Loan	4.50%(1 Mo. LIBOR + 2.25%)	12/31/2020	441	443,756
Pacific Gas and Electric Co. Revolving Term Loan	2.25%	12/31/2020	2,131	2,088,380
Total				2,680,055

Electrical Equipment 0.04%

Microchip Technology, Inc. Initial Term Loan	4.12%(1 Mo. LIBOR + 2.00%)	5/29/2025	1,189	1,191,681

Entertainment 0.08%

CEOC LLC Term Loan B	4.112%(1 Mo. LIBOR + 2.00%)	10/6/2024	2,000	1,999,380

Gaming/Leisure 0.04%

Eldorado Resorts, Inc. Term Loan	4.375%(1 Mo. LIBOR + 2.25%)	4/17/2024	943	941,779

Insurance 0.05%

York Risk Services Holding Corp. Term Loan	5.862%(1 Mo. LIBOR + 3.75%)	10/1/2021	1,198	1,198,056

Lodging 0.25%

Wyndham Hotels & Resorts, Inc. Term Loan B	3.862%(1 Mo. LIBOR + 1.75%)	5/30/2025	6,483	6,511,020

Machinery: Industrial/Specialty 0.06%

Colfax Corporation Term Loan A2	3.862%(1 Mo. LIBOR + 1.75%)	12/17/2020	1,000	999,170
Milacron LLC Term Loan B	— (g)	9/28/2023	500	500,313	(h)
Total				1,499,483

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Metal Fabricating 0.05%

Doncasters U.S. Finance LLC 2nd Lien Term Loan	10.58%(3 Mo. LIBOR + 8.25%)	10/9/2020	$959	$280,644
Doncasters U.S. Finance LLC Term Loan B	5.83%(3 Mo. Libor + 3.50%)	4/9/2020	1,383	962,327
Total				1,242,971

Miscellaneous 0.07%

Utex Industries, Inc. 1st Lien Initial Term Loan	6.112%(1 Mo. LIBOR + 4.00%)	5/22/2021	718	645,004
Utex Industries, Inc. 2nd Lien Initial Term Loan	9.362%(1 Mo. LIBOR + 7.25%)	5/22/2022	1,275	1,102,875	(h)
Total				1,747,879

Retail 0.19%

Panera Bread Co. Term Loan	3.938%(1 Mo. LIBOR + 1.75%)	7/18/2022	4,918	4,813,402

Technology 0.04%

Symantec Holdings Ltd. Term Loan A5	3.90%(2 Mo. LIBOR + 1.75%)	8/1/2021	1,000	998,335
Total Floating Rate Loans (cost $33,526,285)				32,325,257

FOREIGN GOVERNMENT OBLIGATIONS 0.73%

Argentina 0.13%

Republic of Argentina(c)	4.625%	1/11/2023	3,736	1,479,494
Republic of Argentina(c)	5.625%	1/26/2022	4,500	1,800,000
Total				3,279,494

Bahamas 0.17%

Commonwealth of Bahamas†(c)	6.00%	11/21/2028	1,809	2,019,314
Commonwealth of Bahamas†(c)	6.95%	11/20/2029	2,000	2,335,020
Total				4,354,334

Brunei 0.43%

Government of Bermuda†	3.717%	1/25/2027	10,439	11,221,925
Total Foreign Government Obligations (cost $20,896,224)				18,855,753

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.45%

Federal Home Loan Mortgage Corp. 1020 S IO(i)	900.95	%#(j)	12/15/2020	$—	(k)	$54
Federal Home Loan Mortgage Corp. 1032 O IO(i)	544.714%		12/15/2020	—	(k)	72
Federal Home Loan Mortgage Corp. 1046 I IO(i)	1009.00%		2/15/2021	—	(k)	12
Federal Home Loan Mortgage Corp. 1049 N IO(i)	1010.50%		2/15/2021	—	(k)	12
Federal Home Loan Mortgage Corp. 1058 I IO(i)	1008.50%		4/15/2021	—	(k)	22
Federal Home Loan Mortgage Corp. 1059 U IO(i)	409.00%		4/15/2021	—	(k)	42
Federal Home Loan Mortgage Corp. 1066 S IO(i)	1195.607%		4/15/2021	—	(k)	158
Federal Home Loan Mortgage Corp. 1082 D IO(i)	1007.78%		5/15/2021	—	(k)	40
Federal Home Loan Mortgage Corp. 1095 A PO	—	(g)	6/15/2021	—	(k)	221
Federal Home Loan Mortgage Corp. 1137 M IO(i)	1185.497%		9/15/2021	—	(k)	67
Federal Home Loan Mortgage Corp. 1148 F PO	—	(g)	10/15/2021	—	(k)	177
Federal Home Loan Mortgage Corp. 1180 G IO(i)	1008.40%		11/15/2021	—	(k)	105
Federal Home Loan Mortgage Corp. 1200 IB IO(i)	1007.00%		2/15/2022	—	(k)	29
Federal Home Loan Mortgage Corp. 1241 X IO(i)	982.654%		4/15/2022	—	(k)	28
Federal Home Loan Mortgage Corp. 1363 B PO	—	(g)	8/15/2022	9		9,015
Federal Home Loan Mortgage Corp. 1372 C PO	—	(g)	9/15/2022	1		1,277
Federal Home Loan Mortgage Corp. 141 A PO	—	(g)	7/1/2022	—	(k)	124
Federal National Mortgage Assoc. 133 1 PO	—	(g)	4/25/2022	—	(k)	247
Federal National Mortgage Assoc. 1991-158 E IO(i)	1008.00	%#(j)	12/25/2021	—	(k)	87
Federal National Mortgage Assoc. 94 2 IO(i)	9.50%		8/25/2021	1		36
Government National Mortgage Assoc. 2013-48 IO(i)	0.623	%#(j)	7/16/2054	14,520		605,154
Government National Mortgage Assoc. 2017-41 AS	2.60%		6/16/2057	4,922		4,963,640
Government National Mortgage Assoc. 2017-86 AS	2.75%		2/16/2058	2,012		2,045,950
Government National Mortgage Assoc. 2017-89 AB	2.60%		7/16/2058	1,679		1,702,153
Government National Mortgage Assoc. 2017-90 AS	2.70%		7/16/2057	2,306		2,339,983
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $11,448,865)						11,668,705

MUNICIPAL BONDS 0.56%

Miscellaneous

Illinois	5.10%		6/1/2033	1,935		2,107,409
Illinois	5.52%		4/1/2038	660		740,408
North Texas Tollway Auth	8.41%		2/1/2030	1,950		2,635,288
North Texas Tollway Auth	8.91%		2/1/2030	7,500		7,712,250
State of Illinois	4.95%		6/1/2023	1,130		1,190,002
Total Municipal Bonds (cost $13,422,773)						14,385,357

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 1.36%

Caesars Palace Las Vegas Trust 2017-VICI A†	3.531%		10/15/2034	$5,744	$6,007,327
Caesars Palace Las Vegas Trust 2017-VICI B†	3.835%		10/15/2034	3,513	3,678,925
Caesars Palace Las Vegas Trust 2017-VICI C†	4.138%		10/15/2034	2,103	2,211,651
Commercial Mortgage Pass-Through Certificates 2015-PC1 C	4.585	%#(j)	7/10/2050	1,776	1,884,533
Credit Suisse Mortgage Capital Certificates 2014-USA E†	4.373%		9/15/2037	2,000	1,923,693
DBWF Mortgage Trust 2018-AMXP D†	3.917	%#(j)	5/5/2035	5,497	5,733,124
GS Mortgage Securities Corp. Trust 2018-FBLU E†	4.945%(1 Mo. LIBOR + 2.75%)	#	11/15/2035	4,226	4,262,220
GS Mortgage Securities Trust 2013-GC12 XA IO(i)	1.56	%#(j)	6/10/2046	22,042	958,584
GS Mortgage Securities Trust 2013-GC12 XB IO(i)	0.654	%#(j)	6/10/2046	47,400	897,453
GS Mortgage Securities Trust 2015-GC32 C	4.557	%#(j)	7/10/2048	1,022	1,102,693
GS Mortgage Securities Trust 2015-GS1 XB IO(i)	0.33	%#(j)	11/10/2048	30,000	395,100
Hudsons Bay Simon JV Trust 2015-HB10 XB10 IO†(i)	0.723	%#(j)	8/5/2034	16,028	515,621
Hudsons Bay Simon JV Trust 2015-HB7 XB7 IO†(i)	0.665	%#(j)	8/5/2034	18,308	271,508
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XA IO(i)	0.93	%#(j)	4/15/2047	3,444	79,025
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XB IO(i)	0.46	%#(j)	4/15/2047	1,896	28,745
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C30 C	4.411	%#(j)	7/15/2048	1,674	1,767,884
Merrill Lynch Mortgage Investors Trust 2006-AF2 AF1	6.25%		10/25/2036	743	642,146
Sequoia Mortgage Trust 2012-4 A3	2.069	%#(j)	9/25/2042	319	316,999
Wells Fargo Commercial Mortgage Trust 2013-LC12 D†	4.421	%#(j)	7/15/2046	2,256	2,000,681
WF-RBS Commercial Mortgage Trust 2014-C20 XA IO(i)	1.135	%#(j)	5/15/2047	10,838	398,202
WF-RBS Commercial Mortgage Trust 2014-C20 XB IO(i)	0.735	%#(j)	5/15/2047	2,617	70,729
Total Non-Agency Commercial Mortgage-Backed Securities (cost $33,670,904)					35,146,843

	Dividend Rate			Shares (000)
PREFERRED STOCKS 0.12%

Electric: Power 0.12%

SCE Trust III	5.75%(3 Mo. LIBOR + 2.99%)	#		120	3,000,764

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil 0.00%

Templar Energy LLC	Zero Coupon		$92	$—	(a)
Total Preferred Stocks (cost $3,857,377)				3,000,764

U.S. TREASURY OBLIGATIONS 3.27%

U.S. Treasury Bond	2.75%	11/15/2047	1,446	1,691,735
U.S. Treasury Bond	2.875%	5/15/2049	10,182	12,271,697
U.S. Treasury Note	1.25%	8/31/2024	44,082	43,788,407
U.S. Treasury Note	1.625%	8/15/2029	21,186	21,430,549
U.S. Treasury Note	2.875%	11/15/2021	4,974	5,120,888
Total U.S. Treasury Obligations (cost $82,963,316)				84,303,276
Total Long-Term Investments (cost $2,271,202,828)				2,346,537,261

SHORT-TERM INVESTMENTS 8.29%

COMMERCIAL PAPER 4.87%

Automotive 0.06%

General Motors Financial Co., Inc.	2.437%	9/20/2019	1,000	998,867
General Motors Financial Co., Inc.	2.479%	9/27/2019	465	464,243
Total				1,463,110

Chemicals 0.25%

Cabot Corp.	2.282%	9/3/2019	1,590	1,590,000
FMC Corp.	2.591%	9/9/2019	5,000	4,997,875
Total				6,587,875

Electric: Power 0.43%

Baltimore Gas & Electirc Co.	2.292%	9/3/2019	2,940	2,940,000
Commonwealth Edison Co.	2.272%	9/3/2019	3,916	3,916,000
Entergy Corp.	2.282%	9/3/2019	3,924	3,924,000
Oncor Electric Delivery Co. LLC	2.333%	9/6/2019	318	317,939
Total				11,097,939

Electronics 0.41%

Arrow Electronics, Inc.	2.591%	9/19/2019	1,000	998,867
Hitachi America Capital Ltd.	2.322%	9/3/2019	6,356	6,356,000
JABIL, Inc.	2.582%	10/8/2019	3,170	3,162,172
Total				10,517,039

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Financial Services 0.17%

Syngenta Wilmington, Inc.	2.597%	10/21/2019	$2,170	$2,162,622
Syngenta Wilmington, Inc.	2.903%	9/13/2019	2,132	2,130,312
Total				4,292,934

Food 0.18%

Campbell Soup Co.	2.974%	9/5/2019	872	871,859
Smithfield Foods, Inc.	2.497%	9/13/2019	1,082	1,081,260
Smithfield Foods, Inc.	2.517%	9/3/2019	877	877,000
Smithfield Foods, Inc.	2.518%	9/20/2019	1,164	1,162,637
Smithfield Foods, Inc.	2.538%	9/5/2019	699	698,903
Total				4,691,659

Health Care Products 0.06%

Boston Scientific Corp.	2.826%	9/16/2019	875	874,125
Boston Scientific Corp.	2.826%	9/17/2019	814	813,123
Total				1,687,248

Household Equipment/Products 0.08%

Newell Rubbermaid, Inc.	2.638%	9/5/2019	1,996	1,995,712

Leisure 0.20%

Royal Caribbean Cruises Ltd.	2.434%	9/3/2019	1,897	1,897,000
Royal Caribbean Cruises Ltd.	2.449%	10/1/2019	1,294	1,291,575
Royal Caribbean Cruises Ltd.	2.489%	9/17/2019	2,000	1,998,094
Total				5,186,669

Lodging 0.14%

Marriott International, Inc.	2.657%	9/11/2019	3,519	3,516,959

Machinery: Agricultural 0.33%

Bunge Asset Funding Corp.	2.282%	9/3/2019	6,862	6,862,000
Bunge Asset Funding Corp.	2.333%	9/3/2019	1,741	1,741,000
Total				8,603,000

Manufacturing 0.12%

Pentair Finance	2.535%	9/3/2019	3,000	3,000,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Media 0.22%

Cox Enterprises, Inc.	2.282%	9/3/2019	$4,720	$4,720,000
RELX Investments plc	2.282%	9/3/2019	871	871,000
Total				5,591,000

Metals & Minerals: Miscellaneous 0.08%

Glencore Funding LLC	2.447%	9/16/2019	658	657,427
Glencore Funding LLC	2.469%	9/19/2019	1,315	1,313,580
Total				1,971,007

Natural Gas 0.02%

CenterPoint Energy Resources Corp.	2.272%	9/3/2019	464	464,000

Oil 0.62%

Encana Corp.	2.54%	9/23/2019	928	926,711
Encana Corp.	2.585%	10/23/2019	1,198	1,193,774
Encana Corp.	2.601%	9/27/2019	5,000	4,991,467
Encana Corp.	2.611%	9/23/2019	307	306,562
Encana Corp.	2.688%	10/7/2019	3,500	3,491,273
Encana Corp.	2.811%	9/19/2019	347	346,574
Eni Finance USA, Inc.	2.292%	9/3/2019	361	360,805
Noble Energy, Inc.	2.566%	9/5/2019	4,500	4,499,367
Total				16,116,533

Oil: Crude Producers 1.25%

Energy Transfer Partners	2.586%	9/3/2019	9,166	9,166,000
Energy Transfer Partners	2.607%	9/3/2019	20,050	20,050,000
Kinder Morgan, Inc.	2.343%	9/3/2019	1,536	1,536,000
Plains All American Pipeline LP	2.556%	9/4/2019	1,543	1,542,892
Total				32,294,892

Real Estate Investment Trusts 0.25%

ERP Operating LP	2.282%	9/3/2019	1,454	1,454,000
Welltower, Inc.	2.302%	9/3/2019	5,151	5,151,000
Total				6,605,000
Total Commercial Paper (cost $97,493,194)				125,682,576

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2019

Investments	Principal Amount (000)	Fair Value
REPURCHASE AGREEMENTS 3.42%

Repurchase Agreement dated 8/30/2019, 1.25% due 9/3/2019 with Fixed Income Clearing Corp. collateralized by by $20,190,000 of U.S. Treasury Note at 2.25% due 3/31/2021; value: $20,569,410; proceeds: $20,164,421	$20,162	$20,161,621
Repurchase Agreement dated 8/30/2019, 2.03% due 9/3/2019 with Repurchase Agreement dated 8/30/2019, 2.03% due 9/3/2019 with JPMorgan Chase & Co. collateralized by $50,115,000 of Federal Home Loan Bank at 2.50% due 9/28/2029; value: $50,006,445; proceeds: $49,673,202; collateralized by $16,840,000 of Federal Home Loan Bank at 3.10% due 6/29/2032; value: $18,748,328; proceeds: $18,342,136	68,000	68,000,000
Total Repurchase Agreements (cost $88,161,621)		88,161,621
Total Short-Term Investments (cost $185,654,815)		213,844,197
Total Investments in Securities 99.22% (cost $2,456,857,643)		2,560,381,458
Less Unfunded Loan Commitments (0.01%) (cost $147,000)		(147,919)
Net Investments 99.21% (cost $2,456,710,643)		2,560,233,539
Cash and Other Assets in Excess of Liabilities(l) 0.79%		20,463,203
Net Assets 100.00%		$2,580,696,742

BRL	Brazilian real.
EUR	euro.
MXN	Mexican peso.
IO	Interest Only.
ICE	Intercontinental Exchange.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
PO	Principal Only.
Units	More than one class of securities traded together.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at August 31, 2019.
*	Non-income producing security.
(a)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(b)	Investment in non-U.S. dollar denominated securities.
(c)	Foreign security traded in U.S. dollars.
(d)	Security is perpetual in nature and has no stated maturity.
(e)	Defaulted (non-income producing security).

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2019

(f)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at August 31, 2019.
(g)	Interest rate to be determined.
(h)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(i)	IOettes. These securities represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s, however, a nominal amount of principal is assigned to an IOette. This amount is very small in relation to the interest flow that constitutes almost all of the IOette cash flow. The stated price and coupon are linked to that small principal amount and therefore appear unusually large.
(j)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(k)	Amount is less than $1,000.
(l)	Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

Credit Default Swaps on Indexes - Buy Protection at August 31, 2019(1):

Referenced Index*	Swap Counterparty	Fund Pays (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Depreciation(3)	Credit Default Swap Agreements Payable at Fair Value(4)
Markit CMBX.NA.AAA.8	Morgan Stanley	.50%	10/17/2057	$8,877,000	$8,771,387	$400,609	$(506,222)	$(105,613)

*	The Referenced Index is for the Credit Default Swaps on Indexes, which is comprised of a basket of commercial mortgage-backed securities.
(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $0. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $(506,222).
(4)	Includes upfront payments paid.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2019

Open Forward Foreign Currency Exchange Contracts at August 31, 2019:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
euro	Sell	Bank of America	9/9/2019	6,190,000	$7,002,827	$6,805,681	$197,146
euro	Sell	Morgan Stanley	9/9/2019	430,000	487,497	472,769	14,728
euro	Sell	State Street Bank and Trust	9/9/2019	2,000,000	2,251,918	2,198,928	52,990
Mexican peso	Sell	Barclays Bank plc	11/14/2019	31,000,000	1,558,961	1,528,474	30,487
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$295,351

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
euro	Buy	BNP Paribas S.A.	9/9/2019	663,000	$741,485	$728,945	$(12,540)
euro	Buy	Morgan Stanley	9/9/2019	1,648,000	1,865,077	1,811,916	(53,161)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(65,701)

Open Futures Contracts at August 31, 2019:

Type	Expiration	Contracts	Position		Notional Amount		Notional Value	Unrealized Appreciation
U.S. 10-Year Treasury Note	December 2019	95	Short		$(12,539,395)		$(12,513,281)	$26,114
U.S. 2-Year Treasury Note	December 2019	1,127	Long		243,442,785		243,564,070	121,285
U.S. 5-Year Treasury Note	December 2019	2,311	Long		277,233,730		277,265,837	32,107
Total Unrealized Appreciation on Open Futures Contracts								$179,506

Type	Expiration	Contracts	Position		Notional Amount		Notional Value	Unrealized Depreciation
Euro- Schatz	September 2019	80	Short	EUR	(8,965,858)	EUR	(9,007,200)	$(45,436)
U.S. 10-Year Ultra	December 2019	1,257	Short		$(181,044,994)		$(181,557,938)	(512,944)
U.S. Long Bond	December 2019	184	Long		30,603,280		30,406,000	(197,280)
U.S. Ultra Treasury Bond	December 2019	241	Long		47,831,504		47,582,438	(249,066)
Total Unrealized Depreciation on Open Futures Contracts								$(1,004,726)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2019

The following is a summary of the inputs used as of August 31, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Other	$—	$107,031,968	$1,979,000	$109,010,968
Remaining Industries	—	69,380,429	—	69,380,429
Common Stocks
Electric: Power	—	16,589	—	16,589
Oil	102,350	35,511	—	137,861
Convertible Bond	—	304,951	—	304,951
Corporate Bonds	—	1,968,000,508	—	1,968,000,508
Floating Rate Loans
Machinery: Industrial/Specialty	—	999,170	500,313	1,499,483
Miscellaneous	—	645,004	1,102,875	1,747,879
Remaining Industries	—	29,077,895	—	29,077,895
Less Unfunded Loan Commitments		(147,919)	—	(147,919)
Foreign Government Obligations	—	18,855,753	—	18,855,753
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	11,668,705	—	11,668,705
Municipal Bonds	—	14,385,357	—	14,385,357
Non-Agency Commercial Mortgage-Backed Securities	—	35,146,843	—	35,146,843
Preferred Stocks	—	3,000,764	—	3,000,764
U.S. Treasury Obligations	—	84,303,276	—	84,303,276
Short-Term Investments
Commercial Paper	—	125,682,576	—	125,682,576
Repurchase Agreements	—	88,161,621	—	88,161,621
Total	$102,350	$2,556,549,001	$3,582,188	$2,560,233,539
Other Financial Instruments
Credit Default Swap Contracts
Assets	$—	$—	$—	$—
Liabilities	—	(105,613)	—	(105,613)
Forward Foreign Currency Exchange Contracts
Assets	—	295,351	—	295,351
Liabilities	—	(65,701)	—	(65,701)
Futures Contracts
Assets	179,506	—	—	179,506
Liabilities	(1,004,726)	—	—	(1,004,726)
Total	$(825,220)	$124,037	$—	$(701,183)

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2019

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset-Backed Securities	Common Stock	Floating Rate Loans	Preferred Stock
Balance as of December 1, 2018	$—	$—	$—	$—
Accrued Discounts (Premiums)	—	—	15,461	—
Realized Gain (Loss)	—	—	—	—
Change in Unrealized Appreciation (Depreciation)	—	(97,048)	(114,146)	(276,047)
Purchases	1,979,000	—	501,250	21,221
Sales	—	—	—	—
Transfers into Level 3	—	97,048	1,200,623	254,826
Transfers out of Level 3	—	—	—	—
Balance as of August 31, 2019	$1,979,000	$—	$1,603,188	$—
Change in unrealized appreciation/depreciation for the period ended August 31, 2019, related to Level 3 investments held at August 31, 2019	$—	$(97,048)	$(114,146)	$(276,047)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 97.59%

ASSET-BACKED SECURITIES 27.22%

Automobiles 9.85%

ACC Trust 2018-1 A†	3.70%	12/21/2020	$235	$235,748
ACC Trust 2019-1 A†	3.75%	5/20/2022	622	627,922
AmeriCredit Automobile Receivables 2016-1 D	3.59%	2/8/2022	899	909,765
AmeriCredit Automobile Receivables Trust 2015-2 C	2.40%	1/8/2021	27	26,718
AmeriCredit Automobile Receivables Trust 2016-2 C	2.87%	11/8/2021	1,499	1,501,685
AmeriCredit Automobile Receivables Trust 2016-3 B	1.80%	10/8/2021	622	620,985
AmeriCredit Automobile Receivables Trust 2017-2 C	2.97%	3/20/2023	1,456	1,476,051
AmeriCredit Automobile Receivables Trust 2017-3 B	2.24%	6/19/2023	649	650,391
AmeriCredit Automobile Receivables Trust 2017-4 A3	2.04%	7/18/2022	1,710	1,709,359
AmeriCredit Automobile Receivables Trust 2017-4 B	2.36%	12/19/2022	816	819,029
Avid Automobile Receivables Trust 2018-1 A†	2.84%	8/15/2023	377	377,016
Avis Budget Rental Car Funding AESOP LLC 2015-2A	2.63%	12/20/2021	283	284,572
Bank of The West Auto Trust 2017-1 A3†	2.11%	1/15/2023	1,791	1,790,298
Bank of The West Auto Trust 2017-1 A4†	2.33%	9/15/2023	506	507,970
California Republic Auto Receivables Trust 2015-3 A4	2.13%	5/17/2021	126	126,379
California Republic Auto Receivables Trust 2015-4 A4†	2.58%	6/15/2021	140	139,898
California Republic Auto Receivables Trust 2015-4 B†	3.73%	11/15/2021	417	419,213
California Republic Auto Receivables Trust 2016-1 A4	2.24%	10/15/2021	495	495,094
California Republic Auto Receivables Trust 2016-1 B	3.43%	2/15/2022	6,448	6,492,796
California Republic Auto Receivables Trust 2016-2 A4	1.83%	12/15/2021	161	160,411
California Republic Auto Receivables Trust 2018-1 A3	3.14%	8/15/2022	1,862	1,874,274
Capital Auto Receivables Asset Trust 2016-1 B	2.67%	12/21/2020	200	200,364
Capital Auto Receivables Asset Trust 2016-2 A4	1.63%	1/20/2021	89	89,277
Capital Auto Receivables Asset Trust 2016-2 B	2.11%	3/22/2021	83	82,915
Capital Auto Receivables Asset Trust 2017-1 A3†	2.02%	8/20/2021	320	319,749
Capital Auto Receivables Asset Trust 2017-1 A4†	2.22%	3/21/2022	334	334,517
Capital Auto Receivables Asset Trust 2018-2 A3†	3.27%	6/20/2023	1,703	1,720,347
CarMax Auto Owner Trust 2016-4 A3	1.40%	8/15/2021	194	193,618
CarMax Auto Owner Trust 2016-4 A4	1.60%	6/15/2022	331	329,743
CarMax Auto Owner Trust 2017-3 A3	1.97%	4/15/2022	3,047	3,044,882
CarMax Auto Owner Trust 2017-3 A4	2.22%	11/15/2022	794	798,658
CarMax Auto Owner Trust 2017-3 B	2.44%	2/15/2023	373	376,078
CarMax Auto Owner Trust 2017-3 C	2.72%	5/15/2023	454	457,844
CarMax Auto Owner Trust 2017-4 A3	2.11%	10/17/2022	2,458	2,460,832
CarMax Auto Owner Trust 2019-3 A2A	2.21%	12/15/2022	2,990	2,997,936

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

Carvana Auto Receivables Trust 2019-2A C†	3.00%	6/17/2024	$591	$597,550
Chesapeake Funding II LLC 2016-2A A1†	1.88%	6/15/2028	194	194,388
Chesapeake Funding II LLC 2017-2A A1†	1.99%	5/15/2029	819	817,576
Chesapeake Funding II LLC 2017-3A A1†	1.91%	8/15/2029	1,843	1,837,809
Chesapeake Funding II LLC 2017-4A A1†	2.12%	11/15/2029	1,491	1,490,614
CPS Auto Receivables Trust 2016-B D†	6.58%	3/15/2022	220	229,672
CPS Auto Receivables Trust 2017-C B†	2.30%	7/15/2021	83	82,864
CPS Auto Receivables Trust 2017-D†	3.73%	9/15/2023	229	232,894
CPS Auto Receivables Trust 2017-D B†	2.43%	1/18/2022	124	124,193
CPS Auto Receivables Trust 2018-B C†	3.58%	3/15/2023	408	414,299
CPS Auto Receivables Trust 2019-A C†	3.89%	12/16/2024	110	113,529
CPS Auto Receivables Trust 2019-C†	2.84%	6/16/2025	181	182,364
CPS Auto Receivables Trust 2019-C D†	3.17%	6/16/2025	181	183,150
Drive Auto Receivables Trust 2015-BA E†	5.15%	8/15/2022	1,000	1,001,308
Drive Auto Receivables Trust 2015-DA D†	4.59%	1/17/2023	689	691,604
Drive Auto Receivables Trust 2016-BA D†	4.53%	8/15/2023	823	836,212
Drive Auto Receivables Trust 2016-CA C†	3.02%	11/15/2021	236	236,432
Drive Auto Receivables Trust 2016-CA D†	4.18%	3/15/2024	475	483,252
Drive Auto Receivables Trust 2017-2 C	2.75%	9/15/2023	355	355,186
Drive Auto Receivables Trust 2017-2 D	3.49%	9/15/2023	3,913	3,951,413
Drive Auto Receivables Trust 2017-BA D†	3.72%	10/17/2022	733	737,239
Drive Auto Receivables Trust 2018-3 C	3.72%	9/16/2024	2,439	2,467,397
Drive Auto Receivables Trust 2018-4 B	3.36%	10/17/2022	1,259	1,263,150
Drive Auto Receivables Trust 2018-4 C	3.66%	11/15/2024	2,468	2,502,665
Drive Auto Receivables Trust 2018-4 D	4.09%	1/15/2026	701	723,513
Drive Auto Receivables Trust 2019-2 B	3.17%	11/15/2023	638	647,996
Drive Auto Receivables Trust 2019-2 C	3.42%	6/16/2025	1,238	1,270,167
Drive Auto Receivables Trust 2019-2 D	3.69%	8/17/2026	717	744,131
Drive Auto Receivables Trust 2019-3 A2A	2.63%	9/15/2022	2,502	2,507,213
Exeter Automobile Receivables Trust 2017-3A A†	2.05%	12/15/2021	100	99,789
Exeter Automobile Receivables Trust 2017-3A B†	2.81%	9/15/2022	1,015	1,019,112
First Investors Auto Owner Trust 2015-1A C†	2.71%	6/15/2021	739	739,074
First Investors Auto Owner Trust 2018-1A B†	3.51%	5/15/2023	265	269,018
First Investors Auto Owner Trust 2018-2A C†	4.03%	1/15/2025	318	330,686
First Investors Auto Owner Trust 2018-2A D†	4.28%	1/15/2025	202	212,049
Flagship Credit Auto Trust 2016-2 A2†	3.05%	8/16/2021	33	32,603
Flagship Credit Auto Trust 2017-4 A†	2.07%	4/15/2022	430	428,993
Flagship Credit Auto Trust 2018-3 A†	3.07%	2/15/2023	3,822	3,842,947
Ford Credit Auto Owner Trust 2014-2 A†	2.31%	4/15/2026	3,313	3,313,111
Ford Credit Auto Owner Trust 2015-1 A†	2.12%	7/15/2026	6,384	6,381,750
Ford Credit Auto Owner Trust 2016-2 A†	2.03%	12/15/2027	1,082	1,084,533

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

Ford Credit Auto Owner Trust 2017-2 A†	2.36%	3/15/2029	$1,417	$1,436,846
Ford Credit Auto Owner Trust 2018-2 A†	3.47%	1/15/2030	3,076	3,252,325
GM Financial Consumer Automobile Receivables Trust 2019-1 B	3.37%	8/16/2024	416	430,289
Nissan Auto Receivables Owner Trust 2016-A A3	1.34%	10/15/2020	36	36,417
Prestige Auto Receivables Trust 2019-1A D†	3.01%	8/15/2025	241	245,375
Santander Drive Auto Receivables Trust 2016-1 D	4.02%	4/15/2022	282	284,997
Santander Drive Auto Receivables Trust 2017-2 C	2.79%	8/15/2022	1,639	1,641,631
Santander Drive Auto Receivables Trust 2017-2 D	3.49%	7/17/2023	2,007	2,033,793
Santander Drive Auto Receivables Trust 2017-3 C	2.76%	12/15/2022	417	418,521
Santander Drive Auto Receivables Trust 2018-3 A3	3.03%	2/15/2022	972	972,832
Santander Drive Auto Receivables Trust 2018-4 C	3.56%	7/15/2024	1,127	1,147,454
Santander Drive Auto Receivables Trust 2018-5 B	3.52%	12/15/2022	1,801	1,816,484
Santander Drive Auto Receivables Trust 2018-5 C	3.81%	12/16/2024	1,668	1,702,997
Santander Drive Auto Receivables Trust 2019-3 C	2.49%	10/15/2025	1,483	1,491,481
Santander Retail Auto Lease Trust 2019-B D†	3.31%	6/20/2024	1,010	1,022,650
TCF Auto Receivables Owner Trust 2015-2A B†	3.00%	9/15/2021	215	215,124
TCF Auto Receivables Owner Trust 2015-2A C†	3.75%	12/15/2021	136	136,210
TCF Auto Receivables Owner Trust 2015-2A D†	4.24%	8/15/2022	2,369	2,372,837
TCF Auto Receivables Owner Trust 2016-1A A4†	2.03%	2/15/2022	833	831,667
TCF Auto Receivables Owner Trust 2016-1A B†	2.32%	6/15/2022	622	620,990
TCF Auto Receivables Owner Trust 2016-1A C†	2.51%	9/15/2022	172	171,555
TCF Auto Receivables Owner Trust 2016-PT1A A†	1.93%	6/15/2022	393	392,094
Toyota Auto Receivables Owner Trust 2016-D A3	1.23%	10/15/2020	112	111,471
Westlake Automobile Receivables Trust 2017-2A B†	2.25%	12/15/2020	605	604,876
Westlake Automobile Receivables Trust 2018-3A A2A†	2.98%	1/18/2022	2,253	2,259,758
Westlake Automobile Receivables Trust 2019-2A A2A†	2.57%	2/15/2023	2,825	2,835,702
Westlake Automobile Receivables Trust 2019-2A D†	3.20%	11/15/2024	1,216	1,230,154
World Omni Auto Receivables Trust 2018-D A4	3.44%	12/16/2024	842	885,529
World Omni Select Auto Trust 2018-1A B†	3.68%	7/15/2023	340	348,474
World Omni Select Auto Trust 2018-1A D†	4.13%	1/15/2025	1,242	1,291,162
Total				111,567,474

Credit Cards 5.31%

American Express Credit Account Master Trust 2017-3 A	1.77%	11/15/2022	1,480	1,477,758
American Express Credit Account Master Trust 2017-6 A	2.04%	5/15/2023	3,252	3,258,949
Barclays Dryrock Issuance Trust 2017-2 A	2.495%(1 Mo. LIBOR + .30%) #	5/15/2023	4,767	4,771,980
Capital One Multi-Asset Execution Trust 2015-A3	2.595%(1 Mo. LIBOR + .40%) #	3/15/2023	2,740	2,746,241

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Credit Cards (continued)

Capital One Multi-Asset Execution Trust 2017-A1	2.00%	1/17/2023	$401	$400,937
Capital One Multi-Asset Execution Trust 2019-A1	2.84%	12/15/2024	2,325	2,390,634
Citibank Credit Card Issuance Trust 2014-A1	2.88%	1/23/2023	1,198	1,215,800
Continental Credit Card 2016-1A C†	11.33%	1/15/2025	126	131,429	(a)
First National Master Note Trust 2017-2 A	2.635%(1 Mo. LIBOR + .44%) #	10/16/2023	2,550	2,551,455
Golden Credit Card Trust 2018-1A A†	2.62%	1/15/2023	3,212	3,241,368
Golden Credit Card Trust 2018-4A A†	3.44%	10/15/2025	2,703	2,872,162
Master Credit Card Trust 2019-1A B†	3.57%	7/21/2022	231	234,201
Master Credit Card Trust II Series 2018-1A A†	2.659%(1 Mo. LIBOR + .49%) #	7/21/2024	1,254	1,254,305
Perimeter Master Note Business Trust 2019-1A A†	4.31%	12/15/2022	2,543	2,562,629	(a)
Perimeter Master Note Business Trust 2019-1A B†	6.02%	12/15/2022	500	503,518	(a)
Synchrony Credit Card Master Note Trust 2015-1 A	2.37%	3/15/2023	550	550,507
Synchrony Credit Card Master Note Trust 2015-1 B	2.64%	3/15/2023	5,076	5,077,373
Synchrony Credit Card Master Note Trust 2016-2 A	2.21%	5/15/2024	3,905	3,934,415
Synchrony Credit Card Master Note Trust 2016-2 B	2.55%	5/15/2024	693	697,882
Synchrony Credit Card Master Note Trust 2017-1 B	2.19%	6/15/2023	4,413	4,408,532
Synchrony Credit Card Master Note Trust 2017-2 A	2.62%	10/15/2025	613	628,204
Synchrony Credit Card Master Note Trust 2017-2 B	2.82%	10/15/2025	999	1,018,047
Synchrony Credit Card Master Note Trust 2018-2 A	3.47%	5/15/2026	5,283	5,603,041
World Financial Network Credit Card Master Trust 2015-B A	2.55%	6/17/2024	1,112	1,117,197
World Financial Network Credit Card Master Trust 2016-A	2.03%	4/15/2025	2,704	2,710,802
World Financial Network Credit Card Master Trust 2018-C A	3.55%	8/15/2025	3,881	4,011,194
World Financial Network Credit Card Master Trust 2018-C M	3.95%	8/15/2025	743	768,514
Total				60,139,074

Home Equity 0.14%

New Century Home Equity Loan Trust 2005-A A6	4.685%	8/25/2035	53	53,134
Towd Point Mortgage Trust 2019-HY2 A1†	3.145%(1 Mo. LIBOR + 1.00%) #	5/25/2058	1,476	1,486,483
Total				1,539,617

Other 11.92%

Ally Master Owner Trust 2018-4 A	3.30%	7/17/2023	7,204	7,374,324
ALM VII Ltd. 2012-7A A1A2†	3.473%(3 Mo. LIBOR + 1.17%) #	7/15/2029	1,250	1,249,938

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

Amur Equipment Finance Receivables VI LLC 2018-2A A2†	3.89%	7/20/2022	$1,622	$1,647,299
Amur Equipment Finance Receivables VII LLC 2019-1A A2†	2.63%	6/20/2024	1,297	1,305,601
Anchorage Capital CLO 3-R Ltd. 2014-3RA A†	3.306%(3 Mo. LIBOR + 1.05%) #	1/28/2031	970	964,692
Anchorage Capital CLO 4-R Ltd. 2014-4RA A†	3.306%(3 Mo. LIBOR + 1.05%) #	1/28/2031	1,212	1,207,152
Arbor Realty Commercial Real Estate Notes Ltd. 2018-FL1 A†	3.345%(1 Mo. LIBOR + 1.15%) #	6/15/2028	1,020	1,022,767
Ares XLI CLO Ltd. 2016-41A AR†	3.503%(3 Mo. LIBOR + 1.20%) #	1/15/2029	2,500	2,499,998
Ascentium Equipment Receivables 2019-1A A2†	2.84%	6/10/2022	1,889	1,904,816
Ascentium Equipment Receivables Trust 2016-2A A3†	1.65%	5/10/2022	10	10,327
Ascentium Equipment Receivables Trust 2017-1A A3†	2.29%	6/10/2021	286	286,057
Ascentium Equipment Receivables Trust 2017-2A A2†	2.00%	5/11/2020	74	73,515
Avery Point V CLO Ltd. 2014-5A AR†	3.283%(3 Mo. LIBOR + .98%) #	7/17/2026	382	382,240
Benefit Street Partners CLO IV Ltd. 2014-IVA A1RR†	3.528%(3 Mo. LIBOR + 1.25%) #	1/20/2029	1,000	1,001,970
Benefit Street Partners CLO IV Ltd. 2014-IVA A2RR†	4.028%(3 Mo. LIBOR + 1.75%) #	1/20/2029	1,000	1,000,448
BlueMountain CLO Ltd. 2012-2A AR2†	3.186%(3 Mo. LIBOR + 1.05%) #	11/20/2028	2,293	2,291,407
Carlyle Global Market Strategies CLO Ltd. 2013-2A AR†	3.19%(3 Mo. LIBOR + .89%) #	1/18/2029	938	934,505
Colombia Cent CLO Ltd. 2018-27A A2A†	3.876%(3 Mo. LIBOR + 1.60%) #	10/25/2028	281	278,890
Colony American Finance Ltd. 2018-1 A†	3.804%	6/15/2051	1,492	1,552,664
Conn’s Receivables Funding LLC 2018-A†	3.25%	1/15/2023	210	210,653
Dell Equipment Finance Trust 2017-1 A3†	2.14%	4/22/2022	30	29,796
Diamond Resorts Owner Trust 2016-1 A†	3.08%	11/20/2028	66	66,985
Diamond Resorts Owner Trust 2018-1 A†	3.70%	1/21/2031	1,663	1,703,732
Diamond Resorts Owner Trust 2018-1 B†	4.19%	1/21/2031	995	1,023,738
DLL LLC 2018-1 A3†	3.10%	4/18/2022	3,362	3,389,541
DLL LLC 2018-1 A4†	3.27%	4/17/2026	2,007	2,060,726
DLL Securitization Trust 2017-A A3†	2.14%	12/15/2021	911	910,846
DLL Securitization Trust 2017-A A4†	2.43%	11/17/2025	1,233	1,242,081
DRB Prime Student Loan Trust 2015-D A2†	3.20%	1/25/2040	40	40,824
Dryden 30 Senior Loan Fund 2013-30A AR†	2.978%(3 Mo. LIBOR + .82%) #	11/15/2028	2,541	2,518,929
Dryden XXV Senior Loan Fund 2012-25A BRR†	3.653%(3 Mo. LIBOR + 1.35%) #	10/15/2027	1,000	985,635

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Other (continued)

Elm CLO Ltd. 2014-1A BRR†	4.053%(3 Mo. LIBOR + 1.75%)	#	1/17/2029		$2,500	$2,508,009
Engs Commercial Finance Trust 2016-1A A2†	2.63%		2/22/2022		132	132,129
Fairstone Financial Issuance Trust I 2019-1A A†(b)	3.948%		3/21/2033	CAD	503	382,709
Fairstone Financial Issuance Trust I 2019-1A B†(b)	5.084%		3/21/2033	CAD	226	172,454	(a)
Fairstone Financial Issuance Trust I 2019-1A C†(b)	6.299%		3/21/2033	CAD	426	324,888	(a)
Fairstone Financial Issuance Trust I 2019-1A D†(b)	7.257%		3/21/2033	CAD	252	192,513	(a)
Ford Credit Floorplan Master Owner Trust 2015-2 A1	1.98%		1/15/2022		$499	498,581
Ford Credit Floorplan Master Owner Trust 2017-2 A1	2.16%		9/15/2022		2,028	2,031,657
Ford Credit Floorplan Master Owner Trust 2019-1 A	2.84%		3/15/2024		3,754	3,845,788
Ford Credit Floorplan Master Owner Trust 2019-2 A	3.06%		4/15/2026		2,482	2,603,707
FREED ABS TRUST 2018-2 A†	3.99%		10/20/2025		1,846	1,860,782
Greystone Commercial Real Estate Notes Ltd. 2017-FL1A A†	3.745%(1 Mo. LIBOR + 1.55%)	#	3/15/2027		1,680	1,685,162
Greystone Commercial Real Estate Notes Ltd. 2017-FL1A B†	4.945%(1 Mo. LIBOR + 2.75%)	#	3/15/2027		200	198,805
Greystone Commercial Real Estate Notes Ltd. 2018-HC1 A†	3.745%(1 Mo. LIBOR + 1.55%)	#	9/15/2028		2,699	2,692,241
Greystone Commercial Real Estate Notes Ltd. 2018-HC1 AS†	4.345%(1 Mo. LIBOR + 2.15%)	#	9/15/2028		824	821,602
Halcyon Loan Advisors Funding Ltd. 2015-2A AR†	3.356%(3 Mo. LIBOR + 1.08%)	#	7/25/2027		1,103	1,103,333
Halcyon Loan Advisors Funding Ltd. 2015-2A BR†	3.926%(3 Mo. LIBOR + 1.65%)	#	7/25/2027		667	667,234
Hyundai Floorplan Master Owner Trust 2019-1 A†	2.68%		4/15/2024		2,664	2,718,985
Jamestown CLO VII Ltd. 2015-7A A1R†	3.106%(3 Mo. LIBOR + .83%)	#	7/25/2027		1,175	1,173,422
Jamestown CLO VII Ltd. 2015-7A A2R†	3.576%(3 Mo. LIBOR + 1.30%)	#	7/25/2027		944	935,386
KREF Ltd. 2018-FL1 A†	3.297%(1 Mo. LIBOR + 1.10%)	#	6/15/2036		490	491,032
LCM XXIV Ltd. 24A A†	3.588%(3 Mo. LIBOR + 1.31%)	#	3/20/2030		1,808	1,811,369
Lendmark Funding Trust 2017-2A A†	2.80%		5/20/2026		1,111	1,111,229
LMREC, Inc. 2019-CRE3 A†	3.782%(1 Mo. LIBOR + 1.40%)	#	12/22/2035		2,938	2,948,809
Madison Park Funding XVI Ltd. 2015-16A A2R†	4.178%(3 Mo. LIBOR + 1.90%)	#	4/20/2026		340	340,238
Madison Park Funding XXI Ltd. 2016-21A A1†	3.806%(3 Mo. LIBOR + 1.53%)	#	7/25/2029		816	820,248
Magnetite VII Ltd. 2012-7A A1R2†	3.103%(3 Mo. LIBOR + .80%)	#	1/15/2028		3,712	3,690,300

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

Magnetite XVIII Ltd. 2016-18A AR†	3.238%(3 Mo. LIBOR + 1.08%)	#	11/15/2028	$1,663	$1,661,795
Mercedes-Benz Master Owner Trust 2019-BA A†	2.61%		5/15/2024	2,181	2,225,640
Mountain Hawk III CLO Ltd. 2014-3A AR†	3.50%(3 Mo. LIBOR + 1.20%)	#	4/18/2025	1,200	1,199,954
Mountain View CLO X Ltd. 2015-10A AR†	3.123%(3 Mo. LIBOR + .82%)	#	10/13/2027	605	603,082
MVW Owner Trust 2017-1A A†	2.42%		12/20/2034	191	192,512
N-Star REL CDO VIII Ltd. 2006-8A B†	2.94%(1 Mo. LIBOR + .42%)	#	2/1/2041	1,600	1,530,307
NextGear Floorplan Master Owner Trust 2017-1A A2†	2.54%		4/18/2022	2,071	2,073,708
NextGear Floorplan Master Owner Trust 2018-2A A2†	3.69%		10/15/2023	1,846	1,907,027
NextGear Floorplan Master Owner Trust 2018-2A B†	4.01%		10/15/2023	736	758,530
Nissan Master Owner Trust Receivables 2017-B A	2.625%(1 Mo. LIBOR + .43%)	#	4/18/2022	1,684	1,686,685
Oaktree CLO 2014-1A A1R†	3.466%(3 Mo. LIBOR + 1.29%)	#	5/13/2029	719	719,936
Oaktree CLO Ltd. 2015-1A A1R†	3.148%(3 Mo. LIBOR + .87%)	#	10/20/2027	769	768,094
OCP CLO Ltd. 2015-10A A2AR†	3.567%(3 Mo. LIBOR + 1.30%)	#	10/26/2027	645	636,758
OCP CLO Ltd. 2016-12A A1R†	3.42%(3 Mo. LIBOR + 1.12%)	#	10/18/2028	1,499	1,498,827
OCP CLO Ltd. 2016-12A A2R†	3.90%(3 Mo. LIBOR + 1.60%)	#	10/18/2028	1,103	1,103,828
OneMain Financial Issuance Trust 2016-2A B†	5.94%		3/20/2028	38	38,368
OneMain Financial Issuance Trust 2018-2A A†	3.57%		3/14/2033	210	218,713
Orange Lake Timeshare Trust 2019-A†	3.06%		4/9/2038	446	456,946
Orec Ltd. 2018-CRE1 A†	3.375%(1 Mo. LIBOR + 1.18%)	#	6/15/2036	2,675	2,679,443
OZLM VIII Ltd. 2014-8A A1RR†	3.473%(3 Mo. LIBOR + 1.17%)	#	10/17/2029	718	717,084
Palmer Square Loan Funding Ltd. 2018-1A A1†	2.903%(3 Mo. LIBOR + .60%)	#	4/15/2026	1,906	1,899,923
Palmer Square Loan Funding Ltd. 2018-5A A1†	3.128%(3 Mo. LIBOR + .85%)	#	1/20/2027	2,517	2,513,300
Palmer Square Loan Funding Ltd. 2018-5A A2†	3.678%(3 Mo. LIBOR + 1.40%)	#	1/20/2027	667	662,917
Parallel Ltd. 2015-1A AR†	3.128%(3 Mo. LIBOR + .85%)	#	7/20/2027	2,054	2,054,169
PFS Financing Corp. 2016-BA A†	1.87%		10/15/2021	626	626,406
PFS Financing Corp. 2018-A A†	2.595%(1 Mo. LIBOR + .40%)	#	2/17/2022	593	593,255

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)			Fair Value
Other (continued)

PFS Financing Corp. 2018-B A†	2.89%		2/15/2023		$2,372		$2,395,829
Planet Fitness Master Issuer LLC 2018-1A A2II†	4.666%		9/5/2048		650		688,394
Ready Capital Mortgage Financing LLC 2018-FL2 A†	2.995%(1 Mo. LIBOR + .85%)	#	6/25/2035		1,529		1,529,585
Regatta VI Funding Ltd. 2016-1A AR†	3.358%(3 Mo. LIBOR + 1.08%)	#	7/20/2028		1,410		1,409,326
Salem Fields CLO Ltd. 2016-2A A2R†	3.976%(3 Mo. LIBOR + 1.70%)	#	10/25/2028		1,227		1,228,239
SCF Equipment Leasing LLC 2018-1A A2†	3.63%		10/20/2024		1,822		1,836,276
SCF Equipment Leasing LLC 2019-1A A1†	3.04%		3/20/2023		1,570		1,577,804
SCF Equipment Leasing LLC 2019-1A A2†	3.23%		10/20/2024		1,907		1,941,389
Seneca Park CLO Ltd. 2014-1A AR†	3.423%(3 Mo. LIBOR + 1.12%)	#	7/17/2026		396		396,780
SLM Private Education Loan Trust 2010-A 2A†	5.445%(1 Mo. LIBOR + 3.25%)	#	5/16/2044		62		62,283
SLM Student Loan Trust 2011-1 A1	2.665%(1 Mo. LIBOR + .52%)	#	3/25/2026		33		33,113
SoFi Professional Loan Program 2017-D A1FX†	1.72%		9/25/2040		130		130,146
SoFi Professional Loan Program LLC 2017-C A2A†	1.75%		7/25/2040		120		120,263
SoFi Professional Loan Program LLC 2017-E A2A†	1.86%		11/26/2040		927		924,564
TCI-Symphony CLO Ltd. 2016-1A A†	3.783%(3 Mo. LIBOR + 1.48%)	#	10/13/2029		463		463,633
Thacher Park CLO Ltd. 2014-1A AR†	3.438%(3 Mo. LIBOR + 1.16%)	#	10/20/2026		2,692		2,693,191
Towd Point Asset Trust 2018-SL1 A†	2.745%(1 Mo. LIBOR + .60%)	#	1/25/2046		1,899		1,871,133
TPG Real Estate Finance Issuer Ltd. 2018-FL2 A†	3.327%(1 Mo. LIBOR + 1.13%)	#	11/15/2037		1,622		1,623,987
West CLO Ltd. 2014-2A A1AR†	3.192%(3 Mo. LIBOR + .87%)	#	1/16/2027		2,653		2,648,370
WhiteHorse VIII Ltd. 2014-1A BR†	3.703%(3 Mo. LIBOR + 1.45%)	#	5/1/2026		1,501		1,501,269
Total							135,037,489
Total Asset-Backed Securities (cost $305,252,813)							308,283,654

				Shares (000)
COMMON STOCKS 0.00%

Electric: Power 0.00%

Eneva SA*(b)				BRL	—	(c)	2,067

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Shares (000)		Fair Value
Oil 0.00%

Dommo Energia SA*(b)			BRL	4	$4,513
Templar Energy LLC Class A Units				10	—	(a)
Total					4,513
Total Common Stocks (cost $121,647)					6,580

			Principal Amount (000)
CONVERTIBLE BONDS 0.11%

Electric: Power 0.02%

Clearway Energy, Inc.†	3.25%	6/1/2020		$215	212,872

Energy Equipment & Services 0.01%

Tesla Energy Operations, Inc.	1.625%	11/1/2019		186	182,615

Real Estate Investment Trusts 0.08%

VEREIT, Inc.	3.75%	12/15/2020		870	885,558
Total Convertible Bonds (cost $1,273,028)					1,281,045

CORPORATE BONDS 39.18%

Aerospace/Defense 0.51%

Bombardier, Inc. (Canada)†(d)	6.00%	10/15/2022		648	646,380
Bombardier, Inc. (Canada)†(d)	6.125%	1/15/2023		2,387	2,381,033
Bombardier, Inc. (Canada)†(d)	8.75%	12/1/2021		1,383	1,505,741
Embraer Overseas Ltd.†	5.696%	9/16/2023		612	677,031
TransDigm, Inc.	6.00%	7/15/2022		52	52,975
Triumph Group, Inc.	4.875%	4/1/2021		526	522,055
Total					5,785,215

Air Transportation 0.25%

Air Canada 2015-1 Class B Pass-Through Trust (Canada)†(d)	3.875%	9/15/2024		291	295,285
Air Canada 2015-2 Class B Pass-Through Trust (Canada)†(d)	5.00%	6/15/2025		161	168,411
American Airlines 2013-1 Class B Pass-Through Trust†	5.625%	7/15/2022		245	250,737
American Airlines 2014-1 Class B Pass-Through Trust	4.375%	4/1/2024		1,166	1,195,441
Continental Airlines Pass-Through Trust 2012-1 Class B	6.25%	10/11/2021		43	43,347
United Airlines 2014-1 Class B Pass-Through Trust	4.75%	10/11/2023		176	181,227
US Airways 2012-2 Class B Pass-Through Trust	6.75%	12/3/2022		25	26,557
US Airways 2013-1 Class B Pass-Through Trust	5.375%	5/15/2023		595	621,837
Total					2,782,842

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Auto Parts: Original Equipment 0.29%

Nexteer Automotive Group Ltd.†	5.875%	11/15/2021	$1,200	$1,220,898
Titan International, Inc.	6.50%	11/30/2023	437	350,693
ZF North America Capital, Inc.†	4.00%	4/29/2020	669	671,213
ZF North America Capital, Inc.†	4.50%	4/29/2022	150	155,101
ZF North America Capital, Inc.†	4.75%	4/29/2025	870	921,611
Total				3,319,516

Automotive 1.77%

Daimler Finance North America LLC†	2.55%	8/15/2022	576	578,456
Daimler Finance North America LLC†	2.837%(3 Mo. LIBOR + .55%) #	5/4/2021	500	499,623
Daimler Finance North America LLC†	2.875%	3/10/2021	612	616,980
Daimler Finance North America LLC†	3.75%	11/5/2021	1,463	1,506,607
Fiat Chrysler Automobiles NV (United Kingdom)(d)	5.25%	4/15/2023	200	214,362
Ford Motor Credit Co. LLC	2.979%	8/3/2022	300	299,701
Ford Motor Credit Co. LLC	3.219%	1/9/2022	475	476,610
Ford Motor Credit Co. LLC	3.273%(3 Mo. LIBOR + .93%) #	9/24/2020	968	968,571
Ford Motor Credit Co. LLC	3.339%	3/28/2022	200	201,113
Ford Motor Credit Co. LLC	5.584%	3/18/2024	845	909,324
Ford Motor Credit Co. LLC	5.875%	8/2/2021	3,072	3,234,578
General Motors Co.	4.875%	10/2/2023	1,117	1,202,338
General Motors Financial Co., Inc.	3.15%	6/30/2022	166	168,519
General Motors Financial Co., Inc.	3.55%	7/8/2022	557	571,220
General Motors Financial Co., Inc.	4.20%	3/1/2021	2,300	2,355,007
General Motors Financial Co., Inc.	5.10%	1/17/2024	1,801	1,948,672
Hyundai Capital America†	1.75%	9/27/2019	905	905,010
Hyundai Capital America†	3.00%	6/20/2022	213	215,575
Hyundai Capital America†	3.25%	9/20/2022	636	647,766
Hyundai Capital America†	3.45%	3/12/2021	280	284,218
Hyundai Capital Services, Inc. (South Korea)†(d)	3.00%	8/29/2022	1,074	1,084,804
Nissan Motor Acceptance Corp.†	3.02%(3 Mo. LIBOR + .69%) #	9/28/2022	550	547,813
Volkswagen Group of America Finance LLC†	4.25%	11/13/2023	587	628,076
Total				20,064,943

Banks: Regional 4.98%

ABN AMRO Bank NV (Netherlands)(d)	6.25%	4/27/2022	2,533	2,755,191
AIB Group plc (Ireland)†(d)	4.263%(3 Mo. LIBOR + 1.87%) #	4/10/2025	712	743,685

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)

AIB Group plc (Ireland)†(d)	4.75%	10/12/2023	$665	$704,720
Akbank T.A.S. (Turkey)†(d)	5.00%	10/24/2022	600	577,588
ASB Bank Ltd. (New Zealand)†(d)	3.75%	6/14/2023	1,018	1,074,975
Associated Banc-Corp.	2.75%	11/15/2019	496	496,065
Associated Bank NA	3.50%	8/13/2021	995	1,016,381
Banco de Credito del Peru (Panama)†(d)	2.25%	10/25/2019	200	200,402
Bank of Ireland Group plc (Ireland)†(d)	4.50%	11/25/2023	912	960,734
Barclays Bank plc (United Kingdom)†(d)	10.179%	6/12/2021	2,148	2,409,293
BBVA Bancomer SA†	6.50%	3/10/2021	851	892,495
CIT Group, Inc.	4.75%	2/16/2024	96	103,200
Citigroup, Inc.	2.946%(3 Mo. LIBOR + .69%) #	10/27/2022	1,324	1,326,080
Citigroup, Inc.	3.352%(3 Mo. LIBOR + .90%) #	4/24/2025	1,130	1,181,424
Citigroup, Inc.	4.05%	7/30/2022	812	851,885
Danske Bank A/S (Denmark)†(d)	2.00%	9/8/2021	426	422,604
Danske Bank A/S (Denmark)†(d)	2.75%	9/17/2020	1,008	1,011,707
Danske Bank A/S (Denmark)†(d)	2.80%	3/10/2021	2,712	2,728,532
Danske Bank A/S (Denmark)†(d)	5.00%	1/12/2022	1,109	1,170,024
Danske Bank A/S (Denmark)†(d)	5.375%	1/12/2024	364	402,868
Discover Bank	3.35%	2/6/2023	477	493,930
Discover Bank	8.70%	11/18/2019	796	805,611
Goldman Sachs Group, Inc. (The)	2.908%(3 Mo. LIBOR + 1.05%) #	6/5/2023	1,507	1,534,162
Goldman Sachs Group, Inc. (The)	3.036%(3 Mo. LIBOR + .78%) #	10/31/2022	691	692,726
Goldman Sachs Group, Inc. (The)	3.272%(3 Mo. LIBOR + 1.20%) #	9/29/2025	563	586,194
ING Bank NV (Netherlands)†(d)	5.80%	9/25/2023	559	620,809
Intesa Sanpaolo SpA (Italy)†(d)	6.50%	2/24/2021	2,138	2,246,973
Lloyds Bank plc (United Kingdom)†(d)	6.50%	9/14/2020	3,451	3,585,427
Macquarie Bank Ltd. (Australia)†(d)	6.625%	4/7/2021	294	312,854
Macquarie Group Ltd. (Australia)†(d)	3.189%(3 Mo. LIBOR + 1.02%) #	11/28/2023	871	892,412
Macquarie Group Ltd. (Australia)†(d)	4.15%(3 Mo. LIBOR + 1.33%) #	3/27/2024	1,393	1,476,663
Manufacturers & Traders Trust Co.	3.355%(1 Mo. LIBOR + 1.22%) #	12/28/2020	346	346,163
Morgan Stanley	2.72%(SOFR + 1.15%) #	7/22/2025	638	650,643
NBK SPC Ltd. (United Arab Emirates)†(d)	2.75%	5/30/2022	960	968,256
Nordea Bank Abp (Finland)†(d)	4.25%	9/21/2022	505	530,015
Nordea Bank Abp (Finland)†(d)	4.875%	5/13/2021	1,768	1,835,255

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)

Popular, Inc.	6.125%	9/14/2023	$504	$545,681
Royal Bank of Scotland Group plc (United Kingdom)(d)	6.125%	12/15/2022	435	470,874
Royal Bank of Scotland Group plc (United Kingdom)(d)	6.40%	10/21/2019	736	739,744
Santander UK Group Holdings plc (United Kingdom)(d)	2.875%	8/5/2021	321	322,480
Santander UK Group Holdings plc (United Kingdom)(d)	3.373%(3 Mo. LIBOR + 1.08%) #	1/5/2024	1,011	1,029,954
Standard Chartered Bank Hong Kong Ltd. (Hong Kong)(d)	5.875%	6/24/2020	555	569,532
Standard Chartered plc (United Kingdom)†(d)	4.247%(3 Mo. LIBOR + 1.15%) #	1/20/2023	1,578	1,634,493
Swedbank AB (Sweden)†(d)	2.65%	3/10/2021	371	373,222
Swedbank AB (Sweden)†(d)	2.80%	3/14/2022	837	846,711
Synovus Financial Corp.	3.125%	11/1/2022	1,470	1,475,696
Turkiye Halk Bankasi AS (Turkey)†(d)	3.875%	2/5/2020	218	215,020
Turkiye Vakiflar Bankasi TAO (Turkey)†(d)	5.625%	5/30/2022	1,267	1,205,630
Turkiye Vakiflar Bankasi TAO (Turkey)†(d)	5.75%	1/30/2023	364	339,544
UBS AG (Switzerland)(d)	5.125%	5/15/2024	515	555,683
UBS AG/Stamford CT	7.625%	8/17/2022	4,406	4,966,289
UBS Group Funding Switzerland AG (Switzerland)†(d)	3.368%(3 Mo. LIBOR + 1.22%) #	5/23/2023	1,085	1,097,892
Zions Bancorp N.A.	3.35%	3/4/2022	1,046	1,071,476
Zions Bancorp N.A.	3.50%	8/27/2021	376	384,813
Total				56,452,680

Beverages 0.08%

Keurig Dr Pepper, Inc.	3.20%	11/15/2021	880	893,448

Building Materials 0.80%

Boral Finance Pty Ltd. (Australia)†(d)	3.00%	11/1/2022	374	376,938
CPG Merger Sub LLC†	8.00%	10/1/2021	887	892,544
Griffon Corp.	5.25%	3/1/2022	1,961	1,984,944
Holcim US Finance Sarl & Cie SCS (Luxembourg)†(d)	6.00%	12/30/2019	4,248	4,287,967
Martin Marietta Materials, Inc.	2.80%(3 Mo. LIBOR + .65%) #	5/22/2020	230	230,317
Owens Corning	4.20%	12/1/2024	1,254	1,330,758
Total				9,103,468

Business Services 0.68%

Adani Ports & Special Economic Zone Ltd. (India)†(d)	3.375%	7/24/2024	500	505,803
Adani Ports & Special Economic Zone Ltd. (India)†(d)	3.95%	1/19/2022	500	514,312

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Business Services (continued)

APX Group, Inc.	8.75%	12/1/2020	$878	$838,490
Ashtead Capital, Inc.†	5.625%	10/1/2024	810	837,337
Capitol Investment Merger Sub 2 LLC†	10.00%	8/1/2024	194	201,760
Equifax, Inc.	3.028%(3 Mo. LIBOR + .87%) #	8/15/2021	1,872	1,869,098
Global Payments, Inc.	2.65%	2/15/2025	593	596,925
IHS Markit Ltd. (United Kingdom)(d)	3.625%	5/1/2024	348	361,798
IHS Markit Ltd. (United Kingdom)(d)	4.125%	8/1/2023	817	862,303
Laureate Education, Inc.†	8.25%	5/1/2025	213	232,969
Sotera Health Topco, Inc. PIK 8.875%†	8.125%	11/1/2021	888	891,330
Total				7,712,125

Chemicals 0.46%

Blue Cube Spinco LLC	9.75%	10/15/2023	177	194,700
Braskem Netherlands Finance BV (Netherlands)†(d)	3.50%	1/10/2023	375	374,531
CNAC HK Finbridge Co. Ltd. (Hong Kong)(d)	3.00%	7/19/2020	200	200,974
CNAC HK Finbridge Co. Ltd. (Hong Kong)(d)	3.50%	7/19/2022	600	608,252
DuPont de Nemours, Inc.	4.205%	11/15/2023	350	377,309
Equate Petrochemical BV (Netherlands)†(d)	3.00%	3/3/2022	200	201,993
NOVA Chemicals Corp. (Canada)†(d)	5.25%	8/1/2023	468	478,764
SABIC Capital II BV (Netherlands)†(d)	4.00%	10/10/2023	695	739,440
Syngenta Finance NV (Netherlands)†(d)	3.698%	4/24/2020	700	702,791
Syngenta Finance NV (Netherlands)†(d)	3.933%	4/23/2021	1,026	1,044,287
Syngenta Finance NV (Netherlands)†(d)	4.441%	4/24/2023	250	262,119
Total				5,185,160

Coal 0.07%

Eterna Capital Pte Ltd. PIK 1.00% (Singapore)(d)	7.50%	12/11/2022	582	548,832
Peabody Energy Corp.†	6.00%	3/31/2022	202	208,186
Total				757,018

Computer Hardware 0.51%

Dell International LLC/EMC Corp.†	4.42%	6/15/2021	2,358	2,433,669
Dell International LLC/EMC Corp.†	5.45%	6/15/2023	2,458	2,673,193
HT Global IT Solutions Holdings Ltd. (Mauritius)†(d)	7.00%	7/14/2021	700	721,000
Total				5,827,862

Computer Software 0.74%

CA, Inc.	3.60%	8/1/2020	312	314,972
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Ho†	10.00%	11/30/2024	1,001	1,083,583

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Computer Software (continued)

Infor US, Inc.	6.50%	5/15/2022	$303	$309,060
Informatica LLC†	7.125%	7/15/2023	1,075	1,096,500
RP Crown Parent LLC†	7.375%	10/15/2024	477	498,327
Solera LLC/Solera Finance, Inc.†	10.50%	3/1/2024	1,751	1,864,815
Sophia LP/Sophia Finance, Inc.†	9.00%	9/30/2023	1,141	1,178,082
TIBCO Software, Inc.†	11.375%	12/1/2021	1,883	1,978,327
Total				8,323,666

Construction/Homebuilding 0.61%

Brookfield Residential Properties, Inc. (Canada)†(d)	6.50%	12/15/2020	1,872	1,876,680
D.R. Horton, Inc.	4.375%	9/15/2022	330	346,545
D.R. Horton, Inc.	4.75%	2/15/2023	152	162,796
D.R. Horton, Inc.	5.75%	8/15/2023	1,592	1,776,116
M/I Homes, Inc.	6.75%	1/15/2021	2,026	2,061,455
William Lyon Homes, Inc.	7.00%	8/15/2022	141	141,441
Williams Scotsman International, Inc.†	7.875%	12/15/2022	542	572,149
Total				6,937,182

Containers 0.28%

Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	5.75%	10/15/2020	3,108	3,119,583
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	6.875%	2/15/2021	84	83,933
Total				3,203,516

Drugs 0.81%

AbbVie, Inc.	3.75%	11/14/2023	778	821,496
Bayer US Finance II LLC†	2.75%	7/15/2021	1,014	1,016,093
Bayer US Finance II LLC†	3.42%(3 Mo. LIBOR + 1.01%) #	12/15/2023	200	199,944
Bayer US Finance II LLC†	3.875%	12/15/2023	1,695	1,780,792
Cardinal Health, Inc.	3.079%	6/15/2024	1,284	1,302,359
Cigna Corp.	2.76%(3 Mo. LIBOR + .35%) #	3/17/2020	153	153,039
CVS Health Corp.	2.625%	8/15/2024	368	370,529
CVS Health Corp.	3.70%	3/9/2023	1,607	1,681,519
CVS Health Corp.	4.00%	12/5/2023	113	120,190
Elanco Animal Health, Inc.	3.912%	8/27/2021	464	473,078
Elanco Animal Health, Inc.	4.272%	8/28/2023	1,070	1,121,305
Teva Pharmaceutical Finance Co. BV (Curacao)(d)	3.65%	11/10/2021	179	170,945
Total				9,211,289

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Power 2.62%

AES Corp. (The)	4.875%	5/15/2023	$573	$582,311
Ausgrid Finance Pty Ltd. (Australia)†(d)	3.85%	5/1/2023	2,099	2,198,484
Comision Federal de Electricidad (Mexico)†(d)	4.875%	5/26/2021	1,197	1,243,396
Comision Federal de Electricidad (Mexico)†(d)	4.875%	1/15/2024	200	212,752
Dominion Energy, Inc.	2.715%	8/15/2021	552	556,906
Dominion Energy, Inc.	3.071%	8/15/2024	1,300	1,338,176
Dominion Energy, Inc.	4.104%	4/1/2021	1,909	1,964,165
DTE Energy Co.	2.529%	10/1/2024	492	496,778
Duquesne Light Holdings, Inc.†	5.90%	12/1/2021	353	376,835
Duquesne Light Holdings, Inc.†	6.40%	9/15/2020	572	593,583
Enel Finance International NV (Netherlands)†(d)	2.75%	4/6/2023	1,010	1,017,386
Enel Finance International NV (Netherlands)†(d)	2.875%	5/25/2022	2,250	2,277,823
Enel Finance International NV (Netherlands)†(d)	4.25%	9/14/2023	472	502,399
FirstEnergy Transmission LLC†	4.35%	1/15/2025	405	440,741
Jersey Central Power & Light Co.†	4.70%	4/1/2024	491	538,215
NextEra Energy Capital Holdings, Inc.	2.767%(3 Mo. LIBOR + .48%) #	5/4/2021	653	653,092
NRG Energy, Inc.†	3.75%	6/15/2024	953	987,013
Origin Energy Finance Ltd. (Australia)†(d)	5.45%	10/14/2021	2,207	2,332,610
PNM Resources, Inc.	3.25%	3/9/2021	546	552,385
PPL Capital Funding, Inc.	3.50%	12/1/2022	430	446,416
PPL WEM Ltd./Western Power Distribution Ltd. (United Kingdom)†(d)	5.375%	5/1/2021	1,181	1,222,960
PSEG Power LLC	3.85%	6/1/2023	335	354,139
PSEG Power LLC	5.125%	4/15/2020	45	45,786
Puget Energy, Inc.	5.625%	7/15/2022	490	527,025
Puget Energy, Inc.	6.00%	9/1/2021	1,264	1,349,431
San Diego Gas & Electric Co.	1.914%	2/1/2022	194	190,335
SCANA Corp.	4.125%	2/1/2022	481	498,740
SCANA Corp.	4.75%	5/15/2021	781	803,316
SCANA Corp.	6.25%	4/1/2020	346	351,906
Sempra Energy	2.803%(3 Mo. LIBOR + .50%) #	1/15/2021	716	715,137
Sempra Energy	2.875%	10/1/2022	49	49,801
Sempra Energy	4.05%	12/1/2023	465	494,515
TransAlta Corp. (Canada)(d)	4.50%	11/15/2022	1,861	1,918,305
Vistra Operations Co. LLC†	3.55%	7/15/2024	1,853	1,875,662
Total				29,708,524

Electrical Equipment 1.07%

Broadcom Corp./Broadcom Cayman Finance Ltd.	2.65%	1/15/2023	723	722,532
Broadcom Corp./Broadcom Cayman Finance Ltd.	3.00%	1/15/2022	2,302	2,321,489

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electrical Equipment (continued)

Broadcom Corp./Broadcom Cayman Finance Ltd.	3.625%	1/15/2024	$1,095	$1,118,248
Broadcom, Inc.†	3.125%	10/15/2022	1,815	1,839,171
Broadcom, Inc.†	3.625%	10/15/2024	2,754	2,794,467
KLA Corp.	4.65%	11/1/2024	560	618,674
Marvell Technology Group Ltd.	4.20%	6/22/2023	953	1,006,207
NXP BV/NXP Funding LLC (Netherlands)†(d)	3.875%	9/1/2022	563	584,036
NXP BV/NXP Funding LLC (Netherlands)†(d)	4.625%	6/1/2023	797	852,831
NXP BV/NXP Funding LLC (Netherlands)†(d)	4.875%	3/1/2024	247	268,902
Total				12,126,557

Electronics 0.17%

PerkinElmer, Inc.	5.00%	11/15/2021	770	809,137
Trimble, Inc.	4.15%	6/15/2023	847	889,120
Trimble, Inc.	4.75%	12/1/2024	247	267,173
Total				1,965,430

Entertainment 0.30%

Eldorado Resorts, Inc.	7.00%	8/1/2023	500	523,750
Scientific Games International, Inc.	6.25%	9/1/2020	674	679,055
Scientific Games International, Inc.	6.625%	5/15/2021	1,149	1,173,416
Scientific Games International, Inc.	10.00%	12/1/2022	925	963,156
Total				3,339,377

Financial Services 2.58%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(d)	3.50%	5/26/2022	273	280,550
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(d)	4.25%	7/1/2020	452	458,367
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(d)	4.625%	10/30/2020	292	299,156
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(d)	4.875%	1/16/2024	272	295,218
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(d)	5.00%	10/1/2021	390	409,074
Air Lease Corp.	4.25%	2/1/2024	591	631,283
Aircastle Ltd.	4.40%	9/25/2023	1,323	1,398,968
Aircastle Ltd.	5.00%	4/1/2023	1,479	1,583,189
Aircastle Ltd.	5.50%	2/15/2022	1,298	1,386,948
Aircastle Ltd.	7.625%	4/15/2020	530	547,088
Ally Financial, Inc.	3.875%	5/21/2024	431	455,244

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Financial Services (continued)

Avolon Holdings Funding Ltd. (Ireland)†(d)	5.125%	10/1/2023	$1,021	$1,086,548
Avolon Holdings Funding Ltd. (Ireland)†(d)	5.25%	5/15/2024	740	795,648
Avolon Holdings Funding Ltd. (Ireland)†(d)	5.50%	1/15/2023	259	276,586
GE Capital International Funding Co. Unlimited Co. (Ireland)(d)	2.342%	11/15/2020	748	744,020
Global Aircraft Leasing Co. Ltd. PIK 7.25%†	6.50%	9/15/2024	1,423	1,419,442
International Lease Finance Corp.	8.25%	12/15/2020	2,944	3,160,046
International Lease Finance Corp.	8.625%	1/15/2022	2,533	2,887,085
Jefferies Financial Group, Inc.	5.50%	10/18/2023	1,938	2,109,129
Jefferies Group LLC	6.875%	4/15/2021	2,140	2,283,239
Nationstar Mortgage Holdings, Inc.†	8.125%	7/15/2023	2,048	2,125,988
Navient Corp.	5.875%	3/25/2021	511	537,189
Navient Corp.	6.625%	7/26/2021	915	981,337
Park Aerospace Holdings Ltd. (Ireland)†(d)	3.625%	3/15/2021	348	351,410
Park Aerospace Holdings Ltd. (Ireland)†(d)	4.50%	3/15/2023	1,293	1,340,970
Park Aerospace Holdings Ltd. (Ireland)†(d)	5.25%	8/15/2022	333	352,564
Park Aerospace Holdings Ltd. (Ireland)†(d)	5.50%	2/15/2024	850	920,252
VFH Parent LLC/Orchestra Co-Issuer, Inc.†	6.75%	6/15/2022	157	162,201
Total				29,278,739

Food 0.20%

General Mills, Inc.	3.313%(3 Mo. LIBOR + 1.01%) #	10/17/2023	377	380,289
Ingles Markets, Inc.	5.75%	6/15/2023	623	637,018
JBS USA LUX SA/JBS USA Finance, Inc.†	5.875%	7/15/2024	238	244,694
Smithfield Foods, Inc.†	2.65%	10/3/2021	13	12,866
Smithfield Foods, Inc.†	2.70%	1/31/2020	386	385,274
Smithfield Foods, Inc.†	3.35%	2/1/2022	577	578,850
Total				2,238,991

Health Care Products 0.23%

Becton Dickinson & Co.	3.194%(3 Mo. LIBOR + .88%) #	12/29/2020	671	671,205
Kinetic Concepts, Inc./KCI USA, Inc.†	7.875%	2/15/2021	1,436	1,481,292
Kinetic Concepts, Inc./KCI USA, Inc.†	12.50%	11/1/2021	129	139,804
Zimmer Biomet Holdings, Inc.	3.70%	3/19/2023	278	290,158
Total				2,582,459

Health Care Services 1.30%

Acadia Healthcare Co., Inc.	5.125%	7/1/2022	1,812	1,832,385
Acadia Healthcare Co., Inc.	5.625%	2/15/2023	129	132,385

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Care Services (continued)

Acadia Healthcare Co., Inc.	6.125%	3/15/2021	$1,796	$1,802,735
CommonSpirit Health	2.76%	10/1/2024	627	637,473
Eagle Holding Co. II LLC PIK 8.375%†	7.625%	5/15/2022	474	479,925
Fresenius Medical Care US Finance II, Inc.†	4.125%	10/15/2020	123	124,828
Fresenius Medical Care US Finance II, Inc.†	5.875%	1/31/2022	3,051	3,269,000
Fresenius Medical Care US Finance, Inc.†	5.75%	2/15/2021	118	123,156
HCA, Inc.	5.00%	3/15/2024	1,319	1,442,217
Polaris Intermediate Corp. PIK 8.50%†	8.50%	12/1/2022	450	380,588
Syneos Health, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc.†	7.50%	10/1/2024	1,246	1,297,397
Universal Health Services, Inc.†	4.75%	8/1/2022	3,104	3,147,084
Total				14,669,173

Household Equipment/Products 0.31%

Newell Brands, Inc.	3.85%	4/1/2023	2,079	2,141,919
Newell Brands, Inc.	4.70%	8/15/2020	143	145,642
Newell Brands, Inc.	5.00%	11/15/2023	372	382,573
Reckitt Benckiser Treasury Services plc (United Kingdom)†(d)	2.903%(3 Mo. LIBOR + .56%) #	6/24/2022	675	671,883
Scotts Miracle-Gro Co. (The)	6.00%	10/15/2023	165	171,473
Spectrum Brands, Inc.	6.625%	11/15/2022	44	44,880
Total				3,558,370

Insurance 0.43%

Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer†	8.25%	8/1/2023	920	941,850
Assurant, Inc.	4.20%	9/27/2023	988	1,033,748
AXA Equitable Holdings, Inc.	3.90%	4/20/2023	1,084	1,139,231
Protective Life Corp.	7.375%	10/15/2019	208	209,136
Willis North America, Inc.	7.00%	9/29/2019	1,005	1,008,097
WR Berkley Corp.	5.375%	9/15/2020	470	484,757
Total				4,816,819

Investment Management Companies 0.06%

Greenko Mauritius Ltd. (India)†(d)	6.25%	2/21/2023	695	709,109

Leasing 0.27%

Aviation Capital Group LLC†	3.875%	5/1/2023	706	739,606
DAE Funding LLC (United Arab Emirates)†(d)	4.00%	8/1/2020	397	402,733

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Leasing (continued)

GATX Corp.	4.35%	2/15/2024	$507	$546,869
Penske Truck Leasing Co., LP/PTL Finance Corp.†	3.45%	7/1/2024	1,119	1,165,686
Penske Truck Leasing Co., LP/PTL Finance Corp.†	3.90%	2/1/2024	144	152,393
Total				3,007,287

Leisure 0.54%

LTF Merger Sub, Inc.†	8.50%	6/15/2023	3,364	3,460,715
NCL Corp. Ltd.†	4.75%	12/15/2021	334	339,845
Royal Caribbean Cruises Ltd.	5.25%	11/15/2022	1,107	1,206,749
Silversea Cruise Finance Ltd.†	7.25%	2/1/2025	1,049	1,128,986
Total				6,136,295

Lodging 0.28%

Boyd Gaming Corp.	6.875%	5/15/2023	4	4,164
Las Vegas Sands Corp.	3.20%	8/8/2024	2,237	2,285,476
Studio City Co., Ltd. (Macau)†(d)	7.25%	11/30/2021	481	493,025
Wyndham Destinations, Inc.	5.625%	3/1/2021	398	414,418
Total				3,197,083

Machinery: Agricultural 0.75%

BAT Capital Corp.	3.222%	8/15/2024	3,118	3,209,550
Imperial Brands Finance plc (United Kingdom)†(d)	3.125%	7/26/2024	1,117	1,137,174
Pyxus International, Inc.	9.875%	7/15/2021	849	674,955
Reynolds American, Inc.	4.85%	9/15/2023	945	1,033,021
Viterra, Inc. (Canada)†(d)	5.95%	8/1/2020	2,351	2,420,891
Total				8,475,591

Machinery: Industrial/Specialty 0.83%

CNH Industrial Capital LLC	4.20%	1/15/2024	900	950,431
CNH Industrial Capital LLC	4.375%	11/6/2020	289	295,465
CNH Industrial Capital LLC	4.375%	4/5/2022	1,563	1,631,381
CNH Industrial Capital LLC	4.875%	4/1/2021	1,170	1,212,576
CNH Industrial NV (United Kingdom)(d)	4.50%	8/15/2023	1,303	1,394,431
Flowserve Corp.	4.00%	11/15/2023	313	322,474
Nvent Finance Sarl (Luxembourg)(d)	3.95%	4/15/2023	1,308	1,339,475
Roper Technologies, Inc.	3.65%	9/15/2023	833	878,075
Wabtec Corp.	3.71%(3 Mo. LIBOR + 1.30%) #	9/15/2021	386	386,034
Wabtec Corp.	4.40%	3/15/2024	871	933,471
Total				9,343,813

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2019

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Manufacturing 0.95%

Gates Global LLC/Gates Global Co.†	6.00%	7/15/2022		$1,305	$1,298,801
General Electric Co.	2.70%	10/9/2022		1,645	1,634,900
General Electric Co.	3.10%	1/9/2023		1,059	1,062,939
General Electric Co.	3.15%	9/7/2022		1,019	1,025,057
General Electric Co.	3.375%	3/11/2024		366	371,147
General Electric Co.	3.41%(3 Mo. LIBOR + 1.00%) #	3/15/2023		237	230,046
General Electric Co.	3.45%	5/15/2024		947	961,916
General Electric Co.	4.625%	1/7/2021		166	169,802
General Electric Co.	4.65%	10/17/2021		2,015	2,087,680
General Electric Co.	5.30%	2/11/2021		95	97,687
Pentair Finance Sarl (Luxembourg)(d)	2.65%	12/1/2019		1,821	1,820,661
Total					10,760,636

Media 0.97%

Altice Financing SA (Luxembourg)†(d)	6.625%	2/15/2023		1,025	1,059,594
Altice Luxembourg SA (Luxembourg)†(d)	7.75%	5/15/2022		200	205,605
Charter Communications Operating LLC/Charter Communications Operating Capital	3.903%(3 Mo. LIBOR + 1.65%) #	2/1/2024		234	237,784
Cox Communications, Inc.†	2.95%	6/30/2023		1,817	1,855,175
Cox Communications, Inc.†	3.25%	12/15/2022		1,093	1,124,057
Globo Comunicacao e Participacoes SA (Brazil)†(d)	4.875%	4/11/2022		250	260,156
Myriad International Holdings BV (Netherlands)†(d)	6.00%	7/18/2020		1,825	1,874,735
NBCUniversal Enterprise, Inc.†	5.25%	—	(e)	4,080	4,214,028
Virgin Media Finance plc (United Kingdom)†(d)	6.00%	10/15/2024		200	207,250
Total					11,038,384

Metal Fabricating 0.02%

Zekelman Industries, Inc.†	9.875%	6/15/2023		254	268,256

Metals & Minerals: Miscellaneous 1.77%

Anglo American Capital plc (United Kingdom)†(d)	3.625%	9/11/2024		2,050	2,116,945
Anglo American Capital plc (United Kingdom)†(d)	3.75%	4/10/2022		2,310	2,377,177
Anglo American Capital plc (United Kingdom)†(d)	4.125%	4/15/2021		200	204,602
Anglo American Capital plc (United Kingdom)†(d)	4.125%	9/27/2022		1,807	1,885,895
Century Aluminum Co.†	7.50%	6/1/2021		395	394,013

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Metals & Minerals: Miscellaneous (continued)

FMG Resources August 2006 Pty Ltd. (Australia)†(d)	4.75%	5/15/2022	$130	$134,388
Freeport-McMoRan, Inc.	4.55%	11/14/2024	979	991,051
Glencore Finance Canada Ltd. (Canada)†(d)	4.25%	10/25/2022	2,388	2,508,568
Glencore Funding LLC†	3.00%	10/27/2022	225	227,070
Glencore Funding LLC†	4.125%	5/30/2023	1,890	1,991,685
Glencore Funding LLC†	4.125%	3/12/2024	939	989,301
Glencore Funding LLC†	4.625%	4/29/2024	484	513,742
Hecla Mining Co.	6.875%	5/1/2021	339	332,220
Hudbay Minerals, Inc. (Canada)†(d)	7.25%	1/15/2023	521	539,808
Indonesia Asahan Aluminium Persero PT (Indonesia)†(d)	5.23%	11/15/2021	604	636,822
Joseph T Ryerson & Son, Inc.†	11.00%	5/15/2022	513	538,810
Kinross Gold Corp. (Canada)(d)	5.125%	9/1/2021	257	266,959
Kinross Gold Corp. (Canada)(d)	5.95%	3/15/2024	1,044	1,165,730
New Gold, Inc. (Canada)†(d)	6.25%	11/15/2022	667	656,995
Newmont Goldcorp Corp.	3.50%	3/15/2022	326	334,729
Newmont Goldcorp Corp.	3.70%	3/15/2023	937	976,369
Novelis Corp.†	6.25%	8/15/2024	277	290,850
Total				20,073,729

Natural Gas 0.20%

National Fuel Gas Co.	3.75%	3/1/2023	515	532,569
National Fuel Gas Co.	4.90%	12/1/2021	682	709,654
Southern Star Central Corp.†	5.125%	7/15/2022	977	991,909
Total				2,234,132

Office Furniture & Business Equipment 0.02%

Xerox Corp.	5.625%	12/15/2019	200	202,400

Oil 4.87%

Afren plc (United Kingdom)†(d)(f)	6.625%	12/9/2020	195	1,622
Afren plc (United Kingdom)†(d)(f)	10.25%	4/8/2019	195	1,643
Afren plc (United Kingdom)†(d)(f)	11.50%	2/1/2016	390	3,287
Antero Resources Corp.	5.125%	12/1/2022	2,570	2,377,250
Callon Petroleum Co.	6.125%	10/1/2024	192	187,200
Canadian Oil Sands Ltd. (Canada)†(d)	9.40%	9/1/2021	125	141,101
Carrizo Oil & Gas, Inc.	6.25%	4/15/2023	2,360	2,269,140
Cenovus Energy, Inc. (Canada)(d)	5.70%	10/15/2019	346	347,313

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil (continued)

Chaparral Energy, Inc.†	8.75%	7/15/2023	$1,580	$695,990
Cimarex Energy Co.	4.375%	6/1/2024	265	279,622
CNOOC Curtis Funding No 1 Pty Ltd. (Australia)†(d)	4.50%	10/3/2023	1,530	1,655,827
CNX Resources Corp.	5.875%	4/15/2022	153	148,793
Concho Resources, Inc.	4.375%	1/15/2025	1,181	1,225,182
Continental Resources, Inc.	3.80%	6/1/2024	226	229,186
Continental Resources, Inc.	4.50%	4/15/2023	2,377	2,461,282
Continental Resources, Inc.	5.00%	9/15/2022	1,790	1,807,187
Diamondback Energy, Inc.	4.75%	11/1/2024	813	840,439
Energen Corp.	4.625%	9/1/2021	615	638,173
Eni SpA (Italy)†(d)	4.00%	9/12/2023	1,327	1,402,302
Eni SpA (Italy)†(d)	4.15%	10/1/2020	600	610,865
Equinor ASA (Norway)†(d)	7.875%	12/9/2022	1,000	1,170,383
Gazprom OAO Via Gaz Capital SA (Luxembourg)†(d)	6.51%	3/7/2022	700	762,608
Gulfport Energy Corp.	6.625%	5/1/2023	654	533,010
Harvest Operations Corp. (Canada)†(d)	4.20%	6/1/2023	250	268,168
HighPoint Operating Corp.	7.00%	10/15/2022	133	121,695
Husky Energy, Inc. (Canada)(d)	4.00%	4/15/2024	1,002	1,062,319
Kerr-McGee Corp.	6.95%	7/1/2024	512	606,025
Laredo Petroleum, Inc.	5.625%	1/15/2022	1,274	1,200,745
Lukoil International Finance BV (Netherlands)†(d)	6.125%	11/9/2020	200	208,490
Marathon Petroleum Corp.	5.375%	10/1/2022	938	948,912
Medco Straits Services Pte Ltd. (Singapore)†(d)	8.50%	8/17/2022	200	211,408
MEG Energy Corp. (Canada)†(d)	6.50%	1/15/2025	630	635,512
Montage Resources Corp.	8.875%	7/15/2023	961	725,555
Motiva Enterprises LLC†	5.75%	1/15/2020	2,096	2,118,522
Murphy Oil Corp.	6.875%	8/15/2024	327	344,266
Oasis Petroleum, Inc.	6.875%	3/15/2022	4,529	4,234,615
Occidental Petroleum Corp.	2.70%	8/15/2022	678	684,963
Occidental Petroleum Corp.	2.90%	8/15/2024	1,052	1,063,037
OGX Austria GmbH (Brazil)†(d)(f)	8.50%	6/1/2018	225	5
Parsley Energy LLC/Parsley Finance Corp.†	6.25%	6/1/2024	314	326,560
Petroleos Mexicanos (Mexico)(d)	3.50%	1/30/2023	1,714	1,669,436
Petroleos Mexicanos (Mexico)(d)	4.625%	9/21/2023	3,045	3,054,135
Petroleos Mexicanos (Mexico)(d)	4.875%	1/18/2024	1,332	1,340,658
Petroleos Mexicanos (Mexico)(d)	5.50%	1/21/2021	884	904,305
Petroleos Mexicanos (Mexico)(d)	6.375%	2/4/2021	3,552	3,676,320
Phillips 66	2.732%(3 Mo. LIBOR + .60%) #	2/26/2021	362	362,016

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil (continued)

Range Resources Corp.	5.00%	8/15/2022	$1,820	$1,706,250
Range Resources Corp.	5.00%	3/15/2023	469	416,238
Range Resources Corp.	5.75%	6/1/2021	515	512,425
Range Resources Corp.	5.875%	7/1/2022	216	207,900
Reliance Holdings USA, Inc.†	5.40%	2/14/2022	1,000	1,068,628
Sable Permian Resources Land LLC/AEPB Finance Corp.†	13.00%	11/30/2020	549	535,275
Saudi Arabian Oil Co. (Saudi Arabia)†(d)	2.75%	4/16/2022	359	364,465
Saudi Arabian Oil Co. (Saudi Arabia)†(d)	2.875%	4/16/2024	503	516,533
Seven Generations Energy Ltd. (Canada)†(d)	6.75%	5/1/2023	1,660	1,672,450
Seven Generations Energy Ltd. (Canada)†(d)	6.875%	6/30/2023	1,343	1,366,771
SM Energy Co.	6.125%	11/15/2022	498	465,630
Transocean Sentry Ltd.†	5.375%	5/15/2023	406	402,955
WPX Energy, Inc.	5.25%	9/15/2024	227	231,540
WPX Energy, Inc.	6.00%	1/15/2022	82	84,665
Total				55,108,797

Oil: Crude Producers 2.15%

Andeavor Logistics LP/Tesoro Logistics Finance Corp.	5.50%	10/15/2019	709	709,570
Andeavor Logistics LP/Tesoro Logistics Finance Corp.	6.25%	10/15/2022	982	1,004,095
Andeavor Logistics LP/Tesoro Logistics Finance Corp.	6.375%	5/1/2024	3,251	3,420,865
Boardwalk Pipelines LP	5.75%	9/15/2019	125	125,112
Enable Oklahoma Intrastate Transmission LLC†	6.25%	3/15/2020	1,937	1,970,555
Energy Transfer Operating LP	4.25%	3/15/2023	2,099	2,206,242
Florida Gas Transmission Co. LLC†	3.875%	7/15/2022	440	456,750
Midcontinent Express Pipeline LLC†	6.70%	9/15/2019	947	952,445
Midwest Connector Capital Co. LLC†	3.625%	4/1/2022	875	900,105
Midwest Connector Capital Co. LLC†	3.90%	4/1/2024	618	650,291
NGPL PipeCo LLC†	4.375%	8/15/2022	1,116	1,155,060
ONEOK, Inc.	7.50%	9/1/2023	1,313	1,545,097
Sabine Pass Liquefaction LLC	5.625%	4/15/2023	6,397	6,979,351
Sabine Pass Liquefaction LLC	5.75%	5/15/2024	219	244,612
Spectra Energy Partners LP	4.60%	6/15/2021	297	306,799
Texas Eastern Transmission LP†	4.125%	12/1/2020	500	508,514
Texas Gas Transmission LLC†	4.50%	2/1/2021	729	744,235
Williams Cos, Inc. (The)	4.50%	11/15/2023	272	293,028
Williams Cos., Inc. (The)	7.875%	9/1/2021	192	212,072
Total				24,384,798

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Integrated Domestic 0.70%

National Oilwell Varco, Inc.	2.60%	12/1/2022	$3,531	$3,535,081
Oceaneering International, Inc.	4.65%	11/15/2024	576	554,291
Schlumberger Holdings Corp.†	3.75%	5/1/2024	1,816	1,921,599
SESI LLC	7.125%	12/15/2021	1,880	1,334,800
TechnipFMC plc (United Kingdom)(d)	3.45%	10/1/2022	513	526,168
Total				7,871,939

Real Estate Investment Trusts 1.07%

Brandywine Operating Partnership LP	4.10%	10/1/2024	92	97,537
Brixmor Operating Partnership LP	3.25%	9/15/2023	1,080	1,112,593
Brixmor Operating Partnership LP	3.65%	6/15/2024	424	444,247
Brixmor Operating Partnership LP	3.875%	8/15/2022	200	208,771
China Overseas Finance Cayman V Ltd.	3.95%	11/15/2022	400	415,360
EPR Properties	5.25%	7/15/2023	172	186,282
Equinix, Inc.	5.375%	1/1/2022	134	137,685
Equinix, Inc.	5.375%	4/1/2023	1,184	1,212,120
Equinix, Inc.	5.375%	5/15/2027	1,125	1,218,184
Equinix, Inc.	5.875%	1/15/2026	1,573	1,677,211
HCP, Inc.	4.20%	3/1/2024	237	256,500
HCP, Inc.	4.25%	11/15/2023	53	56,984
Healthcare Trust of America Holdings LP	2.95%	7/1/2022	228	232,170
Highwoods Realty LP	3.20%	6/15/2021	155	157,071
SITE Centers Corp.	4.625%	7/15/2022	154	161,520
SL Green Operating Partnership LP	3.25%	10/15/2022	339	346,584
SL Green Realty Corp.	4.50%	12/1/2022	1,530	1,617,690
Vereit Operating Partnership LP	4.125%	6/1/2021	329	338,440
Vereit Operating Partnership LP	4.60%	2/6/2024	1,688	1,824,135
Welltower, Inc.	3.625%	3/15/2024	250	263,544
Welltower, Inc.	4.50%	1/15/2024	138	149,470
Total				12,114,098

Retail 0.10%

AutoNation, Inc.	3.50%	11/15/2024	328	335,032
CEC Entertainment, Inc.	8.00%	2/15/2022	519	495,645
Dollar Tree, Inc.	3.70%	5/15/2023	334	348,076
Total				1,178,753

Savings & Loan 0.03%

People’s United Financial, Inc.	3.65%	12/6/2022	370	383,125

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Steel 0.06%

Vale Overseas Ltd. (Brazil)(d)	4.375%	1/11/2022	$652	$677,265

Technology 0.62%

Alibaba Group Holding Ltd. (China)(d)	2.80%	6/6/2023	278	283,394
Baidu, Inc. (China)(d)	3.875%	9/29/2023	1,948	2,046,272
Baidu, Inc. (China)(d)	4.375%	5/14/2024	2,393	2,573,554
Tencent Holdings Ltd. (China)†(d)	3.28%	4/11/2024	1,411	1,463,404
VeriSign, Inc.	4.625%	5/1/2023	109	111,044
Weibo Corp. (China)(d)	3.50%	7/5/2024	500	510,109
Total				6,987,777

Telecommunications 0.71%

AT&T, Inc.	3.616%(3 Mo. LIBOR + 1.18%) #	6/12/2024	1,576	1,601,551
British Telecommunications plc (United Kingdom)(d)	4.50%	12/4/2023	1,107	1,192,128
CommScope, Inc.†	5.50%	3/1/2024	574	584,762
GTH Finance BV (Netherlands)†(d)	6.25%	4/26/2020	200	202,733
Plantronics, Inc.†	5.50%	5/31/2023	373	380,423
T-Mobile USA, Inc.	6.00%	4/15/2024	1,352	1,414,138
Vodafone Group plc (United Kingdom)(d)	3.75%	1/16/2024	2,521	2,668,728
Total				8,044,463

Transportation: Miscellaneous 0.16%

Pelabuhan Indonesia III Persero PT (Indonesia)†(d)	4.50%	5/2/2023	622	658,878
Watco Cos. LLC/Watco Finance Corp.†	6.375%	4/1/2023	819	838,451
XPO Logistics, Inc.†	6.50%	6/15/2022	287	294,011
Total				1,791,340
Total Corporate Bonds (cost $437,886,475)				443,833,439

FLOATING RATE LOANS(g) 2.88%

Aerospace/Defense 0.15%

Gol Luxco SA Term Loan (Luxembourg)(d)	6.50%	8/31/2020	136	138,040	(h)
TransDigm, Inc. 2018 New Tranche F Term Loan	4.83%(3 Mo. LIBOR + 2.50%)	6/9/2023	1,546	1,537,501
Total				1,675,541

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Air Transportation 0.13%

American Airlines, Inc. 2017 Incremental Term Loan B	4.195%(1 Mo. LIBOR + 2.00%)	12/14/2023	$288	$286,766
American Airlines, Inc. 2017 Replacement Term Loan B	4.116%(1 Mo. LIBOR + 2.00%)	4/28/2023	1,153	1,150,496
Total				1,437,262

Computer Hardware 0.04%

Dell International LLC Refinancing Term Loan B	4.12%(1 Mo. LIBOR + 2.00%)	9/7/2023	513	515,171

Computer Software 0.07%

Infor (US), Inc. Tranche B6 Term Loan	5.08%(3 Mo. LIBOR + 2.75%)	2/1/2022	466	465,883
Sophia, L.P. Term Loan B	5.58%(3 Mo. LIBOR + 3.25%)	9/30/2022	336	336,202
Total				802,085

Containers 0.00%

Berry Global, Inc. Term Loan T	4.201%(1 Mo. LIBOR + 2.00%)	1/6/2021	16	16,043

Drugs 0.11%

NVA Holdings, Inc. 1st Lien Term Loan B3	4.862%(1 Mo. LIBOR + 2.75%)	2/2/2025	1,257	1,256,933

Electric: Power 0.38%

AES Corp. 2018 Other Term Loan	3.874%(3 Mo. LIBOR + 1.75%)	5/31/2022	858	860,147
Pacific Gas and Electric Co. DIP Delayed Draw Term Loan	1.125%	12/31/2020	220	221,375
Pacific Gas and Electric Co. DIP Initial Term Loan	4.50%(1 Mo. LIBOR + 2.25%)	12/31/2020	661	665,131
Pacific Gas and Electric Company Revolving Term Loan	2.25%	12/31/2020	2,178	2,134,440
Vistra Operations Co. LLC Initial Term Loan	4.112%(1 Mo. LIBOR + 2.00%)	8/4/2023	488	489,303
Total				4,370,396

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electrical Equipment 0.17%

Marvell Technology Group Ltd Term Loan A	3.605%(1 Mo. LIBOR + 1.38%)	6/4/2021	$1,888	$1,886,084	(h)

Entertainment 0.02%

GLP Capital, L.P. Incremental Tranche A1 Term Loan	3.616%(1 Mo. LIBOR + 1.50%)	4/28/2021	219	218,279	(h)

Financial Services 0.15%

Delos Finance S.a.r.l. 2018 New Term Loan (Luxembourg)(d)	4.08%(3 Mo. LIBOR + 1.75%)	10/6/2023	630	631,661
Flying Fortress Holdings, LLC 2018 New Term Loan	4.08%(3 Mo. LIBOR + 1.75%)	10/30/2022	1,130	1,133,317
Total				1,764,978

Government 0.05%

Seminole Tribe of Florida, Inc. 2018 Replacement Term Loan B	3.862%(1 Mo. LIBOR + 1.75%)	7/8/2024	536	538,399

Health Care Services 0.05%

Jaguar Holding Co.II, 2018 Term Loan	4.612%(1 Mo. LIBOR + 2.50%)	8/18/2022	615	612,834

Insurance 0.07%

FHC Health Systems, Inc. Initial Term Loan	6.112%(1 Mo. LIBOR + 4.00%)	12/23/2021	185	185,608
York Risk Services Holding Corp. Term Loan	5.862%(1 Mo. LIBOR + 3.75%)	10/1/2021	574	574,309
Total				759,917

Investment Management Companies 0.05%

RPI Finance Trust Term Loan A4	3.612%(1 Mo. LIBOR + 1.50%)	5/4/2022	557	557,604

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Machinery: Industrial/Specialty 0.16%

Colfax Corporation Term Loan A2	3.862%(1 Mo. LIBOR + 1.75%)	12/17/2020	$1,857	$1,855,408

Media 0.22%

Charter Communications Operating, LLC Term Loan A2	3.83%(3 Mo. LIBOR + 1.50%)	3/31/2023	2,455	2,447,741

Metal Fabricating 0.00%

Doncasters US Finance LLC 2nd Lien Term Loan	10.58%(3 Mo. LIBOR + 8.25%)	10/9/2020	141	41,369

Miscellaneous 0.16%

HCA, Inc. Tranche B11 Term Loan	4.08%(3 Mo. LIBOR + 1.75%)	3/17/2023	1,459	1,463,335
Utex Industries, Inc. 1st Lien Initial Term Loan	6.112%(1 Mo. LIBOR + 4.00%)	5/22/2021	260	233,301
Utex Industries, Inc. 2nd Lien Initial Term Loan	9.362%(1 Mo. LIBOR + 7.25%)	5/22/2022	111	96,015	(h)
Total				1,792,651

Oil 0.03%

Petroleos Mexicanos Term Loan (Mexico)(d)	3.05%(1 Mo. LIBOR + .85%)	2/14/2020	305	303,780	(h)

Oil: Crude Producers 0.12%

Oneok, Inc. Term Loan A	3.252%(1 Wk. LIBOR + 1.13%)	11/19/2021	1,335	1,329,166	(h)

Real Estate Investment Trusts 0.24%

Hudson Pacific Properties, L.P. 7-Year Term Loan	3.48%(1 Mo. LIBOR + 1.25%)	4/1/2022	652	648,824	(h)
Invitation Homes Operating Partnership LP Initial Term Loan	3.867%(1 Mo. LIBOR + 1.70%)	2/6/2022	2,149	2,106,020	(h)
Total				2,754,844

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Retail 0.19%

Comfort Holding LLC 1st Lien Initial Term Loan	6.862%(1 Mo. LIBOR + 4.75%)	2/5/2024		$361	$358,415
Del Frisco’s Restaurant Group, Inc. Initial Term Loan	8.188%(3 Mo. LIBOR + 6.00%)	6/27/2025		92	91,883	(h)
Panera Bread Co. Term Loan	3.938%(1 Mo. LIBOR + 1.75%)	7/18/2022		1,702	1,665,936
Total					2,116,234

Technology 0.05%

Uber Technologies, Inc. 2018 Refinancing Term Loan	5.645%(1 Mo. LIBOR + 3.50%)	7/13/2023		567	566,370

Telecommunications 0.22%

CenturyLink, Inc. Initial Term Loan A	4.862%(1 Mo. LIBOR + 2.75%)	11/1/2022		2,460	2,464,382

Wholesale 0.05%

Core & Main LP Initial Term Loan	5.086% (2 Mo. LIBOR + 2.75%)- 5.27%	8/1/2024		578	577,825
Total Floating Rate Loans (cost $32,733,254)					32,661,296

FOREIGN GOVERNMENT OBLIGATIONS 0.57%

Argentina 0.13%

Republic of Argentina(b)	3.375%	1/15/2023	EUR	625	272,015
Republic of Argentina(d)	4.625%	1/11/2023		$2,382	943,296
Republic of Argentina(d)	6.875%	4/22/2021		581	248,383
Total					1,463,694

Bermuda 0.10%

Government of Bermuda†	4.138%	1/3/2023		600	636,006
Government of Bermuda†	4.854%	2/6/2024		447	496,174
Total					1,132,180

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Indonesia 0.11%

Perusahaan Penerbit SBSN†(d)	3.40%		3/29/2022	$745	$761,919
Perusahaan Penerbit SBSN†(d)	3.75%		3/1/2023	405	420,700
Total					1,182,619

Romania 0.18%

Republic of Romania†(d)	4.875%		1/22/2024	920	1,010,165
Republic of Romania†(d)	6.75%		2/7/2022	948	1,046,607
Total					2,056,772

Sri Lanka 0.05%

Republic of Sri Lanka†(d)	5.75%		4/18/2023	620	614,769
Total Foreign Government Obligations (cost $8,295,465)					6,450,034

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 1.28%

Federal Home Loan Mortgage Corp. 2014-K503 B†	3.15	%#(i)	10/25/2047	11	10,640
Federal Home Loan Mortgage Corp. K061 X1 IO	0.304	%#(i)	11/25/2026	15,365	196,779
Federal Home Loan Mortgage Corp. Q001 XA IO	2.241	%#(i)	2/25/2032	1,385	190,243
Government National Mortgage Assoc. 2013-162 A	2.75	%#(i)	9/16/2046	85	86,301
Government National Mortgage Assoc. 2013-171 IO	0.889	%#(i)	6/16/2054	5,531	223,405
Government National Mortgage Assoc. 2013-193 IO	0.905	%#(i)	1/16/2055	2,257	90,903
Government National Mortgage Assoc. 2014-112 A	3.00	%#(i)	1/16/2048	268	275,738
Government National Mortgage Assoc. 2014-135 AS	2.30%		2/16/2047	420	423,594
Government National Mortgage Assoc. 2014-15 IO	0.775	%#(i)	8/16/2054	5,121	200,849
Government National Mortgage Assoc. 2014-64 IO	1.082	%#(i)	12/16/2054	22,425	1,097,829
Government National Mortgage Assoc. 2014-70 A	2.50%		3/16/2049	21	21,500
Government National Mortgage Assoc. 2014-78 A	2.20%		4/16/2047	120	119,208
Government National Mortgage Assoc. 2015-19 AD	2.90%		10/16/2055	207	211,871
Government National Mortgage Assoc. 2015-33 AS	2.90	%#(i)	5/16/2054	294	300,500
Government National Mortgage Assoc. 2015-41 AD	2.90	%#(i)	8/16/2055	151	153,985
Government National Mortgage Assoc. 2017-100 AS	2.75%		2/16/2058	1,024	1,039,942
Government National Mortgage Assoc. 2017-44 AD	2.65%		11/17/2048	1,264	1,277,919
Government National Mortgage Assoc. 2017-61 A	2.60%		8/16/2058	966	973,399

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS (continued)

Government National Mortgage Assoc. 2017-71 AS	2.70%		4/16/2057	$1,077	$1,092,727
Government National Mortgage Assoc. 2017-72 AM	2.60%		9/16/2051	666	671,766
Government National Mortgage Assoc. 2017-74 AS	2.60%		10/16/2057	669	674,412
Government National Mortgage Assoc. 2017-76 AS	2.65%		11/16/2050	1,333	1,348,154
Government National Mortgage Assoc. 2017-89 AB	2.60%		7/16/2058	1,047	1,061,516
Government National Mortgage Assoc. 2017-90 AS	2.70%		7/16/2057	1,436	1,456,785
Government National Mortgage Assoc. 2017-92 AS	2.75%		6/16/2058	1,325	1,346,895
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $15,634,513)					14,546,860

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 0.48%

Federal Home Loan Mortgage Corp.	3.139%(12 Mo. LIBOR + 1.64%)	#	11/1/2043	886	908,742
Federal Home Loan Mortgage Corp.	4.574%(12 Mo. LIBOR + 1.79%)	#	12/1/2036	155	163,313
Federal Home Loan Mortgage Corp.	4.598%(12 Mo. LIBOR + 1.72%)	#	4/1/2037	55	58,232
Federal Home Loan Mortgage Corp.	4.66%(12 Mo. LIBOR + 1.78%)	#	10/1/2038	39	41,511
Federal Home Loan Mortgage Corp.	4.709%(12 Mo. LIBOR + 1.79%)	#	5/1/2036	51	53,273
Federal Home Loan Mortgage Corp.	4.756%(12 Mo. LIBOR + 1.66%)	#	2/1/2038	162	169,838
Federal Home Loan Mortgage Corp.	4.775%(12 Mo. LIBOR + 1.94%)	#	9/1/2036	154	162,355
Federal Home Loan Mortgage Corp.	4.819%(12 Mo. LIBOR + 1.96%)	#	2/1/2037	133	140,706
Federal National Mortgage Assoc.	2.665%(12 Mo. LIBOR + 1.60%)	#	12/1/2045	277	282,024
Federal National Mortgage Assoc.	2.718%(12 Mo. LIBOR + 1.60%)	#	12/1/2045	892	907,314
Federal National Mortgage Assoc.	2.827%(12 Mo. LIBOR + 1.60%)	#	10/1/2045	335	341,198
Federal National Mortgage Assoc.	4.173%(12 Mo. LIBOR + 1.18%)	#	6/1/2038	170	175,674
Federal National Mortgage Assoc.	4.281%(12 Mo. LIBOR + 1.51%)	#	10/1/2035	164	171,564
Federal National Mortgage Assoc.	4.429%(12 Mo. LIBOR + 1.53%)	#	3/1/2039	91	95,330
Federal National Mortgage Assoc.	4.45%(12 Mo. LIBOR + 1.62%)	#	8/1/2037	12	12,412
Federal National Mortgage Assoc.	4.544%(12 Mo. LIBOR + 1.66%)	#	9/1/2038	110	115,492

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)

Federal National Mortgage Assoc.	4.553%(12 Mo. LIBOR + 1.68%)	#	8/1/2038	$34	$35,653
Federal National Mortgage Assoc.	4.573%(12 Mo. LIBOR + 1.80%)	#	10/1/2040	39	40,837
Federal National Mortgage Assoc.	4.64%(12 Mo. LIBOR + 1.78%)	#	3/1/2042	1,003	1,050,202
Federal National Mortgage Assoc.	4.652%(12 Mo. LIBOR + 1.81%)	#	12/1/2040	82	86,394
Federal National Mortgage Assoc.	4.656%(12 Mo. LIBOR + 1.81%)	#	12/1/2040	154	161,986
Federal National Mortgage Assoc.	4.743%(1 Yr Treasury Constant Maturity Rate + 2.22%)	#	3/1/2038	37	39,243
Federal National Mortgage Assoc.	4.777%(1 Yr Treasury Constant Maturity Rate + 2.19%)	#	1/1/2038	113	119,010
Federal National Mortgage Assoc.	4.828%(12 Mo. LIBOR + 1.82%)	#	4/1/2040	78	82,560
Federal National Mortgage Assoc.	4.878%(12 Mo. LIBOR + 1.90%)	#	12/1/2038	55	58,098
Total Government Sponsored Enterprises Pass-Throughs (cost $5,495,305)					5,472,961

MUNICIPAL BONDS 0.11%

Miscellaneous

IL State GO	6.20%		7/1/2021	200	209,718
State of Illinois	4.95%		6/1/2023	1,003	1,055,840
Total Municipal Bonds (cost $1,241,472)					1,265,558

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 25.41%

Sequoia Mortgage Trust 2012-4 A2	3.00	%#(i)	9/25/2042	56	56,406
A10 Term Asset Financing LLC 2017-1A A1FX†	2.34%		3/15/2036	271	270,725
Americold LLC 2010-ARTA A1†	3.847%		1/14/2029	269	271,498
AOA Mortgage Trust 2015-1177 A†	2.957%		12/13/2029	310	314,849
AREIT Trust 2018-CRE2 A†	3.177%(1 Mo. LIBOR + .98%)	#	11/14/2035	1,396	1,396,553
Atrium Hotel Portfolio Trust 2017-ATRM B†	3.695%(1 Mo. LIBOR + 1.50%)	#	12/15/2036	842	842,727

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Atrium Hotel Portfolio Trust 2018-ATRM A†	3.145%(1 Mo. LIBOR + .95%)	#	6/15/2035	$1,258	$1,256,514
Atrium Hotel Portfolio Trust 2018-ATRM B†	3.625%(1 Mo. LIBOR + 1.43%)	#	6/15/2035	907	906,833
Atrium Hotel Portfolio Trust 2018-ATRM C†	3.845%(1 Mo. LIBOR + 1.65%)	#	6/15/2035	288	288,039
Aventura Mall Trust 2013-AVM D†	3.867	%#(i)	12/5/2032	500	506,937
BAMLL Trust 2011-FSHN A†	4.42%		7/11/2033	1,500	1,551,955
Bancorp Commercial Mortgage Trust (The) 2018-CR3 A†	3.045%(1 Mo. LIBOR + .85%)	#	1/15/2033	772	769,696
BB-UBS Trust 2012-TFT A†	2.892%		6/5/2030	2,574	2,573,892
BB-UBS Trust 2012-TFT B†	3.584	%#(i)	6/5/2030	2,149	2,131,867
BB-UBS Trust 2012-TFT C†	3.584	%#(i)	6/5/2030	3,000	2,970,136
BBCMS Mortgage Trust 2018-TALL A†	2.917%(1 Mo. LIBOR + .72%)	#	3/15/2037	5,850	5,840,677
BBCMS Mortgage Trust 2018-TALL E†	4.632%(1 Mo. LIBOR + 2.44%)	#	3/15/2037	2,468	2,480,009
BBCMS Trust 2013-TYSN C†	3.821%		9/5/2032	260	261,816
BBCMS Trust 2015-STP XB IO†	0.286	%#(i)	9/10/2028	88,000	157,520
BBCMS Trust 2015-VFM A1†	2.466%		3/10/2036	359	363,586
BBCMS Trust 2015-VFM X IO†	0.537	%#(i)	3/12/2036	94,658	1,675,452
BBCMS Trust 2018-BXH A†	3.195%(1 Mo. LIBOR + 1.00%)	#	10/15/2037	1,492	1,491,169
BDS 2018-FL1 A†	3.047%(1 Mo. LIBOR + .85%)	#	1/15/2035	841	841,958
Benchmark Mortgage Trust 2019-B12 TCA†	3.555	%#(i)	8/15/2052	2,708	2,808,440	(a)
Benchmark Mortgage Trust 2019-B12 TCB†	3.555	%#(i)	8/15/2052	2,998	3,041,201	(a)
BWAY Mortgage Trust 2013-1515 XB IO†	0.534	%#(i)	3/10/2033	47,800	1,024,588
BX Commercial Mortgage Trust 2018-BIOA A†	2.866%(1 Mo. LIBOR + .67%)	#	3/15/2037	4,024	4,020,085
BX Trust 2017-APPL A†	3.075%(1 Mo. LIBOR + .88%)	#	7/15/2034	939	939,429
BX Trust 2017-APPL D†	4.245%(1 Mo. LIBOR + 2.05%)	#	7/15/2034	638	638,792

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

BX Trust 2017-APPL E†	5.345%(1 Mo. LIBOR + 3.15%)	#	7/15/2034	$928	$932,111
BX Trust 2017-SLCT B†	3.395%(1 Mo. LIBOR + 1.20%)	#	7/15/2034	442	442,330
BX Trust 2017-SLCT D†	4.245%(1 Mo. LIBOR + 2.05%)	#	7/15/2034	1,357	1,358,280
BX Trust 2017-SLCT E†	5.345%(1 Mo. LIBOR + 3.15%)	#	7/15/2034	1,190	1,196,460
BX Trust 2018-BILT A†	2.995%(1 Mo. LIBOR + .80%)	#	5/15/2030	857	856,273
BX Trust 2018-BILT D†	3.965%(1 Mo. LIBOR + 1.77%)	#	5/15/2030	357	357,710
BX Trust 2018-GW A†	2.995%(1 Mo. LIBOR + .80%)	#	5/15/2035	667	666,606
BX Trust 2018-GW D†	3.965%(1 Mo. LIBOR + 1.77%)	#	5/15/2035	487	489,184
Caesars Palace Las Vegas Trust 2017-VICI A†	3.531%		10/15/2034	2,300	2,405,441
Caesars Palace Las Vegas Trust 2017-VICI B†	3.835%		10/15/2034	3,445	3,607,714
Caesars Palace Las Vegas Trust 2017-VICI D†	4.499	%#(i)	10/15/2034	4,188	4,408,363
Caesars Palace Las Vegas Trust 2017-VICI E†	4.499	%#(i)	10/15/2034	3,890	4,047,780
Caesars Palace Las Vegas Trust 2017-VICI XA IO†	0.968	%#(i)	10/15/2034	13,222	317,116
Caesars Palace Las Vegas Trust 2017-VICI XB IO†	0.538	%#(i)	10/15/2034	8,470	103,449
CFCRE Commercial Mortgage Trust 2011-C2 AJ†	5.939	%#(i)	12/15/2047	204	215,576
CFCRE Commercial Mortgage Trust 2016-C4 XA IO	1.878	%#(i)	5/10/2058	1,008	90,353
CFCRE Commercial Mortgage Trust 2016-C6 XA IO	1.312	%#(i)	11/10/2049	2,792	187,710
CFCRE Commercial Mortgage Trust 2016-C7 XA IO	0.889	%#(i)	12/10/2054	3,685	168,756
CFCRE Commercial Mortgage Trust 2018-TAN A†	4.236%		2/15/2033	3,500	3,744,245
CGBAM Commercial Mortgage Trust 2015-SMRT B†	3.213%		4/10/2028	1,488	1,492,407
CGBAM Commercial Mortgage Trust 2015-SMRT C†	3.516%		4/10/2028	366	367,508
CGRBS Commercial Mortgage Trust 2013-VN05 A†	3.369%		3/13/2035	1,000	1,056,416
Cherrywood SB Commercial Mortgage Loan Trust 2016-1A AFX†	3.73%		3/25/2049	76	76,499
CHT Mortgage Trust 2017-CSMO B†	3.595%(1 Mo. LIBOR + 1.40%)	#	11/15/2036	500	500,565
CHT Mortgage Trust 2017-CSMO D†	4.445%(1 Mo. LIBOR + 2.25%)	#	11/15/2036	300	300,777

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Citigroup Commercial Mortgage Trust 2013-375P C†	3.635	%#(i)	5/10/2035	$4,150	$4,276,614
Citigroup Commercial Mortgage Trust 2013-GC15 A4	4.371	%#(i)	9/10/2046	2,000	2,176,498
Citigroup Commercial Mortgage Trust 2014-GC19 A3	3.753%		3/10/2047	308	329,339
Citigroup Commercial Mortgage Trust 2014-GC23 XB IO	0.31	%#(i)	7/10/2047	3,452	37,967
Citigroup Commercial Mortgage Trust 2015-GC31 XA IO	0.503	%#(i)	6/10/2048	5,910	114,386
Citigroup Mortgage Loan Trust 2013-2 5A1†	2.406	%#(i)	7/25/2036	128	127,100
CityLine Commercial Mortgage Trust 2016-CLNE A†	2.871	%#(i)	11/10/2031	1,525	1,569,783
Commercial Mortgage Pass-Through Certificates 2010-C1 C†	6.152	%#(i)	7/10/2046	100	103,140
Commercial Mortgage Pass-Through Certificates 2012-CR3 B†	3.922%		10/15/2045	617	633,786
Commercial Mortgage Pass-Through Certificates 2012-CR4 XA IO	1.913	%#(i)	10/15/2045	4,798	196,852
Commercial Mortgage Pass-Through Certificates 2012-LTRT A1†	2.15%		10/5/2030	521	518,269
Commercial Mortgage Pass-Through Certificates 2012-LTRT A2†	3.40%		10/5/2030	1,080	1,102,835
Commercial Mortgage Pass-Through Certificates 2013-CR7 A4	3.213%		3/10/2046	1,316	1,365,557
Commercial Mortgage Pass-Through Certificates 2013-CR7 XA IO	1.369	%#(i)	3/10/2046	6,130	206,802
Commercial Mortgage Pass-Through Certificates 2013-CR8 XA IO	0.547	%#(i)	6/10/2046	14,286	184,604
Commercial Mortgage Pass-Through Certificates 2013-CR9 A4	4.373	%#(i)	7/10/2045	1,138	1,231,017
Commercial Mortgage Pass-Through Certificates 2013-GAM A2†	3.367%		2/10/2028	100	100,952
Commercial Mortgage Pass-Through Certificates 2013-SFS A1†	1.873%		4/12/2035	402	401,067
Commercial Mortgage Pass-Through Certificates 2013-WWP D†	3.898%		3/10/2031	965	1,029,561
Commercial Mortgage Pass-Through Certificates 2014-CR18 A5	3.828%		7/15/2047	1,457	1,574,116
Commercial Mortgage Pass-Through Certificates 2014-CR19 A4	3.532%		8/10/2047	695	741,655
Commercial Mortgage Pass-Through Certificates 2014-CR19 XA IO	1.233	%#(i)	8/10/2047	2,668	113,301
Commercial Mortgage Pass-Through Certificates 2014-FL5 B†	3.711%(1 Mo. LIBOR + 2.15%)	#	10/15/2031	42	42,191
Commercial Mortgage Pass-Through Certificates 2014-LC15 A3	3.727%		4/10/2047	1,997	2,141,699
Commercial Mortgage Pass-Through Certificates 2014-LC15 A4	4.006%		4/10/2047	410	444,933
Commercial Mortgage Pass-Through Certificates 2015-CR23 CMC†	3.807	%#(i)	5/10/2048	1,300	1,303,141

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Commercial Mortgage Pass-Through Certificates 2016-COR1 A2	2.499%		10/10/2049	$227	$229,068
Commercial Mortgage Pass-Through Certificates 2016-GCT E†	3.577	%#(i)	8/10/2029	3,000	3,000,837
Commercial Mortgage Pass-Through Certificates 2016-GCT XA IO†	0.784%		8/10/2029	101,318	1,183,901
Commercial Mortgage Trust 2006-GG7 AM	5.821	%#(i)	7/10/2038	448	451,545
Commercial Mortgage Trust 2016-CD1 XA IO	1.549	%#(i)	8/10/2049	950	71,440
Credit Suisse First Boston Mortgage Securities Corp. 2006-OMA B1†	5.466%		5/15/2023	180	180,818
Credit Suisse First Boston Mortgage Securities Corp. 2006-OMA B2†	5.538%		5/15/2023	3,710	3,738,099
Credit Suisse Mortgage Capital Certificates 2014-USA X1 IO†	0.697	%#(i)	9/15/2037	40,000	1,127,604
Credit Suisse Mortgage Capital Certificates 2015-GLPB A†	3.639%		11/15/2034	2,934	3,092,946
Credit Suisse Mortgage Capital Certificates 2016-NXSR XB IO	0.255	%#(i)	12/15/2049	20,135	321,044
Credit Suisse Mortgage Capital Certificates 2017-HD A†	3.145%(1 Mo. LIBOR + .95%)	#	2/15/2031	831	830,680
Credit Suisse Mortgage Capital Certificates 2017-HD B†	3.545%(1 Mo. LIBOR + 1.35%)	#	2/15/2031	349	348,529
Credit Suisse Mortgage Capital Certificates 2017-HD D†	4.695%(1 Mo. LIBOR + 2.50%)	#	2/15/2031	353	351,853
Credit Suisse Mortgage Capital Certificates 2017-HD E†	5.845%(1 Mo. LIBOR + 3.65%)	#	2/15/2031	513	511,605
Credit Suisse Mortgage Capital Certificates 2017-LSTK A†	2.761%		4/5/2033	3,465	3,482,745
Credit Suisse Mortgage Capital Certificates 2017-LSTK B†	3.03%		4/5/2033	350	351,577
Credit Suisse Mortgage Capital Certificates 2017-LSTK C†	3.229%		4/5/2033	250	250,899
Credit Suisse Mortgage Capital Certificates 2017-LSTK D†	3.442	%#(i)	4/5/2033	275	275,607
Credit Suisse Mortgage Capital Certificates 2017-MOON A†	3.197%		7/10/2034	1,308	1,351,000
Credit Suisse Mortgage Capital Certificates 2017-MOON B†	3.303	%#(i)	7/10/2034	200	204,975
Credit Suisse Mortgage Capital Certificates 2017-MOON C†	3.303	%#(i)	7/10/2034	2,388	2,428,339
Credit Suisse Mortgage Capital Certificates 2017-MOON D†	3.303	%#(i)	7/10/2034	150	151,716
Credit Suisse Mortgage Capital Certificates Trust 2017-PFHP A†	3.145%(1 Mo. LIBOR + .95%)	#	12/15/2030	502	502,397
Credit Suisse Mortgage Capital Certificates Trust 2017-PFHP C†	3.795%(1 Mo. LIBOR + 1.60%)	#	12/15/2030	400	399,091
CSAIL Commercial Mortgage Trust 2015-C2 XB IO†	0.134	%#(i)	6/15/2057	82,732	230,822

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

CSAIL Commercial Mortgage Trust 2016-C7 XA IO	1.162	%#(i)	11/15/2049	$4,646	$252,450
DBGS Mortgage Trust 2018-BIOD A†	2.998%(1 Mo. LIBOR + .80%)	#	5/15/2035	1,561	1,563,634
DBJPM Mortgage Trust 2016-C3 XA IO	1.632	%#(i)	8/10/2049	9,756	823,376
DBUBS Mortgage Trust 2011-LC2A A1†	3.527%		7/10/2044	132	133,320
DBUBS Mortgage Trust 2011-LC2A B†	4.998	%#(i)	7/10/2044	175	182,391
DBWF Mortgage Trust 2015-LCM A1†	2.998%		6/10/2034	388	393,650
DBWF Mortgage Trust 2015-LCM XA IO†	0.537	%#(i)	6/10/2034	776	11,991
DBWF Mortgage Trust 2016-85T XA IO†	0.116	%#(i)	12/10/2036	61,529	219,043
DBWF Mortgage Trust 2018-AMXP A†	3.873	%#(i)	5/5/2035	6,000	6,310,501
DBWF Mortgage Trust 2018-AMXP B†	4.122	%#(i)	5/5/2035	1,500	1,580,467
DBWF Mortgage Trust 2018-AMXP C†	3.956	%#(i)	5/5/2035	1,000	1,047,865
Federal Home Loan Mortgage Corp. 2015-K721 B†	3.681	%#(i)	11/25/2047	3,624	3,740,829
GS Mortgage Securities Corp Trust 2017-SLP A†	3.419%		10/10/2032	1,300	1,349,243
GS Mortgage Securities Corp. II 2012-BWTR A†	2.954%		11/5/2034	2,000	2,059,423
GS Mortgage Securities Corp. II 2012-TMSQ A†	3.007%		12/10/2030	1,300	1,336,241
GS Mortgage Securities Corp. II 2013-KING A†	2.706%		12/10/2027	3,555	3,553,162
GS Mortgage Securities Corp. II 2013-KING C†	3.55	%#(i)	12/10/2027	700	699,579
GS Mortgage Securities Corp. Trust 2012-ALOH A†	3.551%		4/10/2034	1,785	1,846,729
GS Mortgage Securities Corp. Trust 2012-ALOH C†	4.267	%#(i)	4/10/2034	115	119,054
GS Mortgage Securities Corp. Trust 2016-RENT C†	4.202	%#(i)	2/10/2029	252	255,721
GS Mortgage Securities Corp. Trust 2017-GPTX A†	2.856%		5/10/2034	1,159	1,168,330
GS Mortgage Securities Corp. Trust 2017-GPTX B†	3.104%		5/10/2034	1,060	1,066,058
GS Mortgage Securities Corp. Trust 2017-STAY A†	3.045%(1 Mo. LIBOR + .85%)	#	7/15/2032	888	888,548
GS Mortgage Securities Corp. Trust 2017-STAY B†	3.295%(1 Mo. LIBOR + 1.10%)	#	7/15/2032	313	308,258
GS Mortgage Securities Corp. Trust 2017-STAY C†	3.545%(1 Mo. LIBOR + 1.35%)	#	7/15/2032	225	220,625
GS Mortgage Securities Corp. Trust 2017-STAY D†	4.145%(1 Mo. LIBOR + 1.95%)	#	7/15/2032	531	520,637

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

GS Mortgage Securities Corp. Trust 2018-FBLU A†	3.145%(1 Mo. LIBOR + .95%)	#	11/15/2035	$2,614	$2,614,985
GS Mortgage Securities Corp. Trust 2018-RIVR A†	3.145%(1 Mo. LIBOR + .95%)	#	7/15/2035	1,687	1,692,013
GS Mortgage Securities Trust 2010-C2 A1†	3.849%		12/10/2043	37	37,284
GS Mortgage Securities Trust 2012-GCJ7 B	4.74%		5/10/2045	259	271,951
GS Mortgage Securities Trust 2012-GCJ9 XA IO	2.11	%#(i)	11/10/2045	1,423	73,539
GS Mortgage Securities Trust 2013 GC12 B	3.777	%#(i)	6/10/2046	1,000	1,040,002
GS Mortgage Securities Trust 2013-G1 A2†	3.557	%#(i)	4/10/2031	2,584	2,654,285
GS Mortgage Securities Trust 2013-GC12 XA IO	1.56	%#(i)	6/10/2046	19,040	828,012
GS Mortgage Securities Trust 2015-GS1 XA IO	0.939	%#(i)	11/10/2048	1,065	44,670
GS Mortgage Securities Trust 2016-GS4 225A†	2.636%		11/10/2029	317	318,216	(a)
GS Mortgage Securities Trust 2016-GS4 225C†	3.778%		11/10/2029	553	563,952	(a)
Hilton Orlando Trust 2018-ORL A†	2.965%(1 Mo. LIBOR + .77%)	#	12/15/2034	1,462	1,462,232
Hilton Orlando Trust 2018-ORL D†	3.895%(1 Mo. LIBOR + 1.70%)	#	12/15/2034	664	664,794
HMH Trust 2017-NSS A†	3.062%		7/5/2031	974	994,012
HMH Trust 2017-NSS B†	3.343%		7/5/2031	629	644,315
HMH Trust 2017-NSS C†	3.787%		7/5/2031	469	477,262
HMH Trust 2017-NSS D†	4.723%		7/5/2031	618	635,534
Hudsons Bay Simon JV Trust 2015-HB7 A7†	3.914%		8/5/2034	2,366	2,428,689
Hudsons Bay Simon JV Trust 2015-HB7 B7†	4.666%		8/5/2034	1,200	1,216,534
Hudsons Bay Simon JV Trust 2015-HB7 D7†	5.331	%#(i)	8/5/2034	559	535,846
Hudsons Bay Simon JV Trust 2015-HBFL CFL†	5.16%(1 Mo. LIBOR + 2.80%)	#	8/5/2034	1,961	1,960,102
Irvine Core Office Trust 2013-IRV A1†	2.068%		5/15/2048	995	996,320
Irvine Core Office Trust 2013-IRV A2†	3.279	%#(i)	5/15/2048	732	764,555
JPMorgan Chase Commercial Mortgage Securities Corp. 2018 AON XA IO†	0.639	%#(i)	7/5/2031	129,394	2,488,027
JPMorgan Chase Commercial Mortgage Securities Corp. 2018 AON XB IO†	0.308	%#(i)	7/5/2031	50,413	381,687
JPMorgan Chase Commercial Mortgage Securities Trust 2012-C6 B	4.819	%#(i)	5/15/2045	253	266,977

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JPMorgan Chase Commercial Mortgage Securities Trust 2012-C8 A3	2.829%		10/15/2045	$950	$972,702
JPMorgan Chase Commercial Mortgage Securities Trust 2012-WLDN A†	3.905%		5/5/2030	5,979	6,188,706
JPMorgan Chase Commercial Mortgage Securities Trust 2012-WLDN B†	4.488	%#(i)	5/5/2030	1,254	1,304,024
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C10 XA IO	1.124	%#(i)	12/15/2047	8,505	246,349
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C12 XA IO	0.605	%#(i)	7/15/2045	4,808	71,663
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C14 A4	4.133	%#(i)	8/15/2046	2,000	2,157,478
JPMorgan Chase Commercial Mortgage Securities Trust 2013-LC11 XA IO	1.402	%#(i)	4/15/2046	1,352	52,684
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C18 A5	4.079%		2/15/2047	3,000	3,259,469
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 A2	3.046%		4/15/2047	5	4,996
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XA IO	0.93	%#(i)	4/15/2047	1,801	41,332
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XB IO	0.46	%#(i)	4/15/2047	1,000	15,161
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C24 XA IO	1.085	%#(i)	11/15/2047	2,688	87,855
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY A†	3.429%		6/10/2027	5,000	5,048,731
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY XA IO†	0.503	%#(i)	6/10/2027	2,906	87
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY XB IO†	0.16	%#(i)	6/10/2027	1,292	13
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C29 XA IO	0.904	%#(i)	5/15/2048	2,547	65,471
JPMorgan Chase Commercial Mortgage Securities Trust 2015-UES D†	3.742	%#(i)	9/5/2032	2,025	2,034,172
JPMorgan Chase Commercial Mortgage Securities Trust 2016-JP4 XA IO	0.878	%#(i)	12/15/2049	4,024	137,045
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI B†	3.201%		10/5/2031	357	362,419
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI D†	4.143	%#(i)	10/5/2031	731	747,381
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI E†	4.143	%#(i)	10/5/2031	138	139,955

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI XA IO†	1.345	%#(i)	10/5/2031	$2,367	$46,488
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI XB IO†	0.791	%#(i)	10/5/2031	1,432	15,895
JPMorgan Chase Commercial Mortgage Securities Trust 2017-JP7 XA IO	1.224	%#(i)	9/15/2050	8,347	525,706
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK A†	3.392%		6/5/2032	1,482	1,520,244
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK B†	3.795%		6/5/2032	608	623,395
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK C†	4.171	%#(i)	6/5/2032	452	462,952
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK X IO†	0.661	%#(i)	6/5/2032	32,692	458,767
JPMorgan Chase Commercial Mortgage Securities Trust 2018 WPT XBFX IO†	0.555	%#(i)	7/5/2033	95,152	1,476,759
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ A†	3.195%(1 Mo. LIBOR + 1.00%)	#	6/15/2032	824	824,055
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ B†	3.495%(1 Mo. LIBOR + 1.30%)	#	6/15/2032	1,224	1,224,726
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ C†	3.795%(1 Mo. LIBOR + 1.60%)	#	6/15/2032	986	987,823
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ E†	5.195%(1 Mo. LIBOR + 3.00%)	#	6/15/2035	156	157,042
JPMorgan Chase Commercial Mortgage Securities Trust 2018-PTC A†	3.395%(1 Mo. LIBOR + 1.20%)	#	4/15/2031	1,658	1,660,678
JPMorgan Chase Commercial Mortgage Securities Trust 2018-PTC B†	4.095%(1 Mo. LIBOR + 1.90%)	#	4/15/2031	449	449,644
JPMorgan Chase Commercial Mortgage Securities Trust 2018-PTC C†	4.495%(1 Mo. LIBOR + 2.30%)	#	4/15/2031	332	332,781
JPMorgan Chase Commercial Mortgage Securities Trust 2018-PTC D†	5.315%(1 Mo. LIBOR + 3.12%)	#	4/15/2031	174	174,436
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT AFL†	3.194%(1 Mo. LIBOR + .95%)	#	7/5/2033	931	931,349
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT BFX†	4.549%		7/5/2033	839	905,775
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT CFL†	3.894%(1 Mo. LIBOR + 1.65%)	#	7/5/2033	323	323,356
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT DFL†	4.494%(1 Mo. LIBOR + 2.25%)	#	7/5/2033	323	323,695
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT DFX†	5.35%		7/5/2033	1,281	1,386,729

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JP Morgan Chase Commercial Mortgage Securities Trust 2019-ICON A†	3.884%		1/5/2034	$1,309	$1,404,308
Ladder Capital Commercial Mortgage Securities LLC 2014-PKMD B†	2.952	%#(i)	11/14/2027	410	409,393
LMREC, Inc. 2015-CRE1 AR	3.147%(1 Mo. LIBOR + .98%)	#	2/22/2032	723	721,439
LMREC, Inc. 2015-CRE1 BR	4.417%(1 Mo. LIBOR + 2.25%)	#	2/22/2032	381	380,991
LSTAR Commercial Mortgage Trust 2016-4 XA IO†	2.032	%#(i)	3/10/2049	1,479	92,415
LSTAR Commercial Mortgage Trust 2016-4 XB IO†	0.756	%#(i)	3/10/2049	19,753	762,268
LSTAR Commercial Mortgage Trust 2017-5 A1†	2.417%		3/10/2050	385	386,745
LSTAR Commercial Mortgage Trust 2017-5 A2†	2.776%		3/10/2050	800	808,443
LSTAR Commercial Mortgage Trust 2017-5 A3†	4.50%		3/10/2050	2,100	2,248,879
Madison Avenue Trust 2013-650M B†	4.169	%#(i)	10/12/2032	1,423	1,444,098
Morgan Stanley Bank of America Merrill Lynch Trust 2012-CKSV A2†	3.277%		10/15/2030	2,090	2,126,171
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C11 A4	4.299	%#(i)	8/15/2046	1,736	1,869,921
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7 A4	2.918%		2/15/2046	500	513,353
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8 B	3.697	%#(i)	12/15/2048	1,000	1,028,692
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23 XA IO	0.805	%#(i)	7/15/2050	7,070	175,587
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C31 XA IO	1.564	%#(i)	11/15/2049	4,832	361,638
Morgan Stanley Capital Barclays Bank Trust 2016-MART C†	2.817%		9/13/2031	500	500,845
Morgan Stanley Capital Barclays Bank Trust 2016-MART XCP IO†	Zero Coupon	#(i)	9/13/2031	188,074	1,881
Morgan Stanley Capital I Trust 2012-C4 XA IO†	2.257	%#(i)	3/15/2045	13,038	533,043
Morgan Stanley Capital I Trust 2012-STAR A1†	2.084%		8/5/2034	547	544,698
Morgan Stanley Capital I Trust 2014-CPT A†	3.35%		7/13/2029	200	204,241
Morgan Stanley Capital I Trust 2014-CPT XA IO†	0.188	%#(i)	7/13/2029	60,000	120,000
Morgan Stanley Capital I Trust 2014-MP A†	3.469%		8/11/2033	100	102,739
Morgan Stanley Capital I Trust 2016-UB11 XA IO	1.767	%#(i)	8/15/2049	4,412	349,815
Motel 6 Trust 2017-MTL6 F†	6.445%(1 Mo. LIBOR + 4.25%)	#	8/15/2034	1,031	1,039,509

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

MSCG Trust 2015-ALDR A1†	2.612%		6/7/2035	$411	$412,787
MSCG Trust 2016-SNR A†	3.46	%#(i)	11/15/2034	886	892,587
MSCG Trust 2016-SNR B†	4.181%		11/15/2034	512	520,358
MSCG Trust 2016-SNR C†	5.205%		11/15/2034	329	337,378
Natixis Commercial Mortgage Securities Trust 2018-285M A†	3.917	%#(i)	11/15/2032	1,890	1,980,225
Prima Capital CRE Securitization 2015-5A C†	4.50%		12/24/2050	2,749	2,725,863
Prima Capital CRE Securitization Ltd. 2013-3A A†	2.214%		10/24/2035	357	358,021	(a)
Prima Capital CRE Securitization Ltd. 2016-6A A†	2.85%		8/24/2040	2,493	2,495,619
RAIT Trust 2017-FL7 A†	3.145%(1 Mo. LIBOR + .95%)	#	6/15/2037	120	120,224
RBS Commercial Funding, Inc. Trust 2013-GSP A†	3.961	%#(i)	1/15/2032	592	628,477
ReadyCap Commercial Mortgage Trust 2018-4 A†	3.39%		2/27/2051	1,726	1,734,992
RETL 2019-RVP C†	4.295%(1 Mo. LIBOR + 2.10%)	#	3/15/2036	550	552,979
Shelter Growth CRE Issuer Ltd. 2018-FL1 A†	3.195%(1 Mo. LIBOR + 1.00%)	#	1/15/2035	461	461,814
SLIDE 2018-FUN A†	3.095%(1 Mo. LIBOR + .90%)	#	6/15/2031	1,477	1,477,091
SLIDE 2018-FUN B†	3.445%(1 Mo. LIBOR + 1.25%)	#	6/15/2031	327	327,054
SLIDE 2018-FUN C†	3.745%(1 Mo. LIBOR + 1.55%)	#	6/15/2031	265	265,892
SLIDE 2018-FUN D†	4.045%(1 Mo. LIBOR + 1.85%)	#	6/15/2031	429	430,674
SLIDE 2018-FUN XCP IO†	0.976	%#(i)	12/15/2020	35,125	432,594	(a)
Stonemont Portfolio Trust 2017-MONT F†	5.772%(1 Mo. LIBOR + 3.60%)	#	8/20/2030	1,762	1,768,436
Structured Asset Securities Corp. 2006-3H 1A3	5.75%		12/25/2035	57	59,120
UBS-BAMLL Trust 2012-WRM A†	3.663%		6/10/2030	1,250	1,291,213
UBS-Barclays Commercial Mortgage Trust 2012-C2 A4	3.525%		5/10/2063	625	649,250
UBS-Barclays Commercial Mortgage Trust 2012-C3 A4	3.091%		8/10/2049	973	1,001,252
UBS-Barclays Commercial Mortgage Trust 2012-C4 A4	2.792%		12/10/2045	1,208	1,229,979
UBS-Barclays Commercial Mortgage Trust 2012-C4 A5	2.85%		12/10/2045	1,000	1,026,538
UBS-Barclays Commercial Mortgage Trust 2013 C6 A4	3.244%		4/10/2046	2,300	2,395,700
UBS-Barclays Commercial Mortgage Trust 2013-C5 AS†	3.347%		3/10/2046	4,200	4,345,945
UBS-Barclays Commercial Mortgage Trust 2013-C5 B†	3.649	%#(i)	3/10/2046	635	658,856
UBS-Barclays Commercial Mortgage Trust 2013-C5 XA IO†	1.091	%#(i)	3/10/2046	10,297	279,812
UBS-Barclays Commercial Mortgage Trust 2013-C6 XA IO†	1.267	%#(i)	4/10/2046	17,384	580,892

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

VNDO Mortgage Trust 2012-6AVE A†	2.996%		11/15/2030	$9,000	$9,296,809
Vornado DP LLC Trust 2010-VNO A1†	2.97%		9/13/2028	64	64,370
Wells Fargo Commercial Mortgage Trust 2010-C1 C†	5.783	%#(i)	11/15/2043	520	534,109
Wells Fargo Commercial Mortgage Trust 2013-LC12 A4	4.218	%#(i)	7/15/2046	2,498	2,692,030
Wells Fargo Commercial Mortgage Trust 2014 LC16 A4	3.548%		8/15/2050	1,170	1,242,285
Wells Fargo Commercial Mortgage Trust 2015-C29 XA IO	0.813	%#(i)	6/15/2048	3,784	117,092
Wells Fargo Commercial Mortgage Trust 2015-C29 XB IO	0.10	%#(i)	6/15/2048	58,000	152,186
Wells Fargo Commercial Mortgage Trust 2016-BNK1 XA IO	1.913	%#(i)	8/15/2049	1,723	169,977
Wells Fargo Commercial Mortgage Trust 2016-LC24 XB IO	1.161	%#(i)	10/15/2049	7,057	456,919
Wells Fargo Commercial Mortgage Trust 2018-C44 A2	4.178%		5/15/2051	675	724,286
Wells Fargo Commercial Mortgage Trust 2018-C47 A2	4.361%		9/15/2061	878	960,211
West Town Mall Trust 2017-KNOX A†	3.823%		7/5/2030	1,620	1,669,517
West Town Mall Trust 2017-KNOX B†	4.322%		7/5/2030	679	703,655
West Town Mall Trust 2017-KNOX C†	4.491	%#(i)	7/5/2030	500	514,801
West Town Mall Trust 2017-KNOX D†	4.491	%#(i)	7/5/2030	625	638,233
West Town Mall Trust 2017-KNOX X IO†	0.521	%#(i)	7/5/2030	34,983	341,105
WF-RBS Commercial Mortgage Trust 2011-C2 A4†	4.869	%#(i)	2/15/2044	141	145,052
WF-RBS Commercial Mortgage Trust 2012-C10 A3	2.875%		12/15/2045	275	282,438
WF-RBS Commercial Mortgage Trust 2012-C7 A2	3.431%		6/15/2045	790	818,287
WF-RBS Commercial Mortgage Trust 2012-C7 B	4.904	%#(i)	6/15/2045	300	315,231
WF-RBS Commercial Mortgage Trust 2012-C7 XA IO†	1.512	%#(i)	6/15/2045	10,502	300,360
WF-RBS Commercial Mortgage Trust 2012-C9 A3	2.87%		11/15/2045	176	180,944
WF-RBS Commercial Mortgage Trust 2013-C11 AS	3.311%		3/15/2045	1,166	1,205,980
WF-RBS Commercial Mortgage Trust 2013-C13 XA IO†	1.336	%#(i)	5/15/2045	9,749	360,876
WF-RBS Commercial Mortgage Trust 2014-C20 XA IO	1.135	%#(i)	5/15/2047	5,588	205,307
WF-RBS Commercial Mortgage Trust 2014-C20 XB IO	0.735	%#(i)	5/15/2047	1,368	36,973
WF-RBS Commercial Mortgage Trust 2014-C21 XB IO	0.796	%#(i)	8/15/2047	15,000	465,033
Total Non-Agency Commercial Mortgage-Backed Securities (cost $283,614,793)					287,842,988

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2019

Investments	Dividend Rate	Maturity Date	Shares (000)	Fair Value
PREFERRED STOCK 0.00%

Energy: Exploration & Production

Templar Energy LLC (cost $140,791)	Zero Coupon		15	$—	(a)

	Interest Rate		Principal Amount (000)
U.S. TREASURY OBLIGATION 0.35%

U.S. Treasury Note (cost $3,912,390)	2.50%	1/31/2021	$3,911	3,956,297
Total Long-Term Investments (cost $1,095,601,946)				1,105,600,712

SHORT-TERM INVESTMENTS 1.33%

COMMERCIAL PAPER 0.55%

Automotive 0.53%

Ford Motor Credit Co.	3.91%	12/4/2019	4,767	4,731,991
Ford Motor Credit Co.	4.39%	11/25/2019	1,230	1,221,859
Total				5,953,850

Oil 0.02%

Encana Corp.	2.811%	9/19/2019	250	249,693
Total Commercial Paper (cost $6,187,926)				6,203,543

CORPORATE BONDS 0.08%

Drugs 0.06%

Shire Acquisitions Investments Ireland DAC (Ireland)(d)	1.90%	9/23/2019	598	597,876

Natural Gas 0.02%

WGL Holdings, Inc.	2.986%(3 Mo. LIBOR + .55%) #	3/12/2020	250	249,588
Total Corporate Bonds (cost $846,881)				847,464

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2019

Investments	Principal Amount (000)	Fair Value
REPURCHASE AGREEMENT 0.70%

Repurchase Agreement dated 8/30/2019, 1.25% due 9/3/2019 with Fixed Income Clearing Corp. collateralized by $7,890,000 of U.S. Treasury Note at 2.25% due 3/31/2021; value: $8,038,269; proceeds: $7,877,707 (cost $7,876,613)	$7,877	$7,876,613
Total Short-Term Investments (cost $14,911,420)		14,927,620
Total Investments in Securities 98.92% (cost $1,110,513,366)		1,120,528,332
Less Unfunded Loan Commitments (0.02%) (cost $220,000)		(221,375)
Net Investments 98.90% (cost $1,110,293,366)		1,120,306,957
Cash, Foreign Cash and Other Assets in Excess of Liabilities(j) 1.10%		12,479,309
Net Assets 100.00%		$1,132,786,266

BRL	Brazilian real.
CAD	Canadian dollar.
EUR	euro.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
SOFR	Secured Over Night Financing Rate.
Units	More than one class of securities traded together.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at August 31, 2019.
*	Non-income producing security.
(a)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(b)	Investment in non-U.S. dollar denominated securities.
(c)	Amount represents less than 1,000 shares.
(d)	Foreign security traded in U.S. dollars.
(e)	Security is perpetual in nature and has no stated maturity.
(f)	Defaulted (non-income producing security).
(g)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at August 31, 2019.
(h)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(i)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(j)	Cash, Foreign Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2019

Centrally Cleared Interest Rate Swap Contracts at August 31, 2019:

Central Clearingparty*	Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Termination Date	Notional Amount	Notional Value	Unrealized Appreciation
Credit Suisse	3-Month USD LIBOR Index	2.3497%	4/1/2021	$100,874,480	$102,039,669	$1,165,189

*	Central Clearinghouse: Chicago Mercantile Exchange (CME)

Central Clearingparty*	Periodic Payments to be Made By The Fund (Quaterly)	Periodic Payments to be Received By The Fund (Quaterly)	Termination Date	Notional Amount	Notional Value	Unrealized Depreciation
Credit Suisse	2.4045%	3-Month USD LIBOR Index	4/1/2029	$17,000,000	$18,582,914	$(1,582,914)

*	Central Clearinghouse: Chicago Mercantile Exchange (CME)

Open Forward Foreign Currency Exchange Contracts at August 31, 2019:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
euro	Sell	Morgan Stanley	9/20/2019	497,000	$560,497	$546,910	$13,587

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Canadian dollar	Sell	Morgan Stanley	9/19/2019	1,427,000	$1,068,130	$1,072,082	$(3,952)

Open Futures Contracts at August 31, 2019:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	December 2019	2,334	Long	$504,166,337	$504,417,517	$251,180

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 5-Year Treasury Note	December 2019	739	Short	$(88,649,797)	$(88,662,680)	$(12,883)
U.S. 10-Year Treasury Note	December 2019	494	Long	65,213,617	65,069,063	(144,554)
U.S. Long Bond	December 2019	305	Long	50,728,262	50,401,250	(327,012)
Total Unrealized Depreciation on Open Futures Contracts						$(484,449)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2019

Open Consumer Price Index (“CPI”) Centrally Cleared Swaps at August 31, 2019:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Appreciation
Credit Suisse	1.7315%	CPI Urban Consumer NSA	8/24/2026	$10,000,000	$10,076,988	$76,988
Credit Suisse	1.7925%	CPI Urban Consumer NSA	7/18/2026	35,000,000	35,127,619	127,619
Credit Suisse	1.9775%	CPI Urban Consumer NSA	12/14/2019	30,000,000	30,011,834	11,834
Credit Suisse	CPI Urban Consumer NSA	1.623%	8/21/2024	10,000,000	10,009,932	9,932
Credit Suisse	CPI Urban Consumer NSA	1.685%	8/7/2024	15,000,000	15,065,843	65,843
Credit Suisse	CPI Urban Consumer NSA	1.689%	8/8/2024	20,000,000	20,091,124	91,124
Credit Suisse	CPI Urban Consumer NSA	1.817%	1/4/2026	25,000,000	25,299,272	299,272
Credit Suisse	CPI Urban Consumer NSA	1.828%	6/28/2025	15,000,000	15,171,021	171,021
Credit Suisse	CPI Urban Consumer NSA	1.835%	8/2/2024	20,000,000	20,244,117	244,117
Credit Suisse	CPI Urban Consumer NSA	1.8425%	1/4/2026	10,000,000	10,138,314	138,314
Credit Suisse	CPI Urban Consumer NSA	1.847%	1/3/2026	25,000,000	25,356,834	356,834
Credit Suisse	CPI Urban Consumer NSA	1.8475%	1/7/2026	10,000,000	10,139,401	139,401
Credit Suisse	CPI Urban Consumer NSA	1.857%	8/2/2024	10,000,000	10,133,294	133,294
Credit Suisse	CPI Urban Consumer NSA	1.8755%	12/28/2025	15,000,000	15,242,979	242,979
Credit Suisse	CPI Urban Consumer NSA	1.8913%	12/27/2025	15,000,000	15,259,379	259,379
Credit Suisse	CPI Urban Consumer NSA	1.8975%	4/3/2021	20,000,000	20,098,987	98,987
Credit Suisse	CPI Urban Consumer NSA	1.8975%	12/27/2025	15,000,000	15,266,247	266,247
Credit Suisse	CPI Urban Consumer NSA	1.918%	12/19/2024	20,000,000	20,362,565	362,565
Credit Suisse	CPI Urban Consumer NSA	1.924%	4/10/2022	10,000,000	10,095,508	95,508
Credit Suisse	CPI Urban Consumer NSA	1.933%	4/1/2026	10,000,000	10,148,590	148,590
Credit Suisse	CPI Urban Consumer NSA	1.9351%	6/9/2022	10,000,000	10,088,782	88,782

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2019

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Appreciation
Credit Suisse	CPI Urban Consumer NSA	1.936%	12/19/2024	$20,000,000	$20,385,038	$385,038
Credit Suisse	CPI Urban Consumer NSA	1.950%	2/13/2026	10,000,000	10,186,593	186,593
Credit Suisse	CPI Urban Consumer NSA	1.9525%	12/21/2025	15,000,000	15,320,890	320,890
Credit Suisse	CPI Urban Consumer NSA	1.954%	2/1/2026	10,000,000	10,199,856	199,856
Credit Suisse	CPI Urban Consumer NSA	1.9725%	12/14/2024	15,000,000	15,318,317	318,317
Credit Suisse	CPI Urban Consumer NSA	1.978%	6/17/2039	5,000,000	5,131,816	131,816
Credit Suisse	CPI Urban Consumer NSA	1.9975%	12/13/2024	20,000,000	20,454,229	454,229
Credit Suisse	CPI Urban Consumer NSA	2.020%	1/10/2029	20,000,000	20,571,909	571,909
Credit Suisse	CPI Urban Consumer NSA	2.026%	11/20/2020	30,000,000	30,300,518	300,518
Credit Suisse	CPI Urban Consumer NSA	2.028%	1/15/2029	5,000,000	5,145,495	145,495
Credit Suisse	CPI Urban Consumer NSA	2.032%	11/30/2023	30,000,000	30,657,325	657,325
Credit Suisse	CPI Urban Consumer NSA	2.033%	1/11/2029	20,000,000	20,598,351	598,351
Credit Suisse	CPI Urban Consumer NSA	2.0363%	11/21/2022	10,000,000	10,157,360	157,360
Credit Suisse	CPI Urban Consumer NSA	2.050%	12/11/2024	30,000,000	30,776,278	776,278
Credit Suisse	CPI Urban Consumer NSA	2.055%	11/6/2020	40,000,000	40,419,179	419,179
Credit Suisse	CPI Urban Consumer NSA	2.065%	11/8/2020	40,000,000	40,426,659	426,659
Credit Suisse	CPI Urban Consumer NSA	2.090%	11/2/2020	30,000,000	30,334,436	334,436
Credit Suisse	CPI Urban Consumer NSA	2.092%	12/6/2024	15,000,000	15,422,922	422,922
Credit Suisse	CPI Urban Consumer NSA	2.210%	10/17/2020	30,000,000	30,408,532	408,532
Credit Suisse	CPI Urban Consumer NSA	2.250%	3/21/2024	10,000,000	10,366,343	366,343
Credit Suisse	CPI Urban Consumer NSA	2.275%	4/18/2024	50,000,000	51,981,004	1,981,004
Credit Suisse	CPI Urban Consumer NSA	2.2775%	2/16/2028	15,000,000	15,817,075	817,075
Unrealized Appreciation on CPI Centrally Cleared Swaps						$13,808,755

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2019

Open Consumer Price Index (“CPI”) Centrally Cleared Swaps at August 31, 2019:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
Credit Suisse	1.570%	CPI Urban Consumer NSA	1/10/2021	$100,000,000	$99,732,225	$(267,775)
Credit Suisse	1.615%	CPI Urban Consumer NSA	1/11/2021	140,000,000	139,514,795	(485,205)
Credit Suisse	1.700%	CPI Urban Consumer NSA	2/4/2021	40,000,000	39,848,900	(151,100)
Credit Suisse	1.844%	CPI Urban Consumer NSA	3/4/2021	30,000,000	29,851,161	(148,839)
Credit Suisse	1.9175%	CPI Urban Consumer NSA	6/14/2029	10,000,000	9,853,039	(146,961)
Credit Suisse	2.0075%	CPI Urban Consumer NSA	4/28/2020	30,000,000	29,851,675	(148,325)
Credit Suisse	2.030%	CPI Urban Consumer NSA	5/3/2022	15,000,000	14,744,333	(255,667)
Credit Suisse	2.035%	CPI Urban Consumer NSA	5/2/2021	10,000,000	9,873,384	(126,616)
Credit Suisse	2.065%	CPI Urban Consumer NSA	1/9/2039	5,000,000	4,758,302	(241,698)
Credit Suisse	2.075%	CPI Urban Consumer NSA	1/8/2021	20,000,000	19,812,677	(187,323)
Credit Suisse	2.107%	CPI Urban Consumer NSA	2/21/2031	5,000,000	4,819,284	(180,716)
Credit Suisse	2.110%	CPI Urban Consumer NSA	2/19/2031	5,000,000	4,816,395	(183,605)
Credit Suisse	2.119%	CPI Urban Consumer NSA	4/12/2022	25,000,000	24,443,193	(556,807)
Credit Suisse	2.119%	CPI Urban Consumer NSA	2/11/2031	15,000,000	14,420,442	(579,558)
Credit Suisse	2.1275%	CPI Urban Consumer NSA	11/14/2024	60,000,000	58,312,773	(1,687,227)
Credit Suisse	2.140%	CPI Urban Consumer NSA	7/20/2029	5,000,000	4,809,573	(190,427)
Credit Suisse	2.1438%	CPI Urban Consumer NSA	12/14/2026	10,000,000	9,637,061	(362,939)
Credit Suisse	2.158%	CPI Urban Consumer NSA	3/25/2029	5,000,000	4,809,904	(190,096)
Credit Suisse	2.207%	CPI Urban Consumer NSA	1/8/2027	10,000,000	9,575,942	(424,058)
Credit Suisse	2.269%	CPI Urban Consumer NSA	10/30/2030	10,000,000	9,393,436	(606,564)
Credit Suisse	2.285%	CPI Urban Consumer NSA	5/31/2028	10,000,000	9,435,443	(564,557)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2019

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
Credit Suisse	2.310%	CPI Urban Consumer NSA	6/1/2028	$10,000,000	$9,408,375	$(591,625)
Credit Suisse	2.335%	CPI Urban Consumer NSA	11/17/2036	8,000,000	7,158,365	(841,635)
Credit Suisse	2.335%	CPI Urban Consumer NSA	11/21/2036	10,000,000	8,946,468	(1,053,532)
Credit Suisse	2.339%	CPI Urban Consumer NSA	3/14/2029	10,000,000	9,296,224	(703,776)
Credit Suisse	2.340%	CPI Urban Consumer NSA	3/23/2032	5,000,000	4,581,167	(418,833)
Credit Suisse	2.341%	CPI Urban Consumer NSA	8/27/2028	10,000,000	9,350,835	(649,165)
Credit Suisse	2.3425%	CPI Urban Consumer NSA	9/11/2028	10,000,000	9,352,715	(647,285)
Credit Suisse	2.344%	CPI Urban Consumer NSA	3/15/2029	5,000,000	4,644,211	(355,789)
Credit Suisse	2.345%	CPI Urban Consumer NSA	8/14/2028	10,000,000	9,346,097	(653,903)
Credit Suisse	2.3525%	CPI Urban Consumer NSA	6/6/2028	10,000,000	9,360,163	(639,837)
Credit Suisse	2.354%	CPI Urban Consumer NSA	3/6/2032	5,000,000	4,577,546	(422,454)
Credit Suisse	2.355%	CPI Urban Consumer NSA	3/8/2032	10,000,000	9,149,039	(850,961)
Credit Suisse	2.358%	CPI Urban Consumer NSA	7/25/2028	10,000,000	9,335,484	(664,516)
Credit Suisse	2.3625%	CPI Urban Consumer NSA	3/21/2032	5,000,000	4,562,579	(437,421)
Credit Suisse	2.3625%	CPI Urban Consumer NSA	1/23/2033	5,000,000	4,572,133	(427,867)
Credit Suisse	2.3625%	CPI Urban Consumer NSA	1/25/2033	5,000,000	4,571,912	(428,088)
Credit Suisse	2.365%	CPI Urban Consumer NSA	1/30/2038	10,000,000	8,841,939	(1,158,061)
Credit Suisse	2.370%	CPI Urban Consumer NSA	4/18/2030	25,000,000	23,104,160	(1,895,840)
Credit Suisse	2.370%	CPI Urban Consumer NSA	2/28/2038	5,000,000	4,412,636	(587,364)
Credit Suisse	2.3745%	CPI Urban Consumer NSA	8/9/2028	10,000,000	9,313,265	(686,735)
Credit Suisse	2.379%	CPI Urban Consumer NSA	9/21/2028	15,000,000	13,973,416	(1,026,584)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2019

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
Credit Suisse	2.380%	CPI Urban Consumer NSA	7/6/2028	$10,000,000	$9,321,718	$(678,282)
Credit Suisse	2.380%	CPI Urban Consumer NSA	7/17/2028	15,000,000	13,973,164	(1,026,836)
Credit Suisse	2.383%	CPI Urban Consumer NSA	6/13/2028	40,000,000	37,297,924	(2,702,076)
Credit Suisse	2.384%	CPI Urban Consumer NSA	10/1/2028	10,000,000	9,314,001	(685,999)
Credit Suisse	2.3845%	CPI Urban Consumer NSA	8/6/2028	25,000,000	23,256,680	(1,743,320)
Credit Suisse	2.390%	CPI Urban Consumer NSA	6/14/2028	45,000,000	41,923,864	(3,076,136)
Credit Suisse	2.390%	CPI Urban Consumer NSA	8/3/2028	10,000,000	9,296,035	(703,965)
Credit Suisse	2.393%	CPI Urban Consumer NSA	5/11/2028	10,000,000	9,299,584	(700,416)
Credit Suisse	2.3938%	CPI Urban Consumer NSA	9/26/2028	10,000,000	9,300,931	(699,069)
Credit Suisse	2.3963%	CPI Urban Consumer NSA	10/9/2028	10,000,000	9,302,563	(697,437)
Credit Suisse	2.400%	CPI Urban Consumer NSA	4/26/2030	10,000,000	9,198,266	(801,734)
Credit Suisse	2.4075%	CPI Urban Consumer NSA	5/21/2028	5,000,000	4,646,229	(353,771)
Credit Suisse	2.5475%	CPI Urban Consumer NSA	4/20/2021	8,000,000	7,156,224	(843,776)
Credit Suisse	2.6725%	CPI Urban Consumer NSA	1/28/2021	15,000,000	13,418,503	(1,581,497)
Credit Suisse	2.7875%	CPI Urban Consumer NSA	6/8/2026	5,000,000	3,923,470	(1,076,530)
Credit Suisse	CPI Urban Consumer NSA	1.445%	2/3/2021	15,000,000	14,708,250	(291,750)
Credit Suisse	CPI Urban Consumer NSA	1.485%	1/14/2021	20,000,000	19,661,364	(338,636)
Credit Suisse	CPI Urban Consumer NSA	1.6675%	6/30/2026	7,000,000	6,872,430	(127,570)
Credit Suisse	CPI Urban Consumer NSA	1.790%	4/27/2024	30,000,000	29,857,104	(142,896)
Credit Suisse	CPI Urban Consumer NSA	2.030%	10/25/2019	10,000,000	9,938,123	(61,877)
Unrealized Depreciation on CPI Centrally Cleared Swaps						$(41,160,907)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2019

Open Consumer Price Index (“CPI”) OTC Swaps at August 31, 2019:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Appreciation
Bank of America	1.676%	CPI Urban Consumer NSA	8/4/2026	$15,000,000	$15,225,222	$225,222
Bank of America	1.7395%	CPI Urban Consumer NSA	8/23/2026	40,000,000	40,278,043	278,043
Bank of America	1.7465%	CPI Urban Consumer NSA	8/22/2026	20,000,000	20,126,232	126,232
Bank of America	1.769%	CPI Urban Consumer NSA	7/22/2026	35,000,000	35,202,185	202,185
Bank of America	1.9625%	CPI Urban Consumer NSA	12/13/2019	30,000,000	30,022,941	22,941
Bank of America	CPI Urban Consumer NSA	1.780%	6/23/2022	15,000,000	15,012,826	12,826
Bank of America	CPI Urban Consumer NSA	1.930%	9/7/2022	25,000,000	25,159,099	159,099
Bank of America	CPI Urban Consumer NSA	1.936%	5/22/2022	10,000,000	10,098,886	98,886
Bank of America	CPI Urban Consumer NSA	2.054%	12/5/2022	10,000,000	10,179,831	179,831
Bank of America	CPI Urban Consumer NSA	2.0688%	11/10/2022	15,000,000	15,237,976	237,976
Bank of America	CPI Urban Consumer NSA	2.140%	2/10/2022	30,000,000	30,572,612	572,612
Bank of America	CPI Urban Consumer NSA	2.194%	1/19/2022	30,000,000	30,644,537	644,537
Bank of America	CPI Urban Consumer NSA	2.195%	2/24/2022	25,000,000	25,570,158	570,158
Barclays Bank plc	CPI Urban Consumer NSA	1.7625%	12/4/2019	20,000,000	20,242,814	242,814
Barclays Bank plc	CPI Urban Consumer NSA	2.150%	2/10/2023	30,000,000	30,734,260	734,260
Barclays Bank plc	CPI Urban Consumer NSA	2.193%	1/19/2022	40,000,000	40,857,258	857,258
Deutsche Bank AG	CPI Urban Consumer NSA	1.720%	12/5/2019	20,000,000	20,196,353	196,353
Deutsche Bank AG	CPI Urban Consumer NSA	2.105%	7/10/2025	10,000,000	10,395,584	395,584
Goldman Sachs	1.5675%	CPI Urban Consumer NSA	3/2/2024	8,000,000	8,156,254	156,254
Goldman Sachs	1.649%	CPI Urban Consumer NSA	3/4/2024	5,000,000	5,062,328	62,328
Goldman Sachs	CPI Urban Consumer NSA	1.988%	5/25/2023	10,000,000	10,151,229	151,229

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2019

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Appreciation
Goldman Sachs	CPI Urban Consumer NSA	2.0625%	12/8/2024	$15,000,000	$15,798,965	$798,965
Goldman Sachs	CPI Urban Consumer NSA	2.3125%	9/30/2024	30,000,000	32,593,845	2,593,845
J.P. Morgan	CPI Urban Consumer NSA	1.908%	11/7/2019	$20,000,000	$20,377,857	$377,857
Unrealized Appreciation on CPI OTC Swaps						$9,897,295

Open Consumer Price Index (“CPI”) OTC Swaps at August 31, 2019:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
Bank of America	2.0375%	CPI Urban Consumer NSA	1/10/2020	$20,000,000	$19,970,774	$(29,226)
Bank of America	2.080%	CPI Urban Consumer NSA	4/22/2025	10,000,000	9,648,684	(351,316)
Bank of America	2.100%	CPI Urban Consumer NSA	4/26/2025	10,000,000	9,688,331	(311,669)
Bank of America	2.100%	CPI Urban Consumer NSA	6/30/2042	5,000,000	4,665,053	(334,947)
Bank of America	2.1425%	CPI Urban Consumer NSA	11/22/2024	20,000,000	19,405,408	(594,592)
Bank of America	2.1438%	CPI Urban Consumer NSA	7/24/2029	10,000,000	9,616,359	(383,641)
Bank of America	2.1475%	CPI Urban Consumer NSA	7/31/2029	10,000,000	9,615,285	(384,715)
Bank of America	2.213%	CPI Urban Consumer NSA	10/25/2032	5,000,000	4,728,430	(271,570)
Bank of America	2.275%	CPI Urban Consumer NSA	1/6/2026	20,000,000	19,041,838	(958,162)
Bank of America	2.2975%	CPI Urban Consumer NSA	4/5/2029	5,000,000	4,669,590	(330,410)
Bank of America	2.3013%	CPI Urban Consumer NSA	3/28/2029	5,000,000	4,668,301	(331,699)
Bank of America	2.345%	CPI Urban Consumer NSA	2/13/2029	30,000,000	27,922,834	(2,077,166)
Bank of America	2.3475%	CPI Urban Consumer NSA	3/10/2032	5,000,000	4,580,320	(419,680)
Bank of America	2.360%	CPI Urban Consumer NSA	2/8/2029	10,000,000	9,288,919	(711,081)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2019

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
Bank of America	2.360%	CPI Urban Consumer NSA	2/15/2029	$10,000,000	$9,285,844	$(714,156)
Bank of America	2.3625%	CPI Urban Consumer NSA	2/1/2038	5,000,000	4,423,350	(576,650)
Bank of America	2.3663%	CPI Urban Consumer NSA	2/20/2038	5,000,000	4,417,039	(582,961)
Bank of America	2.370%	CPI Urban Consumer NSA	1/26/2029	5,000,000	4,638,474	(361,526)
Bank of America	2.370%	CPI Urban Consumer NSA	2/27/2029	10,000,000	9,266,635	(733,365)
Bank of America	2.3763%	CPI Urban Consumer NSA	2/26/2038	5,000,000	4,404,697	(595,303)
Bank of America	2.380%	CPI Urban Consumer NSA	1/13/2029	10,000,000	9,259,353	(740,647)
Bank of America	2.380%	CPI Urban Consumer NSA	1/18/2029	10,000,000	9,261,428	(738,572)
Bank of America	2.3975%	CPI Urban Consumer NSA	1/24/2029	10,000,000	9,238,106	(761,894)
Bank of America	2.3975%	CPI Urban Consumer NSA	2/12/2033	5,000,000	4,538,355	(461,645)
Bank of America	2.409%	CPI Urban Consumer NSA	2/6/2038	5,000,000	4,365,146	(634,854)
Bank of America	2.445%	CPI Urban Consumer NSA	4/24/2023	40,000,000	36,369,497	(3,630,503)
Bank of America	2.460%	CPI Urban Consumer NSA	4/23/2023	30,000,000	27,233,950	(2,766,050)
Bank of America	2.590%	CPI Urban Consumer NSA	6/26/2023	40,000,000	35,655,556	(4,344,444)
Bank of America	CPI Urban Consumer NSA	1.385%	2/9/2021	10,000,000	9,769,781	(230,219)
Bank of America	CPI Urban Consumer NSA	1.4025%	1/21/2021	10,000,000	9,785,547	(214,453)
Bank of America	CPI Urban Consumer NSA	1.4625%	1/19/2021	20,000,000	19,636,333	(363,667)
Bank of America	CPI Urban Consumer NSA	1.5125%	11/9/2020	10,000,000	9,867,294	(132,706)
Bank of America	CPI Urban Consumer NSA	1.523%	12/16/2020	20,000,000	19,706,731	(293,269)
Bank of America	CPI Urban Consumer NSA	1.540%	8/20/2021	20,000,000	19,822,547	(177,453)
Bank of America	CPI Urban Consumer NSA	1.580%	8/6/2020	25,000,000	24,786,121	(213,879)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2019

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
Bank of America	CPI Urban Consumer NSA	1.645%	10/1/2025	$15,000,000	$14,883,631	$(116,369)
Bank of America	CPI Urban Consumer NSA	1.813%	3/31/2026	5,000,000	4,995,333	(4,667)
Bank of America	CPI Urban Consumer NSA	1.835%	9/1/2019	20,000,000	19,824,972	(175,028)
Barclays Bank plc	1.874%	CPI Urban Consumer NSA	4/11/2026	10,000,000	9,954,612	(45,388)
Barclays Bank plc	1.944%	CPI Urban Consumer NSA	3/22/2041	5,000,000	4,912,859	(87,141)
Barclays Bank plc	1.960%	CPI Urban Consumer NSA	2/5/2025	10,000,000	9,658,444	(341,556)
Barclays Bank plc	2.0325%	CPI Urban Consumer NSA	11/14/2021	35,000,000	34,627,893	(372,107)
Barclays Bank plc	2.0875%	CPI Urban Consumer NSA	12/1/2024	10,000,000	9,748,123	(251,877)
Barclays Bank plc	2.1275%	CPI Urban Consumer NSA	6/22/2025	10,000,000	9,584,988	(415,012)
Barclays Bank plc	2.1575%	CPI Urban Consumer NSA	12/2/2024	10,000,000	9,686,309	(313,691)
Barclays Bank plc	2.159%	CPI Urban Consumer NSA	11/25/2024	15,000,000	14,530,667	(469,333)
Barclays Bank plc	2.205%	CPI Urban Consumer NSA	12/9/2024	15,000,000	14,461,601	(538,399)
Barclays Bank plc	2.207%	CPI Urban Consumer NSA	1/11/2025	20,000,000	19,257,810	(742,190)
Barclays Bank plc	2.2225%	CPI Urban Consumer NSA	12/30/2023	30,000,000	28,986,351	(1,013,649)
Barclays Bank plc	2.2275%	CPI Urban Consumer NSA	12/5/2024	15,000,000	14,434,756	(565,244)
Barclays Bank plc	2.354%	CPI Urban Consumer NSA	12/23/2031	10,000,000	9,171,592	(828,408)
Barclays Bank plc	2.3925%	CPI Urban Consumer NSA	12/13/2031	5,000,000	4,553,521	(446,479)
Barclays Bank plc	2.4095%	CPI Urban Consumer NSA	2/1/2032	10,000,000	9,072,413	(927,587)
Barclays Bank plc	2.529%	CPI Urban Consumer NSA	7/8/2022	30,000,000	27,218,953	(2,781,047)
Barclays Bank plc	2.620%	CPI Urban Consumer NSA	10/18/2019	15,000,000	13,796,027	(1,203,973)
Barclays Bank plc	2.7425%	CPI Urban Consumer NSA	9/14/2024	15,000,000	12,541,007	(2,458,993)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2019

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
Barclays Bank plc	2.945%	CPI Urban Consumer NSA	3/5/2038	$15,000,000	$8,956,580	$(6,043,420)
Barclays Bank plc	CPI Urban Consumer NSA	1.210%	2/11/2021	20,000,000	19,355,829	(644,171)
Barclays Bank plc	CPI Urban Consumer NSA	1.2625%	2/17/2021	10,000,000	9,700,349	(299,651)
Barclays Bank plc	CPI Urban Consumer NSA	1.363%	1/26/2021	15,000,000	14,648,362	(351,638)
Barclays Bank plc	CPI Urban Consumer NSA	1.500%	7/29/2021	15,000,000	14,730,035	(269,965)
Barclays Bank plc	CPI Urban Consumer NSA	1.562%	10/22/2022	10,000,000	9,900,478	(99,522)
Credit Suisse	2.560%	CPI Urban Consumer NSA	6/27/2020	5,000,000	4,488,912	(511,088)
Credit Suisse	2.6713%	CPI Urban Consumer NSA	4/11/2022	30,000,000	26,425,612	(3,574,388)
Credit Suisse	2.864%	CPI Urban Consumer NSA	3/22/2032	8,000,000	5,603,981	(2,396,019)
Deutsche Bank AG	1.6975%	CPI Urban Consumer NSA	9/2/2022	10,000,000	9,974,355	(25,645)
Deutsche Bank AG	1.962%	CPI Urban Consumer NSA	5/26/2036	5,000,000	4,941,075	(58,925)
Deutsche Bank AG	2.059%	CPI Urban Consumer NSA	5/21/2025	20,000,000	19,315,323	(684,677)
Deutsche Bank AG	2.385%	CPI Urban Consumer NSA	1/24/2021	7,000,000	6,393,190	(606,810)
Deutsche Bank AG	2.4375%	CPI Urban Consumer NSA	6/7/2021	20,000,000	18,309,041	(1,690,959)
Deutsche Bank AG	2.440%	CPI Urban Consumer NSA	4/11/2020	8,000,000	7,357,505	(642,495)
Deutsche Bank AG	2.465%	CPI Urban Consumer NSA	11/30/2031	5,000,000	4,049,924	(950,076)
Deutsche Bank AG	2.500%	CPI Urban Consumer NSA	9/4/2021	10,000,000	9,021,219	(978,781)
Deutsche Bank AG	2.505%	CPI Urban Consumer NSA	12/7/2031	5,000,000	3,998,290	(1,001,710)
Deutsche Bank AG	2.5175%	CPI Urban Consumer NSA	4/17/2026	15,000,000	13,118,110	(1,881,890)
Deutsche Bank AG	2.6075%	CPI Urban Consumer NSA	6/13/2020	5,000,000	4,473,637	(526,363)
Deutsche Bank AG	2.615%	CPI Urban Consumer NSA	1/4/2020	15,000,000	13,679,690	(1,320,310)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2019

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
Deutsche Bank AG	2.640%	CPI Urban Consumer NSA	12/17/2020	$15,000,000	$13,416,811	$(1,583,189)
Deutsche Bank AG	2.695%	CPI Urban Consumer NSA	10/29/2021	9,000,000	7,907,706	(1,092,294)
Deutsche Bank AG	2.710%	CPI Urban Consumer NSA	10/11/2020	15,000,000	13,428,297	(1,571,703)
Deutsche Bank AG	2.730%	CPI Urban Consumer NSA	2/4/2021	15,000,000	13,304,824	(1,695,176)
Deutsche Bank AG	2.730%	CPI Urban Consumer NSA	10/25/2021	15,000,000	13,132,080	(1,867,920)
Deutsche Bank AG	2.745%	CPI Urban Consumer NSA	3/20/2022	30,000,000	26,242,864	(3,757,136)
Deutsche Bank AG	2.7475%	CPI Urban Consumer NSA	2/26/2022	30,000,000	26,228,840	(3,771,160)
Deutsche Bank AG	2.750%	CPI Urban Consumer NSA	3/30/2032	6,000,000	4,400,512	(1,599,488)
Deutsche Bank AG	2.7525%	CPI Urban Consumer NSA	8/2/2021	8,000,000	6,850,677	(1,149,323)
Deutsche Bank AG	2.779%	CPI Urban Consumer NSA	3/12/2022	25,000,000	21,779,683	(3,220,317)
Deutsche Bank AG	3.010%	CPI Urban Consumer NSA	2/15/2033	15,000,000	9,957,356	(5,042,644)
Deutsche Bank AG	CPI Urban Consumer NSA	1.386%	1/20/2021	10,000,000	9,778,296	(221,704)
Deutsche Bank AG	CPI Urban Consumer NSA	1.618%	8/25/2023	15,000,000	14,919,316	(80,684)
Deutsche Bank AG	CPI Urban Consumer NSA	1.650%	1/20/2026	10,000,000	9,858,746	(141,254)
Deutsche Bank AG	CPI Urban Consumer NSA	1.667%	4/20/2023	20,000,000	19,745,465	(254,535)
Deutsche Bank AG	CPI Urban Consumer NSA	1.6725%	4/20/2023	20,000,000	19,753,639	(246,361)
Deutsche Bank AG	CPI Urban Consumer NSA	1.7725%	4/27/2023	35,000,000	34,805,204	(194,796)
Deutsche Bank AG	CPI Urban Consumer NSA	1.811%	6/4/2020	20,000,000	19,999,552	(448)
Goldman Sachs	2.183%	CPI Urban Consumer NSA	3/20/2022	20,000,000	19,511,195	(488,805)
Goldman Sachs	2.230%	CPI Urban Consumer NSA	12/14/2024	10,000,000	9,616,469	(383,531)
Goldman Sachs	2.317%	CPI Urban Consumer NSA	3/16/2029	5,000,000	4,662,519	(337,481)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2019

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
Goldman Sachs	2.350%	CPI Urban Consumer NSA	12/16/2036	$10,000,000	$8,898,491	$(1,101,509)
Goldman Sachs	2.363%	CPI Urban Consumer NSA	6/21/2027	20,000,000	18,780,619	(1,219,381)
Goldman Sachs	2.370%	CPI Urban Consumer NSA	5/16/2028	10,000,000	9,329,197	(670,803)
Goldman Sachs	2.372%	CPI Urban Consumer NSA	5/3/2030	5,000,000	4,618,370	(381,630)
Goldman Sachs	2.3775%	CPI Urban Consumer NSA	4/17/2030	5,000,000	4,615,816	(384,184)
Goldman Sachs	2.380%	CPI Urban Consumer NSA	12/8/2031	10,000,000	9,131,957	(868,043)
Goldman Sachs	2.387%	CPI Urban Consumer NSA	5/24/2028	5,000,000	4,658,109	(341,891)
Goldman Sachs	2.390%	CPI Urban Consumer NSA	2/7/2032	5,000,000	4,552,169	(447,831)
Goldman Sachs	2.4475%	CPI Urban Consumer NSA	4/24/2023	30,000,000	27,269,253	(2,730,747)
Goldman Sachs	2.497%	CPI Urban Consumer NSA	5/2/2021	30,000,000	27,272,403	(2,727,597)
Goldman Sachs	2.5375%	CPI Urban Consumer NSA	4/17/2021	8,000,000	7,167,842	(832,158)
Goldman Sachs	2.675%	CPI Urban Consumer NSA	12/13/2020	15,000,000	13,367,103	(1,632,897)
Goldman Sachs	2.7725%	CPI Urban Consumer NSA	4/3/2023	20,000,000	17,149,134	(2,850,866)
Goldman Sachs	2.945%	CPI Urban Consumer NSA	1/16/2038	15,000,000	8,882,418	(6,117,582)
Goldman Sachs	2.980%	CPI Urban Consumer NSA	2/7/2033	10,000,000	6,720,550	(3,279,450)
J.P. Morgan	1.950%	CPI Urban Consumer NSA	10/14/2026	10,000,000	9,861,076	(138,924)
J.P. Morgan	2.074%	CPI Urban Consumer NSA	11/21/2023	35,000,000	33,172,537	(1,827,463)
J.P. Morgan	2.1525%	CPI Urban Consumer NSA	11/21/2024	25,000,000	24,235,709	(764,291)
J.P. Morgan	2.4975%	CPI Urban Consumer NSA	4/26/2020	9,000,000	8,221,857	(778,143)
J.P. Morgan	2.5275%	CPI Urban Consumer NSA	5/9/2021	10,000,000	8,952,400	(1,047,600)
J.P. Morgan	2.549%	CPI Urban Consumer NSA	7/23/2023	30,000,000	26,847,749	(3,152,251)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2019

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
J.P. Morgan	2.6075%	CPI Urban Consumer NSA	6/3/2020	$5,000,000	$4,480,328	$(519,672)
J.P. Morgan	2.680%	CPI Urban Consumer NSA	2/28/2021	20,000,000	17,919,630	(2,080,370)
J.P. Morgan	2.7175%	CPI Urban Consumer NSA	5/13/2020	12,000,000	10,661,363	(1,338,637)
J.P. Morgan	2.730%	CPI Urban Consumer NSA	9/20/2021	15,000,000	13,177,755	(1,822,245)
J.P. Morgan	2.7563%	CPI Urban Consumer NSA	3/25/2022	30,000,000	26,202,833	(3,797,167)
J.P. Morgan	2.810%	CPI Urban Consumer NSA	3/28/2032	7,000,000	5,013,733	(1,986,267)
J.P. Morgan	2.815%	CPI Urban Consumer NSA	5/4/2020	4,000,000	3,518,621	(481,379)
J.P. Morgan	2.815%	CPI Urban Consumer NSA	4/5/2032	5,000,000	3,572,043	(1,427,957)
J.P. Morgan	2.955%	CPI Urban Consumer NSA	7/15/2026	5,000,000	3,735,390	(1,264,610)
J.P. Morgan	CPI Urban Consumer NSA	1.5625%	1/11/2021	10,000,000	9,871,566	(128,434)
J.P. Morgan	CPI Urban Consumer NSA	1.645%	8/27/2023	5,000,000	4,987,119	(12,881)
Merrill Lynch International Bank Ltd.	2.820%	CPI Urban Consumer NSA	5/4/2020	4,000,000	3,516,398	(483,602)
Merrill Lynch International Bank Ltd.	2.825%	CPI Urban Consumer NSA	7/22/2023	5,000,000	4,083,209	(916,791)
Wells Fargo	2.410%	CPI Urban Consumer NSA	6/20/2021	10,000,000	9,049,176	(950,824)
Wells Fargo	2.560%	CPI Urban Consumer NSA	5/2/2021	10,000,000	8,926,167	(1,073,833)
Wells Fargo	2.6275%	CPI Urban Consumer NSA	10/5/2019	15,000,000	13,822,830	(1,177,170)
Wells Fargo	2.645%	CPI Urban Consumer NSA	12/27/2020	15,000,000	13,409,328	(1,590,672)
Wells Fargo	2.7325%	CPI Urban Consumer NSA	2/19/2021	20,000,000	17,807,915	(2,192,085)
Wells Fargo	2.745%	CPI Urban Consumer NSA	2/21/2022	25,000,000	21,857,511	(3,142,489)
Unrealized Depreciation on CPI OTC Swaps						$(153,797,006)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2019

The following is a summary of the inputs used as of August 31, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Credit Cards	$—	$56,941,498	$3,197,576	$60,139,074
Other	—	134,347,634	689,855	135,037,489
Remaining Industries	—	113,107,091	—	113,107,091
Common Stocks	—	6,580	—	6,580
Convertible Bonds	—	1,281,045	—	1,281,045
Corporate Bonds	—	443,833,439	—	443,833,439
Floating Rate Loans
Aerospace/Defense	—	1,537,501	138,040	1,675,541
Electrical Equipment	—	—	1,886,084	1,886,084
Entertainment	—	—	218,279	218,279
Miscellaneous	—	1,696,636	96,015	1,792,651
Oil	—	—	303,780	303,780
Oil: Crude Producers	—	—	1,329,166	1,329,166
Real Estate Investment Trusts	—	—	2,754,844	2,754,844
Retail	—	2,024,351	91,883	2,116,234
Remaining Industries	—	20,584,717	—	20,584,717
Less Unfunded Loan Commitment		(221,375)	—	(221,375)
Foreign Government Obligations	—	6,450,034	—	6,450,034
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	14,546,860	—	14,546,860
Government Sponsored Enterprises Pass-Throughs	—	5,472,961	—	5,472,961
Municipal Bonds	—	1,265,558	—	1,265,558
Non-Agency Commercial Mortgage-Backed Securities	—	280,320,564	7,522,424	287,842,988
Preferred Stock	—	—	—	—
U.S. Treasury Obligation	—	3,956,297	—	3,956,297
Short-Term Investments
Commercial Paper	—	6,203,543	—	6,203,543
Corporate Bonds	—	847,464	—	847,464
Repurchase Agreement	—	7,876,613	—	7,876,613
Total	$—	$1,102,079,011	$18,227,946	$1,120,306,957

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2019

Investment Type(2)	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Centrally Cleared CPI Swap Contracts
Assets	$—	$13,808,755	$—	$13,808,755
Liabilities	—	(41,160,907)	—	(41,160,907)
OTC CPI Swap Contracts
Assets	—	9,897,295	—	9,897,295
Liabilities	—	(153,797,006)	—	(153,797,006)
Forward Foreign Currency Exchange Contracts
Assets	—	13,587	—	13,587
Liabilities	—	(3,952)	—	(3,952)
Futures Contracts
Assets	251,180	—	—	251,180
Liabilities	(484,449)	—	—	(484,449)
Centrally Cleared Interest Rate Swap Contracts
Assets		1,165,189	—	1,165,189
Liabilities		(1,582,914)	—	(1,582,914)
Total	$(233,269)	$(171,659,953)	$—	$(171,893,222)

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset-Backed Securities	Common Stock	Floating Rate Loans	Non-Agency Commercial Mortgage-Backed Securities	Preferred Stock
Balance as of December 1, 2018	$718,000	$—	$8,209,361	$3,045,460	$—
Accrued Discounts (Premiums)	(426)	—	10,314	(277,350)	—
Realized Gain (Loss)	—	—	1,581	(2,653)	—
Change in Unrealized Appreciation (Depreciation)	34,918	(10,311)	(34,531)	144,540	(44,807)
Purchases	3,852,939	—	2,829,656	5,735,337	3,444
Sales	—	—	(4,576,659)	(741,759)	—
Transfers into Level 3	—	10,311	378,369	—	41,363
Transfers out of Level 3	(718,000)	—	—	(381,151)	—
Balance as of August 31, 2019	$3,887,431	$—	$6,818,091	$7,522,424	$—
Change in unrealized appreciation/depreciation for the period ended August 31, 2019, related to Level 3 investments held at August 31, 2019	$34,918	$(10,311)	$(36,245)	$141,134	$(44,807)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - MULTI-ASSET BALANCED OPPORTUNITY FUND August 31, 2019

Investments	Shares	Fair Value (000)
INVESTMENTS IN UNDERLYING FUNDS(a)(b) 99.96%

Lord Abbett Investment Trust-Convertible Fund-Class I(c)	11,234,286	$156,943
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I(d)	11,134,609	124,930
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund-Class I(e)	17,284,856	90,573
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I(f)	35,243,202	428,205
Lord Abbett Securities Trust-Growth Leaders Fund-Class I*(g)	7,405,690	227,873
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I*(h)	11,211,869	303,730
Lord Abbett Investment Trust-High Yield Fund-Class I(i)	55,475,011	413,289
Lord Abbett Investment Trust-Inflation Focused Fund-Class I(j)	10,066,929	113,152
Lord Abbett Securities Trust-International Equity Fund-Class I(k)	9,908,099	125,932
Lord Abbett Securities Trust-International Value Fund-Class I(l)	18,972,106	125,595
Lord Abbett Mid Cap Stock Fund, Inc.-Class I(m)	9,422,216	250,819
Lord Abbett Investment Trust-Ultra Short Bond Fund-Class I(n)	14,912,123	149,420
Total Investments in Underlying Funds (cost $2,491,771,422)		2,510,461

PURCHASE OPTIONS AND SWAPTIONS 0.79% (cost $22,200,823)		19,796

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.02%

REPURCHASE AGREEMENT

Repurchase Agreement dated 8/30/2019, 1.25% due 9/3/2019 with Fixed Income Clearing Corp. collateralized by $465,000 of U.S. Treasury Note at 2.25% due 3/31/2021; value: $473,738; proceeds: $462,712 (cost $462,648)	$463	463
Total Investments in Securities 100.77% (cost $2,514,434,893)		2,530,720
Liabilities in Excess of Cash and Other Assets(o) (0.77%)		(19,257)
Net Assets 100.00%		$2,511,463

*	Non-income producing security.
(a)	Affiliated issuers (See Note 4).
(b)	These investments offer daily redemptions.
(c)	Fund investment objective is to seek current income and the opportunity for capital appreciation to produce a high total return.
(d)	Fund investment objective is to seek income and capital appreciation to produce a high total return.
(e)	Fund investment objective is to seek high total return.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - MULTI-ASSET BALANCED OPPORTUNITY FUND August 31, 2019

(f)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(g)	Fund investment objective is to seek capital appreciation.
(h)	Fund investment objective is capital appreciation.
(i)	Fund investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return.
(j)	Fund investment objective is to provide investment returns that exceed the rate of inflation in the U.S. economy over a full economic cycle and to seek current income.
(k)	Fund investment objective is to seek long-term capital appreciation.
(l)	Fund investment objective is to seek a high level of total return.
(m)	Fund investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.
(n)	Fund investment objective is to seek current income consistent with the preservation of capital.
(o)	Liabilities in Excess of Cash and Other Assets include net unrealized appreciation/depreciation on futures contracts, written options and written swaptions contracts as follows:

Open Futures Contracts at August 31, 2019:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
E-Mini S&P 500 INDEX	September 2019	516	Long	$75,041,392	$75,459,840	$418,448

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
E-Mini MSCI EAFE INDEX	September 2019	274	Long	$26,187,393	$25,261,430	$(925,963)

OTC Options Purchased

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price	Notional Amount	Value (000)
S&P 500 Index -Put	Citigroup	49,040	5/18/2020	$2,549	$49,040	$3,463
S&P 500 Index -Put	Goldman Sachs	97,503	5/18/2020	2,557	97,503	7,020
S&P 500 Index -Put	JP Morgan	106,965	5/18/2020	2,583	106,965	8,213
						18,696

OTC Interest Rate Swaptions Purchased

Description	Counterparty	Expiration Date	Notional Amount	Value (000)
Straddle swaption on floating rate 2y-5y ATM (3-month USD- Libor) - Call	Morgan Stanley	3/7/2022	$1,060,000,000	$1,100

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - MULTI-ASSET BALANCED OPPORTUNITY FUND August 31, 2019

Open OTC Written Options at August 31, 2019:

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Fair Value	Premiums (Received)	Unrealized Appreciation/ (Depreciation)
S&P 500 Index, Put	Citibank	$2,266	5/18/2020	49,040	$(49,040)	$(1,599,170)	$(2,139,124)	$539,954
S&P 500 Index, Call	Citibank	3,116	5/18/2020	49,040	(49,040)	(3,350,878)	(2,222,493)	(1,128,385)
S&P 500 Index, Put	Goldman Sachs	2,273	5/18/2020	97,503	(97,503)	(3,242,541)	(4,193,789)	951,248
S&P 500 Index, Call	Goldman Sachs	3,125	5/18/2020	97,503	(97,503)	(6,297,090)	(4,487,410)	(1,809,680)
S&P 500 Index, Put	J.P. Morgan	2,296	5/18/2020	106,965	(106,965)	(3,800,558)	(4,528,246)	727,688
S&P 500 Index, Call	J.P. Morgan	3,157	5/18/2020	106,965	(106,965)	(5,692,506)	(4,912,003)	(780,503)
Total OTC Written Options						$(23,982,743)	$(22,483,065)	$(1,499,678)

Open OTC Written Interest Rate Swaptions at August 31, 2019:

Description	Counterparty	Expiration Date	Notional Amount	Cost	Fair Value
Straddle swaption on floating rate 2y-5y ATM (3-month USD-Libor)(1)	Morgan Stanley	3/7/2022	$1,060,000,000	—	$(11)

(1)	At the settlement date of March 9, 2020, the Portfolio will purchase from the counterparty a straddle swaption (i.e. a receiver swaption and a payer swaption) with a determined premium amount of $37,225,876 and an interest rate component to be determined at a future date.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - MULTI-ASSET BALANCED OPPORTUNITY FUND August 31, 2019

The following is a summary of the inputs used as of August 31, 2019 in valuing the Fund's investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Long-Term Investments
Investments in Underlying Funds	$2,510,461	$—	$—	$2,510,461
OTC Options Purchased	—	18,696	—	18,696
OTC Interest Rate Swaptions Purchased	—	1,100	—	1,100
Short-Term Investment
Repurchase Agreement	—	463	—	463
Total	$2,510,461	$20,259	$—	$2,530,720
Other Financial Instruments
Futures Contracts
Assets	418	—	—	418
Liabilities	(926)	—	—	(926)
OTC Options Written
Assets	—	—	—	—
Liabilities	—	(23,983)	—	(23,983)
OTC Interest Rate Swaptions Written
Assets	—	—	—	—
Liabilities	—	— (3)	—	—
Total	$(508)	$(23,983)	$—	$(24,491)

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	Represents less than $1,000.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - MULTI-ASSET INCOME FUND August 31, 2019

Investments	Shares	Fair Value (000)
INVESTMENTS IN UNDERLYING FUNDS(a)(b) 100.00%

Lord Abbett Investment Trust-Convertible Fund-Class I(c)	10,701,124	$149,495
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I(d)	1,159,036	13,004
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund-Class I(e)	13,192,612	69,129
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I(f)	10,234,557	124,350
Lord Abbett Securities Trust-Growth Leaders Fund-Class I*(g)	1,917,679	59,007
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I*(h)	2,640,646	71,535
Lord Abbett Investment Trust-High Yield Fund-Class I(i)	28,944,757	215,638
Lord Abbett Investment Trust-Inflation Focused Fund-Class I(j)	7,592,312	85,338
Lord Abbett Securities Trust-International Equity Fund-Class I(k)	5,629,153	71,546
Lord Abbett Securities Trust-International Value Fund-Class I(l)	10,708,166	70,888
Lord Abbett Mid Cap Stock Fund, Inc.-Class I(m)	4,015,616	106,896
Lord Abbett Investment Trust-Ultra Short Bond Fund-Class I(n)	26,935,707	269,896
Total Investments in Underlying Funds (cost $1,306,601,723)		1,306,722

PURCHASED OPTIONS AND SWAPTIONS 0.49% (cost $6,978,503)		6,447
Total Investments in Securities 100.49% (cost $1,313,580,226)		1,313,169
Liabilities in Excess of Cash and Other Assets(o) (0.49%)		(6,384)
Net Assets 100.00%		$1,306,785

*	Non-income producing security.
(a)	Affiliated issuers (See Note 4).
(b)	These Investments offer daily redemptions.
(c)	Fund investment objective is to seek current income and the opportunity for capital appreciation to produce a high total return.
(d)	Fund investment objective is to seek income and capital appreciation to produce a high total return.
(e)	Fund investment objective is to seek high total return.
(f)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(g)	Fund investment objective is to seek capital appreciation.
(h)	Fund investment objective is capital appreciation.
(i)	Fund investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return.
(j)	Fund investment objective is to provide investment returns that exceed the rate of inflation in the U.S. economy over a full economic cycle and to seek current income.
(k)	Fund investment objective is to seek long-term capital appreciation.
(l)	Fund investment objective is to seek a high level of total return.
(m)	Fund investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - MULTI-ASSET INCOME FUND August 31, 2019

(n)	Fund investment objective is to seek current income consistent with the preservation of capital.
(o)	Liabilities in Excess of Cash and Other Assets include net unrealized appreciation/depreciation on futures contracts, written option contracts and written swaption contracts as follows;

Open Futures Contracts at August 31, 2019:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
E-Mini S&P 500 INDEX	September 2019	162	Long	$23,559,507	$23,690,880	$131,373

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
E-Mini MSCI EAFE INDEX	September 2019	140	Long	$13,380,419	$12,907,300	$(473,119)

OTC Options Purchased

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price	Notional Amount	Value (000)
S&P 500 Index -Put	Citibank	42,856	5/18/2020	$2,583	$42,856	$3,290
S&P 500 Index -Put	JP Morgan	36,754	5/18/2020	2,549	36,754	2,596
						$5,886

OTC Interest Rate Swaptions Purchased

Description	Counterparty	Expiration Date	Notional Amount	Value (000)
Straddle swaption on floating rate 2y-5y ATM (3-month USD-Libor)-Call	Morgan Stanley	3/7/2022	$540,000,000	$561

Open OTC Written Options at August 31,2019 :

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Fair Value (000)	Premiums (Received)	Unrealized Appreciation/ (Depreciation)
S&P 500 Index, Call	Citibank	$3,116	5/18/2020	36,754	$(36,754)	$(2,511,382)	$(1,665,691)	$(845,691)
S&P 500 Index, Put	Citibank	2,266	5/18/2020	36,754	(36,754)	(1,198,530)	(1,603,210)	404,680
S&P 500 Index, Put	J.P. Morgan	2,296	5/18/2020	42,856	(42,856)	(1,522,700)	(1,814,249)	291,549
S&P 500 Index Call	J.P. Morgan	3,157	5/18/2020	42,856	(42,856)	(2,280,712)	(1,968,002)	(312,710)
Total OTC Written Options						$(7,513,324)	$(7,051,152)	$(462,172)

Open OTC Written Interest Rate Swaption at August 31,2019 :

Description	Counterparty	Expiration Date	Notional Amount	Cost	Value
Straddle swaption on floating rate 2y-5y ATM (3-month USD-Libor)(1)	Morgan Stanley	3/7/2022	$540,000,000	—	$(5)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - MULTI-ASSET INCOME FUND August 31, 2019

(1)	At the settlement date of March 9, 2020, the Portfolio will purchase from the counterparty a straddle swaption (i.e. a receiver swaption and a payer swaption) with a determined premium amount of $18,964,125 and an interest rate component to be determined at a future date.

The following is a summary of the inputs used as of August 31, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Long-Term Investments
Investments in Underlying Funds	$1,306,722	$—	$—	$1,306,722
OTC Options Purchased	—	5,886	—	5,886
OTC Interest Rate Swaption Purchased	—	561	—	561
Total	$1,306,722	$6,447	$—	$1,313,169
Other Financial Instruments
Futures Contracts
Assets	$131	—	—	$131
Liabilities	(473)	—	—	(473)
OTC Options Written
Assets	—	—	—	—
Liabilities	—	(7,513)	—	(7,513)
OTC Interest Rate Swaption Written
Assets	—	—	—	—
Liabilities	—	— (3)	—	—
Total	$(342)	$(7,513)	$—	$(7,855)

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	Represents less than $1,000.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION CORE BOND FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
LONG-TERM INVESTMENTS 89.85%

ASSET-BACKED SECURITIES 27.14%

Automobiles 16.87%

ACC Trust 2018-1 A†	3.70%	12/21/2020	$18		$17,996
American Credit Acceptance Receivables Trust 2019-2 B†	3.05%	5/12/2023	35		35,303
AmeriCredit Automobile Receivables 2016-1 D	3.59%	2/8/2022	279		282,341
AmeriCredit Automobile Receivables Trust 2017-3 B	2.24%	6/19/2023	255		255,546
Americredit Automobile Receivables Trust 2018-1 C	3.50%	1/18/2024	254		262,355
Bank of The West Auto Trust 2017-1 A3†	2.11%	1/15/2023	98		97,617
California Republic Auto Receivables Trust 2015-3 B	2.70%	9/15/2021	50		50,000
California Republic Auto Receivables Trust 2017-1 B	2.91%	12/15/2022	39		39,264
Capital One Prime Auto Receivables Trust 2019-1 A2	2.58%	4/15/2022	128		128,774
CarMax Auto Owner Trust 2016-4 A3	1.40%	8/15/2021	10		9,759
CarMax Auto Owner Trust 2018-3 A2A	2.88%	10/15/2021	123		123,213
Chesapeake Funding II LLC 2017-2A A1†	1.99%	5/15/2029	236		235,779
Chesapeake Funding II LLC 2017-3A A1†	1.91%	8/15/2029	49		48,878
Chesapeake Funding II LLC 2018-2A A2†	2.70%(1 Mo. LIBOR + .37%) #	8/15/2030	84		83,486
CPS Auto Receivables Trust 2016-C D†	5.92%	6/15/2022	100		102,763
CPS Auto Receivables Trust 2017-C D†	3.79%	6/15/2023	200		203,023
CPS Auto Receivables Trust 2019-A C†	3.89%	12/16/2024	100		103,208
CPS Auto Trust 2017-A D†	4.61%	12/15/2022	250		256,951
Drive Auto Receivables Trust 2015-BA E†	5.15%	8/15/2022	50		50,065
Drive Auto Receivables Trust 2016-BA D†	4.53%	8/15/2023	28		27,964
Drive Auto Receivables Trust 2017-1 D	3.84%	3/15/2023	110		111,448
Drive Auto Receivables Trust 2018-2 D	4.14%	8/15/2024	274		282,298
Drive Auto Receivables Trust 2018-3 A3	3.01%	11/15/2021	2		2,062
Drive Auto Receivables Trust 2018-3 B	3.37%	9/15/2022	7		7,017
Drive Auto Receivables Trust 2018-3 C	3.72%	9/16/2024	18		18,210
Drive Auto Receivables Trust 2018-4 D	4.09%	1/15/2026	228		235,322
Drive Auto Receivables Trust 2019-3 A2A	2.63%	9/15/2022	40		40,083
Exeter Automobile Receivables Trust 2017-3A B†	2.81%	9/15/2022	33		33,134
Exeter Automobile Receivables Trust 2017-3A C†	3.68%	7/17/2023	267		272,689
Fifth Third Auto Trust 2019-1 A2A	2.66%	5/16/2022	272		273,605
Fifth Third Auto Trust 2019-1 A4	2.69%	11/16/2026	11		11,330
First Investors Auto Owner Trust 2017-3A A1†	2.00%	3/15/2022	—	(a)	869
First Investors Auto Owner Trust 2017-3A A2†	2.41%	12/15/2022	10		10,008
First Investors Auto Owner Trust 2018-2A A1†	3.23%	12/15/2022	126		126,808
Flagship Credit Auto Trust 2016-2 B†	3.84%	9/15/2022	95		95,422

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION CORE BOND FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

Flagship Credit Auto Trust 2017-3 B†	2.59%	7/15/2022	$10	$10,012
Flagship Credit Auto Trust 2017-4 A†	2.07%	4/15/2022	3	2,750
Flagship Credit Auto Trust 2018-3 B†	3.59%	12/16/2024	35	35,790
Flagship Credit Auto Trust 2019-1 B†	3.39%	1/16/2024	70	71,699
Ford Credit Auto Owner Trust 2016-A C	2.19%	7/15/2022	50	49,970
Foursight Capital Automobile Receivables Trust 2018-1 A3†	3.24%	9/15/2022	100	100,590
Foursight Capital Automobile Receivables Trust 2018-1 B†	3.53%	4/17/2023	100	101,812
Foursight Capital Automobile Receivables Trust 2018-1 C†	3.68%	8/15/2023	100	102,533
Foursight Capital Automobile Receivables Trust 2018-1 E†	5.56%	1/16/2024	100	104,904
GM Financial Automobile Leasing Trust 2019-2 A2A	2.67%	6/21/2021	34	34,138
GM Financial Automobile Leasing Trust 2019-2 A3	2.67%	3/21/2022	18	18,206
GM Financial Consumer Automobile Receivables Trust 2019-1 A2	2.99%	3/16/2022	42	41,965
GM Financial Consumer Automobile Receivables Trust 2019-1 B	3.37%	8/16/2024	43	44,477
Santander Drive Auto Receivables Trust 2016-1 D	4.02%	4/15/2022	65	65,691
Santander Drive Auto Receivables Trust 2017-1 D	3.17%	4/17/2023	250	252,554
Santander Drive Auto Receivables Trust 2017-2 C	2.79%	8/15/2022	8	7,578
Santander Drive Auto Receivables Trust 2017-2 D	3.49%	7/17/2023	150	152,002
Santander Drive Auto Receivables Trust 2018-1 D	3.32%	3/15/2024	310	315,421
Santander Drive Auto Receivables Trust 2018-4 C	3.56%	7/15/2024	285	290,173
TCF Auto Receivables Owner Trust 2016-1A D†	3.50%	7/17/2023	52	52,206
TCF Auto Receivables Owner Trust 2016-PT1A B†	2.92%	10/17/2022	23	23,164
TCF Auto Receivables Owner Trust 2016-PT1A D†	4.20%	4/15/2024	52	52,898
Westlake Automobile Receivables Trust 2018-3A A2A†	2.98%	1/18/2022	60	60,483
Westlake Automobile Receivables Trust 2018-3A B†	3.32%	10/16/2023	275	277,905
Westlake Automobile Receivables Trust 2019-1A C†	3.45%	3/15/2024	200	203,395
Westlake Automobile Receivables Trust 2019-2A A2A†	2.57%	2/15/2023	44	44,167
Total				6,451,073

Credit Cards 2.15%

American Express Credit Account Master Trust 2017-2 A	2.645%(1 Mo. LIBOR + .45%) #	9/16/2024	71	71,265
Capital One Multi-Asset Execution Trust 2016-A7	2.705%(1 Mo. LIBOR + .51%) #	9/16/2024	71	71,311
Capital One Multi-Asset Execution Trust 2017-A1	2.00%	1/17/2023	165	164,974
Chase Issuance Trust 2014-A2	2.77%	3/15/2023	10	10,150
Continental Credit Card 2016-1A C†	11.33%	1/15/2025	100	104,309	(b)
Master Credit Card Trust 2019-1A B†	3.57%	7/21/2022	100	101,386

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION CORE BOND FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Credit Cards (continued)

Perimeter Master Note Business Trust 2019-1A A†	4.31%	12/15/2022		$100	$100,772	(b)
Synchrony Credit Card Master Note Trust 2015-1 B	2.64%	3/15/2023		100	100,027
World Financial Network Credit Card Master Trust 2016-A	2.03%	4/15/2025		48	48,121
World Financial Network Credit Card Master Trust 2017-C M	2.66%	8/15/2024		48	48,102
Total					820,417

Other 8.12%

Access Point Funding I LLC 2017-A†	3.06%	4/15/2029		35	35,356
Amur Equipment Finance Receivables VII LLC 2019-1A C†	3.09%	3/20/2025		100	101,593
Ascentium Equipment Receivables Trust 2017-1A A3†	2.29%	6/10/2021		1	1,252
Benefit Street Partners CLO XI 2017-11A A2A†	4.053%(3 Mo. LIBOR + 1.75%) #	4/15/2029		250	249,059
Conn’s Receivables Funding LLC 2018-A†	3.25%	1/15/2023		26	25,721
Diamond Resorts Owner Trust 2016-1 A†	3.08%	11/20/2028		20	20,298
Diamond Resorts Owner Trust 2018-1 B†	4.19%	1/21/2031		60	61,783
Elm CLO Ltd. 2014-1A ARR†	3.473%(3 Mo. LIBOR + 1.17%) #	1/17/2029		250	250,425
Fairstone Financial Issuance Trust I 2019-1A B†(c)	5.084%	3/21/2033	CAD	150	114,460	(b)
Ford Credit Floorplan Master Owner Trust 2015-2 A1	1.98%	1/15/2022		$191	190,840
Jamestown CLO IX Ltd. 2016-9A A2R†	4.128%(3 Mo. LIBOR + 1.85%) #	10/20/2028		250	250,078
Massachusetts Educational Financing Authority 2008-1 A1	3.226%(3 Mo. LIBOR + .95%) #	4/25/2038		117	117,533
Mercedes-Benz Master Owner Trust 2018-BA A†	2.535%(1 Mo. LIBOR + .34%) #	5/15/2023		100	100,048
Mountain Hawk III CLO Ltd. 2014-3A AR†	3.50%(3 Mo. LIBOR + 1.20%) #	4/18/2025		136	136,358
OneMain Financial Issuance Trust 2016-1A A†	3.66%	2/20/2029		39	39,356
OneMain Financial Issuance Trust 2019-1A B†	3.79%	2/14/2031		100	103,566
Orange Lake Timeshare Trust 2015-AA A†	2.88%	9/8/2027		14	13,872
Parallel Ltd. 2017-1A A1†	3.588%(3 Mo. LIBOR+ 1.31%) #	7/20/2029		250	250,442
PFS Financing Corp. 2018-B A†	2.89%	2/15/2023		100	101,005
SCF Equipment Leasing LLC 2017-2A A†	3.41%	12/20/2023		51	52,036
SCF Equipment Leasing LLC 2018-1A A2†	3.63%	10/20/2024		61	61,373
SCF Equipment Leasing LLC 2019-1A C†	3.92%	11/20/2026		100	104,067
Sierra Timeshare Receivables Funding LLC 2016-1A A†	3.08%	3/21/2033		49	49,312
SMB Private Education Loan Trust 2018-B A1†	2.515%(1 Mo. LIBOR + .32%) #	12/16/2024		33	33,446

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION CORE BOND FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

TAL Advantage VI LLC 2017-1A A†	4.50%	4/20/2042	$76	$79,357
TCI-Symphony CLO Ltd. 2016-1A A†	3.783%(3 Mo. LIBOR + 1.48%) #	10/13/2029	400	400,547
Textainer Marine Containers VII Ltd. 2018-1A A†	4.11%	7/20/2043	92	94,098
Towd Point Asset Trust 2018-SL1 A†	2.745%(1 Mo. LIBOR + .60%) #	1/25/2046	71	69,507
Total				3,106,788
Total Asset-Backed Securities (cost $10,320,631)				10,378,278

CORPORATE BONDS 24.66%

Automotive 0.74%

General Motors Financial Co., Inc.	3.15%	6/30/2022	90	91,366
General Motors Financial Co., Inc.	3.55%	7/8/2022	46	47,174
General Motors Financial Co., Inc.	4.20%	3/1/2021	40	40,957
General Motors Financial Co., Inc.	5.10%	1/17/2024	3	3,246
Hyundai Capital America†	3.45%	3/12/2021	25	25,377
Nissan Motor Acceptance Corp.†	2.55%	3/8/2021	75	75,092
Total				283,212

Banks: Regional 6.75%

Associated Bank NA	3.50%	8/13/2021	7	7,151
Bank of America Corp.	3.004%(3 Mo. LIBOR + .79%) #	12/20/2023	500	513,396
Barclays Bank plc (United Kingdom)†(d)	10.179%	6/12/2021	80	89,732
Citibank NA	2.736%(3 Mo. LIBOR + .60%) #	5/20/2022	250	250,549
Danske Bank A/S (Denmark)†(d)	2.75%	9/17/2020	200	200,736
Danske Bank A/S (Denmark)†(d)	5.00%	1/12/2022	200	211,005
Goldman Sachs Group, Inc. (The)	2.876%(3 Mo. LIBOR +.821%) #	10/31/2022	11	11,154
Goldman Sachs Group, Inc. (The)	2.908%(3 Mo. LIBOR + 1.05%) #	6/5/2023	350	356,308
Goldman Sachs Group, Inc. (The)	3.377%(3 Mo. LIBOR + 1.11%) #	4/26/2022	75	75,615
Goldman Sachs Group, Inc. (The)	5.75%	1/24/2022	25	27,077
HSBC USA, Inc.	9.30%	6/1/2021	27	29,980
Lloyds Bank plc (United Kingdom)†(d)	6.50%	9/14/2020	200	207,791
Macquarie Bank Ltd. (Australia)†(d)	6.625%	4/7/2021	40	42,565

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION CORE BOND FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)

Morgan Stanley	2.72%(SOFR + 1.152%) #	7/22/2025	$211	$215,181
Morgan Stanley	4.875%	11/1/2022	14	15,066
Santander UK Group Holdings plc (United Kingdom)(d)	3.125%	1/8/2021	45	45,369
UBS AG/Stamford CT	7.625%	8/17/2022	250	281,791
Total				2,580,466

Beverages 0.21%

Keurig Dr Pepper, Inc.	3.20%	11/15/2021	6	6,092
Keurig Dr Pepper, Inc.	4.057%	5/25/2023	70	74,384
Total				80,476

Building Materials 0.23%

Holcim US Finance Sarl & Cie SCS (Luxembourg)†(d)	6.00%	12/30/2019	6	6,056
Johnson Controls International plc	5.00%	3/30/2020	5	5,070
Martin Marietta Materials, Inc.	2.80%(3 Mo. LIBOR + .65%) #	5/22/2020	38	38,052
Vulcan Materials Co.	2.782%(3 Mo. LIBOR + .65%) #	3/1/2021	21	21,021
Vulcan Materials Co.	3.01%(3 Mo. LIBOR + .60%) #	6/15/2020	17	17,020
Total				87,219

Business Services 0.04%

Equifax, Inc.	3.028%(3 Mo. LIBOR + .87%) #	8/15/2021	10	9,985
IHS Markit Ltd. (United Kingdom)(d)	3.625%	5/1/2024	5	5,198
Total				15,183

Chemicals 0.01%

Celanese US Holdings LLC	5.875%	6/15/2021	4	4,245

Computer Hardware 0.78%

Dell International LLC/EMC Corp.†	5.45%	6/15/2023	252	274,062
Hewlett Packard Enterprise Co.	3.009%(3 Mo. LIBOR + .72%) #	10/5/2021	25	25,004
Total				299,066

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION CORE BOND FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Drugs 0.90%

AstraZeneca plc (United Kingdom)(d)	2.789%(3 Mo. LIBOR + .665%) #	8/17/2023	$40	$39,940
Bayer US Finance II LLC†	2.75%	7/15/2021	4	4,008
Bayer US Finance II LLC†	3.875%	12/15/2023	200	210,123
Cardinal Health, Inc.	3.18%(3 Mo. LIBOR+ .77%) #	6/15/2022	20	19,933
CVS Health Corp.	3.70%	3/9/2023	26	27,206
Express Scripts Holding Co.	2.874%(3 Mo. LIBOR + .75%) #	11/30/2020	43	43,007
Total				344,217

Electric: Power 1.54%

Ausgrid Finance Pty Ltd. (Australia)†(d)	3.85%	5/1/2023	56	58,654
Dominion Energy, Inc.	2.715%	8/15/2021	8	8,071
Dominion Energy, Inc.	3.071%	8/15/2024	21	21,617
Dominion Energy, Inc.	4.104%	4/1/2021	5	5,144
Duquesne Light Holdings, Inc.†	6.40%	9/15/2020	37	38,396
Entergy Corp.	5.125%	9/15/2020	75	76,580
Jersey Central Power & Light Co.†	4.70%	4/1/2024	19	20,827
PNM Resources, Inc.	3.25%	3/9/2021	10	10,117
PPL WEM Ltd./Western Power Distribution Ltd. (United Kingdom)†(d)	5.375%	5/1/2021	27	27,959
PSEG Power LLC	3.85%	6/1/2023	5	5,286
Puget Energy, Inc.	5.625%	7/15/2022	70	75,289
Puget Energy, Inc.	6.00%	9/1/2021	18	19,217
Puget Energy, Inc.	6.50%	12/15/2020	137	144,075
San Diego Gas & Electric Co.	1.914%	2/1/2022	13	12,268
SCANA Corp.	4.125%	2/1/2022	1	1,037
SCANA Corp.	4.75%	5/15/2021	13	13,371
SCANA Corp.	6.25%	4/1/2020	13	13,222
Sempra Energy	2.803%(3 Mo. LIBOR + .50%) #	1/15/2021	5	4,994
TransAlta Corp. (Canada)(d)	4.50%	11/15/2022	2	2,062
Vistra Operations Co. LLC†	3.55%	7/15/2024	30	30,367
Total				588,553

Electrical Equipment 0.85%

Broadcom Corp./Broadcom Cayman Finance Ltd.	2.65%	1/15/2023	24	23,985
Broadcom, Inc.†	3.125%	10/15/2022	26	26,346

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION CORE BOND FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electrical Equipment (continued)

Broadcom, Inc.†	3.625%	10/15/2024	$224	$227,291
Marvell Technology Group Ltd.	4.20%	6/22/2023	13	13,726
NXP BV/NXP Funding LLC (Netherlands)†(d)	4.875%	3/1/2024	20	21,773
QUALCOMM, Inc.	2.686%(3 Mo. LIBOR + .55%) #	5/20/2020	13	13,025
Total				326,146

Electronics 0.18%

PerkinElmer, Inc.	5.00%	11/15/2021	61	64,100
Trimble, Inc.	4.15%	6/15/2023	5	5,249
Total				69,349

Financial Services 2.94%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(d)	3.50%	5/26/2022	200	205,531
Aircastle Ltd.	4.40%	9/25/2023	232	245,322
Aircastle Ltd.	5.00%	4/1/2023	40	42,818
Aircastle Ltd.	5.50%	2/15/2022	5	5,343
Aircastle Ltd.	7.625%	4/15/2020	4	4,129
Avolon Holdings Funding Ltd. (Ireland)†(d)	5.125%	10/1/2023	85	90,457
Avolon Holdings Funding Ltd. (Ireland)†(d)	5.50%	1/15/2023	48	51,259
E*TRADE Financial Corp.	2.95%	8/24/2022	5	5,105
International Lease Finance Corp.	5.875%	8/15/2022	110	120,856
International Lease Finance Corp.	8.25%	12/15/2020	61	65,476
International Lease Finance Corp.	8.625%	1/15/2022	16	18,237
Jefferies Financial Group, Inc.	5.50%	10/18/2023	220	239,426
Jefferies Group LLC	6.875%	4/15/2021	30	32,008
Total				1,125,967

Food 0.26%

Conagra Brands, Inc.	3.028%(3 Mo. LIBOR + .75%) #	10/22/2020	25	25,012
Smithfield Foods, Inc.†	2.65%	10/3/2021	76	75,219
Total				100,231

Health Care Products 0.03%

Becton Dickinson & Co.	3.194%(3 Mo. LIBOR + .88%) #	12/29/2020	11	11,003

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION CORE BOND FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Care Services 0.04%

CommonSpirit Health	2.76%	10/1/2024	$11	$11,184
Fresenius Medical Care US Finance II, Inc.†	4.75%	10/15/2024	5	5,412
Total				16,596

Household Equipment/Products 0.15%

Newell Brands, Inc.	3.85%	4/1/2023	55	56,665

Insurance 0.33%

Lincoln National Corp.	4.20%	3/15/2022	75	78,541
Willis North America, Inc.	7.00%	9/29/2019	42	42,129
Willis Towers Watson plc (United Kingdom)(d)	5.75%	3/15/2021	2	2,104
WR Berkley Corp.	5.375%	9/15/2020	5	5,157
Total				127,931

Leasing 0.70%

Penske Truck Leasing Co., LP/PTL Finance Corp.†	3.45%	7/1/2024	28	29,168
Penske Truck Leasing Co., LP/PTL Finance Corp.†	3.90%	2/1/2024	226	239,173
Total				268,341

Leisure 0.33%

Royal Caribbean Cruises Ltd.	5.25%	11/15/2022	115	125,362

Machinery: Agricultural 0.85%

BAT Capital Corp.	3.222%	8/15/2024	238	244,988
Philip Morris International, Inc.	3.25%	11/10/2024	39	40,836
Reynolds American, Inc.	4.85%	9/15/2023	34	37,167
Total				322,991

Machinery: Industrial/Specialty 0.05%

CNH Industrial Capital LLC	4.875%	4/1/2021	2	2,073
Roper Technologies, Inc.	3.65%	9/15/2023	6	6,325
Wabtec Corp.	4.40%	3/15/2024	10	10,717
Total				19,115

Manufacturing 0.32%

General Electric Co.	2.70%	10/9/2022	17	16,896

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION CORE BOND FUND August 31, 2019

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Manufacturing (continued)

General Electric Co.	3.10%	1/9/2023		$7	$7,026
General Electric Co.	3.103%(3 Mo. LIBOR + .80%) #	4/15/2020		35	34,902
General Electric Co.	3.15%	9/7/2022		13	13,077
General Electric Co.	3.375%	3/11/2024		2	2,028
General Electric Co.	3.45%	5/15/2024		3	3,047
Pentair Finance Sarl (Luxembourg)(d)	3.15%	9/15/2022		45	45,875
Total					122,851

Media 0.83%

Cox Communications, Inc.†	2.95%	6/30/2023		195	199,097
Cox Communications, Inc.†	3.15%	8/15/2024		15	15,467
NBCUniversal Enterprise, Inc.†	5.25%	—	(e)	100	103,285
Total					317,849

Metals & Minerals: Miscellaneous 0.72%

Anglo American Capital plc (United Kingdom)†(d)	3.75%	4/10/2022		200	205,816
Glencore Funding LLC†	4.125%	5/30/2023		46	48,475
Glencore Funding LLC†	4.625%	4/29/2024		10	10,615
Southern Copper Corp. (Peru)(d)	5.375%	4/16/2020		9	9,150
Total					274,056

Natural Gas 0.07%

WGL Holdings, Inc.	2.986%(3 Mo. LIBOR + .55%) #	3/12/2020		25	24,959

Oil 1.24%

Canadian Oil Sands Ltd. (Canada)†(d)	9.40%	9/1/2021		25	28,220
Concho Resources, Inc.	4.375%	1/15/2025		17	17,636
Continental Resources, Inc.	4.50%	4/15/2023		15	15,532
Continental Resources, Inc.	5.00%	9/15/2022		104	104,999
Motiva Enterprises LLC†	5.75%	1/15/2020		49	49,526
Occidental Petroleum Corp.	2.70%	8/15/2022		12	12,123
Occidental Petroleum Corp.	2.90%	8/15/2024		15	15,157
Occidental Petroleum Corp.	3.637%(3 Mo. LIBOR + 1.45%) #	8/15/2022		5	5,018

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION CORE BOND FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil (continued)

Phillips 66	2.732%(3 Mo. LIBOR + .60%) #	2/26/2021	$2	$2,000
Saudi Arabian Oil Co. (Saudi Arabia)†(d)	2.75%	4/16/2022	200	203,045
Woodside Finance Ltd. (Australia)†(d)	4.60%	5/10/2021	20	20,623
Total				473,879

Oil: Crude Producers 1.64%

Andeavor Logistics LP/Tesoro Logistics Finance Corp.	3.50%	12/1/2022	50	51,393
Andeavor Logistics LP/Tesoro Logistics Finance Corp.	6.25%	10/15/2022	52	53,170
Colonial Pipeline Co.†	3.50%	10/15/2020	15	15,165
Energy Transfer Operating LP	7.60%	2/1/2024	25	29,283
Energy Transfer Partners LP/Regency Energy Finance Corp.	5.00%	10/1/2022	45	47,741
Midwest Connector Capital Co. LLC†	3.625%	4/1/2022	11	11,316
Sabine Pass Liquefaction LLC	5.625%	4/15/2023	350	381,862
Spectra Energy Partners LP	4.60%	6/15/2021	20	20,660
Sunoco Logistics Partners Operations LP	4.40%	4/1/2021	5	5,138
Texas Eastern Transmission LP†	4.125%	12/1/2020	10	10,170
Williams Cos., Inc. (The)	7.875%	9/1/2021	1	1,104
Total				627,002

Oil: Integrated Domestic 0.44%

National Oilwell Varco, Inc.	2.60%	12/1/2022	57	57,066
Schlumberger Holdings Corp.†	3.75%	5/1/2024	105	111,106
Total				168,172

Paper & Forest Products 0.14%

West Fraser Timber Co., Ltd. (Canada)†(d)	4.35%	10/15/2024	50	52,112

Real Estate Investment Trusts 1.07%

Brixmor Operating Partnership LP	3.303%(3 Mo. LIBOR + 1.05%) #	2/1/2022	25	25,009
Brixmor Operating Partnership LP	3.875%	8/15/2022	30	31,316
Healthcare Realty Trust, Inc.	3.75%	4/15/2023	15	15,584
Healthcare Trust of America Holdings LP	3.70%	4/15/2023	50	51,898
Highwoods Realty LP	3.625%	1/15/2023	25	25,979
Liberty Property LP	4.75%	10/1/2020	25	25,539
SL Green Operating Partnership LP	3.25%	10/15/2022	4	4,089

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION CORE BOND FUND August 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Real Estate Investment Trusts (continued)

Vereit Operating Partnership LP	4.60%		2/6/2024	$214	$231,259
Total					410,673

Retail 0.18%

Dollar Tree, Inc.	3.003%(3 Mo. LIBOR + .70%)	#	4/17/2020	68	68,005

Transportation: Miscellaneous 0.10%

Canadian Pacific Railway Co. (Canada)(d)	9.45%		8/1/2021	35	39,530
Total Corporate Bonds (cost $9,309,513)					9,431,422

FLOATING RATE LOAN(f) 0.01%

Investment Management Companies

RPI Finance Trust Term Loan A4 (cost $3,586)	3.612%(1 Mo. LIBOR + 1.50%)		5/4/2022	4	3,580

FOREIGN GOVERNMENT OBLIGATION 0.62%

Japan

Japan Bank for International Corp.(d) (cost $227,365)	2.50%		5/23/2024	228	236,280

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.31%

Federal Home Loan Mortgage Corp. 2013-K712 B†	3.408	%#(g)	5/25/2045	17	16,987
Federal Home Loan Mortgage Corp. 2013-K713 B†	3.261	%#(g)	4/25/2046	20	20,057
Government National Mortgage Assoc. 2014-112 A	3.00	%#(g)	1/16/2048	16	16,544
Government National Mortgage Assoc. 2017-100 AS	2.75%		2/16/2058	6	5,892
Government National Mortgage Assoc. 2017-168 AS	2.70%		8/16/2058	20	20,727
Government National Mortgage Assoc. 2017-69 AS	2.75%		2/16/2058	14	14,617
Government National Mortgage Assoc. 2017-71 AS	2.70%		4/16/2057	14	14,391
Government National Mortgage Assoc. 2017-86 AS	2.75%		2/16/2058	6	5,896
Government National Mortgage Assoc. 2017-89 AB	2.60%		7/16/2058	5	4,905
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $118,026)					120,016

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION CORE BOND FUND August 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
MUNICIPAL BOND 0.03%

Miscellaneous

Illinois (cost $9,795)	4.95%		6/1/2023	$10	$10,108

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 13.19%

Atrium Hotel Portfolio Trust 2017-ATRM A†	3.125%(1 Mo. LIBOR + .93%)	#	12/15/2036	350	349,950
Bancorp Commercial Mortgage Trust (The) 2018-CR3 A†	3.045%(1 Mo. LIBOR + .85%)	#	1/15/2033	7	6,805
BB-UBS Trust 2012-SHOW A†	3.43%		11/5/2036	200	213,050
BBCMS Trust 2015-STP A†	3.323%		9/10/2028	55	55,379
BX Commercial Mortgage Trust 2018-BIOA A†	2.866%(1 Mo. LIBOR + .67%)	#	3/15/2037	45	44,956
BX Trust 2017-APPL D†	4.245%(1 Mo. LIBOR + 2.05%)	#	7/15/2034	13	12,776
BX Trust 2017-SLCT C†	3.595%(1 Mo. LIBOR + 1.40%)	#	7/15/2034	30	29,768
BX Trust 2017-SLCT D†	4.245%(1 Mo. LIBOR + 2.05%)	#	7/15/2034	13	12,758
BX Trust 2018-GW A†	2.995%(1 Mo. LIBOR + .80%)	#	5/15/2035	24	23,986
Caesars Palace Las Vegas Trust 2017-VICI A†	3.531%		10/15/2034	195	203,940
Caesars Palace Las Vegas Trust 2017-VICI B†	3.835%		10/15/2034	77	80,637
Caesars Palace Las Vegas Trust 2017-VICI C†	4.138%		10/15/2034	50	52,583
Caesars Palace Las Vegas Trust 2017-VICI D†	4.499	%#(g)	10/15/2034	95	99,999
Caesars Palace Las Vegas Trust 2017-VICI XB IO†	0.538	%#(g)	10/15/2034	1,000	12,214
CFCRE Commercial Mortgage Trust 2018-TAN A†	4.236%		2/15/2033	78	83,443
CHT Mortgage Trust 2017-CSMO C†	3.695%(1 Mo. LIBOR + 1.50%)	#	11/15/2036	300	300,436
Citigroup Commercial Mortgage Trust 2012-GC8 A4	3.024%		9/10/2045	139	142,796
Citigroup Commercial Mortgage Trust 2015-GC27 AAB	2.944%		2/10/2048	10	10,265
Commercial Mortgage Pass-Through Certificates 2013-CR8 A5	3.612	%#(g)	6/10/2046	81	85,492
Commercial Mortgage Pass-Through Certificates 2014-LC15 A4	4.006%		4/10/2047	75	81,390
Commercial Mortgage Pass-Through Certificates 2014-UBS3 A4	3.819%		6/10/2047	107	115,384
Commercial Mortgage Pass-Through Certificates 2016-GCT B†	3.086%		8/10/2029	214	215,911
Great Wolf Trust 2017-WOLF D†	4.295%(1 Mo. LIBOR + 2.10%)	#	9/15/2034	20	20,027
GS Mortgage Securities Corp. II 2012-TMSQ A†	3.007%		12/10/2030	100	102,788
GS Mortgage Securities Corp. Trust 2019-BOCA A†	3.395%(1 Mo. LIBOR + 1.20%)	#	6/15/2038	100	100,085

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION CORE BOND FUND August 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

GS Mortgage Securities Corp. Trust 2019-BOCA B†	3.695%(1 Mo. LIBOR + 1.50%)	#	6/15/2038	$100	$100,148
Hilton Orlando Trust 2018-ORL A†	2.965%(1 Mo. LIBOR + .77%)	#	12/15/2034	28	28,004
HMH Trust 2017-NSS C†	3.787%		7/5/2031	28	28,493
Hudsons Bay Simon JV Trust 2015-HB7 A7†	3.914%		8/5/2034	100	102,650
J.P. Morgan Chase Commercial Mortgage SecuritiesTrust 2018-MINN A†	3.345%(1 Mo. LIBOR + 1.27%)	#	11/15/2035	12	12,022
JPMBB Commercial Mortgage Securities Trust 2014-C26 A4	3.494%		1/15/2048	75	80,360
JPMorgan Chase Commercial Mortgage Securities Corp. 2018-AON D†	4.767	%#(g)	7/5/2031	46	49,324
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C14 A4	4.133	%#(g)	8/15/2046	10	10,787
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C22 A4	3.801%		9/15/2047	100	108,181
JPMorgan Chase Commercial Mortgage Securities Trust 2015-UES B†	3.387%		9/5/2032	225	226,250
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI A†	2.798%		10/5/2031	66	66,837
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI C†	3.554%		10/5/2031	239	242,774
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI D†	4.143	%#(g)	10/5/2031	24	24,538
JPMorgan Chase Commercial Mortgage Securities Trust 2017-FL11 D†	4.335%(1 Mo. LIBOR + 2.14%)	#	10/15/2032	34	34,061
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ A†	3.195%(1 Mo. LIBOR + 1.00%)	#	6/15/2032	27	27,469
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ B†	3.495%(1 Mo. LIBOR + 1.30%)	#	6/15/2032	10	9,814
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ C†	3.795%(1 Mo. LIBOR + 1.60%)	#	6/15/2032	10	9,829
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ D†	4.295%(1 Mo. LIBOR + 2.10%)	#	6/15/2032	14	13,798
JPMorgan Chase Commercial Mortgage Securities Trust 2018-MINN B†	3.675%(1 Mo. LIBOR + 1.60%)	#	11/15/2035	12	12,023
JPMorgan Chase Commercial Mortgage Securities Trust 2018-MINN C†	4.025%(1 Mo. LIBOR + 1.95%)	#	11/15/2035	12	12,023
JPMorgan Chase Commercial Mortgage Securities Trust 2018-MINN D†	4.325%(1 Mo. LIBOR + 2.25%)	#	11/15/2035	12	12,023

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION CORE BOND FUND August 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT AFL†	3.194%(1 Mo. LIBOR + .95%)	#	7/5/2033	$10	$10,004
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT AFX†	4.248%		7/5/2033	19	20,482
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT CFL†	3.894%(1 Mo. LIBOR + 1.65%)	#	7/5/2033	12	12,013
Morgan Stanley Bank of America Merrill Lynch Trust 2012-CKSV A2†	3.277%		10/15/2030	100	101,731
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14 A5	4.064%		2/15/2047	40	43,267
Morgan Stanley Capital Barclays Bank Trust 2016-MART A†	2.20%		9/13/2031	95	95,269
Morgan Stanley Capital I Trust 2011-C2 A4†	4.661%		6/15/2044	100	103,472
Morgan Stanley Capital I Trust 2012-C4 AS	3.773%		3/15/2045	25	25,872
Motel 6 Trust 2017-MTL6 C†	3.595%(1 Mo. LIBOR + 1.40%)	#	8/15/2034	8	8,430
Motel 6 Trust 2017-MTL6 D†	4.345%(1 Mo. LIBOR + 2.15%)	#	8/15/2034	19	18,564
MSCG Trust 2015-ALDR A1†	2.612%		6/7/2035	45	45,237
MSCG Trust 2016-SNR A†	3.46	%#(g)	11/15/2034	18	17,895
ReadyCap Commercial Mortgage Trust 2018-4 A†	3.39%		2/27/2051	30	30,256
Shelter Growth CRE Issuer Ltd. 2018-FL1 A†	3.195%(1 Mo. LIBOR + 1.00%)	#	1/15/2035	21	21,199
SLIDE 2018-FUN A†	3.095%(1 Mo. LIBOR + .90%)	#	6/15/2031	10	9,756
SLIDE 2018-FUN B†	3.445%(1 Mo. LIBOR + 1.25%)	#	6/15/2031	10	9,763
SLIDE 2018-FUN C†	3.745%(1 Mo. LIBOR + 1.55%)	#	6/15/2031	10	9,775
Stonemont Portfolio Trust 2017-MONT D†	4.222%(1 Mo. LIBOR + 2.05%)	#	8/20/2030	19	19,357
UBS-Barclays Commercial Mortgage Trust 2012-C2 A4	3.525%		5/10/2063	25	25,970
UBS-Barclays Commercial Mortgage Trust 2012-C4 A5	2.85%		12/10/2045	50	51,327
UBS-Barclays Commercial Mortgage Trust 2013 C6 A4	3.244%		4/10/2046	82	85,412
UBS-Barclays Commercial Mortgage Trust 2013-C5 A4	3.185%		3/10/2046	20	20,754
UBS-Citigroup Commercial Mortgage Trust 2011-C1 A3	3.595%		1/10/2045	9	9,199
Wells Fargo Commercial Mortgage Trust 2014 LC16 A4	3.548%		8/15/2050	22	23,359
Wells Fargo Commercial Mortgage Trust 2015-C26 ASB	2.991%		2/15/2048	10	10,289
Wells Fargo Commercial Mortgage Trust 2017-RC1 A2	3.118%		1/15/2060	115	117,590
Wells Fargo Commercial Mortgage Trust 2018-C48 A2	4.224%		1/15/2052	25	27,105
West Town Mall Trust 2017-KNOX C†	4.491	%#(g)	7/5/2030	15	15,444
West Town Mall Trust 2017-KNOX D†	4.491	%#(g)	7/5/2030	15	15,318

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION CORE BOND FUND August 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

WF-RBS Commercial Mortgage Trust 2011-C2 A4†	4.869	%#(g)	2/15/2044	$38	$38,681
WF-RBS Commercial Mortgage Trust 2012-C10 A3	2.875%		12/15/2045	10	10,270
WF-RBS Commercial Mortgage Trust 2012-C7 B	4.904	%#(g)	6/15/2045	25	26,269
WF-RBS Commercial Mortgage Trust 2012-C9 A3	2.87%		11/15/2045	22	22,394
WF-RBS Commercial Mortgage Trust 2013-C18 A4	3.896%		12/15/2046	24	25,838
WF-RBS Commercial Mortgage Trust 2014-C19 A5	4.101%		3/15/2047	87	94,623
WF-RBS Commercial Mortgage Trust 2014-C22 A4	3.995%		5/15/2047	140	151,969
Total Non-Agency Commercial Mortgage-Backed Securities (cost $4,931,808)					5,042,379

U.S. TREASURY OBLIGATIONS 23.89%

U.S. Treasury Inflation Indexed Note(h)	0.625%		4/15/2023	799	811,448
U.S. Treasury Note	1.25%		8/31/2024	866	860,232
U.S. Treasury Note	1.50%		8/31/2021	4,539	4,538,557
U.S. Treasury Note	2.50%		1/31/2021	2,890	2,923,472
Total U.S. Treasury Obligations (cost $9,096,083)					9,133,709
Total Long-Term Investments (cost $34,016,807)					34,355,772

SHORT-TERM INVESTMENTS 36.49%

COMMERCIAL PAPER 0.27%

Automotive

Ford Motor Credit Co. (cost $103,994)	3.91%		12/4/2019	105	104,229

U.S. TREASURY OBLIGATIONS 7.48%

U.S. Treasury Bill (cost $2,861,859)	Zero Coupon		11/21/2019	2,874	2,861,796

REPURCHASE AGREEMENT 28.74%

Repurchase Agreement dated 8/30/2019, 1.25% due 9/3/2019 with Fixed Income Clearing Corp. collateralized by $11,005,000 of U.S. Treasury Note at 2.25% due 03/31/2021; value: $11,211,806; proceeds: $10,992,447 (cost $10,990,920)				10,991	10,990,920
Total Short-Term Investments (cost $13,956,773)					13,956,945
Total Investments in Securities 126.34% (cost $47,973,580)					48,312,717
Liabilities in Excess of Cash, Foreign Cash and Other Assets(i) (26.34%)					(10,072,827)
Net Assets 100.00%					$38,239,890

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION CORE BOND FUND August 31, 2019

CAD	Canadian dollar.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
SOFR	Secured Overnight Financing Rate.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at August 31, 2019.
(a)	Amount is less than $1,000.
(b)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(c)	Investment in non-U.S. dollar denominated securities.
(d)	Foreign security traded in U.S. dollars.
(e)	Security is perpetual in nature and has no stated maturity.
(f)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at August 31, 2019.
(g)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(h)	Treasury Inflation Protected Security. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on principal amount that is adjusted for inflation based on the Consumer Price Index.
(i)	Liabilities in Excess of Cash, Foreign Cash and Other Assets include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

Credit Default Swaps on Indexes - Sell Protection at August 31, 2019(1):

Referenced Index*	Swap Counterparty	Fund Receives (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Appreciation(3)	Credit Default Swap Agreements Receivable/ (Payable) at Fair Value(4)
Markit CMBX. NA.A.6	Morgan Stanley	2.00%	5/11/2063	$78,000	$77,898	$(4,047)	$3,945	$(102)
Markit CMBX. NA.AA.6	Morgan Stanley	1.50%	5/11/2063	160,000	163,077	(1,268)	4,345	3,077
						$(5,315)	$8,290	$2,975

*	The Referenced Index is for the Credit Default Swaps on Indexes, which is comprised of a basket of commercial mortgage-backed securities.
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION CORE BOND FUND August 31, 2019

(2)	Upfront payments received are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps in Indexes amounted to $8,290. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $0.
(4)	Includes upfront payments received.

Open Forward Foreign Currency Exchange Contracts at August 31, 2019:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Canadian dollar	Sell	Morgan Stanley	9/19/2019	152,000	$113,793	$114,195	$(402)

Open Futures Contracts at August 31, 2019:

Type	Expiration	Contracts	Position		Notional Amount		Notional Value	Unrealized Appreciation
5-Year Canadian Bond	December 2019	1	Short	CAD	(124,488)	CAD	(124,390)	$74

Type	Expiration	Contracts	Position		Notional Amount		Notional Value	Unrealized Depreciation
U.S. 5-Year Treasury Note	December 2019	17	Short		$(2,039,305)		$(2,039,602)	$(297)

The following is a summary of the inputs used as of August 31, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Credit Cards	$—	$615,336	$205,081	$820,417
Other	—	2,992,328	114,460	3,106,788
Remaining Industries	—	6,451,073	—	6,451,073
Corporate Bonds	—	9,431,422	—	9,431,422
Floating Rate Loan	—	3,580	—	3,580
Foreign Government Obligation	—	236,280	—	236,280
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	120,016	—	120,016
Municipal Bond	—	10,108	—	10,108
Non-Agency Commercial Mortgage-Backed Securities	—	5,042,379	—	5,042,379
U.S. Treasury Obligations	—	9,133,709	—	9,133,709
Short-Term Investments
Commercial Paper	—	104,229	—	104,229
Repurchase Agreement	—	10,990,920	—	10,990,920
U.S. Treasury Obligation	—	2,861,796	—	2,861,796
Total	$—	$47,993,176	$319,541	$48,312,717

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION CORE BOND FUND August 31, 2019

Investment Type(2)	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Credit Default Swap Contracts
Assets	$—	$3,077	$—	$3,077
Liabilities	—	(102)	—	(102)
Forward Foreign Currency Exchange Contracts
Assets	—	—	—	—
Liabilities	—	(402)	—	(402)
Futures Contracts
Assets	74	—	—	74
Liabilities	(297)	—	—	(297)
Total	$(223)	$2,573	$—	$2,350

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset-Backed Securities
Balance as of December 1, 2018	$—
Accrued Discounts (Premiums)	(357)
Realized Gain (Loss)	—
Change in Unrealized Appreciation (Depreciation)	1,806
Purchases	318,092
Sales	—
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of August 31, 2019	$319,541
Change in unrealized appreciation/depreciation for the period ended August 31, 2019, related to Level 3 investments held at August 31, 2019	$1,806

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 96.09%

ASSET-BACKED SECURITIES 25.59%

Automobiles 8.46%

ACC Trust 2018-1 A†	3.70%	12/21/2020	$7,579	$7,588,910
ACC Trust 2019-1 A†	3.75%	5/20/2022	21,161	21,373,076
AmeriCredit Automobile Receivables 2016-1 D	3.59%	2/8/2022	32,574	32,964,070
AmeriCredit Automobile Receivables Trust 2016-2 C	2.87%	11/8/2021	2,478	2,482,438
AmeriCredit Automobile Receivables Trust 2016-3 B	1.80%	10/8/2021	20,998	20,974,241
AmeriCredit Automobile Receivables Trust 2017-2 B	2.40%	5/18/2022	31,699	31,783,560
AmeriCredit Automobile Receivables Trust 2017-2 C	2.97%	3/20/2023	49,146	49,822,819
AmeriCredit Automobile Receivables Trust 2017-3 B	2.24%	6/19/2023	22,616	22,664,471
AmeriCredit Automobile Receivables Trust 2017-4 A3	2.04%	7/18/2022	64,125	64,086,609
AmeriCredit Automobile Receivables Trust 2017-4 B	2.36%	12/19/2022	30,598	30,711,580
AmeriCredit Automobile Receivables Trust 2019-1 A2A	2.93%	6/20/2022	20,000	20,089,026
AmeriCredit Automobile Receivables Trust 2019-1 A2B	2.442%(1 Mo. LIBOR + .26%) #	6/20/2022	20,000	20,008,326
AmeriCredit Automobile Receivables Trust 2019-1 B	3.13%	2/18/2025	28,000	28,626,738
AmeriCredit Automobile Receivables Trust 2019-1 C	3.36%	2/18/2025	37,000	38,212,257
Avid Automobile Receivables Trust 2018-1 A†	2.84%	8/15/2023	4,495	4,492,106
Avis Budget Rental Car Funding AESOP LLC 2015-2A	2.63%	12/20/2021	11,729	11,794,153
Bank of The West Auto Trust 2017-1 A3†	2.11%	1/15/2023	69,741	69,709,353
Bank of The West Auto Trust 2017-1 A4†	2.33%	9/15/2023	18,282	18,353,188
California Republic Auto Receivables Trust 2015-2 A4	1.75%	1/15/2021	975	974,881
California Republic Auto Receivables Trust 2015-3 A4	2.13%	5/17/2021	5,673	5,669,774
California Republic Auto Receivables Trust 2015-4 A4†	2.58%	6/15/2021	7,222	7,225,390
California Republic Auto Receivables Trust 2015-4 B†	3.73%	11/15/2021	20,140	20,246,875
California Republic Auto Receivables Trust 2016-1 A4	2.24%	10/15/2021	3,163	3,161,740
California Republic Auto Receivables Trust 2016-2 A4	1.83%	12/15/2021	11,047	11,026,238
California Republic Auto Receivables Trust 2018-1 A3	3.14%	8/15/2022	53,488	53,840,593
Capital Auto Receivables Asset Trust 2015-3 C	2.90%	12/21/2020	5,781	5,782,281
Capital Auto Receivables Asset Trust 2015-3 D	3.34%	3/22/2021	21,169	21,191,829
Capital Auto Receivables Asset Trust 2016-1 B	2.67%	12/21/2020	11,505	11,510,245
Capital Auto Receivables Asset Trust 2016-2 A4	1.63%	1/20/2021	4,509	4,511,768
Capital Auto Receivables Asset Trust 2016-2 B	2.11%	3/22/2021	2,811	2,808,112
Capital Auto Receivables Asset Trust 2017-1 A3†	2.02%	8/20/2021	11,921	11,910,492
Capital Auto Receivables Asset Trust 2017-1 A4†	2.22%	3/21/2022	12,437	12,456,253
Capital Auto Receivables Asset Trust 2018-2 A2†	3.02%	2/22/2021	71,599	71,754,315
Capital Auto Receivables Asset Trust 2018-2 A3†	3.27%	6/20/2023	45,016	45,474,551
CarMax Auto Owner Trust 2015-4 D	3.00%	5/16/2022	3,116	3,117,276

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

CarMax Auto Owner Trust 2016-3 A3	1.39%	5/17/2021	$11,392	$11,383,692
CarMax Auto Owner Trust 2016-3 A4	1.60%	1/18/2022	21,321	21,234,680
CarMax Auto Owner Trust 2016-4 A3	1.40%	8/15/2021	9,285	9,260,503
CarMax Auto Owner Trust 2016-4 A4	1.60%	6/15/2022	18,529	18,458,636
CarMax Auto Owner Trust 2017-3 A3	1.97%	4/15/2022	98,210	98,149,351
CarMax Auto Owner Trust 2017-3 A4	2.22%	11/15/2022	27,897	28,060,649
CarMax Auto Owner Trust 2017-3 B	2.44%	2/15/2023	12,944	13,050,822
CarMax Auto Owner Trust 2017-3 C	2.72%	5/15/2023	15,857	15,991,264
CarMax Auto Owner Trust 2017-4 A3	2.11%	10/17/2022	85,078	85,176,027
CarMax Auto Owner Trust 2019-3 A2A	2.21%	12/15/2022	124,560	124,890,607
Carvana Auto Receivables Trust 2019-2A C†	3.00%	6/17/2024	23,649	23,911,097
Chesapeake Funding II LLC 2016-2A A1†	1.88%	6/15/2028	8,551	8,545,972
Chesapeake Funding II LLC 2017-2A A1†	1.99%	5/15/2029	25,620	25,590,985
Chesapeake Funding II LLC 2017-3A A1†	1.91%	8/15/2029	58,349	58,196,473
Chesapeake Funding II LLC 2017-4A A1†	2.12%	11/15/2029	64,282	64,281,317
Chesapeake Funding II LLC 2019-1A A1	2.94%	4/15/2031	20,535	20,882,656
CPS Auto Receivables Trust 2016-B D†	6.58%	3/15/2022	13,845	14,453,650
CPS Auto Receivables Trust 2017-C B†	2.30%	7/15/2021	2,783	2,782,664
CPS Auto Receivables Trust 2017-D†	3.73%	9/15/2023	8,345	8,486,885
CPS Auto Receivables Trust 2017-D B†	2.43%	1/18/2022	4,438	4,437,434
CPS Auto Receivables Trust 2018-B A†	2.72%	9/15/2021	3,786	3,787,023
CPS Auto Receivables Trust 2018-B B†	3.23%	7/15/2022	11,465	11,530,519
CPS Auto Receivables Trust 2018-B C†	3.58%	3/15/2023	12,992	13,192,563
CPS Auto Receivables Trust 2019-A C†	3.89%	12/16/2024	3,685	3,803,207
CPS Auto Receivables Trust 2019-C†	2.84%	6/16/2025	7,419	7,474,901
CPS Auto Receivables Trust 2019-C D†	3.17%	6/16/2025	7,419	7,507,115
Drive Auto Receivables Trust 2015-BA D†	3.84%	7/15/2021	634	634,740
Drive Auto Receivables Trust 2015-BA E†	5.15%	8/15/2022	32,350	32,392,301
Drive Auto Receivables Trust 2015-DA D†	4.59%	1/17/2023	31,416	31,539,269
Drive Auto Receivables Trust 2016-BA D†	4.53%	8/15/2023	56,533	57,465,924
Drive Auto Receivables Trust 2016-CA C†	3.02%	11/15/2021	11,611	11,621,664
Drive Auto Receivables Trust 2016-CA D†	4.18%	3/15/2024	21,109	21,475,731
Drive Auto Receivables Trust 2017-1 D	3.84%	3/15/2023	3,410	3,454,904
Drive Auto Receivables Trust 2017-2 C	2.75%	9/15/2023	12,542	12,552,511
Drive Auto Receivables Trust 2017-2 D	3.49%	9/15/2023	137,019	138,364,088
Drive Auto Receivables Trust 2017-3 C	2.80%	7/15/2022	4,018	4,023,180
Drive Auto Receivables Trust 2017-AA D†	4.16%	5/15/2024	14,904	15,171,984
Drive Auto Receivables Trust 2017-BA D†	3.72%	10/17/2022	33,233	33,434,267
Drive Auto Receivables Trust 2018-3 B	3.37%	9/15/2022	28,919	28,989,033
Drive Auto Receivables Trust 2018-3 C	3.72%	9/16/2024	68,935	69,737,610
Drive Auto Receivables Trust 2018-4 B	3.36%	10/17/2022	33,808	33,919,438

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

Drive Auto Receivables Trust 2018-4 C	3.66%	11/15/2024	$66,556	$67,490,819
Drive Auto Receivables Trust 2018-4 D	4.09%	1/15/2026	45,962	47,438,097
Drive Auto Receivables Trust 2018-5 C	3.99%	1/15/2025	46,539	48,053,035
Drive Auto Receivables Trust 2019-2 B	3.17%	11/15/2023	22,380	22,730,650
Drive Auto Receivables Trust 2019-2 C	3.42%	6/16/2025	43,447	44,575,892
Drive Auto Receivables Trust 2019-2 D	3.69%	8/17/2026	27,276	28,308,124
Drive Auto Receivables Trust 2019-3 A2A	2.63%	9/15/2022	98,262	98,466,739
Exeter Automobile Receivables Trust 2017-3A A†	2.05%	12/15/2021	4,602	4,600,705
Exeter Automobile Receivables Trust 2017-3A B†	2.81%	9/15/2022	37,187	37,337,637
Fifth Third Auto Trust 2019-1 A2A	2.66%	5/16/2022	115,165	115,844,566
Fifth Third Auto Trust 2019-1 A3	2.64%	12/15/2023	87,251	88,725,298
Fifth Third Auto Trust 2019-1 A4	2.69%	11/16/2026	28,213	29,060,767
First Investors Auto Owner Trust 2017-3A A1†	2.00%	3/15/2022	3,396	3,394,784
First Investors Auto Owner Trust 2018-1A B†	3.51%	5/15/2023	8,540	8,669,497
First Investors Auto Owner Trust 2018-2A C†	4.03%	1/15/2025	8,643	8,987,785
First Investors Auto Owner Trust 2018-2A D†	4.28%	1/15/2025	5,505	5,778,866
Flagship Credit Auto Trust 2016-2 A2†	3.05%	8/16/2021	1,164	1,164,064
Flagship Credit Auto Trust 2017-3 A†	1.88%	10/15/2021	7,693	7,682,072
Flagship Credit Auto Trust 2017-3 B†	2.59%	7/15/2022	24,950	24,978,872
Flagship Credit Auto Trust 2017-4 A†	2.07%	4/15/2022	16,125	16,097,970
Flagship Credit Auto Trust 2019-1 A†	3.11%	8/15/2023	44,991	45,469,189
Ford Credit Auto Owner Trust 2015-1 A†	2.12%	7/15/2026	225,951	225,871,375
Ford Credit Auto Owner Trust 2016-2 A†	2.03%	12/15/2027	39,189	39,280,734
Ford Credit Auto Owner Trust 2017-2 A†	2.36%	3/15/2029	38,244	38,779,623
Ford Credit Auto Owner Trust 2018-2 A†	3.47%	1/15/2030	78,661	83,170,069
GM Financial Automobile Leasing Trust 2019-2 A2A	2.67%	6/21/2021	85,818	86,167,339
GM Financial Automobile Leasing Trust 2019-2 A3	2.67%	3/21/2022	46,349	46,878,653
GM Financial Consumer Automobile Receivables Trust 2019-1 B	3.37%	8/16/2024	13,645	14,113,670
Honda Auto Receivables Owner Trust 2019-1 A3	2.83%	3/20/2023	57,166	58,403,015
Honda Auto Receivables Owner Trust 2019-1 A4	2.90%	6/18/2024	11,166	11,457,711
Honda Auto Receivables Owner Trust 2019-3 A4	1.85%	8/15/2025	8,564	8,583,709
Nissan Auto Receivables Owner Trust 2016-A A3	1.34%	10/15/2020	1,338	1,337,699
Nissan Auto Receivables Owner Trust 2016-B A3	1.32%	1/15/2021	6,792	6,783,070
Prestige Auto Receivables Trust 2019-1A D†	3.01%	8/15/2025	9,845	10,023,740
Santander Drive Auto Receivables Trust 2015-5 D	3.65%	12/15/2021	23,025	23,125,236
Santander Drive Auto Receivables Trust 2016-1 D	4.02%	4/15/2022	18,954	19,155,451
Santander Drive Auto Receivables Trust 2017-1 D	3.17%	4/17/2023	9,536	9,633,414
Santander Drive Auto Receivables Trust 2017-2 C	2.79%	8/15/2022	55,786	55,890,302
Santander Drive Auto Receivables Trust 2017-2 D	3.49%	7/17/2023	68,158	69,067,896
Santander Drive Auto Receivables Trust 2017-3 C	2.76%	12/15/2022	15,068	15,122,971

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

Santander Drive Auto Receivables Trust 2018-1 C	2.96%	3/15/2024	$37,842	$38,164,660
Santander Drive Auto Receivables Trust 2018-3 A3	3.03%	2/15/2022	27,918	27,946,679
Santander Drive Auto Receivables Trust 2018-3 B	3.29%	10/17/2022	45,961	46,198,347
Santander Drive Auto Receivables Trust 2018-4 C	3.56%	7/15/2024	30,572	31,126,863
Santander Drive Auto Receivables Trust 2018-5 B	3.52%	12/15/2022	47,601	48,010,235
Santander Drive Auto Receivables Trust 2018-5 C	3.81%	12/16/2024	44,093	45,018,133
Santander Drive Auto Receivables Trust 2019-3 C	2.49%	10/15/2025	66,714	67,095,537
Santander Retail Auto Lease Trust 2019-B D†	3.31%	6/20/2024	41,342	41,859,800
TCF Auto Receivables Owner Trust 2015-2A B†	3.00%	9/15/2021	10,457	10,463,019
TCF Auto Receivables Owner Trust 2015-2A C†	3.75%	12/15/2021	6,591	6,601,173
TCF Auto Receivables Owner Trust 2016-1A A4†	2.03%	2/15/2022	45,478	45,404,875
TCF Auto Receivables Owner Trust 2016-1A C†	2.51%	9/15/2022	5,943	5,927,626
TCF Auto Receivables Owner Trust 2016-PT1A A†	1.93%	6/15/2022	16,187	16,165,376
Toyota Auto Receivables Owner Trust 2016-D A3	1.23%	10/15/2020	4,153	4,148,089
Westlake Automobile Receivables Trust 2017-2A B†	2.25%	12/15/2020	21,269	21,265,395
Westlake Automobile Receivables Trust 2018-2A C†	3.50%	1/16/2024	5,149	5,212,964
Westlake Automobile Receivables Trust 2018-3A A2A†	2.98%	1/18/2022	61,086	61,262,486
Westlake Automobile Receivables Trust 2019-1 2019-1A B†	3.26%	10/17/2022	21,268	21,509,330
Westlake Automobile Receivables Trust 2019-1A C†	3.45%	3/15/2024	11,100	11,288,440
Westlake Automobile Receivables Trust 2019-2A A2A†	2.57%	2/15/2023	110,152	110,569,278
Westlake Automobile Receivables Trust 2019-2A D†	3.20%	11/15/2024	47,426	47,978,043
World Omni Auto Receivables Trust 2017-A A3	1.93%	9/15/2022	18,257	18,247,910
World Omni Auto Receivables Trust 2018-D A4	3.44%	12/16/2024	22,044	23,183,604
World Omni Automobile Lease Securitization Trust 2019-A A2	2.89%	11/15/2021	96,191	96,745,560
World Omni Select Auto Trust 2018-1A B†	3.68%	7/15/2023	10,171	10,424,492
World Omni Select Auto Trust 2018-1A D†	4.13%	1/15/2025	33,345	34,664,895
Total				4,461,880,784

Credit Cards 6.09%

American Express Credit Account Master Trust 2017-3 A	1.77%	11/15/2022	52,543	52,463,387
American Express Credit Account Master Trust 2017-6 A	2.04%	5/15/2023	120,724	120,981,963
American Express Credit Account Master Trust 2019-1 A	2.87%	10/15/2024	116,127	119,738,004
American Express Credit Account Master Trust 2019-1 B	3.07%	10/15/2024	32,359	33,326,935
BA Credit Card Trust 2017-A2	1.84%	1/17/2023	130,482	130,390,532
Barclays Dryrock Issuance Trust 2017-1 A	2.525%(1 Mo. LIBOR + .33%) #	3/15/2023	101,590	101,675,569
Barclays Dryrock Issuance Trust 2017-2 A	2.495%(1 Mo. LIBOR + .30%) #	5/15/2023	168,102	168,277,599
Barclays Dryrock Issuance Trust 2018-1 A	2.525%(1 Mo. LIBOR + .33%) #	7/15/2024	25,054	25,065,259

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Credit Cards (continued)

Capital One Multi-Asset Execution Trust 2017-A1	2.00%	1/17/2023	$14,265	$14,262,769
Capital One Multi-Asset Execution Trust 2017-A4	1.99%	7/17/2023	178,623	178,905,260
Capital One Multi-Asset Execution Trust 2019-A1	2.84%	12/15/2024	158,746	163,227,336
Chase Issuance Trust 2018-A1	2.395%(1 Mo. LIBOR + .20%) #	4/17/2023	148,171	148,402,562
Citibank Credit Card Issuance Trust 2017-A3	1.92%	4/7/2022	18,149	18,141,840
Citibank Credit Card Issuance Trust 2017-A8	1.86%	8/8/2022	134,319	134,264,050
Continental Credit Card 2016-1A C†	11.33%	1/15/2025	4,347	4,534,303	(a)
Discover Card Execution Note Trust 2015-A2 A	1.90%	10/17/2022	9,583	9,578,569
Discover Card Execution Note Trust 2017-A6	1.88%	2/15/2023	125,489	125,598,427
Discover Card Execution Note Trust 2018-A2	2.525%(1 Mo. LIBOR + .33%) #	8/15/2025	5,100	5,087,083
Discover Card Execution Note Trust 2019-A1	3.04%	7/15/2024	25,946	26,774,977
First National Master Note Trust 2017-2 A	2.635%(1 Mo. LIBOR + .44%) #	10/16/2023	123,149	123,219,244
Golden Credit Card Trust 2018-1A A†	2.62%	1/15/2023	114,501	115,547,906
Golden Credit Card Trust 2018-4A A†	3.44%	10/15/2025	62,508	66,419,944
Master Credit Card Trust 2019-1A B†	3.57%	7/21/2022	7,742	7,849,275
Master Credit Card Trust II Series 2018-1A A†	2.659%(1 Mo. LIBOR + .49%) #	7/21/2024	149,590	149,626,410
Perimeter Master Note Business Trust 2019-1A A†	4.31%	12/15/2022	99,892	100,663,066	(a)
Perimeter Master Note Business Trust 2019-1A B†	6.02%	12/15/2022	14,959	15,064,252	(a)
Synchrony Credit Card Master Note Trust 2015-1 A	2.37%	3/15/2023	18,713	18,730,257
Synchrony Credit Card Master Note Trust 2015-1 B	2.64%	3/15/2023	9,594	9,596,594
Synchrony Credit Card Master Note Trust 2016-2 A	2.21%	5/15/2024	134,727	135,741,858
Synchrony Credit Card Master Note Trust 2016-2 B	2.55%	5/15/2024	42,808	43,109,800
Synchrony Credit Card Master Note Trust 2017-1 A	1.93%	6/15/2023	66,569	66,547,418
Synchrony Credit Card Master Note Trust 2017-1 B	2.19%	6/15/2023	33,423	33,388,967
Synchrony Credit Card Master Note Trust 2017-2 A	2.62%	10/15/2025	38,403	39,355,506
Synchrony Credit Card Master Note Trust 2017-2 B	2.82%	10/15/2025	36,807	37,508,766
Synchrony Credit Card Master Note Trust 2018-2 A	3.47%	5/15/2026	16,250	17,234,415
World Financial Network Credit Card Master Trust 2015-B A	2.55%	6/17/2024	37,818	37,994,746
World Financial Network Credit Card Master Trust 2016-A	2.03%	4/15/2025	193,189	193,674,986
World Financial Network Credit Card Master Trust 2016-C M	1.98%	8/15/2023	7,444	7,437,588
World Financial Network Credit Card Master Trust 2017-A	2.12%	3/15/2024	110,156	110,067,633
World Financial Network Credit Card Master Trust 2017-C A	2.31%	8/15/2024	49,120	49,272,999
World Financial Network Credit Card Master Trust 2018-C A	3.55%	8/15/2025	95,554	98,759,512
World Financial Network Credit Card Master Trust 2018-C M	3.95%	8/15/2025	19,966	20,651,609
World Financial Network Credit Card Master Trust 2019-A	3.14%	12/15/2025	101,411	104,340,308
World Financial Network Credit Card Master Trust 2019-A M	3.61%	12/15/2025	29,519	30,481,910
Total				3,212,981,393

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Home Equity 0.10%

Meritage Mortgage Loan Trust 2004-2 M3	3.12%(1 Mo. LIBOR + .98%)	#	1/25/2035	$297	$295,010
Towd Point Mortgage Trust 2019-HY2 A1†	3.145%(1 Mo. LIBOR + 1.00%)	#	5/25/2058	54,821	55,195,204
Total					55,490,214

Other 10.94%

A10 Bridge Asset Financing LLC 2019-B A1†	3.085%		8/15/2040	123,600	124,032,600	(a)
Access Point Funding I LLC 2017-A†	3.06%		4/15/2029	5,096	5,094,791
Ally Master Owner Trust 2018-2 A	3.29%		5/15/2023	1,893	1,938,779
ALM VII Ltd. 2012-7A A1A2†	3.473%(3 Mo. LIBOR + 1.17%)	#	7/15/2029	48,750	48,747,592
Ammc CLO 19 Ltd. 2016-19A A†	3.803%(3 Mo. LIBOR + 1.50%)	#	10/15/2028	22,450	22,465,169
Amur Equipment Finance Receivables VI LLC 2018-2A A2†	3.89%		7/20/2022	42,483	43,145,637
Amur Equipment Finance Receivables VII LLC 2019-1A A2†	2.63%		6/20/2024	54,339	54,699,333
Anchorage Capital CLO 3-R Ltd. 2014-3RA A†	3.306%(3 Mo. LIBOR + 1.05%)	#	1/28/2031	34,008	33,821,901
Anchorage Capital CLO 4-R Ltd. 2014-4RA A†	3.306%(3 Mo. LIBOR + 1.05%)	#	1/28/2031	42,636	42,465,456
Apex Credit CLO Ltd. 2016-1A B1R†	4.106%(3 Mo. LIBOR + 1.85%)	#	10/27/2028	16,704	16,717,214
Apex Credit CLO Ltd. 2017-1A B†	4.233%(3 Mo. LIBOR + 1.95%)	#	4/24/2029	18,374	18,385,807
Arbor Realty Collateralized Loan Obligation Ltd. 2017-FL3 A†	3.185%(1 Mo. LIBOR + .99%)	#	12/15/2027	47,836	47,864,702
Arbor Realty Commercial Real Estate Notes Ltd. 2017-FL1 A†	3.495%(1 Mo. LIBOR + 1.30%)	#	4/15/2027	18,057	18,068,737
Arbor Realty Commercial Real Estate Notes Ltd. 2017-FL2 A†	3.185%(1 Mo. LIBOR + .99%)	#	8/15/2027	18,704	18,719,197
Arbor Realty Commercial Real Estate Notes Ltd. 2018-FL1 A†	3.345%(1 Mo. LIBOR + 1.15%)	#	6/15/2028	35,293	35,388,732
Arbor Realty Commercial Real Estate Notes Ltd. 2019-FL1 A†	3.345%(1 Mo. LIBOR + 1.15%)	#	5/15/2037	77,312	77,474,355
Ares XLI CLO Ltd. 2016-41A AR†	3.503%(3 Mo. LIBOR + 1.20%)	#	1/15/2029	74,220	74,219,926
Ascentium Equipment Receivables 2019-1A A2†	2.84%		6/10/2022	70,278	70,866,431
Ascentium Equipment Receivables Trust 2016-2A A3†	1.65%		5/10/2022	576	575,453
Ascentium Equipment Receivables Trust 2017-1A A3†	2.29%		6/10/2021	9,658	9,662,099
Ascentium Equipment Receivables Trust 2017-2A A2†	2.00%		5/11/2020	2,738	2,737,033

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

Avery Point V CLO Ltd. 2014-5A AR†	3.283%(3 Mo. LIBOR + .98%)	#	7/17/2026	$37,749	$37,770,268
B2R Mortgage Trust 2015-2 A†	3.336%		11/15/2048	12,843	12,864,234
BDS Ltd. 2019-FL3 A†	3.597%(1 Mo. LIBOR + 1.40%)	#	12/15/2035	44,031	44,154,837
Benefit Street Partners CLO IV Ltd. 2014-IVA A1RR†	3.528%(3 Mo. LIBOR + 1.25%)	#	1/20/2029	36,900	36,972,678
Benefit Street Partners CLO IV Ltd. 2014-IVA A2RR†	4.028%(3 Mo. LIBOR + 1.75%)	#	1/20/2029	26,500	26,511,880
BlueMountain CLO Ltd. 2012-2A AR2†	3.186%(3 Mo. LIBOR + 1.05%)	#	11/20/2028	52,910	52,873,249
BlueMountain CLO Ltd. 2013-1A A1R2†	3.508%(3 Mo. LIBOR + 1.23%)	#	1/20/2029	74,000	74,062,493
BlueMountain CLO Ltd. 2013-1A A2R2†	4.028%(3 Mo. LIBOR + 1.75%)	#	1/20/2029	27,442	27,459,733
Bowman Park CLO Ltd. 2014-1A AR†	3.328%(3 Mo. LIBOR + 1.18%)	#	11/23/2025	37,824	37,913,560
BSPRT Issuer, Ltd. 2019 FL5 A	3.628%		5/15/2029	48,248	48,299,066
Carlyle Global Market Strategies CLO Ltd. 2013-2A AR†	3.19%(3 Mo. LIBOR + .89%)	#	1/18/2029	32,350	32,229,477
Cent CLO Ltd. 2013-19A A1A†	3.586%(3 Mo. LIBOR + 1.33%)	#	10/29/2025	11,707	11,716,861
CIFC Funding Ltd. 2016-1A A†	3.758%(3 Mo. LIBOR + 1.48%)	#	10/21/2028	6,192	6,220,798
Colombia Cent CLO Ltd. 2018-27A A2A†	3.876%(3 Mo. LIBOR + 1.60%)	#	10/25/2028	7,358	7,302,758
Colony American Finance Ltd. 2018-1 A	3.804%		6/15/2051	42,714	44,454,809
Conn’s Receivables Funding LLC 2018-A†	3.25%		1/15/2023	5,687	5,709,228
Dell Equipment Finance Trust 2017-1 A3†	2.14%		4/22/2022	991	990,941
Diamond Resorts Owner Trust 2016-1 A†	3.08%		11/20/2028	3,597	3,630,381
Diamond Resorts Owner Trust 2018-1 A†	3.70%		1/21/2031	44,970	46,081,392
Diamond Resorts Owner Trust 2018-1 B†	4.19%		1/21/2031	26,871	27,638,452
DLL LLC 2018-1 A2†	2.81%		11/17/2020	4,128	4,130,399
DLL LLC 2018-1 A3†	3.10%		4/18/2022	107,668	108,549,995
DLL LLC 2018-1 A4†	3.27%		4/17/2026	64,285	66,005,858
DLL Securitization Trust 2017-A A3†	2.14%		12/15/2021	31,136	31,143,943
DLL Securitization Trust 2017-A A4†	2.43%		11/17/2025	32,826	33,067,760
DRB Prime Student Loan Trust 2015-D A2	3.20%		1/25/2040	2,104	2,139,032
Dryden 30 Senior Loan Fund 2013-30A AR†	2.978%(3 Mo. LIBOR + .82%)	#	11/15/2028	94,976	94,151,057
Dryden XXV Senior Loan Fund 2012-25A BRR†	3.653%(3 Mo. LIBOR + 1.35%)	#	10/15/2027	36,320	35,798,260

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Other (continued)

Elm CLO Ltd. 2014-1A ARR†	3.473%(3 Mo. LIBOR + 1.17%)	#	1/17/2029		$23,117	$23,156,260
Elm CLO Ltd. 2014-1A BRR†	4.053%(3 Mo. LIBOR + 1.75%)	#	1/17/2029		13,718	13,761,447
Engs Commercial Finance Trust 2016-1A A2†	2.63%		2/22/2022		7,378	7,381,895
Fairstone Financial Issuance Trust I 2019-1A A†(b)	3.948%		3/21/2033	CAD	17,751	13,505,906
Fairstone Financial Issuance Trust I 2019-1A B†(b)	5.084%		3/21/2033	CAD	7,974	6,084,712	(a)
Fairstone Financial Issuance Trust I 2019-1A C†(b)	6.299%		3/21/2033	CAD	15,035	11,466,418	(a)
Fairstone Financial Issuance Trust I 2019-1A D†(b)	7.257%		3/21/2033	CAD	8,879	6,783,025	(a)
Ford Credit Floorplan Master Owner Trust 2017-2 A1	2.16%		9/15/2022		$74,609	74,743,520
Ford Credit Floorplan Master Owner Trust 2019-1 A	2.84%		3/15/2024		137,580	140,943,913
Ford Credit Floorplan Master Owner Trust 2019-2 A	3.06%		4/15/2026		92,215	96,736,855
FREED ABS TRUST 2018-2 A†	3.99%		10/20/2025		48,349	48,730,766
GPMT Ltd. 2019-FL2 A†	3.495%(1 Mo. LIBOR + 1.30%)	#	2/22/2036		37,750	37,919,875
Grand Avenue CRE 2019-FL1 A†	3.315%(1 Mo. LIBOR + 1.12%)	#	6/15/2037		120,644	120,873,634
Grand Avenue CRE 2019-FL1 AS†	3.695%(1 Mo. LIBOR + 1.50%)	#	6/15/2037		43,369	43,439,024
Great American Auto Leasing, Inc. 2019-1 A4†	3.21%		2/18/2025		17,040	17,627,863
Greystone Commercial Real Estate Notes Ltd. 2017-FL1A A†	3.745%(1 Mo. LIBOR + 1.55%)	#	3/15/2027		51,810	51,969,191
Greystone Commercial Real Estate Notes Ltd. 2017-FL1A B†	4.945%(1 Mo. LIBOR + 2.75%)	#	3/15/2027		5,711	5,676,956
Greystone Commercial Real Estate Notes Ltd. 2018-HC1 A†	3.745%(1 Mo. LIBOR + 1.55%)	#	9/15/2028		72,464	72,282,536
Greystone Commercial Real Estate Notes Ltd. 2018-HC1 AS†	4.345%(1 Mo. LIBOR + 2.15%)	#	9/15/2028		22,123	22,058,604
Greywolf CLO IV Ltd. 2019-1A A2†	4.538%(3 Mo. LIBOR + 1.95%)	#	4/17/2030		33,591	33,607,903
Halcyon Loan Advisors Funding 2017-2 Ltd. 2017-2A A2†	4.003%(3 Mo. LIBOR + 1.7%)	#	1/17/2030		23,027	22,835,625
Halcyon Loan Advisors Funding Ltd. 2015-2A AR†	3.356%(3 Mo. LIBOR + 1.08%)	#	7/25/2027		28,893	28,901,726
Halcyon Loan Advisors Funding Ltd. 2015-2A BR†	3.926%(3 Mo. LIBOR + 1.65%)	#	7/25/2027		17,477	17,483,129
HPS Loan Management 10-2016 Ltd. 10A-16 A2R†	3.892%(3 Mo. LIBOR +1.75%)	#	1/20/2028		40,584	40,584,000	(a)
Hyundai Floorplan Master Owner Trust 2019-1 A†	2.68%		4/15/2024		104,777	106,939,597
Jamestown CLO IX Ltd. 2016-9A A1AR†	3.448%(3 Mo. LIBOR + 1.17%)	#	10/20/2028		39,750	39,754,611

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

Jamestown CLO IX Ltd. 2016-9A A2R†	4.128%(3 Mo. LIBOR + 1.85%)	#	10/20/2028	$24,850	$24,857,736
Jamestown CLO VII Ltd. 2015-7A A1R†	3.106%(3 Mo. LIBOR + .83%)	#	7/25/2027	14,247	14,227,866
Jamestown CLO VII Ltd. 2015-7A A2R†	3.576%(3 Mo. LIBOR + 1.30%)	#	7/25/2027	35,299	34,976,897
JFIN CLO Ltd. 2014-1A B1R†	3.728%(3 Mo. LIBOR + 1.45%)	#	4/21/2025	9,750	9,752,621
KKR CLO Ltd. 16 A2R†	4.078%(3 Mo. LIBOR + 1.80%)	#	1/20/2029	19,750	19,754,365
KREF Ltd. 2018-FL1 A†	3.297%(1 Mo. LIBOR + 1.10%)	#	6/15/2036	13,341	13,369,093
KVK CLO Ltd. 2016-1A B†	4.553%(3 Mo. LIBOR + 2.25%)	#	1/15/2029	7,875	7,923,416
Lendmark Funding Trust 2017-2A A†	2.80%		5/20/2026	48,376	48,385,975
LMREC, Inc. 2015-CRE1 AR	3.461%(1 Mo. LIBOR + .98%)		2/22/2032	23,404	23,362,465
LMREC, Inc. 2015-CRE1 BR	4.731%(1 Mo. LIBOR + 2.25%)		2/22/2032	12,355	12,354,715
LMREC, Inc. 2019-CRE3 A†	3.782%(1 Mo. LIBOR + 1.40%)	#	12/22/2035	105,572	105,960,399
LoanCore Issuer Ltd. 2019-CRE2 A†	3.325%(1 Mo. LIBOR + 1.13%)	#	5/15/2036	114,082	114,499,278
M360 2019-CRE2 LLC 2019-CRE2 B†	Zero Coupon	#(c)	9/15/2034	10,311	10,335,561
M360 LLC 2018-CRE1 A	4.395%		7/24/2028	51,664	51,916,077
M360 LLC 2019-CRE2 A†	Zero Coupon	#(c)	9/15/2034	85,455	85,634,524
Madison Park Funding XVI Ltd. 2015-16A A2R†	4.178%(3 Mo. LIBOR + 1.90%)	#	4/20/2026	13,623	13,632,531
Madison Park Funding XXI Ltd. 2016-21A A1†	3.806%(3 Mo. LIBOR + 1.53%)	#	7/25/2029	22,700	22,818,181
Magnetite VII Ltd. 2012-7A A1R2†	3.103%(3 Mo. LIBOR + .80%)	#	1/15/2028	103,715	103,108,703
Magnetite XVIII Ltd. 2016-18A AR†	3.238%(3 Mo. LIBOR + 1.08%)	#	11/15/2028	6,653	6,648,180
Mercedes-Benz Master Owner Trust 2019-BA A	2.61%		5/15/2024	83,702	85,415,196
MidOcean Credit CLO VI 2016-6A BR†	4.178%(3 Mo. LIBOR + 1.90%)	#	1/20/2029	31,307	31,311,680
Mountain Hawk III CLO Ltd. 2014-3A AR†	3.50%(3 Mo. LIBOR + 1.20%)	#	4/18/2025	41,689	41,698,417
Mountain View CLO XIV Ltd. 2019-1A A1†	4.058%(3 Mo. LIBOR + 1.44%)	#	4/15/2029	42,715	42,771,790

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

MVW Owner Trust 2017-1A A†	2.42%		12/20/2034	$6,613	$6,652,515
Navient Private Education Refi Loan Trust 2019-A A1†	3.03%		1/15/2043	61,527	62,154,056
NextGear Floorplan Master Owner Trust 2016-2A A2†	2.19%		9/15/2021	34,216	34,210,392
NextGear Floorplan Master Owner Trust 2017-1A A2†	2.54%		4/18/2022	70,279	70,370,904
NextGear Floorplan Master Owner Trust 2018-2A A2†	3.69%		10/15/2023	48,361	49,959,757
NextGear Floorplan Master Owner Trust 2018-2A B†	4.01%		10/15/2023	19,277	19,867,107
Nissan Master Owner Trust Receivables 2019-A A	2.755%(1 Mo. LIBOR + .56%)	#	2/15/2024	85,000	85,377,765
NorthStar Real Estate CDO VIII Ltd. 2006-8A A2†	2.59%(1 Mo. LIBOR + .36%)	#	2/1/2041	4,001	4,029,631
Oaktree CLO 2014-1A A1R†	3.466%(3 Mo. LIBOR + 1.29%)	#	5/13/2029	26,733	26,767,798
Oaktree CLO 2014-1A A2R†	4.026%(3 Mo. LIBOR + 1.85%)	#	5/13/2029	17,750	17,767,475
Oaktree CLO Ltd. 2015-1A A1R†	3.148%(3 Mo. LIBOR + .87%)	#	10/20/2027	24,533	24,504,083
OCP CLO Ltd. 2015-10A A2AR†	3.567%(3 Mo. LIBOR + 1.30%)	#	10/26/2027	24,351	24,039,853
OCP CLO Ltd. 2015-9A A2R†	3.653%(3 Mo. LIBOR + 1.35%)	#	7/15/2027	25,719	25,425,065
OCP CLO Ltd. 2016-12A A1R†	3.42%(3 Mo. LIBOR + 1.12%)	#	10/18/2028	38,344	38,339,564
OCP CLO Ltd. 2016-12A A2R†	3.90%(3 Mo. LIBOR + 1.60%)	#	10/18/2028	28,451	28,472,370
OHA Loan Funding Ltd. 2015-1A AR†	3.568%(3 Mo. LIBOR + 1.41%)	#	8/15/2029	25,156	25,219,436
OneMain Financial Issuance Trust 2016-1A A†	3.66%		2/20/2029	14,347	14,403,474
OneMain Financial Issuance Trust 2016-2A B†	5.94%		3/20/2028	940	942,981
OneMain Financial Issuance Trust 2018-2A A†	3.57%		3/14/2033	7,689	8,008,004
OneMain Financial Issuance Trust 2019-1A A†	3.48%		2/14/2031	83,586	85,491,176
OneMain Financial Issuance Trust 2019-1A B†	3.79%		2/14/2031	18,443	19,100,770
Orange Lake Timeshare Trust 2019-A†	3.06%		4/9/2038	17,218	17,647,063
Orec Ltd. 2018-CRE1 A†	3.375%(1 Mo. LIBOR + 1.18%)	#	6/15/2036	84,853	84,993,932
OZLM VIII Ltd. 2014-8A A1RR†	3.473%(3 Mo. LIBOR + 1.17%)	#	10/17/2029	19,539	19,514,076
Palmer Square Loan Funding Ltd. 2018-1A A1†	2.903%(3 Mo. LIBOR + .60%)	#	4/15/2026	64,272	64,082,336
Palmer Square Loan Funding Ltd. 2018-1A A2†	3.353%(3 Mo. LIBOR + 1.05%)	#	4/15/2026	29,189	28,876,234
Palmer Square Loan Funding Ltd. 2018-5A A1†	3.128%(3 Mo. LIBOR + .85%)	#	1/20/2027	69,071	68,967,183

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

Palmer Square Loan Funding Ltd. 2018-5A A2†	3.678%(3 Mo. LIBOR + 1.40%)	#	1/20/2027	$18,310	$18,197,906
Parallel Ltd. 2015-1A AR†	3.128%(3 Mo. LIBOR + .85%)	#	7/20/2027	38,833	38,836,204
PFS Financing Corp. 2016-BA A†	1.87%		10/15/2021	19,317	19,329,517
PFS Financing Corp. 2018-A A†	2.595%(1 Mo. LIBOR + .40%)	#	2/17/2022	20,037	20,045,624
PFS Financing Corp. 2018-B A†	2.89%		2/15/2023	80,262	81,068,296
Planet Fitness Master Issuer LLC 2018-1A A2II†	4.666%		9/5/2048	26,605	28,172,673
Ready Capital Mortgage Financing LLC 2018-FL2 A†	2.995%(1 Mo. LIBOR + .85%)	#	6/25/2035	27,301	27,304,376
Recette CLO Ltd. 2015-1A AR†	3.198%(3 Mo. LIBOR + .92%)	#	10/20/2027	8,750	8,745,464
Regatta VI Funding Ltd. 2016-1A AR†	3.358%(3 Mo. LIBOR + 1.08%)	#	7/20/2028	37,010	36,992,317
Salem Fields CLO Ltd. 2016-2A A1R†	3.426%(3 Mo. LIBOR + 1.15%)	#	10/25/2028	5,450	5,443,258
Salem Fields CLO Ltd. 2016-2A A2R†	3.976%(3 Mo. LIBOR + 1.70%)	#	10/25/2028	30,313	30,343,607
SCF Equipment Leasing LLC 2017-2A A†	3.41%		12/20/2023	17,910	18,124,176
SCF Equipment Leasing LLC 2018-1A A2†	3.63%		10/20/2024	57,494	57,943,332
SCF Equipment Leasing LLC 2019-1A A1†	3.04%		3/20/2023	57,738	58,007,040
SCF Equipment Leasing LLC 2019-1A A2†	3.23%		10/20/2024	70,120	71,384,488
Seneca Park CLO Ltd. 2014-1A AR†	3.423%(3 Mo. LIBOR + 1.12%)	#	7/17/2026	12,498	12,511,785
Shackleton CLO Ltd. 2016-9A B†	4.178%(3 Mo. LIBOR + 1.90%)	#	10/20/2028	15,000	15,002,590
SLC Student Loan Trust 2008-1 A4A	4.01%(3 Mo. LIBOR + 1.60%)	#	12/15/2032	26,938	27,605,175
SLM Private Education Loan Trust 2010-A 2A†	5.445%(1 Mo. LIBOR + 3.25%)	#	5/16/2044	2,955	2,969,162
SLM Student Loan Trust 2011-1 A1	2.665%(1 Mo. LIBOR + .52%)	#	3/25/2026	2,163	2,166,154
SoFi Consumer Loan Program LLC 2016-2A A†	3.09%		10/27/2025	1,478	1,483,640
SoFi Professional Loan Program 2017-D A1FX†	1.72%		9/25/2040	4,600	4,595,092
SoFi Professional Loan Program LLC 2017-C A2A†	1.75%		7/25/2040	4,092	4,085,557
SoFi Professional Loan Program LLC 2017-E A2A†	1.86%		11/26/2040	34,119	34,023,004
SoFi Professional Loan Program LLC 2017-F A1FX†	2.05%		1/25/2041	12,307	12,287,556
SoFi Professional Loan Program LLC 2018-A A2A†	2.39%		2/25/2042	26,258	26,327,765
Sound Point CLO III-R Ltd. 2013-2RA B†	3.753%(3 Mo. LIBOR + 1.45%)	#	4/15/2029	10,000	9,769,985

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Other (continued)

Sound Point CLO XI Ltd. 2016-1A AR†	3.378%(3 Mo. LIBOR + 1.10%)	#	7/20/2028		$43,040	$43,088,398
Sound Point CLO XII Ltd. 2016-2A BR†	4.078%(3 Mo. LIBOR + 1.80%)	#	10/20/2028		13,099	13,124,720
Sound Point Clo XV Ltd. 2017-1A B†	4.009%(3 Mo. LIBOR + 1.75%)	#	1/23/2029		18,414	18,377,745
TCI-Symphony CLO Ltd. 2016-1A A†	3.783%(3 Mo. LIBOR + 1.48%)	#	10/13/2029		13,100	13,117,921
Textainer Marine Containers VII Ltd. 2018-1A A†	4.11%		7/20/2043		13,369	13,644,165
Thacher Park CLO Ltd. 2014-1A AR†	3.438%(3 Mo. LIBOR + 1.16%)	#	10/20/2026		48,420	48,438,954
Towd Point Asset Trust 2018-SL1 A†	2.745%(1 Mo. LIBOR + .60%)	#	1/25/2046		74,259	73,174,380
TPG Real Estate Finance Issuer Ltd. 2018-FL2 A†	3.327%(1 Mo. LIBOR + 1.13%)	#	11/15/2037		76,177	76,270,317
Wells Fargo Dealer Floorplan Master Note Trust 2015-2 A	2.822%(1 Mo. LIBOR + .65%)	#	1/20/2022		14,610	14,619,945
Westgate Resorts LLC 2016-1A A†	3.50%		12/20/2028		15,031	15,098,008
WhiteHorse VIII Ltd. 2014-1A BR†	3.703%(3 Mo. LIBOR + 1.45%)	#	5/1/2026		55,578	55,587,948
Total						5,769,392,244
Total Asset-Backed Securities (cost $13,393,856,824)						13,499,744,635

				Shares (000)
COMMON STOCKS 0.01%

Electric: Power 0.00%

Eneva SA*(b)				BRL	52	286,618

Oil 0.01%

Chaparral Energy, Inc. Class A*					1,906	2,535,002
Dommo Energia SA*(b)				BRL	549	612,693
Templar Energy LLC Class A Units					178	—	(a)
Total						3,147,695
Total Common Stocks (cost $58,789,844)						3,434,313

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
CONVERTIBLE BONDS 0.09%

Electric: Power 0.01%

Clearway Energy, Inc.†	3.25%	6/1/2020	$5,980	$5,920,803

Energy Equipment & Services 0.02%

Tesla Energy Operations, Inc.	1.625%	11/1/2019	13,257	13,015,759

Real Estate Investment Trusts 0.06%

VEREIT, Inc.	3.75%	12/15/2020	29,318	29,842,270
Total Convertible Bonds (cost $48,578,760)				48,778,832

CORPORATE BONDS 35.99%

Aerospace/Defense 0.42%

Bombardier, Inc. (Canada)†(d)	6.00%	10/15/2022	21,499	21,445,253
Bombardier, Inc. (Canada)†(d)	6.125%	1/15/2023	78,435	78,238,912
Bombardier, Inc. (Canada)†(d)	8.75%	12/1/2021	69,129	75,264,199
Embraer Overseas Ltd.†	5.696%	9/16/2023	22,520	24,912,975
TransDigm, Inc.	6.00%	7/15/2022	1,780	1,813,375
Triumph Group, Inc.	4.875%	4/1/2021	20,408	20,254,940
Total				221,929,654

Air Transportation 0.15%

Air Canada 2015-1 Class B Pass-Through Trust (Canada)†(d)	3.875%	9/15/2024	9,605	9,759,419
Air Canada 2015-2 Class B Pass-Through Trust (Canada)†(d)	5.00%	6/15/2025	5,430	5,695,008
American Airlines 2011-1 Class A Pass-Through Trust	5.25%	7/31/2022	4,359	4,504,746
American Airlines 2013-1 Class B Pass-Through Trust†	5.625%	7/15/2022	8,435	8,632,000
American Airlines 2013-2 Class B Pass-Through Trust†	5.60%	1/15/2022	17,699	18,020,985
American Airlines 2014-1 Class B Pass-Through Trust	4.375%	4/1/2024	16,233	16,645,266
Continental Airlines Pass-Through Trust 2012-1 Class B	6.25%	10/11/2021	2,896	2,939,279
United Airlines 2014-1 Class B Pass-Through Trust	4.75%	10/11/2023	5,935	6,117,902
US Airways 2012-2 Class B Pass-Through Trust	6.75%	12/3/2022	7,546	7,971,436
Total				80,286,041

Auto Parts: Original Equipment 0.27%

IHO Verwaltungs GmbH PIK 5.50% (Germany)†(d)	4.75%	9/15/2026	16,763	16,281,064
Nexteer Automotive Group Ltd.†	5.875%	11/15/2021	19,774	20,118,365

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Auto Parts: Original Equipment (continued)

Titan International, Inc.	6.50%	11/30/2023	$14,031	$11,259,878
ZF North America Capital, Inc.†	4.00%	4/29/2020	30,095	30,194,557
ZF North America Capital, Inc.†	4.50%	4/29/2022	23,902	24,714,882
ZF North America Capital, Inc.†	4.75%	4/29/2025	39,612	41,961,915
Total				144,530,661

Automotive 1.69%

Daimler Finance North America LLC†	2.55%	8/15/2022	25,714	25,823,655
Daimler Finance North America LLC†	2.611%(3 Mo. LIBOR + .43%) #	2/12/2021	900	899,042
Daimler Finance North America LLC†	2.837%(3 Mo. LIBOR + .55%) #	5/4/2021	23,350	23,332,401
Daimler Finance North America LLC†	2.875%	3/10/2021	17,892	18,037,603
Daimler Finance North America LLC†	2.957%(3 Mo. LIBOR + .67%) #	11/5/2021	1,000	1,000,320
Daimler Finance North America LLC†	3.058%(3 Mo. LIBOR + .90%) #	2/15/2022	2,000	2,008,925
Daimler Finance North America LLC†	3.127%(3 Mo. LIBOR + .84%) #	5/4/2023	2,420	2,418,739
Daimler Finance North America LLC†	3.35%	2/22/2023	3,850	3,970,755
Daimler Finance North America LLC†	3.75%	11/5/2021	39,267	40,437,400
Fiat Chrysler Automobiles NV (United Kingdom)(d)	5.25%	4/15/2023	7,400	7,931,394
Ford Motor Credit Co. LLC	2.979%	8/3/2022	11,791	11,779,230
Ford Motor Credit Co. LLC	3.219%	1/9/2022	6,933	6,956,498
Ford Motor Credit Co. LLC	3.273%(3 Mo. LIBOR + .93%) #	9/24/2020	33,368	33,387,685
Ford Motor Credit Co. LLC	3.339%	3/28/2022	25,368	25,509,213
Ford Motor Credit Co. LLC	3.367%(3 Mo. LIBOR + 1.08%) #	8/3/2022	11,766	11,579,089
Ford Motor Credit Co. LLC	5.584%	3/18/2024	75,845	81,618,545
Ford Motor Credit Co. LLC	5.596%	1/7/2022	10,319	10,915,896
Ford Motor Credit Co. LLC	5.875%	8/2/2021	43,567	45,872,680
General Motors Co.	4.875%	10/2/2023	27,606	29,715,082
General Motors Financial Co., Inc.	3.15%	6/30/2022	57,254	58,122,895
General Motors Financial Co., Inc.	3.55%	7/8/2022	23,156	23,747,146
General Motors Financial Co., Inc.	4.20%	3/1/2021	56,815	58,173,796
General Motors Financial Co., Inc.	5.10%	1/17/2024	90,239	97,638,082
Harley-Davidson Financial Services, Inc.†	3.078%(3 Mo. LIBOR + .94%) #	3/2/2021	4,825	4,823,486
Harley-Davidson Financial Services, Inc.†	3.55%	5/21/2021	1,000	1,018,214
Hyundai Capital America†	1.75%	9/27/2019	32,216	32,216,358
Hyundai Capital America†	3.00%	6/20/2022	8,450	8,552,168

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automotive (continued)

Hyundai Capital America†	3.25%	9/20/2022	$23,225	$23,654,649
Hyundai Capital America	3.256%(3 Mo. LIBOR + .82%) #	3/12/2021	2,732	2,734,197
Hyundai Capital America†	3.45%	3/12/2021	8,901	9,035,078
Hyundai Capital Services, Inc. (South Korea)†(d)	3.00%	8/29/2022	38,997	39,389,295
Nissan Motor Acceptance Corp.†	2.55%	3/8/2021	1,165	1,166,436
Nissan Motor Acceptance Corp.†	2.60%	9/28/2022	25,206	25,373,404
Nissan Motor Acceptance Corp.†	2.65%	7/13/2022	5,430	5,455,885
Nissan Motor Acceptance Corp.†	2.93%(3 Mo. LIBOR + .52%) #	3/15/2021	5,410	5,409,398
Nissan Motor Acceptance Corp.†	2.953%(3 Mo. LIBOR + .65%) #	7/13/2022	2,740	2,730,014
Nissan Motor Acceptance Corp.†	3.02%(3 Mo. LIBOR + .69%) #	9/28/2022	45,850	45,667,710
Nissan Motor Acceptance Corp.†	3.193%(3 Mo. LIBOR + .89%) #	1/13/2022	850	854,418
Nissan Motor Acceptance Corp.†	3.875%	9/21/2023	5,008	5,280,169
Volkswagen Group of America Finance LLC†	2.946%(3 Mo. LIBOR + .77%) #	11/13/2020	3,060	3,073,852
Volkswagen Group of America Finance LLC†	3.121%(3 Mo. LIBOR + .94%) #	11/12/2021	750	754,184
Volkswagen Group of America Finance LLC†	4.25%	11/13/2023	49,320	52,771,219
Total				890,836,205

Banks: Regional 6.19%

ABN AMRO Bank NV (Netherlands)(d)	6.25%	4/27/2022	64,981	70,681,046
AIB Group plc (Ireland)†(d)	4.263%(3 Mo. LIBOR + 1.87%) #	4/10/2025	25,833	26,982,608
AIB Group plc (Ireland)†(d)	4.75%	10/12/2023	22,919	24,287,927
Akbank T.A.S. (Turkey)†(d)	5.00%	10/24/2022	20,000	19,252,920
ASB Bank Ltd. (New Zealand)†(d)	3.75%	6/14/2023	31,956	33,744,493
Associated Banc-Corp.	2.75%	11/15/2019	14,409	14,410,879
Associated Bank NA	3.50%	8/13/2021	27,007	27,587,331
Banco de Credito del Peru (Panama)†(d)	2.25%	10/25/2019	4,200	4,208,442
Bank of America Corp.	3.004%(3 Mo. LIBOR + .79%) #	12/20/2023	145,834	149,741,290
Bank of America Corp.	3.283%(3 Mo. LIBOR + 1.00%) #	4/24/2023	11,026	11,104,327
Bank of America Corp.	3.458%(3 Mo. LIBOR + 1.18%) #	10/21/2022	9,363	9,486,552
Bank of America Corp.	4.20%	8/26/2024	59,639	64,407,471
Bank of Ireland Group plc (Ireland)†(d)	4.50%	11/25/2023	30,413	32,038,149

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)

Barclays Bank plc (United Kingdom)(d)	2.801%(3 Mo. LIBOR + .46%) #	1/11/2021	$5,000	$4,993,410
Barclays Bank plc (United Kingdom)†(d)	10.179%	6/12/2021	88,358	99,106,308
BBVA Bancomer SA†	6.50%	3/10/2021	56,117	58,853,265
BBVA Bancomer SA†	6.75%	9/30/2022	3,780	4,091,850
BBVA USA	3.181%(3 Mo. LIBOR + .73%) #	6/11/2021	3,725	3,718,859
BBVA USA	2.875%	6/29/2022	8,785	8,939,051
Capital One NA	3.007%(3 Mo. LIBOR + .82%3 Mo. LIBOR + .82%) #	8/8/2022	2,400	2,400,714
Capital One NA	3.416%(3 Mo. LIBOR + 1.15%) #	1/30/2023	2,686	2,707,242
CIT Group, Inc.	4.125%	3/9/2021	18,321	18,756,124
CIT Group, Inc.	4.75%	2/16/2024	27,174	29,212,050
CIT Group, Inc.	5.00%	8/15/2022	3,109	3,322,246
Citigroup, Inc.	2.876%(3 Mo. LIBOR +.95%) #	7/24/2023	46,599	47,423,984
Citigroup, Inc.	2.946%(3 Mo. LIBOR + .69%) #	10/27/2022	71,031	71,142,578
Citigroup, Inc.	3.233%(3 Mo. LIBOR + .95%) #	7/24/2023	6,500	6,531,817
Citigroup, Inc.	3.236%(3 Mo. LIBOR + .96%) #	4/25/2022	37,124	37,541,968
Citigroup, Inc.	3.352%(3 Mo. LIBOR + .90%) #	4/24/2025	42,016	43,928,066
Citigroup, Inc.	3.568%(3 Mo. LIBOR + 1.43%) #	9/1/2023	5,000	5,096,674
Citigroup, Inc.	4.05%	7/30/2022	30,148	31,628,840
Citizens Bank NA/Providence RI	2.895%(3 Mo. LIBOR + .72%) #	2/14/2022	8,450	8,461,035
Citizens Bank NA/Providence RI	2.942%(3 Mo. LIBOR + .81%) #	5/26/2022	12,325	12,348,461
Citizens Bank NA/Providence RI	3.28%(3 Mo. LIBOR + .95%) #	3/29/2023	16,500	16,612,483
Citizens Financial Group, Inc.†	4.15%	9/28/2022	9,700	10,128,771
Danske Bank A/S (Denmark)†(d)	2.00%	9/8/2021	11,268	11,178,184
Danske Bank A/S (Denmark)†(d)	2.75%	9/17/2020	43,848	44,009,266
Danske Bank A/S (Denmark)†(d)	2.80%	3/10/2021	94,547	95,123,361
Danske Bank A/S (Denmark)†(d)	5.00%	1/12/2022	35,946	37,923,957
Danske Bank A/S (Denmark)†(d)	5.375%	1/12/2024	32,947	36,465,102
Discover Bank	3.35%	2/6/2023	26,689	27,636,268

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)

Discover Bank	8.70%		11/18/2019	$24,607	$24,904,120
Fifth Third Bancorp	4.30%		1/16/2024	600	647,354
Goldman Sachs Group, Inc. (The)	2.876%(3 Mo. LIBOR +.82%)	#	10/31/2022	69,717	70,695,176
Goldman Sachs Group, Inc. (The)	2.908%(3 Mo. LIBOR + 1.05%)	#	6/5/2023	51,426	52,352,891
Goldman Sachs Group, Inc. (The)	3.036%(3 Mo. LIBOR + .78%)	#	10/31/2022	111,975	112,254,739
Goldman Sachs Group, Inc. (The)	3.20%		2/23/2023	4,000	4,135,459
Goldman Sachs Group, Inc. (The)	3.272%(3 Mo. LIBOR + 1.20%)	#	9/29/2025	23,029	23,977,744
Goldman Sachs Group, Inc. (The)	3.283%(3 Mo. LIBOR + 1.00%)	#	7/24/2023	3,253	3,264,539
Goldman Sachs Group, Inc. (The)	3.377%(3 Mo. LIBOR + 1.11%)	#	4/26/2022	57,938	58,412,793
Goldman Sachs Group, Inc. (The)	3.717%(3 Mo. LIBOR + 1.15%)	#	11/29/2023	3,000	3,082,601
Goldman Sachs Group, Inc. (The)	5.25%		7/27/2021	28,945	30,592,701
Goldman Sachs Group, Inc. (The)	5.75%		1/24/2022	18,050	19,549,858
Huntington Bancshares Inc/OH	2.625%		8/6/2024	7,015	7,159,818
ING Bank NV (Netherlands)†(d)	5.80%		9/25/2023	18,400	20,434,506
ING Groep NV (Netherlands)(d)	3.48%(3 Mo. LIBOR + 1.15%)	#	3/29/2022	3,050	3,084,922
Intesa Sanpaolo SpA (Italy)†(d)	6.50%		2/24/2021	77,183	81,116,987
JPMorgan Chase & Co.	3.513%(3 Mo. LIBOR + 1.23%)	#	10/24/2023	65,125	66,133,098
JPMorgan Chase & Co.	3.875%		9/10/2024	58,078	62,132,918
Lloyds Bank plc (United Kingdom)†(d)	6.50%		9/14/2020	90,296	93,813,318
M&T Bank Corp.	2.947%(3 Mo. LIBOR + .68%)	#	7/26/2023	2,214	2,215,190
Macquarie Bank Ltd. (Australia)†(d)	6.625%		4/7/2021	24,042	25,583,757
Macquarie Group Ltd. (Australia)†(d)	3.189%(3 Mo. LIBOR + 1.02%)	#	11/28/2023	27,716	28,397,342
Macquarie Group Ltd. (Australia)†(d)	4.15%(3 Mo. LIBOR + 1.33%)	#	3/27/2024	45,822	48,574,059
Manufacturers & Traders Trust Co.	2.778%(3 Mo. LIBOR + .64%)	#	12/1/2021	15,000	15,000,513
Manufacturers & Traders Trust Co.	3.355%(1 Mo. LIBOR + 1.22%)	#	12/28/2020	12,384	12,389,821
Morgan Stanley	2.72%(SOFR + 1.15%)	#(e)	7/22/2025	26,393	26,916,023
Morgan Stanley	3.208%(3 Mo. LIBOR + .93%)	#	7/22/2022	3,070	3,091,973
Morgan Stanley	3.458%(3 Mo. LIBOR + 1.18%)	#	1/20/2022	47,070	47,540,169

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)

Morgan Stanley	3.683%(3 Mo. LIBOR + 1.14%) #	10/24/2023	$51,290	$52,228,260
Morgan Stanley	3.70%	10/23/2024	15,500	16,568,059
Morgan Stanley	4.875%	11/1/2022	69,083	74,341,966
Morgan Stanley	5.625%	9/23/2019	22,631	22,670,298
NBK SPC Ltd. (United Arab Emirates)†(d)	2.75%	5/30/2022	32,710	32,991,306
Nordea Bank Abp (Finland)†(d)	4.25%	9/21/2022	18,035	18,928,364
Nordea Bank Abp (Finland)†(d)	4.875%	5/13/2021	62,259	64,627,351
People’s United Bank NA	4.00%	7/15/2024	5,725	6,037,396
Popular, Inc.	6.125%	9/14/2023	13,517	14,634,856
Royal Bank of Scotland Group plc (United Kingdom)(d)	6.125%	12/15/2022	14,683	15,893,887
Royal Bank of Scotland Group plc (United Kingdom)(d)	6.40%	10/21/2019	24,148	24,270,826
Santander UK Group Holdings plc (United Kingdom)(d)	2.875%	8/5/2021	36,550	36,718,496
Santander UK Group Holdings plc (United Kingdom)(d)	3.373%(3 Mo. LIBOR + 1.08%) #	1/5/2024	36,966	37,659,028
Standard Chartered Bank Hong Kong Ltd. (Hong Kong)(d)	5.875%	6/24/2020	30,122	30,910,702
Standard Chartered plc (United Kingdom)†(d)	4.247%(3 Mo. LIBOR + 1.15%) #	1/20/2023	41,630	43,120,374
Swedbank AB (Sweden)†(d)	2.65%	3/10/2021	13,541	13,622,099
Swedbank AB (Sweden)†(d)	2.80%	3/14/2022	30,591	30,945,934
Swedbank AB (Sweden)†(d)	3.128%(3 Mo. LIBOR + .70%) #	3/14/2022	1,300	1,296,475
Synovus Financial Corp.	3.125%	11/1/2022	1,985	1,992,692
Turkiye Halk Bankasi AS (Turkey)†(d)	3.875%	2/5/2020	9,282	9,155,115
Turkiye Vakiflar Bankasi TAO (Turkey)†(d)	5.625%	5/30/2022	33,879	32,238,003
Turkiye Vakiflar Bankasi TAO (Turkey)†(d)	5.75%	1/30/2023	17,943	16,737,446
UBS AG	7.625%	8/17/2022	137,626	155,127,210
UBS AG (Switzerland)(d)	5.125%	5/15/2024	28,415	30,659,671
UBS Group Funding Switzerland AG (Switzerland)†(d)	2.65%	2/1/2022	42,503	42,982,292
UBS Group Funding Switzerland AG (Switzerland)†(d)	2.859%(3 Mo. LIBOR + .95%) #	8/15/2023	10,282	10,432,418
UBS Group Funding Switzerland AG (Switzerland)†(d)	3.368%(3 Mo. LIBOR + 1.22%) #	5/23/2023	83,348	84,338,353
UBS Group Funding Switzerland AG (Switzerland)†(d)	3.491%	5/23/2023	28,338	29,213,195
Wells Fargo & Co.	3.393%(3 Mo. LIBOR + 1.11%) #	1/24/2023	9,155	9,266,117
Wells Fargo & Co.	3.486%(3 Mo. LIBOR + 1.23%) #	10/31/2023	7,200	7,313,870
Wells Fargo & Co.	3.75%	1/24/2024	27,382	29,179,551
Wells Fargo & Co.	4.125%	8/15/2023	4,847	5,176,713
Zions Bancorp N.A.	3.35%	3/4/2022	36,198	37,079,636
Zions Bancorp N.A.	3.50%	8/27/2021	10,181	10,419,631
Total				3,263,447,348

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Beverages 0.23%

Bacardi Ltd.†	4.45%	5/15/2025	$2,400	$2,586,035
Constellation Brands, Inc.	2.858%(3 Mo. LIBOR + .70%) #	11/15/2021	906	906,221
Constellation Brands, Inc.	3.20%	2/15/2023	4,741	4,894,738
Constellation Brands, Inc.	4.75%	11/15/2024	14,512	16,175,790
Keurig Dr Pepper, Inc.	3.20%	11/15/2021	25,234	25,619,611
Keurig Dr Pepper, Inc.	2.70%	11/15/2022	775	781,386
Keurig Dr Pepper, Inc.	4.057%	5/25/2023	66,670	70,845,926
Total				121,809,707

Building Materials 0.46%

Boral Finance Pty Ltd. (Australia)†(d)	3.00%	11/1/2022	13,924	14,033,384
CPG Merger Sub LLC†	8.00%	10/1/2021	30,597	30,788,231
Griffon Corp.	5.25%	3/1/2022	44,403	44,945,161
Holcim US Finance Sarl & Cie SCS (Luxembourg)†(d)	6.00%	12/30/2019	71,442	72,114,168
Johnson Controls International plc	5.00%	3/30/2020	225	228,143
Martin Marietta Materials, Inc.	4.25%	7/2/2024	4,950	5,315,755
Owens Corning	4.20%	12/1/2024	43,137	45,777,443
Vulcan Materials Co.	2.782%(3 Mo. LIBOR + .65%) #	3/1/2021	27,104	27,130,613
Total				240,332,898

Business Services 0.37%

Adani Ports & Special Economic Zone Ltd. (India)†(d)	3.375%	7/24/2024	30,600	30,955,163
Adani Ports & Special Economic Zone Ltd. (India)†(d)	3.95%	1/19/2022	4,495	4,623,667
APX Group, Inc.	8.75%	12/1/2020	34,398	32,850,090
Ashtead Capital, Inc.†	5.625%	10/1/2024	15,631	16,158,546
Capitol Investment Merger Sub 2 LLC†	10.00%	8/1/2024	8,118	8,442,720
Global Payments, Inc.	2.65%	2/15/2025	26,255	26,428,767
IHS Markit Ltd. (United Kingdom)(d)	3.625%	5/1/2024	12,813	13,321,035
IHS Markit Ltd. (United Kingdom)(d)	4.125%	8/1/2023	36,319	38,332,889
Laureate Education, Inc.†	8.25%	5/1/2025	8,414	9,202,812
Sotera Health Topco, Inc. PIK 8.875%†	8.125%	11/1/2021	17,628	17,694,105
Total				198,009,794

Chemicals 0.52%

Blue Cube Spinco LLC	9.75%	10/15/2023	8,311	9,142,100
Braskem Netherlands Finance BV (Netherlands)†(d)	3.50%	1/10/2023	14,085	14,067,394
Celanese US Holdings LLC	4.625%	11/15/2022	13,901	14,812,631
Celanese US Holdings LLC	5.875%	6/15/2021	48,400	51,366,719

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Chemicals (continued)

CNAC HK Finbridge Co. Ltd. (Hong Kong)(d)	3.00%	7/19/2020	$20,930	$21,031,920
CNAC HK Finbridge Co. Ltd. (Hong Kong)(d)	3.50%	7/19/2022	19,800	20,072,302
DuPont de Nemours, Inc.	4.205%	11/15/2023	19,017	20,500,796
Equate Petrochemical BV (Netherlands)†(d)	3.00%	3/3/2022	11,400	11,513,612
Mosaic Co. (The)	3.25%	11/15/2022	6,000	6,152,846
Mosaic Co. (The)	4.25%	11/15/2023	6,400	6,760,153
NOVA Chemicals Corp. (Canada)†(d)	5.25%	8/1/2023	18,597	19,024,731
SABIC Capital II BV (Netherlands)†(d)	4.00%	10/10/2023	18,560	19,746,764
Syngenta Finance NV (Netherlands)†(d)	3.698%	4/24/2020	21,687	21,773,482
Syngenta Finance NV (Netherlands)†(d)	3.933%	4/23/2021	26,837	27,315,337
Syngenta Finance NV (Netherlands)†(d)	4.441%	4/24/2023	9,425	9,881,883
Total				273,162,670

Coal 0.05%

Eterna Capital Pte Ltd. PIK 1.00% (Singapore)(d)	7.50%	12/11/2022	19,688	18,567,823
Peabody Energy Corp.†	6.00%	3/31/2022	7,563	7,794,617
Total				26,362,440

Computer Hardware 0.50%

Dell International LLC/EMC Corp.†	4.42%	6/15/2021	79,955	82,520,781
Dell International LLC/EMC Corp.†	5.45%	6/15/2023	85,981	93,508,457
Dell International LLC/EMC Corp.†	5.875%	6/15/2021	19,099	19,421,354
Dell International LLC/EMC Corp.†	7.125%	6/15/2024	6,922	7,297,350
Hewlett Packard Enterprise Co.	3.009%(3 Mo. LIBOR + .72%) #	10/5/2021	50,109	50,116,607
HT Global IT Solutions Holdings Ltd. (Mauritius)†(d)	7.00%	7/14/2021	9,770	10,063,099
Total				262,927,648

Computer Software 0.65%

CA, Inc.	3.60%	8/1/2020	13,326	13,452,940
Fiserv, Inc.	3.80%	10/1/2023	5,000	5,303,398
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Ho†	10.00%	11/30/2024	42,460	45,962,950
Infor US, Inc.	6.50%	5/15/2022	10,132	10,334,640
Informatica LLC†	7.125%	7/15/2023	30,288	30,893,760
RP Crown Parent LLC†	7.375%	10/15/2024	16,607	17,349,499
Solera LLC/Solera Finance, Inc.†	10.50%	3/1/2024	81,960	87,287,400
Sophia LP/Sophia Finance, Inc.†	9.00%	9/30/2023	45,343	46,816,648

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Computer Software (continued)

TIBCO Software, Inc.†	11.375%	12/1/2021	$79,672	$83,705,395
Total				341,106,630

Construction/Homebuilding 0.23%

Brookfield Residential Properties, Inc. (Canada)†(d)	6.50%	12/15/2020	51,305	51,433,262
D.R. Horton, Inc.	4.375%	9/15/2022	9,273	9,737,924
D.R. Horton, Inc.	4.75%	2/15/2023	4,048	4,335,507
D.R. Horton, Inc.	5.75%	8/15/2023	26,036	29,047,086
M/I Homes, Inc.	6.75%	1/15/2021	13,024	13,251,920
William Lyon Homes, Inc.	7.00%	8/15/2022	4,059	4,071,684
Williams Scotsman International, Inc.†	7.875%	12/15/2022	11,347	11,978,177
Total				123,855,560

Containers 0.19%

Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	5.75%	10/15/2020	97,616	97,982,343
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	6.875%	2/15/2021	3,029	3,044,228
Total				101,026,571

Drugs 0.96%

AbbVie, Inc.	2.90%	11/6/2022	18,790	19,137,789
AbbVie, Inc.	3.75%	11/14/2023	16,123	17,024,391
AstraZeneca plc (United Kingdom)(d)	2.789%(3 Mo. LIBOR + .665%) #	8/17/2023	9,288	9,274,203
AstraZeneca plc (United Kingdom)(d)	3.073%(3 Mo. LIBOR + .62%) #	6/10/2022	11,437	11,435,646
Bayer US Finance II LLC†	2.75%	7/15/2021	18,595	18,633,390
Bayer US Finance II LLC†	2.979%(3 Mo. LIBOR + .63%) #	6/25/2021	44,638	44,661,587
Bayer US Finance II LLC†	3.42%(3 Mo. LIBOR + 1.01%) #	12/15/2023	15,747	15,742,611
Bayer US Finance II LLC†	3.50%	6/25/2021	10,876	11,109,575
Bayer US Finance II LLC†	3.875%	12/15/2023	92,188	96,854,068
Cardinal Health, Inc.	3.079%	6/15/2024	29,750	30,175,364
Cardinal Health, Inc.	3.18%(3 Mo. LIBOR+ .77%) #	6/15/2022	4,330	4,315,468
Cardinal Health, Inc.	3.20%	6/15/2022	6,000	6,129,524
Cigna Corp.	2.76%(3 Mo. LIBOR + .35%) #	3/17/2020	4,425	4,426,133

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Drugs (continued)

Cigna Corp.	3.06%(3 Mo. LIBOR + .65%) #	9/17/2021	$33,609	$33,610,061
Cigna Corp.	3.193%(3 Mo. LIBOR + .89%) #	7/15/2023	42,491	42,581,688
CVS Health Corp.	2.625%	8/15/2024	16,339	16,451,302
CVS Health Corp.	3.173%(3 Mo. LIBOR + .72%) #	3/9/2021	6,252	6,280,972
CVS Health Corp.	3.70%	3/9/2023	63,205	66,135,899
CVS Health Corp.	4.00%	12/5/2023	5,345	5,685,106
Elanco Animal Health, Inc.	3.912%	8/27/2021	10,724	10,933,801
Elanco Animal Health, Inc.	4.272%	8/28/2023	26,357	27,620,791
Teva Pharmaceutical Finance Co. BV (Curacao)(d)	3.65%	11/10/2021	6,532	6,238,060
Zoetis, Inc.	2.576%(3 Mo. LIBOR + .44%) #	8/20/2021	1,425	1,418,388
Total				505,875,817

Electric: Power 2.29%

AES Corp. (The)	4.875%	5/15/2023	20,236	20,564,835
Alliant Energy Finance LLC†	3.75%	6/15/2023	745	782,702
Ausgrid Finance Pty Ltd. (Australia)†(d)	3.85%	5/1/2023	68,200	71,432,414
Avangrid, Inc.	3.15%	12/1/2024	3,530	3,656,329
CenterPoint Energy, Inc.	2.50%	9/1/2022	5,000	5,042,161
Cleveland Electric Illuminating Co. (The)	5.50%	8/15/2024	3,570	4,123,703
Comision Federal de Electricidad (Mexico)†(d)	4.875%	5/26/2021	86,991	90,362,771
Comision Federal de Electricidad (Mexico)†(d)	4.875%	1/15/2024	6,804	7,237,823
Dominion Energy, Inc.	2.715%	8/15/2021	21,986	22,181,418
Dominion Energy, Inc.	3.071%	8/15/2024	50,192	51,665,965
Dominion Energy, Inc.	4.104%	4/1/2021	75,393	77,571,644
DPL, Inc.	7.25%	10/15/2021	12,335	13,275,544
DTE Energy Co.	2.529%	10/1/2024	31,226	31,529,279
DTE Energy Co.	3.30%	6/15/2022	1,010	1,038,942
DTE Energy Co.	3.50%	6/1/2024	2,000	2,103,727
Duquesne Light Holdings, Inc.†	5.90%	12/1/2021	22,662	24,192,157
Duquesne Light Holdings, Inc.†	6.40%	9/15/2020	27,314	28,344,613
Emera US Finance LP	2.70%	6/15/2021	2,374	2,391,839
Enel Finance International NV (Netherlands)†(d)	2.75%	4/6/2023	37,000	37,270,572
Enel Finance International NV (Netherlands)†(d)	2.875%	5/25/2022	90,277	91,393,357
Enel Finance International NV (Netherlands)†(d)	4.25%	9/14/2023	36,631	38,990,199
Entergy Corp.	4.00%	7/15/2022	1,300	1,362,983
Exelon Generation Co. LLC	3.40%	3/15/2022	1,580	1,627,491
FirstEnergy Transmission LLC†	4.35%	1/15/2025	26,408	28,738,512
IPALCO Enterprises, Inc.	3.70%	9/1/2024	1,089	1,140,343
Jersey Central Power & Light Co.†	4.70%	4/1/2024	53,690	58,852,856

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Power (continued)

NextEra Energy Capital Holdings, Inc.	2.852%(3 Mo. LIBOR + .72%) #	2/25/2022	$1,900	$1,911,585
NRG Energy, Inc.†	3.75%	6/15/2024	38,232	39,596,535
Origin Energy Finance Ltd. (Australia)†(d)	5.45%	10/14/2021	18,162	19,195,682
PNM Resources, Inc.	3.25%	3/9/2021	18,627	18,844,826
PPL Capital Funding, Inc.	3.40%	6/1/2023	11,010	11,385,304
PPL Capital Funding, Inc.	3.50%	12/1/2022	6,667	6,921,519
PPL Capital Funding, Inc.	3.95%	3/15/2024	18,695	19,864,121
PPL Capital Funding, Inc.	4.20%	6/15/2022	4,160	4,367,502
PPL WEM Ltd./Western Power Distribution Ltd. (United Kingdom)†(d)	5.375%	5/1/2021	66,546	68,910,306
PSEG Power LLC	3.85%	6/1/2023	27,401	28,966,434
PSEG Power LLC	4.15%	9/15/2021	1,165	1,201,830
PSEG Power LLC	5.125%	4/15/2020	2,486	2,529,415
Puget Energy, Inc.	5.625%	7/15/2022	19,449	20,918,589
Puget Energy, Inc.	6.00%	9/1/2021	35,468	37,865,195
SCANA Corp.	4.125%	2/1/2022	16,222	16,820,301
SCANA Corp.	4.75%	5/15/2021	30,538	31,410,564
SCANA Corp.	6.25%	4/1/2020	15,162	15,420,800
Sempra Energy	2.803%(3 Mo. LIBOR + .50%) #	1/15/2021	4,817	4,811,196
Sempra Energy	2.86%(3 Mo. LIBOR + .45%) #	3/15/2021	25,982	25,918,585
Sempra Energy	2.875%	10/1/2022	7,390	7,510,749
TransAlta Corp. (Canada)(d)	4.50%	11/15/2022	19,294	19,888,113
Vistra Operations Co. LLC†	3.55%	7/15/2024	84,181	85,210,514
Total				1,206,343,844

Electrical Equipment 1.13%

Broadcom Corp./Broadcom Cayman Finance Ltd.	2.65%	1/15/2023	37,321	37,296,857
Broadcom Corp./Broadcom Cayman Finance Ltd.	3.00%	1/15/2022	58,362	58,856,095
Broadcom Corp./Broadcom Cayman Finance Ltd.	3.625%	1/15/2024	71,174	72,685,120
Broadcom, Inc.†	3.125%	10/15/2022	66,333	67,216,384
Broadcom, Inc.†	3.625%	10/15/2024	143,977	146,092,592
KLA Corp.	4.65%	11/1/2024	45,484	50,249,608
Marvell Technology Group Ltd.	4.20%	6/22/2023	27,368	28,895,979
NXP BV/NXP Funding LLC (Netherlands)†(d)	3.875%	9/1/2022	10,454	10,844,599
NXP BV/NXP Funding LLC (Netherlands)†(d)	4.125%	6/1/2021	75,390	77,399,576
NXP BV/NXP Funding LLC (Netherlands)†(d)	4.625%	6/1/2023	29,043	31,077,488
NXP BV/NXP Funding LLC (Netherlands)†(d)	4.875%	3/1/2024	15,418	16,785,122
Total				597,399,420

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electronics 0.18%

PerkinElmer, Inc.	5.00%	11/15/2021	$55,052	$57,850,136
Trimble, Inc.	4.15%	6/15/2023	25,968	27,259,351
Trimble, Inc.	4.75%	12/1/2024	9,077	9,818,335
Total				94,927,822

Entertainment 0.18%

Eldorado Resorts, Inc.	7.00%	8/1/2023	8,846	9,266,185
Scientific Games International, Inc.	6.25%	9/1/2020	24,837	25,023,278
Scientific Games International, Inc.	6.625%	5/15/2021	26,158	26,713,857
Scientific Games International, Inc.	10.00%	12/1/2022	32,155	33,481,394
Total				94,484,714

Financial Services 2.27%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(d)	3.50%	5/26/2022	8,657	8,896,415
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(d)	4.25%	7/1/2020	11,628	11,791,785
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(d)	4.45%	12/16/2021	9,084	9,442,413
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(d)	4.50%	5/15/2021	1,700	1,754,223
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(d)	4.625%	10/30/2020	11,464	11,744,937
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(d)	4.875%	1/16/2024	8,989	9,756,293
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(d)	5.00%	10/1/2021	4,810	5,045,247
Air Lease Corp.	4.25%	2/1/2024	27,682	29,568,845
Aircastle Ltd.	4.40%	9/25/2023	44,457	47,009,784
Aircastle Ltd.	5.00%	4/1/2023	19,704	21,092,055
Aircastle Ltd.	5.50%	2/15/2022	38,028	40,633,939
Aircastle Ltd.	7.625%	4/15/2020	15,193	15,682,834
Ally Financial, Inc.	3.875%	5/21/2024	16,265	17,179,906
American Express Co.	2.782%(3 Mo. LIBOR + .65%) #	2/27/2023	8,000	8,013,468
Avolon Holdings Funding Ltd. (Ireland)†(d)	5.125%	10/1/2023	53,154	56,566,487
Avolon Holdings Funding Ltd. (Ireland)†(d)	5.25%	5/15/2024	45,647	49,079,654
Avolon Holdings Funding Ltd. (Ireland)†(d)	5.50%	1/15/2023	8,175	8,730,083

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Financial Services (continued)

Capital One Financial Corp.	2.986%(3 Mo. LIBOR + .72%) #	1/30/2023	$15,195	$15,128,548
Capital One Financial Corp.	3.403%(3 Mo. LIBOR + .95%) #	3/9/2022	2,050	2,063,633
Capital One Financial Corp.	3.90%	1/29/2024	5,000	5,312,784
Discover Financial Services	3.85%	11/21/2022	13,841	14,527,463
Discover Financial Services	5.20%	4/27/2022	35,645	38,343,857
E*TRADE Financial Corp.	2.95%	8/24/2022	24,782	25,301,955
GE Capital International Funding Co. Unlimited Co. (Ireland)(d)	2.342%	11/15/2020	40,715	40,498,386
Global Aircraft Leasing Co. Ltd. PIK 7.25%†	6.50%	9/15/2024	63,457	63,298,357
International Lease Finance Corp.	8.25%	12/15/2020	95,118	102,098,242
International Lease Finance Corp.	8.625%	1/15/2022	57,816	65,898,032
Jefferies Financial Group, Inc.	5.50%	10/18/2023	58,920	64,122,757
Jefferies Group LLC	6.875%	4/15/2021	18,250	19,471,544
Nationstar Mortgage Holdings, Inc.†	8.125%	7/15/2023	62,392	64,767,887
Navient Corp.	5.00%	10/26/2020	43,636	44,781,445
Navient Corp.	5.875%	3/25/2021	16,713	17,569,541
Navient Corp.	6.625%	7/26/2021	60,898	65,313,105
Nuveen Finance LLC†	4.125%	11/1/2024	625	680,279
Park Aerospace Holdings Ltd. (Ireland)†(d)	3.625%	3/15/2021	11,530	11,642,994
Park Aerospace Holdings Ltd. (Ireland)†(d)	4.50%	3/15/2023	42,702	44,286,244
Park Aerospace Holdings Ltd. (Ireland)†(d)	5.25%	8/15/2022	23,251	24,616,996
Park Aerospace Holdings Ltd. (Ireland)†(d)	5.50%	2/15/2024	85,180	92,220,127
VFH Parent LLC/Orchestra Co-Issuer, Inc.†	6.75%	6/15/2022	21,430	22,139,869
Total				1,196,072,413

Food 0.30%

Campbell Soup Co.	3.04%(3 Mo. LIBOR + .63%) #	3/15/2021	14,666	14,656,831
General Mills, Inc.	2.862%(3 Mo. LIBOR + .54%) #	4/16/2021	3,626	3,629,082
General Mills, Inc.	3.313%(3 Mo. LIBOR + 1.01%) #	10/17/2023	31,668	31,944,266
Ingles Markets, Inc.	5.75%	6/15/2023	34,767	35,549,257
JBS USA LUX SA/JBS USA Finance, Inc.†	5.875%	7/15/2024	8,907	9,157,509
Kraft Heinz Foods Co.	2.751%(3 Mo. LIBOR + .57%) #	2/10/2021	6,239	6,216,244

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Food (continued)

Kraft Heinz Foods Co.	3.001%(3 Mo. LIBOR + .82%) #	8/10/2022	$2,300	$2,270,214
Smithfield Foods, Inc.†	2.65%	10/3/2021	17,902	17,717,991
Smithfield Foods, Inc.†	2.70%	1/31/2020	14,607	14,579,540
Smithfield Foods, Inc.†	3.35%	2/1/2022	21,040	21,107,461
Total				156,828,395

Health Care Products 0.27%

Becton Dickinson & Co.	3.194%(3 Mo. LIBOR + .88%) #	12/29/2020	26,712	26,720,174
Becton Dickinson and Co.	3.504%(3 Mo. LIBOR + 1.03%) #	6/6/2022	40,362	40,596,636
Fresenius US Finance II, Inc.†	4.25%	2/1/2021	30,922	31,673,212
Kinetic Concepts, Inc./KCI USA, Inc.†	7.875%	2/15/2021	30,457	31,417,614
Kinetic Concepts, Inc./KCI USA, Inc.†	12.50%	11/1/2021	3,481	3,772,534
Zimmer Biomet Holdings, Inc.	3.169%(3 Mo. LIBOR + .75%) #	3/19/2021	605	604,482
Zimmer Biomet Holdings, Inc.	3.70%	3/19/2023	9,155	9,555,386
Total				144,340,038

Health Care Services 0.84%

Acadia Healthcare Co., Inc.	5.125%	7/1/2022	5,208	5,266,590
Acadia Healthcare Co., Inc.	5.625%	2/15/2023	9,454	9,702,073
Acadia Healthcare Co., Inc.	6.125%	3/15/2021	15,207	15,264,026
Anthem, Inc.	3.35%	12/1/2024	3,725	3,895,949
Anthem, Inc.	3.50%	8/15/2024	2,065	2,168,151
Centene Corp.	5.625%	2/15/2021	87,323	88,632,845
CommonSpirit Health	2.76%	10/1/2024	27,762	28,225,707
Eagle Holding Co. II LLC PIK 8.375%†	7.625%	5/15/2022	18,376	18,605,700
Fresenius Medical Care US Finance II, Inc.†	4.125%	10/15/2020	16,485	16,730,044
Fresenius Medical Care US Finance II, Inc.†	4.75%	10/15/2024	13,246	14,338,589
Fresenius Medical Care US Finance II, Inc.†	5.875%	1/31/2022	33,710	36,118,648
Fresenius Medical Care US Finance, Inc.†	5.75%	2/15/2021	9,469	9,882,775
HCA, Inc.	5.00%	3/15/2024	79,506	86,933,198
Polaris Intermediate Corp. PIK 8.50%†	8.50%	12/1/2022	17,207	14,540,084
Syneos Health, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc.†	7.50%	10/1/2024	25,583	26,638,299
Universal Health Services, Inc.†	4.75%	8/1/2022	65,120	66,023,866
Total				442,966,544

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Household Equipment/Products 0.42%

Newell Brands, Inc.	3.85%	4/1/2023	$92,356	$95,151,084
Newell Brands, Inc.	4.70%	8/15/2020	4,882	4,972,195
Newell Brands, Inc.	5.00%	11/15/2023	13,555	13,940,268
Reckitt Benckiser Treasury Services plc (United Kingdom)†(d)	2.903%(3 Mo. LIBOR + .56%) #	6/24/2022	98,694	98,238,210
Scotts Miracle-Gro Co. (The)	6.00%	10/15/2023	5,828	6,056,633
Spectrum Brands, Inc.	6.625%	11/15/2022	1,480	1,509,600
Total				219,867,990

Household Furnishings 0.00%

Leggett & Platt, Inc.	3.40%	8/15/2022	1,397	1,425,305

Insurance 0.29%

Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer†	8.25%	8/1/2023	30,573	31,299,109
Allstate Corp. (The)	2.96%(3 Mo. LIBOR + .63%) #	3/29/2023	445	443,494
American International Group, Inc.	4.125%	2/15/2024	3,846	4,147,547
Assurant, Inc.(f)	3.583%(3 Mo. LIBOR + 1.25%) #	3/26/2021	133	133,009
Assurant, Inc.	4.20%	9/27/2023	27,456	28,727,305
AXA Equitable Holdings, Inc.	3.90%	4/20/2023	13,685	14,382,270
Brown & Brown, Inc.	4.20%	9/15/2024	1,967	2,101,344
CNA Financial Corp.	7.25%	11/15/2023	3,990	4,719,632
Fidelity National Financial, Inc.	5.50%	9/1/2022	1,135	1,235,345
Old Republic International Corp.	4.875%	10/1/2024	2,545	2,814,504
Protective Life Corp.	7.375%	10/15/2019	11,753	11,817,196
Unum Group	4.00%	3/15/2024	1,161	1,233,510
Willis North America, Inc.	3.60%	5/15/2024	6,125	6,388,342
Willis North America, Inc.	7.00%	9/29/2019	33,915	34,019,512
Willis Towers Watson plc (United Kingdom)(d)	5.75%	3/15/2021	8,037	8,453,404
WR Berkley Corp.	5.375%	9/15/2020	1,000	1,031,398
Total				152,946,921

Investment Management Companies 0.06%

Greenko Mauritius Ltd. (India)†(d)	6.25%	2/21/2023	30,255	30,869,210

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Leasing 0.23%

Aviation Capital Group LLC†	3.875%	5/1/2023	$22,760	$23,843,370
DAE Funding LLC (United Arab Emirates)†(d)	4.00%	8/1/2020	14,012	14,214,333
GATX Corp.	3.007%(3 Mo. LIBOR + .72%) #	11/5/2021	1,100	1,094,812
GATX Corp.	4.35%	2/15/2024	17,265	18,622,682
Penske Truck Leasing Co. LP/PTL Finance Corp.†	4.125%	8/1/2023	1,040	1,102,943
Penske Truck Leasing Co. LP/PTL Finance Corp.†	4.25%	1/17/2023	2,500	2,655,883
Penske Truck Leasing Co. LP/PTL Finance Corp.†	4.875%	7/11/2022	3,005	3,215,263
Penske Truck Leasing Co., LP/PTL Finance Corp.†	3.45%	7/1/2024	50,772	52,890,263
Penske Truck Leasing Co., LP/PTL Finance Corp.†	3.90%	2/1/2024	6,137	6,494,705
Total				124,134,254

Leisure 0.24%

LTF Merger Sub, Inc.†	8.50%	6/15/2023	53,346	54,879,697
NCL Corp. Ltd.†	4.75%	12/15/2021	11,341	11,539,468
Royal Caribbean Cruises Ltd.	5.25%	11/15/2022	57,280	62,441,363
Total				128,860,528

Lodging 0.25%

Boyd Gaming Corp.	6.875%	5/15/2023	2,066	2,150,768
Las Vegas Sands Corp.	3.20%	8/8/2024	105,756	108,047,756
Studio City Co., Ltd. (Macau)(d)	7.25%	11/30/2021	1,722	1,765,050
Studio City Co., Ltd. (Macau)†(d)	7.25%	11/30/2021	7,152	7,330,800
Wyndham Destinations, Inc.	5.625%	3/1/2021	11,538	12,013,942
Total				131,308,316

Machinery: Agricultural 0.75%

Altria Group, Inc.	4.00%	1/31/2024	1,250	1,335,958
BAT Capital Corp.	2.764%	8/15/2022	29,569	29,996,456
BAT Capital Corp.	2.765%(3 Mo. LIBOR + .59%) #	8/14/2020	1,606	1,609,436
BAT Capital Corp.	3.038%(3 Mo. LIBOR + .88%) #	8/15/2022	990	993,946
BAT Capital Corp.	3.222%	8/15/2024	108,372	111,553,984
BAT International Finance plc (United Kingdom)†(d)	3.25%	6/7/2022	3,400	3,479,859
Imperial Brands Finance plc (United Kingdom)†(d)	3.125%	7/26/2024	86,733	88,299,499
Imperial Brands Finance plc (United Kingdom)†(d)	3.75%	7/21/2022	12,867	13,313,681
Imperial Tobacco Finance plc (United Kingdom)†(d)	3.50%	2/11/2023	18,500	19,009,028

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Machinery: Agricultural (continued)

Pyxus International, Inc.	9.875%	7/15/2021	$26,644	$21,181,980
Reynolds American, Inc.	4.85%	9/15/2023	27,405	29,957,608
Viterra, Inc. (Canada)†(d)	5.95%	8/1/2020	72,047	74,188,823
Total				394,920,258

Machinery: Industrial/Specialty 0.71%

CNH Industrial Capital LLC	4.20%	1/15/2024	28,111	29,686,173
CNH Industrial Capital LLC	4.375%	11/6/2020	8,198	8,381,389
CNH Industrial Capital LLC	4.375%	4/5/2022	49,678	51,851,413
CNH Industrial Capital LLC	4.875%	4/1/2021	36,642	37,975,402
CNH Industrial NV (United Kingdom)(d)	4.50%	8/15/2023	75,304	80,588,082
Flowserve Corp.	4.00%	11/15/2023	6,810	7,016,129
Nvent Finance Sarl (Luxembourg)(d)	3.95%	4/15/2023	42,334	43,352,701
Roper Technologies, Inc.	3.65%	9/15/2023	26,649	28,091,025
Wabtec Corp.	3.71%(3 Mo. LIBOR + 1.30%) #	9/15/2021	13,695	13,696,189
Wabtec Corp.	4.375%	8/15/2023	22,563	23,821,734
Wabtec Corp.	4.40%	3/15/2024	45,095	48,329,370
Welbilt, Inc.	9.50%	2/15/2024	1,050	1,131,375
Total				373,920,982

Manufacturing 0.53%

Gates Global LLC/Gates Global Co.†	6.00%	7/15/2022	48,408	48,178,062
General Electric Co.	2.70%	10/9/2022	46,241	45,957,081
General Electric Co.	3.10%	1/9/2023	31,515	31,632,226
General Electric Co.	3.103%(3 Mo. LIBOR + .80%) #	4/15/2020	550	548,459
General Electric Co.	3.15%	9/7/2022	34,816	35,022,941
General Electric Co.	3.303%(3 Mo. LIBOR + 1.00%) #	4/15/2023	1,458	1,402,608
General Electric Co.	3.375%	3/11/2024	12,400	12,574,364
General Electric Co.	3.41%(3 Mo. LIBOR + 1.00%) #	3/15/2023	10,818	10,500,602
General Electric Co.	3.45%	5/15/2024	31,824	32,325,272
General Electric Co.	4.625%	1/7/2021	7,695	7,871,224
General Electric Co.	4.65%	10/17/2021	27,453	28,443,221
General Electric Co.	5.30%	2/11/2021	17,988	18,496,726
Ingersoll-Rand Finance SA (Luxembourg)(d)	3.55%	11/1/2024	4,896	5,164,044
Ingersoll-Rand Global Holding Co., Ltd.	4.25%	6/15/2023	1,500	1,605,578
Total				279,722,408

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2019

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Media 0.84%

Altice Financing SA (Luxembourg)†(d)	6.625%	2/15/2023		$37,092	$38,343,855
Charter Communications Operating LLC/Charter Communications Operating Capital	3.903%(3 Mo. LIBOR + 1.65%) #	2/1/2024		62,185	63,190,556
Cox Communications, Inc.†	2.95%	6/30/2023		72,863	74,393,839
Cox Communications, Inc.†	3.15%	8/15/2024		10,890	11,229,461
Cox Communications, Inc.†	3.25%	12/15/2022		62,150	63,915,958
Globo Comunicacao e Participacoes SA (Brazil)†(d)	4.875%	4/11/2022		18,425	19,173,516
Myriad International Holdings BV (Netherlands)†(d)	6.00%	7/18/2020		52,159	53,580,437
NBCUniversal Enterprise, Inc.†	5.25%		(g)	112,207	115,893,000
Virgin Media Finance plc (United Kingdom)†(d)	6.00%	10/15/2024		5,461	5,658,961
Total					445,379,583

Metal Fabricating 0.02%

Zekelman Industries, Inc.†	9.875%	6/15/2023		8,513	8,990,792

Metals & Minerals: Miscellaneous 1.58%

Anglo American Capital plc (United Kingdom)†(d)	3.625%	9/11/2024		85,525	88,317,928
Anglo American Capital plc (United Kingdom)†(d)	3.75%	4/10/2022		25,695	26,442,237
Anglo American Capital plc (United Kingdom)†(d)	4.125%	4/15/2021		37,543	38,406,864
Anglo American Capital plc (United Kingdom)†(d)	4.125%	9/27/2022		56,763	59,241,301
Century Aluminum Co.†	7.50%	6/1/2021		18,650	18,603,375
FMG Resources August 2006 Pty Ltd. (Australia)†(d)	4.75%	5/15/2022		14,447	14,934,586
Freeport-McMoRan, Inc.	4.55%	11/14/2024		51,971	52,610,763
Glencore Finance Canada Ltd. (Canada)†(d)	4.25%	10/25/2022		61,531	64,637,641
Glencore Funding LLC†	3.00%	10/27/2022		28,636	28,899,451
Glencore Funding LLC†	4.125%	5/30/2023		51,135	53,886,156
Glencore Funding LLC†	4.125%	3/12/2024		33,108	34,881,568
Glencore Funding LLC†	4.625%	4/29/2024		16,003	16,986,384
Hecla Mining Co.	6.875%	5/1/2021		19,472	19,082,560
Hudbay Minerals, Inc. (Canada)†(d)	7.25%	1/15/2023		18,392	19,055,951
Indonesia Asahan Aluminium Persero PT (Indonesia)†(d)	5.23%	11/15/2021		35,204	37,117,020
Joseph T Ryerson & Son, Inc.†	11.00%	5/15/2022		23,275	24,446,023
Kinross Gold Corp. (Canada)(d)	5.125%	9/1/2021		8,280	8,600,850
Kinross Gold Corp. (Canada)(d)	5.95%	3/15/2024		34,549	38,577,413
New Gold, Inc. (Canada)†(d)	6.25%	11/15/2022		8,412	8,285,820
Newmont Goldcorp Corp.	3.50%	3/15/2022		16,500	16,941,800
Newmont Goldcorp Corp.	3.625%	6/9/2021		90,038	91,833,226

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Metals & Minerals: Miscellaneous (continued)

Newmont Goldcorp Corp.	3.70%	3/15/2023	$48,382	$50,414,803
Novelis Corp.†	6.25%	8/15/2024	14,604	15,334,200
Teck Resources Ltd. (Canada)(d)	4.50%	1/15/2021	5,000	5,082,346
Total				832,620,266

Natural Gas 0.21%

Dominion Energy Gas Holdings LLC	3.60%	12/15/2024	500	533,482
National Fuel Gas Co.	3.75%	3/1/2023	19,522	20,187,979
National Fuel Gas Co.	4.90%	12/1/2021	21,911	22,799,454
National Fuel Gas Co.	7.395%	3/30/2023	4,000	4,610,325
NiSource, Inc.	2.65%	11/17/2022	3,000	3,048,334
Southern Star Central Corp.†	5.125%	7/15/2022	40,779	41,401,287
WGL Holdings, Inc.	2.986%(3 Mo. LIBOR + .55%) #	3/12/2020	18,571	18,540,379
Total				111,121,240

Office Furniture & Business Equipment 0.01%

Xerox Corp.	5.625%	12/15/2019	6,594	6,673,128

Oil 4.02%

Afren plc (United Kingdom)†(d)(h)	6.625%	12/9/2020	8,099	67,306
Afren plc (United Kingdom)†(d)(h)	10.25%	4/8/2019	11,027	92,847
Afren plc (United Kingdom)†(d)(h)	11.50%	2/1/2016	16,833	141,735
Anadarko Petroleum Corp.	4.85%	3/15/2021	3,500	3,619,242
Antero Resources Corp.	5.125%	12/1/2022	16,132	14,922,100
BP Capital Markets America, Inc.	3.79%	2/6/2024	1,500	1,604,832
BP Capital Markets plc (United Kingdom)(d)	3.535%	11/4/2024	3,011	3,215,623
Callon Petroleum Co.	6.125%	10/1/2024	6,393	6,233,175
Canadian Natural Resources Ltd. (Canada)(d)	3.80%	4/15/2024	40,200	42,355,764
Carrizo Oil & Gas, Inc.	6.25%	4/15/2023	56,034	53,876,691
Cenovus Energy, Inc. (Canada)(d)	5.70%	10/15/2019	1,710	1,715,340
Cimarex Energy Co.	4.375%	6/1/2024	11,272	11,893,979
CNOOC Curtis Funding No 1 Pty Ltd. (Australia)†(d)	4.50%	10/3/2023	101,925	110,307,266
CNX Resources Corp.	5.875%	4/15/2022	5,213	5,069,643
Concho Resources, Inc.	4.375%	1/15/2025	44,090	45,739,433
Continental Resources, Inc.	3.80%	6/1/2024	43,768	44,385,008
Continental Resources, Inc.	4.50%	4/15/2023	74,734	77,383,855
Continental Resources, Inc.	5.00%	9/15/2022	98,107	99,049,014

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil (continued)

Diamondback Energy, Inc.	4.75%	11/1/2024	$24,378	$25,200,757
Energen Corp.	4.625%	9/1/2021	21,448	22,256,161
Eni SpA (Italy)†(d)	4.00%	9/12/2023	47,112	49,785,433
Eni SpA (Italy)†(d)	4.15%	10/1/2020	35,369	36,009,470
EQT Corp.	2.50%	10/1/2020	5,500	5,471,381
EQT Corp.	3.089%(3 Mo. LIBOR + .77%) #	10/1/2020	27,709	27,619,410
Equinor ASA (Norway)†(d)	7.875%	12/9/2022	11,000	12,874,215
Gazprom OAO Via Gaz Capital SA (Luxembourg)†(d)	6.51%	3/7/2022	22,562	24,579,945
Gulfport Energy Corp.	6.625%	5/1/2023	29,329	23,903,135
Harvest Operations Corp. (Canada)†(d)	4.20%	6/1/2023	8,250	8,849,534
Hess Corp.	3.50%	7/15/2024	8,605	8,796,612
HighPoint Operating Corp.	7.00%	10/15/2022	5,560	5,087,400
Husky Energy, Inc. (Canada)(d)	4.00%	4/15/2024	44,672	47,361,212
Kerr-McGee Corp.	6.95%	7/1/2024	43,972	52,047,134
Laredo Petroleum, Inc.	5.625%	1/15/2022	43,600	41,093,000
Lukoil International Finance BV (Netherlands)†(d)	6.125%	11/9/2020	27,352	28,513,147
Marathon Petroleum Corp.	5.375%	10/1/2022	34,350	34,749,618
Matador Resources Co.	5.875%	9/15/2026	25,000	24,343,750
Medco Straits Services Pte Ltd. (Singapore)†(d)	8.50%	8/17/2022	3,985	4,212,300
MEG Energy Corp. (Canada)†(d)	6.50%	1/15/2025	20,818	21,000,157
Montage Resources Corp.	8.875%	7/15/2023	27,332	20,635,660
Motiva Enterprises LLC†	5.75%	1/15/2020	44,822	45,303,632
Murphy Oil Corp.	6.875%	8/15/2024	33,028	34,771,878
Oasis Petroleum, Inc.	6.875%	3/15/2022	92,813	86,780,155
Occidental Petroleum Corp.	2.60%	4/15/2022	2,000	2,009,455
Occidental Petroleum Corp.	2.70%	8/15/2022	58,087	58,683,561
Occidental Petroleum Corp.	2.90%	8/15/2024	65,681	66,370,077
Occidental Petroleum Corp.	3.637%(3 Mo. LIBOR + 1.45%) #	8/15/2022	17,794	17,856,887
OGX Austria GmbH (Brazil)†(d)(h)	8.50%	6/1/2018	31,150	623
Parsley Energy LLC/Parsley Finance Corp.†	6.25%	6/1/2024	13,718	14,266,720
Petroleos Mexicanos (Mexico)(d)	3.50%	1/30/2023	55,370	53,930,380
Petroleos Mexicanos (Mexico)(d)	4.625%	9/21/2023	137,027	137,438,081
Petroleos Mexicanos (Mexico)(d)	4.875%	1/18/2024	44,464	44,753,016
Petroleos Mexicanos (Mexico)(d)	5.50%	1/21/2021	56,529	57,827,471
Petroleos Mexicanos (Mexico)(d)	6.375%	2/4/2021	94,419	97,723,665
Range Resources Corp.	5.00%	8/15/2022	64,434	60,406,875
Range Resources Corp.	5.00%	3/15/2023	18,548	16,461,350
Range Resources Corp.	5.75%	6/1/2021	19,482	19,384,590
Range Resources Corp.	5.875%	7/1/2022	7,447	7,167,738

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil (continued)

Reliance Holdings USA, Inc.†	5.40%	2/14/2022	$55,262	$59,054,518
Sable Permian Resources Land LLC/AEPB Finance Corp.†	13.00%	11/30/2020	25,716	25,073,100
Saudi Arabian Oil Co. (Saudi Arabia)†(d)	2.75%	4/16/2022	13,147	13,347,140
Saudi Arabian Oil Co. (Saudi Arabia)†(d)	2.875%	4/16/2024	18,690	19,192,829
Seven Generations Energy Ltd. (Canada)†(d)	6.75%	5/1/2023	18,088	18,223,660
Seven Generations Energy Ltd. (Canada)†(d)	6.875%	6/30/2023	52,759	53,692,834
SM Energy Co.	6.125%	11/15/2022	37,031	34,623,985
Suncor Energy Ventures Corp. (Canada)†(d)	9.40%	9/1/2021	3,351	3,782,632
Transocean Sentry Ltd.†	5.375%	5/15/2023	15,592	15,475,060
WPX Energy, Inc.	5.25%	9/15/2024	7,559	7,710,180
WPX Energy, Inc.	6.00%	1/15/2022	2,738	2,826,985
Total				2,120,201,361

Oil: Crude Producers 1.75%

Andeavor Logistics LP/Tesoro Logistics Finance Corp.	5.25%	1/15/2025	775	815,206
Andeavor Logistics LP/Tesoro Logistics Finance Corp.	3.50%	12/1/2022	2,009	2,064,982
Andeavor Logistics LP/Tesoro Logistics Finance Corp.	5.50%	10/15/2019	22,755	22,773,310
Andeavor Logistics LP/Tesoro Logistics Finance Corp.	6.25%	10/15/2022	38,109	38,966,453
Andeavor Logistics LP/Tesoro Logistics Finance Corp.	6.375%	5/1/2024	73,585	77,429,816
Boardwalk Pipelines LP	5.75%	9/15/2019	4,629	4,633,141
Cheniere Corpus Christi Holdings LLC	5.875%	3/31/2025	22,000	24,585,000
Cheniere Corpus Christi Holdings LLC	7.00%	6/30/2024	3,000	3,468,750
Enable Oklahoma Intrastate Transmission LLC†	6.25%	3/15/2020	4,000	4,069,292
Enbridge, Inc. (Canada)(d)	2.738%(3 Mo. LIBOR + .40%) #	1/10/2020	1,800	1,800,848
Energy Transfer Operating LP	4.25%	3/15/2023	56,857	59,761,941
Energy Transfer Operating LP	5.875%	1/15/2024	73,453	82,247,210
Energy Transfer Operating LP	7.50%	10/15/2020	7,000	7,377,736
Energy Transfer Operating LP	7.60%	2/1/2024	1,207	1,413,768
Energy Transfer Partners LP/Regency Energy Finance Corp.	5.00%	10/1/2022	6,421	6,812,065
Energy Transfer Partners LP/Regency Energy Finance Corp.	5.75%	9/1/2020	975	997,963
Florida Gas Transmission Co. LLC†	3.875%	7/15/2022	3,629	3,767,152
Kinder Morgan Energy Partners LP	4.25%	9/1/2024	6,100	6,578,328
Kinder Morgan Inc/DE	3.583%(3 Mo. LIBOR + 1.28%) #	1/15/2023	850	859,494
Midcontinent Express Pipeline LLC†	6.70%	9/15/2019	50,892	51,184,629
Midwest Connector Capital Co. LLC†	3.625%	4/1/2022	30,586	31,463,553
Midwest Connector Capital Co. LLC†	3.90%	4/1/2024	76,183	80,163,569
MPLX LP	4.50%	7/15/2023	2,700	2,882,856

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Crude Producers (continued)

NGPL PipeCo LLC†	4.375%	8/15/2022	$38,344	$39,686,040
Sabine Pass Liquefaction LLC	5.625%	4/15/2023	139,928	152,666,341
Sabine Pass Liquefaction LLC	5.75%	5/15/2024	110,853	123,817,169
Spectra Energy Partners LP	4.60%	6/15/2021	11,937	12,330,858
Sunoco Logistics Partners Operations LP	3.45%	1/15/2023	1,564	1,600,318
Texas Eastern Transmission LP†	2.80%	10/15/2022	5,237	5,284,646
Texas Eastern Transmission LP†	4.125%	12/1/2020	18,339	18,651,264
Texas Gas Transmission LLC†	4.50%	2/1/2021	22,284	22,749,702
Williams Cos, Inc. (The)	4.50%	11/15/2023	20,731	22,333,652
Williams Cos., Inc. (The)	7.875%	9/1/2021	5,034	5,560,272
Total				920,797,324

Oil: Integrated Domestic 0.51%

National Oilwell Varco, Inc.	2.60%	12/1/2022	123,964	124,107,263
Oceaneering International, Inc.	4.65%	11/15/2024	23,125	22,253,419
Schlumberger Holdings Corp.†	3.75%	5/1/2024	84,608	89,527,897
SESI LLC	7.125%	12/15/2021	42,146	29,923,660
TechnipFMC plc (United Kingdom)(d)	3.45%	10/1/2022	2,514	2,578,532
Total				268,390,771

Paper & Forest Products 0.01%

Celulosa Arauco y Constitucion SA (Chile)(d)	4.75%	1/11/2022	1,962	2,047,838
West Fraser Timber Co., Ltd. (Canada)†(d)	4.35%	10/15/2024	958	998,470
Total				3,046,308

Real Estate Investment Trusts 1.31%

Brandywine Operating Partnership LP	4.10%	10/1/2024	5,554	5,888,253
Brixmor Operating Partnership LP	3.25%	9/15/2023	28,683	29,548,608
Brixmor Operating Partnership LP	3.303%(3 Mo. LIBOR + 1.05%) #	2/1/2022	600	600,210
Brixmor Operating Partnership LP	3.65%	6/15/2024	16,576	17,367,561
Brixmor Operating Partnership LP	3.875%	8/15/2022	8,457	8,827,885
China Overseas Finance Cayman V Ltd.	3.95%	11/15/2022	26,225	27,232,028
Digital Realty Trust LP	3.95%	7/1/2022	555	581,451
Duke Realty LP	3.75%	12/1/2024	1,318	1,410,757
EPR Properties	4.50%	4/1/2025	1,200	1,275,725
EPR Properties	5.25%	7/15/2023	22,593	24,468,991
Equinix, Inc.	5.375%	1/1/2022	4,783	4,914,533
Equinix, Inc.	5.375%	4/1/2023	46,173	47,269,609

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Real Estate Investment Trusts (continued)

Equinix, Inc.	5.375%	5/15/2027	$75,613	$81,876,025
Equinix, Inc.	5.75%	1/1/2025	5,200	5,440,500
Equinix, Inc.	5.875%	1/15/2026	81,238	86,620,017
Essex Portfolio LP	3.375%	1/15/2023	2,250	2,326,102
HCP, Inc.	3.875%	8/15/2024	3,937	4,240,040
HCP, Inc.	4.20%	3/1/2024	14,718	15,928,994
HCP, Inc.	4.25%	11/15/2023	4,783	5,142,523
Healthcare Trust of America Holdings LP	2.95%	7/1/2022	7,782	7,924,327
Healthcare Trust of America Holdings LP	3.70%	4/15/2023	14,879	15,443,955
Highwoods Realty LP	3.20%	6/15/2021	4,257	4,313,885
Highwoods Realty LP	3.625%	1/15/2023	3,000	3,117,479
Kilroy Realty LP	3.45%	12/15/2024	25,038	26,269,746
Kilroy Realty LP	3.80%	1/15/2023	650	682,641
Liberty Property LP	3.375%	6/15/2023	1,293	1,342,851
Liberty Property LP	4.40%	2/15/2024	8,024	8,704,891
Regency Centers LP	3.75%	6/15/2024	2,362	2,501,195
SITE Centers Corp.	4.625%	7/15/2022	7,730	8,107,447
SL Green Operating Partnership LP	3.25%	10/15/2022	14,843	15,175,065
SL Green Realty Corp.	4.50%	12/1/2022	17,154	18,137,159
Vereit Operating Partnership LP	4.125%	6/1/2021	12,830	13,198,120
Vereit Operating Partnership LP	4.60%	2/6/2024	83,638	90,383,279
VEREIT Operating Partnership LP	4.625%	11/1/2025	39,000	42,966,592
WEA Finance LLC / Westfield UK & Europe Finance plc†	3.75%	9/17/2024	44,979	48,045,509
WEA Finance LLC/Westfield UK & Europe Finance plc†	3.25%	10/5/2020	3,240	3,278,989
Welltower, Inc.	3.625%	3/15/2024	6,000	6,325,066
Welltower, Inc.	3.95%	9/1/2023	1,000	1,066,754
Welltower, Inc.	4.50%	1/15/2024	3,659	3,963,137
Total				691,907,899

Recreation & Travel 0.08%

Silversea Cruise Finance Ltd.†	7.25%	2/1/2025	37,054	39,879,367

Retail 0.09%

AutoNation, Inc.	3.50%	11/15/2024	11,184	11,423,775
CEC Entertainment, Inc.	8.00%	2/15/2022	20,971	20,027,305
Dollar Tree, Inc.	3.70%	5/15/2023	15,368	16,015,674
McDonald’s Corp.	2.686%(3 Mo. LIBOR + .43%) #	10/28/2021	2,000	1,998,443
Total				49,465,197

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Savings & Loan 0.07%

People’s United Financial, Inc.	3.65%	12/6/2022	$34,249	$35,463,885

Steel 0.04%

Vale Overseas Ltd. (Brazil)(d)	4.375%	1/11/2022	22,257	23,119,459

Technology 0.63%

Alibaba Group Holding Ltd. (China)(d)	2.80%	6/6/2023	11,140	11,356,156
Baidu, Inc. (China)(d)(i)	3.875%	9/29/2023	92,689	97,364,934
Baidu, Inc. (China)(d)	4.375%	5/14/2024	113,484	122,046,467
eBay, Inc.	3.136%(3 Mo. LIBOR + .87%) #	1/30/2023	805	809,560
Tencent Holdings Ltd. (China)†(d)	3.28%	4/11/2024	60,870	63,130,698
VeriSign, Inc.	4.625%	5/1/2023	5,744	5,851,700
Weibo Corp. (China)(d)	3.50%	7/5/2024	29,850	30,453,511
Total				331,013,026

Telecommunications 0.86%

AT&T, Inc.	3.616%(3 Mo. LIBOR + 1.18%) #	6/12/2024	173,883	176,702,073
AT&T, Inc.	4.05%	12/15/2023	7,000	7,513,457
British Telecommunications plc (United Kingdom)(d)	4.50%	12/4/2023	31,650	34,083,874
CommScope, Inc.†	5.50%	3/1/2024	19,456	19,820,800
GTH Finance BV (Netherlands)†(d)	6.25%	4/26/2020	9,400	9,528,460
Level 3 Financing, Inc.	5.375%	1/15/2024	6,034	6,154,680
Level 3 Parent LLC	5.75%	12/1/2022	5,042	5,092,420
Plantronics, Inc.†	5.50%	5/31/2023	17,860	18,215,414
T-Mobile USA, Inc.	6.00%	4/15/2024	42,682	44,643,665
T-Mobile USA, Inc.	6.375%	3/1/2025	27,955	29,017,290
Vodafone Group plc (United Kingdom)(d)	3.75%	1/16/2024	96,657	102,321,004
Total				453,093,137

Telecommunications: Wireline Integrated & Services 0.04%

Altice Luxembourg SA (Luxembourg)†(d)	7.75%	5/15/2022	20,029	20,590,313

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Transportation: Miscellaneous 0.10%

Huntington Ingalls Industries, Inc.†	5.00%	11/15/2025	$7,833	$8,228,567
Pelabuhan Indonesia III Persero PT (Indonesia)†(d)	4.50%	5/2/2023	20,485	21,699,540
Watco Cos. LLC/Watco Finance Corp.†	6.375%	4/1/2023	13,534	13,855,433
XPO Logistics, Inc.†	6.50%	6/15/2022	9,645	9,880,627
Total				53,664,167
Total Corporate Bonds (cost $18,712,832,222)				18,982,256,229

FLOATING RATE LOANS(j) 4.44%

Aerospace/Defense 0.19%

Gol Luxco SA Term Loan (Luxembourg)(d)	6.50%	8/31/2020	4,615	4,684,225	(k)
Transdigm, Inc. 2018 New Tranche F Term Loan	4.83%(3 Mo. LIBOR + 2.50%)	6/9/2023	82,594	82,151,787
Wesco Aircraft Hardware Corp. Tranche B Term Loan	— (c)	2/28/2021	13,835	13,847,642
Total				100,683,654

Air Transportation 0.40%

Air Canada 2018 Term Loan B (Canada)(d)	4.116%(1 Mo. LIBOR + 2.00%)	10/6/2023	3,987	4,001,527
American Airlines, Inc. 2017 Incremental Term Loan B	4.195%(1 Mo. LIBOR + 2.00%)	12/14/2023	10,857	10,827,424
American Airlines, Inc. 2017 Replacement Term Loan B	4.116%(1 Mo. LIBOR + 2.00%)	4/28/2023	43,176	43,089,583
American Airlines, Inc. New 2017 Replacement Term Loan	4.201%(1 Mo. LIBOR + 2.00%)	10/12/2021	123,116	123,124,191
United AirLines, Inc. Refinanced Term Loan	— (c)	4/1/2024	28,136	28,164,136
Total				209,206,861

Beverages 0.40%

Constellation Brands, Inc. Term Loan	— (c)	11/14/2021	40,788	40,660,455	(k)
Keurig Dr Pepper Inc. Term Loan	3.138%(2 Mo. LIBOR + .95%)	2/8/2023	168,282	167,861,110
Total				208,521,565

Business Services 0.04%

Global Payments, Inc. Term Loan B3	3.862%(1 Mo. LIBOR + 1.75%)	4/21/2023	21,708	21,724,561

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Chemicals 0.32%

LyondellBasell Industries Delayed Draw Term Loan (Netherlands)(d)	0.50%	3/29/2022	$173,097	$171,475,081	(k)

Computer Hardware 0.04%

Dell International LLC Refinancing Term Loan B	4.12%(1 Mo. LIBOR + 2.00%)	9/7/2023	18,450	18,514,220

Computer Software 0.12%

Infor (US), Inc. Tranche B6 Term Loan	5.08%(3 Mo. LIBOR + 2.75%)	2/1/2022	21,984	21,998,121
Sophia LP Term Loan B	5.58%(3 Mo. LIBOR + 3.25%)	9/30/2022	40,132	40,148,395
Total				62,146,516

Containers 0.00%

Berry Global, Inc. Term Loan T	4.201%(1 Mo. LIBOR + 2.00%)	1/6/2021	514	514,464

Electric: Power 0.37%

AES Corp. 2018 Other Term Loan	3.874%(3 Mo. LIBOR + 1.75%)	5/31/2022	28,922	28,979,621
Pacific Gas and Electric Co. DIP Delayed Draw Term Loan	1.125%	12/31/2020	7,347	7,392,919
Pacific Gas and Electric Co. DIP Initial Term Loan	2.25%(1 Mo. LIBOR + 2.25%)	12/31/2020	22,042	22,179,763
Pacific Gas and Electric Co. Revolving Term Loan	— (c)	4/27/2020	85,782	84,066,360
Vistra Operations Co. LLC Initial Term Loan	4.112%(1 Mo. LIBOR + 2.00%)	8/4/2023	51,563	51,677,665
Total				194,296,328

Electrical Equipment 0.17%

Analog Devices, Inc.	3.739%(3Mo. LIBOR + 1.50%)	3/10/2022	36,351	36,215,102	(k)
Marvell Technology Group Ltd Term Loan A	3.605%(1 Mo. LIBOR + 1.38%)	6/4/2021	53,248	53,181,662	(k)
Total				89,396,764

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Entertainment 0.21%

CEOC LLC Term Loan B	4.112%(1 Mo. LIBOR + 2.00%)	10/6/2024	$71,978	$71,955,784
Eldorado Resorts, Inc. Term Loan	4.50%(1 Mo. LIBOR + 2.25%)	4/17/2024	18,568	18,553,037
GLP Capital, LP Incremental Tranche A1 Term Loan	3.616%(1 Mo. LIBOR + 1.50%)	4/28/2021	20,553	20,527,468	(k)
Total				111,036,289

Financial Services 0.14%

Delos Finance SARL 2018 New Term Loan (Luxembourg)(d)	4.08%(3 Mo. LIBOR + 1.75%)	10/6/2023	32,300	32,391,779
Flying Fortress Holdings LLC 2018 New Term Loan	4.08%(3 Mo. LIBOR + 1.75%)	10/30/2022	42,329	42,434,921
Total				74,826,700

Government 0.06%

Seminole Tribe of Florida, Inc. 2018 Replacement Term Loan B	3.862%(1 Mo. LIBOR + 1.75%)	7/8/2024	33,287	33,429,726

Health Care Services 0.04%

Jaguar Holding Co. II LLC 2018 Term Loan	4.612%(1 Mo. LIBOR + 2.50%)	8/18/2022	23,845	23,745,594

Healthcare 0.13%

NVA Holdings, Inc. 1st Lien Term Loan B3	4.862%(1 Mo. LIBOR + 2.75%)	2/2/2025	69,169	69,170,138

Insurance 0.10%

FHC Health Systems, Inc. Initial Term Loan	6.112%(1 Mo. LIBOR + 4.00%)	12/23/2021	12,730	12,756,808
York Risk Services Holding Corp. Term Loan	5.862%(1 Mo. LIBOR + 3.75%)	10/1/2021	41,258	41,245,068
Total				54,001,876

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Investment Management Companies 0.06%

RPI Finance Trust Term Loan A4	3.612%(1 Mo. LIBOR + 1.50%)		5/4/2022	$29,999	$30,017,309

Leisure 0.03%

Life Time Fitness, Inc. 2017 Refinancing Term Loan	4.862%(1 Mo. LIBOR + 2.75%)		6/10/2022	16,525	16,475,850

Lodging 0.07%

MGM Resorts International Term Loan A	4.112%(1 Mo. LIBOR + 2.00%)		12/21/2023	20,772	20,668,140
Wynn America LLC Extended Facility Term Loan	3.87%(1 Mo. LIBOR + 1.75%)		12/31/2021	17,043	17,014,184
Total					37,682,324

Machinery: Industrial/Specialty 0.19%

Colfax Corporation Term Loan A2	3.862%(1 Mo. LIBOR + 1.75%)		12/17/2020	79,803	79,736,267
Milacron LLC Term Loan B	—	(c)	9/28/2023	18,148	18,158,985	(k)
Total					97,895,252

Media 0.16%

Charter Communications Operating LLC Term Loan A2	3.83%(3 Mo. LIBOR + 1.50%)		3/31/2023	83,852	83,611,231

Metal Fabricating 0.00%

Doncasters U.S. Finance LLC 2nd Lien Term Loan	10.58%(3 Mo. LIBOR + 8.25%)		10/9/2020	4,552	1,331,359

Miscellaneous 0.12%
HCA, Inc. Tranche B11 Term Loan	4.08%(3 Mo. LIBOR + 1.75%)		3/17/2023	51,153	51,302,405
Utex Industries, Inc. 1st Lien Initial Term Loan	6.112%(1 Mo. LIBOR + 4.00%)		5/22/2021	9,479	8,519,551
Utex Industries, Inc. 2nd Lien Initial Term Loan	9.362%(1 Mo. LIBOR + 7.25%)		5/22/2022	3,938	3,406,370	(k)
Total					63,228,326

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Oil 0.02%
Petroleos Mexicanos Term Loan (Mexico)(d)	3.05%(1 Mo. LIBOR + .85%)		2/14/2020	$12,268	$12,218,928	(k)

Oil: Crude Producers 0.10%
Oneok, Inc. Term Loan A	3.252%(1 Wk. LIBOR + 1.13%)		11/19/2021	52,445	52,215,815	(k)

Real Estate Investment Trusts 0.46%

Crown Castle International Corporation Term Loan	—	(c)	8/29/2022	107,321	107,052,565
ESH Hospitality, Inc. Third Repriced Term Loan	—	(c)	8/30/2023	3,077	3,082,749
Hudson Pacific Properties, LP 7-Year Term Loan	3.48%(1 Mo. LIBOR + 1.25%)		4/1/2022	22,396	22,284,475	(k)
Invitation Homes Operating Partnership LP Initial Term Loan	3.867%(1 Mo. LIBOR + 1.70%)		2/6/2022	71,209	69,784,820	(k)
MGM Growth Prop. Operating Partnership LP 2016 Term Loan A	4.112%(1 Mo. LIBOR + 2.00%)		6/14/2023	24,780	24,656,269
MGM Growth Properties Operating Partnership LP Delayed Draw Term Loan	4.112%(1 Mo. LIBOR + 2.00%)		6/14/2023	16,934	16,842,133
Total					243,703,011

Retail 0.30%
Comfort Holding LLC 1st Lien Initial Term Loan	6.862%(1 Mo. LIBOR + 4.75%)		2/5/2024	12,637	12,541,771
Del Frisco’s Restaurant Group, Inc. Initial Term Loan	8.188%(3 Mo. LIBOR + 6.00%)		6/27/2025	11,435	11,449,081	(k)
Panera Bread Co. Term Loan	3.938%(1 Mo. LIBOR + 1.75%)		7/18/2022	135,191	132,318,249
Total					156,309,101

Technology 0.07%
Symantec Holdings Ltd. Term Loan A5	3.90%(2 Mo. LIBOR + 1.75%)		8/1/2021	17,241	17,212,714
Uber Technologies, Inc. 2018 Refinancing Term Loan	5.645%(1 Mo. LIBOR + 3.50%)		7/13/2023	20,765	20,727,541
Total					37,940,255

Telecommunications 0.09%

CenturyLink, Inc. Initial Term Loan A	4.862%(1 Mo. LIBOR + 2.75%)		11/1/2022	45,594	45,672,813

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Wholesale 0.04%
Core & Main LP Initial Term Loan	5.086%(2 Mo. LIBOR + 2.75%)	8/1/2024		$22,410	$22,410,404
Total Floating Rate Loans (cost $2,347,485,782)					2,343,402,315

FOREIGN GOVERNMENT OBLIGATIONS 0.85%

Argentina 0.12%

Republic of Argentina(b)	3.375%	1/15/2023	EUR	23,684	10,307,837
Republic of Argentina(d)	4.625%	1/11/2023		$109,429	43,334,978
Republic of Argentina(d)	6.875%	4/22/2021		15,843	6,773,041
Total					60,415,856

Bahamas 0.02%

Commonwealth of Bahamas†(d)	5.75%	1/16/2024		7,947	8,592,773

Bermuda 0.11%

Government of Bermuda†	4.138%	1/3/2023		22,676	24,036,787
Government of Bermuda†	4.854%	2/6/2024		30,533	33,891,935
Total					57,928,722

Costa Rica 0.00%

Costa Rica Government†(d)	4.25%	1/26/2023		1,500	1,479,390

Indonesia 0.28%

Perusahaan Penerbit SBSN†(d)	3.40%	3/29/2022		62,502	63,921,420
Perusahaan Penerbit SBSN†(d)	3.75%	3/1/2023		13,995	14,537,516
Republic of Indonesia†(d)	3.70%	1/8/2022		10,939	11,274,490
Republic of Indonesia(d)	4.45%	2/11/2024		25,000	26,980,252
Republic of Indonesia†(d)	5.875%	1/15/2024		28,250	32,028,822
Total					148,742,500

Romania 0.24%

Republic of Romania†(d)	4.875%	1/22/2024		57,986	63,668,918
Republic of Romania†(d)	6.75%	2/7/2022		57,624	63,617,818
Total					127,286,736

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Sri Lanka 0.04%

Republic of Sri Lanka†(d)	5.75%		4/18/2023	$21,860	$21,675,580

Turkey 0.04%

Republic of Turkey(d)	7.50%		11/7/2019	22,125	22,276,999
Total Foreign Government Obligations (cost $517,910,235)					448,398,556

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 2.32%

Federal Home Loan Mortgage Corp. 2013-K712 B†	3.408	%#(l)	5/25/2045	11,200	11,191,401
Federal Home Loan Mortgage Corp. 2013-K713 B†	3.261	%#(l)	4/25/2046	30,870	30,957,189
Federal Home Loan Mortgage Corp. 2014-K503 B†	3.15	%#(l)	10/25/2047	7,812	7,797,296
Federal Home Loan Mortgage Corp. K061 X1 IO	0.304	%#(l)	11/25/2026	570,256	7,303,264
Federal Home Loan Mortgage Corp. K722 X1 IO	1.44	%#(l)	3/25/2023	193,512	7,280,179
Government National Mortgage Assoc. 2013-162 A	2.75	%#(l)	9/16/2046	8,192	8,342,393
Government National Mortgage Assoc. 2013-171 IO	0.889	%#(l)	6/16/2054	33,184	1,340,432
Government National Mortgage Assoc. 2013-193 IO	0.905	%#(l)	1/16/2055	82,877	3,338,369
Government National Mortgage Assoc. 2014-109 A	2.325%		1/16/2046	27,276	27,390,038
Government National Mortgage Assoc. 2014-112 A	3.00	%#(l)	1/16/2048	15,275	15,700,521
Government National Mortgage Assoc. 2014-135 AS	2.30%		2/16/2047	12,702	12,805,397
Government National Mortgage Assoc. 2014-15 IO	0.775	%#(l)	8/16/2054	38,407	1,506,368
Government National Mortgage Assoc. 2014-164 AK	2.90	%#(l)	3/16/2055	12,819	13,125,786
Government National Mortgage Assoc. 2014-172 A	3.05	%#(l)	1/16/2049	7,390	7,608,943
Government National Mortgage Assoc. 2014-186 AP	2.80%		4/16/2050	36,389	37,048,972
Government National Mortgage Assoc. 2014-64 A	2.20%		2/16/2045	4,467	4,454,950
Government National Mortgage Assoc. 2014-64 IO	1.082	%#(l)	12/16/2054	28,591	1,399,731
Government National Mortgage Assoc. 2014-70 A	2.50%		3/16/2049	4,142	4,149,448
Government National Mortgage Assoc. 2014-78 A	2.20%		4/16/2047	4,538	4,525,374
Government National Mortgage Assoc. 2014-78 IO	0.563	%#(l)	3/16/2056	43,429	1,355,406
Government National Mortgage Assoc. 2015-19 AD	2.90%		10/16/2055	20,501	20,975,234
Government National Mortgage Assoc. 2015-22 AS	2.90%		1/16/2049	29,466	30,157,179
Government National Mortgage Assoc. 2015-33 AS	2.90	%#(l)	5/16/2054	24,445	25,002,201
Government National Mortgage Assoc. 2015-41 AD	2.90	%#(l)	8/16/2055	12,002	12,257,500
Government National Mortgage Assoc. 2015-48 AS	2.90	%#(l)	2/16/2049	13,813	14,140,198
Government National Mortgage Assoc. 2017 20 AS	2.50%		2/16/2057	46,559	46,695,267
Government National Mortgage Assoc. 2017 23 AB	2.60%		12/16/2057	31,585	31,854,122
Government National Mortgage Assoc. 2017-100 AS	2.75%		2/16/2058	36,151	36,718,118
Government National Mortgage Assoc. 2017-22 GA	2.60	%#(l)	8/16/2051	22,667	22,859,743
Government National Mortgage Assoc. 2017-28 AB	2.50%		10/16/2051	54,803	54,881,520
Government National Mortgage Assoc. 2017-41 AS	2.60%		6/16/2057	57,806	58,300,746
Government National Mortgage Assoc. 2017-44 AD	2.65%		11/17/2048	44,977	45,484,633

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS (continued)

Government National Mortgage Assoc. 2017-51 AS	2.75%		4/16/2058	$68,121	$69,571,285
Government National Mortgage Assoc. 2017-53 B	2.75%		3/16/2050	67,197	68,340,148
Government National Mortgage Assoc. 2017-54 AD	2.75%		1/16/2057	64,002	65,057,233
Government National Mortgage Assoc. 2017-61 A	2.60%		8/16/2058	45,297	45,636,824
Government National Mortgage Assoc. 2017-69 AS	2.75%		2/16/2058	54,884	55,805,936
Government National Mortgage Assoc. 2017-71 AS	2.70%		4/16/2057	45,687	46,344,496
Government National Mortgage Assoc. 2017-72 AM	2.60%		9/16/2051	22,471	22,650,315
Government National Mortgage Assoc. 2017-74 AS	2.60%		10/16/2057	22,549	22,739,523
Government National Mortgage Assoc. 2017-76 AS	2.65%		11/16/2050	44,940	45,441,931
Government National Mortgage Assoc. 2017-86 AS	2.75%		2/16/2058	42,601	43,324,619
Government National Mortgage Assoc. 2017-89 AB	2.60%		7/16/2058	35,679	36,160,206
Government National Mortgage Assoc. 2017-90 AS	2.70%		7/16/2057	48,986	49,705,177
Government National Mortgage Assoc. 2017-92 AS	2.75%		6/16/2058	43,970	44,685,702
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $1,209,891,440)					1,223,411,313

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 0.64%

Federal Home Loan Mortgage Corp.	3.139%(12 Mo. LIBOR + 1.64%)	#	11/1/2043	2,412	2,473,895
Federal Home Loan Mortgage Corp.	3.665%(12 Mo. LIBOR + 1.89%)	#	12/1/2040	6,096	6,367,578
Federal Home Loan Mortgage Corp.	4.574%(12 Mo. LIBOR + 1.79%)	#	12/1/2036	11,728	12,346,263
Federal Home Loan Mortgage Corp.	4.598%(12 Mo. LIBOR + 1.72%)	#	4/1/2037	7,512	7,903,392
Federal Home Loan Mortgage Corp.	4.623%(12 Mo. LIBOR + 1.81%)	#	6/1/2041	2,973	3,141,738
Federal Home Loan Mortgage Corp.	4.637%(12 Mo. LIBOR + 1.78%)	#	5/1/2037	3,159	3,336,346
Federal Home Loan Mortgage Corp.	4.66%(12 Mo. LIBOR + 1.78%)	#	10/1/2038	4,629	4,889,813
Federal Home Loan Mortgage Corp.	4.69%(12 Mo. LIBOR + 1.88%)	#	9/1/2035	3,380	3,564,804
Federal Home Loan Mortgage Corp.	4.709%(12 Mo. LIBOR + 1.79%)	#	5/1/2036	4,190	4,406,493
Federal Home Loan Mortgage Corp.	4.746%(12 Mo. LIBOR + 1.90%)	#	12/1/2040	1,317	1,380,546
Federal Home Loan Mortgage Corp.	4.756%(12 Mo. LIBOR + 1.66%)	#	2/1/2038	3,452	3,629,298
Federal Home Loan Mortgage Corp.	4.775%(12 Mo. LIBOR + 1.94%)	#	9/1/2036	11,551	12,214,810
Federal Home Loan Mortgage Corp.	4.791%(12 Mo. LIBOR + 1.84%)	#	6/1/2042	10,119	10,596,803
Federal Home Loan Mortgage Corp.	4.819%(12 Mo. LIBOR + 1.96%)	#	2/1/2037	5,403	5,722,363

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)

Federal Home Loan Mortgage Corp.	4.979%(1 Yr Treasury Constant Maturity Rate + 2.51%)	#	12/1/2035	$4,995	$5,310,428
Federal National Mortgage Assoc.	2.665%(12 Mo. LIBOR + 1.60%)	#	12/1/2045	13,103	13,321,004
Federal National Mortgage Assoc.	2.718%(12 Mo. LIBOR + 1.60%)	#	12/1/2045	10,856	11,047,625
Federal National Mortgage Assoc.	2.827%(12 Mo. LIBOR + 1.60%)	#	10/1/2045	15,562	15,865,906
Federal National Mortgage Assoc.	2.921%(12 Mo. LIBOR + 1.72%)	#	6/1/2042	9,890	10,097,008
Federal National Mortgage Assoc.	2.946%(12 Mo. LIBOR + 1.74%)	#	5/1/2042	18,763	19,180,224
Federal National Mortgage Assoc.	3.653%(12 Mo. LIBOR + 1.79%)	#	1/1/2041	5,192	5,406,522
Federal National Mortgage Assoc.	3.68%(12 Mo. LIBOR + 1.82%)	#	1/1/2042	10,405	10,753,993
Federal National Mortgage Assoc.	4.173%(12 Mo. LIBOR + 1.18%)	#	6/1/2038	2,121	2,192,440
Federal National Mortgage Assoc.	4.223%(12 Mo. LIBOR + 1.84%)	#	7/1/2040	2,896	3,053,663
Federal National Mortgage Assoc.	4.281%(12 Mo. LIBOR + 1.51%)	#	10/1/2035	8,280	8,642,856
Federal National Mortgage Assoc.	4.324%(12 Mo. LIBOR + 1.47%)	#	12/1/2035	11,376	11,836,684
Federal National Mortgage Assoc.	4.341%(12 Mo. LIBOR + 1.59%)	#	8/1/2034	9,670	10,121,407
Federal National Mortgage Assoc.	4.385%(12 Mo. LIBOR + 1.53%)	#	2/1/2036	5,086	5,311,000
Federal National Mortgage Assoc.	4.412%(12 Mo. LIBOR + 1.57%)	#	11/1/2036	2,841	2,978,046
Federal National Mortgage Assoc.	4.429%(12 Mo. LIBOR + 1.53%)	#	3/1/2039	4,638	4,849,280
Federal National Mortgage Assoc.	4.45%(12 Mo. LIBOR + 1.62%)	#	8/1/2037	6,384	6,682,286
Federal National Mortgage Assoc.	4.496%(12 Mo. LIBOR + 1.61%)	#	4/1/2038	7,264	7,618,359
Federal National Mortgage Assoc.	4.502%(12 Mo. LIBOR + 1.66%)	#	9/1/2036	4,014	4,210,047
Federal National Mortgage Assoc.	4.512%(12 Mo. LIBOR + 1.62%)	#	3/1/2038	5,995	6,284,673
Federal National Mortgage Assoc.	4.522%(12 Mo. LIBOR + 1.61%)	#	1/1/2038	3,112	3,264,930

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)

Federal National Mortgage Assoc.	4.544%(12 Mo. LIBOR + 1.66%)	#	9/1/2038	$4,527	$4,756,311
Federal National Mortgage Assoc.	4.553%(12 Mo. LIBOR + 1.68%)	#	8/1/2038	2,510	2,640,353
Federal National Mortgage Assoc.	4.573%(12 Mo. LIBOR + 1.80%)	#	10/1/2040	1,649	1,727,692
Federal National Mortgage Assoc.	4.624%(12 Mo. LIBOR + 1.80%)	#	11/1/2040	10,572	11,095,179
Federal National Mortgage Assoc.	4.634%(12 Mo. LIBOR + 1.66%)	#	12/1/2036	4,189	4,396,830
Federal National Mortgage Assoc.	4.64%#		10/1/2036 - 3/1/2042	14,453	15,175,697
Federal National Mortgage Assoc.	4.652%(12 Mo. LIBOR + 1.81%)	#	12/1/2040	3,604	3,784,002
Federal National Mortgage Assoc.	4.656%(12 Mo. LIBOR + 1.81%)	#	12/1/2040	6,997	7,338,529
Federal National Mortgage Assoc.	4.672%(12 Mo. LIBOR + 1.75%)	#	11/1/2038	7,145	7,523,867
Federal National Mortgage Assoc.	4.682%(12 Mo. LIBOR + 1.81%)	#	8/1/2041	4,297	4,509,608
Federal National Mortgage Assoc.	4.689%(12 Mo. LIBOR + 1.79%)	#	1/1/2041	9,554	10,018,707
Federal National Mortgage Assoc.	4.743%(1 Yr Treasury Constant Maturity Rate + 2.22%)	#	3/1/2038	2,737	2,895,042
Federal National Mortgage Assoc.	4.763%(12 Mo. LIBOR + 1.78%)	#	10/1/2036	4,386	4,633,134
Federal National Mortgage Assoc.	4.777%(1 Yr Treasury Constant Maturity Rate + 2.19%)	#	1/1/2038	3,054	3,218,764
Federal National Mortgage Assoc.	4.828%(12 Mo. LIBOR + 1.82%)	#	4/1/2040	2,815	2,970,606
Federal National Mortgage Assoc.	4.878%(12 Mo. LIBOR + 1.90%)	#	12/1/2038	3,279	3,482,901
Total Government Sponsored Enterprises Pass-Throughs (cost $340,932,633)					340,169,745

MUNICIPAL BONDS 0.16%

Miscellaneous

IL State GO	6.20%		7/1/2021	116	121,636
New Jersey Econ Dev Auth (AGM)	Zero Coupon		2/15/2020	8,075	8,000,468

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Miscellaneous (continued)

New Jersey Transp Tr Fnd Auth	5.00%		12/15/2019	$6,900	$6,972,657
State of Illinois	4.95%		6/1/2023	64,014	67,401,917
Total Municipal Bonds (cost $81,292,814)					82,496,678

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 23.22%

Sequoia Mortgage Trust 2012-4 A2	3.00	%#(l)	9/25/2042	2,177	2,199,824
1211 Avenue of the Americas Trust 2015-1211 XA IO†	0.38	%#(l)	8/10/2035	214,200	3,341,242
A10 Bridge Asset Financing LLC 2015-AA A1†	3.30%		5/15/2036	47,733	47,390,663
A10 Term Asset Financing LLC 2017-1A A1FX†	2.34%		3/15/2036	1,666	1,661,384
AD Mortgage Trust 2017-330M A†	3.294	%#(l)	8/15/2034	3,560	3,734,795
Americold LLC 2010-ARTA A1†	3.847%		1/14/2029	12,375	12,505,578
AOA Mortgage Trust 2015-1177 A†	2.957%		12/13/2029	24,596	24,980,696
AREIT Trust 2018-CRE2 A†	3.177%(1 Mo. LIBOR + .98%)	#	11/14/2035	68,354	68,377,797
Atrium Hotel Portfolio Trust 2017-ATRM A†	3.125%(1 Mo. LIBOR + .93%)	#	12/15/2036	19,170	19,167,264
Atrium Hotel Portfolio Trust 2017-ATRM B†	3.695%(1 Mo. LIBOR + 1.50%)	#	12/15/2036	31,196	31,222,922
Atrium Hotel Portfolio Trust 2018-ATRM A†	3.145%(1 Mo. LIBOR + .95%)	#	6/15/2035	51,559	51,498,114
Atrium Hotel Portfolio Trust 2018-ATRM B†	3.625%(1 Mo. LIBOR + 1.43%)	#	6/15/2035	28,355	28,349,768
Atrium Hotel Portfolio Trust 2018-ATRM C†	3.845%(1 Mo. LIBOR + 1.65%)	#	6/15/2035	9,012	9,013,228
Aventura Mall Trust 2013-AVM A†	3.867	%#(l)	12/5/2032	43,213	43,812,874
Aventura Mall Trust 2013-AVM D†	3.867	%#(l)	12/5/2032	11,000	11,152,625
BAMLL Commercial Mortgage Securities Trust 2019-AHT B†	3.795%(1 Mo. LIBOR + 1.60%)	#	3/15/2034	10,221	10,286,473
BAMLL Commercial Mortgage Securities Trust 2019-RLJ A†	3.245%(1 Mo. LIBOR + 1.05%)	#	4/15/2036	9,729	9,740,296
BAMLL Trust 2011-FSHN A†	4.42%		7/11/2033	34,912	36,121,247
Banc of America Commercial Mortgage Trust 2016-UB10 XA IO	2.131	%#(l)	7/15/2049	86,567	7,277,969
Bancorp Commercial Mortgage Trust (The) 2018-CR3 A†	3.045%(1 Mo. LIBOR + .85%)	#	1/15/2033	25,491	25,423,771
Bancorp Commercial Mortgage Trust 2017-CRE2 A†	3.045%(1 Mo. LIBOR + .85%)	#	8/15/2032	6,472	6,471,458
Bancorp Commercial Mortgage Trust 2019-CRE5 A†	3.195%(1 Mo. LIBOR + 1.00%)	#	3/15/2036	53,923	53,984,324
BB-UBS Trust 2012-SHOW A†	3.43%		11/5/2036	39,264	41,826,031
BB-UBS Trust 2012-TFT A†	2.892%		6/5/2030	71,213	71,210,002

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

BB-UBS Trust 2012-TFT B†	3.584	%#(l)	6/5/2030	$7,850	$7,787,417
BB-UBS Trust 2012-TFT C†	3.584	%#(l)	6/5/2030	14,354	14,211,110
BBCMS Mortgage Trust 2017-DELC A†	3.045%(1 Mo. LIBOR + .85%)	#	8/15/2036	43,785	43,792,330
BBCMS Mortgage Trust 2018-TALL A†	2.917%(1 Mo. LIBOR + .72%)	#	3/15/2037	41,484	41,417,891
BBCMS Mortgage Trust 2018-TALL E†	4.632%(1 Mo. LIBOR + 2.44%)	#	3/15/2037	49,994	50,237,261
BBCMS Trust 2013-TYSN C†	3.821%		9/5/2032	5,475	5,513,231
BBCMS Trust 2015-MSQ A†	3.593%		9/15/2032	19,174	19,899,613
BBCMS Trust 2015-STP A†	3.323%		9/10/2028	6,443	6,502,073
BBCMS Trust 2015-STP B†	3.927%		9/10/2028	11,400	11,528,591
BBCMS Trust 2015-STP C†	4.427	%#(l)	9/10/2028	23,900	24,167,259
BBCMS Trust 2015-STP XA IO†	1.104	%#(l)	9/10/2028	184,769	1,424,570
BBCMS Trust 2015-VFM A1†	2.466%		3/10/2036	27,353	27,682,683
BBCMS Trust 2018-BXH A†	3.195%(1 Mo. LIBOR + 1.00%)	#	10/15/2037	12,519	12,509,808
BDS 2018-FL1 A†	3.047%(1 Mo. LIBOR + .85%)	#	1/15/2035	20,447	20,466,039
BHP Trust 2019-BXHP 2019-BXHP A†	3.235%(1 Mo. LIBOR + .98%)	#	8/15/2036	47,811	47,581,531
BHP Trust 2019-BXHP 2019-BXHP B†	3.583%(1 Mo. LIBOR + 1.32%)	#	8/15/2036	42,561	42,382,759
BHP Trust 2019-BXHP E†	4.828%(1 Mo. LIBOR + 2.57%)	#	8/15/2036	40,350	40,179,905
BWAY Mortgage Trust 2013-1515 XB IO†	0.534	%#(l)	3/10/2033	103,040	2,208,652
BWAY Mortgage Trust 2015-1740 A†	2.917%		1/10/2035	9,488	9,892,508
BX Commercial Mortgage Trust 2018-BIOA A†	2.866%(1 Mo. LIBOR + .67%)	#	3/15/2037	118,269	118,153,936
BX Trust 2017-APPL A†	3.075%(1 Mo. LIBOR + .88%)	#	7/15/2034	32,570	32,583,572
BX Trust 2017-APPL D†	4.245%(1 Mo. LIBOR + 2.05%)	#	7/15/2034	21,454	21,497,733
BX Trust 2017-APPL E†	5.345%(1 Mo. LIBOR + 3.15%)	#	7/15/2034	32,923	33,061,775
BX Trust 2017-SLCT B†	3.395%(1 Mo. LIBOR + 1.20%)	#	7/15/2034	15,506	15,513,235
BX Trust 2017-SLCT C†	3.595%(1 Mo. LIBOR + 1.40%)	#	7/15/2034	18,765	18,776,116
BX Trust 2017-SLCT D†	4.245%(1 Mo. LIBOR + 2.05%)	#	7/15/2034	74,720	74,765,769
BX Trust 2017-SLCT E†	5.345%(1 Mo. LIBOR + 3.15%)	#	7/15/2034	56,002	56,306,281

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

BX Trust 2018-BILT A†	2.995%(1 Mo. LIBOR + .80%)	#	5/15/2030	$41,628	$41,592,666
BX Trust 2018-BILT D†	3.965%(1 Mo. LIBOR + 1.77%)	#	5/15/2030	11,427	11,449,712
BX Trust 2018-GW A†	2.995%(1 Mo. LIBOR + .80%)	#	5/15/2035	21,579	21,566,260
BX Trust 2018-GW D†	3.965%(1 Mo. LIBOR + 1.77%)	#	5/15/2035	15,601	15,670,964
BX Trust 2019-RP 2019-RP B†	3.69%(1 Mo. LIBOR + 1.50%)	#	6/15/2034	21,850	21,755,547
BXP Trust 2017-CQHP A†	3.045%(1 Mo. LIBOR + .85%)	#	11/15/2034	41,359	41,274,541
Caesars Palace Las Vegas Trust 2017-VICI A†	3.531%		10/15/2034	189,618	198,310,829
Caesars Palace Las Vegas Trust 2017-VICI B†	3.835%		10/15/2034	94,705	99,178,088
Caesars Palace Las Vegas Trust 2017-VICI C†	4.138%		10/15/2034	55,141	57,989,838
Caesars Palace Las Vegas Trust 2017-VICI D†	4.499	%#(l)	10/15/2034	28,230	29,715,400
Caesars Palace Las Vegas Trust 2017-VICI E†	4.499	%#(l)	10/15/2034	95,392	99,261,138
Caesars Palace Las Vegas Trust 2017-VICI XA IO†	0.968	%#(l)	10/15/2034	495,108	11,874,670
Caesars Palace Las Vegas Trust 2017-VICI XB IO†	0.538	%#(l)	10/15/2034	314,538	3,841,641
Cantor Commercial Real Estate Lending 2019-CF1 65A	4.411%		5/15/2052	5,498	5,872,139
CF Trust 2019-MF1 2019-MF1 A†	3.35%(1 Mo. LIBOR + 1.05%)	#	8/21/2032	49,351	49,459,909
CF Trust 2019-MF1 2019-MF1 B†	3.65%(1 Mo. LIBOR + 1.35%)	#	8/21/2032	9,204	9,224,329
CF Trust 2019-MF1 2019-MF1 C†	3.95%(1 Mo. LIBOR + 1.65%)	#	8/21/2032	12,746	12,774,111
CFCRE Commercial Mortgage Trust 2011-C2 AJ†	5.939	%#(l)	12/15/2047	8,307	8,778,393
CFCRE Commercial Mortgage Trust 2016-C4 XA IO	1.878	%#(l)	5/10/2058	69,259	6,205,451
CFCRE Commercial Mortgage Trust 2016-C6 XA IO	1.312	%#(l)	11/10/2049	157,068	10,558,502
CFCRE Commercial Mortgage Trust 2016-C7 XA IO	0.889	%#(l)	12/10/2054	146,332	6,701,427
CFCRE Commercial Mortgage Trust 2018-TAN A†	4.236%		2/15/2033	40,657	43,494,216
CGBAM Commercial Mortgage Trust 2015-SMRT B†	3.213%		4/10/2028	22,707	22,774,254
CGBAM Commercial Mortgage Trust 2015-SMRT C†	3.516%		4/10/2028	15,195	15,257,608
CGBAM Commercial Mortgage Trust 2015-SMRT D†	3.768%		4/10/2028	5,200	5,226,220
Cherrywood SB Commercial Mortgage Loan Trust 2016-1A AFX†	3.73%		3/25/2049	5,404	5,431,461
CHT Mortgage Trust 2017-CSMO A†	3.125%(1 Mo. LIBOR + 0.93%)	#	11/15/2036	92,398	92,496,921

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

CHT Mortgage Trust 2017-CSMO B†	3.595%(1 Mo. LIBOR + 1.40%)	#	11/15/2036	$32,200	$32,236,367
CHT Mortgage Trust 2017-CSMO D†	4.445%(1 Mo. LIBOR + 2.25%)	#	11/15/2036	28,625	28,699,104
Citigroup Commercial Mortgage Trust 2012-GC8 A4	3.024%		9/10/2045	33,314	34,289,784
Citigroup Commercial Mortgage Trust 2012-GC8 XB IO†	0.224	%#(l)	9/10/2045	218,445	1,053,208
Citigroup Commercial Mortgage Trust 2013-375P A†	3.251%		5/10/2035	14,500	15,102,037
Citigroup Commercial Mortgage Trust 2013-375P B†	3.635	%#(l)	5/10/2035	23,000	23,962,113
Citigroup Commercial Mortgage Trust 2013-GC11 XA IO	1.537	%#(l)	4/10/2046	370,600	15,565,334
Citigroup Commercial Mortgage Trust 2013-GC15 A4	4.371	%#(l)	9/10/2046	13,315	14,490,033
Citigroup Commercial Mortgage Trust 2014-GC19 A3	3.753%		3/10/2047	4,716	5,043,933
Citigroup Commercial Mortgage Trust 2014-GC19 A4	4.023%		3/10/2047	12,490	13,504,803
Citigroup Commercial Mortgage Trust 2014-GC21 XA IO	1.347	%#(l)	5/10/2047	189,681	8,939,648
Citigroup Commercial Mortgage Trust 2014-GC23 XB IO	0.31	%#(l)	7/10/2047	120,131	1,321,273
Citigroup Commercial Mortgage Trust 2015-GC27 AAB	2.944%		2/10/2048	9,186	9,429,338
Citigroup Commercial Mortgage Trust 2015-GC27 XA IO	1.516	%#(l)	2/10/2048	122,219	6,982,374
Citigroup Commercial Mortgage Trust 2015-GC31 XA IO	0.503	%#(l)	6/10/2048	243,686	4,716,836
Citigroup Commercial Mortgage Trust 2015-GC35 XA IO	1.01	%#(l)	11/10/2048	178,128	6,482,164
Citigroup Commercial Mortgage Trust 2016-GC36 XA IO	1.442	%#(l)	2/10/2049	99,902	6,502,233
Citigroup Commercial Mortgage Trust 2016-GC37 XA IO	1.927	%#(l)	4/10/2049	66,994	6,120,347
Citigroup Mortgage Loan Trust 2013-2 5A1†	2.406	%#(l)	7/25/2036	2,618	2,596,659
CityLine Commercial Mortgage Trust 2016-CLNE A†	2.871	%#(l)	11/10/2031	16,235	16,711,751
Commercial Mortgage Pass-Through Certificates 2010-C1 C†	6.152	%#(l)	7/10/2046	17,961	18,524,984
Commercial Mortgage Pass-Through Certificates 2010-C1 D†	6.287	%#(l)	7/10/2046	12,446	12,736,082
Commercial Mortgage Pass-Through Certificates 2012-CR3 AM†	3.416%		10/15/2045	7,449	7,673,987
Commercial Mortgage Pass-Through Certificates 2012-CR4 XA IO	1.913	%#(l)	10/15/2045	227,886	9,349,706
Commercial Mortgage Pass-Through Certificates 2012-CR5 AM†	3.223%		12/10/2045	22,028	22,812,491
Commercial Mortgage Pass-Through Certificates 2012-LC4 XA IO†	2.289	%#(l)	12/10/2044	61,857	2,547,935
Commercial Mortgage Pass-Through Certificates 2012-LTRT A1†	2.15%		10/5/2030	16,495	16,422,520
Commercial Mortgage Pass-Through Certificates 2013-CR10 A4	4.21	%#(l)	8/10/2046	9,960	10,802,433
Commercial Mortgage Pass-Through Certificates 2013-CR12 A3	3.765%		10/10/2046	17,392	18,465,817
Commercial Mortgage Pass-Through Certificates 2013-CR6 A4	3.101%		3/10/2046	4,850	5,016,318
Commercial Mortgage Pass-Through Certificates 2013-CR7 A4	3.213%		3/10/2046	29,455	30,569,359

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Commercial Mortgage Pass-Through Certificates 2013-CR7 XA IO	1.369	%#(l)	3/10/2046	$181,602	$6,126,073
Commercial Mortgage Pass-Through Certificates 2013-CR8 A5	3.612	%#(l)	6/10/2046	20,290	21,415,168
Commercial Mortgage Pass-Through Certificates 2013-CR8 XA IO	0.547	%#(l)	6/10/2046	445,625	5,758,319
Commercial Mortgage Pass-Through Certificates 2013-CR9 A4	4.373	%#(l)	7/10/2045	34,885	37,736,399
Commercial Mortgage Pass-Through Certificates 2013-GAM A2†	3.367%		2/10/2028	15,413	15,559,673
Commercial Mortgage Pass-Through Certificates 2013-SFS A1†	1.873%		4/12/2035	15,998	15,961,566
Commercial Mortgage Pass-Through Certificates 2013-WWP XB IO†	0.389	%#(l)	3/10/2031	265,903	2,593,219
Commercial Mortgage Pass-Through Certificates 2014 CR17 A4	3.70%		5/10/2047	60,470	64,791,948
Commercial Mortgage Pass-Through Certificates 2014-277P A†	3.732	%#(l)	8/10/2049	8,060	8,689,454
Commercial Mortgage Pass-Through Certificates 2014-CR16 A4	4.051%		4/10/2047	22,071	23,943,072
Commercial Mortgage Pass-Through Certificates 2014-CR17 A5	3.977%		5/10/2047	7,751	8,413,466
Commercial Mortgage Pass-Through Certificates 2014-CR18 A5	3.828%		7/15/2047	25,645	27,706,492
Commercial Mortgage Pass-Through Certificates 2014-CR19 A4	3.532%		8/10/2047	18,366	19,598,891
Commercial Mortgage Pass-Through Certificates 2014-CR19 A5	3.796%		8/10/2047	10,150	10,994,151
Commercial Mortgage Pass-Through Certificates 2014-CR19 XA IO	1.233	%#(l)	8/10/2047	86,601	3,677,836
Commercial Mortgage Pass-Through Certificates 2014-CR21 XA IO	1.022	%#(l)	12/10/2047	113,152	4,147,695
Commercial Mortgage Pass-Through Certificates 2014-FL5 B†	3.711%(1 Mo. LIBOR + 2.15%)	#	10/15/2031	773	773,428
Commercial Mortgage Pass-Through Certificates 2014-LC15 A3	3.727%		4/10/2047	73,012	78,284,457
Commercial Mortgage Pass-Through Certificates 2014-LC15 A4	4.006%		4/10/2047	18,061	19,599,841
Commercial Mortgage Pass-Through Certificates 2014-LC17 XA IO	0.998	%#(l)	10/10/2047	117,127	3,557,086
Commercial Mortgage Pass-Through Certificates 2014-UBS3 A4	3.819%		6/10/2047	13,342	14,387,391
Commercial Mortgage Pass-Through Certificates 2014-UBS5 XA IO	1.109	%#(l)	9/10/2047	208,742	6,973,674
Commercial Mortgage Pass-Through Certificates 2015-CR23 CMC†	3.807	%#(l)	5/10/2048	8,800	8,821,264
Commercial Mortgage Pass-Through Certificates 2015-PC1 XA IO†	0.824	%#(l)	7/10/2050	180,322	4,873,100

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Commercial Mortgage Pass-Through Certificates 2016-COR1 A2	2.499%		10/10/2049	$7,414	$7,481,528
Commercial Mortgage Pass-Through Certificates 2016-DC2 ASB	3.55%		2/10/2049	5,260	5,555,031
Commercial Mortgage Pass-Through Certificates 2016-GCT D†	3.577	%#(l)	8/10/2029	7,193	7,261,812
Commercial Mortgage Pass-Through Certificates 2016-GCT E†	3.577	%#(l)	8/10/2029	6,850	6,851,911
Commercial Mortgage Pass-Through Certificates 2017-PANW D†	4.343	%#(l)	10/10/2029	18,022	18,980,460
Commercial Mortgage Trust 2006-GG7 AM	5.821	%#(l)	7/10/2038	14,290	14,387,378
Commercial Mortgage Trust 2016-CD1 XA IO	1.549	%#(l)	8/10/2049	118,698	8,926,950
Core Industrial Trust 2015-CALW XA IO†	0.939	%#(l)	2/10/2034	183,704	2,984,503
Core Industrial Trust 2015-TEXW A†	3.077%		2/10/2034	842	867,174
Core Industrial Trust 2015-WEST XA IO†	1.076	%#(l)	2/10/2037	180,155	8,329,265
Core Industrial Trust 2015-WEST XB IO†	0.844	%#(l)	2/10/2037	90,323	3,209,294
Credit Suisse Commercial Mortgage Securities Corp. 2019-SKLZ A†	3.445%(1 Mo. LIBOR + 1.25%)	#	1/15/2034	8,300	8,328,237
Credit Suisse Commercial Mortgage Securities Corp. 2019-SKLZ B†	4.095%(1 Mo. LIBOR + 1.90%)	#	1/15/2034	33,700	33,864,887
Credit Suisse Commercial Mortgage Securities Corp. 2019-SKLZ C†	4.945%(1 Mo. LIBOR + 2.75%)	#	1/15/2034	21,900	22,082,396
Credit Suisse Commercial Mortgage Securities Corp. 2019-SKLZ D†	5.795%(1 Mo. LIBOR + 3.60%)	#	1/15/2034	6,000	6,070,535
Credit Suisse First Boston Mortgage Securities Corp. 2006-OMA B2†	5.538%		5/15/2023	9,750	9,823,845
Credit Suisse First Boston Mortgage Securities Corp. 2006-OMA C†	5.587%		5/15/2023	9,852	9,927,822
Credit Suisse Mortgage Capital Certificates 2011-2R 4A1†	2.376%(1 Mo. LIBOR + .11%)	#	2/27/2037	1,864	1,840,887
Credit Suisse Mortgage Capital Certificates 2012-7R 2A1†	4.548	%#(l)	6/26/2036	1,191	1,199,136
Credit Suisse Mortgage Capital Certificates 2014-USA X1 IO†	0.697	%#(l)	9/15/2037	115,519	3,256,491
Credit Suisse Mortgage Capital Certificates 2017-HD A†	3.145%(1 Mo. LIBOR + .95%)	#	2/15/2031	37,217	37,202,668
Credit Suisse Mortgage Capital Certificates 2017-HD B†	3.545%(1 Mo. LIBOR + 1.35%)	#	2/15/2031	12,038	12,021,755
Credit Suisse Mortgage Capital Certificates 2017-HD C†	3.895%(1 Mo. LIBOR + 1.70%)	#	2/15/2031	6,721	6,706,327
Credit Suisse Mortgage Capital Certificates 2017-HD D†	4.695%(1 Mo. LIBOR + 2.50%)	#	2/15/2031	12,130	12,090,592
Credit Suisse Mortgage Capital Certificates 2017-HD E†	5.845%(1 Mo. LIBOR + 3.65%)	#	2/15/2031	17,624	17,576,412

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Credit Suisse Mortgage Capital Certificates 2017-LSTK A†	2.761%		4/5/2033	$64,601	$64,931,598
Credit Suisse Mortgage Capital Certificates 2017-LSTK B†	3.03%		4/5/2033	13,175	13,234,351
Credit Suisse Mortgage Capital Certificates 2017-LSTK C†	3.229%		4/5/2033	8,450	8,480,377
Credit Suisse Mortgage Capital Certificates 2017-LSTK D†	3.442	%#(l)	4/5/2033	9,850	9,871,730
Credit Suisse Mortgage Capital Certificates 2017-MOON A†	3.197%		7/10/2034	45,816	47,322,201
Credit Suisse Mortgage Capital Certificates 2017-MOON B†	3.303	%#(l)	7/10/2034	8,250	8,455,213
Credit Suisse Mortgage Capital Certificates 2017-MOON D†	3.303	%#(l)	7/10/2034	9,093	9,196,827
Credit Suisse Mortgage Capital Certificates 2019-ICE4 A†	3.175%(1 Mo. LIBOR + .98%)	#	5/15/2036	97,265	97,441,614
Credit Suisse Mortgage Capital Certificates 2019-ICE4 B†	3.425%(1 Mo. LIBOR + 1.23%)	#	5/15/2036	98,596	98,901,204
Credit Suisse Mortgage Capital Certificates 2019-ICE4 C†	3.625%(1 Mo. LIBOR + 1.43%)	#	5/15/2036	105,392	105,852,879
Credit Suisse Mortgage Capital Certificates Trust 2017-PFHP A†	3.145%(1 Mo. LIBOR + .95%)	#	12/15/2030	18,561	18,575,667
Credit Suisse Mortgage Capital Certificates Trust 2017-PFHP C†	3.795%(1 Mo. LIBOR + 1.60%)	#	12/15/2030	14,832	14,798,293
CSAIL Commercial Mortgage Trust 2015-C2 ASB	3.224%		6/15/2057	16,706	17,275,668
CSAIL Commercial Mortgage Trust 2015-C4 A2	3.157%		11/15/2048	13,828	13,900,074
CSAIL Commercial Mortgage Trust 2016-C6 XA IO	1.943	%#(l)	1/15/2049	207,565	17,040,146
CSAIL Commercial Mortgage Trust 2016-C7 XA IO	1.162	%#(l)	11/15/2049	229,125	12,448,680
CSAIL Commercial Mortgage Trust 2018-C14 A2	4.261%		11/15/2051	46,551	50,483,535
CSMC 2014-USA OA LLC 2014-USA A1†	3.304%		9/15/2037	12,000	12,351,763
DBGS Mortgage Trust 2018 5BP A†	2.84%(1 Mo. LIBOR + .65%)	#	6/15/2033	38,755	38,673,750
DBGS Mortgage Trust 2018-BIOD A†	2.998%(1 Mo. LIBOR + .80%)	#	5/15/2035	49,317	49,395,781
DBJPM Mortgage Trust 2016-C3 XA IO	1.632	%#(l)	8/10/2049	194,980	16,455,500
DBUBS Mortgage Trust 2011-LC2A A1†	3.527%		7/10/2044	5,822	5,859,715
DBUBS Mortgage Trust 2011-LC2A A4†	4.537%		7/10/2044	17,793	18,351,770
DBUBS Mortgage Trust 2011-LC2A B†	4.998	%#(l)	7/10/2044	6,825	7,113,238
DBUBS Mortgage Trust 2011-LC3A PM4†	5.268	%#(l)	5/10/2044	9,200	9,448,630
DBWF Mortgage Trust 2015-LCM A1†	2.998%		6/10/2034	16,102	16,344,910
DBWF Mortgage Trust 2015-LCM XA IO†	0.537	%#(l)	6/10/2034	31,818	491,909
DBWF Mortgage Trust 2018-AMXP A†	3.873	%#(l)	5/5/2035	303,200	318,890,630
DBWF Mortgage Trust 2018-AMXP B†	4.122	%#(l)	5/5/2035	53,868	56,757,749
DBWF Mortgage Trust 2018-AMXP C†	3.956	%#(l)	5/5/2035	49,438	51,804,350
DBWF Mortgage Trust 2018-AMXP D†	3.917	%#(l)	5/5/2035	6,780	7,071,235
DBWF Mortgage Trust 2018-GLKS A†	3.212%(1 Mo. LIBOR + 1.03%)	#	11/19/2035	75,649	75,705,903

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

DBWF Mortgage Trust 2018-GLKS B†	3.532%(1 Mo. LIBOR + 1.35%)	#	11/19/2035	$12,250	$12,252,021
DBWF Mortgage Trust 2018-GLKS D†	4.582%(1 Mo. LIBOR + 2.40%)	#	11/19/2035	34,200	34,258,400
Exantas Capital Corp., Ltd. 2019-RSO7 A†	3.197%(1 Mo. LIBOR + 1.00%)	#	4/15/2036	38,943	38,983,901
Exantas Capital Corp., Ltd. 2019-RSO7 AS†	3.697%(1 Mo. LIBOR + 1.50%)	#	4/15/2036	38,900	38,964,185
GRACE Mortgage Trust 2014-GRCE A†	3.369%		6/10/2028	37,238	37,941,606
Great Wolf Trust 2017-WOLF D†	4.295%(1 Mo. LIBOR + 2.10%)	#	9/15/2034	65,917	66,006,344
Great Wolf Trust 2017-WOLF E†	5.295%(1 Mo. LIBOR + 3.10%)	#	9/15/2034	76,090	76,282,706
Great Wolf Trust 2017-WOLF F†	6.265%(1 Mo. LIBOR + 4.07%)	#	9/15/2034	15,289	15,344,800
GS Mortgage Securities Corp Trust 2017-SLP A†	3.419%		10/10/2032	12,601	13,078,316
GS Mortgage Securities Corp. II 2012-BWTR A†	2.954%		11/5/2034	9,225	9,499,090
GS Mortgage Securities Corp. II 2012-TMSQ A†	3.007%		12/10/2030	43,122	44,324,142
GS Mortgage Securities Corp. II 2012-TMSQ C†	3.573	%#(l)	12/10/2030	14,494	14,878,068
GS Mortgage Securities Corp. II 2013-KING A†	2.706%		12/10/2027	34,297	34,279,726
GS Mortgage Securities Corp. II 2013-KING B†	3.241%		12/10/2027	28,300	28,283,289
GS Mortgage Securities Corp. II 2013-KING C†	3.55	%#(l)	12/10/2027	22,300	22,286,578
GS Mortgage Securities Corp. II 2013-KING E†	3.55	%#(l)	12/10/2027	3,000	2,992,277
GS Mortgage Securities Corp. Trust 2012-ALOH A†	3.551%		4/10/2034	66,194	68,482,976
GS Mortgage Securities Corp. Trust 2012-ALOH B†	4.049%		4/10/2034	10,750	11,110,916
GS Mortgage Securities Corp. Trust 2012-ALOH C†	4.267	%#(l)	4/10/2034	6,779	7,017,995
GS Mortgage Securities Corp. Trust 2016-RENT C†	4.202	%#(l)	2/10/2029	13,648	13,849,548
GS Mortgage Securities Corp. Trust 2017-GPTX A†	2.856%		5/10/2034	42,391	42,731,955
GS Mortgage Securities Corp. Trust 2017-GPTX B†	3.104%		5/10/2034	31,294	31,472,858
GS Mortgage Securities Corp. Trust 2017-STAY A†	3.045%(1 Mo. LIBOR + .85%)	#	7/15/2032	35,859	35,881,469
GS Mortgage Securities Corp. Trust 2017-STAY B†	3.295%(1 Mo. LIBOR + 1.10%)	#	7/15/2032	16,811	16,556,334
GS Mortgage Securities Corp. Trust 2017-STAY C†	3.545%(1 Mo. LIBOR + 1.35%)	#	7/15/2032	15,428	15,127,993
GS Mortgage Securities Corp. Trust 2017-STAY D†	4.145%(1 Mo. LIBOR + 1.95%)	#	7/15/2032	19,051	18,679,212
GS Mortgage Securities Corp. Trust 2018-FBLU A†	3.145%(1 Mo. LIBOR + .95%)	#	11/15/2035	73,368	73,395,652

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

GS Mortgage Securities Corp. Trust 2018-FBLU E†	4.945%(1 Mo. LIBOR + 2.75%)	#	11/15/2035	$19,126	$19,289,923
GS Mortgage Securities Corp. Trust 2018-RIVR A†	3.145%(1 Mo. LIBOR + .95%)	#	7/15/2035	47,683	47,824,695
GS Mortgage Securities Corp. Trust 2019-BOCA A†	3.395%(1 Mo. LIBOR + 1.20%)	#	6/15/2038	96,564	96,646,079
GS Mortgage Securities Corp. Trust 2019-BOCA B†	3.695%(1 Mo. LIBOR + 1.50%)	#	6/15/2038	18,875	18,902,956
GS Mortgage Securities Trust 2010-C2 A1†	3.849%		12/10/2043	1,795	1,808,276
GS Mortgage Securities Trust 2011-GC5 B†	5.557	%#(l)	8/10/2044	39,535	41,498,040
GS Mortgage Securities Trust 2012-GC6 B†	5.84	%#(l)	1/10/2045	14,812	15,852,347
GS Mortgage Securities Trust 2012-GC6 XA IO†	2.126	%#(l)	1/10/2045	174,240	6,138,333
GS Mortgage Securities Trust 2012-GCJ7 B	4.74%		5/10/2045	11,331	11,897,602
GS Mortgage Securities Trust 2012-GCJ9 XA IO	2.11	%#(l)	11/10/2045	88,562	4,577,466
GS Mortgage Securities Trust 2012-GCJ9 XB IO†	0.44	%#(l)	11/10/2045	90,229	980,199
GS Mortgage Securities Trust 2013 GC12 B	3.777	%#(l)	6/10/2046	5,809	6,041,643
GS Mortgage Securities Trust 2013-G1 A1†	2.059%		4/10/2031	9,295	9,281,554
GS Mortgage Securities Trust 2013-GC12 XA IO	1.56	%#(l)	6/10/2046	443,117	19,270,288
GS Mortgage Securities Trust 2013-GC14 A5	4.243%		8/10/2046	16,691	18,040,057
GS Mortgage Securities Trust 2014-GC18 A4	4.074%		1/10/2047	13,702	14,827,685
GS Mortgage Securities Trust 2014-GC22 A5	3.862%		6/10/2047	25,948	28,013,827
GS Mortgage Securities Trust 2014-GC26 XA IO	1.137	%#(l)	11/10/2047	94,956	3,867,626
GS Mortgage Securities Trust 2015-GS1 XA IO	0.939	%#(l)	11/10/2048	93,889	3,936,598
GS Mortgage Securities Trust 2016-GS2 XA IO	1.805	%#(l)	5/10/2049	221,372	17,705,948
GS Mortgage Securities Trust 2016-GS4 225A†	2.636%		11/10/2029	12,237	12,283,933	(a)
GS Mortgage Securities Trust 2016-GS4 225C†	3.778%		11/10/2029	21,308	21,729,988	(a)
GS Mortgage Securities Trust 2016-GS4 225D†	4.766%		11/10/2029	28,888	29,805,871	(a)
Hawaii Hotel Trust 2019-MAUI A†	3.345%(1 Mo. LIBOR + 1.15%)	#	5/15/2038	106,236	106,456,132
Hawaii Hotel Trust 2019-MAUI B†	3.645%(1 Mo. LIBOR + 1.45%)	#	5/15/2038	35,079	35,151,873
Hilton Orlando Trust 2018-ORL A†	2.965%(1 Mo. LIBOR + .77%)	#	12/15/2034	32,401	32,406,142
Hilton Orlando Trust 2018-ORL D†	3.895%(1 Mo. LIBOR + 1.70%)	#	12/15/2034	22,717	22,744,181
Hilton USA Trust 2016-SFP B†	3.323%		11/5/2035	4,745	4,760,025
HMH Trust 2017-NSS A†	3.062%		7/5/2031	33,687	34,379,133
HMH Trust 2017-NSS B†	3.343%		7/5/2031	21,685	22,212,982
HMH Trust 2017-NSS C†	3.787%		7/5/2031	16,116	16,399,898
HMH Trust 2017-NSS D†	4.723%		7/5/2031	21,309	21,913,570

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Hudsons Bay Simon JV Trust 2015-HB10 XA10 IO†	1.474	%#(l)	8/5/2034	$150,785	$10,704,227
Hudsons Bay Simon JV Trust 2015-HB7 A7†	3.914%		8/5/2034	65,851	67,595,782
Hudsons Bay Simon JV Trust 2015-HB7 B7†	4.666%		8/5/2034	5,000	5,068,890
Hudsons Bay Simon JV Trust 2015-HB7 D7†	5.331	%#(l)	8/5/2034	5,000	4,792,902
Hudsons Bay Simon JV Trust 2015-HB7 XA7 IO†	1.417	%#(l)	8/5/2034	171,661	5,906,855
IMT Trust 2017-APTS AFX†	3.478%		6/15/2034	1,380	1,460,432
Irvine Core Office Trust 2013-IRV A1†	2.068%		5/15/2048	28,976	29,003,159
Irvine Core Office Trust 2013-IRV A2†	3.279	%#(l)	5/15/2048	40,462	42,261,799
Irvine Core Office Trust 2013-IRV XA IO†	1.211	%#(l)	5/15/2048	59,045	1,213,543
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2019-MARG A†	3.295%(1 Mo. LIBOR + 1.10%)	#	5/15/2034	48,269	48,402,705
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2019-MARG B†	3.595%(1 Mo. LIBOR + 1.40%)	#	5/15/2034	11,000	11,030,250
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2019-MARG C†	3.905%(1 Mo. LIBOR + 1.71%)	#	5/15/2034	7,900	7,921,488
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2019-MARG D†	4.305%(1 Mo. LIBOR + 2.11%)	#	5/15/2034	11,950	11,982,145
JPMBB Commercial Mortgage Securities Trust 2014-C26 A4	3.494%		1/15/2048	10,100	10,822,049
JPMBB Commercial Mortgage Securities Trust 2015-C27 A3A2†	2.92%		2/15/2048	47,373	49,412,919
JPMorgan Chase Commercial Mortgage Securities Trust 2009-IWST C†	7.694	%#(l)	12/5/2027	5,730	5,751,280
JPMorgan Chase Commercial Mortgage Securities Trust 2010-C1 A2†	4.608%		6/15/2043	1,602	1,606,635
JPMorgan Chase Commercial Mortgage Securities Trust 2010-C2 B†	5.075	%#(l)	11/15/2043	1,710	1,743,822
JPMorgan Chase Commercial Mortgage Securities Trust 2012-C6 B	4.819	%#(l)	5/15/2045	9,466	9,988,940
JPMorgan Chase Commercial Mortgage Securities Trust 2012-WLDN A†	3.905%		5/5/2030	74,150	76,755,250
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C10 XA IO	1.124	%#(l)	12/15/2047	263,661	7,636,816
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C12 XA IO	0.605	%#(l)	7/15/2045	141,820	2,113,630
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C14 A4	4.133	%#(l)	8/15/2046	37,840	40,819,484
JPMorgan Chase Commercial Mortgage Securities Trust 2013-LC11 XA IO	1.402	%#(l)	4/15/2046	98,130	3,824,307
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C18 A5	4.079%		2/15/2047	20,800	22,598,984

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 A2	3.046%		4/15/2047	$414	$413,299
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XA IO	0.93	%#(l)	4/15/2047	65,769	1,509,016
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XB IO	0.46	%#(l)	4/15/2047	34,361	520,940
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C22 A4	3.801%		9/15/2047	36,541	39,530,258
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C24 XA IO	1.085	%#(l)	11/15/2047	102,299	3,342,984
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C25 XA IO	1.078	%#(l)	11/15/2047	178,409	6,600,341
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C26 XA IO	1.159	%#(l)	1/15/2048	173,519	6,703,905
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY A†	3.429%		6/10/2027	163,798	165,394,525
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY B†	3.771%		6/10/2027	20,772	20,740,599
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY C†	3.931	%#(l)	6/10/2027	14,352	13,489,287
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY D†	3.931	%#(l)	6/10/2027	25,795	17,255,121
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY XA IO†	0.503	%#(l)	6/10/2027	102,274	3,068
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY XB IO†	0.16	%#(l)	6/10/2027	45,476	455
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C28 A2	2.773%		10/15/2048	2,405	2,404,267
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C29 XA IO	0.904	%#(l)	5/15/2048	91,904	2,362,291
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C30 XA IO	0.674	%#(l)	7/15/2048	133,660	3,585,366
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C31 A2	3.008%		8/15/2048	5,000	5,019,736
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C32 ASB	3.358%		11/15/2048	15,275	15,935,396
JPMorgan Chase Commercial Mortgage Securities Trust 2015-UES B†	3.387%		9/5/2032	12,900	12,971,678
JPMorgan Chase Commercial Mortgage Securities Trust 2015-UES C†	3.742	%#(l)	9/5/2032	10,800	10,864,826
JPMorgan Chase Commercial Mortgage Securities Trust 2015-UES XA IO†	0.809	%#(l)	9/5/2032	242,750	1,025,619
JPMorgan Chase Commercial Mortgage Securities Trust 2016-JP4 XA IO	0.878	%#(l)	12/15/2049	169,714	5,780,022

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI A†	2.798%		10/5/2031	$60,038	$60,799,822
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI B†	3.201%		10/5/2031	12,036	12,218,709
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI C†	3.554%		10/5/2031	15,357	15,609,873
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI D†	4.143	%#(l)	10/5/2031	29,748	30,414,644
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI E†	4.143	%#(l)	10/5/2031	9,726	9,863,784
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI XA IO†	1.345	%#(l)	10/5/2031	131,129	2,575,374
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI XB IO†	0.791	%#(l)	10/5/2031	77,997	865,767
JPMorgan Chase Commercial Mortgage Securities Trust 2017-C5 A2	3.33%		3/15/2050	20,929	21,521,878
JPMorgan Chase Commercial Mortgage Securities Trust 2017-JP7 A3	3.379%		9/15/2050	10,000	10,601,298
JPMorgan Chase Commercial Mortgage Securities Trust 2017-JP7 XA IO	1.224	%#(l)	9/15/2050	293,675	18,496,866
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK A†	3.392%		6/5/2032	51,308	52,632,003
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK B†	3.795%		6/5/2032	21,137	21,672,210
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK C†	4.171	%#(l)	6/5/2032	15,721	16,101,936
JPMorgan Chase Commercial Mortgage Securities Trust 2018-BCON A†	3.735%		1/5/2031	27,681	29,113,802
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ A†	3.195%(1 Mo. LIBOR + 1.00%)	#	6/15/2032	139,138	139,191,745
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ B†	3.495%(1 Mo. LIBOR + 1.30%)	#	6/15/2032	36,024	36,049,921
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ C†	3.795%(1 Mo. LIBOR + 1.60%)	#	6/15/2032	28,166	28,231,090
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ D†	4.295%(1 Mo. LIBOR + 2.10%)	#	6/15/2032	4,888	4,912,167
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ E†	5.195%(1 Mo. LIBOR + 3.00%)	#	6/15/2035	7,133	7,184,421

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JPMorgan Chase Commercial Mortgage Securities Trust 2018-MINN†	3.345%(1 Mo. LIBOR + 1.27%)	#	11/15/2035	$38,730	$38,802,619
JPMorgan Chase Commercial Mortgage Securities Trust 2018-MINN B†	3.675%(1 Mo. LIBOR + 1.60%)	#	11/15/2035	10,053	10,071,849
JPMorgan Chase Commercial Mortgage Securities Trust 2018-MINN C†	4.025%(1 Mo. LIBOR + 1.95%)	#	11/15/2035	8,746	8,762,399
JPMorgan Chase Commercial Mortgage Securities Trust 2018-MINN D†	4.325%(1 Mo. LIBOR + 2.25%)	#	11/15/2035	4,900	4,909,187
JPMorgan Chase Commercial Mortgage Securities Trust 2018-PTC A†	3.395%(1 Mo. LIBOR + 1.20%)	#	4/15/2031	53,048	53,133,678
JPMorgan Chase Commercial Mortgage Securities Trust 2018-PTC B†	4.095%(1 Mo. LIBOR + 1.90%)	#	4/15/2031	14,359	14,379,594
JPMorgan Chase Commercial Mortgage Securities Trust 2018-PTC C†	4.495%(1 Mo. LIBOR + 2.30%)	#	4/15/2031	10,608	10,632,967
JPMorgan Chase Commercial Mortgage Securities Trust 2018-PTC D†	5.315%(1 Mo. LIBOR + 3.12%)	#	4/15/2031	5,572	5,585,949
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT AFL†	3.194%(1 Mo. LIBOR + .95%)	#	7/5/2033	32,310	32,322,103
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT AFX†	4.248%		7/5/2033	101,017	108,898,276
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT BFX†	4.549%		7/5/2033	23,661	25,544,141
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT CFL†	3.894%(1 Mo. LIBOR + 1.65%)	#	7/5/2033	9,118	9,128,063
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT CFX†	4.95%		7/5/2033	31,569	34,128,463
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT DFL†	4.494%(1 Mo. LIBOR + 2.25%)	#	7/5/2033	9,118	9,137,606
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT DFX†	5.35%		7/5/2033	36,128	39,109,882
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT XAFX IO†	1.295	%#(l)	7/5/2033	155,900	6,354,484
JPMorgan Chase Commercial Mortgage Securities Trust 2019-ICON A†	3.884%		1/5/2034	48,806	52,359,565
JPMorgan Chase Commercial Mortgage Securities Trust 2019-ICON B†	4.235%		1/5/2034	13,737	14,732,108
JPMorgan Chase Commercial Mortgage Securities Trust 2019-ICON C†	4.536%		1/5/2034	13,000	13,937,560

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JPMorgan Chase Commercial Mortgage Securities Trust 2019-ICON D†	5.038%		1/5/2034	$13,262	$14,184,239
JPMorgan Chase Commercial Mortgage Securities Trust 2019-UES A†	3.81%		5/5/2032	6,710	7,213,919
Key Commercial Mortgage Securities Trust 2019-S2 2019-S2 A1†	2.656%		6/15/2052	16,724	16,944,218
Key Commercial Mortgage Securities Trust 2019-S2 2019-S2 X†	1.727	%#(l)	6/15/2052	132,951	14,195,408	(a)
Ladder Capital Commercial Mortgage Securities LLC 2014-909 A†	3.388%		5/15/2031	7,200	7,333,180
Ladder Capital Commercial Mortgage Securities LLC 2014-PKMD A†	2.952	%#(l)	11/14/2027	190,968	190,723,962
Ladder Capital Commercial Mortgage Securities LLC 2014-PKMD B†	2.952	%#(l)	11/14/2027	16,023	15,999,288
Ladder Capital Commercial Mortgage Trust 2013-GCP A1†	3.575%		2/15/2036	8,000	8,510,030
LoanCore Issuer Ltd. 2019-CRE3 A†	3.245%(1 Mo. LIBOR + 1.05%)	#	4/15/2034	116,635	116,726,850
LoanCore Issuer Ltd. 2019-CRE3 AS†	3.565%(1 Mo. LIBOR + 1.37%)	#	4/15/2034	24,298	24,350,241
LSTAR Commercial Mortgage Trust 2016-4 XA IO†	2.032	%#(l)	3/10/2049	103,029	6,438,853
LSTAR Commercial Mortgage Trust 2017-5 A1†	2.417%		3/10/2050	13,760	13,806,800
LSTAR Commercial Mortgage Trust 2017-5 A2†	2.776%		3/10/2050	28,000	28,295,498
LSTAR Commercial Mortgage Trust 2017-5 A3†	4.50%		3/10/2050	72,650	77,800,522
Morgan Stanley Bank of America Merrill Lynch Trust 2012-CKSV A1†	2.117%		10/15/2030	10,898	10,843,956
Morgan Stanley Bank of America Merrill Lynch Trust 2012-CKSV A2†	3.277%		10/15/2030	15,315	15,580,051
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7 A4	2.918%		2/15/2046	5,280	5,421,009
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8 A4	3.134%		12/15/2048	9,470	9,787,830
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9 XA IO	1.197	%#(l)	5/15/2046	206,573	6,700,571
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9 XB IO†	0.405	%#(l)	5/15/2046	107,177	1,291,486
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19 XA IO	1.199	%#(l)	12/15/2047	122,769	5,086,651
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C24 ASB	3.479%		5/15/2048	16,231	17,005,865

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Morgan Stanley Bank of America Merrill Lynch Trust 2016-C29 XA IO	1.769	%#(l)	5/15/2049	$129,865	$10,355,622
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C31 XA IO	1.564	%#(l)	11/15/2049	271,087	20,288,553
Morgan Stanley Capital Barclays Bank Trust 2016-MART A†	2.20%		9/13/2031	5,681	5,697,078
Morgan Stanley Capital Barclays Bank Trust 2016-MART B†	2.48%		9/13/2031	11,590	11,578,255
Morgan Stanley Capital Barclays Bank Trust 2016-MART C†	2.817%		9/13/2031	25,000	25,042,242
Morgan Stanley Capital I Trust 2011-C2 A4†	4.661%		6/15/2044	7,537	7,798,682
Morgan Stanley Capital I Trust 2012-C4 AS	3.773%		3/15/2045	11,384	11,780,493
Morgan Stanley Capital I Trust 2012-C4 XA IO†	2.257	%#(l)	3/15/2045	178,231	7,286,745
Morgan Stanley Capital I Trust 2012-STAR A1†	2.084%		8/5/2034	15,896	15,830,289
Morgan Stanley Capital I Trust 2012-STAR A2†	3.201%		8/5/2034	9,421	9,729,564
Morgan Stanley Capital I Trust 2012-STAR B†	3.451%		8/5/2034	1,267	1,306,943
Morgan Stanley Capital I Trust 2013-WLSR A†	2.695%		1/11/2032	8,744	8,735,223
Morgan Stanley Capital I Trust 2014-CPT A†	3.35%		7/13/2029	19,300	19,709,229
Morgan Stanley Capital I Trust 2014-CPT XA IO†	0.188%	#(l)	7/13/2029	260,000	520,000
Morgan Stanley Capital I Trust 2014-MP A†	3.469%		8/11/2033	8,445	8,676,334
Morgan Stanley Capital I Trust 2015-420 A†	3.727%		10/12/2050	25,022	26,543,052
Morgan Stanley Capital I Trust 2015-UBS8 ASB	3.626%		12/15/2048	9,549	10,042,348
Morgan Stanley Capital I Trust 2016-UB11 XA IO	1.767%	#(l)	8/15/2049	86,092	6,825,262
Morgan Stanley Capital I Trust 2016-UB11 XB IO	1.133%	#(l)	8/15/2049	121,223	7,475,142
Motel 6 Trust 2017-MTL6 C†	3.595%(1 Mo. LIBOR + 1.40%)	#	8/15/2034	29,082	29,112,437
Motel 6 Trust 2017-MTL6 D†	4.345%(1 Mo. LIBOR + 2.15%)	#	8/15/2034	122,003	122,255,627
Motel 6 Trust 2017-MTL6 E†	5.445%(1 Mo. LIBOR + 3.25%)	#	8/15/2034	119,159	119,733,846
Motel 6 Trust 2017-MTL6 F†	6.445%(1 Mo. LIBOR + 4.25%)	#	8/15/2034	34,884	35,182,778
MSCG Trust 2015-ALDR A1†	2.612%		6/7/2035	20,285	20,395,567
MSCG Trust 2016-SNR A†	3.46%	#(l)	11/15/2034	38,784	39,081,304
MSCG Trust 2016-SNR B†	4.181%		11/15/2034	22,587	22,969,214
MSCG Trust 2016-SNR C†	5.205%		11/15/2034	14,521	14,892,580
Natixis Commercial Mortgage Securities Trust 2018-285M A†	3.917%	#(l)	11/15/2032	68,091	71,341,535
Natixis Commercial Mortgage Securities Trust 2018-285M B†	3.917%	#(l)	11/15/2032	17,029	17,788,538
New Orleans Hotel Trust 2019-HNLA A†	3.184%(1 Mo. LIBOR + .99%)	#	4/15/2032	87,212	87,307,619
New Orleans Hotel Trust 2019-HNLA D†	4.234%(1 Mo. LIBOR + 2.04%)	#	4/15/2032	15,495	15,554,409

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

New Orleans Hotel Trust 2019-HNLA E†	4.884%(1 Mo. LIBOR + 2.69%)	#	4/15/2032	$5,000	$5,023,153
New Orleans Hotel Trust 2019-HNLA F†	5.884%(1 Mo. LIBOR + 3.69%)	#	4/15/2032	3,000	3,022,235
Palisades Center Trust 2016-PLSD A†	2.713%		4/13/2033	6,735	6,748,629
Palisades Center Trust 2016-PLSD C†	3.998%		4/13/2033	40,040	38,978,988
Palisades Center Trust 2016-PLSD D†	4.737%		4/13/2033	34,072	32,774,770
PFP Ltd. 2019-5 A†	3.167%(1 Mo. LIBOR + .97%)	#	4/14/2036	95,545	95,724,625
Prima Capital CRE Securitization 2015-5A B†	3.50%		12/24/2050	115,758	117,241,965
Prima Capital CRE Securitization 2015-5A C†	4.50%		12/24/2050	93,302	92,516,714
Prima Capital CRE Securitization Ltd. 2013-3A A†	2.214%		10/24/2035	10,807	10,830,131	(a)
Prima Capital CRE Securitization Ltd. 2013-3A C†	5.00%		10/24/2035	35,011	35,314,538
Prima Capital CRE Securitization Ltd. 2015-4A MR-A†	2.55%		8/24/2049	76,235	76,206,839
Prima Capital CRE Securitization Ltd. 2016-6A A†	2.85%		8/24/2040	101,766	101,870,935
RAIT Trust 2017-FL7 A†	3.145%(1 Mo. LIBOR + .95%)	#	6/15/2037	8,698	8,696,112
RBS Commercial Funding, Inc. Trust 2013-SMV A†	3.26%		3/11/2031	57,896	59,681,408
Ready Capital Mortgage Financing LLC 2019-FL3 A†	3.145%(1 Mo. LIBOR + 1.00%)	#	3/25/2034	71,768	71,950,650
Ready Capital Mortgage Trust 2019-5 A†	3.777%		2/25/2052	14,267	14,789,793
ReadyCap Commercial Mortgage Trust 2015-2 A†	3.804%		6/25/2055	11,992	12,476,482
ReadyCap Commercial Mortgage Trust 2018-4 A†	3.39%		2/27/2051	26,792	26,931,712
ReadyCap Mortgage Trust 2016-3 A†	2.94%		11/20/2038	485	484,573
RETL 2019-RVP A†	3.345%(1 Mo. LIBOR + 1.15%)	#	3/15/2036	37,905	38,007,911
RETL 2019-RVP C†	4.295%(1 Mo. LIBOR + 2.10%)	#	3/15/2036	19,830	19,937,395
Shelter Growth CRE Issuer Ltd. 2018-FL1 A†	3.195%(1 Mo. LIBOR + 1.00%)	#	1/15/2035	13,004	13,031,795
Shelter Growth CRE Issuer Ltd. 2019-FL2 A†	3.295%(1 Mo. LIBOR + 1.10%)	#	5/15/2036	73,003	73,093,341
Shelter Growth CRE Issuer Ltd. 2019-FL2 AS†	3.645%(1 Mo. LIBOR + 1.45%)	#	5/15/2036	22,967	23,002,312
Shops at Crystals Trust 2016-CSTL XA IO†	0.73%	#(l)	7/5/2036	112,000	4,226,880
SLIDE 2018-FUN A†	3.095%(1 Mo. LIBOR + .90%)	#	6/15/2031	56,613	56,626,047

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

SLIDE 2018-FUN B†	3.445%(1 Mo. LIBOR + 1.25%)	#	6/15/2031	$8,779	$8,787,514
SLIDE 2018-FUN C†	3.745%(1 Mo. LIBOR + 1.55%)	#	6/15/2031	7,129	7,144,858
SLIDE 2018-FUN D†	4.045%(1 Mo. LIBOR + 1.85%)	#	6/15/2031	11,533	11,573,374
Stonemont Portfolio Trust 2017-MONT A†	3.022%(1 Mo. LIBOR + .85%)	#	8/20/2030	5,579	5,582,849
Stonemont Portfolio Trust 2017-MONT D†	4.222%(1 Mo. LIBOR + 2.05%)	#	8/20/2030	65,640	65,745,096
Stonemont Portfolio Trust 2017-MONT E†	4.922%(1 Mo. LIBOR + 2.75%)	#	8/20/2030	102,671	102,946,139
Stonemont Portfolio Trust 2017-MONT F†	5.772%(1 Mo. LIBOR + 3.60%)	#	8/20/2030	56,460	56,680,154
Structured Asset Securities Corp. 2006-3H 1A2	5.75%		12/25/2035	6,176	6,431,223
Structured Asset Securities Corp. 2006-3H 1A3	5.75%		12/25/2035	3,748	3,909,632
UBS Commercial Mortgage Trust 2017-C6 XA IO	1.179%	#(l)	12/15/2050	377,385	25,816,273
UBS-BAMLL Trust 2012-WRM D†	4.379%	#(l)	6/10/2030	6,900	6,792,258
UBS-Barclays Commercial Mortgage Trust 2012-C2 A4	3.525%		5/10/2063	71,467	74,240,214
UBS-Barclays Commercial Mortgage Trust 2012-C2 BEC†	4.976%	#(l)	5/10/2063	8,100	8,439,075
UBS-Barclays Commercial Mortgage Trust 2012-C2 XA IO†	1.471%	#(l)	5/10/2063	83,863	2,641,163
UBS-Barclays Commercial Mortgage Trust 2012-C3 A4	3.091%		8/10/2049	13,930	14,334,013
UBS-Barclays Commercial Mortgage Trust 2012-C4 A4	2.792%		12/10/2045	34,991	35,627,654
UBS-Barclays Commercial Mortgage Trust 2012-C4 A5	2.85%		12/10/2045	23,671	24,299,179
UBS-Barclays Commercial Mortgage Trust 2013-C5 A4	3.185%		3/10/2046	87,463	90,761,795
UBS-Barclays Commercial Mortgage Trust 2013-C5 AS†	3.347%		3/10/2046	23,805	24,632,450
UBS-Barclays Commercial Mortgage Trust 2013-C5 B†	3.649%	#(l)	3/10/2046	12,000	12,448,066
UBS-Barclays Commercial Mortgage Trust 2013-C5 XA IO†	1.091%	#(l)	3/10/2046	347,901	9,454,165
UBS-Barclays Commercial Mortgage Trust 2013-C6 XA IO†	1.267%	#(l)	4/10/2046	411,573	13,752,626
UBS-Citigroup Commercial Mortgage Trust 2011-C1 AS†	5.154%		1/10/2045	4,900	5,175,845
VNDO Mortgage Trust 2012-6AVE A†	2.996%		11/15/2030	14,400	14,874,895
Vornado DP LLC Trust 2010-VNO A1†	2.97%		9/13/2028	4,495	4,505,885
Vornado DP LLC Trust 2010-VNO A2FX†	4.004%		9/13/2028	14,787	14,943,321
Vornado DP LLC Trust 2010-VNO C†	5.28%		9/13/2028	6,120	6,229,668
Waikiki Beach Hotel Trust 2019-WBM A†	3.245%(1 Mo. LIBOR + 1.05%)	#	12/15/2033	80,900	80,555,576
Waikiki Beach Hotel Trust 2019-WBM B†	3.425%(1 Mo. LIBOR + 1.23%)	#	12/15/2033	31,700	31,547,396
Waikiki Beach Hotel Trust 2019-WBM C†	3.675%(1 Mo. LIBOR + 1.48%)	#	12/15/2033	22,200	22,106,860

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Waikiki Beach Hotel Trust 2019-WBM D†	4.225%(1 Mo. LIBOR + 2.03%)	#	12/15/2033	$31,000	$30,851,122
Waikiki Beach Hotel Trust 2019-WBM E†	4.875%(1 Mo. LIBOR + 2.68%)	#	12/15/2033	12,800	12,755,293
WaMu Mortgage Pass-Through Certificates Trust 2005-AR18 1A1	4.262%	#(l)	1/25/2036	3,101	3,130,067
Wells Fargo Commercial Mortgage Trust 2010-C1 A2†	4.393%		11/15/2043	5,940	6,030,551
Wells Fargo Commercial Mortgage Trust 2013-LC12 A4	4.218%	#(l)	7/15/2046	22,226	23,952,387
Wells Fargo Commercial Mortgage Trust 2014-LC16 A5	3.817%		8/15/2050	13,277	14,311,334
Wells Fargo Commercial Mortgage Trust 2015-C26 ASB	2.991%		2/15/2048	19,200	19,754,799
Wells Fargo Commercial Mortgage Trust 2015-C29 ASB	3.40%		6/15/2048	10,749	11,213,018
Wells Fargo Commercial Mortgage Trust 2015-C29 XA IO	0.813%	#(l)	6/15/2048	148,052	4,580,753
Wells Fargo Commercial Mortgage Trust 2015-NXS4 A2A	3.075%		12/15/2048	9,888	9,956,010
Wells Fargo Commercial Mortgage Trust 2015-NXS4 A2B	4.751%	#(l)	12/15/2048	66,103	67,889,467
Wells Fargo Commercial Mortgage Trust 2015-P2 A2B	4.897%	#(l)	12/15/2048	82,108	84,719,572
Wells Fargo Commercial Mortgage Trust 2015-SG1 ASB	3.556%		9/15/2048	9,675	10,112,256
Wells Fargo Commercial Mortgage Trust 2015-SG1 XA IO	0.868%	#(l)	9/15/2048	163,781	5,563,420
Wells Fargo Commercial Mortgage Trust 2016-BNK1 XA IO	1.913%	#(l)	8/15/2049	195,941	19,326,974
Wells Fargo Commercial Mortgage Trust 2016-C34 XA IO	2.309%	#(l)	6/15/2049	151,241	14,629,454
Wells Fargo Commercial Mortgage Trust 2017-SMP A†	2.945%(1 Mo. LIBOR + .75%)	#	12/15/2034	22,721	22,667,967
Wells Fargo Commercial Mortgage Trust 2017-SMP B†	3.195%(1 Mo. LIBOR + 1.00%)	#	12/15/2034	16,322	16,258,759
Wells Fargo Commercial Mortgage Trust 2018-C44 A2	4.178%		5/15/2051	25,197	27,036,794
Wells Fargo Commercial Mortgage Trust 2018-C47 A2	4.361%		9/15/2061	22,988	25,140,472
Wells Fargo Commercial Mortgage Trust 2018-C48 A2	4.224%		1/15/2052	15,302	16,590,499
Wells Fargo Mortgage Backed Securities Trust 2005-3 A4	5.50%		5/25/2035	1,271	1,348,661
West Town Mall Trust 2017-KNOX A†	3.823%		7/5/2030	56,515	58,242,945
West Town Mall Trust 2017-KNOX B†	4.322%		7/5/2030	23,788	24,651,754
West Town Mall Trust 2017-KNOX C†	4.491%	#(l)	7/5/2030	17,640	18,162,176
West Town Mall Trust 2017-KNOX D†	4.491%	#(l)	7/5/2030	21,720	22,179,886
WF-RBS Commercial Mortgage Trust 2011-C2 A4†	4.869%	#(l)	2/15/2044	11,689	12,006,432
WF-RBS Commercial Mortgage Trust 2011-C5 A3	3.526%		11/15/2044	18,599	18,690,833
WF-RBS Commercial Mortgage Trust 2012-C10 A3	2.875%		12/15/2045	28,068	28,827,194
WF-RBS Commercial Mortgage Trust 2012-C10 XA IO†	1.70%	#(l)	12/15/2045	54,036	2,289,972
WF-RBS Commercial Mortgage Trust 2012-C6 AS	3.835%		4/15/2045	5,000	5,186,798
WF-RBS Commercial Mortgage Trust 2012-C7 A2	3.431%		6/15/2045	5,393	5,586,105
WF-RBS Commercial Mortgage Trust 2012-C7 B	4.904%	#(l)	6/15/2045	17,378	18,260,309
WF-RBS Commercial Mortgage Trust 2012-C7 XA IO†	1.512%	#(l)	6/15/2045	325,456	9,308,478
WF-RBS Commercial Mortgage Trust 2012-C8 XA IO†	1.979%	#(l)	8/15/2045	48,917	2,130,192
WF-RBS Commercial Mortgage Trust 2012-C9 A3	2.87%		11/15/2045	17,064	17,513,956

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

WF-RBS Commercial Mortgage Trust 2012-C9 C	4.543%	#(l)	11/15/2045	$9,180	$9,542,488
WF-RBS Commercial Mortgage Trust 2013-C11 AS	3.311%		3/15/2045	5,000	5,171,439
WF-RBS Commercial Mortgage Trust 2013-C12 AS	3.56%		3/15/2048	26,441	27,567,328
WF-RBS Commercial Mortgage Trust 2013-C13 XA IO†	1.336%	#(l)	5/15/2045	243,527	9,014,957
WF-RBS Commercial Mortgage Trust 2013-C15 A3	3.881%		8/15/2046	6,030	6,421,775
WF-RBS Commercial Mortgage Trust 2014-C19 A4	3.829%		3/15/2047	18,050	19,373,978
WF-RBS Commercial Mortgage Trust 2014-C19 A5	4.101%		3/15/2047	5,583	6,072,504
WF-RBS Commercial Mortgage Trust 2014-C20 XA IO	1.135%	#(l)	5/15/2047	207,024	7,606,659
WF-RBS Commercial Mortgage Trust 2014-C20 XB IO	0.735%	#(l)	5/15/2047	50,603	1,367,642
WF-RBS Commercial Mortgage Trust 2014-C21 XB IO	0.796%	#(l)	8/15/2047	77,369	2,398,594
WF-RBS Commercial Mortgage Trust 2014-C22 A4	3.488%		9/15/2057	22,760	24,246,615
WF-RBS Commercial Mortgage Trust 2014-C22 A4	3.995%		5/15/2047	5,350	5,807,381
WF-RBS Commercial Mortgage Trust 2014-C22 XA IO	0.965%	#(l)	9/15/2057	88,629	2,946,737
WF-RBS Commercial Mortgage Trust 2014-C22 XB IO	0.495%	#(l)	9/15/2057	37,769	768,673
WFLD Mortgage Trust 2014-MONT A†	3.88%	#(l)	8/10/2031	8,000	8,521,304
WFRBS Commercial Mortgage Trust 2014-C21 A4	3.41%		8/15/2047	17,434	18,463,896
Total Non-Agency Commercial Mortgage-Backed Securities (cost $12,154,184,405)					12,250,200,085

	Dividend Rate			Shares (000)
PREFERRED STOCK 0.00%

Energy: Exploration & Production

Templar Energy LLC (cost $4,795,109)	Zero Coupon			509	1	(a)

	Interest Rate		Maturity Date	Principal Amount (000)
U.S. TREASURY OBLIGATIONS 2.78%

U.S. Treasury Bill	Zero Coupon		3/26/2020	$386,504	382,651,831
U.S. Treasury Note	2.50%		1/31/2021	1,071,102	1,083,507,535
Total U.S. Treasury Obligations (cost $1,457,066,084)					1,466,159,366
Total Long-Term Investments (cost $50,327,616,152)					50,688,452,068

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
SHORT-TERM INVESTMENTS 4.03%

COMMERCIAL PAPER 3.38%

Automotive 0.34%

Ford Motor Credit Co.	3.91%	12/4/2019	$131,905	$130,936,290
Ford Motor Credit Co.	4.39%	11/25/2019	35,163	34,930,247
General Motors Financial Co., Inc.	2.393%	9/3/2019	5,500	5,500,000
General Motors Financial Co., Inc.	2.479%	9/27/2019	9,535	9,519,490
Total				180,886,027

Chemicals 0.04%

Cabot Corp.	2.282%	9/3/2019	12,559	12,559,000
FMC Corp.	2.591%	9/9/2019	7,000	6,997,025
Total				19,556,025

Electric: Power 0.42%

Baltimore Gas & Electirc Co.	2.292%	9/3/2019	60,133	60,133,000
Commonwealth Edison Co.	2.272%	9/3/2019	80,093	80,093,000
Entergy Corp.	2.282%	9/3/2019	80,310	80,310,000
Total				220,536,000

Electronics 0.32%

Hitachi America Capital Ltd.	2.322%	9/3/2019	103,118	103,118,000
JABIL, Inc.	2.582%	10/8/2019	64,830	64,669,906
Total				167,787,906

Financial Services 0.17%

Syngenta Wilmington, Inc.	2.597%	10/21/2019	44,532	44,380,591
Syngenta Wilmington, Inc.	2.903%	9/13/2019	44,703	44,667,610
Total				89,048,201

Food 0.18%

Campbell Soup Co.	2.974%	9/5/2019	18,107	18,104,073
Smithfield Foods, Inc.	2.497%	9/13/2019	22,168	22,152,852
Smithfield Foods, Inc.	2.517%	9/3/2019	17,993	17,993,000
Smithfield Foods, Inc.	2.518%	9/20/2019	23,836	23,808,085
Smithfield Foods, Inc.	2.538%	9/5/2019	14,301	14,299,014
Total				96,357,024

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Care Products 0.06%

Boston Scientific Corp.	2.826%	9/16/2019	$18,060	$18,041,935
Boston Scientific Corp.	2.826%	9/17/2019	13,445	13,430,517
Total				31,472,452

Household Equipment/Products 0.08%

Newell Rubbermaid, Inc.	2.638%	9/5/2019	40,925	40,919,089

Leisure 0.15%

Royal Caribbean Cruises Ltd.	2.434%	9/3/2019	38,853	38,853,000
Royal Caribbean Cruises Ltd.	2.449%	10/1/2019	26,517	26,467,295
Royal Caribbean Cruises Ltd.	2.489%	9/17/2019	16,000	15,984,756
Total				81,305,051

Lodging 0.14%

Marriott International, Inc.	2.657%	9/11/2019	73,055	73,012,628

Machinery: Agricultural 0.13%

Bunge Asset Funding Corp.	2.282%	9/3/2019	55,252	55,252,000
Bunge Asset Funding Corp.	2.333%	9/3/2019	14,015	14,015,000
Total				69,267,000

Manufacturing 0.01%

Pentair Finance	2.535%	9/3/2019	5,400	5,400,000

Media 0.25%

COX Enterprises, Inc.	2.282%	9/3/2019	96,533	96,533,000
COX Enterprises, Inc.	2.302%	9/3/2019	18,234	18,234,000
RELX Investments plc	2.282%	9/3/2019	17,834	17,834,000
Total				132,601,000

Metals & Minerals: Miscellaneous 0.08%

Glencore Funding LLC	2.447%	9/16/2019	13,492	13,480,258
Glencore Funding LLC	2.469%	9/19/2019	26,957	26,927,886
Total				40,408,144

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Natural Gas 0.02%

CenterPoint Energy Resources Corp.	2.272%	9/3/2019	$8,988	$8,988,000

Oil 0.14%

Encana Corp.	2.54%	9/23/2019	19,072	19,045,511
Encana Corp.	2.585%	10/23/2019	24,497	24,410,580
Encana Corp.	2.611%	9/23/2019	6,296	6,287,011
Encana Corp.	2.811%	9/19/2019	7,153	7,144,226
Eni Finance USA, Inc.	2.292%	9/3/2019	7,389	7,389,195
Noble Energy, Inc.	2.566%	9/5/2019	10,000	9,998,594
Total				74,275,117

Oil: Crude Producers 0.59%

Energy Transfer Partners	2.586%	9/3/2019	187,226	187,226,000
Energy Transfer Partners LP	2.607%	9/4/2019	64,000	63,995,431
Kinder Morgan, Inc.	2.343%	9/3/2019	31,464	31,464,000
Plains All American Pipeline LP	2.556%	9/4/2019	31,546	31,543,792
Total				314,229,223

Real Estate Investment Trusts 0.26%

ERP Operating LP	2.282%	9/3/2019	29,778	29,778,000
Welltower, Inc.	2.302%	9/3/2019	105,350	105,350,000
Total				135,128,000
Total Commercial Paper (cost $1,780,533,461)				1,781,176,887

CORPORATE BONDS 0.10%

Banks: Regional 0.00%

Goldman Sachs Group, Inc. (The)	3.56%(3 Mo. LIBOR + 1.15%) #	3/15/2020	1,105	1,107,852

Building Materials 0.00%
Martin Marietta Materials, Inc.	2.80%(3 Mo. LIBOR + .65%) #	5/22/2020	1,045	1,046,440

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Drugs 0.03%

Shire Acquisitions Investments Ireland DAC (Ireland)(d)	1.90%		9/23/2019	$17,335	$17,331,417

Electric: Power 0.01%

Mississippi Power Co.	2.961%(3 Mo. LIBOR + .65%)	#	3/27/2020	2,515	2,515,363

Financial Services 0.00%

Huarong Finance 2017 Co. Ltd. (Hong Kong)(d)	3.375%		1/24/2020	1,269	1,273,467

Food 0.01%

Campbell Soup Co.	2.91%(3 Mo. LIBOR + .50%)	#	3/16/2020	4,050	4,050,428

Investment Management Companies 0.02%

Huarong Finance II Co. Ltd. (Hong Kong)(d)	4.50%		1/16/2020	9,893	9,957,730

Natural Gas 0.03%
WGL Holdings, Inc.	2.517%(3 Mo. LIBOR + .40%)	#	11/29/2019	13,870	13,864,036

Retail 0.00%
Dollar Tree, Inc.	3.003%(3 Mo. LIBOR + .70%)	#	4/17/2020	1,565	1,565,104
Total Corporate Bonds (cost $52,673,163)					52,711,837

GOVERNMENT SPONSORED ENTERPRISES SECURITIES 0.05%

Federal Home Loan Bank Discount Notes	Zero Coupon		9/6/2019	8,220	8,218,589
Federal Home Loan Bank Discount Notes	Zero Coupon		9/25/2019	15,856	15,836,039
Total Government Sponsored Enterprises Securities (cost $24,022,593)					24,054,628

U.S. TREASURY OBLIGATION 0.19%

U.S. Treasury Bill (cost $100,761,887)	Zero Coupon		10/8/2019	100,972	100,777,997

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2019

Investments	Principal Amount (000)	Fair Value
REPURCHASE AGREEMENTS

Repurchase Agreement dated 8/30/2019, 1.25% due 9/3/2019 with Fixed Income Clearing Corp. collateralized by $118,960,000 of U.S. Treasury Note at 2.25% due 3/31/2021; value: $121,195,496; proceeds: $118,832,459	$118,816	$118,815,956
Repurchase Agreement dated 8/30/2019, 2.03% due 9/3/2019 with JPMorgan Chase & Co. collateralized by $8,420,000 of Federal Farm Credit Bank at 2.66% due 6/1/2032; value: 8,395,479 ; proceeds: $8,328,878; collateralized by $36,095,000 of Federal Home Loan Bank at 1.875% due 11/17/2020; value: $36,377,654; proceeds: $35,681,046	44,000	44,000,000
Total Repurchase Agreements (cost $162,815,956)		162,815,956
Total Short-Term Investments (cost $2,120,807,060)		2,121,537,305
Total Investments in Securities 100.12% (cost $52,448,423,212)		52,809,989,373
Less Unfunded Loan Commitments (0.26%) (cost $137,197,353)		(135,999,230)
Net Investments 99.86% (cost $52,311,225,859)		52,673,990,143
Cash, Foreign Cash and Other Assets in Excess of Liabilities(m) 0.14%		75,152,206
Net Assets 100.00%		$52,749,142,349

BRL	Brazilian real.
CAD	Canadian dollar.
EUR	euro.
AGM	Assured Guaranty Municipal Corporation.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
SOFR	Secured Over Night Financing Rate.
Units	More than one class of securities traded together.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at August 31, 2019.
*	Non-income producing security.
(a)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(b)	Investment in non-U.S. dollar denominated securities.
(c)	Interest rate to be determined.
(d)	Foreign security traded in U.S. dollars.
(e)	Variable Rate is Fixed to Float: Rate remains fixed until designated future date.
(f)	Securities purchased on a when-issued basis.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2019

(g)	Security is perpetual in nature and has no stated maturity.
(h)	Defaulted (non-income producing security).
(i)	Securities have been fully/partially segregated to cover margin requirements for open futures contracts as of August 31, 2019.
(j)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at August 31, 2019.
(k)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(l)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(m)	Cash, Foreign Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

Credit Default Swaps on Indexes - Sell Protection at August 31, 2019(1):

Referenced Index*	Swap Counterparty	Fund Receives (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Appreciation(3)	Credit Default Swap Agreements Receivable (Payable) at Fair Value(4)
Markit CMBX. NA.A.6	Credit Suisse	2.00%	5/11/2063	$30,000,000	$29,960,849	$(1,203,949)	$1,164,798	$(39,151)
Markit CMBX. NA.AA.6	Credit Suisse	1.50%	5/11/2063	27,000,000	27,519,166	(334,134)	853,300	519,166
Markit CMBX. NA.A.6	Deutsche Bank	2.00%	5/11/2063	45,000,00	44,941,275	(1,805,923)	1,747,198	(58,725)
Markit CMBX. NA.AA.6	Deutsche Bank	1.50%	5/11/2063	3,000,000	3,057,685	(37,126)	94,811	57,685
Markit CMBX. NA.A.6	Morgan Stanley	2.00%	5/11/2063	75,000,000	74,902,124	(3,009,871)	2,911,995	(97,876)
Markit CMBX. NA.AA.6	Morgan Stanley	1.50%	5/11/2063	15,000,000	15,288,426	(185,630)	474,056	288,426
						$(6,576,633)	$7,246,158	$669,525

*	The Referenced Index is for the Credit Default Swaps on Indexes, which is comprised of a basket of commercial mortgage-backed securities.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2019

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.

(2)	Upfront payments received by Central Clearing Party are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $7,246,158. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $0.
(4)	Includes upfront payments received.

Open Forward Foreign Currency Exchange Contracts at August 31, 2019:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
euro	Sell	Morgan Stanley	9/20/2019	18,826,000	$21,231,240	$20,716,566	$514,674

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Canadian dollar	Sell	Morgan Stanley	9/19/2019	50,360,000	$37,695,175	$37,834,668	$(139,493)

Open Futures Contracts at August 31, 2019:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	December 2019	25,381	Long	$5,482,538,896	$5,485,270,349	$2,731,453

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 5-Year Treasury Note	December 2019	1,346	Short	$(161,464,989)	$(161,488,454)	$(23,465)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2019

The following is a summary of the inputs used as of August 31, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Credit Cards	$—	$3,092,719,772	$120,261,621	$3,212,981,393
Other	—	5,580,441,489	188,950,755	5,769,392,244
Remaining Industries	—	4,517,370,998	—	4,517,370,998
Common Stocks
Electric: Power	—	286,618	—	286,618
Oil	2,535,002	612,693	—	3,147,695
Convertible Bonds	—	48,778,832	—	48,778,832
Corporate Bonds	—	18,982,256,229	—	18,982,256,229
Floating Rate Loans
Aerospace/Defense	—	95,999,429	4,684,225	100,683,654
Beverages	—	167,861,110	40,660,455	208,521,565
Chemicals	—	—	171,475,081	171,475,081
Electrical Equipment	—	—	89,396,764	89,396,764
Entertainment	—	90,508,821	20,527,468	111,036,289
Machinery: Industrial/Specialty	—	79,736,267	18,158,985	97,895,252
Miscellaneous	—	59,821,956	3,406,370	63,228,326
Oil	—	—	12,218,928	12,218,928
Oil: Crude Producers	—	—	52,215,815	52,215,815
Real Estate Investment Trusts	—	151,633,716	92,069,295	243,703,011
Retail	—	144,860,020	11,449,081	156,309,101
Less Unfunded Loan Commitments	—	(7,392,919)	(128,606,311)	(135,999,230)
Remaining Industries	—	1,036,718,529	—	1,036,718,529
Foreign Government Obligations	—	448,398,556	—	448,398,556
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	1,223,411,313	—	1,223,411,313
Government Sponsored Enterprises Pass-Throughs	—	340,169,745	—	340,169,745
Municipal Bonds	—	82,496,678	—	82,496,678
Non-Agency Commercial Mortgage-Backed Securities	—	12,161,354,754	88,845,331	12,250,200,085
Preferred Stock	—	—	1	1
U.S. Treasury Obligations	—	1,466,159,366	—	1,466,159,366
Short-Term Investments
Commercial Paper	—	1,781,176,887	—	1,781,176,887
Corporate Bonds	—	52,711,837	—	52,711,837
Government Sponsored Enterprises Securities	—	24,054,628	—	24,054,628
Repurchase Agreements	—	162,815,956	—	162,815,956
U.S. Treasury Obligation	—	100,777,997	—	100,777,997
Total	$2,535,002	$51,885,741,277	$785,713,864	$52,673,990,143

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2019

Investment Type(2)	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Credit Default Swap Contracts
Assets	$—	$865,277	$—	$865,277
Liabilities	—	(195,752)	—	(195,752)
Forward Foreign Currency Exchange Contracts
Assets	—	514,674	—	514,674
Liabilities	—	(139,493)	—	(139,493)
Futures Contracts
Assets	2,731,453	—	—	2,731,453
Liabilities	(23,465)	—	—	(23,465)
Total	$2,707,988	$1,044,706	$—	$3,752,694

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset-Backed Securities	Common Stock	Floating Rate Loans	Non-Agency Commercial Mortgage-Backed Securities	Preferred Stock
Balance as of December 1, 2018	$74,938,904	$—	$304,351,921	$72,709,149	$—
Accrued Discounts (Premiums)	(14,098)	—	366,578	(176,884)	—
Realized Gain (Loss)	—	—	80,597	—	—
Change in Unrealized Appreciation (Depreciation)	1,725,988	(177,647)	(1,853,134)	2,322,003	(1,526,069)
Purchases	307,500,486	—	277,345,989	13,991,063	117,317
Sales	—	—	(210,456,629)	—	—
Transfers into Level 3	—	177,647	17,820,834	—	1,408,753
Transfers out of Level 3	(74,938,904)	—	—	—	—
Balance as of August 31, 2019	$309,212,376	$—	$387,656,156	$88,845,331	$1
Change in unrealized appreciation / depreciation for the period ended August 31, 2019, related to Level 3 investments held at August 31, 2019	$1,725,988	$(177,647)	$(3,220,103)	$2,322,003	$(1,526,069)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 106.45%

ASSET-BACKED SECURITIES 19.91%

Automobiles 10.05%

ACC Trust 2018-1 B†	4.82%	5/20/2021	$1,922	$1,931,945
ACC Trust 2018-1 C†	6.81%	2/21/2023	1,490	1,512,076
ACC Trust 2019-1 B†	4.47%	10/20/2022	3,041	3,121,906
ACC Trust 2019-1 C†	6.41%	2/20/2024	1,000	1,033,721
Ally Auto Receivables Trust 2016-1 B	1.99%	3/15/2021	13,203	13,201,491
American Credit Acceptance Receivables Trust 2016-2 C†	6.09%	5/12/2022	1,144	1,150,253
American Credit Acceptance Receivables Trust 2018-4 A†	3.38%	12/13/2021	4,971	4,983,921
American Credit Acceptance Receivables Trust 2019-2 B†	3.05%	5/12/2023	7,113	7,174,678
AmeriCredit Automobile Receivables Trust 2015-2 C	2.40%	1/8/2021	186	185,513
AmeriCredit Automobile Receivables Trust 2015-2 D	3.00%	6/8/2021	8,749	8,756,889
AmeriCredit Automobile Receivables Trust 2018-2 A2A	2.86%	11/18/2021	10,961	10,983,573
AmeriCredit Automobile Receivables Trust 2018-3 A2A	3.11%	1/18/2022	3,545	3,555,153
AmeriCredit Automobile Receivables Trust 2018-3 A2B	2.432%(1 Mo. LIBOR + .25%) #	1/18/2022	3,545	3,544,359
AmeriCredit Automobile Receivables Trust 2019-1 A2A	2.93%	6/20/2022	5,971	5,997,579
AmeriCredit Automobile Receivables Trust 2019-1 A2B	2.442%(1 Mo. LIBOR + .26%) #	6/20/2022	6,600	6,602,748
BMW Vehicle Lease Trust 2019-1 A2	2.79%	3/22/2021	6,692	6,717,161
BMW Vehicle Owner Trust 2018-A A2A	2.09%	11/25/2020	1,536	1,535,826
California Republic Auto Receivables Trust 2015-2 B	2.53%	6/15/2021	5,940	5,938,589
California Republic Auto Receivables Trust 2015-3 B	2.70%	9/15/2021	750	749,999
California Republic Auto Receivables Trust 2016-2 A4	1.83%	12/15/2021	2,009	2,005,636
California Republic Auto Receivables Trust 2017-1 B	2.91%	12/15/2022	1,716	1,727,620
California Republic Auto Receivables Trust 2018-1 A2	2.86%	3/15/2021	2,713	2,714,723
Capital Auto Receivables Asset Trust 2018-1 A3†	2.79%	1/20/2022	12,446	12,484,962
Capital Auto Receivables Asset Trust 2018-2 C†	3.69%	12/20/2023	4,810	4,891,696
CarMax Auto Owner Trust 2016-3 A3	1.39%	5/17/2021	863	861,896
CarMax Auto Owner Trust 2018-3 A2A	2.88%	10/15/2021	3,456	3,464,387
Carvana Auto Receivables Trust 2019-1A E†	5.64%	1/15/2026	1,200	1,256,278
Chesapeake Funding II LLC 2016-2A A1†	1.88%	6/15/2028	3,490	3,488,118
Chesapeake Funding II LLC 2017-2A A1†	1.99%	5/15/2029	2,430	2,427,081
Chesapeake Funding II LLC 2017-3A A1†	1.91%	8/15/2029	5,469	5,454,774
Chrysler Capital Auto Receivables Trust 2016-AA B†	2.88%	6/15/2022	460	459,660
Chrysler Capital Auto Receivables Trust 2016-AA C†	3.25%	6/15/2022	888	889,822
CPS Auto Receivables Trust 2016-B D†	6.58%	3/15/2022	1,010	1,054,401
CPS Auto Receivables Trust 2018-A B†	2.77%	4/18/2022	1,428	1,430,934
CPS Auto Receivables Trust 2018-A C†	3.05%	12/15/2023	1,277	1,285,563
CPS Auto Receivables Trust 2018-B D†	4.26%	3/15/2024	2,879	2,986,754

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

CPS Auto Trust 2018-C A†	2.87%	9/15/2021	$2,263	$2,265,458
CPS Auto Trust 2018-C B†	3.43%	7/15/2022	2,173	2,189,989
Drive Auto Receivables Trust 2015-BA E†	5.15%	8/15/2022	9,500	9,512,422
Drive Auto Receivables Trust 2015-DA D†	4.59%	1/17/2023	2,873	2,884,717
Drive Auto Receivables Trust 2016-BA D†	4.53%	8/15/2023	5,983	6,081,709
Drive Auto Receivables Trust 2016-CA C†	3.02%	11/15/2021	925	926,195
Drive Auto Receivables Trust 2016-CA D†	4.18%	3/15/2024	1,735	1,765,143
Drive Auto Receivables Trust 2017-1 E	5.17%	9/16/2024	5,859	6,088,500
Drive Auto Receivables Trust 2017-3 C	2.80%	7/15/2022	5,521	5,527,883
Drive Auto Receivables Trust 2017-AA D†	4.16%	5/15/2024	2,964	3,017,295
Drive Auto Receivables Trust 2017-BA E†	5.30%	7/15/2024	25,156	26,100,437
Drive Auto Receivables Trust 2018-3 A3	3.01%	11/15/2021	746	746,626
Drive Auto Receivables Trust 2018-3 B	3.37%	9/15/2022	2,717	2,723,580
Drive Auto Receivables Trust 2018-4 A3	3.04%	11/15/2021	4,196	4,198,787
Drive Auto Receivables Trust 2018-5 A2A	3.08%	7/15/2021	1,481	1,481,174
Drive Auto Receivables Trust 2018-5 A2B	2.515%(1 Mo. LIBOR + .32%) #	7/15/2021	1,214	1,214,321
Drive Auto Receivables Trust 2019-2 A2A	2.93%	3/15/2022	7,789	7,805,897
Drive Auto Receivables Trust 2019-3 A2A	2.63%	9/15/2022	7,864	7,880,385
Enterprise Fleet Financing LLC 2017-1 A2†	2.13%	7/20/2022	658	657,954
Enterprise Fleet Financing LLC 2018-1 A2†	2.87%	10/20/2023	2,272	2,283,198
First Investors Auto Owner Trust 2017-3A A2†	2.41%	12/15/2022	3,932	3,934,978
First Investors Auto Owner Trust 2018-2A A1†	3.23%	12/15/2022	3,412	3,430,301
Flagship Credit Auto Trust 2017-3 A†	1.88%	10/15/2021	683	681,603
Flagship Credit Auto Trust 2017-3 B†	2.59%	7/15/2022	2,205	2,207,552
Flagship Credit Auto Trust 2017-4 A†	2.07%	4/15/2022	1,452	1,449,227
Flagship Credit Auto Trust 2018-1 A†	2.59%	6/15/2022	2,540	2,541,101
Flagship Credit Auto Trust 2018-3 A†	3.07%	2/15/2023	9,706	9,758,750
Flagship Credit Auto Trust 2018-3 B†	3.59%	12/16/2024	4,766	4,873,541
Ford Credit Auto Owner Trust 2014-2 A†	2.31%	4/15/2026	18,526	18,526,622
Foursight Capital Automobile Receivables Trust 2016-1 A2†	2.87%	10/15/2021	394	394,835
Foursight Capital Automobile Receivables Trust 2018-1 A2†	2.85%	8/16/2021	1,063	1,062,989
Foursight Capital Automobile Receivables Trust 2018-1 A3†	3.24%	9/15/2022	5,179	5,209,548
Foursight Capital Automobile Receivables Trust 2018-1 B†	3.53%	4/17/2023	1,758	1,789,850
Foursight Capital Automobile Receivables Trust 2018-1 C†	3.68%	8/15/2023	962	986,365
Honda Auto Receivables Owner Trust 2019-1 A2	2.75%	9/20/2021	14,300	14,379,110
Mercedes-Benz Auto Lease Trust 2018-B A2	3.04%	12/15/2020	11,698	11,720,083
Mercedes-Benz Auto Receivables Trust 2016-1 A3	1.26%	2/16/2021	607	606,023
Nissan Auto Receivables Owner Trust 2016-A A3	1.34%	10/15/2020	108	107,509
Santander Drive Auto Receivables Trust 2015-2 D	3.02%	4/15/2021	3,664	3,666,937

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

Santander Drive Auto Receivables Trust 2015-2 E†	4.02%	9/15/2022	$13,458	$13,485,532
Santander Drive Auto Receivables Trust 2015-4 E†	4.54%	11/15/2022	21,300	21,456,929
Santander Drive Auto Receivables Trust 2016-1 E	5.02%	6/15/2023	14,124	14,333,515
Santander Drive Auto Receivables Trust 2016-2 E	4.38%	9/15/2023	17,024	17,270,400
Santander Drive Auto Receivables Trust 2017-3 C	2.76%	12/15/2022	1,349	1,353,921
TCF Auto Receivables Owner Trust 2016-PT1A B†	2.92%	10/17/2022	4,025	4,053,631
Westlake Automobile Receivables Trust 2018-1A B†	2.67%	5/17/2021	4,243	4,245,341
Westlake Automobile Receivables Trust 2019-2A D†	3.20%	11/15/2024	3,794	3,838,163
Wheels SPV 2 LLC 2018-1A A2†	3.06%	4/20/2027	2,862	2,878,027
World Omni Select Auto Trust 2018-1A A2†	3.24%	4/15/2022	5,271	5,288,682
Total				408,444,420

Credit Cards 2.71%

American Express Credit Account Master Trust 2017-1 A	1.93%	9/15/2022	9,783	9,776,259
Barclays Dryrock Issuance Trust 2014-3 A	2.41%	7/15/2022	5,974	5,974,622
Citibank Credit Card Issuance Trust 2017-A9	1.80%	9/20/2021	13,438	13,434,811
Discover Card Execution Note Trust 2016-A4	1.39%	3/15/2022	18,062	18,056,928
GE Capital Credit Card Master Note Trust 2012-7 A	1.76%	9/15/2022	13,584	13,580,935
Genesis Sales Finance Master Trust Series 2019-AA A†	4.68%	8/20/2023	4,127	4,220,778
Genesis Sales Finance Master Trust Series 2019-AA B†	5.42%	8/20/2023	1,150	1,175,539
Genesis Sales Finance Master Trust Series 2019-AA C†	6.88%	8/20/2023	1,700	1,734,265
Perimeter Master Note Business Trust 2019-1A A†	4.31%	12/15/2022	8,007	8,068,806	(a)
Perimeter Master Note Business Trust 2019-1A B†	6.02%	12/15/2022	1,199	1,207,436	(a)
Perimeter Master Note Business Trust 2019-1A C†	8.06%	12/15/2022	2,250	2,274,329	(a)
Synchrony Credit Card Master Note Trust 2015-1 A	2.37%	3/15/2023	18,651	18,668,200
Synchrony Credit Card Master Note Trust 2016-3 A	1.58%	9/15/2022	5,553	5,551,310
World Financial Network Credit Card Master Trust 2017-C M	2.66%	8/15/2024	6,515	6,528,857
Total				110,253,075

Home Equity 0.12%

New Century Home Equity Loan Trust 2005-A A6	4.685%	8/25/2035	296	298,368
Towd Point Mortgage Trust 2019-HY2 A1†	3.145%(1 Mo. LIBOR + 1.00%) #	5/25/2058	4,474	4,504,998
Total				4,803,366

Other 7.03%

Access Point Funding I LLC 2017-A†	3.06%	4/15/2029	501	500,923
ALM VII Ltd. 2012-7A A2R2†	4.153%(3 Mo. LIBOR +1.85%) #	7/15/2029	9,692	9,691,455

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Other (continued)

Apidos CLO XVI 2013-16A CR†	5.303%(3 Mo. LIBOR + 3.00%)	#	1/19/2025		$1,250	$1,251,852
Ares XXIX CLO Ltd. 2014-1A A1R†	3.493%(3 Mo. LIBOR + 1.19%)	#	4/17/2026		2,585	2,590,175
Ascentium Equipment Receivables Trust 2016-2A A3†	1.65%		5/10/2022		46	45,981
Ascentium Equipment Receivables Trust 2016-2A B†	2.50%		9/12/2022		1,200	1,199,588
Ascentium Equipment Receivables Trust 2017-1A A3†	2.29%		6/10/2021		767	767,409
Avery Point IV CLO Ltd. 2014-1A BR†	3.876%(3 Mo. LIBOR + 1.60%)	#	4/25/2026		2,019	2,021,706
Avery Point VII CLO Ltd. 2015-7A BR†	4.053%(3 Mo. LIBOR + 1.75%)	#	1/15/2028		4,900	4,906,201
Avery Point VII CLO Ltd. 2015-7A CR†	4.753%(3 Mo. LIBOR + 2.45%)	#	1/15/2028		2,600	2,603,823
Benefit Street Partners CLO IV Ltd. 2014-IVA A1RR†	3.528%(3 Mo. LIBOR + 1.25%)	#	1/20/2029		11,000	11,021,666
Cedar Funding VI CLO Ltd. 2016-6A BR†	3.878%(3 Mo. LIBOR + 1.60%)	#	10/20/2028		3,950	3,928,216
CIFC Funding Ltd. 2017-1A A†	3.638%(3 Mo. LIBOR + 1.36%)	#	4/23/2029		6,653	6,657,251
Conn’s Receivables Funding LLC 2017-B C†	5.95%		11/15/2022		7,326	7,409,515
Diamond Resorts Owner Trust 2016-1 A†	3.08%		11/20/2028		303	305,492
Diamond Resorts Owner Trust 2017-1A B†	4.11%		10/22/2029		2,164	2,214,698
DLL LLC 2018-ST2 A2†	3.14%		10/20/2020		7,190	7,201,986
DRB Prime Student Loan Trust 2015-D A2†	3.20%		1/25/2040		4,142	4,209,656
Elm CLO Ltd. 2014-1A ARR†	3.473%(3 Mo. LIBOR + 1.17%)	#	1/17/2029		2,283	2,286,877
Fairstone Financial Issuance Trust I 2019-1A A†(b)	3.948%		3/21/2033	CAD	1,446	1,100,194
Fairstone Financial Issuance Trust I 2019-1A B†(b)	5.084%		3/21/2033	CAD	650	495,995	(a)
Fairstone Financial Issuance Trust I 2019-1A C†(b)	6.299%		3/21/2033	CAD	1,218	928,906	(a)
Fairstone Financial Issuance Trust I 2019-1A D†(b)	7.257%		3/21/2033	CAD	719	549,273	(a)
Galaxy XXI CLO Ltd. 2015-21A AR†	3.298%(3 Mo. LIBOR + 1.02%)	#	4/20/2031		$1,970	1,947,256
Halcyon Loan Advisors Funding Ltd. 2015-2A CR†	4.426%(3 Mo. LIBOR + 2.15%)	#	7/25/2027		1,496	1,489,637
Hardee’s Funding LLC 2018-1A A2II†	4.959%		6/20/2048		7,772	8,325,886
ICG US CLO Ltd. 2015-2A AR†	3.172%(3 Mo. LIBOR + .85%)	#	1/16/2028		8,495	8,461,428
Jamestown CLO IX Ltd. 2016-9A BR†	4.928%(3 Mo. LIBOR + 2.65%)	#	10/20/2028		5,000	5,001,956
Jamestown CLO VII Ltd. 2015-7A CR†	4.876%(3 Mo. LIBOR + 2.60%)	#	7/25/2027		4,209	4,182,124

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

JFIN CLO Ltd. 2014-1A B1R†	3.728%(3 Mo. LIBOR + 1.45%)	#	4/21/2025	$4,500	$4,501,210
KVK CLO Ltd. 2016-1A C†	5.453%(3 Mo. LIBOR + 3.15%)	#	1/15/2029	4,936	4,967,387
Longtrain Leasing III LLC 2015-1A A2†	4.06%		1/15/2045	4,975	5,224,205
Madison Park Funding XXI Ltd. 2016-21A A1†	3.806%(3 Mo. LIBOR + 1.53%)	#	7/25/2029	2,129	2,140,084
Massachusetts Educational Financing Authority 2008-1 A1	3.226%(3 Mo. LIBOR + .95%)	#	4/25/2038	2,995	3,011,787
ME Funding LLC 2019-1 A2†	6.448%		7/30/2049	5,030	5,276,889
Mountain View CLO X Ltd. 2015-10A BR†	3.653%(3 Mo. LIBOR + 1.35%)	#	10/13/2027	4,300	4,263,775
Navient Private Education Refi Loan Trust 2018-DA A2A†	4.00%		12/15/2059	3,732	3,913,997
OHA Loan Funding Ltd. 2016-1A B1†	4.078%(3 Mo. LIBOR + 1.80%)	#	1/20/2028	12,625	12,641,665
OneMain Financial Issuance Trust 2016-1A A†	3.66%		2/20/2029	777	780,428
OneMain Financial Issuance Trust 2016-2A B†	5.94%		3/20/2028	102	102,203
Orec Ltd. 2018-CRE1 A†	3.375%(1 Mo. LIBOR + 1.18%)	#	6/15/2036	6,539	6,549,861
Palmer Square Loan Funding Ltd. 2017-1A B†	4.003%(3 Mo. LIBOR + 1.70%)	#	10/15/2025	3,500	3,486,278
Palmer Square Loan Funding Ltd. 2018-1A A1†	2.903%(3 Mo. LIBOR + .60%)	#	4/15/2026	6,055	6,036,726
Palmer Square Loan Funding Ltd. 2018-1A A2†	3.353%(3 Mo. LIBOR + 1.05%)	#	4/15/2026	2,878	2,847,162
Palmer Square Loan Funding Ltd. 2018-1A B†	3.703%(3 Mo. LIBOR + 1.40%)	#	4/15/2026	2,179	2,127,265
Palmer Square Loan Funding Ltd. 2018-5A A2†	3.678%(3 Mo. LIBOR + 1.40%)	#	1/20/2027	1,618	1,608,095
Pennsylvania Higher Education Assistance Agency 2006-1 B	2.546%(3 Mo. LIBOR + .27%)	#	4/25/2038	1,681	1,584,555
PFS Financing Corp. 2018-B†	3.08%		2/15/2023	3,180	3,200,337
Regatta VI Funding Ltd. 2016-1A CR†	4.328%(3 Mo. LIBOR + 2.05%)	#	7/20/2028	3,106	3,114,295
SCF Equipment Leasing LLC 2017-2A A†	3.41%		12/20/2023	1,643	1,662,554
SCF Equipment Leasing LLC 2018-1A A2†	3.63%		10/20/2024	5,423	5,465,866
SCF Equipment Leasing LLC 2019-1A C†	3.92%		11/20/2026	13,901	14,466,327
Shackleton CLO Ltd. 2016-9A B†	4.178%(3 Mo. LIBOR + 1.90%)	#	10/20/2028	3,333	3,333,576
Shackleton CLO Ltd. 2019-14A A2†	4.178%(3 Mo. LIBOR +1.90%)	#	7/20/2030	11,147	11,158,802

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Other (continued)

SLC Student Loan Trust 2008-1 A4A	4.01%(3 Mo. LIBOR + 1.60%)	#	12/15/2032		$8,550	$8,762,088
SLM Private Education Loan Trust 2010-A 2A†	5.445%(1 Mo. LIBOR + 3.25%)	#	5/16/2044		170	170,884
Sound Point CLO XI Ltd. 2016-1A AR†	3.378%(3 Mo. LIBOR + 1.10%)	#	7/20/2028		3,749	3,753,216
Sound Point CLO XII Ltd. 2016-2A CR†	4.878%(3 Mo. LIBOR + 2.60%)	#	10/20/2028		5,210	5,217,649
Sound Point CLO XV Ltd. 2017-1A C†	4.759%(3 Mo. LIBOR + 2.50%)	#	1/23/2029		3,701	3,702,954
Sound Point CLO XVII 2017-3A A2†	3.878%(3 Mo. LIBOR + 1.60%)	#	10/20/2030		11,685	11,518,561
TCI-Symphony CLO Ltd. 2016-1A A†	3.783%(3 Mo. LIBOR + 1.48%)	#	10/13/2029		1,134	1,135,551
Textainer Marine Containers VII Ltd. 2019-1A A†	3.96%		4/20/2044		4,134	4,238,518
Towd Point Asset Trust 2018-SL1 A†	2.745%(1 Mo. LIBOR + .60%)	#	1/25/2046		5,644	5,561,269
TPG Real Estate Finance Issuer Ltd. 2018-FL2 A†	3.327%(1 Mo. LIBOR + 1.13%)	#	11/15/2037		6,669	6,677,169
Tralee CLO III Ltd. 2014-3A AR†	3.308%(3 Mo. LIBOR + 1.03%)	#	10/20/2027		10,067	10,069,390
Westgate Resorts LLC 2018-1A A†	3.38%		12/20/2031		2,402	2,433,257
Wingstop Funding LLC 2018-1 A2†	4.97%		12/5/2048		5,385	5,634,346
Total						285,637,306
Total Asset-Backed Securities (cost $804,389,341)						809,138,167

				Shares (000)
COMMON STOCKS 0.00%

Electric: Power 0.00%

Eneva SA*(b)				BRL	3	15,895

Oil 0.00%

Dommo Energia SA*(b)				BRL	30	34,019
Total Common Stocks (cost $139,928)						49,914

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
CORPORATE BONDS 28.90%

Aerospace/Defense 0.27%

Boeing Co. (The)	3.25%	2/1/2035	$6,547	$6,993,280
Kratos Defense & Security Solutions, Inc.†	6.50%	11/30/2025	1,827	1,964,025
TransDigm, Inc.	6.375%	6/15/2026	1,924	2,026,434
Total				10,983,739

Apparel 0.06%

PVH Corp.	7.75%	11/15/2023	2,290	2,623,687

Auto Parts: Original Equipment 0.13%

Aptiv plc (Ireland)(c)	4.35%	3/15/2029	1,482	1,626,074
ZF North America Capital, Inc.†	4.75%	4/29/2025	3,370	3,569,920
Total				5,195,994

Automotive 0.98%

Aston Martin Capital Holdings Ltd. (Jersey)†(c)	6.50%	4/15/2022	1,797	1,709,432
Daimler Finance North America LLC†	3.10%	8/15/2029	7,425	7,556,073
Ford Motor Co.	7.45%	7/16/2031	10,643	12,601,063
General Motors Co.	6.60%	4/1/2036	10,296	11,972,660
Tesla, Inc.†	5.30%	8/15/2025	6,904	6,187,710
Total				40,026,938

Banks: Regional 5.79%

Akbank T.A.S (Turkey)†(c)	4.00%	1/24/2020	2,450	2,446,920
Banco de Credito e Inversiones SA (Chile)†(c)	3.50%	10/12/2027	3,725	3,881,022
Bank of America Corp.	3.593%(3 Mo. LIBOR + 1.37%) #	7/21/2028	26,980	28,866,685
Bank of America Corp.	3.95%	4/21/2025	2,775	2,964,906
Bank of America Corp.	4.00%	1/22/2025	4,554	4,869,095
Bank of America Corp.	4.45%	3/3/2026	2,000	2,204,103
CIT Group, Inc.	6.125%	3/9/2028	1,697	2,027,915
Citigroup, Inc.	3.887%(3 Mo. LIBOR + 1.56%) #	1/10/2028	12,592	13,670,807
Citigroup, Inc.	3.98%(3 Mo. LIBOR + 1.34%) #	3/20/2030	8,361	9,248,733
Citigroup, Inc.	4.45%	9/29/2027	4,060	4,471,822

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)

Danske Bank A/S (Denmark)†(c)	4.375%	6/12/2028	$1,503	$1,624,056
Goldman Sachs Group, Inc. (The)	4.223%(3 Mo. LIBOR + 1.30%) #	5/1/2029	3,428	3,794,785
Goldman Sachs Group, Inc. (The)	6.25%	2/1/2041	3,848	5,462,349
JPMorgan Chase & Co.	3.54%(3 Mo. LIBOR + 1.38%) #	5/1/2028	3,733	4,005,231
JPMorgan Chase & Co.	3.782%(3 Mo. LIBOR + 1.34%) #	2/1/2028	27,001	29,406,788
Macquarie Group Ltd. (Australia)†(c)	4.654%(3 Mo. LIBOR + 1.73%) #	3/27/2029	9,640	10,821,803
Morgan Stanley	3.625%	1/20/2027	9,241	9,895,509
Morgan Stanley	3.875%	1/27/2026	6,664	7,210,300
Morgan Stanley	4.00%	7/23/2025	13,805	14,966,588
Morgan Stanley	7.25%	4/1/2032	523	759,134
Popular, Inc.	6.125%	9/14/2023	683	739,484
Santander UK plc (United Kingdom)†(c)	5.00%	11/7/2023	1,480	1,568,230
Santander UK plc (United Kingdom)(c)	7.95%	10/26/2029	4,693	6,150,708
Toronto-Dominion Bank (The) (Canada)(c)	3.625%(5 Yr Swap + 2.21%) #	9/15/2031	19,023	19,859,274
Turkiye Garanti Bankasi AS (Turkey)†(c)	6.25%	4/20/2021	1,100	1,117,563
UBS AG (Switzerland)(c)	5.125%	5/15/2024	9,063	9,778,941
UBS AG/Stamford CT	7.625%	8/17/2022	8,638	9,736,451
Wells Fargo Bank NA	5.85%	2/1/2037	9,276	12,566,467
Wells Fargo Bank NA	6.60%	1/15/2038	7,573	11,130,664
Total				235,246,333

Beverages 0.36%

Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc.	4.70%	2/1/2036	3,202	3,733,064
Anheuser-Busch InBev Worldwide, Inc.	4.75%	1/23/2029	7,723	9,033,178
Becle SAB de CV (Mexico)†(c)	3.75%	5/13/2025	1,900	1,946,233
Total				14,712,475

Biotechnology Research & Production 0.09%

Gilead Sciences, Inc.	4.60%	9/1/2035	3,163	3,794,723

Business Services 0.34%

Adani Ports & Special Economic Zone Ltd. (India)†(c)	4.00%	7/30/2027	2,055	2,130,324
Ahern Rentals, Inc.†	7.375%	5/15/2023	4,095	3,552,412
United Rentals North America, Inc.	4.875%	1/15/2028	7,874	8,287,385
Total				13,970,121

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Chemicals 0.81%

CF Industries, Inc.	4.95%	6/1/2043	$4,197	$4,139,291
CNAC HK Finbridge Co. Ltd. (Hong Kong)(c)	3.50%	7/19/2022	4,000	4,055,011
CNAC HK Finbridge Co. Ltd. (Hong Kong)(c)	4.125%	7/19/2027	8,550	9,104,175
Mexichem SAB de CV (Mexico)†(c)	4.875%	9/19/2022	1,364	1,435,624
Phosagro OAO Via Phosagro Bond Funding DAC (Ireland)†(c)	3.949%	4/24/2023	6,720	6,875,864
Syngenta Finance NV (Netherlands)†(c)	4.441%	4/24/2023	1,200	1,258,171
Tronox, Inc.†	6.50%	4/15/2026	6,359	6,064,896
Total				32,933,032

Coal 0.17%

Indika Energy Capital III Pte Ltd. (Singapore)†(c)	5.875%	11/9/2024	4,200	4,006,949
Warrior Met Coal, Inc.†	8.00%	11/1/2024	2,603	2,718,508
Total				6,725,457

Computer Hardware 0.31%

Dell International LLC/EMC Corp.†	5.45%	6/15/2023	1,752	1,905,384
Dell International LLC/EMC Corp.†	6.02%	6/15/2026	863	974,726
Dell International LLC/EMC Corp.†	8.35%	7/15/2046	7,347	9,665,502
Total				12,545,612

Computer Software 0.12%

Oracle Corp.	6.125%	7/8/2039	3,346	4,788,317

Construction/Homebuilding 0.35%

Century Communities, Inc.†	6.75%	6/1/2027	3,854	4,094,875
Toll Brothers Finance Corp.	4.35%	2/15/2028	3,884	4,078,200
TRI Pointe Group, Inc.	5.25%	6/1/2027	2,171	2,214,420
William Lyon Homes, Inc.	5.875%	1/31/2025	2,154	2,186,310
Williams Scotsman International, Inc.†	6.875%	8/15/2023	1,763	1,851,150
Total				14,424,955

Diversified 0.02%

KOC Holding AS (Turkey)†(c)	5.25%	3/15/2023	625	615,131

Drugs 0.20%

AbbVie, Inc.	4.875%	11/14/2048	3,273	3,651,945
Bausch Health Americas, Inc.†	9.25%	4/1/2026	1,729	1,962,415
Bayer Corp.†	6.65%	2/15/2028	1,881	2,319,748
Total				7,934,108

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Electric: Power 2.11%

Ausgrid Finance Pty Ltd. (Australia)†(c)	4.35%	8/1/2028		$7,038	$7,806,081
Berkshire Hathaway Energy Co.	3.80%	7/15/2048		7,378	8,212,395
Calpine Corp.	5.75%	1/15/2025		1,956	1,992,675
Cleco Corporate Holdings LLC	4.973%	5/1/2046		2,736	3,280,636
Dayton Power & Light Co. (The)†	3.95%	6/15/2049		1,379	1,574,081
Dominion Energy South Carolina, Inc.	6.05%	1/15/2038		3,664	5,094,606
Dominion Energy South Carolina, Inc.	6.625%	2/1/2032		1,709	2,399,735
El Paso Electric Co.	5.00%	12/1/2044		2,392	2,883,338
Electricite de France SA (France)†(c)	5.00%	9/21/2048		3,796	4,645,411
Emirates Semb Corp., Water & Power Co. PJSC (United Arab Emirates)†(c)	4.45%	8/1/2035		1,845	2,034,113
Entergy Arkansas LLC	4.20%	4/1/2049		4,712	5,696,195
Entergy Louisiana LLC	4.00%	3/15/2033		2,862	3,324,373
Exelon Generation Co. LLC	5.60%	6/15/2042		564	679,421
Exelon Generation Co. LLC	6.25%	10/1/2039		4,230	5,445,982
Interstate Power & Light Co.	3.60%	4/1/2029		3,761	4,085,558
Massachusetts Electric Co.†	4.004%	8/15/2046		3,105	3,529,192
Minejesa Capital BV (Netherlands)†(c)	4.625%	8/10/2030		1,800	1,896,597
Pennsylvania Electric Co.†	3.60%	6/1/2029		3,906	4,198,839
Perusahaan Listrik Negara PT (Indonesia)†(c)	3.875%	7/17/2029		10,000	10,670,288
PSEG Power LLC	8.625%	4/15/2031		2,322	3,292,038
Vistra Operations Co. LLC†	4.30%	7/15/2029		2,913	2,978,501
Total					85,720,055

Electrical Equipment 0.45%

Broadcom Corp./Broadcom Cayman Finance Ltd.	3.625%	1/15/2024		1,596	1,629,885
Broadcom, Inc.†	3.625%	10/15/2024		16,249	16,487,762
Total					18,117,647

Electronics 0.00%

Trimble, Inc.	4.90%	6/15/2028		158	173,354

Engineering & Contracting Services 0.12%

China Railway Resources Huitung Ltd. (Hong Kong)(c)	3.85%	2/5/2023		2,849	2,975,404
Promontoria Holding 264 BV †(b)	6.75%	8/15/2023	EUR	2,000	1,995,050
Total					4,970,454

Entertainment 0.25%

Penn National Gaming, Inc.†	5.625%	1/15/2027		$3,957	4,081,052
Stars Group Holdings BV/Stars Group US Co-Borrower LLC (Netherlands)†(c)	7.00%	7/15/2026		5,735	6,100,606
Total					10,181,658

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Financial Services 1.94%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(c)	3.50%	1/15/2025	$10,075	$10,326,562
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(c)	3.875%	1/23/2028	6,006	6,238,046
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(c)	4.875%	1/16/2024	2,348	2,548,423
Affiliated Managers Group, Inc.	3.50%	8/1/2025	3,039	3,170,827
Affiliated Managers Group, Inc.	4.25%	2/15/2024	1,612	1,734,311
Air Lease Corp.	3.625%	12/1/2027	9,479	9,886,583
Ally Financial, Inc.	8.00%	11/1/2031	1,523	2,136,008
Brightsphere Investment Group, Inc.	4.80%	7/27/2026	3,066	3,225,622
GE Capital International Funding Co. Unlimited Co. (Ireland)(c)	4.418%	11/15/2035	12,388	12,607,480
Global Aircraft Leasing Co. Ltd. PIK 7.25%†	6.50%	9/15/2024	6,154	6,138,615
International Lease Finance Corp.	5.875%	8/15/2022	1,071	1,176,695
Navient Corp.	6.75%	6/25/2025	5,628	6,064,170
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%	3/15/2027	3,612	3,930,068
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%	4/15/2045	4,780	5,085,419
SURA Asset Management SA (Colombia)†(c)	4.375%	4/11/2027	4,400	4,614,544
Total				78,883,373

Food 0.48%

Albertsons Cos LLC/Safeway, Inc./Albertsons LP/Albertson’s LLC	6.625%	6/15/2024	1,791	1,885,028
Arcor SAIC (Argentina)†(c)	6.00%	7/6/2023	2,538	2,093,875
Chobani LLC/Chobani Finance Corp., Inc.†	7.50%	4/15/2025	4,208	3,902,920
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.†	6.50%	4/15/2029	7,416	8,231,760
Minerva Luxembourg SA (Luxembourg)†(c)	5.875%	1/19/2028	3,261	3,250,434
Total				19,364,017

Foreign Government 0.12%

CBB International Sukuk Co. (Bahrain)†(c)	5.25%	3/20/2025	4,450	4,718,477

Health Care Services 0.45%

Acadia Healthcare Co., Inc.	6.50%	3/1/2024	1,795	1,862,312
CHS/Community Health Systems, Inc.	8.00%	11/15/2019	1,975	1,936,734
CommonSpirit Health	3.347%	10/1/2029	5,581	5,758,695
HCA, Inc.	5.25%	6/15/2026	2,455	2,774,863

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Care Services (continued)

RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.†	9.75%	12/1/2026	$1,760	$1,885,400
Surgery Center Holdings, Inc.†	10.00%	4/15/2027	2,065	1,982,400
Tenet Healthcare Corp.†	6.25%	2/1/2027	1,883	1,955,966
Total				18,156,370

Insurance 0.42%

Radian Group, Inc.	4.875%	3/15/2027	3,968	4,052,320
Teachers Insurance & Annuity Association of America†	4.90%	9/15/2044	8,180	10,309,443
Willis North America, Inc.	7.00%	9/29/2019	2,555	2,562,873
Total				16,924,636

Investment Management Companies 0.02%

Grupo de Inversiones Suramericana SA (Colombia)†(c)	5.50%	4/29/2026	750	838,125

Leisure 0.38%

Carnival plc	7.875%	6/1/2027	3,957	5,208,543
Royal Caribbean Cruises Ltd.	3.70%	3/15/2028	10,029	10,441,080
Total				15,649,623

Lodging 0.07%

Wyndham Destinations, Inc.	5.75%	4/1/2027	2,493	2,670,626

Machinery: Agricultural 0.40%

BAT Capital Corp.	4.39%	8/15/2037	6,810	6,865,987
MHP Lux SA (Luxembourg)†(c)	6.95%	4/3/2026	2,460	2,532,230
Reynolds American, Inc.	5.70%	8/15/2035	5,830	6,794,322
Total				16,192,539

Machinery: Industrial/Specialty 0.46%

Kennametal, Inc.	4.625%	6/15/2028	3,687	3,974,693
nVent Finance Sarl (Luxembourg)(c)	4.55%	4/15/2028	13,974	14,813,747
Total				18,788,440

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Manufacturing 0.27%

General Electric Co.	2.667%(3 Mo. LIBOR + .38%) #	5/5/2026	$4,575	$4,037,070
General Electric Co.	6.15%	8/7/2037	239	283,176
Siemens Financieringsmaatschappij NV (Netherlands)†(c)	2.35%	10/15/2026	6,435	6,487,172
Total				10,807,418

Media 1.71%

AMC Networks, Inc.	4.75%	8/1/2025	1,901	1,948,525
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.00%	2/1/2028	7,840	8,251,600
Cox Communications, Inc.†	4.50%	6/30/2043	3,215	3,441,738
Cox Communications, Inc.†	4.70%	12/15/2042	2,680	2,899,722
Cox Communications, Inc.†	8.375%	3/1/2039	5,603	8,428,772
DISH DBS Corp.	7.75%	7/1/2026	3,947	3,887,795
Gray Television, Inc.†	7.00%	5/15/2027	5,414	5,940,241
Myriad International Holdings BV (Netherlands)†(c)	5.50%	7/21/2025	5,300	6,043,749
Scripps Escrow, Inc.†	5.875%	7/15/2027	3,962	4,006,572
Time Warner Cable LLC	6.55%	5/1/2037	725	879,102
Time Warner Cable LLC	7.30%	7/1/2038	6,614	8,496,280
Time Warner Entertainment Co. LP	8.375%	7/15/2033	4,078	5,726,146
VTR Finance BV (Chile)†(c)	6.875%	1/15/2024	3,496	3,622,730
Walt Disney Co. (The)†	7.75%	12/1/2045	3,403	6,001,154
Total				69,574,126

Metals & Minerals: Miscellaneous 1.12%

Anglo American Capital plc (United Kingdom)†(c)	4.00%	9/11/2027	10,010	10,337,950
Anglo American Capital plc (United Kingdom)†(c)	4.75%	4/10/2027	10,543	11,410,471
Barrick North America Finance LLC	7.50%	9/15/2038	711	997,042
Corp. Nacional del Cobre de Chile (Chile)†(c)	4.50%	9/16/2025	4,400	4,883,500
Freeport-McMoRan, Inc.	3.875%	3/15/2023	3,982	4,033,368
Glencore Finance Canada Ltd. (Canada)†(c)	5.55%	10/25/2042	7,522	8,367,152
Kinross Gold Corp. (Canada)(c)	5.95%	3/15/2024	1,969	2,198,586
MMC Norilsk Nickel OJSC via MMC Finance DAC (Ireland)†(c)	4.10%	4/11/2023	3,200	3,305,261
Total				45,533,330

Natural Gas 0.34%

Dominion Energy Gas Holdings LLC	4.60%	12/15/2044	7,847	9,531,673
Piedmont Natural Gas Co., Inc.	3.50%	6/1/2029	3,959	4,285,654
Total				13,817,327

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil 2.76%

Afren plc (United Kingdom)†(c)(d)	10.25%	4/8/2019	$2,537	$21,363
Apache Corp.	4.75%	4/15/2043	6,009	5,820,364
California Resources Corp.†	8.00%	12/15/2022	7,247	4,203,260
Centennial Resource Production LLC†	6.875%	4/1/2027	3,937	3,956,685
Ecopetrol SA (Colombia)(c)	4.125%	1/16/2025	9,365	9,844,956
Ecopetrol SA (Colombia)(c)	5.875%	5/28/2045	1,866	2,199,566
Eni SpA (Italy)†(c)	5.70%	10/1/2040	12,550	15,808,501
Equinor ASA (Norway)(c)	7.15%	11/15/2025	4,060	5,150,121
Gazprom OAO via Gaz Capital SA (Luxembourg)†(c)	4.95%	2/6/2028	1,300	1,410,660
Hilcorp Energy I LP/Hilcorp Finance Co.†	6.25%	11/1/2028	4,181	3,867,425
Kerr-McGee Corp.	7.875%	9/15/2031	1,873	2,583,735
MEG Energy Corp. (Canada)†(c)	7.00%	3/31/2024	8,364	7,998,075
OGX Austria GmbH (Brazil)†(c)(d)	8.50%	6/1/2018	1,730	35
Pertamina Persero PT (Indonesia)†(c)	4.70%	7/30/2049	800	869,456
Pertamina Persero PT (Indonesia)†(c)	5.625%	5/20/2043	1,500	1,808,445
Petrobras Global Finance BV (Netherlands)(c)	5.75%	2/1/2029	6,000	6,513,000
Petrobras Global Finance BV (Netherlands)(c)	7.25%	3/17/2044	5,436	6,418,285
Petroleos Mexicanos (Mexico)(c)	4.50%	1/23/2026	6,372	6,037,470
Petroleos Mexicanos (Mexico)(c)	5.35%	2/12/2028	8,650	8,213,175
Saudi Arabian Oil Co. (Saudi Arabia)†(c)	2.875%	4/16/2024	6,400	6,572,183
Sinopec Group Overseas Development Ltd.†	4.375%	10/17/2023	1,548	1,672,321
SM Energy Co.	6.75%	9/15/2026	3,462	2,960,010
Valero Energy Corp.	10.50%	3/15/2039	4,131	7,128,589
YPF SA (Argentina)†(c)	8.50%	7/28/2025	1,787	1,179,438
Total				112,237,118

Oil: Crude Producers 0.70%

Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates)†(c)	4.60%	11/2/2047	2,240	2,777,600
Buckeye Partners LP	6.375%(3 Mo. LIBOR + 4.02%) #	1/22/2078	5,349	4,051,868
Colonial Pipeline Co.†	4.25%	4/15/2048	4,898	5,597,417
Energy Transfer Operating LP	6.25%	4/15/2049	700	867,395
Energy Transfer Partners LP/Regency Energy Finance Corp.	5.00%	10/1/2022	470	498,625
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	3,850	3,979,123
Northern Natural Gas Co.†	4.30%	1/15/2049	2,437	2,912,779
Sabine Pass Liquefaction LLC	5.625%	3/1/2025	6,968	7,830,060
Total				28,514,867

Oil: Integrated Domestic 0.88%

Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.	4.08%	12/15/2047	18,036	17,635,560

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Integrated Domestic (continued)

Halliburton Co.	6.70%	9/15/2038	$3,139	$4,229,767
Halliburton Co.	7.45%	9/15/2039	2,244	3,176,727
Nine Energy Service, Inc.†	8.75%	11/1/2023	1,747	1,585,403
Schlumberger Holdings Corp.†	4.30%	5/1/2029	3,885	4,270,076
Transocean Proteus Ltd.†	6.25%	12/1/2024	4,739	4,869,579
Total				35,767,112

Paper & Forest Products 0.10%

Fibria Overseas Finance Ltd. (Brazil)(c)	4.00%	1/14/2025	3,850	3,946,250

Real Estate Investment Trusts 1.17%

China Evergrande Group (China)(c)	10.00%	4/11/2023	7,000	6,512,123
Country Garden Holdings Co. Ltd. (China)(c)	4.75%	1/17/2023	1,483	1,462,987
Country Garden Holdings Co. Ltd. (China)(c)	4.75%	9/28/2023	2,517	2,446,564
EPR Properties	4.50%	6/1/2027	7,249	7,757,290
EPR Properties	4.75%	12/15/2026	3,792	4,116,382
EPR Properties	4.95%	4/15/2028	2,029	2,230,260
MPT Operating Partnership LP/MPT Finance Corp.	5.00%	10/15/2027	1,888	2,020,160
Shimao Property Holdings Ltd. (Hong Kong)(c)	4.75%	7/3/2022	3,200	3,228,774
VEREIT Operating Partnership LP	4.875%	6/1/2026	15,872	17,779,323
Total				47,553,863

Retail 0.15%

IRB Holding Corp.†	6.75%	2/15/2026	5,941	5,985,558

Steel 0.09%

Cleveland-Cliffs, Inc.	5.75%	3/1/2025	3,825	3,844,125

Technology 0.65%

Baidu, Inc. (China)(c)	3.50%	11/28/2022	3,350	3,445,355
Match Group, Inc.†	5.625%	2/15/2029	5,647	6,141,112
Netflix, Inc.†	6.375%	5/15/2029	8,772	10,131,660
Tencent Holdings Ltd. (China)†(c)	3.595%	1/19/2028	6,500	6,861,830
Total				26,579,957

Telecommunications 0.69%

AT&T, Inc.	6.10%	7/15/2040	1,546	1,970,046
AT&T, Inc.	6.25%	3/29/2041	7,101	9,178,496

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Telecommunications (continued)

Intelsat Jackson Holdings SA (Luxembourg)(c)	5.50%	8/1/2023	$4,221	$3,862,215
Ooredoo International Finance Ltd.†	3.75%	6/22/2026	1,800	1,926,000
Sprint Capital Corp.	6.875%	11/15/2028	3,513	3,903,821
Verizon Communications, Inc.	3.258%(3 Mo. LIBOR + 1.10%) #	5/15/2025	3,016	3,064,553
ViaSat, Inc.†	5.625%	4/15/2027	3,751	3,994,815
Total				27,899,946

Toys 0.15%

Mattel, Inc.†	6.75%	12/31/2025	5,904	6,081,120

Transportation: Miscellaneous 0.18%

Autoridad del Canal de Panama (Panama)†(c)	4.95%	7/29/2035	200	229,252
Burlington Northern Santa Fe LLC	5.75%	5/1/2040	1,637	2,252,584
Pelabuhan Indonesia III Persero PT (Indonesia)†(c)	4.50%	5/2/2023	1,500	1,588,934
Rumo Luxembourg Sarl (Luxembourg)†(c)	7.375%	2/9/2024	3,163	3,408,132
Total				7,478,902

Undefined 0.05%

Empresas Publicas de Medellin ESP (Colombia)†(c)	4.25%	7/18/2029	1,770	1,864,164

Utilities 0.22%

Aegea Finance Sarl (Brazil)†(c)	5.75%	10/10/2024	3,936	4,118,079
Aqua America, Inc.	3.566%	5/1/2029	4,306	4,692,079
Total				8,810,158
Total Corporate Bonds (cost $1,102,473,612)				1,174,165,357

FLOATING RATE LOANS(e) 0.44%

Building Materials 0.10%

Airxcel, Inc. 1st Lien Initial Term Loan	6.612%(1 Mo. LIBOR + 4.50%)	4/28/2025	4,144	4,011,074

Containers 0.09%

ProAmpac PG Borrower LLC 1st Lien Initial Term Loan	5.669%(3 Mo. LIBOR + 3.50%)	11/18/2023	3,860	3,708,902

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Electric: Power 0.10%

Helix Gen Funding, LLC Term Loan	5.862%(1 Mo. LIBOR + 3.75%)	6/2/2024		$4,175	$4,006,685

Service 0.09%

North American Lifting Holdings, Inc. 1st Lien Initial Term Loan	6.83%(3 Mo. LIBOR + 4.50%)	11/27/2020		3,986	3,718,021

Transportation: Miscellaneous 0.06%

Gruden Acquisition, Inc. 2nd Lien Term Loan	10.83%(3 Mo. LIBOR + 8.50%)	8/18/2023		2,238	2,225,881
Total Floating Rate Loans (cost $17,939,473)					17,670,563

FOREIGN BOND 0.04%

Mexico

Red de Carreteras de Occidente S.A.P.I.B. de CV†(b) (cost $2,515,344)	9.00%	6/10/2028	MXN	31,250	1,543,813

FOREIGN GOVERNMENT OBLIGATIONS 3.40%

Angola 0.20%

Republic of Angola†(c)	8.25%	5/9/2028		$3,460	3,580,321
Republic of Angola†(c)	9.50%	11/12/2025		3,900	4,420,693
Total					8,001,014

Argentina 0.42%

Provincia de Buenos Aires†(c)	6.50%	2/15/2023		1,533	498,225
Provincia de Mendoza†(c)	8.375%	5/19/2024		2,850	1,624,500
Republic of Argentina(c)	5.625%	1/26/2022		22,825	9,130,000
Republic of Argentina(c)	5.875%	1/11/2028		5,040	1,915,200
Republic of Argentina(c)	6.875%	4/22/2021		8,832	3,775,768
Total					16,943,693

Bahamas 0.13%

Commonwealth of Bahamas†(c)	6.00%	11/21/2028		2,750	3,069,715
Commonwealth of Bahamas†(c)	6.95%	11/20/2029		1,943	2,268,472
Total					5,338,187

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Bermuda 0.08%

Government of Bermuda†	3.717%	1/25/2027	$3,090	$3,321,750

Dominican Republic 0.13%

Dominican Republic†(c)	6.40%	6/5/2049	3,080	3,384,150
Dominican Republic†(c)	6.50%	2/15/2048	1,500	1,659,390
Total				5,043,540

Egypt 0.18%

Arab Republic of Egypt†(c)	6.125%	1/31/2022	1,700	1,768,935
Arab Republic of Egypt†(c)	6.588%	2/21/2028	3,800	3,902,125
Arab Republic of Egypt†(c)	7.903%	2/21/2048	1,560	1,614,023
Total				7,285,083

Ghana 0.13%

Republic of Ghana†(c)	7.875%	8/7/2023	1,535	1,676,212
Republic of Ghana†(c)	8.125%	3/26/2032	3,470	3,402,387
Total				5,078,599

Japan 1.01%

Japan Bank for International Corp.(c)	2.125%	2/10/2025	23,428	23,865,136
Japan Bank for International Corp.(c)	2.50%	5/23/2024	16,562	17,163,447
Total				41,028,583

Kenya 0.15%

Republic of Kenya†(c)	7.00%	5/22/2027	5,650	5,966,259

Latvia 0.05%

Republic of Latvia†(c)	5.25%	6/16/2021	2,047	2,161,667

Lithuania 0.10%

Republic of Lithuania†(c)	7.375%	2/11/2020	4,078	4,173,478

Mexico 0.23%

United Mexican States(c)	3.75%	1/11/2028	3,915	4,100,023
United Mexican States(c)	4.00%	10/2/2023	5,095	5,394,459
Total				9,494,482

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Nigeria 0.05%

Republic of Nigeria†(c)	7.143%		2/23/2030	$2,000	$2,014,774

Qatar 0.22%

State of Qatar†(c)	3.25%		6/2/2026	5,701	6,116,329
State of Qatar†(c)	5.103%		4/23/2048	2,100	2,802,881
Total					8,919,210

Romania 0.01%

Republic of Romania†(c)	6.125%		1/22/2044	320	421,063

Sri Lanka 0.05%

Republic of Sri Lanka†(c)	6.25%		7/27/2021	1,000	1,017,602
Republic of Sri Lanka†(c)	6.85%		11/3/2025	1,100	1,101,543
Total					2,119,145

Turkey 0.26%

Export Credit Bank of Turkey†(c)	8.25%		1/24/2024	2,650	2,710,446
Republic of Turkey(c)	3.25%		3/23/2023	1,350	1,233,548
Republic of Turkey(c)	5.625%		3/30/2021	4,141	4,199,289
Republic of Turkey(c)	5.75%		3/22/2024	2,625	2,562,089
Total					10,705,372
Total Foreign Government Obligations (cost $154,096,866)					138,015,899

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 1.30%

Federal Home Loan Mortgage Corp. Q001 XA IO	2.241	%#(f)	2/25/2032	17,234	2,367,130
Government National Mortgage Assoc. 2014-78 A	2.20%		4/16/2047	196	195,943
Government National Mortgage Assoc. 2015-47 AE	2.90	%#(f)	11/16/2055	6,318	6,462,086
Government National Mortgage Assoc. 2015-48 AS	2.90	%#(f)	2/16/2049	5,215	5,338,879
Government National Mortgage Assoc. 2015-73 AC	2.90	%#(f)	2/16/2053	1,342	1,372,626
Government National Mortgage Assoc. 2017-168 AS	2.70%		8/16/2058	10,940	11,091,121
Government National Mortgage Assoc. 2017-41 AS	2.60%		6/16/2057	8,470	8,542,746
Government National Mortgage Assoc. 2017-69 AS	2.75%		2/16/2058	4,380	4,453,270
Government National Mortgage Assoc. 2017-71 AS	2.70%		4/16/2057	2,882	2,923,214
Government National Mortgage Assoc. 2017-86 AS	2.75%		2/16/2058	3,379	3,436,450
Government National Mortgage Assoc. 2017-89 AB	2.60%		7/16/2058	2,824	2,861,775
Government National Mortgage Assoc. 2017-90 AS	2.70%		7/16/2057	3,878	3,934,572
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $52,099,062)					52,979,812

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 31.13%

Federal Home Loan Mortgage Corp.	3.50%		4/1/2049	$7	$6,698
Federal National Mortgage Assoc.(g)	3.00%		TBA	227,900	232,342,268
Federal National Mortgage Assoc.(g)	3.50%		TBA	931,700	957,685,700
Federal National Mortgage Assoc.(g)	4.00%		TBA	72,300	75,050,789
Total Government Sponsored Enterprises Pass-Throughs (cost $1,265,231,405)					1,265,085,455

MUNICIPAL BONDS 0.11%

Miscellaneous
North Texas Tollway Auth	8.91%		2/1/2030	2,875	2,956,362
Pennsylvania	5.35%		5/1/2030	1,600	1,635,248
Total Municipal Bonds (cost $4,564,155)					4,591,610

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 3.90%

Atrium Hotel Portfolio Trust 2018-ATRM A†	3.145%(1 Mo. LIBOR + .95%)	#	6/15/2035	3,567	3,562,788
Bancorp Commercial Mortgage Trust (The) 2018-CR3 A†	3.045%(1 Mo. LIBOR + .85%)	#	1/15/2033	2,409	2,402,321
BX Trust 2018-GW A†	2.995%(1 Mo. LIBOR + .80%)	#	5/15/2035	9,610	9,604,326
Caesars Palace Las Vegas Trust 2017-VICI A†	3.531%		10/15/2034	10,391	10,867,364
Caesars Palace Las Vegas Trust 2017-VICI B†	3.835%		10/15/2034	6,358	6,658,300
Citigroup Commercial Mortgage Trust 2014-GC25 XB IO	0.332	%#(f)	10/10/2047	50,626	564,439
Citigroup Commercial Mortgage Trust 2016-GC36 D†	2.85%		2/10/2049	8,100	7,097,190
Commercial Mortgage Pass-Through Certificates 2014-CR19 XA IO	1.233	%#(f)	8/10/2047	4,048	171,902
Commercial Mortgage Pass-Through Certificates 2015-DC1 D†	4.487	%#(f)	2/10/2048	8,439	7,820,313
Commercial Mortgage Pass-Through Certificates 2015-PC1 AM	4.29	%#(f)	7/10/2050	3,400	3,741,206
Commercial Mortgage Pass-Through Certificates 2015-PC1 B	4.585	%#(f)	7/10/2050	1,570	1,706,631
Commercial Mortgage Pass-Through Certificates 2015-PC1 C	4.585	%#(f)	7/10/2050	2,684	2,848,022
Commercial Mortgage Pass-Through Certificates 2015-PC1 D	4.585	%#(f)	7/10/2050	7,822	7,453,269
Credit Suisse Mortgage Capital Certificates 2014-USA E†	4.373%		9/15/2037	3,000	2,885,539
DBWF Mortgage Trust 2018-GLKS A†	3.212%(1 Mo. LIBOR + 1.03%)	#	11/19/2035	6,411	6,415,822
GS Mortgage Securities Corp. Trust 2018-FBLU A†	3.145%(1 Mo. LIBOR + .95%)	#	11/15/2035	6,390	6,392,408
GS Mortgage Securities Corp. Trust 2018-RIVR A†	3.145%(1 Mo. LIBOR + .95%)	#	7/15/2035	4,380	4,393,016
GS Mortgage Securities Trust 2014-GC26 C	4.668	%#(f)	11/10/2047	135	139,967
GS Mortgage Securities Trust 2015-GC32 C	4.557	%#(f)	7/10/2048	1,230	1,327,117
Hudsons Bay Simon JV Trust 2015-HB10 XB10 IO†	0.723	%#(f)	8/5/2034	19,156	616,249

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Hudsons Bay Simon JV Trust 2015-HB7 B7†	4.666%		8/5/2034	$4,226	$4,284,226
Hudsons Bay Simon JV Trust 2015-HB7 D7†	5.331	%#(f)	8/5/2034	3,741	3,585,570
Hudsons Bay Simon JV Trust 2015-HB7 XB7 IO†	0.665	%#(f)	8/5/2034	22,024	326,616
J.P. Morgan Chase Commercial Mortgage SecuritiesTrust 2018-MINN A†	3.345%(1 Mo. LIBOR + 1.27%)	#	11/15/2035	3,436	3,442,443
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XA IO	0.93	%#(f)	4/15/2047	2,893	66,378
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XB IO	0.46	%#(f)	4/15/2047	1,595	24,181
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C30 C	4.411	%#(f)	7/15/2048	2,500	2,640,209
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ A†	3.195%(1 Mo. LIBOR + 1.00%)	#	6/15/2032	10,362	10,366,418
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ D†	4.295%(1 Mo. LIBOR + 2.10%)	#	6/15/2032	5,176	5,201,930
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT AFL†	3.194%(1 Mo. LIBOR + .95%)	#	7/5/2033	2,472	2,472,926
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT BFL†	3.494%(1 Mo. LIBOR + 1.25%)	#	7/5/2033	7,410	7,415,418
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT BFX†	4.549%		7/5/2033	2,228	2,405,323
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT CFX†	4.95%		7/5/2033	2,968	3,208,631
Merrill Lynch Mortgage Investors Trust 2006-AF2 AF1	6.25%		10/25/2036	696	601,690
Sequoia Mortgage Trust 2012-4 A3	2.069	%#(f)	9/25/2042	287	285,299
SFAVE Commercial Mortgage Securities Trust 2015-5AVE A1†	3.872	%#(f)	1/5/2043	695	774,991
SFAVE Commercial Mortgage Securities Trust 2015-5AVE A2B†	4.144	%#(f)	1/5/2043	450	505,107
UBS-BAMLL Trust 2012-WRM E†	4.379	%#(f)	6/10/2030	3,905	3,784,524
Wells Fargo Commercial Mortgage Trust 2013-LC12 D†	4.421	%#(f)	7/15/2046	5,195	4,607,293
Wells Fargo Commercial Mortgage Trust 2015-C28 D	4.249	%#(f)	5/15/2048	7,460	7,100,861
Wells Fargo Commercial Mortgage Trust 2016-C35 C	4.176	%#(f)	7/15/2048	2,642	2,794,554
Wells Fargo Commercial Mortgage Trust 2016-NXS5 E†	5.038	%#(f)	1/15/2059	2,748	2,777,484
WF-RBS Commercial Mortgage Trust 2014-C20 XA IO	1.135	%#(f)	5/15/2047	9,003	330,801
WF-RBS Commercial Mortgage Trust 2014-C20 XB IO	0.735	%#(f)	5/15/2047	2,205	59,594
WF-RBS Commercial Mortgage Trust 2014-C23 XA IO	0.738	%#(f)	10/15/2057	63,860	1,544,478
WF-RBS Commercial Mortgage Trust 2014-C23 XB IO	0.307	%#(f)	10/15/2057	100,000	1,313,680
Total Non-Agency Commercial Mortgage-Backed Securities (cost $150,888,595)					158,588,814

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
U.S. TREASURY OBLIGATIONS 17.32%

U.S. Treasury Bond	2.75%	11/15/2047	$78,916	$92,327,096
U.S. Treasury Bond	2.875%	5/15/2049	65,875	79,394,815
U.S. Treasury Inflation Indexed Note(h)	0.625%	4/15/2023	175,028	177,714,381
U.S. Treasury Note	1.25%	8/31/2024	82,391	81,842,263
U.S. Treasury Note	1.625%	8/15/2029	33,366	33,751,143
U.S. Treasury Note	2.50%	1/31/2021	231,947	234,633,417
U.S. Treasury Note	2.875%	10/31/2020	4,166	4,219,539
Total U.S. Treasury Obligations (cost $678,544,727)				703,882,654
Total Long-Term Investments (cost $4,232,882,508)				4,325,712,058

SHORT-TERM INVESTMENTS 25.59%

CORPORATE BONDS 0.10%

Oil: Crude Producers

Spectra Energy Partners LP (cost $4,001,407)	3.179%(3 Mo. LIBOR + .70%) #	6/5/2020	3,990	3,998,538

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 9.74%

Federal Home Loan Bank Discount Notes (cost $395,048,858)	Zero Coupon	9/6/2019 – 11/5/2019	396,532	395,858,621

U.S. TREASURY OBLIGATION 10.32%
U.S. Treasury Bill (cost $419,512,561)	Zero Coupon	11/21/2019	421,347	419,557,855

REPURCHASE AGREEMENTS 5.43%

Repurchase Agreement dated 8/30/2019, 1.25% due 9/3/2019 with Fixed Income Clearing Corp. collateralized by $10,525,000 of U.S. Treasury Note at 2.25% due 3/31/2021; value: $10,722,786; proceeds: $10,513,514			10,512	10,512,054
Repurchase Agreement dated 8/30/2019, 2.03% due 9/3/2019 with JPMorgan Chase & Co. collateralized by $64,935,000 of Federal Home Loan Bank at 1.625% due 9/29/2020; value: $65,346,129; proceeds: $64,014,436			64,000	64,000,000
Repurchase Agreement dated 8/30/2019, 2.12% due 9/3/2019 with Toronto Dominion Grand Cayman collateralized by $139,850,000 of U.S. Treasury Note at 2.875% due 11/30/2023; value: $149,251,844; proceeds: $146,034,391			146,000	146,000,000
Total Repurchase Agreements (cost $220,512,054)				220,512,054
Total Short-Term Investments (cost $1,039,074,880)				1,039,927,068
Total Investments in Securities 132.04% (cost $5,271,957,388)				5,365,639,126
Liabilities in Excess of Cash, Foreign Cash and Other Assets(i) (32.04%)				(1,302,060,127)
Net Assets 100.00%				$4,063,578,999

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2019

BRL	Brazilian real.
CAD	Canadian dollar.
EUR	euro.
MXN	Mexican peso.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at August 31, 2019.
*	Non-income producing security.
(a)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(b)	Investment in non-U.S. dollar denominated securities.
(c)	Foreign security traded in U.S. dollars.
(d)	Defaulted (non-income producing security).
(e)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at August 31, 2019.
(f)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(g)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(h)	Treasury Inflation Protected Security. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on principal amount that is adjusted for inflation based on the Consumer Price Index.
(i)	Liabilities in Excess of Cash, Foreign Cash and Other Assets include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

Centrally Cleared Interest Rate Swap Contracts at August 31, 2019:

Central Clearingparty*	Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Termination Date	Notional Amount	Notional Value	Unrealized Appreciation
Credit Suisse	3-Month USD LIBOR Index	2.3497%	4/1/2021	$284,374,331	$287,659,105	$3,284,774
Credit Suisse	3-Month USD LIBOR Index	1.8902%	6/7/2021	200,000,000	201,147,214	1,147,214
Total Unrealized Appreciation on Centrally Cleared Interest Rate Swap Contracts						4,431,988

*	Central Clearinghouse: Chicago Mercantile Exchange (CME)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2019

Central Clearingparty*	Periodic Payments to be Made By The Fund (Quaterly)	Periodic Payments to be Received By The Fund (Quaterly)	Termination Date	Notional Amount	Notional Value	Unrealized Depreciation
Credit Suisse	2.4045%	3-Month USD LIBOR Index	4/1/2029	$49,020,000	$53,584,379	$(4,564,379)

*	Central Clearinghouse: Chicago Mercantile Exchange (CME)

Open Forward Foreign Currency Exchange Contracts at August 31, 2019:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
euro	Sell	Bank of America	9/9/2019	6,209,000	$7,024,322	$6,826,570	$197,752
Mexican peso	Sell	Barclays Bank plc	11/14/2019	31,000,000	1,558,961	1,528,474	30,487
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$228,239

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
euro	Buy	Bank of America	9/9/2019	360,000	$403,296	$395,808	$(7,488)
euro	Buy	Barclays Bank plc	9/9/2019	1,440,000	1,616,511	1,583,228	(33,283)
euro	Buy	J.P. Morgan	9/9/2019	723,000	806,598	794,912	(11,686)
euro	Buy	Morgan Stanley	9/9/2019	360,000	404,178	395,807	(8,371)
euro	Buy	State Street Bank and Trust	9/9/2019	854,000	974,265	938,942	(35,323)
euro	Buy	Toronto Dominion Bank	9/9/2019	731,000	812,556	803,708	(8,848)
Canadian dollar	Sell	Morgan Stanley	9/19/2019	4,092,000	3,062,920	3,074,255	(11,335)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(116,334)

Open Futures Contracts at August 31, 2019:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	December 2019	1,955	Long	$422,298,709	$422,509,102	$210,393
U.S. 5-Year Treasury Note	December 2019	3,027	Long	363,127,002	363,169,056	42,054
Total Unrealized Appreciation on Open Futures Contracts						$252,447

	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 10-Year Ultra	December 2019	325	Short	$(46,809,565)	$(46,942,188)	$(132,623)
U.S. Long Bond	December 2019	1,000	Long	166,322,170	165,250,000	(1,072,170)
U.S. Ultra Treasury Bond	December 2019	161	Long	31,953,826	31,787,438	(166,388)
Total Unrealized Depreciation on Open Futures Contracts						$(1,371,181)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2019

The following is a summary of the inputs used as of August 31, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Credit Cards	$—	$98,702,504	$11,550,571	$110,253,075
Other	—	283,663,132	1,974,174	285,637,306
Remaining Industries	—	413,247,786	—	413,247,786
Common Stocks	—	49,914	—	49,914
Corporate Bonds	—	1,174,165,357	—	1,174,165,357
Floating Rate Loans	—	17,670,563	—	17,670,563
Foreign Bond	—	1,543,813	—	1,543,813
Foreign Government Obligations	—	138,015,899	—	138,015,899
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	52,979,812	—	52,979,812
Government Sponsored Enterprises Pass-Throughs	—	1,265,085,455	—	1,265,085,455
Municipal Bonds	—	4,591,610	—	4,591,610
Non-Agency Commercial Mortgage-Backed Securities	—	158,588,814	—	158,588,814
U.S. Treasury Obligations	—	703,882,654	—	703,882,654
Short-Term Investments
Corporate Bonds	—	3,998,538	—	3,998,538
Government Sponsored Enterprises Pass-Throughs	—	395,858,621	—	395,858,621
Repurchase Agreements	—	220,512,054	—	220,512,054
U.S. Treasury Obligation	—	419,557,855	—	419,557,855
Total	$—	$5,352,114,381	$13,524,745	$5,365,639,126
Other Financial Instruments
Centrally Cleared Interest Rate Swaps Contracts
Assets	$—	$4,431,988	$—	$4,431,988
Liabilities	—	(4,564,379)	—	(4,564,379)
Forward Foreign Currency Exchange Contracts
Assets	—	228,239	—	228,239
Liabilities	—	(116,334)	—	(116,334)
Futures Contracts
Assets	252,447	—	—	252,447
Liabilities	(1,371,181)	—	—	(1,371,181)
Total	$(1,118,734)	$(20,486)	$—	$(1,139,220)

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2019

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset-Backed Securities
Balance as of December 1, 2018	$3,749,000
Accrued Discounts (Premiums)	(89)
Realized Gain (Loss)	—
Change in Unrealized Appreciation (Depreciation)	124,465
Purchases	13,400,369
Sales	—
Transfers into Level 3	—
Transfers out of Level 3	(3,749,000)
Balance as of August 31, 2019	$13,524,745
Change in unrealized appreciation/depreciation for the period ended August 31, 2019, related to Level 3 investments held at August 31, 2019	$124,465

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 68.17%

ASSET-BACKED SECURITIES 22.55%

Automobiles 12.21%

ACC Trust 2018-1 A†	3.70%	12/21/2020	$816	$817,018
ACC Trust 2019-1 A†	3.75%	5/20/2022	11,245	11,358,200
American Credit Acceptance Receivables Trust 2016-3 C†	4.26%	8/12/2022	3,607	3,634,651
American Credit Acceptance Receivables Trust 2018-1 C†	3.55%	4/10/2024	3,857	3,880,620
American Credit Acceptance Receivables Trust 2018-2 A†	2.94%	1/10/2022	1,656	1,656,096
American Credit Acceptance Receivables Trust 2019-1 B†	3.32%	4/12/2023	11,520	11,670,440
AmeriCredit Automobile Receivables 2015-4 D	3.72%	12/8/2021	21,398	21,578,627
AmeriCredit Automobile Receivables Trust 2015-2 C	2.40%	1/8/2021	13	12,963
AmeriCredit Automobile Receivables Trust 2015-3 C	2.73%	3/8/2021	2,050	2,051,064
AmeriCredit Automobile Receivables Trust 2016-3 B	1.80%	10/8/2021	1,039	1,037,858
AmeriCredit Automobile Receivables Trust 2016-3 C	2.24%	4/8/2022	2,481	2,480,184
AmeriCredit Automobile Receivables Trust 2016-3 D	2.71%	9/8/2022	6,489	6,543,970
Americredit Automobile Receivables Trust 2016-4 B	1.83%	12/8/2021	1,800	1,796,536
AmeriCredit Automobile Receivables Trust 2017-4 A3	2.04%	7/18/2022	8,085	8,079,955
AmeriCredit Automobile Receivables Trust 2018-2 A2A	2.86%	11/18/2021	18,333	18,371,296
AmeriCredit Automobile Receivables Trust 2018-3 A2A	3.11%	1/18/2022	11,398	11,430,756
AmeriCredit Automobile Receivables Trust 2018-3 A2B	2.432%(1 Mo. LIBOR + .25%) #	1/18/2022	11,398	11,396,048
AmeriCredit Automobile Receivables Trust 2019-1 A2A	2.93%	6/20/2022	26,440	26,557,692
AmeriCredit Automobile Receivables Trust 2019-1 A2B	2.442%(1 Mo. LIBOR + .26%) #	6/20/2022	29,222	29,234,165
Avid Automobile Receivables Trust 2018-1 A†	2.84%	8/15/2023	960	959,706
BMW Vehicle Lease Trust 2019-1 A2	2.79%	3/22/2021	59,378	59,601,255
California Republic Auto Receivables Trust 2015-2 A4	1.75%	1/15/2021	14	14,063
California Republic Auto Receivables Trust 2015-4 A4†	2.58%	6/15/2021	1,481	1,481,773
California Republic Auto Receivables Trust 2016-2 A4	1.83%	12/15/2021	220	220,064
California Republic Auto Receivables Trust 2017-1 A4	2.28%	6/15/2022	11,383	11,386,497
California Republic Auto Receivables Trust 2018-1 A2	2.86%	3/15/2021	4,312	4,314,633
Capital Auto Receivables Asset Trust 2015-3 D	3.34%	3/22/2021	2,575	2,577,777
Capital Auto Receivables Asset Trust 2015-4 D	3.62%	5/20/2021	1,171	1,175,516
Capital Auto Receivables Asset Trust 2016-2 B	2.11%	3/22/2021	1,000	998,973
Capital Auto Receivables Asset Trust 2017-1 A3†	2.02%	8/20/2021	3,929	3,925,512
Capital Auto Receivables Asset Trust 2018-1 A3†	2.79%	1/20/2022	26,407	26,488,798
Capital Auto Receivables Asset Trust 2018-1 A4†	2.93%	6/20/2022	13,907	14,071,364
Capital Auto Receivables Asset Trust 2018-2 A2†	3.02%	2/22/2021	19,397	19,439,143
Capital Auto Receivables Asset Trust 2018-2 A3†	3.27%	6/20/2023	12,196	12,320,233
Capital Auto Receivables Asset Trust 2018-2 B†	3.48%	10/20/2023	5,648	5,733,338

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

Capital One Prime Auto Receivables Trust 2019-1 A2	2.58%	4/15/2022	$114,502	$115,194,451
CarFinance Capital Auto Trust 2015-1A C†	3.58%	6/15/2021	3,465	3,465,810
CarMax Auto Owner Trust 2016-1 D	3.11%	8/15/2022	6,389	6,406,521
CarMax Auto Owner Trust 2016-3 A3	1.39%	5/17/2021	93	92,611
CarMax Auto Owner Trust 2016-4 A3	1.40%	8/15/2021	1,826	1,821,418
Chesapeake Funding II LLC 2016-2A A1†	1.88%	6/15/2028	1,351	1,350,091
Chesapeake Funding II LLC 2016-2A A2†	3.195%(1 Mo. LIBOR + 1.00%) #	6/15/2028	331	331,038
Chesapeake Funding II LLC 2017-2A A1†	1.99%	5/15/2029	2,487	2,483,775
Chesapeake Funding II LLC 2017-2A A2†	2.645%(1 Mo. LIBOR + .45%) #	5/15/2029	1,356	1,355,324
Chesapeake Funding II LLC 2017-3A A1†	1.91%	8/15/2029	907	904,241
Chesapeake Funding II LLC 2017-3A A2†	2.535%(1 Mo. LIBOR + .34%) #	8/15/2029	13,325	13,324,673
Chesapeake Funding II LLC 2017-4A A1†	2.12%	11/15/2029	27,084	27,083,324
Chesapeake Funding II LLC 2017-4A A2†	2.535%(1 Mo. LIBOR + .34%) #	11/15/2029	5,033	5,036,705
Chesapeake Funding II LLC 2018-3A A2†	2.675%(1 Mo. LIBOR + .48%) #	1/15/2031	75,704	75,651,192
Chrysler Capital Auto Receivables Trust 2016-BA A3†	1.64%	7/15/2021	213	213,334
CPS Auto Receivables Trust 2014-C D†	4.83%	8/17/2020	6,027	6,032,749
CPS Auto Receivables Trust 2016-C C†	3.27%	6/15/2022	4,809	4,816,967
CPS Auto Receivables Trust 2016-C D†	5.92%	6/15/2022	5,325	5,472,139
CPS Auto Receivables Trust 2017-C B†	2.30%	7/15/2021	350	350,317
CPS Auto Receivables Trust 2017-D B†	2.43%	1/18/2022	2,451	2,451,169
CPS Auto Receivables Trust 2018-A B†	2.77%	4/18/2022	1,521	1,524,125
CPS Auto Receivables Trust 2018-B A†	2.72%	9/15/2021	3,042	3,042,781
CPS Auto Receivables Trust 2018-B B†	3.23%	7/15/2022	1,135	1,141,486
CPS Auto Receivables Trust 2019-A†	3.18%	6/15/2022	23,291	23,405,501
CPS Auto Trust 2017-A B†	2.68%	5/17/2021	302	302,425
CPS Auto Trust 2017-A C†	3.31%	12/15/2022	11,425	11,470,435
CPS Auto Trust 2018-C A†	2.87%	9/15/2021	4,001	4,004,308
CPS Auto Trust 2018-C B†	3.43%	7/15/2022	3,840	3,870,022
Drive Auto Receivables Trust 2015-BA E†	5.15%	8/15/2022	10,500	10,513,730
Drive Auto Receivables Trust 2016-BA D†	4.53%	8/15/2023	8,691	8,834,805
Drive Auto Receivables Trust 2016-CA C†	3.02%	11/15/2021	446	446,881
Drive Auto Receivables Trust 2016-CA D†	4.18%	3/15/2024	17,529	17,833,535
Drive Auto Receivables Trust 2017-1 C	2.84%	4/15/2022	2,726	2,727,306
Drive Auto Receivables Trust 2017-2 C	2.75%	9/15/2023	3,217	3,220,094

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

Drive Auto Receivables Trust 2017-3 C	2.80%	7/15/2022	$1,066	$1,067,711
Drive Auto Receivables Trust 2017-AA C†	2.98%	1/18/2022	2,022	2,023,999
Drive Auto Receivables Trust 2017-AA D†	4.16%	5/15/2024	16,792	17,093,932
Drive Auto Receivables Trust 2017-BA D†	3.72%	10/17/2022	9,449	9,506,654
Drive Auto Receivables Trust 2018-3 A3	3.01%	11/15/2021	1,368	1,368,037
Drive Auto Receivables Trust 2018-3 B	3.37%	9/15/2022	4,980	4,992,060
Drive Auto Receivables Trust 2018-3 C	3.72%	9/16/2024	8,689	8,790,166
Drive Auto Receivables Trust 2018-4 A3	3.04%	11/15/2021	10,550	10,556,997
Drive Auto Receivables Trust 2018-4 B	3.36%	10/17/2022	10,262	10,295,826
Drive Auto Receivables Trust 2018-4 C	3.66%	11/15/2024	4,697	4,762,972
Drive Auto Receivables Trust 2018-5 A2A	3.08%	7/15/2021	4,761	4,762,216
Drive Auto Receivables Trust 2018-5 A2B	2.515%(1 Mo. LIBOR + .32%) #	7/15/2021	3,904	3,904,158
Drive Auto Receivables Trust 2018-5 B	3.68%	7/15/2023	39,891	40,571,608
Drive Auto Receivables Trust 2019-2 A2A	2.93%	3/15/2022	34,651	34,725,642
Drive Auto Receivables Trust 2019-3 A2A	2.63%	9/15/2022	34,270	34,341,405
Enterprise Fleet Financing LLC 2017-1 A2†	2.13%	7/20/2022	379	379,160
Enterprise Fleet Financing LLC 2017-2 A2†	1.97%	1/20/2023	711	710,705
Enterprise Fleet Financing LLC 2018-1 A2†	2.87%	10/20/2023	10,164	10,214,531
Exeter Automobile Receivables Trust 2015-1A D†	5.83%	12/15/2021	5,141	5,147,189
Exeter Automobile Receivables Trust 2016-3A C†	4.22%	6/15/2022	3,825	3,880,492
Exeter Automobile Receivables Trust 2017-1A C†	3.95%	12/15/2022	960	974,140
Exeter Automobile Receivables Trust 2017-3A A†	2.05%	12/15/2021	4,532	4,530,084
Exeter Automobile Receivables Trust 2019-3A A†	2.59%	9/15/2022	92,694	92,782,567
Fifth Third Auto Trust 2019-1 A2A	2.66%	5/16/2022	40,009	40,245,085
First Investors Auto Owner Trust 2016-2A A2†	1.87%	11/15/2021	70	69,595
First Investors Auto Owner Trust 2017-3A A1†	2.00%	3/15/2022	165	164,607
First Investors Auto Owner Trust 2018-2A A1†	3.23%	12/15/2022	10,640	10,695,611
First Investors Auto Owner Trust 2019-1A A†	2.89%	3/15/2024	31,218	31,500,117
Flagship Credit Auto Trust 2016-1 B†	3.91%	6/15/2022	2,426	2,436,461
Flagship Credit Auto Trust 2016-2 A2†	3.05%	8/16/2021	273	273,171
Flagship Credit Auto Trust 2016-3 B†	2.43%	6/15/2021	1,247	1,246,445
Flagship Credit Auto Trust 2017-2 A†	1.85%	7/15/2021	58	57,711
Flagship Credit Auto Trust 2017-3 A†	1.88%	10/15/2021	961	959,405
Flagship Credit Auto Trust 2017-4 A†	2.07%	4/15/2022	782	780,438
Flagship Credit Auto Trust 2018-2 A†	2.97%	10/17/2022	14,105	14,167,688
Flagship Credit Auto Trust 2018-3 A†	3.07%	2/15/2023	21,629	21,747,258
Ford Credit Auto Owner Trust 2014-2 A†	2.31%	4/15/2026	121,073	121,077,068
Ford Credit Auto Owner Trust 2015-1 A†	2.12%	7/15/2026	19,648	19,641,076
Foursight Capital Automobile Receivables Trust 2015-1 B†	4.12%	9/15/2022	1,750	1,750,859

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

Foursight Capital Automobile Receivables Trust 2018-1 A2†	2.85%	8/16/2021	$3,809	$3,809,817
Foursight Capital Automobile Receivables Trust 2018-1 A3†	3.24%	9/15/2022	5,444	5,476,111
Foursight Capital Automobile Receivables Trust 2018-2 A2†	3.32%	4/15/2022	16,901	16,978,925
GM Financial Automobile Leasing Trust 2019-2 A2A	2.67%	6/21/2021	29,814	29,935,364
GM Financial Automobile Leasing Trust 2019-2 A3	2.67%	3/21/2022	16,101	16,284,994
GM Financial Automobile Leasing Trust 2019-3 A2A	2.09%	10/20/2021	90,716	90,780,517
GM Financial Consumer Automobile Receivables Trust 2017-3A A3†	1.97%	5/16/2022	32,076	32,076,253
GM Financial Consumer Automobile Receivables Trust 2019-1 A2	2.99%	3/16/2022	42,264	42,419,972
Honda Auto Receivables Owner Trust 2017-3 A3	1.79%	9/20/2021	7,636	7,625,755
Honda Auto Receivables Owner Trust 2019-1 A2	2.75%	9/20/2021	61,418	61,757,777
Nissan Auto Receivables Owner Trust 2016-B A3	1.32%	1/15/2021	36	36,313
Nissan Auto Receivables Owner Trust 2017-C A3	2.12%	4/18/2022	2,624	2,626,923
OSCAR US Funding Trust VII LLC 2017-2A A2B†	2.851%(1 Mo. LIBOR + .65%) #	11/10/2020	1,149	1,149,473
Prestige Auto Receivables Trust 2019-1A A2†	2.44%	7/15/2022	35,587	35,642,412
Prestige Auto Receivables Trust 2019-1A A3†	2.45%	5/15/2023	29,320	29,568,252
Santander Drive Auto Receivables Trust 2015-4 D	3.53%	8/16/2021	34,434	34,549,173
Santander Drive Auto Receivables Trust 2015-4 E†	4.54%	11/15/2022	40,950	41,251,702
Santander Drive Auto Receivables Trust 2015-5 D	3.65%	12/15/2021	16,112	16,182,473
Santander Drive Auto Receivables Trust 2016-1 E	5.02%	6/15/2023	38,076	38,640,819
Santander Drive Auto Receivables Trust 2016-2 D	3.39%	4/15/2022	1,160	1,171,277
Santander Drive Auto Receivables Trust 2016-2 E	4.38%	9/15/2023	13,300	13,492,500
Santander Drive Auto Receivables Trust 2016-3 C	2.46%	3/15/2022	3,828	3,828,523
Santander Drive Auto Receivables Trust 2016-3 D	2.80%	8/15/2022	11,898	11,988,546
Santander Drive Auto Receivables Trust 2018-1 B	2.63%	7/15/2022	58,360	58,409,129
Santander Drive Auto Receivables Trust 2018-2 B	3.03%	9/15/2022	24,303	24,370,796
Santander Drive Auto Receivables Trust 2018-4 B	3.27%	1/17/2023	46,221	46,560,026
Santander Drive Auto Receivables Trust 2018-5 B	3.52%	12/15/2022	12,616	12,724,462
TCF Auto Receivables Owner Trust 2015-2A A4†	2.55%	4/15/2021	800	799,903
TCF Auto Receivables Owner Trust 2016-PT1A A†	1.93%	6/15/2022	320	319,960
Toyota Auto Receivables Owner Trust 2016-D A3	1.23%	10/15/2020	2,005	2,002,772
USAA Auto Owner Trust 2019-1 A2	2.26%	2/15/2022	39,555	39,613,549
Westlake Automobile Receivables Trust 2016-2A D†	4.10%	6/15/2021	2,613	2,619,640
Westlake Automobile Receivables Trust 2016-3A C†	2.46%	1/18/2022	4,064	4,063,883
Westlake Automobile Receivables Trust 2016-3A D†	3.58%	1/18/2022	23,000	23,082,105
Westlake Automobile Receivables Trust 2018-1A C†	2.92%	5/15/2023	2,745	2,755,294
Westlake Automobile Receivables Trust 2018-2A C†	3.50%	1/16/2024	5,383	5,449,871
Westlake Automobile Receivables Trust 2018-3A A2A†	2.98%	1/18/2022	12,523	12,558,646
Westlake Automobile Receivables Trust 2018-3A B†	3.32%	10/16/2023	23,532	23,780,625

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

Westlake Automobile Receivables Trust 2019-1A A2A†	3.06%	5/16/2022	$57,141	$57,401,351
Westlake Automobile Receivables Trust 2019-2A A2A†	2.57%	2/15/2023	43,480	43,644,711
Wheels SPV 2 LLC 2018-1A A2†	3.06%	4/20/2027	5,245	5,274,220
World Omni Select Auto Trust 2018-1A A2†	3.24%	4/15/2022	16,435	16,490,150
World Omni Select Auto Trust 2018-1A A3†	3.46%	3/15/2023	39,410	40,043,796
Total				2,237,905,673

Credit Cards 6.71%

American Express Credit Account Master Trust 2017-1 A	1.93%	9/15/2022	46,674	46,641,837
American Express Credit Account Master Trust 2017-2 A	2.645%(1 Mo. LIBOR + .45%) #	9/16/2024	17,324	17,428,987
American Express Credit Account Master Trust 2017-3 A	1.77%	11/15/2022	19,097	19,068,064
American Express Credit Account Master Trust 2018-1 A	2.67%	10/17/2022	9,618	9,648,893
BA Credit Card Trust 2017-A1	1.95%	8/15/2022	9,020	9,015,633
BA Credit Card Trust 2017-A2	1.84%	1/17/2023	68,435	68,387,027
Barclays Dryrock Issuance Trust 2014-3 A	2.41%	7/15/2022	6,901	6,901,719
Barclays Dryrock Issuance Trust 2017-1 A	2.525%(1 Mo. LIBOR + .33%) #	3/15/2023	616	616,519
Barclays Dryrock Issuance Trust 2017-2 A	2.495%(1 Mo. LIBOR + .30%) #	5/15/2023	16,646	16,663,388
Barclays Dryrock Issuance Trust 2018-1 A	2.525%(1 Mo. LIBOR + .33%) #	7/15/2024	8,533	8,536,835
Capital One Multi-Asset Execution Trust 2016-A7	2.705%(1 Mo. LIBOR + .51%) #	9/16/2024	13,141	13,228,823
Capital One Multi-Asset Execution Trust 2017-A1	2.00%	1/17/2023	46,182	46,174,777
Capital One Multi-Asset Execution Trust 2017-A4	1.99%	7/17/2023	86,277	86,413,335
Chase Issuance Trust 2018-A1	2.395%(1 Mo. LIBOR + .20%) #	4/17/2023	12,755	12,774,934
Citibank Credit Card Issuance Trust 2014-A1	2.88%	1/23/2023	9,819	9,964,895
Citibank Credit Card Issuance Trust 2017-A3	1.92%	4/7/2022	65,640	65,614,105
Citibank Credit Card Issuance Trust 2017-A9	1.80%	9/20/2021	8,730	8,727,928
Discover Card Execution Note Trust 2015-A2 A	1.90%	10/17/2022	14,699	14,692,203
Discover Card Execution Note Trust 2016-A4	1.39%	3/15/2022	36,330	36,319,799
Discover Card Execution Note Trust 2017-A1	2.685%(1 Mo. LIBOR + .49%) #	7/15/2024	47,116	47,418,513
Discover Card Execution Note Trust 2017-A6	1.88%	2/15/2023	39,045	39,079,047
First National Master Note Trust 2017-2 A	2.635%(1 Mo. LIBOR + .44%) #	10/16/2023	3,500	3,501,996
First National Master Note Trust 2018-1 A	2.655%(1 Mo. LIBOR + .46%) #	10/15/2024	32,938	32,899,798
GE Capital Credit Card Master Note Trust 2012-7 A	1.76%	9/15/2022	81,139	81,120,695

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Credit Cards (continued)

Golden Credit Card Trust 2017-2A A†	1.98%	4/15/2022	$23,339	$23,322,852
Golden Credit Card Trust 2019-1A A†	2.645%(1 Mo. LIBOR + .45%) #	12/15/2022	49,831	50,022,560
Gracechurch Card Funding plc 2018-1 A†	2.595%(1 Mo. LIBOR + .40%) #	7/15/2022	19,202	19,152,503
Master Credit Card Trust 2019-1A A†	2.649%(1 Mo. LIBOR + .48%) #	7/21/2022	34,629	34,712,691
Master Credit Card Trust II 2017-1A A†	2.26%	7/21/2021	53,055	53,058,268
Master Credit Card Trust II 2017-1A B†	2.56%	7/21/2021	932	931,338
Master Credit Card Trust II 2018-3A B†	3.40%	1/21/2022	9,053	9,133,476
Synchrony Credit Card Master Note Trust 2015-1 A	2.37%	3/15/2023	31,270	31,298,837
Synchrony Credit Card Master Note Trust 2015-1 B	2.64%	3/15/2023	30,707	30,715,711
Synchrony Credit Card Master Note Trust 2015-4 A	2.38%	9/15/2023	26,086	26,173,430
Synchrony Credit Card Master Note Trust 2018-1 C	3.36%	3/15/2024	15,400	15,547,786
Trillium Credit Card Trust II 2019-2A A†	3.038%	1/26/2024	80,000	81,242,792
World Financial Network Credit Card Master Trust 2015-B A	2.55%	6/17/2024	5,045	5,068,578
World Financial Network Credit Card Master Trust 2016-C M	1.98%	8/15/2023	9,066	9,058,191
World Financial Network Credit Card Master Trust 2017-C A	2.31%	8/15/2024	107,821	108,156,841
World Financial Network Credit Card Master Trust 2018-A	3.07%	12/16/2024	30,616	31,077,702
Total				1,229,513,306

Other 3.63%

Access Point Funding I LLC 2017-A†	3.06%	4/15/2029	1,132	1,131,390
Amur Equipment Finance Receivables VI LLC 2018-2A A2†	3.89%	7/20/2022	11,043	11,215,245
Amur Equipment Finance Receivables VII LLC 2019-1A A2†	2.63%	6/20/2024	18,822	18,946,812
Ascentium Equipment Receivables Trust 2017-1A A3†	2.29%	6/10/2021	5,889	5,890,776
Ascentium Equipment Receivables Trust 2017-2A A2†	2.00%	5/11/2020	1,216	1,215,767
CCG Receivables Trust 2018-1 A2†	2.50%	6/16/2025	1,378	1,381,630
Conn's Receivables Funding LLC 2018-A†	3.25%	1/15/2023	12,074	12,120,118
Conn's Receivables Funding LLC 2019-A†	3.40%	10/16/2023	42,403	42,742,083
Dell Equipment Finance Trust 2017-1 A3†	2.14%	4/22/2022	9	8,636
Dell Equipment Finance Trust 2018-1 A2A†	2.97%	10/22/2020	17,006	17,042,435
DLL LLC 2018-1 A2†	2.81%	11/17/2020	9,176	9,181,129
DLL LLC 2018-1 A3†	3.10%	4/18/2022	23,109	23,298,304
DLL LLC 2018-ST2 A2†	3.14%	10/20/2020	22,419	22,457,614
DLL Securitization Trust 2017-A A3†	2.14%	12/15/2021	21,874	21,880,199
Engs Commercial Finance Trust 2016-1A A2†	2.63%	2/22/2022	72	72,233

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

Ford Credit Floorplan Master Owner Trust 2015-2 A1	1.98%	1/15/2022	$11,437	$11,427,398
Ford Credit Floorplan Master Owner Trust A 2015-5 A1	2.42%	8/15/2022	19,334	19,391,766
FREED ABS TRUST 2018-1 A†	3.61%	7/18/2024	6,136	6,168,027
FREED ABS TRUST 2018-2 A†	3.99%	10/20/2025	12,648	12,747,477
GMF Floorplan Owner Revolving Trust 2017-1 B†	2.58%	1/18/2022	22,234	22,232,170
GMF Floorplan Owner Revolving Trust 2018-1 A†	2.63%(1 Mo. LIBOR + .30%) #	3/15/2022	27,768	27,773,731
GreatAmerica Leasing Receivables Funding LLC Series 2018-1 A2†	2.35%	5/15/2020	381	381,083
Marlette Funding Trust 2018-3 A†	3.20%	9/15/2028	14,676	14,709,371
Marlette Funding Trust 2018-4A A†	3.71%	12/15/2028	13,975	14,123,317
Mercedes-Benz Master Owner Trust 2018-BA A†	2.535%(1 Mo. LIBOR + .34%)#	5/15/2023	20,435	20,444,846
MMAF Equipment Finance LLC 2014-AA A4†	1.59%	2/8/2022	4,864	4,851,137
Navient Private Education Refi Loan Trust 2019-A A1†	3.03%	1/15/2043	21,933	22,156,223
Navistar Financial Dealer Note Master Owner Trust II 2018-1 A†	2.896%(1 Mo. LIBOR + .63%) #	9/25/2023	33,008	33,059,968
NextGear Floorplan Master Owner Trust 2016-2A A2†	2.19%	9/15/2021	23,069	23,065,219
NextGear Floorplan Master Owner Trust 2017-1A A2†	2.54%	4/18/2022	13,038	13,055,050
NextGear Floorplan Master Owner Trust 2018-2A A1†	2.795%(1 Mo. LIBOR + .60%) #	10/15/2023	14,116	14,140,940
Nissan Master Owner Trust Receivables 2017-B A	2.625%(1 Mo. LIBOR + .43%) #	4/18/2022	45,559	45,631,648
OneMain Financial Issuance Trust 2016-1A A†	3.66%	2/20/2029	2,768	2,779,314
PFS Financing Corp. 2016-BA A†	1.87%	10/15/2021	7,379	7,383,782
PFS Financing Corp. 2017-D A†	2.40%	10/17/2022	13,043	13,088,439
PFS Financing Corp. 2018-A A†	2.595%(1 Mo. LIBOR + .40%) #	2/17/2022	26,700	26,711,492
PFS Financing Corp. 2018-A B†	2.795%(1 Mo. LIBOR + .60%) #	2/17/2022	6,000	5,988,523
SCF Equipment Leasing LLC 2018-1A A2†	3.63%	10/20/2024	6,954	7,008,779
SCF Equipment Leasing LLC 2019-1A A1†	3.04%	3/20/2023	20,581	20,677,487
SMB Private Education Loan Trust 2018-B A1†	2.515%(1 Mo. LIBOR + .32%) #	12/16/2024	8,360	8,357,439
SoFi Consumer Loan Program LLC 2016-2A A†	3.09%	10/27/2025	932	935,974
SoFi Professional Loan Program 2017-D A1FX†	1.72%	9/25/2040	88	87,545
SoFi Professional Loan Program LLC 2017-A A2A†	1.55%	3/26/2040	5	5,333
SoFi Professional Loan Program LLC 2017-C A2A†	1.75%	7/25/2040	886	884,213
SoFi Professional Loan Program LLC 2017-E A2A†	1.86%	11/26/2040	1,138	1,134,443
SoFi Professional Loan Program LLC 2017-F A1FX†	2.05%	1/25/2041	3,220	3,214,870
SoFi Professional Loan Program LLC 2018-A A2A†	2.39%	2/25/2042	6,603	6,620,561

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND August 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

SoFi Professional Loan Program Trust 2018-B A1FX†	2.64%		8/25/2047	$9,649	$9,691,534
Springleaf Funding Trust 2016-AA A†	2.90%		11/15/2029	9,087	9,096,335
Verizon Owner Trust 2017-1A B†	2.45%		9/20/2021	5,164	5,171,306
Wells Fargo Dealer Floorplan Master Note Trust 2015-2 A	2.822%(1 Mo. LIBOR + .65%)	#	1/20/2022	39,621	39,647,970
Westgate Resorts LLC 2018-1A A†	3.38%		12/20/2031	2,639	2,673,156
Total					665,102,237
Total Asset-Backed Securities (cost $4,108,701,648)					4,132,521,216

CORPORATE BONDS 45.62%

Aerospace/Defense 0.11%

General Dynamics Corp.	2.471%(3 Mo. LIBOR + .29%)	#	5/11/2020	9,860	9,873,872
L3Harris Technologies, Inc.	2.746%(3 Mo. LIBOR + .48%)	#	4/30/2020	6,447	6,446,964
United Technologies Corp.	2.818%(3 Mo. LIBOR + .65%)	#	8/16/2021	3,243	3,243,407
Total					19,564,243

Automotive 6.17%

American Honda Finance Corp.	2.583%(3 Mo. LIBOR + .28%)	#	10/19/2020	70,094	70,214,065
American Honda Finance Corp.	2.714%(3 Mo. LIBOR + .35%)	#	6/11/2021	22,992	23,047,419
American Honda Finance Corp.	2.851%(3 Mo. LIBOR + .54%)	#	6/27/2022	69,124	69,392,903
BMW Finance NV (Netherlands)†(a)	2.965%(3 Mo. LIBOR + .79%)	#	8/12/2022	45,887	46,102,276
BMW US Capital LLC†	2.676%(3 Mo. LIBOR + .50%)	#	8/13/2021	56,220	56,369,082
BMW US Capital LLC†	2.683%(3 Mo. LIBOR + .38%)	#	4/6/2020	2,351	2,354,657
BMW US Capital LLC†	2.75%(3 Mo. LIBOR + .41%)	#	4/12/2021	53,257	53,288,632
BMW US Capital LLC†	2.833%(3 Mo. LIBOR + .53%)	#	4/14/2022	35,840	35,794,565
Daimler Finance North America LLC†	2.60%(3 Mo. LIBOR + .45%)	#	2/22/2021	7,754	7,745,865
Daimler Finance North America LLC†	2.611%(3 Mo. LIBOR + .43%)	#	2/12/2021	46,126	46,076,916
Daimler Finance North America LLC†	2.677%(3 Mo. LIBOR + .39%)	#	5/4/2020	33,492	33,524,403

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND August 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Automotive (continued)

Daimler Finance North America LLC†	2.817%(3 Mo. LIBOR + .53%)	#	5/5/2020	$14,403	$14,426,197
Daimler Finance North America LLC†	2.837%(3 Mo. LIBOR + .55%)	#	5/4/2021	10,073	10,065,408
Daimler Finance North America LLC†	2.933%(3 Mo. LIBOR + .63%)	#	1/6/2020	34,835	34,895,103
Daimler Finance North America LLC†	2.957%(3 Mo. LIBOR + .67%)	#	11/5/2021	92,015	92,044,489
Daimler Finance North America LLC†	3.03%(3 Mo. LIBOR + .88%)	#	2/22/2022	13,535	13,592,856
Daimler Finance North America LLC†	3.058%(3 Mo. LIBOR + .90%)	#	2/15/2022	50,823	51,049,802
Ford Motor Credit Co. LLC	2.696%(3 Mo. LIBOR + .43%)	#	11/2/2020	5,384	5,348,487
Ford Motor Credit Co. LLC	3.099%(3 Mo. LIBOR + .81%)	#	4/5/2021	14,800	14,691,770
Ford Motor Credit Co. LLC	3.217%(3 Mo. LIBOR + .93%)	#	11/4/2019	400	400,416
Ford Motor Credit Co. LLC	3.22%(3 Mo. LIBOR + .88%)	#	10/12/2021	33,232	32,894,907
Ford Motor Credit Co. LLC	3.311%(3 Mo. LIBOR + 1.00%)	#	1/9/2020	39,494	39,562,481
General Motors Co.	3.009%(3 Mo. LIBOR + .80%)#		8/7/2020	5,000	5,007,469
General Motors Financial Co., Inc.	3.233%(3 Mo. LIBOR + .93%)	#	4/13/2020	8,000	8,021,664
General Motors Financial Co., Inc.	3.583%(3 Mo. LIBOR + 1.27%)	#	10/4/2019	18,000	18,014,222
General Motors Financial Co., Inc.	3.853%(3 Mo. LIBOR + 1.55%)	#	1/14/2022	9,375	9,445,210
General Motors Financial Co., Inc.	3.863%(3 Mo. LIBOR + 1.56%)	#	1/15/2020	7,891	7,924,216
Harley-Davidson Financial Services, Inc.†	2.652%(3 Mo. LIBOR + .50%)	#	5/21/2020	19,633	19,645,348
Nissan Motor Acceptance Corp.†	2.693%(3 Mo. LIBOR + .39%)	#	7/13/2020	6,832	6,833,646
Nissan Motor Acceptance Corp.†	2.72%(3 Mo. LIBOR + .39%)	#	9/28/2020	21,120	21,121,734
Nissan Motor Acceptance Corp.†	2.883%(3 Mo. LIBOR + .58%)	#	1/13/2020	6,389	6,395,673
Nissan Motor Acceptance Corp.†	2.93%(3 Mo. LIBOR + .52%)	#	3/15/2021	32,286	32,282,407
Nissan Motor Acceptance Corp.†	2.97%(3 Mo. LIBOR + .52%)	#	9/13/2019	12,671	12,672,492

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND August 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Automotive (continued)

Nissan Motor Acceptance Corp.†	3.016%(3 Mo. LIBOR + .63%)	#	9/21/2021	$53,995	$53,997,601
Nissan Motor Acceptance Corp.†	3.193%(3 Mo. LIBOR + .89%)	#	1/13/2022	17,979	18,072,457
Toyota Motor Credit Corp.	2.843%(3 Mo. LIBOR + .54%)	#	1/8/2021	23,434	23,544,337
Volkswagen Group of America Finance LLC†	2.946%(3 Mo. LIBOR + .77%)	#	11/13/2020	130,558	131,149,005
Volkswagen Group of America Finance LLC†	3.121%(3 Mo. LIBOR + .94%)	#	11/12/2021	3,115	3,132,375
Total					1,130,142,555

Banks: Regional 26.40%

ABN AMRO Bank NV (Netherlands)†(a)	2.702%(3 Mo. LIBOR + .57%)	#	8/27/2021	28,480	28,598,534
ABN AMRO Bank NV (Netherlands)†(a)	2.713%(3 Mo. LIBOR + .41%)	#	1/19/2021	9,800	9,819,353
Australia & New Zealand Banking Group Ltd. (Australia)†(a)	2.505%(3 Mo. LIBOR + .32%)	#	11/9/2020	9,405	9,425,580
Australia & New Zealand Banking Group Ltd. (Australia)†(a)	2.584%(3 Mo. LIBOR + .46%)	#	5/17/2021	11,750	11,787,408
Australia & New Zealand Banking Group Ltd. (Australia)†(a)	2.669%(3 Mo. LIBOR + .25%)	#	12/19/2019	10,000	10,002,102
Australia & New Zealand Banking Group Ltd. (Australia)(a)	3.003%(3 Mo. LIBOR + .66%)	#	9/23/2019	3,156	3,157,243
Bank of America Corp.	2.938%(3 Mo. LIBOR + .66%)	#	7/21/2021	227,422	228,134,277
Bank of America Corp.	2.969%(3 Mo. LIBOR + .65%)	#	10/1/2021	49,616	49,763,104
Bank of America NA	2.482%(3 Mo. LIBOR + .35%)	#	5/24/2021	107,040	107,104,913
Bank of America NA	2.587%(3 Mo. LIBOR + .32%)	#	7/26/2021	78,101	78,193,245
Bank of Montreal (Canada)(a)	2.643%(3 Mo. LIBOR + .34%)	#	7/13/2020	28,730	28,795,335
Bank of Montreal (Canada)(a)	2.678%(3 Mo. LIBOR + .40%)	#	1/22/2021	47,041	47,166,958
Bank of Montreal (Canada)(a)	2.701%(3 Mo. LIBOR + .25%)	#	9/11/2019	22,000	22,002,163
Bank of Montreal (Canada)(a)	3.036%(3 Mo. LIBOR + .60%)	#	12/12/2019	13,626	13,647,050
Bank of New York Mellon (The)	2.418%(3 Mo. LIBOR + .28%)	#	6/4/2021	45,966	45,996,215

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND August 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)

Bank of Nova Scotia (The) (Canada)(a)	2.693%(3 Mo. LIBOR + .39%)	#	7/14/2020	$31,350	$31,440,156
Bank of Nova Scotia (The) (Canada)(a)	2.718%(3 Mo. LIBOR + .44%)	#	4/20/2021	28,611	28,754,704
Barclays Bank plc (United Kingdom)(a)	3.026%(3 Mo. LIBOR + .77%)	#	10/28/2019	10,000	10,003,461
BB&T Corp.	2.98%(3 Mo. LIBOR + .57%)	#	6/15/2020	31,283	31,397,039
BB&T Corp.	3.018%(3 Mo. LIBOR + .72%)	#	1/15/2020	8,685	8,701,267
BBVA USA	3.181%(3 Mo. LIBOR + .73%)	#	6/11/2021	25,202	25,160,454
BNP Paribas SA (France)†(a)	2.568%(3 Mo. LIBOR + .39%)	#	8/7/2021	45,926	45,938,811
Branch Banking & Trust Co.	2.352%(3 Mo. LIBOR + .22%)	#	6/1/2020	10,000	10,006,502
Branch Banking & Trust Co.	2.753%(3 Mo. LIBOR + .45%)	#	1/15/2020	16,689	16,707,937
Canadian Imperial Bank of Commerce (Canada)(a)	2.581%(3 Mo. LIBOR + .32%)	#	2/2/2021	1,130	1,132,156
Canadian Imperial Bank of Commerce (Canada)(a)	2.599%(3 Mo. LIBOR + .31%)	#	10/5/2020	37,856	37,911,809
Canadian Imperial Bank of Commerce (Canada)(a)	2.994%(3 Mo. LIBOR + .52%)	#	9/6/2019	4,067	4,067,194
Citibank NA	2.578%(3 Mo. LIBOR + .30%)	#	10/20/2020	10,750	10,765,177
Citibank NA	2.654%(3 Mo. LIBOR + .53%)	#	2/19/2022	70,177	70,264,088
Citibank NA	2.662%(3 Mo. LIBOR + .26%)	#	9/18/2019	15,000	15,003,238
Citibank NA	2.736%(3 Mo. LIBOR + .60%)	#	5/20/2022	45,174	45,273,214
Citibank NA	2.829%(3 Mo. LIBOR + .57%)	#	7/23/2021	63,154	63,401,628
Citibank NA	2.936%(3 Mo. LIBOR + .50%)	#	6/12/2020	3,045	3,054,331
Citigroup, Inc.	3.128%(3 Mo. LIBOR + .79%)	#	1/10/2020	194,785	195,160,882
Citigroup, Inc.	3.456%(3 Mo. LIBOR + 1.19%)	#	8/2/2021	19,884	20,151,362
Citigroup, Inc.	3.523%(3 Mo. LIBOR + 1.07%)	#	12/8/2021	2,264	2,290,936

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND August 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)

Citigroup, Inc.	3.577%(3 Mo. LIBOR + 1.31%)	#	10/26/2020	$14,314	$14,509,448
Citigroup, Inc.	3.71%(3 Mo. LIBOR + 1.38%)	#	3/30/2021	52,653	53,463,760
Citizens Bank NA/Providence RI	2.678%(3 Mo. LIBOR + .54%)	#	3/2/2020	12,516	12,535,651
Citizens Bank NA/Providence RI	2.702%(3 Mo. LIBOR + .57%)#		5/26/2020	2,000	2,006,268
Citizens Bank NA/Providence RI	2.895%(3 Mo. LIBOR + .72%)	#	2/14/2022	28,548	28,585,281
Citizens Bank NA/Providence RI	2.942%(3 Mo. LIBOR + .81%)	#	5/26/2022	2,778	2,783,288
Commonwealth Bank of Australia (Australia)†(a)	2.802%(3 Mo. LIBOR + .40%)	#	9/18/2020	7,000	7,017,148
Credit Agricole Corporate & Investment Bank SA (France)(a)	2.957%(3 Mo. LIBOR + .63%)	#	10/3/2021	32,902	32,966,895
Danske Bank A/S (Denmark)†(a)	2.648%(3 Mo. LIBOR + .51%)	#	3/2/2020	3,000	2,999,668
Danske Bank A/S (Denmark)†(a)	3.054%(3 Mo. LIBOR + .58%)	#	9/6/2019	12,182	12,182,298
Danske Bank A/S (Denmark)(a)	2.648%(3 Mo. LIBOR + .51%)	#	3/2/2020	14,404	14,402,408
Federation des Caisses Desjardins du Quebec (Canada)†(a)	2.596%(3 Mo. LIBOR + .33%)	#	10/30/2020	19,378	19,418,784
Fifth Third Bank	2.707%(3 Mo. LIBOR + .44%)	#	7/26/2021	25,887	25,941,967
Fifth Third Bank	2.901%(3 Mo. LIBOR + .59%)	#	9/27/2019	2,257	2,257,880
Goldman Sachs Group, Inc. (The)	3.041%(3 Mo. LIBOR + .73%)	#	12/27/2020	29,906	29,946,421
Goldman Sachs Group, Inc. (The)	3.25%(3 Mo. LIBOR + .80%)	#	12/13/2019	58,343	58,461,372
Goldman Sachs Group, Inc. (The)	3.279%(3 Mo. LIBOR + 1.02%)	#	10/23/2019	35,197	35,245,726
Goldman Sachs Group, Inc. (The)	3.377%(3 Mo. LIBOR + 1.11%)	#	4/26/2022	34,330	34,611,329
Goldman Sachs Group, Inc. (The)	3.419%(3 Mo. LIBOR + 1.16%)	#	4/23/2020	245,872	247,157,097
Goldman Sachs Group, Inc. (The)	3.636%(3 Mo. LIBOR + 1.36%)	#	4/23/2021	8,491	8,614,625
Goldman Sachs Group, Inc. (The)	3.902%(3 Mo. LIBOR + 1.77%)	#	2/25/2021	18,443	18,833,678

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND August 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)

HSBC Holdings plc (United Kingdom)(a)	2.724%(3 Mo. LIBOR + .60%)	#	5/18/2021	$60,010	$60,042,269
HSBC Holdings plc (United Kingdom)(a)	3.086%(3 Mo. LIBOR + .65%)	#	9/11/2021	70,500	70,574,955
HSBC Holdings plc (United Kingdom)(a)	3.792%(3 Mo. LIBOR + 1.66%)	#	5/25/2021	1,200	1,222,901
Huntington National Bank (The)	2.837%(3 Mo. LIBOR + .55%)	#	2/5/2021	47,000	47,159,631
Huntington National Bank (The)	2.963%(3 Mo. LIBOR + .51%)	#	3/10/2020	30,421	30,488,596
ING Bank NV (Netherlands)†(a)	3.009%(3 Mo. LIBOR + .69%)	#	10/1/2019	1,970	1,971,250
ING Bank NV (Netherlands)†(a)	3.094%(3 Mo. LIBOR + .97%)	#	8/17/2020	1,700	1,713,708
JPMorgan Chase & Co.	2.818%(3 Mo. LIBOR + .68%)	#	6/1/2021	140,134	140,449,950
JPMorgan Chase & Co.	3.003%(3 Mo. LIBOR + .55%)	#	3/9/2021	96,195	96,362,222
JPMorgan Chase & Co.	3.618%(3 Mo. LIBOR + 1.48%)	#	3/1/2021	55,106	56,000,904
JPMorgan Chase Bank NA	2.494%(3 Mo. LIBOR + .37%)	#	2/19/2021	93,584	93,668,404
JPMorgan Chase Bank NA	2.607%(3 Mo. LIBOR + .34%)	#	4/26/2021	24,750	24,757,212
KeyBank NA	2.913%(3 Mo. LIBOR + .66%)	#	2/1/2022	32,694	32,857,675
KeyBank NA	2.96%(3 Mo. LIBOR + .81%)	#	11/22/2021	4,428	4,465,977
Lloyds Bank plc (United Kingdom)(a)	2.699%(3 Mo. LIBOR + .49%)	#	5/7/2021	19,757	19,763,989
Lloyds Banking Group plc (United Kingdom)(a)	3.186%(3 Mo. LIBOR + .80%)	#	6/21/2021	9,492	9,522,282
Macquarie Bank Ltd. (Australia)†(a)	2.618%(3 Mo. LIBOR + .45%)	#	8/6/2021	68,896	68,850,992
Manufacturers & Traders Trust Co.	2.546%(3 Mo. LIBOR + .27%)	#	1/25/2021	17,447	17,450,079
Manufacturers & Traders Trust Co.	2.778%(3 Mo. LIBOR + .64%)	#	12/1/2021	28,050	28,050,959
Manufacturers & Traders Trust Co.	3.355%(1 Mo. LIBOR + 1.22%)	#	12/28/2020	40,097	40,115,848
Mitsubishi UFJ Financial Group, Inc. (Japan)(a)	2.917%(3 Mo. LIBOR + .65%)	#	7/26/2021	19,196	19,258,584

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND August 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)

Morgan Stanley	2.731%(3 Mo. LIBOR + .55%)	#	2/10/2021	$235,236	$235,458,750
Morgan Stanley	3.208%(3 Mo. LIBOR + .93%)	#	7/22/2022	13,776	13,874,602
Morgan Stanley	3.39%(3 Mo. LIBOR + .98%)	#	6/16/2020	17,995	18,101,493
Morgan Stanley	3.396%(3 Mo. LIBOR + 1.14%)	#	1/27/2020	15,105	15,167,585
Morgan Stanley	3.458%(3 Mo. LIBOR + 1.18%)	#	1/20/2022	123,870	125,107,301
Morgan Stanley	3.678%(3 Mo. LIBOR + 1.40%)	#	4/21/2021	6,937	7,051,816
MUFG Union Bank NA	3.072%(3 Mo. LIBOR + .60%)	#	3/7/2022	46,977	46,959,051
National Australia Bank Ltd. (Australia)†(a)	2.69%(3 Mo. LIBOR + .35%)	#	1/12/2021	51,851	51,962,401
National Australia Bank Ltd. (Australia)†(a)	2.928%(3 Mo. LIBOR + .59%)	#	1/10/2020	3,610	3,616,887
National Australia Bank Ltd. (Australia)†(a)	2.967%(3 Mo. LIBOR + .58%)	#	9/20/2021	4,611	4,635,381
National Australia Bank Ltd. (Australia)†(a)	3.141%(3 Mo. LIBOR + .69%)	#	12/9/2019	8,000	8,014,126
National Bank of Canada (Canada)(a)	2.996%(3 Mo. LIBOR + .56%)	#	6/12/2020	47,372	47,528,163
Nordea Bank Abp (Finland)†(a)	2.95%(3 Mo. LIBOR + .62%)	#	9/30/2019	6,810	6,813,756
PNC Bank NA	2.528%(3 Mo. LIBOR + .25%)	#	1/22/2021	3,500	3,502,063
PNC Bank NA	2.709%(3 Mo. LIBOR + .45%)	#	7/22/2022	87,342	87,402,884
PNC Bank NA	2.763%(3 Mo. LIBOR + .31%)	#	6/10/2021	45,977	45,996,422
PNC Bank NA	2.786%(3 Mo. LIBOR + .35%)	#	3/12/2021	70,467	70,519,146
Regions Bank/Birmingham AL	2.676%(3 Mo. LIBOR + .50%)	#	8/13/2021	43,201	43,191,455
Regions Bank/Birmingham AL	2.699%(3 Mo. LIBOR + .38%)	#	4/1/2021	12,978	12,959,963
Royal Bank of Canada (Canada)(a)	2.507%(3 Mo. LIBOR + .24%)	#	10/26/2020	2,822	2,827,309
Royal Bank of Canada (Canada)(a)	2.518%(3 Mo. LIBOR + .38%)	#	3/2/2020	1,360	1,362,857

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND August 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)

Royal Bank of Canada (Canada)(a)	2.653%(3 Mo. LIBOR + .35%)	#	7/8/2021	$46,102	$46,146,209
Royal Bank of Canada (Canada)(a)	2.676%(3 Mo. LIBOR + .40%)	#	1/25/2021	70,329	70,594,871
Royal Bank of Canada (Canada)(a)	2.726%(3 Mo. LIBOR + .47%)	#	4/29/2022	23,500	23,547,859
Santander UK plc (United Kingdom)(a)	2.758%(3 Mo. LIBOR + .62%)	#	6/1/2021	14,250	14,259,901
Santander UK plc (United Kingdom)(a)	2.587%(3 Mo. LIBOR + .30%)	#	11/3/2020	10,000	9,999,449
Skandinaviska Enskilda Banken AB (Sweden)†(a)	3.02%(3 Mo. LIBOR + .57%)	#	9/13/2019	14,840	14,842,801
Sumitomo Mitsui Banking Corp. (Japan)(a)	2.61%(3 Mo. LIBOR + .31%)	#	10/18/2019	24,485	24,498,427
Sumitomo Mitsui Banking Corp. (Japan)(a)	2.692%(3 Mo. LIBOR + .37%)	#	10/16/2020	47,074	47,193,603
Sumitomo Mitsui Trust Bank Ltd. (Japan)†(a)	2.859%(3 Mo. LIBOR + .44%)	#	9/19/2019	9,000	9,002,374
SunTrust Bank	2.714%(3 Mo. LIBOR + .59%)	#	5/17/2022	37,710	37,817,153
SunTrust Bank	2.767%(3 Mo. LIBOR + .50%)	#	10/26/2021	14,608	14,629,851
Svenska Handelsbanken AB (Sweden)(a)	2.964%(3 Mo. LIBOR + .49%)	#	9/6/2019	1,800	1,800,074
Toronto-Dominion Bank (The) (Canada)(a)	2.516%(3 Mo. LIBOR + .24%)	#	1/25/2021	15,549	15,567,766
Toronto-Dominion Bank (The) (Canada)(a)	2.67%(3 Mo. LIBOR + .26%)	#	9/17/2020	74,501	74,668,449
Toronto-Dominion Bank (The) (Canada)(a)	2.70%(3 Mo. LIBOR + .30%)	#	7/30/2021	64,287	64,424,275
Toronto-Dominion Bank (The) (Canada)(a)	3.358%(3 Mo. LIBOR + .93%)	#	12/14/2020	32,917	33,260,707
UBS AG (United Kingdom)†(a)	2.618%(3 Mo. LIBOR + .48%)	#	12/1/2020	34,139	34,230,151
UBS AG (United Kingdom)†(a)	3.031%(3 Mo. LIBOR + .58%)	#	6/8/2020	22,190	22,260,544
UBS Group Funding Switzerland AG (Switzerland)†(a)	3.783%(3 Mo. LIBOR + 1.44%)	#	9/24/2020	4,687	4,752,071
US Bank NA/Cincinnati OH	2.442%(3 Mo. LIBOR + .29%)	#	5/21/2021	24,000	24,013,541
Wells Fargo & Co.	2.946%(3 Mo. LIBOR + .68%)	#	1/30/2020	73,561	73,748,125

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND August 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)

Wells Fargo & Co.	3.111%(3 Mo. LIBOR + .93%)	#	2/11/2022	$35,950	$36,164,988
Wells Fargo & Co.	3.158%(3 Mo. LIBOR + .88%)	#	7/22/2020	143,936	144,846,018
Wells Fargo & Co.	3.478%(3 Mo. LIBOR + 1.34%)	#	3/4/2021	28,181	28,588,031
Wells Fargo Bank NA	2.533%(3 Mo. LIBOR + .23%)	#	1/15/2020	90,223	90,290,702
Wells Fargo Bank NA	2.613%(3 Mo. LIBOR + .31%)	#	1/15/2021	2,340	2,343,288
Wells Fargo Bank NA	2.759%(3 Mo. LIBOR + .50%)	#	7/23/2021	84,066	84,273,643
Wells Fargo Bank NA	2.788%(3 Mo. LIBOR + .51%)	#	10/22/2021	37,974	38,074,768
Total					4,836,762,255

Beverages 0.22%

Constellation Brands, Inc.	2.858%(3 Mo. LIBOR + .70%)	#	11/15/2021	39,752	39,761,674

Biotechnology Research & Production 0.04%

Gilead Sciences, Inc.	2.637%(3 Mo. LIBOR + .25%)	#	9/20/2019	7,538	7,539,220

Building Materials 0.71%

Martin Marietta Materials, Inc.	2.80%(3 Mo. LIBOR + .65%)	#	5/22/2020	40,014	40,069,128
Martin Marietta Materials, Inc.	2.887%(3 Mo. LIBOR + .50%)	#	12/20/2019	39,088	39,101,137
Vulcan Materials Co.	2.782%(3 Mo. LIBOR + .65%)	#	3/1/2021	35,414	35,448,773
Vulcan Materials Co.	3.01%(3 Mo. LIBOR + .60%)	#	6/15/2020	15,773	15,791,126
Total					130,410,164

Chemicals 0.10%

DuPont de Nemours, Inc.	2.868%(3 Mo. LIBOR + .71%)	#	11/15/2020	18,771	18,876,514

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND August 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Computer Hardware 0.49%

IBM Credit LLC	2.594%(3 Mo. LIBOR + .47%)	#	11/30/2020	$56,366	$56,608,218
International Business Machines Corp.	2.576%(3 Mo. LIBOR + .40%)	#	5/13/2021	32,322	32,423,719
Total					89,031,937

Drugs 0.78%

Bayer US Finance II LLC†	2.979%(3 Mo. LIBOR + .63%)	#	6/25/2021	9,468	9,473,003
Bristol-Myers Squibb Co.†	2.368%(3 Mo. LIBOR + .20%)	#	11/16/2020	13,868	13,869,949
Cigna Corp.	2.76%(3 Mo. LIBOR + .35%)	#	3/17/2020	74,717	74,736,131
Cigna Corp.	3.06%(3 Mo. LIBOR + .65%)	#	9/17/2021	28,647	28,647,904
CVS Health Corp.	3.083%(3 Mo. LIBOR + .63%)	#	3/9/2020	3,622	3,630,641
CVS Health Corp.	3.173%(3 Mo. LIBOR + .72%)	#	3/9/2021	3,375	3,390,640
Express Scripts Holding Co.	2.874%(3 Mo. LIBOR + .75%)	#	11/30/2020	9,804	9,805,594
Total					143,553,862

Electric: Power 1.01%

Florida Power & Light Co.	2.639%(3 Mo. LIBOR + .40%)	#	5/6/2022	55,496	55,512,401
Mississippi Power Co.	2.961%(3 Mo. LIBOR + .65%)	#	3/27/2020	1,000	1,000,145
NextEra Energy Capital Holdings, Inc.	2.694%(3 Mo. LIBOR + .55%)	#	8/28/2021	47,466	47,469,398
Sempra Energy	2.803%(3 Mo. LIBOR + .50%)	#	1/15/2021	35,585	35,542,122
Southern Power Co.†	2.937%(3 Mo. LIBOR + .55%)	#	12/20/2020	45,750	45,756,676
Total					185,280,742

Electrical Equipment 0.05%

QUALCOMM, Inc.	2.686%(3 Mo. LIBOR + .55%)	#	5/20/2020	9,589	9,607,170

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND August 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Electronics 0.35%

Honeywell International, Inc.	2.557%(3 Mo. LIBOR + .37%)	#	8/8/2022	$36,733	$36,841,788
Tyco Electronics Group SA (Luxembourg)(a)	2.929%(3 Mo. LIBOR + .45%)	#	6/5/2020	28,184	28,216,064
Total					65,057,852

Financial Services 0.92%

AIG Global Funding†	2.80%(3 Mo. LIBOR + .48%)	#	7/2/2020	12,000	12,031,169
AIG Global Funding†	2.928%(3 Mo. LIBOR + .65%)	#	1/22/2021	32,931	33,031,364
American Express Co.	2.596%(3 Mo. LIBOR + .33%)	#	10/30/2020	4,702	4,707,427
American Express Co.	2.756%(3 Mo. LIBOR + .62%)	#	5/20/2022	45,206	45,366,439
American Express Co.	2.887%(3 Mo. LIBOR + .60%)	#	11/5/2021	23,482	23,615,514
American Express Credit Corp.	3.478%(3 Mo. LIBOR + 1.05%)	#	9/14/2020	9,379	9,457,108
Capital One Financial Corp.	2.941%(3 Mo. LIBOR + .76%)	#	5/12/2020	10,205	10,236,282
GE Capital International Funding Co. Unlimited Co. (Ireland)(a)	2.342%		11/15/2020	5,885	5,853,690
TD Ameritrade Holding Corp.	2.683%(3 Mo. LIBOR + .43%)	#	11/1/2021	23,482	23,555,226
Total					167,854,219

Food 0.58%

Campbell Soup Co.	2.91%(3 Mo. LIBOR + .50%)	#	3/16/2020	28,759	28,762,039
Conagra Brands, Inc.	2.811%(3 Mo. LIBOR + .50%)	#	10/9/2020	10,045	10,049,673
Conagra Brands, Inc.	3.028%(3 Mo. LIBOR + .75%)	#	10/22/2020	32,968	32,984,087
General Mills, Inc.	2.862%(3 Mo. LIBOR + .54%)	#	4/16/2021	23,084	23,103,620
Mondelez International Holdings Netherlands BV (Netherlands)†(a)	2.866%(3 Mo. LIBOR + .61%)	#	10/28/2019	11,801	11,812,099
Total					106,711,518

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND August 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Health Care Products 0.43%

Becton Dickinson & Co.	3.194%(3 Mo. LIBOR + .88%)	#	12/29/2020	$9,293	$9,295,844
Zimmer Biomet Holdings, Inc.	3.169%(3 Mo. LIBOR + .75%)	#	3/19/2021	69,115	69,055,772
Total					78,351,616

Insurance 1.96%

Assurant, Inc.	3.583%(3 Mo. LIBOR + 1.25%)	#	3/26/2021	1,657	1,657,115
Jackson National Life Global Funding†	2.603%(3 Mo. LIBOR + .30%)	#	10/15/2020	78,156	78,260,624
Jackson National Life Global Funding†	2.72%(3 Mo. LIBOR + .31%)	#	3/16/2021	46,734	46,754,940
Jackson National Life Global Funding†	2.931%(3 Mo. LIBOR + .48%)	#	6/11/2021	2,388	2,392,591
Marsh & McLennan Cos, Inc.	3.519%(3 Mo. LIBOR + 1.20%)	#	12/29/2021	28,125	28,180,369
Metropolitan Life Global Funding I†	2.533%(3 Mo. LIBOR + .23%)	#	1/8/2021	77,190	77,216,900
Metropolitan Life Global Funding I†	2.639%(3 Mo. LIBOR + .22%)	#	9/19/2019	7,000	7,001,317
New York Life Global Funding†	2.536%(3 Mo. LIBOR + .28%)	#	1/28/2021	18,733	18,761,995
New York Life Global Funding†	2.559%(3 Mo. LIBOR + .32%)	#	8/6/2021	28,524	28,575,133
New York Life Global Funding†	2.78%(3 Mo. LIBOR + .44%)	#	7/12/2022	36,787	36,852,356
Protective Life Global Funding†	2.85%(3 Mo. LIBOR + .52%)	#	6/28/2021	33,345	33,507,887
Total					359,161,227

Leasing 0.05%
Aviation Capital Group LLC†	2.936%(3 Mo. LIBOR + .67%)	#	7/30/2021	9,570	9,567,245

Lodging 0.26%
Marriott International, Inc.	2.738%(3 Mo. LIBOR + .60%)	#	12/1/2020	46,980	47,177,069

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND August 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Machinery: Agricultural 0.07%

BAT Capital Corp.	2.765%(3 Mo. LIBOR + .59%)	#	8/14/2020	$5,046	$5,056,796
BAT Capital Corp.	3.038%(3 Mo. LIBOR + .88%)	#	8/15/2022	7,885	7,916,425
Total					12,973,221

Machinery: Industrial/Specialty 0.42%

John Deere Capital Corp.	2.758%(3 Mo. LIBOR + .42%)	#	7/10/2020	46,877	47,037,440
John Deere Capital Corp.	2.872%(3 Mo. LIBOR + .40%)	#	6/7/2021	18,421	18,466,114
Wabtec Corp.	3.71%(3 Mo. LIBOR + 1.30%)	#	9/15/2021	11,255	11,255,977
Total					76,759,531

Machinery: Oil Well Equipment & Services 0.58%

Caterpillar Financial Services Corp.	2.382%(3 Mo. LIBOR + .25%)	#	8/26/2020	60,848	60,926,629
Caterpillar Financial Services Corp.	2.514%(3 Mo. LIBOR + .39%)	#	5/17/2021	46,220	46,310,302
Total					107,236,931

Manufacturing 0.64%

General Electric Co.	2.74%(3 Mo. LIBOR + .41%)	#	3/28/2020	14,608	14,517,366
General Electric Co.	2.931%(3 Mo. LIBOR + .62%)	#	1/9/2020	60,583	60,451,626
General Electric Co.	3.103%(3 Mo. LIBOR + .80%)	#	4/15/2020	12,627	12,591,628
Siemens Financieringsmaatschappij NV (Netherlands)†(a)	2.75%(3 Mo. LIBOR + .34%)	#	3/16/2020	14,380	14,401,761
Textron, Inc.	2.731%(3 Mo. LIBOR + .55%)	#	11/10/2020	15,450	15,450,343
Total					117,412,724

Media 1.00%

Comcast Corp.	2.649%(3 Mo. LIBOR + .33%)	#	10/1/2020	86,346	86,482,425
Comcast Corp.	2.759%(3 Mo. LIBOR + .44%)	#	10/1/2021	11,357	11,387,187
NBCUniversal Enterprise, Inc.†	2.719%(3 Mo. LIBOR + .40%)	#	4/1/2021	84,826	85,007,601
Total					182,877,213

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND August 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Natural Gas 0.37%

Dominion Energy Gas Holdings LLC	3.01%(3 Mo. LIBOR + .60%)	#	6/15/2021	$11,500	$11,552,752
WGL Holdings, Inc.	2.517%(3 Mo. LIBOR + .40%)	#	11/29/2019	28,034	28,021,946
WGL Holdings, Inc.	2.986%(3 Mo. LIBOR + .55%)	#	3/12/2020	28,459	28,412,075
Total					67,986,773

Oil 0.86%

BP Capital Markets plc ( United Kingdom)(a)	2.382%(3 Mo. LIBOR + .25%)	#	11/24/2020	46,166	46,219,396
Occidental Petroleum Corp.	3.137%(3 Mo. LIBOR + .95%)	#	2/8/2021	22,971	23,080,579
Occidental Petroleum Corp.	3.437%(3 Mo. LIBOR + 1.25%)	#	8/13/2021	16,547	16,614,240
Occidental Petroleum Corp.	3.637%(3 Mo. LIBOR + 1.45%)	#	8/15/2022	45,943	46,105,370
Phillips 66	2.732%(3 Mo. LIBOR + .60%)	#	2/26/2021	14,005	14,005,611
Phillips 66†	3.053%(3 Mo. LIBOR + .75%)	#	4/15/2020	12,027	12,030,692
Total					158,055,888

Real Estate Investment Trusts 0.12%

AvalonBay Communities, Inc.	2.733%(3 Mo. LIBOR + .43%)	#	1/15/2021	4,787	4,782,052
SL Green Operating Partnership LP	3.148%(3 Mo. LIBOR + .98%)	#	8/16/2021	16,698	16,699,432
Total					21,481,484

Retail 0.64%

Dollar Tree, Inc.	3.003%(3 Mo. LIBOR + .70%)	#	4/17/2020	117,103	117,110,759

Telecommunications 0.29%

AT&T, Inc.	3.26%(3 Mo. LIBOR + .93%)	#	6/30/2020	38,654	38,891,533
Deutsche Telekom International Finance BV (Netherlands)†(a)	2.869%(3 Mo. LIBOR + .45%)	#	9/19/2019	13,704	13,706,779
Total					52,598,312
Total Corporate Bonds (cost $8,348,152,844)					8,358,903,918
Total Long-Term Investments (cost $12,456,854,492)					12,491,425,134

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
SHORT-TERM INVESTMENTS 31.43%

COMMERCIAL PAPER 29.07%

Automotive 2.12%

Ford Motor Credit Co.	4.39%	11/25/2019	$9,397	$9,334,799
General Motors Financial Co., Inc.	2.393%	9/3/2019	14,500	14,500,000
General Motors Financial Co., Inc.	2.404%	9/5/2019	18,162	18,159,609
General Motors Financial Co., Inc.	2.436%	9/10/2019	9,207	9,202,703
General Motors Financial Co., Inc.	2.436%	9/11/2019	27,620	27,605,269
General Motors Financial Co., Inc.	2.437%	9/20/2019	10,000	9,988,667
General Motors Financial Co., Inc.	2.479%	9/24/2019	9,213	9,199,887
General Motors Financial Co., Inc.	2.48%	9/25/2019	6,449	6,439,384
General Motors Financial Co., Inc.	2.495%	10/17/2019	32,275	32,178,354
General Motors Financial Co., Inc.	2.50%	9/18/2019	9,220	9,210,550
General Motors Financial Co., Inc.	2.561%	9/6/2019	18,422	18,418,131
General Motors Financial Co., Inc.	2.618%	10/3/2019	27,649	27,589,785
General Motors Financial Co., Inc.	2.76%	9/9/2019	55,346	55,321,002
General Motors Financial Co., Inc.	2.437%	9/20/2019	18,382	18,361,167
General Motors Financial Co., Inc.	2.457%	9/11/2019	9,222	9,217,041
General Motors Financial Co., Inc.	2.479%	9/27/2019	4,145	4,138,258
Hyundai Capital America	2.35%	12/11/2019	17,335	17,219,041
VW Credit, Inc.	2.634%	10/4/2019	92,150	91,945,273
Total				388,028,920

Banks: Regional 0.16%

Canadian Imperial Bank of Commerce	2.797%	9/20/2019	29,830	29,830,000

Building Materials 0.38%

CRH America Finance, Inc.	2.546%	9/25/2019	41,253	41,189,974
CRH America Finance, Inc.	2.651%	9/27/2019	13,836	13,812,018
CRH America Finance, Inc.	2.652%	9/30/2019	13,832	13,805,028
Total				68,807,020

Chemicals 2.43%

DowDuPont, Inc.	2.342%	10/25/2019	55,319	55,135,218
DowDuPont, Inc.	2.344%	11/7/2019	18,435	18,353,344
DowDuPont, Inc.	2.345%	11/7/2019	49,914	49,692,910
DowDuPont, Inc.	2.443%	9/27/2019	82,669	82,536,730
FMC Corp.	2.591%	9/9/2019	27,649	27,637,249
FMC Corp.	2.642%	9/9/2019	42,672	42,653,509
FMC Corp.	2.693%	9/4/2019	23,039	23,037,304

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Chemicals (continued)

FMC Corp.	2.693%	9/10/2019	$27,649	$27,634,753
FMC Corp.	2.693%	9/23/2019	16,215	16,191,128
Sherwin Williams Co.	2.435%	9/3/2019	18,426	18,426,000
Sherwin Williams Co.	2.436%	9/18/2019	11,035	11,023,965
Sherwin Williams Co.	2.437%	9/24/2019	18,392	18,366,251
Sherwin Williams Co.	2.438%	9/24/2019	18,153	18,127,582
Sherwin Williams Co.	2.488%	9/23/2019	36,617	36,567,160
Total				445,383,103

Drugs 1.08%

CIGNA Corp.	2.567%	9/24/2019	23,277	23,242,783
CIGNA Corp.	2.621%	9/17/2019	46,080	46,033,946
CIGNA Corp.	2.621%	9/18/2019	70,962	70,886,011
Mylan, Inc.	2.485%	9/3/2019	57,809	57,809,000
Total				197,971,740

Electric: Power 0.30%

Enel Finance America LLC	2.719%	9/24/2019	27,407	27,364,314
Enel Finance America LLC	2.752%	9/19/2019	27,673	27,639,792
Total				55,004,106

Electrical Equipment 1.07%

Broadcom, Inc.	2.59%	9/24/2019	22,990	22,955,803
Broadcom, Inc.	2.693%	9/12/2019	91,918	91,857,104
Broadcom, Inc.	2.693%	9/17/2019	30,000	29,969,083
Broadcom, Inc.	2.724%	9/10/2019	50,690	50,663,585
Total				195,445,575

Electronics 1.85%

Arrow Electronics, Inc.	2.591%	9/19/2019	14,988	14,971,014
Arrow Electronics, Inc.	2.591%	9/19/2019	22,500	22,474,500
Arrow Electronics, Inc.	2.591%	9/27/2019	9,196	9,180,367
Arrow Electronics, Inc.	2.642%	9/25/2019	27,636	27,592,089
Arrow Electronics, Inc.	2.643%	9/4/2019	22,797	22,795,354
Arrow Electronics, Inc.	2.645%	9/27/2019	27,645	27,597,082
Arrow Electronics, Inc.	2.715%	9/6/2019	46,082	46,071,747
Arrow Electronics, Inc.	2.796%	9/4/2019	9,216	9,215,296
Jabil, Inc.	2.642%	11/25/2019	160,479	159,520,717
Total				339,418,166

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Financial Services 0.08%

Nasdaq, Inc.	2.362%	10/16/2019	$9,221	$9,195,448
Nasdaq, Inc.	2.546%	9/24/2019	4,609	4,602,278
Total				13,797,726

Food 1.46%

Campbell Soup Co.	2.541%	9/3/2019	12,066	12,066,000
Campbell Soup Co.	2.974%	9/4/2019	46,247	46,243,262
Campbell Soup Co.	2.974%	9/5/2019	27,748	27,743,514
Smithfield Foods, Inc.	2.465%	9/4/2019	45,956	45,952,898
Smithfield Foods, Inc.	2.434%	9/3/2019	6,500	6,500,000
Smithfield Foods, Inc.	2.465%	9/5/2019	68,969	68,959,689
Tyson Foods, Inc.	2.336%	9/9/2019	59,942	59,919,022
Total				267,384,385

Health Care Products 1.34%

Boston Scientific Corp.	2.436%	9/11/2019	6,448	6,444,561
Boston Scientific Corp.	2.437%	9/6/2019	23,741	23,736,252
Boston Scientific Corp.	2.438%	9/27/2019	5,527	5,518,157
Boston Scientific Corp.	2.441%	10/4/2019	6,222	6,209,141
Boston Scientific Corp.	2.442%	10/9/2019	4,149	4,139,042
Boston Scientific Corp.	2.442%	10/11/2019	18,440	18,393,285
Boston Scientific Corp.	2.442%	10/15/2019	6,750	6,731,100
Boston Scientific Corp.	2.442%	10/15/2019	29,959	29,875,115
Boston Scientific Corp.	2.443%	10/18/2019	17,505	17,452,485
Boston Scientific Corp.	2.443%	10/18/2019	21,202	21,138,394
Boston Scientific Corp.	2.457%	9/19/2019	5,524	5,518,059
Boston Scientific Corp.	2.458%	9/5/2019	22,115	22,112,027
Boston Scientific Corp.	2.458%	9/18/2019	8,988	8,978,937
Boston Scientific Corp.	2.458%	9/19/2019	4,609	4,604,043
Boston Scientific Corp.	2.458%	9/20/2019	18,426	18,404,943
Boston Scientific Corp.	2.458%	9/20/2019	18,426	18,404,943
Boston Scientific Corp.	2.479%	9/6/2019	16,584	16,580,628
Boston Scientific Corp.	2.668%	9/19/2019	11,063	11,050,118
Total				245,291,230

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Care Services 0.40%

Humana, Inc.	2.546%	10/2/2019	$46,054	$45,961,252
Humana, Inc.	2.654%	10/16/2019	26,708	26,625,057
Total				72,586,309

Household Equipment/Products 0.99%

Newell Brands, Inc.	2.608%	9/6/2019	46,067	46,057,134
Newell Brands, Inc.	2.641%	9/17/2019	46,067	46,020,421
Newell Brands, Inc.	2.642%	9/20/2019	46,067	46,010,440
Newell Brands, Inc.	2.799%	9/13/2019	43,067	43,034,101
Total				181,122,096

Leisure 1.27%

Royal Caribbean Cruises Ltd.	2.434%	9/3/2019	2,000	2,000,000
Royal Caribbean Cruises Ltd.	2.449%	10/1/2019	3,224	3,217,957
Royal Caribbean Cruises Ltd.	2.489%	9/17/2019	17,000	16,983,803
Royal Caribbean Cruises Ltd.	2.489%	9/20/2019	37,250	37,206,904
Royal Caribbean Cruises Ltd.	2.491%	9/25/2019	62,416	62,322,549
Royal Caribbean Cruises Ltd.	2.521%	9/20/2019	13,822	13,805,813
Royal Caribbean Cruises Ltd.	2.541%	9/9/2019	47,650	47,630,146
Royal Caribbean Cruises Ltd.	2.543%	9/17/2019	50,439	50,389,962
Total				233,557,134

Lodging 0.20%

Marriott International, Inc.	2.442%	9/24/2019	37,535	37,482,451

Machinery: Agricultural 0.45%

BAT International Finance plc	2.50%	11/6/2019	9,214	9,173,535
BAT International Finance plc	2.50%	11/8/2019	36,622	36,456,438
BAT International Finance plc	2.501%	11/8/2019	36,853	36,686,394
Total				82,316,367

Machinery: Industrial/Specialty 0.57%

CNH Industrial Capital LLC	2.653%	10/22/2019	13,823	13,774,082
CNH Industrial Capital LLC	2.654%	10/16/2019	36,616	36,502,287
CNH Industrial Capital LLC	2.688%	4/17/2020	18,433	18,152,799
CNH Industrial Capital LLC	3.126%	11/5/2019	36,819	36,637,479
Total				105,066,647

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Metals & Minerals: Miscellaneous 1.84%

Glencore Funding LLC	2.447%	9/16/2019	$2,250	$2,248,042
Glencore Funding LLC	2.458%	9/19/2019	5,000	4,994,622
Glencore Funding LLC	2.459%	9/12/2019	46,074	46,046,125
Glencore Funding LLC	2.459%	9/13/2019	73,718	73,668,446
Glencore Funding LLC	2.459%	9/19/2019	45,500	45,451,062
Glencore Funding LLC	2.469%	9/19/2019	4,000	3,995,680
Glencore Funding LLC	2.489%	9/6/2019	91,908	91,889,235
Glencore Funding LLC	2.491%	9/13/2019	68,868	68,821,131
Total				337,114,343

Natural Gas 0.93%

Sempra Energy	2.545%	9/24/2019	51,612	51,536,733
Sempra Energy	2.556%	9/19/2019	55,085	55,023,549
SPIRE, Inc.	2.347%	9/18/2019	36,888	36,852,495
SPIRE, Inc.	2.356%	9/11/2019	27,666	27,651,737
Total				171,064,514

Oil 3.63%

Encana Corp.	2.571%	9/27/2019	19,334	19,301,390
Encana Corp.	2.591%	9/25/2019	13,588	13,566,825
Encana Corp.	2.601%	9/27/2019	15,651	15,624,289
Encana Corp.	2.611%	9/25/2019	46,059	45,986,662
Encana Corp.	2.644%	9/27/2019	14,752	14,726,430
Encana Corp.	2.644%	9/27/2019	61,774	61,666,925
Encana Corp.	2.54%	9/23/2019	10,000	9,986,111
Encana Corp.	2.585%	10/23/2019	4,000	3,985,889
Encana Corp.	2.611%	9/23/2019	10,000	9,985,722
Encana Corp.	2.637%	10/15/2019	41,476	41,350,673
Encana Corp.	2.688%	10/1/2019	18,200	18,162,629
Encana Corp.	2.689%	10/4/2019	22,106	22,055,746
Encana Corp.	2.956%	9/11/2019	8,991	8,985,206
ENI Finance USA, Inc.	2.383%	9/4/2019	4,138	4,137,989
ENI Finance USA, Inc.	2.425%	10/31/2019	27,435	27,323,208
ENI Finance USA, Inc.	2.426%	10/31/2019	37,053	36,902,017
ENI Finance USA, Inc.	2.53%	11/29/2019	41,226	40,978,397
ENI Finance USA, Inc.	2.546%	11/27/2019	23,035	22,899,749
ENI Finance USA, Inc.	2.647%	9/4/2019	17,519	17,517,735
Noble Energy, Inc.	2.546%	9/5/2019	70,000	69,990,239
Noble Energy, Inc.	2.566%	9/5/2019	60,000	59,991,566
Noble Energy, Inc.	2.568%	9/12/2019	61,612	61,573,031
Noble Energy, Inc.	2.578%	9/12/2019	38,622	38,597,475
Total				665,295,903

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Crude Producers 3.03%

Enable Midstream Partners LP	2.507%	9/6/2019	$45,861	$45,851,561
Enable Midstream Partners LP	2.507%	9/9/2019	27,651	27,639,617
Enable Midstream Partners LP	2.507%	9/10/2019	45,854	45,831,977
Enbridge, Inc.	2.428%	11/15/2019	15,000	14,925,406
Enbridge, Inc.	2.698%	10/15/2019	30,000	29,907,600
Enbridge, Inc.	2.787%	9/11/2019	23,090	23,075,992
Enbridge, Inc.	2.787%	9/17/2019	33,003	32,967,962
Energy Transfer Partners	2.586%	9/3/2019	36,790	36,790,000
Energy Transfer Partners	2.607%	9/3/2019	57,804	57,804,000
Energy Transfer Partners	2.607%	9/5/2019	62,991	62,982,006
Energy Transfer Partners	2.639%	9/3/2019	78,147	78,147,000
Kinder Morgan, Inc.	2.343%	9/3/2019	50,000	50,000,000
Plains All American Pipeline LP	2.556%	9/4/2019	8,000	7,999,440
Plains All American Pipeline LP	2.566%	9/3/2019	34,775	34,775,000
TransCanada PipeLines Ltd.	2.438%	11/8/2019	6,910	6,878,761
Total				555,576,322

Oil: Integrated Domestic 0.36%

FMC Technologies, Inc.	2.448%	11/4/2019	13,000	12,944,587
FMC Technologies, Inc.	2.469%	11/8/2019	23,035	22,930,863
FMC Technologies, Inc.	2.577%	9/20/2019	29,339	29,303,948
Total				65,179,398

Retail 1.76%

Autonation, Inc.	2.485%	9/5/2019	66,726	66,716,873
Autonation, Inc.	2.485%	9/6/2019	147,260	147,230,357
Canadian Tire Corp Ltd.	2.48%	11/4/2019	23,033	22,934,822
Canadian Tire Corp Ltd.	2.695%	9/27/2019	18,342	18,309,718
Walgreens Boots Alliance, Inc.	2.412%	2/11/2020	22,811	22,566,352
Walgreens Boots Alliance, Inc.	2.412%	2/11/2020	23,036	22,788,939
Walgreens Boots Alliance, Inc.	2.448%	10/31/2019	21,419	21,333,234
Total				321,880,295

Telecommunications 1.37%

AT&T, Inc.	2.453%	12/2/2019	51,001	50,687,386
AT&T, Inc.	2.454%	12/6/2019	46,055	45,759,749
Bell Canada, Inc.	2.309%	2/26/2020	45,879	45,352,538
Bell Canada, Inc.	2.367%	11/15/2019	46,074	45,839,064
Bell Canada, Inc.	2.449%	11/6/2019	64,247	63,956,961
Total				251,595,698
Total Commercial Paper (cost $5,325,553,960)				5,326,199,448

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
CORPORATE BONDS 0.15%

Banks: Regional 0.04%

Capital One NA	3.215%(3 Mo. LIBOR + .77%) #	9/13/2019	$7,365	$7,366,808

Drugs 0.03%

Shire Acquisitions Investments Ireland DAC (Ireland)(a)	1.90%	9/23/2019	5,301	5,299,904

Food 0.02%

Smithfield Foods, Inc.†	2.70%	1/31/2020	3,817	3,809,824

Leasing 0.02%

Penske Truck Leasing Co. LP/PTL Finance Corp.†	3.05%	1/9/2020	3,676	3,681,082

Manufacturing 0.02%

Pentair Finance Sarl (Luxembourg)(a)	2.65%	12/1/2019	3,750	3,749,302

Telecommunications 0.02%

AT&T, Inc.	2.953%(3 Mo. LIBOR + .65%) #	1/15/2020	3,967	3,974,265
Total Corporate Bonds (cost $27,859,169)				27,881,185

GOVERNMENT SPONSORED ENTERPRISES SECURITIES 1.36%

Federal Home Loan Bank Discount Notes	Zero Coupon	9/6/2019	166,937	166,908,342
Federal Home Loan Bank Discount Notes	Zero Coupon	9/25/2019	83,453	83,347,942
Total Government Sponsored Enterprises Securities (cost $249,617,105)				250,256,284

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND August 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
U.S. TREASURY OBLIGATION 0.74%

Government

U.S. Treasury Bill (cost $134,925,672)	Zero Coupon	10/8/2019	$135,204	$134,944,226

REPURCHASE AGREEMENT 0.11%

Repurchase Agreement dated 8/30/2019, 1.25% due 9/3/2019 with Fixed Income Clearing Corp. collateralized by $20,395,000 of U.S. Treasury Note at 2.25% due 03/31/2021 value: $20,778,263; proceeds: $20,372,462 (cost $20,369,633)			20,370	20,369,633
Total Short-Term Investments (cost $5,758,325,539)				5,759,650,776
Total Investments in Securities 99.60% (cost $18,215,180,031)				18,251,075,910
Cash and Other Assets in Excess of Liabilities 0.40%				72,489,150
Net Assets 100.00%				$18,323,565,060

LIBOR	London Interbank Offered Rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at August 31, 2019.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of August 31, 2019 in valuing the Fund's investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Long-Term Investments
Asset-Backed Securities	$—	$4,132,521,216	$—	$4,132,521,216
Corporate Bonds	—	8,358,903,918	—	8,358,903,918
Short-Term Investments
Commercial Paper	—	5,326,199,448	—	5,326,199,448
Corporate Bonds	—	27,881,185	—	27,881,185
Government Sponsored Enterprises Securities	—	250,256,284	—	250,256,284
Repurchase Agreement	—	20,369,633	—	20,369,633
U.S. Treasury Obligation	—	134,944,226	—	134,944,226
Total	$—	$18,251,075,910	$—	$18,251,075,910

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was organized as a Delaware statutory trust on August 16, 1993. The Trust currently consists of the following fourteen funds (separately, a “Fund” and collectively, the “Funds”): Lord Abbett Convertible Fund (“Convertible Fund”), Lord Abbett Core Fixed Income Fund (“Core Fixed Income Fund”), Lord Abbett Core Plus Bond Fund (“Core Plus Bond Fund”), Lord Abbett Corporate Bond Fund (“Corporate Bond Fund”), Lord Abbett Floating Rate Fund (“Floating Rate Fund”), Lord Abbett High Yield Fund (“High Yield Fund”), Lord Abbett Income Fund (“Income Fund”), Lord Abbett Inflation Focused Fund (“Inflation Focused Fund”), Lord Abbett Multi-Asset Balanced Opportunity Fund (“Multi-Asset Balanced Opportunity Fund”), Lord Abbett Multi-Asset Income Fund (“Multi-Asset Income Fund”), Lord Abbett Short Duration Core Bond Fund (“Short Duration Core Bond Fund”), Lord Abbett Short Duration Income Fund (“Short Duration Income Fund”), Lord Abbett Total Return Fund (“Total Return Fund”) and Lord Abbett Ultra Short Bond Fund (‘Ultra Short Bond Fund”).

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Funds’ Board of Trustees (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”). Each Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps, options and options on swaps (“swaptions”) are valued daily using independent pricing services or quotations from broker/dealers to the extent available. Investments in the Underlying Funds are valued at their net asset value (“NAV”) each business day at the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

Notes to Schedule of Investments (unaudited)(continued)

(b)	Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of August 31, 2019 and, if applicable, Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3. FEDERAL TAX INFORMATION

It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open generally three years after the filing of the tax return. The statutes of limitations on each Fund’s, state and local tax returns may remain open for an additional year depending upon the jurisdiction.

4. TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year or any company which is under common ownership or control. Multi-Asset Balanced Opportunity Fund, Multi-Asset Growth Fund and Multi-Asset Income Fund had the following transactions with affiliated issuers (i.e. the Underlying Funds) during the period then ended August 31, 2019:

Notes to Schedule of Investments (unaudited)(continued)

Multi-Asset Balanced Opportunity Fund

Affiliated Issuer	Balance of Shares Held at 11/30/2018	Gross Additions	Gross Sales	Balance of Shares Held at 8/31/2019	Fair Value at 8/31/2019	Net Realized Gain 12/1/2018 to 8/31/2019	Dividend Income 12/1/2018 to 8/31/2019	Change in Appreciation (Depreciation) 12/1/2018 to 8/31/2019
Lord Abbett Equity Trust-Calibrated Large Cap Value Fund - Class I	10,679,174	27,370	(10,706,545)	—	$—	$(594,044)	$544,118	$8,661,115
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund - Class I	8,006,923	3,750	(8,010,672)	—	—	(731,563)	72,928	12,410,052
Lord Abbett Investment Trust-Convertible Fund-Class I	11,552,944	3,879,619	(4,198,277)	11,234,286	156,942,981	7,763,043 (a)	5,800,351	7,452,768
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I	—	12,154,188	(1,019,579)	11,134,609	124,930,315	167,839	805,789	3,841,258
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I	15,146,308	4,269,851	(2,131,304)	17,284,856	90,572,644	6,293	3,365,610	7,600,482
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I	—	20,682,201	(2,550,959)	35,243,202	428,204,899	(390,345)	—	(8,814,446)
Lord Abbett Securities Trust-Growth Leaders Fund-Class I	7,257,952	4,960,051	(4,812,313)	7,405,690	227,873,079	(4,132,635)	—	46,257,729
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I	5,785,975	7,543,421	(2,117,526)	11,211,869	303,729,542	9,652,591 (b)	—	31,429,541
Lord Abbett Investment Trust-High Yield Fund - Class I	38,576,789	29,834,636	(12,936,415)	55,475,011	413,288,828	1,631,527	12,661,833	6,866,457
Lord Abbett Investment Trust-Inflation Focused Fund-Class I	6,882,447	4,647,698	(1,463,216)	10,066,929	113,152,282	(1,159,278)	2,718,225	(2,122,244)
Lord Abbett Securities Trust-International Equity Fund-Class I	6,841,732	4,871,502	(1,805,135)	9,908,099	125,931,942	819,300	1,943,736	(6,111,235)
Lord Abbett Securities Trust-International Value Fund - Class I	12,240,556	9,493,999	(2,762,450)	18,972,106	125,595,341	(2,889,838)	3,176,157	(4,704,968)
Lord Abbett Mid Cap Stock Fund, Inc. - Class I	2,317,331	4,841,812	(3,228,640)	9,422,216	250,819,386	209,633 (c)	783,702	(23,632,603)
Lord Abbett Investment Trust- Ultra Short Bond Fund- Class I	3,236,109	19,435,697	(7,759,583)	14,912,123	149,420,473	123,250	1,772,716	143,585
Total					$2,510,461,712	$10,475,773	$33,645,165	$79,277,491

(a)	Includes $4,437,951of distributed capital gains.
(b)	Includes $6,458,116 of distributed capital gains.
(c)	Includes $3,051,229 of distributed capital gains.

Multi-Asset Income Fund

Affiliated Issuer	Balance of Shares Held at 11/30/2018	Gross Additions	Gross Sales	Balance of Shares Held at 8/31/2019	Fair Value at 8/31/2019	Net Realized Gain 12/1/2018 to 8/31/2019	Dividend Income 12/1/2018 to 8/31/2019	Change in Appreciation (Depreciation) 12/1/2018 to 8/31/2019
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I	6,744,374	3,094	(6,747,468)	—	$—	$(247,451)	$60,176	$13,964,276
Lord Abbett Investment Trust-Convertible Fund-Class I	16,233,536	1,168,851	(6,701,263)	10,701,124	149,494,702	9,159,907 (a)	7,902,901	7,003,105
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I	1,369,865	45,335	(256,164)	1,159,036	13,004,389	9,648	316,839	1,066,156
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund-Class I	11,189,766	4,415,964	(2,413,118)	13,192,612	69,129,288	(480,524)	2,815,681	7,000,446
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I	—	10,434,272	(199,715)	10,234,557	124,349,865	(5,911)	—	(3,761,246)
Lord Abbett Securities Trust-Growth Leaders Fund-Class I	4,252,856	—	(2,335,177)	1,917,679	59,006,975	(3,944,929)	—	18,453,990

Notes to Schedule of Investments (unaudited)(concluded)

Affiliated Issuer	Balance of Shares Held at 11/30/2018	Gross Additions	Gross Sales	Balance of Shares Held at 8/31/2019	Fair Value at 8/31/2019	Net Realized Gain 12/1/2018 to 8/31/2019	Dividend Income 12/1/2018 to 8/31/2019	Change in Appreciation (Depreciation) 12/1/2018 to 8/31/2019
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I	3,317,795	463,613	(1,140,762)	2,640,646	$71,535,100	$5,756,422 (b)	$—	$6,597,197
Lord Abbett Investment Trust-High Yield Fund-Class I	36,240,904	1,434,501	(8,730,648)	28,944,757	215,638,437	2,533,282	10,372,679	6,765,361
Lord Abbett Investment Trust-Inflation Focused Fund-Class I	8,194,338	243,066	(845,092)	7,592,312	85,337,589	(519,277)	2,780,865	(1,994,234)
Lord Abbett Securities Trust-International Equity Fund-Class I	6,242,490	371,577	(984,914)	5,629,153	71,546,533	538,059	1,781,744	1,995,023
Lord Abbett Securities Trust-International Value Fund-Class I	11,697,199	834,245	(1,823,278)	10,708,166	70,888,062	(2,359,591)	2,104,394	881,644
Lord Abbett Mid Cap Stock Fund, Inc.-Class I	3,134,124	352,353	(4,002,282)	4,015,616	106,895,710	13,575 (c)	1,041,974	(10,021,598)
Lord Abbett Investment Trust- Ultra Short Bond Fund- Class I	23,590,968	8,312,947	(4,968,208)	26,935,707	269,895,789	(8,113)	4,978,512	731,278
Total					$1,306,722,439	$10,445,097	$34,155,765	$48,681,398

(a)	Includes $6,306,888 of distributed capital gains.
(b)	Includes $3,682,181 of distributed capital gains.
(c)	Includes $4,126,700 of distributed capital gains.

Investments in Underlying Funds (unaudited)

The Funds invests in Underlying Funds managed by Lord Abbett. As of August 31, 2019, each Fund’s long-term investments were allocated among the Underlying Funds as follows:

Multi-Asset Balanced Opportunity Fund’s Investments: Underlying Fund Name	% of Investments
Lord Abbett Investment Trust-Convertible Fund-Class I	6.25%
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I	4.98%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund-Class I	3.61%
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I	17.06%
Lord Abbett Securities Trust-Growth Leaders Fund-Class I	9.08%
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I	12.10%
Lord Abbett Investment Trust-High Yield Fund-Class I	16.46%
Lord Abbett Investment Trust-Inflation Focused Fund-Class I	4.51%
Lord Abbett Securities Trust-International Equity Fund-Class I	5.01%
Lord Abbett Securities Trust-International Value Fund-Class I	5.00%
Lord Abbett Mid Cap Stock Fund, Inc.-Class I	9.99%
Lord Abbett Investment Trust-Ultra Short Bond Fund-Class I	5.95%

Multi-Asset Income Fund’s Investments: Underlying Fund Name	% of Investments
Lord Abbett Investment Trust-Convertible Fund-Class I	11.44%
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I	1.00%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund-Class I	5.29%
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I	9.52%
Lord Abbett Securities Trust-Growth Leaders Fund-Class I	4.52%
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I	5.47%
Lord Abbett Investment Trust-High Yield Fund-Class I	16.50%
Lord Abbett Investment Trust-Inflation Focused Fund-Class I	6.53%
Lord Abbett Securities Trust-International Equity Fund-Class I	5.48%
Lord Abbett Securities Trust-International Value Fund-Class I	5.42%
Lord Abbett Mid Cap Stock Fund, Inc.-Class I	8.18%
Lord Abbett Investment Trust-Ultra Short Bond Fund-Class I	20.65%

The Ten Largest Holdings and the Holdings by Sector, as of August 31, 2019, for each Underlying Fund are presented below. Each Underlying Fund’s annual and semiannual reports, which are sent to shareholders and filed with the SEC, contain information about the Underlying Fund’s portfolio holdings, including a complete schedule of holdings. A complete schedule of holdings for each Underlying Fund is also filed with the SEC on Form N-Q as of the end of each respective Underlying Fund’s first and third quarters. In addition, on or about the first day of the second month following each calendar quarter-end, each Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The information for the most recently ended calendar quarter may be viewed at www.lordabbett.com or requested at no charge by calling Lord Abbett at 888-522-2388.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Investment Trust – Convertible Fund

Ten Largest Holdings	% of Investments
Tesla Energy Operations, Inc., 1.625%, 11/1/2019	5.05%
Wells Fargo & Co., 7.50%, TBA’s	4.35%
Microchip Technology, Inc., 1.625%, 02/15/2025	3.74%
FireEye, Inc., 1.625%, 06/01/2035	3.35%
SunPower Corp., 4.00%, 01/15/2023	3.35%
Ctrip.com International Ltd., 1.00%, 07/01/2020	3.12%
Chegg, Inc., 0.125%, 03/15/2025	2.49%
Insulet Corp., 1.375%, 11/15/2024	2.45%
Advanced Micro Devices, Inc., 2.125%, 09/01/2026	2.41%
Twitter, Inc., 0.25%, 06/15/2024	2.28%

Holding by Sector*	% of Investments
Banking	4.35%
Basic Industry	1.75%
Capital Goods	2.85%
Consumer Goods	0.48%
Energy	5.05%
Health Care	12.40%
Leisure	1.81%
Media	3.58%
Real Estate	2.73%
Retail	1.15%
Services	5.44%
Technology & Electronics	49.60%
Telecommunication	2.12%
Transportation	2.27%
Utilities	2.04%
Repurchase Agreement	2.38%
Total	100.00%

*	A sector may comprise several industries

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Investment Trust – Core Fixed Income Fund

Ten Largest Holdings	% of Investments
Federal National Mortgage Assoc., 3.50%, TBA’s	18.05%
U.S. Treasury Bill, Zero Coupon, 11/21/2019	9.52%
Federal National Mortgage Assoc. 4.00%, TBA’s	5.33%
U.S. Treasury Note, 2.50%, 01/31/2021	4.96%
Federal National Mortgage Assoc., 3.00%, TBA’s	3.42%
Federal Home Loan Bank Discount Notes, Zero Coupon, 11/05/2019	3.35%
Federal Home Loan Bank Discount Notes, Zero Coupon, 09/06/2019	3.33%
U.S. Treasury Inflation Indexed Note, 0.625%, 04/15/2023	2.98%
U.S. Treasury Bond, 2.875%, 05/15/2049	2.87%
U.S. Treasury Bond, 2.75%, 11/15/2047	1.91%

Holding by Sector*	% of Investments
Auto	0.55%
Capital Goods	0.29%
Consumer Cyclicals	0.10%
Consumer Services	0.63%
Consumer Staples	0.13%
Energy	1.30%
Financial Services	27.22%
Foreign Government	0.65%
Health Care	0.16%
Integrated Oils	0.38%
Materials and Processing	0.34%
Municipal	0.03%
Producer Durables	0.74%
Technology	0.31%
Telecommunications	0.46%
Transportation	0.03%
U.S. Government	59.32%
Utilities	1.63%
Repurchase Agreement	5.73%
Total	100.00%

*	A sector may comprise several industries

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Global Fund, Inc. – Emerging Markets Bond Fund

Ten Largest Holdings	% of Investments
Republic of Colombia, 5.00%, 06/15/2045	2.04%
Republic of EI Salvador, 6.375%, 01/18/2027	1.69%
Dominican Republic, 5.95%, 01/25/2027	1.64%
Ukraine Government, 7.375%, 09/25/2032	1.49%
Republic of Ecuador, 8.75%, 06/02/2023	1.48%
Republic of Nigeria, 6.50%, 11/28/2027	1.44%
United Mexican States, 7.50%, 01/14/2012	1.42%
Pakistan Government International Bond, 8.25%, 04/15/2024	1.32%
Petroleos Mexicanos, 5.35%, 02/12/2028	1.30%
Ivory Coast Bond, 6.375%, 03/03/2028	1.25%

Holding by Sector*	% of Investments
Banking	4.15%
Basic Industry	3.09%
Consumer Goods	1.11%
Energy	14.42%
Financial Services	3.17%
Foreign Government	63.67%
Real Estate	0.59%
Services	0.58%
Telecommunications	0.52%
Transportation	3.05%
Utilities	5.17%
Repurchase Agreement	0.48%
Total	100.00%

*	A sector may comprise several industries

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – Fundamental Equity

Ten Largest Holdings	% of Investments
Verizon Communications, Inc.	2.80%
JPMorgan Chase & Co.	2.79%
Wells Fargo & Co.	2.78%
Walt Disney Co. (The)	2.36%
United Technologies Corp.	2.30%
PepsiCo, Inc.	2.06%
Citigroup, Inc.	2.02%
U.S. Bancorp	2.01%
American International Group, Inc.	1.95%
Axis Capital Holdings Ltd.	1.86%

Holding by Sector*	% of Investments
Communication Services	7.97%
Consumer Discretionary	5.11%
Consumer Staples	8.68%
Energy	8.47%
Financial Services	23.21%
Health Care	14.64%
Industrials	11.78%
Information Technology	8.96%
Materials	3.05%
Real Estate	1.62%
Utilities	6.18%
Repurchase Agreement	0.33%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – Growth Leaders Fund

Ten Largest Holdings	% of Investments
Microsoft Corp.	4.65%
Amazon.com, Inc.	4.57%
Mastercard, Inc. Class A	2.96%
Match Group, Inc.	2.83%
Facebook, Inc. Class A	2.01%
MercadoLibre, Inc.	1.99%
Chipotle Mexican Grill, Inc.	1.89%
Alteryx, Inc. Class A	1.79%
Paycom Software, Inc.	1.72%
Roku, Inc.	1.71%

Holding by Sector*	% of Investments
Communication Services	10.90%
Consumer Discretionary	21.60%
Financial Services	2.54%
Health Care	11.88%
Industrials	8.13%
Information Technology	41.01%
Real Estate	1.54%
Repurchase Agreement	2.40%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Research Fund – Growth Opportunities Fund

Ten Largest Holdings	% of Investments
Fidelity National Information Services, Inc.	3.45%
Dollar General Corp.	2.36%
Global Payments, Inc.	2.34%
TransDigm Group, Inc.	2.29%
SBA Communications Corp.	2.27%
O’Reilly Automotive, Inc.	2.20%
RingCentral, Inc. Class A	2.08%
L3Harris Technologies, Inc.	2.08%
Burlington Stores, Inc.	2.08%
FleetCor Technologies, Inc.	1.86%

Holding by Sector*	% of Investments
Communication Services	2.69%
Consumer Discretionary	15.64%
Consumer Staples	3.87%
Energy	1.02%
Financials	7.53%
Health Care	14.21%
Industrials	18.44%
Information Technology	29.11%
Materials	3.69%
Real Estate	2.27%
Repurchase Agreement	1.53%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Investment Trust – High Yield Fund

Ten Largest Holdings	% of Investments
Sprint Capital Corp., 6.875%, 11/15/2028	1.91%
DISH DBS Corp., 7.75%, 07/01/2026	1.00%
Ally Financial, Inc., 8.00%, 11/01/2031	0.93%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.875%, 05/01/2027	0.70%
Altice France SA (France), 7.375%, 05/01/2026	0.69%
Tesla, Inc., 5.30%, 08/15/2025	0.66%
TransDigm, Inc., 6.375%, 06/15/2026	0.59%
Bausch Health Americas, Inc., 8.50%, 01/31/2027	0.56%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 05/01/2027	0.56%
Calpine Corp., 5.75%, 01/15/2025	0.56%

Holding by Sector*	% of Investments
Automotive	2.40%
Banking	3.09%
Basic Industry	10.67%
Capital Goods	6.60%
Commercial Mortgage Backed	0.33%
Communications	0.05%
Consumer Cyclicals	0.24%
Consumer Discretionary	1.00%
Consumer Goods	3.44%
Consumer Staples	0.12%
Energy	13.21%
Financial Services	3.22%
Foreign Government	0.61%
Health Care	9.83%
Industrials	0.67%
Information Technology	0.10%
Insurance	1.00%
Leisure	4.63%
Materials	0.30%
Media	11.22%
Real Estate	0.16%
Retail	3.71%
Services	4.51%
Technology	3.71%
Telecommunications	6.45%
Transportation	2.03%
U.S. Government	0.07%
Utilities	4.76%
Repurchase Agreement	1.87%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Investment Trust – Inflation Focused Fund

Ten Largest Holdings	% of Investments
VNDO Mortgage Trust 2012-6AVE A, 2.9956%, 11/15/2030	0.83%
Ally Master Owner Trust 2018-4 A, 3.30%, 07/17/2023	0.66%
Sabine Pass Liquefaction LLC, 5.625%, 04/15/2023	0.62%
California Republic Auto Receivables Trust 2016-1 B, 3.43%, 02/15/2022	0.58%
Ford Credit Auto Owner Trust 2015-1 A, 2.12%, 07/15/2026	0.57%
DBWF Mortgage Trust 2018-AMXP A, 3.8731%, 05/05/2035	0.56%
JPMorgan Chase Commercial Mortgage Securities Trust 2012-WLDN A, 3.9054%, 05/05/2030	0.55%
BBCMS Mortgage Trust 2018-TALL A, 2.9171%, 03/15/2037	0.52%
Synchrony Credit Card Master Note Trust 2018-2 A, 3.47%, 05/15/2026	0.50%
Synchrony Credit Card Master Note Trust 2015-1 B, 2.64%, 03/15/2023	0.45%

Holding by Sector*	% of Investments
Auto	2.62%
Basic Industry	0.29%
Capital Goods	1.25%
Consumer Cyclicals	1.13%
Consumer Discretionary	0.69%
Consumer Services	1.20%
Consumer Staples	0.28%
Energy	7.57%
Financial Services	65.05%
Foreign Government	0.58%
Health Care	2.58%
Integrated Oils	0.70%
Materials and Processing	3.77%
Municipal	0.11%
Other	0.16%
Producer Durables	2.73%
Technology	2.90%
Telecommunications	0.94%
Transportation	0.80%
U.S. Government	0.89%
Utilities	3.06%
Repurchase Agreement	0.70%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – International Equity Fund

Ten Largest Holdings	% of Investments
Nestle SA Registered Shares	3.16%
Alibaba Group Holding Ltd.	2.28%
Novartis AG Registered Shares	2.20%
AstraZeneca plc	2.17%
Vinci SA	2.15%
Allianz SE Registered Shares	1.96%
AIA Group Ltd.	1.92%
Toyota Motor Corp.	1.75%
CAE, Inc.	1.74%
SAP SE	1.73%

Holding by Sector	% of Investments
Communication Services	2.41%
Consumer Discretionary	8.84%
Consumer Staples	13.61%
Energy	6.76%
Financial Services	20.45%
Health Care	9.38%
Industrials	12.11%
Information Technology	12.43%
Materials	6.66%
Real Estate	2.55%
Utilities	1.11%
Reprchase Agreement	3.69%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – International Value Fund

Ten Largest Holdings	% of Investments
Royal Dutch Shell plc Class A	3.07%
Sanofi	3.04%
Toyota Motor Corp.	2.90%
Novartis AG Registered Shares	2.75%
Allianz SE Registered Shares	2.51%
Sony Corp.	2.27%
Asahi Group Holdings Ltd.	2.26%
Danone SA	2.03%
BAE Systems plc	1.96%
National Grid plc	1.93%

Holding by Sector*	% of Investments
Communication Services	3.90%
Consumer Discretionary	10.26%
Consumer Staples	9.21%
Energy	10.26%
Financial Services	22.85%
Health Care	11.70%
Industrials	11.65%
Information Technology	4.17%
Materials	5.55%
Real Estate	5.11%
Utilities	1.93%
Repurchase Agreement	3.41%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Mid Cap Stock Fund, Inc.

Ten Largest Holdings	% of Investments
FirstEnergy Corp.	2.22%
Hartford Financial Services Group, Inc. (The)	2.17%
Axis Capital Holdings Ltd.	2.14%
CMS Energy Corp.	1.96%
Evergy, Inc.	1.93%
Alexandria Real Estate Equities, Inc.	1.87%
Universal Health Services, Inc. Class B	1.85%
E*TRADE Financial Corp.	1.76%
Duke Realty Corp.	1.74%
Masco Corp.	1.70%

Holding by Sector*	% of Investments
Communication Services	1.94%
Consumer Discretionary	9.66%
Consumer Staples	4.36%
Energy	6.36%
Financial Services	18.58%
Health Care	7.89%
Industrials	13.54%
Information Technology	9.01%
Materials	6.55%
Real Estate	10.1%
Utilities	11.79%
Repurchase Agreement	0.22%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(concluded)

Lord Abbett Investment Trust-Ultra Short Bond Fund

Ten Largest Holdings	% of Investments
Goldman Sachs Group, Inc. (The), 3.4194%, 04/23/2020	1.35%
Morgan Stanley, 2.731%, 02/10/2021	1.29%
Bank of America Corp., 2.9376%, 07/21/2021	1.25%
Citigroup, Inc., 3.1278%, 01/10/2020	1.07%
Energy Transfer Partners, 2.5861% - 2.6390%, 09/03/2019	0.95%
Federal Home Loan Bank Discount Notes, Zero Coupon, 09/06/2019	0.91%
Jabil, Inc., 2.6417%, 11/25/2019	0.87%
Autonation, Inc., 2.4852%, 09/06/2019	0.81%
Wells Fargo & Co., 3.1576%, 07/22/2020	0.79%
Glencore Funding LLC, 2.4589% - 2.4906%, 09/13/2019	0.789%

Holding by Sector*	% of Investments
Auto	8.32%
Capital Goods	1.12%
Consumer Cyclicals	4.15%
Consumer Discretionary	0.99%
Consumer Services	1.00%
Consumer Staples	2.29%
Energy	9.45%
Financial Services	52.44%
Health Care	4.11%
Integrated Oils	0.36%
Materials and Processing	5.48%
Producer Durables	2.18%
Technology	2.81%
Telecommunications	1.69%
Transportation	0.07%
U.S. Government	2.11%
Utilities	1.32%
Repurchase Agreement	0.11%
Total	100.00%

*	A sector may comprise several industries